UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Franklin Limited
Duration Income
Trust
June 30, 2025
Not FDIC Insured No Bank Guarantee May Lose Value
.

Managed Distribution Policy : Effective January 1, 2024, the Fund has implemented a managed distribution plan whereby the
Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund's plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the
NAV of the Fund's common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the
Fund's managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the "Important Information to Shareholders" section for additional information.

franklintempleton.com
Semiannual Report
1
Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 6
Financial Statements 119
Notes to Financial Statements 123
Important Information to Shareholders 135
Annual Meeting of Shareholders 136
Dividend Reinvestment and Cash Purchase Plan 137
Shareholder Information 139
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

2
franklintempleton.com
Semiannual Report
Franklin Limited Duration Income Trust
Dear Shareholder,
This semiannual report for Franklin Limited Duration Income
Trust covers the period ended June 30, 2025.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, with a
secondary objective of capital appreciation to the extent
possible and consistent with the Fund’s primary objective,
through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage-backed
and other asset-backed securities. We invest in a diversified mix of fixed income securities, primarily high-yield corporate bonds, senior secured floating rate corporate loans, and
mortgage-backed and other asset-backed securities. The
Fund may also invest a portion in marketplace loans. Our
top-down analysis of macroeconomic trends combined with a
bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate
loan sectors, we seek securities trading at reasonable
valuations from issuers with characteristics such as strong
market positions, stable cash flows, reasonable capital
structures, supportive asset values, strong sponsorship and
improving credit fundamentals. In the mortgage-backed and
other asset-backed securities sector, we look to capture
an attractive income stream and total return through our
analysis of security prepayment assumptions, potential
pricing inefficiencies and underlying collateral characteristics.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +3.55% based on net asset value and
+2.49% based on market price. The Fund’s benchmark,
the blended 1/3 ICE BofA US High Yield Constrained Index
+ 1/3 Morningstar
®
LSTA
®
US Leveraged Loan Index
SM
+
1/3 Bloomberg MBS Index, posted a +3.87% cumulative
total return.
1
Individually, the ICE BofA US High Yield
Constrained Index, which is designed to mirror below
investment-grade corporate debt publicly issued in the U.S.
domestic market, posted a +4.55% cumulative total return.
2
The Morningstar
®
LSTA
®
US Leveraged Loan Index
SM
,
which is designed to mirror the market value-weighted and
provides comprehensive coverage of the U.S. leveraged
loan market, posted a +2.81% cumulative total return.

The
Bloomberg MBS Index, which tracks the performance of
fixed-rate agency mortgage-backed pass-through securities
guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA)
and Freddie Mac (FHLMC), posted a 4.22% cumulative total
return.

Over the period, net asset value decreased from
$6.94 per share on December 31, 2024, to $6.81 at period-
end, and the market price decreased from $6.63 to $6.42 at
period-end. You can find the Fund’s long-term performance
data in the Performance Summary on page 4 .
Effective January 1, 2024, the Fund has implemented a
managed distribution plan whereby the Fund will distribute
a level distribution amount to shareholders. The Fund
intends to make monthly distributions to shareholders
at the fixed rate of $0.0615 per share. Management will
generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules
and Subchapter M of the Internal Revenue Code. The
plan is intended to provide shareholders with a consistent
distribution each month and is intended to narrow the
discount between the market price and the NAV of the
Fund’s common shares, but there is no assurance that the
plan will be successful in doing so. The Fund sends a Form
Portfolio Composition
6/30/25
% of Total
Investments
Corporate Bonds 39.7%
Senior Floating Rate Interests 28.9%
Marketplace Loans 12.5%
Mortgage-Backed Securities 10.3%
Asset-Backed Securities
*
5.3%
Other
†
0.2%
Short-Term Investments 3.1%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
1. Source: Factset. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Limited Duration Income Trust
3
franklintempleton.com
Semiannual Report
1099-DIV to shareholders each calendar year describing
how to report the Fund's distributions for federal income
tax purposes. Please see the “Important Information to
Shareholders” section for additional information.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Thank you for your continued participation in Franklin Limited
Duration Income Trust. We look forward to serving your
future investment needs.
Sincerely,
Glenn I. Voyles, CFA
Justin Ma, CFA
Patrick A. Klein, Ph.D.
Jonathan G. Belk, CFA
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2025
Franklin Limited Duration Income Trust
4
franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/25
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
3
Average Annual Total Return

Based on
NAV
4
Based on
market price
5
Based on
NAV

Based on
market price
5
6-Month 3.55% 2.49% 3.55% 2.49%
1-Year 7.10% 13.31% 7.10% 13.31%
5-Year 25.74% 31.51% 4.69% 5.63%
10-Year 29.71% 54.48% 2.64% 4.45%
Symbol: FTF 6/30/25 12/31/24 Change
Net Asset Value (NAV) $6.81 $6.94 -$0.13
Market Price (NYSE) $6.42 $6.63 -$0.21
See page 5 for Performance Summary footnotes.

Franklin Limited Duration Income Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-
ment and extension risks. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Figures are for common shares. As of 6/30/25, the Fund had leverage in the amount of 31.75% of the Fund’s total portfolio. The Fund employs leverage through participa-
tion in a Credit Facility, entering into reverse repurchase agreements, and Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate
investments.
2. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
3. Total return calculations represent the cumulative and average annual changes in the value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions Per Share
(1/1/25–6/30/25)
Net Investment
Income
$0.3690

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.94 $7.18 $7.06 $8.97 $9.43 $10.00
Income from investment operations:
Net investment income
a
............. 0.28 0.64 0.65 0.62 0.52 0.51
Net realized and unrealized gains (losses) (0.04) (0.14) 0.18 (1.46) (0.05) (0.15)
Total from investment operations ........ 0.24 0.50 0.83 (0.84) 0.47 0.36
Less distributions to common shareholders
from:
Net investment income .............. (0.37) (0.51) (0.41) (0.57) (0.55) (0.55)
Tax return of capital ................ — (0.23) (0.30) (0.21) (0.38) (0.38)
Total distributions ................... (0.37) (0.74) (0.71) (0.78) (0.93) (0.93)
Dilution effect of rights offering ......... — — — (0.29)
b
— —
Net asset value, end of period .......... $6.81 $6.94 $7.18 $7.06 $8.97 $9.43
Market value, end of period
c
........... $6.42 $6.63 $6.22 $6.21 $9.09 $9.42
Total return (based on net asset value per
share)
d
........................... 3.55% 7.24% 12.36% (12.75)% 5.16% 4.26%
Total return (based on market value per
share)
d
........................... 2.49% 19.46% 12.17% (23.52)% 6.77% 9.43%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 3.69% 3.94% 4.07% 2.69% 1.76% 1.86%
Expenses net of waiver and payments by
affiliates .......................... 3.67% 3.92% 4.06%
f
2.68%
f
1.75%
f
1.85%
f
Net investment income ............... 8.27% 9.00% 9.16% 8.16% 5.58% 5.51%
Supplemental data
Net assets, end of period (000’s) ........ $275,343 $280,401 $290,198 $285,319 $270,437 $284,199
Portfolio turnover rate ................ 52.32% 109.84% 104.86% 95.50% 107.66% 106.46%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 23.57% 52.23% 71.14% 52.93% 51.04% 60.46%
Total credit facility and other financial
leverage outstanding at end of period
(000’s) ........................... $103,886 $107,863 $109,652 $117,090 $116,359 $111,505
Asset coverage per $1,000 of debt ...... $3,650 $3,600 $3,647 $3,437 $3,324 $3,549

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Year Ended December 31,
2017
#
Year Ended March 31,
2019 2018 2017 2016 2015
Per common share operating
performance
(for a common share outstanding throughout
the year)
Net asset value, beginning of year ....... $10.11 $12.32 $12.91 $12.38 $13.87 $14.36
Income from investment operations:
Net investment income
a
............. 0.53 0.57 0.48 0.62 0.72 0.73
Net realized and unrealized gains (losses) 0.39 (0.79) (0.03) 0.85 (1.41) (0.33)
Dividends to preferred shareholders from
net investment income .............. — (0.06) (0.08) (0.07) (0.06) (0.06)
Total from investment operations ........ 0.92 (0.28) 0.37 1.40 (0.75) 0.34
Less distributions to common shareholders
from:
Net investment income .............. (0.58) (0.49) (0.43) (0.57) (0.74) (0.83)
Tax return of capital ................ (0.45) (0.68) (0.53) (0.36) — —
Total distributions ................... (1.03) (1.17) (0.96) (0.93) (0.74) (0.83)
Repurchase of shares ................ — — — 0.06 — —
Dilution effect of rights offering ......... — (0.76)
h
— — — —
Net asset value, end of year ........... $10.00 $10.11 $12.32 $12.91 $12.38 $13.87
Market value, end of year
c
............. $9.59 $9.02 $11.83 $11.97 $11.34 $12.17
Total return (based on net asset value per
share)
d
........................... 9.33% (9.07)% 4.71% 12.02% (5.44)% 2.41%
Total return (based on market value per
share)
d
........................... 18.34% (14.86)% 7.08% 14.07% (0.44)% (0.35)%
Ratios to average net assets applicable
to common shares
e,i
Expenses before waiver and payments by
affiliates .......................... 2.16% 1.73% 1.25% 1.35% 1.16% 1.14%
Expenses net of waiver and payments by
affiliates
f
.......................... 2.15% 1.71% 1.23% 1.32% 1.16%
j
1.14%
j
Net investment income ............... 5.15% 4.97% 5.04% 4.83% 5.52% 5.14%
Supplemental data
Net assets applicable to common shares,
end of year (000’s) .................. $301,452 $304,804 $278,489 $291,875 $332,132 $372,080
Portfolio turnover rate ................ 113.49% 198.44% 168.28% 265.00% 270.16% 289.67%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 57.50% 63.84% 46.49% 93.00% 81.78% 92.15%
Total credit facility and other financial
leverage outstanding at end of year (000’s) $107,117 $90,000
k
$— $— $— $—
Asset coverage per preferred share ...... $— $—
l
$72,311 $74,809 $75,991 $76,665
Liquidation preference per preferred share $— $—
l
$25,000 $25,000 $25,000 $25,000
Asset coverage per $1,000 of debt ...... $3,814 $4,387
k
$— $— $— $—

Franklin Limited Duration Income Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

#
For the period April 1, 2017 to December 31, 2017.
a
Based on average daily shares outstanding.
b
Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
c
Based on the last sale on the NYSE American.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
See Note 1(d) regarding mortgage dollar rolls.
h
Represents the impact of Fund’s rights offering of 7,534,709 common shares in October 2018 as a subscription price per share based on a formula.
i
Based on income and expenses applicable to both common and preferred shares.
j
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
k
Effective August 15, 2018, the Fund began participating in a credit facility.
l
Effective August 15, 2018, the Fund's preferred shares were liquidated.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.1%
Hotels, Restaurants & Leisure 0.0%
†
a
24 Hour Fitness Worldwide, Inc. ........................ United States 159,925 $ 5,917
Metals & Mining 0.0%
†
a
Petra Diamonds Ltd. ................................. South Africa 331,401 67,067
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. ................................ United States 281 899
Birch Permian Holdings, Inc. ........................... United States 20,307 106,774
California Resources Corp. ............................ United States 72 3,289
110,962
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 11,685 245,233
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 1,755 26,325
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. ................................ United States 10 —
Total Common Stocks (Cost $ 2,365,902 ) .....................................
455,504
Principal
Amount
*
Corporate Bonds 57.2%
Aerospace & Defense 1.3%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 734,120
d
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 300,000 309,258
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 250,000 258,040
d
Bombardier, Inc. ,
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 675,000 703,779
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 500,000 518,725
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,064,056
3,587,978
Automobile Components 1.1%
d
Adient Global Holdings Ltd. ,
c
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 600,000 631,015
Senior Note , 144A, 7.5% , 2/15/33 ..................... United States 150,000 153,524
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 150,000 154,718
c ,d ,e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 1,750,000 1,357,363
d ,f
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 400,000 410,829
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 400,000 409,422
3,116,871
Automobiles 0.2%
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 700,000 697,346
Biotechnology 0.5%
d
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 720,751
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 577,171
1,297,922

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.7%
e
Nordstrom, Inc. , Senior Bond , 4% , 3/15/27 ................ United States 1,000,000 $ 983,230
d
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 200,000 200,589
c
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 800,000 806,965
1,990,784
Building Products 2.1%
c ,d
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 500,000 461,490
c ,d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 1,000,000 726,031
c ,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 1,100,000 1,125,764
d
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 100,000 100,936
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 125,000 127,153
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 500,000 513,142
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 150,000 154,868
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 300,000 308,683
c ,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,200,000 1,259,072
c ,d
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 900,000 922,756
5,699,895
Capital Markets 0.9%
d
Jane Street Group / JSG Finance, Inc. ,
c
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 500,000 485,444
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 500,000 505,086
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 600,000 617,298
d ,g
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 288,096
c ,d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 500,000 524,440
2,420,364
Chemicals 2.6%
b ,d ,f ,h
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 166,428 —
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 302,992
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 208,493
c
Celanese US Holdings LLC , Senior Note , 6.58% , 7/15/29 ..... United States 1,000,000 1,042,853
d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 500,000 519,485
d
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 600,000 517,361
c ,d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 194,098
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 307,762
d
GPD Cos., Inc. , Senior Note , 144A, 12.5% , 12/31/29 ......... United States 989,752 954,121
c ,d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 1,000,000 1,005,585
d ,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 243,101 214,368
c ,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,288,441

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
d ,e
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 1,000,000 $ 674,538
7,230,097
Commercial Services & Supplies 2.3%
c ,d
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,200,000 1,254,698
c ,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 1,400,000 1,382,924
c ,d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 600,000 581,678
c ,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,125,849
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 243,843
c ,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 800,000 785,961
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 208,124
c ,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 729,296
6,312,373
Construction & Engineering 0.1%
d
Arcosa, Inc. ,
c
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 300,000 290,439
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 100,000 103,844
394,283
Consumer Finance 1.9%
d
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 600,000 638,810
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 400,000 429,368
c ,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,100,000 1,139,647
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 211,818
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 500,000 492,173
c
Senior Note , 9% , 1/15/29 ........................... United States 1,000,000 1,049,298
c ,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 1,400,000 1,345,606
5,306,720
Consumer Staples Distribution & Retail 0.3%
c ,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 724,656
Containers & Packaging 1.9%
c ,d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ..... United States 1,500,000 1,370,726
d ,e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ..................... United States 600,000 268,041
c ,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 1,026,894
d
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 325,000 325,000
c ,d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ................................... United States 1,500,000 1,490,585
c ,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 767,308
5,248,554
Distributors 0.4%
d
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 415,847

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors (continued)
d
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 425,000 $ 447,316
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 125,000 128,378
991,541
Diversified Consumer Services 0.5%
e
Grand Canyon University , Secured Note , 5.125% , 10/01/28 .... United States 1,300,000 1,264,073
Diversified REITs 0.8%
c ,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 872,731
c ,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 800,000 765,816
c ,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 689,527
2,328,074
Diversified Telecommunication Services 0.7%
c ,d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 6.375% , 9/01/29 .............................. United States 1,000,000 1,020,756
c ,d
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 4/15/32 .. France 925,000 948,894
1,969,650
Electric Utilities 0.9%
d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 500,000 501,260
c ,d
NRG Energy, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........ United States 800,000 805,028
d
Vistra Operations Co. LLC ,
e
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 400,000 390,119
c
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 100,000 106,356
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 600,000 627,679
2,430,442
Electrical Equipment 0.5%
c ,d ,e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,300,000 1,268,671
Electronic Equipment, Instruments & Components 0.5%
c ,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 1,000,000 956,352
d
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 308,686
1,265,038
Energy Equipment & Services 1.7%
d
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 600,000 619,535
d
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 160,000 165,545
c ,d
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 700,000 724,536
d
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 1,300,000 966,677
c
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 ..... United States 300,000 302,671
d
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 90,476 91,970
Transocean, Inc. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 600,000 422,428
d
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 92,533
c,d
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 640,000 658,662
c ,d
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 700,000 721,971
4,766,528

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.6%
c ,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 1,100,000 $ 1,142,137
g
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .... United States 520,000 484,619
1,626,756
Financial Services 3.2%
d
Freedom Mortgage Holdings LLC ,
c
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 300,000 311,827
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 650,000 657,522
d
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 200,000 206,349
c
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 700,000 740,943
d
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 500,000 499,130
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 1,400,000 1,481,668
c ,d
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 1,100,000 1,118,031
c ,d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,800,000 1,797,102
d
PRA Group, Inc. ,
c
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 600,000 616,125
c
Senior Note , 144A, 5% , 10/01/29 ..................... United States 300,000 276,770
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 400,000 412,740
d
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 400,000 409,780
c ,d
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% ,
11/15/25 ........................................ United States 400,000 400,211
8,928,198
Food Products 0.2%
c
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ............. United States 400,000 364,630
d ,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 104,195 109,338
d
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 200,000 208,662
682,630
Ground Transportation 0.6%
d ,g
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 260,000 265,674
c ,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 846,647
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 500,000 523,028
1,635,349
Health Care Equipment & Supplies 0.6%
c ,d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 600,000 627,000
d
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 200,000 208,658
c ,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 496,467
c ,d
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 400,000 414,073
1,746,198
Health Care Providers & Services 2.2%
d
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 500,000 513,650
e
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 500,000 370,193
c
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 400,000 394,242

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
d
CHS/Community Health Systems, Inc., (continued)
c
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 500,000 $ 530,559
d
DaVita, Inc. ,
c
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 1,200,000 1,150,556
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 200,000 207,361
c ,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,440,584
d
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 90,027 74,236
f
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 137,786 133,838
f
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 772,185 576,647
c
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 . United States 700,000 713,044
6,104,910
Health Care REITs 0.3%
d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 785,521
Health Care Technology 0.3%
d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 950,408
Hotel & Resort REITs 0.6%
d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 200,000 201,212
d
RHP Hotel Properties LP / RHP Finance Corp. ,
c
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 300,000 310,738
c
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 700,000 720,385
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 275,000 283,077
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 204,023
1,719,435
Hotels, Restaurants & Leisure 3.8%
b ,d ,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 1,500,000 —
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 800,000 835,271
c ,d
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ......... United States 300,000 291,290
c ,d
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.5% ,
2/15/32 ......................................... United States 600,000 616,045
c ,d
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 .......... United States 1,500,000 1,513,323
c ,d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,200,688
c ,d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 900,000 881,572
d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 671,413
d
NCL Corp. Ltd. ,
e
Senior Note , 144A, 5.875% , 3/15/26 ................... United States 47,000 47,245
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 500,000 511,127
d
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 300,000 308,551
Senior Note , 144A, 6% , 2/01/33 ...................... United States 400,000 407,961
d
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 400,000 412,824
c ,d
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 200,000 196,246
c ,d
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ................... United States 300,000 300,355
Senior Note , 144A, 7% , 2/15/29 ...................... United States 600,000 605,637

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c ,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 1,500,000 $ 1,600,629
10,400,177
Household Durables 1.5%
c ,d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 6.625% , 1/15/28 ................... United States 500,000 502,377
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 1,000,000 954,785
c ,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 521,601
c ,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 832,131
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 75,000 73,150
Senior Note , 6.625% , 5/15/32 ........................ United States 50,000 47,823
d
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 300,000 315,813
c ,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 800,000 775,385
4,023,065
Household Products 0.1%
d
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 189,342
Independent Power and Renewable Electricity Producers 1.2%
c ,d
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 .......... United States 1,500,000 1,499,257
c ,d
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 400,000 359,218
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 300,000 296,618
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 200,000 183,784
c ,d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 934,346
3,273,223
Insurance 1.2%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 400,000 417,424
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 400,000 413,474
c ,d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 400,000 400,594
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 500,000 517,582
Jones Deslauriers Insurance Management, Inc. ,
d
Senior Note , 144A, 10.5% , 12/15/30 ................... Canada 1,500,000 1,599,942
3,349,016
Interactive Media & Services 0.1%
d
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 350,000 359,363
IT Services 1.0%
c ,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 700,000 675,110
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
c
Senior Note , 144A, 7% , 6/15/27 ...................... United States 700,000 701,901
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 475,000 468,331
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 629,320
d
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 200,000 198,060
2,672,722

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 1.4%
c ,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 $ 1,244,031
c ,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 849,108
c ,d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 600,000 615,066
c
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 .............. United States 600,000 612,189
d
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 300,000 316,108
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 300,000 300,809
3,937,311
Media 2.6%
c ,d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 300,000 283,732
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 900,000 833,146
Senior Secured Note , 144A, 9% , 9/15/28 ................ United States 500,000 524,254
c ,d
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 700,000 697,905
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 500,000 475,890
c ,d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 200,000 199,472
d
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 300,000 225,209
c ,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 835,121
d ,e
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 1,200,000 1,149,025
c ,d
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 100,000 95,582
c ,d
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ..... United States 500,000 445,419
c ,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 808,869
c ,d
Sirius XM Radio LLC , Senior Note , 144A, 4% , 7/15/28 ........ United States 600,000 576,683
7,150,307
Metals & Mining 0.8%
d
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 550,000 519,151
d
Constellium SE ,
c
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 600,000 564,236
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 400,000 406,924
d
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 300,000 310,367
d
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
9.75% , 3/08/26 ................................... South Africa 781,938 421,790
2,222,468
Mortgage Real Estate Investment Trusts (REITs) 0.5%
c ,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,500,000 1,427,001
Oil, Gas & Consumable Fuels 4.8%
c ,d
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 166,000 170,540
c ,d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 900,000 895,309
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 800,000 824,000
c ,d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 500,000 521,325
c ,d
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 100,000 101,236
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 550,000 410,564
d
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 200,000 191,357

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Crescent Energy Finance LLC, (continued)
g
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 620,000 $ 620,812
c ,d
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 500,000 506,298
d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 514,540
d
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
5.75% , 2/01/29 ................................... United States 500,000 493,806
c ,d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 600,000 605,466
d
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 275,000 270,399
c ,d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,793,820
b ,d ,f ,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 . United States 606,187 —
c ,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 1,100,000 1,140,010
d
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............. United States 600,000 630,406
c ,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 277,895
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 283,051
c ,d
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 600,000 620,501
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 500,000 545,002
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 500,000 519,675
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 216,658
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 485,000 485,000
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 214,304
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 290,000 290,000
13,141,974
Paper & Forest Products 0.1%
d
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 400,000 353,856
Passenger Airlines 0.4%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 333,333 332,777
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 260,526
c ,d
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 100,000 99,401
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 300,000 291,407
984,111
Personal Care Products 0.6%
c ,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625% ,
7/15/30 ......................................... United States 600,000 614,250
c ,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 970,200
1,584,450
Pharmaceuticals 0.4%
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 211,961
c
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ................................... Israel 900,000 899,550
1,111,511
Professional Services 0.2%
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 439,109

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 0.7%
c ,d
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5% , 1/15/28 .......................... United States 839,586 $ 854,691
c ,d
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 1,200,000 1,209,936
2,064,627
Software 1.0%
c ,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 144,000 141,880
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 257,336
d ,e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 1,300,000 1,228,973
c ,d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,300,000 1,262,653
2,890,842
Specialized REITs 0.4%
c ,d
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 1,000,000 1,035,866
Specialty Retail 0.5%
c ,d
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ................................... United States 582,000 609,301
c ,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 651,000
1,260,301
Technology Hardware, Storage & Peripherals 0.2%
d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 550,000 559,586
Textiles, Apparel & Luxury Goods 0.7%
d ,f ,g
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 720,000 748,091
c ,d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 700,000 741,807
d
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 360,000 365,474
1,855,372
Trading Companies & Distributors 1.5%
d
EquipmentShare.com, Inc. ,
c
Secured Note , 144A, 9% , 5/15/28 ..................... United States 800,000 846,144
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 600,000 638,364
d
Herc Holdings, Inc. ,
c
Senior Note , 144A, 6.625% , 6/15/29 ................... United States 900,000 924,173
Senior Note , 144A, 7% , 6/15/30 ...................... United States 150,000 156,748
Senior Note , 144A, 7.25% , 6/15/33 .................... United States 100,000 104,845
c ,d
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 700,000 722,891
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 625,000 646,432
4,039,597
Wireless Telecommunication Services 1.0%
d
Altice France Holding SA ,
Senior Secured Note , 144A, 10.5% , 5/15/27 ............. Luxembourg 1,700,000 592,085
Senior Secured Note , 144A, 6% , 2/15/28 ................ Luxembourg 300,000 106,515
c ,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 800,000 805,102
b ,i
Digicel Group Holdings Ltd. , 29 .05% , 11/17/33 ............. Bermuda 35,583 1,126
c ,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,100,000 1,176,444
2,681,272
Total Corporate Bonds (Cost $ 161,353,603 ) ...................................
157,497,734

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests 41.8%
k
Aerospace & Defense 0.4%
Cobham Ultra SeniorCo SARL, First Lien, USD CME Term Loan,
B , 8.177% , ( 6-month SOFR + 3.5% ), 8/03/29 ............. Luxembourg 326,457 $ 327,244
Signia Aerospace LLC, First Lien, Initial CME Term Loan , 7.3% ,
( 3-month SOFR + 3% ), 12/11/31 ...................... United States 271,793 273,492
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan , 6.577% , ( 1-month SOFR + 2.25% ), 12/06/30 ........ United States 537,079 536,829
1,137,565
a a a a a a
k
Air Freight & Logistics 0.3%
Clue Opco LLC, First Lien, CME Term Loan, B , 8.78% , ( 3-month
SOFR + 4.5% ), 12/19/30 ............................ United States 382,484 380,829
Rand Parent LLC, First Lien, CME Term Loan, B , 7.299% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 499,057 497,083
877,912
a a a a a a
k
Automobile Components 1.3%
Adient US LLC, First Lien, CME Term Loan, B2 , 6.577% ,
( 1-month SOFR + 2.25% ), 1/31/31 ..................... United States 468,721 470,371
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 7.077% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 229,961 230,464
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan ,
8.577% , ( 1-month SOFR + 4.25% ), 10/04/28 ............. United States 233,289 224,882
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.191% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 465,144 446,255
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
9.541% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 1,189,224 1,126,832
First Brands Group LLC, First Lien, 2022-2 Incremental CME
Term Loan , 9.541% , ( 3-month SOFR + 5% ), 3/30/27 ....... United States 1,202,538 1,138,154
3,636,958
a a a a a a
Automobiles 0.3%
k
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.177% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 1,135,380 932,312
Beverages 0.2%
k
Primo Brands Corp., First Lien, 2025 Refinancing CME Term
Loan , 6.549% , ( 3-month SOFR + 2.25% ), 3/31/28 ......... United States 553,486 556,099
k
Broadline Retail 0.3%
Knot Worldwide, Inc. (The), First Lien, Amendment No. 5 CME
Term Loan , 8.077% , ( 1-month SOFR + 3.75% ), 1/31/28 ..... United States 386,097 385,614
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.799% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 340,734 342,992
728,606
a a a a a a
k
Building Products 0.3%
AZZ, Inc., First Lien, Initial CME Term Loan , 6.827% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 107,909 108,702
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
8.812% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 602,452 515,097
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.827% , ( 1-month SOFR + 2.5% ), 8/04/31 .. United States 205,547 205,474
MIWD Holdco II LLC, First Lien, 2024 Incremental CME Term
Loan , 7.327% , ( 1-month SOFR + 3% ), 3/28/31 ............ United States 103,743 104,096
933,369
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Capital Markets 2.5%
AI Aqua Merger Sub, Inc., First Lien, 2025 Refinancing CME Term
Loan, B , 7.424% , ( 12-month SOFR + 3.25% ), 7/31/28 ...... United States 1,202,299 $ 1,201,950
Aretec Group, Inc., First Lien, CME Term Loan, B3 , 7.827% ,
( 1-month SOFR + 3.5% ), 8/09/30 ...................... United States 742,119 744,301
Ascensus Group Holdings, Inc., First Lien, 2024 CME Term Loan,
B , 7.327% , ( 1-month SOFR + 3% ), 8/02/28 .............. United States 802,415 804,923
Citadel Securities Global Holdings LLC, First Lien, 2024 CME
Term Loan , 6.327% , ( 1-month SOFR + 2% ), 10/31/31 ...... United States 312,093 313,713
Deerfield Dakota Holding LLC, First Lien, Initial Dollar CME Term
Loan , 8.049% , ( 3-month SOFR + 3.75% ), 4/09/27 ......... United States 559,094 544,574
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.327% , ( 1-month SOFR + 3% ), 4/07/28 ... United States 963,840 965,984
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
7.296% , ( 3-month SOFR + 3% ), 3/05/29 ................ United States 691,250 692,619
GTCR Everest Borrower LLC, First Lien, Initial CME Term Loan ,
7.049% , ( 3-month SOFR + 2.75% ), 9/05/31 .............. United States 158,806 159,214
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
6.333% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 526,564 526,508
g
Osttra Group Ltd., First Lien, CME Term Loan , 7.325% , ( 12-month
SOFR + 3.5% ), 5/21/32 ............................. United Kingdom 209,607 210,498
f
Russell Investments US Institutional Holdco, Inc., First Lien, 2027
CME Term Loan , PIK, 9.28% , ( 3-month SOFR + 5% ), 5/28/27 United States 609,163 576,066
6,740,350
a a a a a a
k
Chemicals 2.4%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.077% ,
( 1-month SOFR + 2.75% ), 9/09/31 ..................... United States 106,122 106,188
Hexion Holdings Corp., First Lien, 2024 Refinancing CME Term
Loan , 8.312% , ( 1-month SOFR + 4% ), 3/15/29 ............ United States 970,169 969,257
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.864% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 196,990 193,297
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
7.577% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 314,424 302,157
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
8.677% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 904,146 844,246
Lummus Technology Holdings V LLC, First Lien, Amendment No.
2 Refinancing CME Term Loan, B , 7.327% , ( 1-month SOFR +
3% ), 12/31/29 .................................... United States 899,545 903,341
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.51% , ( 3-month SOFR + 3.25% ), 4/03/28 ... Netherlands 486,298 489,187
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.55% , ( 3-month SOFR + 3.25% ), 4/03/28 ... Netherlands 269,355 270,955
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.28% , ( 3-month SOFR + 3% ), 1/31/29 .............. United States 1,366,796 1,368,860
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.642% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 1,167,000 1,022,175
6,469,663
a a a a a a
k
Commercial Services & Supplies 1.9%
Allied Universal Holdco LLC, First Lien, Initial USD CME Term
Loan , 8.177% , ( 1-month SOFR + 3.75% ), 5/12/28 ......... United States 1,686,855 1,696,799
Ensemble RCM LLC, First Lien, CME Term Loan, B , 7.28% ,
( 3-month SOFR + 3% ), 8/01/29 ....................... United States 70,410 70,764
Madison IAQ LLC, First Lien, Initial CME Term Loan , 6.762% ,
( 6-month SOFR + 2.5% ), 6/21/28 ...................... United States 977,473 979,306
Neptune Bidco US, Inc., First Lien, Dollar CME Term Loan, B ,
9.33% , ( 3-month SOFR + 5% ), 4/11/29 .................. United States 305,707 289,929

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Commercial Services & Supplies (continued)
Pitney Bowes, Inc., First Lien, CME Term Loan, B , 8.077% ,
( 1-month SOFR + 3.75% ), 3/19/32 ..................... United States 1,097,250 $ 1,097,250
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 8.577% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 1,244,750 1,096,936
5,230,984
a a a a a a
Communications Equipment 0.2%
k
Delta Topco, Inc., First Lien, Fourth Amendment Refinancing CME
Term Loan , 7.074% , ( 3-month SOFR + 2.75% ), 11/30/29 .... United States 446,460 443,788
k
Construction & Engineering 0.4%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C ,
8.776% , ( 3-month SOFR + 4.5% ), 8/01/30 ............... United States 437,679 368,117
Chromalloy Corp., First Lien, CME Term Loan , 8.038% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 333,631 334,569
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B ,
8.035% , ( 3-month SOFR + 3.75% ), 12/04/31 ............. United States 70,018 67,597
Zekelman Industries, Inc., First Lien, 2024 CME Term Loan ,
6.563% , ( 1-month SOFR + 2.25% ), 1/24/31 .............. United States 390,431 391,372
1,161,655
a a a a a a
k
Consumer Finance 0.2%
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1 ,
7.327% , ( 1-month SOFR + 3% ), 11/17/31 ................ United States 453,564 454,838
g
Shift4 Payments LLC, First Lien, CME Term Loan , 6.803% ,
( 12-month SOFR + 2.75% ), 5/07/32 .................... United States 99,075 99,989
554,827
a a a a a a
k
Containers & Packaging 2.2%
Berlin Packaging LLC, First Lien, 2024-2 Replacement CME Term
Loan , 7.821% , ( 3-month SOFR + 3.5% ), 6/09/31 .......... United States 794,668 798,419
Charter Next Generation, Inc., First Lien, 2024 Replacement CME
Term Loan , 7.061% , ( 1-month SOFR + 2.75% ), 11/29/30 .... United States 1,509,857 1,516,938
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.577% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 542,244 540,739
g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.577% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 284 284
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.227% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 1,569,501 1,456,269
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 7.324% , ( 1-month SOFR + 3% ), 4/15/27 ....... United States 1,176,000 1,177,564
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term Loan,
B , 8.283% , ( 3-month SOFR + 4% ), 9/15/28 .............. United States 477,923 480,372
5,970,585
a a a a a a
k
Distributors 0.7%
BCPE Empire Holdings, Inc., First Lien, Amendment No. 8
Incremental CME Term Loan , 7.577% , ( 1-month SOFR +
3.25% ), 12/11/30 .................................. United States 793,511 789,940
Gloves Buyer, Inc., First Lien, Initial CME Term Loan , 8.321% ,
( 1-month SOFR + 4% ), 5/21/32 ....................... United States 400,000 393,000

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Distributors (continued)
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.296% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 655,289 $ 658,402
1,841,342
a a a a a a
Diversified Consumer Services 0.7%
k
Ascend Learning LLC, First Lien, Initial CME Term Loan , 7.327% ,
( 1-month SOFR + 3% ), 12/11/28 ...................... United States 475,610 476,078
k
KUEHG Corp., First Lien, 2024 Refinancing CME Term Loan ,
7.546% , ( 3-month SOFR + 3.25% ), 6/12/30 .............. United States 365,297 365,896
k
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan , 7.333% , ( 3-month SOFR + 3% ),
5/04/28 ......................................... United States 102,674 102,752
b,g,l
Mavis Tire Express Services Topco Corp., First Lien, Incremental
CME Term Loan , TBD, 5/01/32 ........................ United States 132,743 131,084
k
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term Loan ,
7.577% , ( 1-month SOFR + 3.25% ), 12/07/28 ............. United States 682,597 679,771
k
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan , 6.827% ,
( 1-month SOFR + 2.5% ), 1/30/31 ...................... United States 99,567 99,237
1,854,818
a a a a a a
Diversified Telecommunication Services 0.1%
g,k
Ensono, Inc., First Lien, Initial CME Term Loan , 8.441% , ( 1-month
SOFR + 4% ), 5/26/28 ............................... United States 258,588 259,089
Electrical Equipment 0.2%
k
Indicor LLC, First Lien, Dollar CME Term Loan, D , 7.046% ,
( 3-month SOFR + 2.75% ), 11/22/29 .................... United States 579,627 579,192
Entertainment 0.2%
k
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.191% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 583,279 574,798
k
Financial Services 0.9%
g
Apex Group Treasury LLC, First Lien, 2025 Refinancing CME
Term Loan, B , 7.825% , ( 1-month SOFR + 3.5% ), 2/27/32 .... United States 197,917 197,484
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2 ,
6.296% , ( 3-month SOFR + 2% ), 1/31/31 ................ United States 432,611 434,234
g
GC Ferry Acquisition I, Inc., First Lien, CME Term Loan , 7.566% ,
( 12-month SOFR + 3.5% ), 6/02/32 ..................... United States 564,718 555,541
June Purchaser LLC, First Lien, Initial CME Term Loan , 7.467% ,
( 6-month SOFR + 3.25% ), 11/28/31 .................... United States 419,279 421,488
Priority Holdings LLC, First Lien, Initial CME Term Loan , 9.077% ,
( 1-month SOFR + 4.75% ), 5/16/31 ..................... United States 370,747 372,323
Red Planet Borrower LLC, First Lien, CME Term Loan, B , 8.177% ,
( 1-month SOFR + 3.75% ), 10/02/28 .................... United States 467,192 462,472
2,443,542
a a a a a a
Food Products 0.1%
k
Primary Products Finance LLC, First Lien, 2024 Second
Replacement CME Term Loan, B , 7.535% , ( 3-month SOFR +
3.25% ), 4/02/29 ................................... United States 362,396 361,075
k
Ground Transportation 1.2%
Albion Financing 3 SARL, First Lien, 2025 Amended USD CME
Term Loan , 7.321% , ( 3-month SOFR + 3% ), 8/16/29 ....... Luxembourg 140,762 141,158
First Student Bidco, Inc., First Lien, CME Term Loan, B , 6.796% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 347,451 348,049

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Ground Transportation (continued)
First Student Bidco, Inc., First Lien, CME Term Loan, B2 , 6.796% ,
( 3-month SOFR + 2.5% ), 7/21/28 ...................... United States 367,401 $ 367,974
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
6.796% , ( 3-month SOFR + 2.5% ), 7/21/28 ............... United States 106,521 106,704
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 7.577% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 1,284,108 1,268,056
f
LaserShip, Inc., First Lien, CME Term Loan, B1 , PIK, 6.057% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 325,116 190,698
f
LaserShip, Inc., First Lien, CME Term Loan, D , PIK, 6.057% ,
( 3-month SOFR + 1.5% ), 8/10/29 ...................... United States 235,429 67,660
Savage Enterprises LLC, First Lien, Refinancing CME Term Loan ,
7.066% , ( 1-month SOFR + 2.75% ), 9/15/28 .............. United States 147,516 148,145
g
Student Transportation of America Holdings, Inc., First Lien, CME
Term Loan, B , 7.571% , ( 3-month SOFR + 3.25% ), 6/10/32 ... United States 182,292 182,890
WWEX UNI TopCo Holdings LLC, First Lien, Initial CME Term
Loan , 8.299% , ( 3-month SOFR + 4% ), 7/26/28 ............ United States 595,373 596,129
3,417,463
a a a a a a
Health Care Equipment & Supplies 0.8%
g,k
Bausch + Lomb Corp., First Lien, CME Term Loan, B , 8.035% ,
( 12-month SOFR + 4.25% ), 12/17/30 ................... United States 168,235 168,762
k
Bausch + Lomb Corp., First Lien, New CME Term Loan , 8.327% ,
( 1-month SOFR + 4% ), 9/29/28 ....................... United States 491,250 492,274
k
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.577% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 333,677 334,436
g,l
RP Escrow Issuer LLC, First Lien, CME Term Loan , TBD, 6/24/32 United States 500,000 496,563
k
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.046% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 718,657 721,129
2,213,164
a a a a a a
k
Health Care Providers & Services 3.4%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 7.816% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 747,881 710,173
ADMI Corp., First Lien, Amendment No. 5 CME Term Loan ,
8.191% , ( 1-month SOFR + 3.75% ), 12/23/27 ............. United States 201,482 192,667
ADMI Corp., First Lien, CME Term Loan, B5 , 10.077% , ( 1-month
SOFR + 5.75% ), 12/23/27 ........................... United States 127,922 124,340
Aveanna Healthcare LLC, First Lien, 2021 Extended CME Term
Loan , 8.183% , ( 3-month SOFR + 3.75% ), 7/17/28 ......... United States 410,104 402,287
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan , 8.564% , ( 1-month SOFR + 4.25% ), 2/11/28 ......... United States 1,124,827 1,126,335
CNT Holdings I Corp., First Lien, 2025 Replacement CME Term
Loan , 6.78% , ( 3-month SOFR + 2.5% ), 11/08/32 .......... United States 144,302 144,821
LifePoint Health, Inc., First Lien, 2024-2 Refinancing CME Term
Loan , 7.82% , ( 3-month SOFR + 3.5% ), 5/19/31 ........... United States 399,861 394,399
LifePoint Health, Inc., First Lien, CME Term Loan, B1 , 8.006% ,
( 3-month SOFR + 3.75% ), 5/19/31 ..................... United States 222,046 220,033
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.88% , ( 3-month SOFR + 3.5% ), 11/01/28 ............... United States 570,413 307,370
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.03% , ( 3-month SOFR + 3.75% ), 12/31/30 . United States 66,546 65,681
MPH Acquisition Holdings LLC, First Lien, Second Out CME Term
Loan , 9.141% , ( 3-month SOFR + 4.6% ), 12/31/30 ......... United States 551,632 496,468
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan ,
8.175% , ( 3-month SOFR + 3.75% ), 3/02/28 .............. United States 1,463,882 1,418,136

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Health Care Providers & Services (continued)
National Mentor Holdings, Inc., First Lien, Initial CME Term Loan,
C , 8.146% , ( 3-month SOFR + 3.75% ), 3/02/28 ............ United States 48,018 $ 46,517
Owens & Minor, Inc., First Lien, Initial CME Term Loan, B1 ,
8.177% , ( 1-month SOFR + 3.75% ), 3/29/29 .............. United States 128,392 129,355
Pacific Dental Services, Inc., First Lien, CME Term Loan , 7.068% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 527,022 528,105
Pathway Vet Alliance LLC, First Lien, CME Term Loan, A , 9.28% ,
( 3-month SOFR + 5% ), 6/30/28 ....................... United States 196,885 198,411
f
Pathway Vet Alliance LLC, First Lien, CME Term Loan, B , PIK,
9.28% , ( 3-month SOFR + 5% ), 6/30/28 ................. United States 623,472 505,791
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan , 6.827% , ( 1-month SOFR + 2.5% ), 11/15/28 ......... United States 257,800 258,163
Star Parent, Inc., First Lien, CME Term Loan , 8.296% , ( 3-month
SOFR + 4% ), 9/27/30 ............................... United States 460,833 456,921
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
8.689% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 636,268 629,616
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.577% , ( 1-month SOFR + 2.25% ), 10/22/29 ............. United States 922,666 927,284
9,282,873
a a a a a a
k
Health Care Technology 0.9%
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
7.077% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 1,732,191 1,732,408
Cotiviti, Inc., First Lien, New CME Term Loan, B , 7.074% ,
( 1-month SOFR + 2.75% ), 5/01/31 ..................... United States 846,461 843,553
2,575,961
a a a a a a
k
Hotels, Restaurants & Leisure 2.1%
Bally's Corp., First Lien, CME Term Loan, B , 7.784% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 967,939 859,046
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 6.577% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 245,250 245,434
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.827% , ( 1-month SOFR + 3.5% ), 1/29/29 ............... United States 662,056 662,083
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
8.077% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 171,266 171,266
Flynn Restaurant Group LP, First Lien, CME Term Loan , 8.691% ,
( 1-month SOFR + 4.25% ), 12/01/28 .................... United States 753,976 758,877
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
8.561% , ( 1-month SOFR + 4.25% ), 12/04/31 ............. United States 196,262 197,449
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
9.074% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 395,350 387,047
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 6.327% , ( 1-month SOFR + 2% ), 8/02/28 ............ United States 445,130 445,513
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B , 6.827% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 344,774 345,134
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2 , 6.564% , ( 1-month SOFR + 2.25% ), 4/16/29 ........... United States 158,748 159,086
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.549% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 418,794 415,327
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.827% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 106,909 107,162
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.285% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 892,839 893,102
5,646,526
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Household Durables 0.1%
k
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.546% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 265,903 $ 265,294
Independent Power and Renewable Electricity Producers 0.1%
k
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B ,
6.808% , ( 3-month SOFR + 2.5% ), 5/17/30 ............... United States 206,106 206,830
k
Insurance 2.3%
Acrisure LLC, First Lien, 2025 Refinancing CME Term Loan, B ,
7.568% , ( 1-month SOFR + 3.25% ), 6/21/32 .............. United States 291,971 291,971
Acrisure LLC, First Lien, CME Term Loan, B6 , 7.327% , ( 1-month
SOFR + 3% ), 11/06/30 .............................. United States 1,110,741 1,109,435
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 7.072% , ( 1-month SOFR + 2.75% ), 9/19/31 ......... United States 950,359 951,652
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 7.827% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 858,112 861,231
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.427% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 389,000 384,165
Asurion LLC, Second Lien, New CME Term Loan, B3 , 9.691% ,
( 1-month SOFR + 5.25% ), 1/31/28 ..................... United States 32,665 31,327
Asurion LLC, Second Lien, New CME Term Loan, B4 , 9.691% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 1,085,259 1,009,714
Broadstreet Partners, Inc., First Lien, 2024 CME Term Loan, B ,
7.327% , ( 1-month SOFR + 3% ), 6/16/31 ................ United States 217,722 218,228
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 7.327% , ( 1-month SOFR + 3% ), 7/31/31 ... United States 1,266,725 1,272,710
Truist Insurance Holdings LLC, First Lien, CME Term Loan, B ,
7.046% , ( 3-month SOFR + 2.75% ), 5/06/31 .............. United States 113,782 113,971
6,244,404
a a a a a a
IT Services 2.0%
k
Barracuda Networks, Inc., First Lien, Initial CME Term Loan ,
8.78% , ( 3-month SOFR + 4.5% ), 8/15/29 ................ United States 817,039 680,900
f
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 32,952 30,110
k
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
7.827% , ( 1-month SOFR + 3.5% ), 6/27/31 ............... United States 526,156 528,130
k
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.396% , ( 3-month SOFR + 4% ), 10/01/27 ................ United States 613,910 592,884
g,k
Kaseya, Inc., First Lien, Initial CME Term Loan , 7.577% , ( 1-month
SOFR + 3.25% ), 3/05/32 ............................ United States 543,928 546,691
k
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
8.577% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 639,419 601,054
k
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
8.577% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 432,770 377,187
k
Nielsen Consumer LLC, First Lien, Eleventh Amendment Dollar
Refinancing CME Term Loan , 7.827% , ( 1-month SOFR + 3.5% ),
3/06/28 ......................................... United States 580,420 581,692
k
Peraton Corp., First Lien, CME Term Loan, B , 8.177% , ( 1-month
SOFR + 3.75% ), 2/01/28 ............................ United States 1,399,387 1,239,332
k
Plano HoldCo, Inc., First Lien, Closing Date CME Term Loan ,
7.796% , ( 3-month SOFR + 3.5% ), 10/02/31 .............. United States 332,500 316,706
5,494,686
a a a a a a
Leisure Products 0.1%
k
GBT US III LLC, First Lien, CME Term Loan, B1 , 6.783% ,
( 3-month SOFR + 2.5% ), 7/25/31 ...................... United States 137,812 138,213

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Machinery 0.5%
Oregon Tool Lux LP, Second Lien, CME Term Loan, B , 8.586% ,
( 3-month SOFR + 4% ), 10/15/29 ...................... United States 456,655 $ 372,553
Pro Mach Group, Inc., First Lien, Amendment No. 5 Refinancing
CME Term Loan , 7.077% , ( 1-month SOFR + 2.75% ), 8/31/28 . United States 37,048 37,166
SunSource Borrower LLC, First Lien, First Refinancing CME Term
Loan , 8.427% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 395,990 390,595
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1 ,
7.237% , ( 3-month SOFR + 3% ), 4/30/30 ................ Germany 687,089 689,666
1,489,980
a a a a a a
k
Media 1.3%
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan , 7.83% , ( 3-month SOFR + 3.5% ), 3/24/31 ........... United States 836,223 839,200
Gray Media, Inc., First Lien, CME Term Loan, D , 7.439% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 288,568 280,140
McGraw-Hill Education, Inc., First Lien, CME Term Loan, B ,
7.577% , ( 1-month SOFR + 3.25% ), 8/06/31 .............. United States 599,851 602,601
Univision Communications, Inc., First Lien, 2024 Replacement
CME Term Loan , 7.941% , ( 1-month SOFR + 3.5% ), 1/23/29 .. United States 693,000 681,015
Univision Communications, Inc., First Lien, Initial CME Term Loan ,
7.691% , ( 1-month SOFR + 3.25% ), 1/31/29 .............. United States 331,264 321,119
Virgin Media Bristol LLC, First Lien, Advance CME Term Loan, Q ,
7.676% , ( 1-month SOFR + 3.25% ), 1/31/29 .............. United States 762,949 757,273
3,481,348
a a a a a a
Paper & Forest Products 0.2%
k
Glatfelter Corp., First Lien, CME Term Loan , 8.583% , ( 3-month
SOFR + 4.25% ), 11/04/31 ........................... United States 597,000 587,299
k
Passenger Airlines 0.7%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.522% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 470,684 468,293
American Airlines, Inc., First Lien, 2025 Incremental CME Term
Loan , 7.58% , ( 3-month SOFR + 3.25% ), 5/28/32 .......... United States 96,774 97,524
American Airlines, Inc., First Lien, Initial CME Term Loan , 6.507% ,
( 6-month SOFR + 2.25% ), 6/04/29 ..................... United States 792,000 785,862
United Airlines, Inc., First Lien, CME Term Loan, B , 6.275% ,
( 3-month SOFR + 2% ), 2/24/31 ....................... United States 497,224 498,934
1,850,613
a a a a a a
k
Personal Care Products 0.4%
Conair Holdings LLC, First Lien, CME Term Loan, B , 8.191% ,
( 1-month SOFR + 3.75% ), 5/17/28 ..................... United States 648,238 479,696
Opal LLC, First Lien, CME Term Loan, B2 , 7.435% , ( 6-month
SOFR + 3.25% ), 3/31/32 ............................ United States 700,000 703,721
1,183,417
a a a a a a
k
Pharmaceuticals 0.4%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.327% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 517,185 517,508
Grifols Worldwide Operations USA, Inc., First Lien, CME Term
Loan, B , 6.483% , ( 3-month SOFR + 2% ), 11/15/27 ......... Spain 340,419 339,804
Southern Veterinary Partners LLC, First Lien, 2024-3 New CME
Term Loan , 7.527% , ( 3-month SOFR + 3.25% ), 12/04/31 .... United States 171,983 172,378
1,029,690
a a a a a a

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Professional Services 1.2%
CHG Healthcare Services, Inc., First Lien, Refinancing CME Term
Loan , 7.333% , ( 3-month SOFR + 3% ), 9/29/28 ............ United States 560,272 $ 562,846
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.941% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 592,815 587,536
Ingenovis Health, Inc., First Lien, Initial CME Term Loan , 8.697% ,
( 3-month SOFR + 4.25% ), 3/06/28 ..................... United States 767,218 336,617
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.002% , ( 3-month SOFR + 3.75% ), 7/18/31 ......... United States 571,950 568,733
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.549% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 1,192,859 1,194,499
3,250,231
a a a a a a
Real Estate Management & Development 0.0%
†
k
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B2 , 7.046% , ( 3-month SOFR + 2.75% ), 8/21/30 ........... United States 124,182 124,647
Semiconductors & Semiconductor Equipment 0.2%
k
MKS Instruments, Inc., First Lien, 2025-1 Dollar CME Term Loan,
B , 6.322% , ( 1-month SOFR + 2% ), 8/17/29 .............. United States 656,704 659,248
k
Software 5.5%
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar CME
Term Loan , 7.333% , ( 3-month SOFR + 3% ), 7/30/31 ....... United States 997,500 992,448
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan , 7.546% , ( 3-month SOFR + 3.25% ), 7/06/29 ......... United States 1,244,803 1,042,584
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B , 8.046% , ( 3-month SOFR + 3.75% ), 3/21/31 ....... United States 466,406 467,717
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.177% ,
( 1-month SOFR + 3.75% ), 10/09/28 .................... United States 466,190 449,408
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 8.307% ,
( 3-month SOFR + 4% ), 12/09/31 ...................... United States 316,706 317,596
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.057% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 262,432 264,100
Cornerstone OnDemand, Inc., First Lien, Initial CME Term Loan ,
8.191% , ( 1-month SOFR + 3.75% ), 10/16/28 ............. United States 633,734 596,306
DCert Buyer, Inc., First Lien, Initial CME Term Loan , 8.327% ,
( 1-month SOFR + 4% ), 10/16/26 ...................... United States 983,936 976,758
ECI Macola/Max Holding LLC, First Lien, CME Term Loan, B ,
7.546% , ( 3-month SOFR + 3.25% ), 5/09/30 .............. United States 606,302 610,031
Epicor Software Corp., First Lien, CME Term Loan, E , 7.077% ,
( 1-month SOFR + 2.75% ), 5/30/31 ..................... United States 1,242,391 1,246,951
Flexera Software LLC, First Lien, CME Term Loan, B3 , 7.31% ,
( 3-month SOFR + 3% ), 3/03/28 ....................... United States 65,256 65,384
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan , 9.327% , ( 1-month SOFR + 2.5% ), 1/30/32 .......... United States 1,296,418 1,297,676
IGT Holding IV AB, First Lien, CME Term Loan , 7.796% , ( 3-month
SOFR + 3.5% ), 8/29/31 ............................. Sweden 509,570 513,391
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
7.78% , ( 3-month SOFR + 3.5% ), 12/01/27 ............... United States 286,517 288,168
McAfee Corp., First Lien, CME Term Loan, B1 , 7.316% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 1,238,780 1,205,618
Oceankey US II Corp., First Lien, Initial CME Term Loan , 7.927% ,
( 1-month SOFR + 3.5% ), 12/15/28 ..................... United States 298,458 299,428
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 8.291% ,
( 3-month SOFR + 3.75% ), 6/02/28 ..................... United States 601,242 586,752
Project Alpha Intermediate Holding, Inc., First Lien, Second
Amendment Refinancing CME Term Loan , 7.549% , ( 6-month
SOFR + 3.25% ), 10/28/30 ........................... United States 818,617 823,394

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Software (continued)
Project Boost Purchaser LLC, First Lien, Initial CME Term Loan ,
7.296% , ( 3-month SOFR + 3% ), 7/16/31 ................ United States 353,479 $ 354,494
Proofpoint, Inc., First Lien, CME Term Loan , 7.327% , ( 1-month
SOFR + 3% ), 8/31/28 ............................... United States 451,204 452,011
Rocket Software, Inc., First Lien, CME Term Loan , 8.577% ,
( 1-month SOFR + 4.25% ), 11/28/28 .................... United States 602,606 604,685
Sovos Compliance LLC, First Lien, Amendment No. 2
Replacement CME Term Loan , 8.327% , ( 1-month SOFR + 4% ),
8/13/29 ......................................... United States 613,073 616,819
UKG, Inc., First Lien, Initial CME Term Loan , 7.311% , ( 1-month
SOFR + 3% ), 2/10/31 ............................... United States 642,447 645,598
Zelis Payments Buyer, Inc., First Lien, Amendment No. 5 CME
Term Loan , 7.577% , ( 1-month SOFR + 3.25% ), 11/26/31 .... United States 467,450 465,598
15,182,915
a a a a a a
k
Specialty Retail 1.8%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.052% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 372,663 373,013
f
GNC Holdings, Inc., Second Lien, CME Term Loan , PIK,
10.427% , ( 1-month SOFR + 6% ), 10/07/26 ............... United States 110,102 74,870
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
7.577% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 819,039 819,170
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 8.807% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 979,682 823,545
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan , 7.807% , ( 3-month SOFR + 3.25% ), 3/03/28 ......... United States 500,000 461,920
PetSmart LLC, First Lien, Initial CME Term Loan , 8.177% ,
( 1-month SOFR + 3.75% ), 2/11/28 ..................... United States 498,697 494,645
Queen MergerCo, Inc., First Lien, CME Term Loan, B , 7.28% ,
( 3-month SOFR + 3% ), 4/30/32 ....................... United States 35,979 36,269
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.191% ,
( 1-month SOFR + 3.75% ), 1/31/28 ..................... United States 781,817 702,755
RelaDyne, Inc., First Lien, CME Term Loan , 8.327% , ( 1-month
SOFR + 4% ), 12/23/30 .............................. United States 101,784 102,231
Specialty Building Products Holdings LLC, First Lien, Initial CME
Term Loan , 8.177% , ( 1-month SOFR + 3.75% ), 10/16/28 .... United States 266,484 255,325
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.577% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 673,429 670,779
4,814,522
a a a a a a
k
Textiles, Apparel & Luxury Goods 0.6%
g
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B ,
7.316% , ( 12-month SOFR + 3.25% ), 6/25/32 ............. United States 30,329 30,518
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.776% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 1,320,055 1,241,539
Varsity Brands, Inc., First Lien, CME Term Loan, B , 7.83% ,
( 3-month SOFR + 3.5% ), 8/26/31 ...................... United States 447,596 448,086
1,720,143
a a a a a a
Trading Companies & Distributors 0.2%
k
Foundation Building Materials, Inc., First Lien, CME Term Loan ,
8.28% , ( 3-month SOFR + 4% ), 1/29/31 ................. United States 673,843 661,569

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.0%
†
k
Crown Subsea Communications Holding, Inc., First Lien, 2024
Term Loan , 8.33% , ( 1-month SOFR + 4% ), 1/30/31 ........ United States 128,342 $ 129,332
Total Senior Floating Rate Interests (Cost $ 118,017,878 ) .......................
114,938,897
m
Marketplace Loans 18.0%
b
Financial Services 18.0%
a a a a a a
Total Marketplace Loans (Cost $ 55,288,391 ) ..................................
49,559,728
Asset-Backed Securities 7.6%
Capital Markets 0.0%
†
c ,k
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
8.559% , ( 1-month SOFR + 4.239% ), 7/25/34 . ............. United States 33,301 16,540
Financial Services 7.6%
c ,d ,k
BlueMountain CLO XXVI Ltd. , 2019-26A , CR , 144A, FRN ,
6.731% , ( 3-month SOFR + 2.462% ), 10/20/34 . ............ United States 2,000,000 2,008,387
d ,k
BlueMountain CLO XXXI Ltd. , 2021-31A , D , 144A, FRN , 7.531% ,
( 3-month SOFR + 3.262% ), 4/19/34 . ................... United States 1,000,000 1,004,961
d ,k
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A , CR2 , 144A, FRN , 6.341% , ( 3-month SOFR +
2.062% ), 4/17/31 .................................. United States 1,500,000 1,505,399
2014-1A , DR , 144A, FRN , 7.141% , ( 3-month SOFR + 2.862% ),
4/17/31 ......................................... United States 2,300,000 2,300,523
d ,k
Carlyle US CLO Ltd. ,
2017-2A , D1R2 , 144A, FRN , 7.819% , ( 3-month SOFR +
3.55% ), 7/20/37 ................................... United States 2,000,000 2,021,177
2019-1A , BR , 144A, FRN , 6.731% , ( 3-month SOFR + 2.462% ),
4/20/31 ......................................... United States 1,500,000 1,508,750
d ,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 16.013% , 1/15/45 .............. United States 1,026 941
2019-52 , PT , 144A, FRN , 16.268% , 1/15/45 .............. United States 1,477 834
2020-2 , PT , 144A, FRN , 16.26% , 3/15/45 ................ United States 1,223 1,030
2020-7 , PT , 144A, FRN , 16.119% , 4/17/45 ............... United States 900 590
d ,k
KKR CLO 26 Ltd. , CR , 144A, FRN , 6.718% , ( 3-month SOFR +
2.462% ), 10/15/34 . ................................. United States 1,500,000 1,503,826
c ,k
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
9.384% , ( 1-month SOFR + 5.064% ), 10/25/33 . ............ United States 166,692 189,490
d ,k
Newark BSL CLO 1 Ltd. , 2016-1A , CR , 144A, FRN , 7.544% ,
( 3-month SOFR + 3.262% ), 12/21/29 . .................. United States 1,000,000 1,004,468
d ,k
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A,
FRN , 6.434% , ( 3-month SOFR + 2.162% ), 1/22/30 . ........ United States 6,050,000 6,075,631
c ,k
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
9.309% , ( 1-month SOFR + 4.989% ), 4/25/33 . ............. United States 13,987 17,214
d ,k
Voya CLO Ltd. ,
2014-1A , BR2 , 144A, FRN , 6.431% , ( 3-month SOFR +
2.162% ), 4/18/31 .................................. United States 1,300,000 1,305,033
2014-1A , CR2 , 144A, FRN , 7.331% , ( 3-month SOFR +
3.062% ), 4/18/31 .................................. United States 500,000 502,393
20,950,647
a a a a a a
Total Asset-Backed Securities (Cost $ 20,521,791 ) .............................
20,967,187
Mortgage-Backed Securities 14.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
c
FHLMC Gold Pool, 20 Year , 6.5%, 8/01/27 ................ United States 13,754 14,223

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
c
FHLMC Gold Pool, 30 Year , 3.5%, 3/01/45 ................ United States 7,792 $ 7,253
c
FHLMC Gold Pool, 30 Year , 3.5%, 12/01/48 ............... United States 1,421,298 1,302,092
c
FHLMC Gold Pool, 30 Year , 4%, 5/01/48 .................. United States 1,007,983 958,326
c
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 11/01/36 .......... United States 140,690 146,166
c
FHLMC Gold Pool, 30 Year , 6.5%, 3/01/38 ................ United States 5,050 5,300
c
FHLMC Gold Pool, 30 Year , 7%, 9/01/27 .................. United States 5,692 6,008
c
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 24,024 25,378
2,464,746
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 5.915%, ( 6-month Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 6/01/32 .................... United States 6,311 6,333
Federal National Mortgage Association (FNMA) Fixed Rate 7.1%
FNMA , 3.5%, 7/01/56 ................................ United States 336,688 302,970
c
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 651,400 599,277
c
FNMA, 15 Year , 3%, 8/01/27 ........................... United States 960 944
c
FNMA, 15 Year , 3.5%, 1/01/26 ......................... United States 478 475
c
FNMA, 20 Year , 4.5%, 9/01/29 ......................... United States 6,797 6,791
c
FNMA, 30 Year , 3%, 10/01/50 .......................... United States 2,195,055 1,920,770
c
FNMA, 30 Year , 3.5%, 1/01/45 - 6/01/45 .................. United States 349,319 326,743
c
FNMA, 30 Year , 4%, 10/01/47 .......................... United States 1,520,970 1,441,411
c
FNMA, 30 Year , 4%, 11/01/44 - 1/01/48 ................... United States 464,408 440,583
c
FNMA, 30 Year , 4.5%, 3/01/44 ......................... United States 567 555
c
FNMA, 30 Year , 5%, 5/01/38 - 7/01/39 .................... United States 104,279 105,754
c
FNMA, 30 Year , 5.5%, 6/01/37 ......................... United States 99,362 102,281
c
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 7,865,884 7,871,662
c
FNMA, 30 Year , 6%, 4/01/33 - 6/01/38 .................... United States 225,349 235,611
c
FNMA, 30 Year , 6.5%, 8/01/32 ......................... United States 29,824 31,232
p
Uniform Mortgage-Backed Securities , 5.5% , TBA, 7/25/55 ..... United States 3,010,000 3,009,782
p
Uniform Mortgage-Backed Securities , 6% , TBA, 7/25/55 ...... United States 2,950,000 2,998,023
19,394,864
Government National Mortgage Association (GNMA) Fixed Rate 6.9%
c
GNMA I, Single-family, 30 Year , 6.5%, 6/15/31 - 12/15/33 ...... United States 119,734 124,341
c
GNMA II, Single-family, 30 Year , 3.5%, 12/20/49 ............ United States 579,564 529,363
p
GNMA II, Single-family, 30 Year , 5.5%, 7/15/55 ............. United States 9,220,000 9,234,981
p
GNMA II, Single-family, 30 Year , 6%, 7/15/55 ............... United States 9,060,000 9,195,173
c
GNMA II, Single-family, 30 Year , 7%, 1/20/29 ............... United States 3,272 3,381
c
GNMA II, Single-family, 30 Year , 8%, 1/20/28 - 10/20/31 ...... United States 19,876 20,812
19,108,051
Total Mortgage-Backed Securities (Cost $ 41,724,026 ) ..........................
40,973,994
Municipal Bonds 0.1%
Arizona 0.1%
d
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 375,000 388,579
Total Municipal Bonds (Cost $ 377,112 ) .......................................
388,579
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
Endo GUC Trust, Escrow Account ....................... United States 82,310 —

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 134 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
Endo, Inc., Escrow Account ............................ United States 703,000 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 399,648,703 ) .............................
384,781,623
a
Short Term Investments 4.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.5%
q,r
Institutional Fiduciary Trust - Money Market Portfolio , 4.332% .. United States 12,390,728 12,390,728
Total Money Market Funds (Cost $ 12,390,728 ) ................................
12,390,728
Total Short Term Investments (Cost $ 12,390,728 ) ..............................
12,390,728
a
Total Investments (Cost $ 412,039,431 ) 144.2% ................................
$397,172,351
Reverse Repurchase Agreements (2.3) % .....................................
(6,389,908)
s
Credit Facility (35.4) % ......................................................
(97,500,000)
Other Assets, less Liabilities (6.5) % .........................................
(17,939,156)
Net Assets 100.0% .........................................................
$275,343,287
a a a
Amount
Borrowed Payable
t
Reverse Repurchase Agreements (2.3)%
Counterparty UBS AG , 4.8% , 9/26/25 .................... $ 840,962 $ (841,523)
Counterparty UBS AG , 4.8% , 9/26/25 .................... 979,275 (979,928)
Counterparty UBS AG , 4.8% , 9/26/25 .................... 1,080,790 (1,081,510)
Counterparty UBS AG , 4.8% , 9/26/25 .................... 39,273 (39,299)
Counterparty UBS AG , 4.8% , 9/26/25 .................... 347,798 (348,029)
Counterparty UBS AG , 4.8% , 9/26/25 .................... 415,530 (415,807)
Counterparty UBS AG , 4.85% , 9/26/25 ................... 495,466 (495,800)
Counterparty UBS AG , 4.85% , 9/26/25 ................... 998,490 (999,163)
Counterparty UBS AG , 4.9% , 9/26/25 .................... 290,710 (290,908)
Counterparty UBS AG , 4.9% , 9/26/25 .................... 518,685 (519,038)
Counterparty UBS AG , 4.95% , 9/26/25 ................... 378,643 (378,903)
Total Reverse Repurchase Agreements (Proceeds $ (6,385,622) ) ................
$(6,389,908)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $168,835,517, representing 61.3% of net assets.
e
A portion or all of the security is designated as collateral for reverse repurchase agreements.
f
Income may be received in additional securities and/or cash.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

h
Defaulted security or security for which income has been deemed uncollectible. See Note 8.
i
The rate shown represents the yield at period end.
j
See Note 1(e) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
See Note 1(f) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
q
See Note 5(c) regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 3 regarding credit facility.
t
See Note 4 regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited), June 30, 2025
Franklin Limited Duration Income Trust
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following marketplace loans outstanding. See Note 1(f).
Description
Principal
Amount Value
Marketplace Loans - 18.0%
Block, Inc.
a
7449355.SQ.FTS.B , 5 .181% , 7/30/25 .... $ 635 $ 316
a
7447921.SQ.FTS.B , 5 .19% , 7/30/25 ..... 1,895 490
7450427.SQ.FTS.B , 5 .19% , 7/30/25 ..... 6,225 2,520
a
7448609.SQ.FTS.B , 5 .993% , 7/30/25 .... 350 181
a
7452358.SQ.FTS.B , 4 .645% , 7/31/25 .... 835 484
7451728.SQ.FTS.B , 4 .742% , 7/31/25 .... 3,791 60
7456543.SQ.FTS.B , 5 .189% , 8/01/25 .... 3,459 805
7459778.SQ.FTS.B , 5 .19% , 8/01/25 ..... 10,884 3,318
a
7456319.SQ.FTS.B , 5 .378% , 8/01/25 .... 1,029 551
a
7461935.SQ.FTS.B , 4 .654% , 8/02/25 .... 670 462
a
7460306.SQ.FTS.B , 5 .453% , 8/02/25 .... 434 129
a
7461229.SQ.FTS.B , 6 .416% , 8/02/25 .... 1,052 558
a
7460506.SQ.FTS.B , 6 .43% , 8/02/25 ..... 860 125
a
7463365.SQ.FTS.B , 5 .379% , 8/03/25 .... 550 116
7463465.SQ.FTS.B , 6 .009% , 8/03/25 .... 9,525 236
a
7463702.SQ.FTS.B , 5 .754% , 8/04/25 .... 3,417 725
7464300.SQ.FTS.B , 5 .755% , 8/04/25 .... 463 141
7469386.SQ.FTS.B , 5 .188% , 8/06/25 .... 3,617 2,143
a
7470776.SQ.FTS.B , 5 .371% , 8/06/25 .... 303 224
a
7470408.SQ.FTS.B , 6 .006% , 8/06/25 .... 5,087 2,323
7472315.SQ.FTS.B , 4 .739% , 8/07/25 .... 610 11
7474257.SQ.FTS.B , 5 .756% , 8/07/25 .... 16,236 407
a
7471571.SQ.FTS.B , 6 .016% , 8/07/25 .... 142 94
7473548.SQ.FTS.B , 6 .256% , 8/07/25 .... 13,601 483
a
7476745.SQ.FTS.B , 5 .189% , 8/08/25 .... 1,119 577
a
7476692.SQ.FTS.B , 5 .761% , 8/08/25 .... 1,757 234
7486693.SQ.FTS.B , 4 .743% , 8/12/25 .... 1,539 42
a
7486245.SQ.FTS.B , 5 .751% , 8/12/25 .... 2,767 1,297
a
7486576.SQ.FTS.B , 6 .252% , 8/12/25 .... 146 63
7485874.SQ.FTS.B , 6 .414% , 8/12/25 .... 6,996 175
a
7490765.SQ.FTS.B , 5 .377% , 8/13/25 .... 3,521 2,255
a
7491258.SQ.FTS.B , 5 .384% , 8/13/25 .... 635 240
a
7490647.SQ.FTS.B , 6 .157% , 8/13/25 .... 1,353 278
7491010.SQ.FTS.B , 6 .26% , 8/13/25 ..... 5,510 111
7492570.SQ.FTS.B , 6 .258% , 8/14/25 .... 2,849 64
a
7503759.SQ.FTS.B , 5 .568% , 8/15/25 .... 1,921 849
a
7500385.SQ.FTS.B , 5 .572% , 8/15/25 .... 1,977 383
a
7503853.SQ.FTS.B , 6 .007% , 8/15/25 .... 5,726 3,168
a
7500335.SQ.FTS.B , 6 .254% , 8/15/25 .... 1,307 353
a
7505314.SQ.FTS.B , 5 .371% , 8/16/25 .... 68 45
7505871.SQ.FTS.B , 5 .773% , 8/16/25 .... 583 16
a
7506519.SQ.FTS.B , 6 .023% , 8/16/25 .... 439 157
7507909.SQ.FTS.B , 6 .258% , 8/16/25 .... 30,984 694
7508859.SQ.FTS.B , 4 .939% , 8/17/25 .... 1,621 66
7508979.SQ.FTS.B , 5 .375% , 8/17/25 .... 481 220
a
7509672.SQ.FTS.B , 5 .481% , 8/17/25 .... 446 61
a
7512125.SQ.FTS.B , 4 .654% , 8/19/25 .... 2,673 1,693
Description
Principal
Amount Value
Block, Inc. (continued)
a
7513894.SQ.FTS.B , 5 .19% , 8/20/25 ..... $ 2,786 $ 1,331
a
7513007.SQ.FTS.B , 5 .374% , 8/20/25 .... 305 177
7517983.SQ.FTS.B , 4 .755% , 8/21/25 .... 843 14
7519489.SQ.FTS.B , 5 .382% , 8/21/25 .... 3,156 54
7517921.SQ.FTS.B , 6% , 8/21/25 ....... 895 251
a
7516754.SQ.FTS.B , 6 .015% , 8/21/25 .... 782 141
7529446.SQ.FTS.B , 4 .948% , 8/23/25 .... 2,327 57
7528897.SQ.FTS.B , 5 .44% , 8/23/25 ..... 16,423 263
a
7529470.SQ.FTS.B , 5 .753% , 8/23/25 .... 9,979 1,757
a
7528166.SQ.FTS.B , 5 .755% , 8/23/25 .... 875 281
7529705.SQ.FTS.B , 4 .937% , 8/24/25 .... 9,719 386
a
7529827.SQ.FTS.B , 6 .003% , 8/24/25 .... 303 125
a
7531238.SQ.FTS.B , 4 .934% , 8/25/25 .... 1,340 649
7530909.SQ.FTS.B , 5 .366% , 8/25/25 .... 727 19
7534396.SQ.FTS.B , 5 .738% , 8/26/25 .... 985 40
a
7543385.SQ.FTS.B , 5 .187% , 8/28/25 .... 39 24
a
7540631.SQ.FTS.B , 5 .466% , 8/28/25 .... 78 45
a
7541534.SQ.FTS.B , 6 .253% , 8/28/25 .... 342 115
a
7541004.SQ.FTS.B , 6 .276% , 8/28/25 .... 232 154
7541290.SQ.FTS.B , 6 .412% , 8/28/25 .... 271 7
a
7547341.SQ.FTS.B , 6 .28% , 8/29/25 ..... 14 11
7547912.SQ.FTS.B , 6 .413% , 8/29/25 .... 3,516 93
a
7551202.SQ.FTS.B , 4 .656% , 9/01/25 .... 1,176 1,011
7550899.SQ.FTS.B , 5 .19% , 9/01/25 ..... 1,653 41
7550967.SQ.FTS.B , 5 .375% , 9/01/25 .... 3,825 143
7554320.SQ.FTS.B , 5 .378% , 9/01/25 .... 13,754 310
a
7552708.SQ.FTS.B , 5 .751% , 9/01/25 .... 601 327
a
7557240.SQ.FTS.B , 4 .656% , 9/04/25 .... 1,899 1,767
7559616.SQ.FTS.B , 4 .745% , 9/04/25 .... 985 17
a
7557081.SQ.FTS.B , 4 .937% , 9/04/25 .... 328 272
7556990.SQ.FTS.B , 5 .377% , 9/04/25 .... 5,545 2,284
a
7559058.SQ.FTS.B , 6 .26% , 9/04/25 ..... 3,737 1,517
a
7561072.SQ.FTS.B , 5 .374% , 9/05/25 .... 1,812 1,105
7564172.SQ.FTS.B , 5 .383% , 9/05/25 .... 3,515 774
a
7561998.SQ.FTS.B , 5 .752% , 9/05/25 .... 5 4
a
7565784.SQ.FTS.B , 5 .193% , 9/06/25 .... 725 600
a
7567904.SQ.FTS.B , 6 .009% , 9/06/25 .... 2,727 1,660
7565647.SQ.FTS.B , 6 .246% , 9/06/25 .... 1,102 444
7566801.SQ.FTS.B , 6 .289% , 9/06/25 .... 794 12
7568007.SQ.FTS.B , 6 .418% , 9/06/25 .... 838 329
7573584.SQ.FTS.B , 4 .934% , 9/07/25 .... 4,835 110
7573801.SQ.FTS.B , 5 .567% , 9/07/25 .... 14,773 538
7573203.SQ.FTS.B , 5 .754% , 9/07/25 .... 2,786 336
a
7573146.SQ.FTS.B , 5 .757% , 9/07/25 .... 2,043 664
a
7573987.SQ.FTS.B , 6 .004% , 9/07/25 .... 266 252
7574527.SQ.FTS.B , 6 .416% , 9/07/25 .... 12,073 146
a
7574775.SQ.FTS.B , 4 .653% , 9/08/25 .... 18,775 9,458
a
7576764.SQ.FTS.B , 5 .181% , 9/08/25 .... 467 376
7575766.SQ.FTS.B , 5 .377% , 9/08/25 .... 969 593

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7578388.SQ.FTS.B , 6 .263% , 9/08/25 .... $ 562 $ 223
a
7579197.SQ.FTS.B , 5 .189% , 9/09/25 .... 3,237 2,759
a
7578624.SQ.FTS.B , 5 .439% , 9/09/25 .... 1,065 252
a
7579146.SQ.FTS.B , 6 .289% , 9/09/25 .... 109 67
a
7581325.SQ.FTS.B , 5 .56% , 9/11/25 ..... 760 513
7581750.SQ.FTS.B , 6 .435% , 9/11/25 .... 681 17
7586080.SQ.FTS.B , 4 .65% , 9/12/25 ..... 6,134 176
a
7587725.SQ.FTS.B , 4 .65% , 9/12/25 ..... 212 207
7587307.SQ.FTS.B , 4 .654% , 9/12/25 .... 48,237 834
a
7587680.SQ.FTS.B , 6 .252% , 9/12/25 .... 586 308
7590174.SQ.FTS.B , 5 .562% , 9/13/25 .... 7,270 146
a
7590215.SQ.FTS.B , 6 .012% , 9/13/25 .... 1,841 575
a
7593263.SQ.FTS.B , 5 .378% , 9/14/25 .... 947 838
a
7598723.SQ.FTS.B , 5 .372% , 9/15/25 .... 792 608
a
7598765.SQ.FTS.B , 6 .006% , 9/15/25 .... 838 435
a
7600629.SQ.FTS.B , 5 .563% , 9/16/25 .... 3,898 1,504
a
7601034.SQ.FTS.B , 5 .186% , 9/17/25 .... 1,409 485
a
7601451.SQ.FTS.B , 6 .006% , 9/17/25 .... 1,012 571
a
7606561.SQ.FTS.B , 4 .942% , 9/19/25 .... 670 442
7608748.SQ.FTS.B , 6 .007% , 9/19/25 .... 30,329 628
7607003.SQ.FTS.B , 6 .01% , 9/19/25 ..... 1,790 42
a
7611385.SQ.FTS.B , 5 .74% , 9/20/25 ..... 629 235
7611097.SQ.FTS.B , 6 .423% , 9/20/25 .... 2,067 38
7616557.SQ.FTS.B , 5 .189% , 9/21/25 .... 11,359 281
7616489.SQ.FTS.B , 6 .258% , 9/21/25 .... 2,021 45
7617901.SQ.FTS.B , 6 .261% , 9/21/25 .... 2,981 63
a
7620074.SQ.FTS.B , 4 .938% , 9/22/25 .... 607 555
a
7619488.SQ.FTS.B , 5 .189% , 9/22/25 .... 621 256
a
7619705.SQ.FTS.B , 5 .585% , 9/22/25 .... 78 68
7621073.SQ.FTS.B , 6 .007% , 9/22/25 .... 26,672 393
a
7618964.SQ.FTS.B , 6 .413% , 9/22/25 .... 4,601 1,686
a
7621327.SQ.FTS.B , 4 .94% , 9/23/25 ..... 2,410 1,442
7621639.SQ.FTS.B , 5 .198% , 9/23/25 .... 1,826 64
a
7621653.SQ.FTS.B , 5 .379% , 9/23/25 .... 2,259 1,377
7621747.SQ.FTS.B , 5 .758% , 9/23/25 .... 3,270 37
a
7622472.SQ.FTS.B , 6 .004% , 9/24/25 .... 4,558 1,440
a
7624372.SQ.FTS.B , 5 .183% , 9/25/25 .... 2,710 942
a
7623536.SQ.FTS.B , 6 .006% , 9/25/25 .... 632 251
a
7627133.SQ.FTS.B , 4 .654% , 9/26/25 .... 5,918 4,221
a
7629516.SQ.FTS.B , 4 .935% , 9/26/25 .... 1,995 1,370
7628418.SQ.FTS.B , 5 .567% , 9/26/25 .... 10,448 204
7628146.SQ.FTS.B , 5 .752% , 9/26/25 .... 11,216 91
a
7629219.SQ.FTS.B , 5 .755% , 9/26/25 .... 5,377 2,712
a
7627124.SQ.FTS.B , 5 .98% , 9/26/25 ..... 102 77
a
7628496.SQ.FTS.B , 6 .181% , 9/26/25 .... 196 86
a
7633344.SQ.FTS.B , 6 .009% , 9/27/25 .... 1,027 641
a
7631559.SQ.FTS.B , 6 .015% , 9/27/25 .... 384 148
a
7639535.SQ.FTS.B , 6 .011% , 9/28/25 .... 1,990 1,072
7637405.SQ.FTS.B , 6 .023% , 9/28/25 .... 1,404 17
Description
Principal
Amount Value
Block, Inc. (continued)
a
7635792.SQ.FTS.B , 6 .179% , 9/28/25 .... $ 840 $ 241
7644598.SQ.FTS.B , 5 .748% , 9/30/25 .... 3,195 757
a
7645537.SQ.FTS.B , 4 .777% , 10/01/25 ... 1,010 783
a
7647787.SQ.FTS.B , 4 .942% , 10/01/25 ... 727 674
7646634.SQ.FTS.B , 5 .446% , 10/01/25 ... 1,503 24
7648665.SQ.FTS.B , 5 .763% , 10/01/25 ... 1,643 37
a
7647054.SQ.FTS.B , 5 .916% , 10/01/25 ... 997 348
a
7652755.SQ.FTS.B , 4 .939% , 10/02/25 ... 3,239 1,995
a
7653058.SQ.FTS.B , 5 .095% , 10/02/25 ... 16,004 11,699
a
7651704.SQ.FTS.B , 5 .183% , 10/02/25 ... 2,371 1,195
a
7649965.SQ.FTS.B , 5 .186% , 10/02/25 ... 606 592
a
7650606.SQ.FTS.B , 5 .439% , 10/02/25 ... 1,995 275
7656219.SQ.FTS.B , 5 .19% , 10/03/25 .... 11,080 327
7654737.SQ.FTS.B , 5 .418% , 10/03/25 ... 1,110 18
7655820.SQ.FTS.B , 6 .255% , 10/03/25 ... 1,640 26
a
7657393.SQ.FTS.B , 6 .257% , 10/03/25 ... 4,353 888
a
7662965.SQ.FTS.B , 4 .936% , 10/04/25 ... 2,708 2,334
a
7660940.SQ.FTS.B , 5 .567% , 10/04/25 ... 481 112
7661360.SQ.FTS.B , 6 .414% , 10/04/25 ... 544 195
7664538.SQ.FTS.B , 5 .186% , 10/05/25 ... 5,740 84
7667419.SQ.FTS.B , 5 .189% , 10/05/25 ... 4,894 151
a
7667909.SQ.FTS.B , 5 .091% , 10/06/25 ... 2,103 1,370
a
7679804.SQ.FTS.B , 4 .936% , 10/10/25 ... 1,477 1,402
a
7680219.SQ.FTS.B , 5 .554% , 10/10/25 ... 1,227 233
a
7682512.SQ.FTS.B , 5 .758% , 10/11/25 ... 32 28
a
7687306.SQ.FTS.B , 4 .78% , 10/12/25 .... 606 588
7688136.SQ.FTS.B , 5 .188% , 10/12/25 ... 14,991 309
a
7687797.SQ.FTS.B , 5 .72% , 10/12/25 .... 2,302 962
a
7690007.SQ.FTS.B , 5 .193% , 10/13/25 ... 1,194 962
a
7690094.SQ.FTS.B , 5 .535% , 10/13/25 ... 390 260
a
7690666.SQ.FTS.B , 4 .779% , 10/14/25 ... 1,062 1,005
7690899.SQ.FTS.B , 5 .188% , 10/14/25 ... 9,454 87
a
7692997.SQ.FTS.B , 4 .94% , 10/15/25 .... 1,311 1,159
a
7691305.SQ.FTS.B , 5 .571% , 10/15/25 ... 168 158
7695591.SQ.FTS.B , 5 .911% , 10/16/25 ... 5,123 2,277
a
7698491.SQ.FTS.B , 4 .782% , 10/17/25 ... 3,131 2,135
a
7700193.SQ.FTS.B , 6 .499% , 10/17/25 ... 201 140
a
7702418.SQ.FTS.B , 5 .094% , 10/18/25 ... 3,384 1,723
a
7701758.SQ.FTS.B , 5 .735% , 10/18/25 ... 528 445
7701859.SQ.FTS.B , 5 .759% , 10/18/25 ... 1,772 28
7704890.SQ.FTS.B , 5 .377% , 10/19/25 ... 228 78
a
7705537.SQ.FTS.B , 6 .415% , 10/19/25 ... 1,300 249
7707103.SQ.FTS.B , 5 .536% , 10/20/25 ... 20,365 431
a
7707363.SQ.FTS.B , 4 .737% , 10/21/25 ... 629 89
a
7708623.SQ.FTS.B , 4 .778% , 10/22/25 ... 1,042 991
a
7708690.SQ.FTS.B , 6 .16% , 10/22/25 .... 123 87
7712891.SQ.FTS.B , 5 .563% , 10/23/25 ... 3,823 78
7712462.SQ.FTS.B , 6 .161% , 10/23/25 ... 2,881 1,264
a
7714875.SQ.FTS.B , 5 .094% , 10/24/25 ... 130 123
7721764.SQ.FTS.B , 5 .451% , 10/25/25 ... 474 9

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7722772.SQ.FTS.B , 6 .165% , 10/25/25 ... $ 6,815 $ 2,267
a
7728570.SQ.FTS.B , 4 .785% , 10/26/25 ... 2,293 1,452
7724838.SQ.FTS.B , 5 .095% , 10/26/25 ... 22,645 467
a
7729422.SQ.FTS.B , 5 .441% , 10/26/25 ... 405 148
a
7729054.SQ.FTS.B , 5 .532% , 10/26/25 ... 1,322 810
a
7727853.SQ.FTS.B , 5 .724% , 10/26/25 ... 14,265 6,260
7729945.SQ.FTS.B , 5 .911% , 10/26/25 ... 1,229 25
a
7724819.SQ.FTS.B , 5 .93% , 10/26/25 .... 3 3
a
7732601.SQ.FTS.B , 5 .914% , 10/28/25 ... 1,353 519
a
7733817.SQ.FTS.B , 5 .439% , 10/29/25 ... 141 98
a
7736498.SQ.FTS.B , 5 .911% , 10/29/25 ... 8,039 3,115
7741215.SQ.FTS.B , 5 .72% , 10/30/25 .... 3,427 67
7745153.SQ.FTS.B , 5 .35% , 11/01/25 .... 3,659 83
a
7744334.SQ.FTS.B , 6 .157% , 11/01/25 ... 48 42
a
7745394.SQ.FTS.B , 6 .159% , 11/01/25 ... 774 328
7751173.SQ.FTS.B , 6 .19% , 11/02/25 .... 750 16
7756883.SQ.FTS.B , 4 .779% , 11/03/25 ... 16,501 423
a
7754769.SQ.FTS.B , 5 .535% , 11/03/25 ... 4,162 2,457
a
7758717.SQ.FTS.B , 4 .784% , 11/04/25 ... 1,933 1,118
a
7759521.SQ.FTS.B , 5 .103% , 11/05/25 ... 717 468
a
7759657.SQ.FTS.B , 5 .337% , 11/05/25 ... 1,252 733
a
7758755.SQ.FTS.B , 5 .535% , 11/05/25 ... 8,821 3,632
a
7759020.SQ.FTS.B , 6 .165% , 11/05/25 ... 1,278 578
a
7760303.SQ.FTS.B , 5 .1% , 11/06/25 ..... 1,275 967
7763292.SQ.FTS.B , 5 .913% , 11/06/25 ... 20,230 344
a
7764781.SQ.FTS.B , 4 .782% , 11/07/25 ... 731 695
a
7764885.SQ.FTS.B , 5 .094% , 11/07/25 ... 5,032 4,561
7767704.SQ.FTS.B , 5 .912% , 11/07/25 ... 11,327 3,543
a
7767072.SQ.FTS.B , 6 .166% , 11/07/25 ... 5,039 114
a
7768208.SQ.FTS.B , 4 .78% , 11/08/25 .... 30,398 17,761
a
7769253.SQ.FTS.B , 4 .782% , 11/08/25 ... 2,311 2,124
a
7770798.SQ.FTS.B , 4 .782% , 11/08/25 ... 1,903 1,789
a
7768065.SQ.FTS.B , 5 .095% , 11/08/25 ... 4,079 3,012
a
7769434.SQ.FTS.B , 5 .715% , 11/08/25 ... 993 681
a
7771253.SQ.FTS.B , 5 .917% , 11/08/25 ... 1,169 1,020
7768047.SQ.FTS.B , 5 .93% , 11/08/25 .... 477 144
a
7776396.SQ.FTS.B , 4 .78% , 11/09/25 .... 3,652 3,202
a
7776652.SQ.FTS.B , 4 .78% , 11/09/25 .... 3,878 2,567
7776805.SQ.FTS.B , 4 .78% , 11/09/25 .... 5,785 146
a
7775847.SQ.FTS.B , 5 .099% , 11/09/25 ... 127 125
a
7775071.SQ.FTS.B , 5 .531% , 11/09/25 ... 1,663 1,016
a
7774436.SQ.FTS.B , 5 .532% , 11/09/25 ... 1,386 1,156
a
7776077.SQ.FTS.B , 5 .723% , 11/09/25 ... 3,000 1,657
a
7774319.SQ.FTS.B , 6 .154% , 11/09/25 ... 787 249
a
7774335.SQ.FTS.B , 6 .165% , 11/09/25 ... 3,895 1,689
a
7780337.SQ.FTS.B , 4 .742% , 11/10/25 ... 1,133 283
a
7780702.SQ.FTS.B , 4 .777% , 11/10/25 ... 2,163 1,223
a
7780421.SQ.FTS.B , 5 .093% , 11/10/25 ... 10,941 5,369
Description
Principal
Amount Value
Block, Inc. (continued)
a
7779095.SQ.FTS.B , 5 .1% , 11/10/25 ..... $ 135 $ 133
a
7778601.SQ.FTS.B , 5 .339% , 11/10/25 ... 532 477
7781198.SQ.FTS.B , 6 .159% , 11/10/25 ... 4,074 63
a
7781650.SQ.FTS.B , 5 .091% , 11/11/25 ... 2,460 1,405
a
7782471.SQ.FTS.B , 5 .352% , 11/11/25 ... 562 455
7786987.SQ.FTS.B , 4 .749% , 11/13/25 ... 31,649 11,064
a
7784057.SQ.FTS.B , 4 .782% , 11/13/25 ... 526 469
a
7786287.SQ.FTS.B , 5 .346% , 11/13/25 ... 3,065 2,513
a
7785197.SQ.FTS.B , 5 .354% , 11/13/25 ... 479 385
a
7785232.SQ.FTS.B , 6 .154% , 11/13/25 ... 301 73
a
7788534.SQ.FTS.B , 4 .767% , 11/14/25 ... 557 496
a
7791269.SQ.FTS.B , 4 .787% , 11/14/25 ... 1,376 902
a
7789582.SQ.FTS.B , 5 .094% , 11/14/25 ... 12,382 8,033
a
7788590.SQ.FTS.B , 5 .1% , 11/14/25 ..... 2,432 1,009
a
7790794.SQ.FTS.B , 6 .157% , 11/14/25 ... 253 94
a
7788186.SQ.FTS.B , 6 .163% , 11/14/25 ... 816 576
a
7790836.SQ.FTS.B , 6 .164% , 11/14/25 ... 476 435
a
7794656.SQ.FTS.B , 4 .749% , 11/15/25 ... 365 129
a
7794931.SQ.FTS.B , 4 .78% , 11/15/25 .... 7,746 4,672
a
7794684.SQ.FTS.B , 5 .413% , 11/15/25 ... 241 93
7795103.SQ.FTS.B , 5 .437% , 11/15/25 ... 5,594 86
a
7793344.SQ.FTS.B , 5 .911% , 11/15/25 ... 2,283 2,041
a
7793729.SQ.FTS.B , 5 .916% , 11/15/25 ... 775 669
7798166.SQ.FTS.B , 5 .911% , 11/16/25 ... 20,551 279
a
7803525.SQ.FTS.B , 5 .344% , 11/17/25 ... 3,578 2,138
7800873.SQ.FTS.B , 5 .724% , 11/17/25 ... 4,779 86
a
7803040.SQ.FTS.B , 5 .909% , 11/17/25 ... 93 82
a
7805048.SQ.FTS.B , 5 .44% , 11/19/25 .... 504 171
7808380.SQ.FTS.B , 5 .914% , 11/20/25 ... 6,558 83
7806075.SQ.FTS.B , 5 .918% , 11/20/25 ... 1,058 20
a
7811542.SQ.FTS.B , 4 .73% , 11/21/25 .... 242 60
a
7811481.SQ.FTS.B , 4 .775% , 11/21/25 ... 2,873 1,718
a
7810965.SQ.FTS.B , 4 .778% , 11/21/25 ... 1,884 1,596
a
7811168.SQ.FTS.B , 4 .786% , 11/21/25 .... 1,126 933
a
7812963.SQ.FTS.B , 5 .094% , 11/21/25 ... 534 487
a
7810845.SQ.FTS.B , 5 .103% , 11/21/25 ... 1,951 758
a
7810923.SQ.FTS.B , 6 .149% , 11/21/25 ... 1,037 315
7811729.SQ.FTS.B , 6 .168% , 11/21/25 ... 1,139 21
a
7815440.SQ.FTS.B , 4 .779% , 11/22/25 ... 2,423 2,267
a
7814352.SQ.FTS.B , 5 .098% , 11/22/25 ... 3,498 2,029
a
7815586.SQ.FTS.B , 5 .535% , 11/22/25 ... 3,083 1,032
a
7823332.SQ.FTS.B , 4 .752% , 11/23/25 ... 274 220
a
7823385.SQ.FTS.B , 5 .097% , 11/23/25 ... 3,595 2,800
7822522.SQ.FTS.B , 5 .536% , 11/23/25 ... 18,694 396
a
7825506.SQ.FTS.B , 4 .778% , 11/24/25 ... 1,069 1,052
a
7828343.SQ.FTS.B , 5 .096% , 11/24/25 ... 2,771 1,249
a
7827355.SQ.FTS.B , 5 .536% , 11/24/25 ... 8,618 5,685
a
7825444.SQ.FTS.B , 6 .164% , 11/24/25 ... 275 98

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7830269.SQ.FTS.B , 5 .535% , 11/25/25 ... $ 460 $ 354
a
7829488.SQ.FTS.B , 5 .907% , 11/25/25 ... 2,388 510
a
7830557.SQ.FTS.B , 5 .1% , 11/26/25 ..... 281 271
7830760.SQ.FTS.B , 5 .436% , 11/26/25 ... 6,382 1,017
a
7831200.SQ.FTS.B , 5 .902% , 11/26/25 ... 633 220
a
7832147.SQ.FTS.B , 4 .789% , 11/27/25 ... 780 748
a
7833003.SQ.FTS.B , 4 .735% , 11/28/25 ... 86 66
a
7840053.SQ.FTS.B , 5 .095% , 11/29/25 ... 377 372
a
7837878.SQ.FTS.B , 5 .535% , 11/29/25 ... 883 766
a
7836439.SQ.FTS.B , 5 .723% , 11/29/25 ... 3,755 2,990
a
7845604.SQ.FTS.B , 4 .78% , 11/30/25 .... 3,641 2,954
7847120.SQ.FTS.B , 4 .78% , 11/30/25 .... 15,845 329
a
7848081.SQ.FTS.B , 4 .78% , 11/30/25 .... 2,167 2,040
a
7849196.SQ.FTS.B , 4 .78% , 11/30/25 .... 379 31
a
7848556.SQ.FTS.B , 5 .092% , 11/30/25 ... 4,437 3,163
a
7842626.SQ.FTS.B , 5 .102% , 11/30/25 ... 1,359 1,081
7843814.SQ.FTS.B , 5 .435% , 11/30/25 ... 1,608 25
a
7850077.SQ.FTS.B , 5 .725% , 11/30/25 ... 184 179
a
7849316.SQ.FTS.B , 6 .154% , 11/30/25 ... 415 224
a
7842506.SQ.FTS.B , 6 .164% , 11/30/25 ... 3,012 969
7845896.SQ.FTS.B , 6 .171% , 11/30/25 ... 2,769 41
a
7845917.SQ.FTS.B , 6 .289% , 11/30/25 ... 1,411 833
7851862.SQ.FTS.B , 5 .444% , 12/02/25 ... 1,437 30
a
7856504.SQ.FTS.B , 5 .089% , 12/03/25 ... 2,839 1,448
7853962.SQ.FTS.B , 5 .094% , 12/03/25 ... 30,459 745
a
7855254.SQ.FTS.B , 6 .477% , 12/03/25 ... 1,183 189
7859113.SQ.FTS.B , 4 .781% , 12/04/25 ... 11,318 5,265
a
7860462.SQ.FTS.B , 5 .347% , 12/04/25 ... 4,552 3,965
a
7856808.SQ.FTS.B , 5 .717% , 12/04/25 ... 1,509 624
7857831.SQ.FTS.B , 5 .725% , 12/04/25 ... 16,733 206
7863722.SQ.FTS.B , 4 .743% , 12/05/25 ... 926 12
a
7862394.SQ.FTS.B , 4 .749% , 12/05/25 ... 651 148
a
7863127.SQ.FTS.B , 4 .762% , 12/05/25 ... 296 93
a
7863207.SQ.FTS.B , 4 .78% , 12/05/25 .... 16,955 14,859
a
7861753.SQ.FTS.B , 5 .093% , 12/05/25 ... 1,738 836
a
7862669.SQ.FTS.B , 5 .099% , 12/05/25 ... 1,306 1,241
7864315.SQ.FTS.B , 5 .915% , 12/05/25 ... 7,642 145
7862243.SQ.FTS.B , 6 .152% , 12/05/25 ... 914 222
7863145.SQ.FTS.B , 6 .164% , 12/05/25 ... 7,323 107
7866713.SQ.FTS.B , 4 .782% , 12/06/25 ... 5,812 2,030
a
7868495.SQ.FTS.B , 4 .782% , 12/06/25 ... 117 116
a
7868442.SQ.FTS.B , 5 .09% , 12/06/25 .... 2,341 784
a
7868421.SQ.FTS.B , 6 .157% , 12/06/25 ... 614 439
a
7870431.SQ.FTS.B , 4 .787% , 12/07/25 ... 854 814
a
7872545.SQ.FTS.B , 5 .093% , 12/07/25 ... 2,125 1,784
a
7871259.SQ.FTS.B , 5 .095% , 12/07/25 ... 2,063 1,965
a
7873261.SQ.FTS.B , 5 .912% , 12/07/25 ... 900 768
a
7873340.SQ.FTS.B , 5 .919% , 12/07/25 ... 303 257
7873355.SQ.FTS.B , 6 .155% , 12/07/25 ... 734 250
Description
Principal
Amount Value
Block, Inc. (continued)
7873369.SQ.FTS.B , 6 .163% , 12/07/25 ... $ 13,098 $ 3,128
a
7874480.SQ.FTS.B , 5 .112% , 12/08/25 ... 1,064 321
7875047.SQ.FTS.B , 4 .757% , 12/09/25 ... 313 5
a
7875148.SQ.FTS.B , 5 .092% , 12/09/25 ... 6,684 4,001
a
7875406.SQ.FTS.B , 5 .094% , 12/09/25 ... 18,592 8,902
a
7875019.SQ.FTS.B , 6 .172% , 12/09/25 ... 418 288
a
7876335.SQ.FTS.B , 5 .917% , 12/10/25 ... 2,504 1,216
a
7880873.SQ.FTS.B , 4 .78% , 12/11/25 .... 446 444
a
7880764.SQ.FTS.B , 4 .782% , 12/11/25 ... 2,174 1,549
a
7882746.SQ.FTS.B , 5 .535% , 12/11/25 ... 10,532 3,637
a
7883766.SQ.FTS.B , 4 .779% , 12/12/25 ... 4,710 4,640
a
7886338.SQ.FTS.B , 4 .78% , 12/12/25 .... 5,114 4,684
a
7885885.SQ.FTS.B , 5 .352% , 12/12/25 ... 495 453
a
7885718.SQ.FTS.B , 5 .446% , 12/12/25 ... 398 154
7884915.SQ.FTS.B , 6 .152% , 12/12/25 ... 1,897 445
a
7886136.SQ.FTS.B , 6 .164% , 12/12/25 ... 3,882 1,788
7885751.SQ.FTS.B , 6 .479% , 12/12/25 ... 4,172 89
a
7890022.SQ.FTS.B , 4 .78% , 12/13/25 .... 4,915 3,502
a
7890889.SQ.FTS.B , 5 .725% , 12/13/25 ... 1,337 1,271
7892822.SQ.FTS.B , 5 .913% , 12/13/25 ... 7,563 106
a
7895735.SQ.FTS.B , 4 .78% , 12/14/25 .... 8,604 7,923
a
7895485.SQ.FTS.B , 5 .922% , 12/14/25 ... 171 157
a
7894179.SQ.FTS.B , 6 .169% , 12/14/25 ... 1,273 933
a
7899030.SQ.FTS.B , 4 .785% , 12/15/25 ... 196 192
a
7899105.SQ.FTS.B , 5 .1% , 12/15/25 ..... 2,066 1,378
a
7899376.SQ.FTS.B , 5 .105% , 12/15/25 ... 1,219 736
a
7899417.SQ.FTS.B , 5 .346% , 12/15/25 ... 4,887 3,091
a
7899924.SQ.FTS.B , 4 .783% , 12/16/25 ... 1,431 971
7900212.SQ.FTS.B , 5 .902% , 12/16/25 ... 1,559 624
a
7899808.SQ.FTS.B , 6 .172% , 12/16/25 ... 1,094 328
a
7901473.SQ.FTS.B , 5 .907% , 12/17/25 ... 942 697
a
7906676.SQ.FTS.B , 5 .346% , 12/18/25 ... 9,752 9,056
a
7907550.SQ.FTS.B , 5 .726% , 12/18/25 ... 3,575 3,147
a
7905396.SQ.FTS.B , 6 .161% , 12/18/25 ... 6,605 1,268
a
7905160.SQ.FTS.B , 6 .166% , 12/18/25 ... 3,807 2,954
a
7909998.SQ.FTS.B , 4 .749% , 12/19/25 ... 870 130
a
7910262.SQ.FTS.B , 4 .78% , 12/19/25 .... 2,113 2,084
a
7910464.SQ.FTS.B , 5 .535% , 12/19/25 ... 15,677 12,834
a
7911086.SQ.FTS.B , 6 .289% , 12/19/25 ... 11,134 3,787
a
7914780.SQ.FTS.B , 4 .737% , 12/20/25 ... 975 286
a
7912587.SQ.FTS.B , 4 .781% , 12/20/25 ... 7,463 5,480
7914364.SQ.FTS.B , 5 .437% , 12/20/25 ... 3,173 52
a
7912563.SQ.FTS.B , 5 .922% , 12/20/25 ... 128 110
a
7914903.SQ.FTS.B , 4 .752% , 12/21/25 ... 1,118 531
a
7917398.SQ.FTS.B , 5 .535% , 12/21/25 ... 7,294 7,133
a
7919480.SQ.FTS.B , 4 .78% , 12/22/25 .... 415 400
a
7919065.SQ.FTS.B , 5 .349% , 12/22/25 ... 3,347 2,793

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7919161.SQ.FTS.B , 5 .444% , 12/22/25 ... $ 3,545 $ 1,064
a
7922062.SQ.FTS.B , 5 .535% , 12/24/25 ... 8,047 3,250
a
7923341.SQ.FTS.B , 5 .535% , 12/24/25 ... 360 343
a
7922596.SQ.FTS.B , 5 .909% , 12/24/25 ... 2,599 901
a
7926526.SQ.FTS.B , 4 .732% , 12/25/25 ... 272 137
a
7926059.SQ.FTS.B , 4 .78% , 12/25/25 .... 1,976 1,952
a
7925941.SQ.FTS.B , 5 .096% , 12/25/25 ... 1,328 1,172
a
7927972.SQ.FTS.B , 5 .344% , 12/25/25 ... 904 861
a
7925997.SQ.FTS.B , 6 .164% , 12/25/25 ... 547 268
7929408.SQ.FTS.B , 4 .737% , 12/26/25 ... 1,614 19
7928943.SQ.FTS.B , 4 .748% , 12/26/25 ... 1,019 197
a
7931051.SQ.FTS.B , 4 .779% , 12/26/25 ... 3,223 1,692
a
7929539.SQ.FTS.B , 5 .533% , 12/26/25 ... 6,025 4,241
7930838.SQ.FTS.B , 5 .723% , 12/26/25 ... 11,252 250
a
7938098.SQ.FTS.B , 4 .775% , 12/27/25 ... 987 956
a
7937373.SQ.FTS.B , 5 .351% , 12/27/25 ... 1,700 1,323
a
7936788.SQ.FTS.B , 5 .435% , 12/27/25 ... 151 123
a
7937661.SQ.FTS.B , 5 .906% , 12/27/25 ... 593 547
7937726.SQ.FTS.B , 6 .164% , 12/27/25 ... 8,353 223
a
7939562.SQ.FTS.B , 4 .78% , 12/28/25 .... 46,500 33,181
a
7941669.SQ.FTS.B , 4 .781% , 12/28/25 ... 18,074 12,039
a
7939386.SQ.FTS.B , 4 .782% , 12/28/25 ... 511 502
a
7938632.SQ.FTS.B , 5 .734% , 12/28/25 ... 641 580
a
7938163.SQ.FTS.B , 5 .904% , 12/28/25 ... 1,090 831
7942127.SQ.FTS.B , 5 .535% , 12/29/25 ... 8,564 222
a
7941868.SQ.FTS.B , 5 .543% , 12/29/25 ... 966 795
7943276.SQ.FTS.B , 4 .735% , 12/30/25 ... 39 29
a
7943738.SQ.FTS.B , 5 .092% , 12/30/25 ... 852 822
a
7943724.SQ.FTS.B , 6 .278% , 12/30/25 ... 293 192
a
7944750.SQ.FTS.B , 4 .775% , 1/01/26 .... 2,206 1,959
a
7944960.SQ.FTS.B , 4 .777% , 1/01/26 .... 892 885
7944001.SQ.FTS.B , 5 .346% , 1/01/26 .... 4,384 110
a
7947682.SQ.FTS.B , 5 .35% , 1/01/26 ..... 1,637 660
a
7945393.SQ.FTS.B , 6 .479% , 1/01/26 .... 1,611 548
a
7950354.SQ.FTS.B , 5 .099% , 1/02/26 .... 129 128
a
7949413.SQ.FTS.B , 6 .163% , 1/02/26 .... 25,989 17,059
a
7951839.SQ.FTS.B , 6 .279% , 1/02/26 .... 645 438
7955576.SQ.FTS.B , 4 .769% , 1/03/26 .... 661 153
a
7956716.SQ.FTS.B , 4 .78% , 1/03/26 ..... 11,008 10,242
a
7957305.SQ.FTS.B , 5 .094% , 1/03/26 .... 14,519 13,789
a
7955210.SQ.FTS.B , 5 .354% , 1/03/26 .... 237 234
7958110.SQ.FTS.B , 6 .164% , 1/03/26 .... 7,758 171
a
7959302.SQ.FTS.B , 4 .749% , 1/04/26 .... 3,486 763
a
7959660.SQ.FTS.B , 5 .345% , 1/04/26 .... 541 539
a
7959372.SQ.FTS.B , 5 .355% , 1/04/26 .... 1,164 1,003
a
7959418.SQ.FTS.B , 5 .715% , 1/04/26 .... 2,183 1,102
a
7962368.SQ.FTS.B , 4 .743% , 1/05/26 .... 1,859 479
a
7961282.SQ.FTS.B , 4 .781% , 1/05/26 .... 12,643 5,298
Description
Principal
Amount Value
Block, Inc. (continued)
a
7961204.SQ.FTS.B , 4 .782% , 1/05/26 .... $ 1,235 $ 1,146
a
7961559.SQ.FTS.B , 4 .787% , 1/05/26 .... 361 358
a
7961684.SQ.FTS.B , 5 .094% , 1/05/26 .... 56 56
a
7962755.SQ.FTS.B , 5 .098% , 1/05/26 .... 2,118 1,745
a
7961107.SQ.FTS.B , 5 .913% , 1/05/26 .... 2,089 1,616
a
7959962.SQ.FTS.B , 6 .165% , 1/05/26 .... 12,211 4,246
a
7964047.SQ.FTS.B , 4 .78% , 1/06/26 ..... 8,615 5,016
a
7963628.SQ.FTS.B , 5 .358% , 1/06/26 .... 46 46
a
7963660.SQ.FTS.B , 5 .714% , 1/06/26 .... 418 380
a
7963986.SQ.FTS.B , 6 .162% , 1/06/26 .... 2,113 1,345
a
7964426.SQ.FTS.B , 5 .088% , 1/07/26 .... 3,123 857
a
7964666.SQ.FTS.B , 5 .094% , 1/07/26 .... 10,220 9,033
a
7964521.SQ.FTS.B , 5 .1% , 1/07/26 ...... 1,635 1,060
a
7964214.SQ.FTS.B , 5 .722% , 1/07/26 .... 69 62
a
7969951.SQ.FTS.B , 4 .78% , 1/09/26 ..... 1,155 1,130
a
7970053.SQ.FTS.B , 4 .78% , 1/09/26 ..... 324 321
a
7971417.SQ.FTS.B , 4 .78% , 1/09/26 ..... 10,635 10,140
a
7969108.SQ.FTS.B , 6 .164% , 1/09/26 .... 1,567 1,460
7972214.SQ.FTS.B , 4 .782% , 1/10/26 .... 6,798 2,711
7974222.SQ.FTS.B , 5 .731% , 1/10/26 .... 780 17
a
7973285.SQ.FTS.B , 5 .911% , 1/10/26 .... 6,492 3,973
a
7973186.SQ.FTS.B , 6 .154% , 1/10/26 .... 475 389
a
7972649.SQ.FTS.B , 6 .478% , 1/10/26 .... 3,641 1,698
a
7978084.SQ.FTS.B , 4 .772% , 1/11/26 .... 298 148
a
7979582.SQ.FTS.B , 4 .779% , 1/11/26 .... 2,684 1,573
a
7977234.SQ.FTS.B , 4 .78% , 1/11/26 ..... 347 345
a
7977713.SQ.FTS.B , 5 .348% , 1/11/26 .... 3,158 2,900
a
7977299.SQ.FTS.B , 5 .545% , 1/11/26 .... 1,279 761
a
7980125.SQ.FTS.B , 6 .165% , 1/11/26 .... 2,235 1,571
a
7982139.SQ.FTS.B , 4 .78% , 1/12/26 ..... 2,640 2,581
a
7983720.SQ.FTS.B , 4 .78% , 1/12/26 ..... 10,689 9,756
a
7983443.SQ.FTS.B , 5 .094% , 1/12/26 .... 20,225 10,934
a
7982373.SQ.FTS.B , 5 .346% , 1/12/26 .... 30,230 16,829
a
7981740.SQ.FTS.B , 5 .535% , 1/12/26 .... 11,361 5,316
a
7980834.SQ.FTS.B , 5 .913% , 1/12/26 .... 770 540
a
7983120.SQ.FTS.B , 5 .913% , 1/12/26 .... 472 426
a
7984567.SQ.FTS.B , 4 .79% , 1/13/26 ..... 142 141
a
7984647.SQ.FTS.B , 5 .912% , 1/13/26 .... 9,058 6,072
a
7985075.SQ.FTS.B , 4 .78% , 1/14/26 ..... 667 659
a
7985579.SQ.FTS.B , 4 .78% , 1/14/26 ..... 502 499
a
7985149.SQ.FTS.B , 5 .44% , 1/14/26 ..... 617 336
a
7989506.SQ.FTS.B , 4 .777% , 1/15/26 .... 2,431 2,339
a
7987815.SQ.FTS.B , 4 .78% , 1/15/26 ..... 5,512 5,405
a
7988735.SQ.FTS.B , 4 .78% , 1/15/26 ..... 494 483
7988493.SQ.FTS.B , 6 .175% , 1/15/26 .... 1,524 28
7990968.SQ.FTS.B , 4 .748% , 1/16/26 .... 8,874 193
a
7991206.SQ.FTS.B , 5 .54% , 1/16/26 ..... 327 319

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7991968.SQ.FTS.B , 5 .915% , 1/16/26 .... $ 2,711 $ 39
a
7990193.SQ.FTS.B , 5 .919% , 1/16/26 .... 642 557
a
7989924.SQ.FTS.B , 6 .157% , 1/16/26 .... 1,306 569
7992014.SQ.FTS.B , 6 .167% , 1/16/26 .... 5,321 105
7993140.SQ.FTS.B , 6 .289% , 1/16/26 .... 5,681 1,155
8000796.SQ.FTS.B , 4 .757% , 1/17/26 .... 1,675 22
8000433.SQ.FTS.B , 4 .773% , 1/17/26 .... 1,067 14
a
7994510.SQ.FTS.B , 4 .777% , 1/17/26 .... 1,348 1,315
a
7994356.SQ.FTS.B , 4 .786% , 1/17/26 .... 1,869 1,543
a
7993572.SQ.FTS.B , 5 .092% , 1/17/26 .... 1,362 1,347
a
8000442.SQ.FTS.B , 5 .095% , 1/17/26 .... 3,151 3,127
a
7994012.SQ.FTS.B , 5 .425% , 1/17/26 .... 76 66
a
8003084.SQ.FTS.B , 4 .717% , 1/18/26 .... 331 121
a
8003707.SQ.FTS.B , 4 .776% , 1/18/26 .... 88 88
a
8006138.SQ.FTS.B , 4 .787% , 1/18/26 .... 1,590 1,203
a
8005173.SQ.FTS.B , 5 .352% , 1/18/26 .... 1,973 1,446
8005029.SQ.FTS.B , 5 .911% , 1/18/26 .... 10,934 272
a
8005199.SQ.FTS.B , 6 .164% , 1/18/26 .... 3,930 916
a
8005110.SQ.FTS.B , 6 .184% , 1/18/26 .... 451 245
a
8007842.SQ.FTS.B , 4 .724% , 1/19/26 .... 438 171
a
8007844.SQ.FTS.B , 4 .751% , 1/19/26 .... 2,161 933
a
8007480.SQ.FTS.B , 5 .09% , 1/19/26 ..... 773 724
a
8007082.SQ.FTS.B , 5 .334% , 1/19/26 .... 496 412
a
8008215.SQ.FTS.B , 5 .535% , 1/19/26 .... 13,300 9,018
a
8009235.SQ.FTS.B , 5 .909% , 1/19/26 .... 1,466 1,279
a
8010640.SQ.FTS.B , 5 .094% , 1/21/26 .... 1,402 1,290
a
8010702.SQ.FTS.B , 5 .099% , 1/21/26 .... 1,033 993
a
8011467.SQ.FTS.B , 5 .904% , 1/21/26 .... 642 588
a
8014711.SQ.FTS.B , 4 .779% , 1/22/26 .... 3,057 3,010
8012289.SQ.FTS.B , 5 .093% , 1/22/26 .... 8,215 100
a
8014032.SQ.FTS.B , 5 .094% , 1/22/26 .... 4,323 1,768
a
8012919.SQ.FTS.B , 5 .095% , 1/22/26 .... 15,722 13,060
a
8013594.SQ.FTS.B , 5 .103% , 1/22/26 .... 345 342
a
8013674.SQ.FTS.B , 5 .346% , 1/22/26 .... 4,076 3,595
a
8013835.SQ.FTS.B , 5 .349% , 1/22/26 .... 615 557
a
8014093.SQ.FTS.B , 5 .535% , 1/22/26 .... 557 548
a
8016422.SQ.FTS.B , 4 .767% , 1/23/26 .... 620 139
a
8016600.SQ.FTS.B , 4 .771% , 1/23/26 .... 2,227 1,390
a
8016854.SQ.FTS.B , 4 .78% , 1/23/26 ..... 9,237 8,226
8016663.SQ.FTS.B , 5 .348% , 1/23/26 .... 7,206 3,832
a
8016264.SQ.FTS.B , 5 .896% , 1/23/26 .... 125 116
a
8017114.SQ.FTS.B , 6 .157% , 1/23/26 .... 183 60
a
8017820.SQ.FTS.B , 6 .16% , 1/23/26 ..... 619 220
a
8017283.SQ.FTS.B , 6 .474% , 1/23/26 .... 2,763 1,648
a
8020796.SQ.FTS.B , 4 .777% , 1/24/26 .... 539 535
a
8020927.SQ.FTS.B , 4 .778% , 1/24/26 .... 1,611 1,598
a
8021278.SQ.FTS.B , 4 .78% , 1/24/26 ..... 1,520 1,501
a
8020542.SQ.FTS.B , 5 .094% , 1/24/26 .... 6,528 5,582
Description
Principal
Amount Value
Block, Inc. (continued)
a
8019825.SQ.FTS.B , 5 .425% , 1/24/26 .... $ 40 $ 31
8018766.SQ.FTS.B , 5 .912% , 1/24/26 .... 15,041 229
a
8021897.SQ.FTS.B , 5 .915% , 1/24/26 .... 3,724 1,625
a
8019861.SQ.FTS.B , 6 .466% , 1/24/26 .... 362 300
a
8026293.SQ.FTS.B , 4 .778% , 1/25/26 .... 2,473 2,378
a
8024548.SQ.FTS.B , 4 .781% , 1/25/26 .... 947 934
8027604.SQ.FTS.B , 4 .784% , 1/25/26 .... 4,651 111
a
8025958.SQ.FTS.B , 5 .09% , 1/25/26 ..... 4,268 1,861
a
8025169.SQ.FTS.B , 5 .096% , 1/25/26 .... 1,448 1,331
a
8026266.SQ.FTS.B , 5 .107% , 1/25/26 .... 632 609
a
8024997.SQ.FTS.B , 5 .713% , 1/25/26 .... 1,920 763
a
8026706.SQ.FTS.B , 6 .163% , 1/25/26 .... 831 723
8023992.SQ.FTS.B , 6 .481% , 1/25/26 .... 12,196 2,448
a
8028561.SQ.FTS.B , 4 .78% , 1/26/26 ..... 2,669 2,462
8030978.SQ.FTS.B , 5 .444% , 1/26/26 .... 3,358 39
a
8029441.SQ.FTS.B , 5 .535% , 1/26/26 .... 1,493 342
a
8028134.SQ.FTS.B , 5 .539% , 1/26/26 .... 469 445
a
8031301.SQ.FTS.B , 5 .096% , 1/27/26 .... 2,124 1,897
a
8031502.SQ.FTS.B , 6 .17% , 1/27/26 ..... 1,211 802
a
8031400.SQ.FTS.B , 6 .294% , 1/27/26 .... 239 204
a
8032652.SQ.FTS.B , 4 .773% , 1/28/26 .... 207 206
a
8032793.SQ.FTS.B , 4 .777% , 1/28/26 .... 2,091 2,052
a
8032736.SQ.FTS.B , 4 .782% , 1/28/26 .... 2,127 2,046
a
8032677.SQ.FTS.B , 6 .279% , 1/28/26 .... 384 276
a
8033449.SQ.FTS.B , 4 .78% , 1/29/26 ..... 2,649 2,479
a
8034689.SQ.FTS.B , 4 .782% , 1/29/26 .... 3,881 3,805
a
8034529.SQ.FTS.B , 4 .783% , 1/29/26 .... 1,845 1,811
a
8035417.SQ.FTS.B , 4 .783% , 1/29/26 .... 978 962
a
8035108.SQ.FTS.B , 5 .348% , 1/29/26 .... 5,451 5,241
a
8034901.SQ.FTS.B , 5 .725% , 1/29/26 .... 788 198
a
8038800.SQ.FTS.B , 4 .78% , 1/30/26 ..... 6,459 4,201
a
8040424.SQ.FTS.B , 4 .78% , 1/30/26 ..... 5,660 5,614
a
8037551.SQ.FTS.B , 5 .341% , 1/30/26 .... 654 617
a
8040045.SQ.FTS.B , 5 .913% , 1/30/26 .... 16,291 6,729
a
8042105.SQ.FTS.B , 4 .78% , 1/31/26 ..... 2,589 1,760
a
8042375.SQ.FTS.B , 4 .78% , 1/31/26 ..... 150 150
a
8042827.SQ.FTS.B , 4 .781% , 1/31/26 .... 4,998 4,892
a
8041024.SQ.FTS.B , 5 .099% , 1/31/26 .... 1,691 1,537
a
8042179.SQ.FTS.B , 5 .346% , 1/31/26 .... 4,607 4,473
a
8043219.SQ.FTS.B , 5 .348% , 1/31/26 .... 1,434 1,378
a
8042594.SQ.FTS.B , 6 .474% , 1/31/26 .... 993 622
8049012.SQ.FTS.B , 4 .755% , 2/01/26 .... 3,551 50
a
8047480.SQ.FTS.B , 4 .78% , 2/01/26 ..... 1,397 1,372
a
8047792.SQ.FTS.B , 4 .78% , 2/01/26 ..... 6,110 6,023
a
8048473.SQ.FTS.B , 4 .783% , 2/01/26 .... 1,637 1,617
a
8048746.SQ.FTS.B , 5 .103% , 2/01/26 .... 2,365 1,331
a
8049065.SQ.FTS.B , 5 .346% , 2/01/26 .... 34,049 26,504

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
8048279.SQ.FTS.B , 5 .438% , 2/01/26 .... $ 9,406 $ 204
a
8052570.SQ.FTS.B , 4 .79% , 2/02/26 ..... 1,023 938
a
8052412.SQ.FTS.B , 5 .09% , 2/02/26 ..... 2,126 2,046
a
8053642.SQ.FTS.B , 5 .439% , 2/02/26 .... 1,485 1,200
a
8051096.SQ.FTS.B , 5 .515% , 2/02/26 .... 876 501
a
8051409.SQ.FTS.B , 5 .909% , 2/02/26 .... 1,697 1,006
a
8052229.SQ.FTS.B , 5 .915% , 2/02/26 .... 1,715 753
8054235.SQ.FTS.B , 4 .757% , 2/03/26 .... 3,049 445
a
8054292.SQ.FTS.B , 4 .78% , 2/03/26 ..... 2,640 2,574
a
8054413.SQ.FTS.B , 4 .78% , 2/03/26 ..... 1,439 1,421
a
8054570.SQ.FTS.B , 4 .78% , 2/03/26 ..... 7,816 7,707
8054545.SQ.FTS.B , 5 .918% , 2/03/26 .... 2,066 28
a
8055856.SQ.FTS.B , 4 .778% , 2/04/26 .... 3,826 3,643
a
8056029.SQ.FTS.B , 4 .783% , 2/04/26 .... 2,883 2,210
a
8055745.SQ.FTS.B , 5 .094% , 2/04/26 .... 493 483
a
8055411.SQ.FTS.B , 5 .535% , 2/04/26 .... 6,320 4,844
a
8058397.SQ.FTS.B , 4 .779% , 2/05/26 .... 1,404 1,396
8059935.SQ.FTS.B , 4 .779% , 2/05/26 .... 17,163 201
a
8059743.SQ.FTS.B , 5 .098% , 2/05/26 .... 1,242 1,099
a
8057935.SQ.FTS.B , 5 .348% , 2/05/26 .... 7,289 5,720
a
8059296.SQ.FTS.B , 5 .532% , 2/05/26 .... 1,114 1,040
a
8059674.SQ.FTS.B , 5 .913% , 2/05/26 .... 2,789 1,985
a
8059635.SQ.FTS.B , 6 .167% , 2/05/26 .... 2,858 649
8059274.SQ.FTS.B , 6 .177% , 2/05/26 .... 1,409 223
a
8061233.SQ.FTS.B , 4 .776% , 2/06/26 .... 2,730 2,455
a
8062138.SQ.FTS.B , 4 .778% , 2/06/26 .... 2,901 2,747
a
8060412.SQ.FTS.B , 5 .095% , 2/06/26 .... 3,000 2,775
a
8060903.SQ.FTS.B , 5 .343% , 2/06/26 .... 2,143 1,579
8062268.SQ.FTS.B , 5 .448% , 2/06/26 .... 697 55
a
8063776.SQ.FTS.B , 5 .535% , 2/06/26 .... 185 180
a
8063350.SQ.FTS.B , 5 .909% , 2/06/26 .... 5,652 2,007
a
8061055.SQ.FTS.B , 5 .916% , 2/06/26 .... 2,010 1,750
a
8063424.SQ.FTS.B , 6 .454% , 2/06/26 .... 276 241
a
8066390.SQ.FTS.B , 4 .779% , 2/07/26 .... 4,733 4,561
a
8064329.SQ.FTS.B , 4 .78% , 2/07/26 ..... 6,736 6,483
a
8064189.SQ.FTS.B , 5 .352% , 2/07/26 .... 531 521
a
8065141.SQ.FTS.B , 5 .734% , 2/07/26 .... 280 256
a
8070242.SQ.FTS.B , 4 .78% , 2/08/26 ..... 3,549 3,168
a
8072625.SQ.FTS.B , 4 .78% , 2/08/26 ..... 8,123 8,074
a
8072375.SQ.FTS.B , 5 .532% , 2/08/26 .... 3,603 2,880
a
8069191.SQ.FTS.B , 5 .533% , 2/08/26 .... 524 520
a
8072298.SQ.FTS.B , 5 .535% , 2/08/26 .... 3,055 2,772
a
8071950.SQ.FTS.B , 5 .723% , 2/08/26 .... 9,427 8,218
a
8071615.SQ.FTS.B , 6 .459% , 2/08/26 .... 712 292
a
8073505.SQ.FTS.B , 4 .748% , 2/09/26 .... 1,847 1,430
a
8074735.SQ.FTS.B , 4 .78% , 2/09/26 ..... 3,205 3,158
a
8075169.SQ.FTS.B , 5 .535% , 2/09/26 .... 9,965 9,520
Description
Principal
Amount Value
Block, Inc. (continued)
a
8072915.SQ.FTS.B , 5 .541% , 2/09/26 .... $ 2,594 $ 1,770
a
8075130.SQ.FTS.B , 6 .164% , 2/09/26 .... 914 526
a
8076404.SQ.FTS.B , 4 .779% , 2/10/26 .... 6,738 6,649
a
8076328.SQ.FTS.B , 4 .78% , 2/10/26 ..... 2,322 2,204
a
8076761.SQ.FTS.B , 5 .086% , 2/10/26 .... 175 173
a
8076049.SQ.FTS.B , 5 .095% , 2/10/26 .... 1,266 1,180
a
8077095.SQ.FTS.B , 4 .778% , 2/11/26 .... 6,602 5,095
a
8077219.SQ.FTS.B , 4 .778% , 2/11/26 .... 3,533 3,455
a
8077443.SQ.FTS.B , 5 .538% , 2/11/26 .... 1,648 1,607
a
8077025.SQ.FTS.B , 5 .725% , 2/11/26 .... 4,579 2,459
a
8079228.SQ.FTS.B , 5 .721% , 2/12/26 .... 970 916
a
8079551.SQ.FTS.B , 5 .911% , 2/12/26 .... 1,119 877
a
8078030.SQ.FTS.B , 5 .916% , 2/12/26 .... 4,663 1,783
a
8078350.SQ.FTS.B , 6 .154% , 2/12/26 .... 1,237 501
a
8078475.SQ.FTS.B , 6 .46% , 2/12/26 ..... 1,352 255
a
8081534.SQ.FTS.B , 4 .78% , 2/13/26 ..... 832 821
a
8081907.SQ.FTS.B , 4 .783% , 2/13/26 .... 623 606
a
8084325.SQ.FTS.B , 5 .096% , 2/13/26 .... 4,613 2,676
8083556.SQ.FTS.B , 5 .723% , 2/13/26 .... 28,734 646
a
8084546.SQ.FTS.B , 5 .912% , 2/13/26 .... 5,235 5,101
a
8083380.SQ.FTS.B , 6 .163% , 2/13/26 .... 1,731 1,517
a
8084098.SQ.FTS.B , 6 .172% , 2/13/26 .... 1,863 509
a
8083435.SQ.FTS.B , 6 .477% , 2/13/26 .... 2,290 1,725
8087986.SQ.FTS.B , 4 .753% , 2/14/26 .... 3,035 53
a
8086447.SQ.FTS.B , 4 .777% , 2/14/26 .... 1,740 1,720
a
8085028.SQ.FTS.B , 4 .778% , 2/14/26 .... 9,535 3,998
a
8085688.SQ.FTS.B , 4 .778% , 2/14/26 .... 3,744 3,253
a
8086066.SQ.FTS.B , 4 .78% , 2/14/26 ..... 330 328
a
8086140.SQ.FTS.B , 5 .083% , 2/14/26 .... 1,465 585
a
8086633.SQ.FTS.B , 5 .346% , 2/14/26 .... 785 736
a
8087030.SQ.FTS.B , 5 .535% , 2/14/26 .... 1,056 1,004
a
8087076.SQ.FTS.B , 6 .167% , 2/14/26 .... 5,757 2,901
8090252.SQ.FTS.B , 4 .747% , 2/15/26 .... 434 6
a
8091041.SQ.FTS.B , 4 .78% , 2/15/26 ..... 1,517 1,498
a
8093329.SQ.FTS.B , 4 .782% , 2/15/26 .... 2,439 2,383
a
8091984.SQ.FTS.B , 5 .089% , 2/15/26 .... 739 710
a
8092025.SQ.FTS.B , 5 .093% , 2/15/26 .... 1,461 1,421
a
8092099.SQ.FTS.B , 5 .093% , 2/15/26 .... 3,959 3,654
a
8090392.SQ.FTS.B , 5 .094% , 2/15/26 .... 16,824 10,232
a
8091568.SQ.FTS.B , 5 .094% , 2/15/26 .... 494 488
a
8091529.SQ.FTS.B , 5 .902% , 2/15/26 .... 313 298
8091452.SQ.FTS.B , 5 .908% , 2/15/26 .... 6,428 96
a
8091224.SQ.FTS.B , 5 .914% , 2/15/26 .... 5,458 2,903
a
8091543.SQ.FTS.B , 6 .161% , 2/15/26 .... 1,166 976
a
8092015.SQ.FTS.B , 6 .164% , 2/15/26 .... 342 267
a
8090129.SQ.FTS.B , 6 .165% , 2/15/26 .... 1,425 799
a
8090264.SQ.FTS.B , 6 .297% , 2/15/26 .... 443 380

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8095236.SQ.FTS.B , 4 .789% , 2/16/26 .... $ 1,150 $ 1,100
8095193.SQ.FTS.B , 5 .082% , 2/16/26 .... 1,147 24
a
8093633.SQ.FTS.B , 5 .086% , 2/16/26 .... 842 785
a
8094212.SQ.FTS.B , 5 .917% , 2/16/26 .... 1,493 1,363
a
8096059.SQ.FTS.B , 6 .272% , 2/16/26 .... 463 371
a
8095515.SQ.FTS.B , 6 .507% , 2/16/26 .... 146 134
8096997.SQ.FTS.B , 4 .749% , 2/17/26 .... 2,909 41
a
8097339.SQ.FTS.B , 4 .778% , 2/17/26 .... 2,238 2,125
a
8098423.SQ.FTS.B , 4 .776% , 2/18/26 .... 1,918 1,878
a
8097872.SQ.FTS.B , 6 .158% , 2/18/26 .... 412 388
a
8099044.SQ.FTS.B , 4 .777% , 2/19/26 .... 1,706 1,656
a
8100389.SQ.FTS.B , 4 .78% , 2/19/26 ..... 9,702 9,517
a
8100071.SQ.FTS.B , 4 .784% , 2/19/26 .... 1,714 1,686
a
8100267.SQ.FTS.B , 4 .789% , 2/19/26 .... 816 781
a
8101413.SQ.FTS.B , 5 .094% , 2/19/26 .... 3,540 3,497
a
8101986.SQ.FTS.B , 5 .343% , 2/19/26 .... 2,097 1,850
a
8102062.SQ.FTS.B , 5 .538% , 2/19/26 .... 1,409 1,350
8101882.SQ.FTS.B , 6 .161% , 2/19/26 .... 10,769 71
a
8102147.SQ.FTS.B , 6 .171% , 2/19/26 .... 890 392
a
8105868.SQ.FTS.B , 4 .78% , 2/20/26 ..... 14,731 14,533
a
8104677.SQ.FTS.B , 5 .348% , 2/20/26 .... 6,460 5,562
a
8103481.SQ.FTS.B , 5 .725% , 2/20/26 .... 6,621 4,659
a
8103124.SQ.FTS.B , 6 .289% , 2/20/26 .... 4,427 2,615
a
8106258.SQ.FTS.B , 4 .78% , 2/21/26 ..... 7,004 6,699
a
8107429.SQ.FTS.B , 4 .78% , 2/21/26 ..... 340 338
a
8107598.SQ.FTS.B , 4 .781% , 2/21/26 .... 6,407 6,293
a
8109377.SQ.FTS.B , 4 .781% , 2/21/26 .... 3,580 3,403
a
8109314.SQ.FTS.B , 5 .34% , 2/21/26 ..... 1,215 1,161
a
8114447.SQ.FTS.B , 4 .746% , 2/22/26 .... 5,540 1,862
a
8113077.SQ.FTS.B , 4 .777% , 2/22/26 .... 1,546 1,478
a
8115244.SQ.FTS.B , 4 .779% , 2/22/26 .... 3,910 3,715
a
8112683.SQ.FTS.B , 5 .913% , 2/22/26 .... 310 285
8114935.SQ.FTS.B , 6 .414% , 2/22/26 .... 3,564 47
a
8117795.SQ.FTS.B , 4 .778% , 2/23/26 .... 5,783 4,994
a
8118575.SQ.FTS.B , 4 .779% , 2/23/26 .... 1,197 1,179
a
8118357.SQ.FTS.B , 4 .78% , 2/23/26 ..... 226 225
a
8116917.SQ.FTS.B , 6 .328% , 2/23/26 .... 7,664 3,909
a
8115844.SQ.FTS.B , 6 .352% , 2/23/26 .... 387 254
a
8118325.SQ.FTS.B , 6 .423% , 2/23/26 .... 1,135 705
a
8119531.SQ.FTS.B , 5 .406% , 2/24/26 .... 3,183 2,922
a
8119314.SQ.FTS.B , 6 .139% , 2/24/26 .... 1,042 763
a
8119337.SQ.FTS.B , 6 .289% , 2/24/26 .... 2,733 2,484
a
8118871.SQ.FTS.B , 6 .32% , 2/24/26 ..... 2 2
a
8118849.SQ.FTS.B , 6 .439% , 2/24/26 .... 475 355
a
8120151.SQ.FTS.B , 4 .781% , 2/25/26 .... 6,940 6,741
a
8119683.SQ.FTS.B , 4 .792% , 2/25/26 .... 376 365
a
8120027.SQ.FTS.B , 5 .521% , 2/25/26 .... 440 391
Description
Principal
Amount Value
Block, Inc. (continued)
a
8122896.SQ.FTS.B , 4 .78% , 2/26/26 ..... $ 5,715 $ 5,590
a
8123161.SQ.FTS.B , 4 .78% , 2/26/26 ..... 1,849 1,809
a
8122643.SQ.FTS.B , 4 .781% , 2/26/26 .... 3,530 1,487
a
8122313.SQ.FTS.B , 4 .785% , 2/26/26 .... 732 724
a
8122526.SQ.FTS.B , 4 .785% , 2/26/26 .... 1,019 1,007
a
8123507.SQ.FTS.B , 5 .114% , 2/26/26 .... 4,914 4,876
a
8120652.SQ.FTS.B , 5 .117% , 2/26/26 .... 345 340
a
8120750.SQ.FTS.B , 6 .42% , 2/26/26 ..... 2,057 2,011
a
8124971.SQ.FTS.B , 4 .78% , 2/27/26 ..... 950 946
a
8127749.SQ.FTS.B , 4 .78% , 2/27/26 ..... 7,593 7,534
a
8127364.SQ.FTS.B , 5 .911% , 2/27/26 .... 16,717 7,830
a
8124440.SQ.FTS.B , 5 .912% , 2/27/26 .... 2,704 2,623
a
8131129.SQ.FTS.B , 4 .767% , 2/28/26 .... 1,652 730
a
8136150.SQ.FTS.B , 4 .771% , 2/28/26 .... 1,308 1,213
a
8131044.SQ.FTS.B , 4 .78% , 2/28/26 ..... 2,643 2,567
a
8136019.SQ.FTS.B , 4 .78% , 2/28/26 ..... 977 966
a
8135683.SQ.FTS.B , 4 .784% , 2/28/26 .... 1,826 1,797
a
8136318.SQ.FTS.B , 4 .791% , 2/28/26 .... 1,324 1,159
a
8131001.SQ.FTS.B , 5 .101% , 2/28/26 .... 1,114 1,075
a
8138282.SQ.FTS.B , 5 .113% , 2/28/26 .... 43,704 33,974
a
8137730.SQ.FTS.B , 5 .114% , 2/28/26 .... 5,975 5,863
a
8142705.SQ.FTS.B , 5 .346% , 2/28/26 .... 1,594 1,538
8143305.SQ.FTS.B , 5 .408% , 2/28/26 .... 4,763 1,555
a
8136390.SQ.FTS.B , 5 .525% , 2/28/26 .... 530 514
a
8129955.SQ.FTS.B , 5 .643% , 2/28/26 .... 201 175
a
8142516.SQ.FTS.B , 5 .912% , 2/28/26 .... 2,608 2,521
8143370.SQ.FTS.B , 6 .422% , 2/28/26 .... 7,567 2,920
a
8135171.SQ.FTS.B , 6 .544% , 2/28/26 .... 1,785 577
a
8128195.SQ.FTS.B , 6 .551% , 2/28/26 .... 4,447 2,817
8137699.SQ.FTS.B , 6 .65% , 2/28/26 ..... 1,030 17
a
8142147.SQ.FTS.B , 6 .672% , 2/28/26 .... 3,962 3,203
a
8143889.SQ.FTS.B , 4 .769% , 3/01/26 .... 475 470
a
8143809.SQ.FTS.B , 4 .78% , 3/01/26 ..... 627 623
a
8144243.SQ.FTS.B , 4 .783% , 3/01/26 .... 2,041 2,010
a
8145071.SQ.FTS.B , 4 .99% , 3/02/26 ..... 385 151
a
8145335.SQ.FTS.B , 5 .117% , 3/02/26 .... 1,495 1,362
8145418.SQ.FTS.B , 5 .636% , 3/02/26 .... 12,225 246
a
8144863.SQ.FTS.B , 6 .159% , 3/02/26 .... 1,440 1,185
a
8145361.SQ.FTS.B , 6 .415% , 3/02/26 .... 1,538 1,247
a
8146232.SQ.FTS.B , 4 .781% , 3/03/26 .... 25,283 17,654
a
8147643.SQ.FTS.B , 4 .784% , 3/03/26 .... 933 925
a
8149805.SQ.FTS.B , 4 .78% , 3/04/26 ..... 6,063 5,966
8150361.SQ.FTS.B , 4 .78% , 3/04/26 ..... 24,110 476
a
8149465.SQ.FTS.B , 4 .781% , 3/04/26 .... 4,172 4,106
a
8150835.SQ.FTS.B , 4 .782% , 3/04/26 .... 1,306 1,297
a
8151363.SQ.FTS.B , 4 .786% , 3/04/26 .... 1,742 1,693
a
8151099.SQ.FTS.B , 5 .674% , 3/04/26 .... 465 448

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8152809.SQ.FTS.B , 5 .912% , 3/04/26 .... $ 15,614 $ 14,856
a
8157664.SQ.FTS.B , 4 .78% , 3/05/26 ..... 47,535 30,390
a
8155739.SQ.FTS.B , 4 .955% , 3/05/26 .... 11,144 1,760
a
8157542.SQ.FTS.B , 5 .109% , 3/05/26 .... 1,234 1,194
a
8158269.SQ.FTS.B , 5 .114% , 3/05/26 .... 2,708 2,674
a
8156444.SQ.FTS.B , 6 .327% , 3/05/26 .... 6,512 4,051
a
8157489.SQ.FTS.B , 6 .418% , 3/05/26 .... 2,034 724
a
8157610.SQ.FTS.B , 6 .677% , 3/05/26 .... 2,513 1,903
a
8158959.SQ.FTS.B , 4 .777% , 3/06/26 .... 2,734 2,687
a
8160380.SQ.FTS.B , 4 .779% , 3/06/26 .... 6,208 5,785
a
8161145.SQ.FTS.B , 4 .783% , 3/06/26 .... 701 697
a
8160800.SQ.FTS.B , 5 .097% , 3/06/26 .... 3,351 2,685
a
8162745.SQ.FTS.B , 4 .781% , 3/07/26 .... 5,990 5,910
a
8162728.SQ.FTS.B , 6 .55% , 3/07/26 ..... 425 331
a
8163716.SQ.FTS.B , 6 .334% , 3/08/26 .... 1,426 1,001
a
8166169.SQ.FTS.B , 4 .78% , 3/09/26 ..... 386 382
a
8166199.SQ.FTS.B , 5 .095% , 3/09/26 .... 1,823 1,809
a
8164392.SQ.FTS.B , 5 .101% , 3/09/26 .... 781 701
a
8167491.SQ.FTS.B , 5 .66% , 3/09/26 ..... 5,991 4,815
a
8164437.SQ.FTS.B , 6 .289% , 3/09/26 .... 312 119
a
8166002.SQ.FTS.B , 6 .336% , 3/09/26 .... 1,001 652
a
8167883.SQ.FTS.B , 4 .782% , 3/10/26 .... 1,038 1,023
a
8170474.SQ.FTS.B , 4 .784% , 3/10/26 .... 1,782 1,757
a
8167768.SQ.FTS.B , 5 .625% , 3/10/26 .... 832 22
a
8169094.SQ.FTS.B , 5 .66% , 3/10/26 ..... 2,540 52
8170418.SQ.FTS.B , 5 .66% , 3/10/26 ..... 3,677 38
a
8168011.SQ.FTS.B , 6 .152% , 3/10/26 .... 1,016 1,007
a
8174309.SQ.FTS.B , 4 .779% , 3/11/26 .... 1,771 1,740
a
8172480.SQ.FTS.B , 4 .781% , 3/11/26 .... 5,079 4,944
a
8171795.SQ.FTS.B , 5 .112% , 3/11/26 .... 7,161 4,846
a
8174278.SQ.FTS.B , 5 .117% , 3/11/26 .... 2,176 741
a
8172993.SQ.FTS.B , 6 .151% , 3/11/26 .... 6,292 5,888
8173171.SQ.FTS.B , 6 .325% , 3/11/26 .... 9,578 124
a
8174746.SQ.FTS.B , 6 .328% , 3/11/26 .... 20,312 4,014
a
8177875.SQ.FTS.B , 4 .773% , 3/12/26 .... 621 614
a
8177668.SQ.FTS.B , 4 .78% , 3/12/26 ..... 1,912 1,863
a
8178775.SQ.FTS.B , 4 .78% , 3/12/26 ..... 12,665 11,822
a
8177961.SQ.FTS.B , 5 .114% , 3/12/26 .... 2,227 2,057
a
8179285.SQ.FTS.B , 5 .66% , 3/12/26 ..... 39,069 36,582
a
8179202.SQ.FTS.B , 6 .142% , 3/12/26 .... 1,365 1,169
a
8178625.SQ.FTS.B , 6 .655% , 3/12/26 .... 545 220
a
8181504.SQ.FTS.B , 4 .781% , 3/13/26 .... 1,991 1,949
a
8180856.SQ.FTS.B , 4 .784% , 3/13/26 .... 2,913 2,756
a
8183617.SQ.FTS.B , 4 .956% , 3/13/26 .... 941 405
a
8181653.SQ.FTS.B , 5 .635% , 3/13/26 .... 834 282
a
8180973.SQ.FTS.B , 5 .66% , 3/13/26 ..... 235 230
Description
Principal
Amount Value
Block, Inc. (continued)
a
8181680.SQ.FTS.B , 5 .665% , 3/13/26 .... $ 2,185 $ 1,971
a
8184218.SQ.FTS.B , 5 .672% , 3/13/26 .... 772 736
a
8182398.SQ.FTS.B , 5 .911% , 3/13/26 .... 12,582 12,072
a
8182847.SQ.FTS.B , 6 .326% , 3/13/26 .... 2,447 2,303
a
8181805.SQ.FTS.B , 6 .414% , 3/13/26 .... 3,296 1,345
a
8182383.SQ.FTS.B , 6 .549% , 3/13/26 .... 154 144
a
8184756.SQ.FTS.B , 4 .78% , 3/14/26 ..... 1,322 967
a
8184774.SQ.FTS.B , 4 .781% , 3/14/26 .... 3,248 3,202
a
8184612.SQ.FTS.B , 5 .407% , 3/14/26 .... 2,444 2,282
8184697.SQ.FTS.B , 5 .637% , 3/14/26 .... 2,932 37
a
8185183.SQ.FTS.B , 4 .782% , 3/15/26 .... 1,969 1,928
a
8185689.SQ.FTS.B , 5 .398% , 3/15/26 .... 1,171 1,124
a
8185632.SQ.FTS.B , 5 .409% , 3/15/26 .... 1,647 1,620
a
8185168.SQ.FTS.B , 5 .66% , 3/15/26 ..... 54 54
a
8185373.SQ.FTS.B , 5 .913% , 3/15/26 .... 1,291 1,070
a
8185584.SQ.FTS.B , 5 .916% , 3/15/26 .... 430 420
a
8189335.SQ.FTS.B , 4 .776% , 3/16/26 .... 2,310 2,271
a
8187727.SQ.FTS.B , 4 .779% , 3/16/26 .... 9,229 8,944
a
8189229.SQ.FTS.B , 4 .78% , 3/16/26 ..... 2,333 2,261
a
8188783.SQ.FTS.B , 4 .781% , 3/16/26 .... 3,581 3,456
a
8188243.SQ.FTS.B , 5 .409% , 3/16/26 .... 9,297 9,189
a
8187560.SQ.FTS.B , 5 .413% , 3/16/26 .... 3,506 3,173
a
8189307.SQ.FTS.B , 5 .418% , 3/16/26 .... 670 655
a
8188774.SQ.FTS.B , 6 .415% , 3/16/26 .... 509 395
a
8189740.SQ.FTS.B , 6 .423% , 3/16/26 .... 7,590 1,507
a
8187007.SQ.FTS.B , 6 .667% , 3/16/26 .... 732 447
a
8190088.SQ.FTS.B , 4 .778% , 3/17/26 .... 2,811 2,761
a
8192019.SQ.FTS.B , 4 .78% , 3/17/26 ..... 2,823 2,804
a
8193080.SQ.FTS.B , 5 .113% , 3/17/26 .... 3,982 3,870
a
8190897.SQ.FTS.B , 5 .118% , 3/17/26 .... 2,209 2,126
a
8190316.SQ.FTS.B , 6 .15% , 3/17/26 ..... 4,270 4,148
a
8191242.SQ.FTS.B , 6 .422% , 3/17/26 .... 3,722 3,701
a
8192679.SQ.FTS.B , 6 .547% , 3/17/26 .... 11,145 5,348
a
8194783.SQ.FTS.B , 4 .779% , 3/18/26 .... 3,602 2,903
a
8195317.SQ.FTS.B , 4 .78% , 3/18/26 ..... 24,739 23,833
a
8195154.SQ.FTS.B , 4 .783% , 3/18/26 .... 2,030 1,903
a
8200175.SQ.FTS.B , 4 .779% , 3/19/26 .... 14,184 13,806
a
8200147.SQ.FTS.B , 4 .78% , 3/19/26 ..... 600 595
a
8201092.SQ.FTS.B , 4 .78% , 3/19/26 ..... 3,339 3,151
a
8201263.SQ.FTS.B , 5 .114% , 3/19/26 .... 1,490 1,468
a
8199489.SQ.FTS.B , 6 .421% , 3/19/26 .... 16,346 13,351
a
8206092.SQ.FTS.B , 4 .779% , 3/20/26 .... 4,078 4,006
a
8204727.SQ.FTS.B , 4 .78% , 3/20/26 ..... 5,306 5,242
a
8203394.SQ.FTS.B , 4 .783% , 3/20/26 .... 1,084 1,011
a
8203626.SQ.FTS.B , 5 .66% , 3/20/26 ..... 864 141
a
8203587.SQ.FTS.B , 6 .334% , 3/20/26 .... 921 387

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8206079.SQ.FTS.B , 6 .436% , 3/20/26 .... $ 650 $ 572
a
8203860.SQ.FTS.B , 6 .548% , 3/20/26 .... 1,419 1,375
a
8206180.SQ.FTS.B , 4 .773% , 3/21/26 .... 1,887 1,835
a
8206216.SQ.FTS.B , 4 .78% , 3/21/26 ..... 762 719
a
8207036.SQ.FTS.B , 6 .304% , 3/21/26 .... 749 102
8206849.SQ.FTS.B , 6 .315% , 3/21/26 .... 2,278 298
a
8206444.SQ.FTS.B , 6 .423% , 3/21/26 .... 8,565 5,727
a
8206918.SQ.FTS.B , 6 .423% , 3/21/26 .... 4,838 3,241
a
8207847.SQ.FTS.B , 4 .779% , 3/22/26 .... 5,435 5,355
a
8207447.SQ.FTS.B , 4 .782% , 3/22/26 .... 2,159 1,994
a
8207123.SQ.FTS.B , 5 .66% , 3/22/26 ..... 161 141
a
8207104.SQ.FTS.B , 6 .359% , 3/22/26 .... 770 88
a
8210620.SQ.FTS.B , 4 .782% , 3/23/26 .... 6,930 2,746
a
8209604.SQ.FTS.B , 6 .151% , 3/23/26 .... 13,496 12,905
a
8209378.SQ.FTS.B , 6 .551% , 3/23/26 .... 2,938 2,402
a
8208304.SQ.FTS.B , 6 .68% , 3/23/26 ..... 2,630 694
a
8212256.SQ.FTS.B , 4 .803% , 3/24/26 .... 284 280
a
8213771.SQ.FTS.B , 5 .403% , 3/24/26 .... 1,119 1,084
8214128.SQ.FTS.B , 5 .621% , 3/24/26 .... 1,340 32
8212978.SQ.FTS.B , 5 .635% , 3/24/26 .... 4,722 895
a
8213812.SQ.FTS.B , 5 .66% , 3/24/26 ..... 7,919 5,456
a
8211748.SQ.FTS.B , 5 .664% , 3/24/26 .... 6,703 4,826
a
8213678.SQ.FTS.B , 6 .149% , 3/24/26 .... 338 331
a
8213456.SQ.FTS.B , 6 .169% , 3/24/26 .... 116 111
a
8214167.SQ.FTS.B , 6 .421% , 3/24/26 .... 32,577 29,977
8213530.SQ.FTS.B , 6 .422% , 3/24/26 .... 5,213 46
a
8213434.SQ.FTS.B , 6 .552% , 3/24/26 .... 283 263
a
8217082.SQ.FTS.B , 4 .78% , 3/25/26 ..... 2,048 2,026
8216246.SQ.FTS.B , 4 .942% , 3/25/26 .... 1,354 18
a
8216890.SQ.FTS.B , 5 .112% , 3/25/26 .... 1,495 1,485
a
8217855.SQ.FTS.B , 5 .114% , 3/25/26 .... 9,027 8,915
a
8215088.SQ.FTS.B , 5 .669% , 3/25/26 .... 2,681 1,722
a
8216283.SQ.FTS.B , 6 .145% , 3/25/26 .... 53 52
a
8215077.SQ.FTS.B , 6 .679% , 3/25/26 .... 548 490
a
8222865.SQ.FTS.B , 4 .778% , 3/26/26 .... 3,873 3,791
a
8220967.SQ.FTS.B , 4 .781% , 3/26/26 .... 11,407 11,212
a
8222706.SQ.FTS.B , 4 .781% , 3/26/26 .... 1,382 1,370
a
8222550.SQ.FTS.B , 4 .783% , 3/26/26 .... 5,665 4,454
a
8224271.SQ.FTS.B , 4 .78% , 3/27/26 ..... 2,486 2,445
a
8227363.SQ.FTS.B , 4 .781% , 3/27/26 .... 1,961 1,938
a
8227508.SQ.FTS.B , 4 .969% , 3/27/26 .... 130 120
a
8226147.SQ.FTS.B , 5 .113% , 3/27/26 .... 3,482 3,430
a
8226263.SQ.FTS.B , 5 .409% , 3/27/26 .... 1,775 1,766
a
8228023.SQ.FTS.B , 6 .153% , 3/27/26 .... 4,420 4,233
8228053.SQ.FTS.B , 5 .113% , 3/28/26 .... 23,240 210
a
8228396.SQ.FTS.B , 5 .66% , 3/28/26 ..... 1,538 1,514
8228222.SQ.FTS.B , 5 .909% , 3/28/26 .... 2,852 403
Description
Principal
Amount Value
Block, Inc. (continued)
a
8228435.SQ.FTS.B , 6 .15% , 3/28/26 ..... $ 5,768 $ 5,592
a
8228243.SQ.FTS.B , 6 .152% , 3/28/26 .... 8,973 2,288
a
8228906.SQ.FTS.B , 6 .431% , 3/28/26 .... 538 486
a
8228385.SQ.FTS.B , 6 .432% , 3/28/26 .... 982 167
a
8229522.SQ.FTS.B , 4 .779% , 3/29/26 .... 6,826 6,705
a
8229430.SQ.FTS.B , 5 .41% , 3/29/26 ..... 2,280 2,213
a
8229745.SQ.FTS.B , 6 .15% , 3/29/26 ..... 2,947 2,454
a
8229319.SQ.FTS.B , 6 .423% , 3/29/26 .... 3,276 2,495
a
8234100.SQ.FTS.B , 4 .778% , 3/30/26 .... 3,973 3,906
a
8232479.SQ.FTS.B , 4 .783% , 3/30/26 .... 3,070 2,968
a
8231045.SQ.FTS.B , 4 .784% , 3/30/26 .... 861 830
a
8232780.SQ.FTS.B , 5 .113% , 3/30/26 .... 17,765 17,520
a
8230531.SQ.FTS.B , 5 .119% , 3/30/26 .... 1,555 1,498
a
8230464.SQ.FTS.B , 5 .409% , 3/30/26 .... 421 411
a
8230758.SQ.FTS.B , 6 .149% , 3/30/26 .... 1,053 949
a
8230433.SQ.FTS.B , 6 .667% , 3/30/26 .... 1,134 875
a
8236501.SQ.FTS.B , 4 .78% , 4/01/26 ..... 2,081 2,060
a
8234388.SQ.FTS.B , 4 .782% , 4/01/26 .... 3,745 3,582
a
8235650.SQ.FTS.B , 4 .786% , 4/01/26 .... 908 891
a
8238048.SQ.FTS.B , 5 .113% , 4/01/26 .... 6,638 4,527
a
8237112.SQ.FTS.B , 5 .627% , 4/01/26 .... 621 266
a
8235789.SQ.FTS.B , 5 .66% , 4/01/26 ..... 2,137 1,705
a
8236723.SQ.FTS.B , 5 .913% , 4/01/26 .... 21,823 18,212
a
8237862.SQ.FTS.B , 6 .149% , 4/01/26 .... 2,847 1,535
a
8235952.SQ.FTS.B , 6 .152% , 4/01/26 .... 361 312
8236625.SQ.FTS.B , 6 .424% , 4/01/26 .... 3,956 54
a
8236423.SQ.FTS.B , 6 .672% , 4/01/26 .... 2,927 821
a
8239466.SQ.FTS.B , 4 .772% , 4/02/26 .... 1,639 1,547
a
8240106.SQ.FTS.B , 4 .779% , 4/02/26 .... 4,735 4,607
a
8241254.SQ.FTS.B , 4 .779% , 4/02/26 .... 4,880 4,622
a
8238722.SQ.FTS.B , 4 .78% , 4/02/26 ..... 12,358 12,149
a
8242111.SQ.FTS.B , 4 .78% , 4/02/26 ..... 6,091 5,971
a
8242332.SQ.FTS.B , 4 .78% , 4/02/26 ..... 2,514 2,468
a
8240661.SQ.FTS.B , 4 .781% , 4/02/26 .... 3,237 3,210
a
8240219.SQ.FTS.B , 4 .783% , 4/02/26 .... 736 729
a
8240246.SQ.FTS.B , 4 .793% , 4/02/26 .... 832 802
a
8240825.SQ.FTS.B , 5 .113% , 4/02/26 .... 15,864 15,550
a
8239630.SQ.FTS.B , 5 .114% , 4/02/26 .... 6,715 6,638
a
8242388.SQ.FTS.B , 5 .409% , 4/02/26 .... 926 911
a
8242280.SQ.FTS.B , 5 .414% , 4/02/26 .... 3,456 1,528
a
8240279.SQ.FTS.B , 5 .674% , 4/02/26 .... 722 705
a
8242021.SQ.FTS.B , 6 .155% , 4/02/26 .... 1,209 1,117
a
8239279.SQ.FTS.B , 6 .416% , 4/02/26 .... 1,250 917
a
8241177.SQ.FTS.B , 6 .524% , 4/02/26 .... 128 124
a
8241185.SQ.FTS.B , 6 .545% , 4/02/26 .... 703 696
8240252.SQ.FTS.B , 6 .55% , 4/02/26 ..... 5,014 1,850

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8245627.SQ.FTS.B , 4 .776% , 4/03/26 .... $ 2,601 $ 2,549
a
8246623.SQ.FTS.B , 4 .78% , 4/03/26 ..... 17,975 15,504
a
8248433.SQ.FTS.B , 4 .781% , 4/03/26 .... 4,358 4,277
8245816.SQ.FTS.B , 4 .941% , 4/03/26 .... 1,309 143
8247785.SQ.FTS.B , 5 .409% , 4/03/26 .... 50,933 212
a
8244939.SQ.FTS.B , 5 .66% , 4/03/26 ..... 6,187 5,915
a
8248121.SQ.FTS.B , 6 .422% , 4/03/26 .... 21,096 19,717
a
8250595.SQ.FTS.B , 4 .776% , 4/04/26 .... 2,060 2,030
a
8250683.SQ.FTS.B , 4 .78% , 4/04/26 ..... 13,607 13,423
a
8251921.SQ.FTS.B , 5 .113% , 4/04/26 .... 10,837 10,509
a
8252443.SQ.FTS.B , 5 .405% , 4/04/26 .... 776 765
a
8249053.SQ.FTS.B , 5 .409% , 4/04/26 .... 27,763 20,965
a
8249817.SQ.FTS.B , 5 .409% , 4/04/26 .... 9,461 8,320
a
8251465.SQ.FTS.B , 5 .409% , 4/04/26 .... 1,822 1,776
a
8251246.SQ.FTS.B , 5 .618% , 4/04/26 .... 593 104
a
8248924.SQ.FTS.B , 6 .145% , 4/04/26 .... 2,936 1,387
a
8251529.SQ.FTS.B , 6 .152% , 4/04/26 .... 9,165 8,849
a
8251430.SQ.FTS.B , 6 .667% , 4/04/26 .... 248 245
a
8252562.SQ.FTS.B , 5 .111% , 4/05/26 .... 3,358 3,278
a
8252661.SQ.FTS.B , 6 .551% , 4/05/26 .... 3,070 1,584
a
8253201.SQ.FTS.B , 6 .671% , 4/05/26 .... 2,723 1,884
a
8253678.SQ.FTS.B , 4 .776% , 4/06/26 .... 2,020 1,990
a
8253745.SQ.FTS.B , 4 .78% , 4/06/26 ..... 632 626
a
8254231.SQ.FTS.B , 4 .781% , 4/06/26 .... 5,643 5,491
a
8254361.SQ.FTS.B , 4 .952% , 4/06/26 .... 591 548
a
8254417.SQ.FTS.B , 5 .114% , 4/06/26 .... 6,478 6,334
a
8253973.SQ.FTS.B , 5 .911% , 4/06/26 .... 1,488 1,477
a
8255333.SQ.FTS.B , 4 .773% , 4/07/26 .... 1,204 1,184
a
8255594.SQ.FTS.B , 4 .78% , 4/07/26 ..... 4,231 4,153
a
8257462.SQ.FTS.B , 4 .78% , 4/07/26 ..... 982 970
a
8257567.SQ.FTS.B , 4 .782% , 4/07/26 .... 1,994 1,556
a
8258230.SQ.FTS.B , 4 .783% , 4/07/26 .... 2,626 2,587
8257493.SQ.FTS.B , 4 .955% , 4/07/26 .... 7,987 98
8257688.SQ.FTS.B , 4 .955% , 4/07/26 .... 12,315 178
a
8257447.SQ.FTS.B , 4 .96% , 4/07/26 ..... 1,813 597
a
8258468.SQ.FTS.B , 5 .4% , 4/07/26 ...... 1,300 1,136
a
8255972.SQ.FTS.B , 5 .409% , 4/07/26 .... 1,677 1,670
a
8256829.SQ.FTS.B , 5 .66% , 4/07/26 ..... 1,227 1,193
a
8258492.SQ.FTS.B , 5 .912% , 4/07/26 .... 4,100 3,033
a
8255434.SQ.FTS.B , 6 .147% , 4/07/26 .... 2,897 2,421
a
8257962.SQ.FTS.B , 6 .326% , 4/07/26 .... 18,569 4,311
a
8255944.SQ.FTS.B , 6 .339% , 4/07/26 .... 971 614
a
8255076.SQ.FTS.B , 6 .409% , 4/07/26 .... 3 3
a
8255903.SQ.FTS.B , 6 .418% , 4/07/26 .... 958 930
a
8258319.SQ.FTS.B , 6 .548% , 4/07/26 .... 6,813 3,198
a
8259624.SQ.FTS.B , 4 .777% , 4/08/26 .... 4,866 4,692
a
8260298.SQ.FTS.B , 4 .779% , 4/08/26 .... 2,635 2,609
Description
Principal
Amount Value
Block, Inc. (continued)
a
8260785.SQ.FTS.B , 4 .779% , 4/08/26 .... $ 4,153 $ 4,021
a
8261371.SQ.FTS.B , 4 .779% , 4/08/26 .... 12,286 11,944
a
8259886.SQ.FTS.B , 4 .78% , 4/08/26 ..... 4,295 4,251
a
8260411.SQ.FTS.B , 4 .78% , 4/08/26 ..... 1,438 1,418
a
8260461.SQ.FTS.B , 4 .78% , 4/08/26 ..... 14,393 14,008
a
8262051.SQ.FTS.B , 4 .78% , 4/08/26 ..... 456 450
a
8260737.SQ.FTS.B , 4 .782% , 4/08/26 .... 654 651
a
8259484.SQ.FTS.B , 4 .822% , 4/08/26 .... 264 257
8259353.SQ.FTS.B , 5 .66% , 4/08/26 ..... 6,123 97
8260447.SQ.FTS.B , 5 .66% , 4/08/26 ..... 1,380 10
a
8261047.SQ.FTS.B , 5 .912% , 4/08/26 .... 3,762 3,502
a
8261744.SQ.FTS.B , 6 .421% , 4/08/26 .... 2,221 2,142
a
8263637.SQ.FTS.B , 4 .78% , 4/09/26 ..... 169 167
a
8263428.SQ.FTS.B , 4 .958% , 4/09/26 .... 1,249 562
a
8263106.SQ.FTS.B , 5 .415% , 4/09/26 .... 750 695
a
8264502.SQ.FTS.B , 5 .909% , 4/09/26 .... 1,212 1,174
a
8262472.SQ.FTS.B , 5 .912% , 4/09/26 .... 19,674 13,303
a
8265251.SQ.FTS.B , 6 .151% , 4/09/26 .... 1,971 1,956
a
8263139.SQ.FTS.B , 6 .337% , 4/09/26 .... 1,265 744
a
8263454.SQ.FTS.B , 6 .575% , 4/09/26 .... 825 190
a
8269750.SQ.FTS.B , 4 .779% , 4/10/26 .... 4,971 4,859
a
8271359.SQ.FTS.B , 4 .779% , 4/10/26 .... 21,838 17,730
a
8270720.SQ.FTS.B , 4 .78% , 4/10/26 ..... 651 640
8272637.SQ.FTS.B , 4 .953% , 4/10/26 .... 2,099 29
a
8270716.SQ.FTS.B , 4 .993% , 4/10/26 .... 79 66
a
8270836.SQ.FTS.B , 5 .111% , 4/10/26 .... 3,954 3,850
a
8272965.SQ.FTS.B , 6 .151% , 4/10/26 .... 43,713 20,035
8269644.SQ.FTS.B , 6 .542% , 4/10/26 .... 2,040 1,050
a
8270794.SQ.FTS.B , 6 .679% , 4/10/26 .... 285 267
a
8274487.SQ.FTS.B , 4 .78% , 4/11/26 ..... 314 310
a
8275109.SQ.FTS.B , 4 .78% , 4/11/26 ..... 1,298 1,285
a
8275291.SQ.FTS.B , 4 .78% , 4/11/26 ..... 3,202 3,117
a
8276864.SQ.FTS.B , 5 .113% , 4/11/26 .... 57,633 49,737
a
8274997.SQ.FTS.B , 5 .408% , 4/11/26 .... 1,989 1,517
a
8275734.SQ.FTS.B , 5 .409% , 4/11/26 .... 28,406 21,609
a
8276296.SQ.FTS.B , 5 .411% , 4/11/26 .... 5,498 5,236
a
8274578.SQ.FTS.B , 5 .66% , 4/11/26 ..... 4,269 4,076
a
8273886.SQ.FTS.B , 5 .912% , 4/11/26 .... 2,311 2,170
a
8276707.SQ.FTS.B , 5 .912% , 4/11/26 .... 338 336
a
8275066.SQ.FTS.B , 6 .15% , 4/11/26 ..... 1,031 942
a
8276131.SQ.FTS.B , 6 .15% , 4/11/26 ..... 965 849
a
8276175.SQ.FTS.B , 6 .154% , 4/11/26 .... 136 134
a
8275038.SQ.FTS.B , 6 .404% , 4/11/26 .... 487 458
a
8273624.SQ.FTS.B , 6 .548% , 4/11/26 .... 1,368 960
a
8277873.SQ.FTS.B , 4 .778% , 4/12/26 .... 4,491 4,409
a
8277642.SQ.FTS.B , 4 .782% , 4/12/26 .... 2,912 2,849
a
8277587.SQ.FTS.B , 4 .783% , 4/12/26 .... 2,532 2,487

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8277816.SQ.FTS.B , 4 .783% , 4/12/26 .... $ 3,755 $ 3,602
a
8278265.SQ.FTS.B , 5 .905% , 4/12/26 .... 1,098 972
a
8278109.SQ.FTS.B , 6 .419% , 4/12/26 .... 2,477 1,855
a
8278984.SQ.FTS.B , 4 .777% , 4/13/26 .... 2,312 2,249
a
8278632.SQ.FTS.B , 4 .78% , 4/13/26 ..... 2,652 2,610
a
8278790.SQ.FTS.B , 4 .78% , 4/13/26 ..... 7,274 7,015
a
8278363.SQ.FTS.B , 4 .785% , 4/13/26 .... 1,361 1,345
a
8278424.SQ.FTS.B , 5 .408% , 4/13/26 .... 7,331 6,573
a
8279032.SQ.FTS.B , 6 .149% , 4/13/26 .... 1,147 1,130
a
8280031.SQ.FTS.B , 4 .781% , 4/14/26 .... 10,091 9,885
a
8279894.SQ.FTS.B , 5 .108% , 4/14/26 .... 800 791
a
8279460.SQ.FTS.B , 5 .639% , 4/14/26 .... 648 444
a
8280241.SQ.FTS.B , 5 .664% , 4/14/26 .... 4,518 3,489
8280308.SQ.FTS.B , 6 .155% , 4/14/26 .... 7,492 72
a
8279451.SQ.FTS.B , 6 .305% , 4/14/26 .... 115 102
a
8279403.SQ.FTS.B , 6 .331% , 4/14/26 .... 1,220 814
a
8279479.SQ.FTS.B , 6 .424% , 4/14/26 .... 6,521 3,099
a
8279549.SQ.FTS.B , 6 .425% , 4/14/26 .... 980 941
a
8281101.SQ.FTS.B , 4 .78% , 4/15/26 ..... 5,681 5,586
a
8282208.SQ.FTS.B , 4 .78% , 4/15/26 ..... 2,540 2,471
a
8282400.SQ.FTS.B , 4 .78% , 4/15/26 ..... 348 346
a
8283289.SQ.FTS.B , 4 .78% , 4/15/26 ..... 9,396 8,910
a
8283650.SQ.FTS.B , 5 .117% , 4/15/26 .... 1,420 1,409
a
8283015.SQ.FTS.B , 5 .66% , 4/15/26 ..... 3,322 3,281
a
8284415.SQ.FTS.B , 5 .922% , 4/15/26 .... 988 405
a
8282315.SQ.FTS.B , 6 .149% , 4/15/26 .... 4,029 647
a
8282366.SQ.FTS.B , 6 .15% , 4/15/26 ..... 1,044 725
8281351.SQ.FTS.B , 6 .344% , 4/15/26 .... 485 104
a
8281096.SQ.FTS.B , 6 .415% , 4/15/26 .... 285 276
a
8282998.SQ.FTS.B , 6 .653% , 4/15/26 .... 334 316
a
8288271.SQ.FTS.B , 4 .779% , 4/16/26 .... 5,677 5,475
a
8284925.SQ.FTS.B , 4 .78% , 4/16/26 ..... 3,647 3,545
a
8286793.SQ.FTS.B , 4 .78% , 4/16/26 ..... 39,150 38,383
a
8285337.SQ.FTS.B , 4 .786% , 4/16/26 .... 14 14
a
8286725.SQ.FTS.B , 5 .111% , 4/16/26 .... 1,633 1,613
a
8286613.SQ.FTS.B , 5 .119% , 4/16/26 .... 1,065 980
a
8286393.SQ.FTS.B , 5 .409% , 4/16/26 .... 5,881 5,800
a
8287706.SQ.FTS.B , 5 .409% , 4/16/26 .... 1,901 1,893
8285213.SQ.FTS.B , 5 .633% , 4/16/26 .... 8,446 86
a
8285029.SQ.FTS.B , 5 .902% , 4/16/26 .... 774 662
a
8286038.SQ.FTS.B , 6 .145% , 4/16/26 .... 1,276 1,180
a
8285037.SQ.FTS.B , 6 .15% , 4/16/26 ..... 5,198 4,866
a
8292753.SQ.FTS.B , 4 .778% , 4/17/26 .... 2,871 2,403
a
8291469.SQ.FTS.B , 4 .779% , 4/17/26 .... 3,250 3,200
a
8293871.SQ.FTS.B , 4 .779% , 4/17/26 .... 10,861 10,627
a
8290938.SQ.FTS.B , 4 .78% , 4/17/26 ..... 3,231 3,169
a
8292550.SQ.FTS.B , 4 .78% , 4/17/26 ..... 4,420 4,304
Description
Principal
Amount Value
Block, Inc. (continued)
a
8293173.SQ.FTS.B , 4 .78% , 4/17/26 ..... $ 13,020 $ 12,874
a
8291150.SQ.FTS.B , 4 .781% , 4/17/26 .... 1,641 1,611
a
8292280.SQ.FTS.B , 4 .781% , 4/17/26 .... 5,599 5,503
a
8293129.SQ.FTS.B , 5 .113% , 4/17/26 .... 1,675 1,434
a
8292991.SQ.FTS.B , 5 .664% , 4/17/26 .... 3,944 3,637
a
8294957.SQ.FTS.B , 6 .316% , 4/17/26 .... 893 592
8292229.SQ.FTS.B , 6 .42% , 4/17/26 ..... 2,095 54
a
8294210.SQ.FTS.B , 6 .682% , 4/17/26 .... 788 616
a
8298273.SQ.FTS.B , 4 .775% , 4/18/26 .... 1,132 1,105
a
8295160.SQ.FTS.B , 4 .778% , 4/18/26 .... 4,287 4,142
a
8295387.SQ.FTS.B , 4 .78% , 4/18/26 ..... 5,379 5,254
a
8296644.SQ.FTS.B , 4 .78% , 4/18/26 ..... 1,458 1,439
a
8297551.SQ.FTS.B , 4 .78% , 4/18/26 ..... 3,925 3,734
a
8296979.SQ.FTS.B , 5 .409% , 4/18/26 .... 11,848 11,711
a
8295315.SQ.FTS.B , 5 .66% , 4/18/26 ..... 1,264 1,210
a
8297785.SQ.FTS.B , 5 .666% , 4/18/26 .... 523 521
a
8298013.SQ.FTS.B , 6 .15% , 4/18/26 ..... 1,820 1,597
a
8296767.SQ.FTS.B , 6 .151% , 4/18/26 .... 1,315 1,307
a
8298299.SQ.FTS.B , 6 .152% , 4/18/26 .... 3,043 825
a
8296447.SQ.FTS.B , 6 .338% , 4/18/26 .... 126 120
a
8298594.SQ.FTS.B , 4 .777% , 4/19/26 .... 3,131 3,074
a
8299079.SQ.FTS.B , 4 .78% , 4/19/26 ..... 398 393
a
8298679.SQ.FTS.B , 5 .111% , 4/19/26 .... 5,187 4,297
a
8298741.SQ.FTS.B , 5 .111% , 4/19/26 .... 4,593 4,272
a
8298839.SQ.FTS.B , 5 .115% , 4/19/26 .... 976 955
a
8298818.SQ.FTS.B , 5 .121% , 4/19/26 .... 1,606 1,261
a
8298862.SQ.FTS.B , 6 .688% , 4/19/26 .... 900 709
a
8299899.SQ.FTS.B , 4 .776% , 4/20/26 .... 2,545 2,499
a
8299789.SQ.FTS.B , 4 .778% , 4/20/26 .... 4,059 3,995
a
8300274.SQ.FTS.B , 4 .778% , 4/20/26 .... 4,542 4,466
a
8300402.SQ.FTS.B , 4 .78% , 4/20/26 ..... 1,329 1,318
a
8299648.SQ.FTS.B , 4 .781% , 4/20/26 .... 4,353 4,274
a
8299967.SQ.FTS.B , 5 .402% , 4/20/26 .... 1,523 1,497
a
8301919.SQ.FTS.B , 4 .78% , 4/21/26 ..... 2,635 2,593
a
8302564.SQ.FTS.B , 4 .781% , 4/21/26 .... 10,210 10,081
a
8301181.SQ.FTS.B , 4 .786% , 4/21/26 .... 1,383 1,356
a
8302264.SQ.FTS.B , 4 .954% , 4/21/26 .... 2,278 1,763
a
8302545.SQ.FTS.B , 5 .1% , 4/21/26 ...... 1,539 1,233
a
8303202.SQ.FTS.B , 5 .107% , 4/21/26 .... 1,290 1,268
a
8304341.SQ.FTS.B , 5 .112% , 4/21/26 .... 5,923 5,147
a
8303780.SQ.FTS.B , 5 .113% , 4/21/26 .... 33,884 33,087
a
8303233.SQ.FTS.B , 5 .408% , 4/21/26 .... 4,022 3,882
a
8301821.SQ.FTS.B , 5 .409% , 4/21/26 .... 565 516
a
8303163.SQ.FTS.B , 5 .409% , 4/21/26 .... 632 602
a
8300994.SQ.FTS.B , 5 .66% , 4/21/26 ..... 220 218
a
8303564.SQ.FTS.B , 5 .663% , 4/21/26 .... 11,226 3,931

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8304434.SQ.FTS.B , 5 .909% , 4/21/26 .... $ 2,876 $ 2,672
a
8304481.SQ.FTS.B , 5 .912% , 4/21/26 .... 1,094 1,087
a
8302396.SQ.FTS.B , 6 .423% , 4/21/26 .... 8,304 6,546
a
8302317.SQ.FTS.B , 6 .541% , 4/21/26 .... 423 376
a
8303679.SQ.FTS.B , 6 .556% , 4/21/26 .... 1,129 520
a
8302341.SQ.FTS.B , 6 .557% , 4/21/26 .... 270 268
a
8306357.SQ.FTS.B , 4 .778% , 4/22/26 .... 3,457 3,361
a
8306297.SQ.FTS.B , 4 .779% , 4/22/26 .... 2,392 2,285
a
8305030.SQ.FTS.B , 4 .78% , 4/22/26 ..... 1,790 1,746
a
8307039.SQ.FTS.B , 4 .78% , 4/22/26 ..... 1,367 1,345
a
8306790.SQ.FTS.B , 4 .781% , 4/22/26 .... 3,805 3,747
a
8304759.SQ.FTS.B , 4 .782% , 4/22/26 .... 4,373 4,295
a
8306433.SQ.FTS.B , 4 .784% , 4/22/26 .... 1,182 1,143
a
8307029.SQ.FTS.B , 5 .099% , 4/22/26 .... 864 805
a
8306899.SQ.FTS.B , 5 .409% , 4/22/26 .... 2,027 2,011
a
8308013.SQ.FTS.B , 5 .634% , 4/22/26 .... 979 577
a
8307100.SQ.FTS.B , 5 .66% , 4/22/26 ..... 8,017 7,828
a
8305112.SQ.FTS.B , 5 .917% , 4/22/26 .... 2,618 2,488
a
8305959.SQ.FTS.B , 6 .546% , 4/22/26 .... 483 469
a
8309624.SQ.FTS.B , 4 .779% , 4/23/26 .... 2,091 2,058
a
8309336.SQ.FTS.B , 4 .78% , 4/23/26 ..... 6,138 4,308
a
8310146.SQ.FTS.B , 4 .78% , 4/23/26 ..... 11,160 10,871
a
8310385.SQ.FTS.B , 4 .78% , 4/23/26 ..... 46,247 40,159
a
8311336.SQ.FTS.B , 4 .78% , 4/23/26 ..... 39,214 37,879
a
8308097.SQ.FTS.B , 4 .781% , 4/23/26 .... 4,155 4,082
a
8311091.SQ.FTS.B , 4 .781% , 4/23/26 .... 9,941 9,683
a
8309988.SQ.FTS.B , 4 .782% , 4/23/26 .... 1,859 1,838
a
8309978.SQ.FTS.B , 4 .79% , 4/23/26 ..... 538 524
a
8309214.SQ.FTS.B , 4 .957% , 4/23/26 .... 5,685 3,891
a
8309853.SQ.FTS.B , 5 .115% , 4/23/26 .... 5,064 4,897
a
8308554.SQ.FTS.B , 5 .663% , 4/23/26 .... 3,729 3,654
a
8308336.SQ.FTS.B , 5 .665% , 4/23/26 .... 2,410 2,344
8308309.SQ.FTS.B , 6 .326% , 4/23/26 .... 1,253 10
a
8310986.SQ.FTS.B , 6 .545% , 4/23/26 .... 3,308 2,938
a
8315066.SQ.FTS.B , 4 .779% , 4/24/26 .... 13,443 11,228
a
8315595.SQ.FTS.B , 4 .78% , 4/24/26 ..... 5,031 4,933
a
8316584.SQ.FTS.B , 4 .78% , 4/24/26 ..... 3,841 3,705
a
8314427.SQ.FTS.B , 4 .781% , 4/24/26 .... 4,382 4,334
a
8314799.SQ.FTS.B , 4 .782% , 4/24/26 .... 7,681 7,327
8316445.SQ.FTS.B , 4 .957% , 4/24/26 .... 10,154 213
a
8316725.SQ.FTS.B , 5 .113% , 4/24/26 .... 20,569 20,307
a
8315868.SQ.FTS.B , 5 .114% , 4/24/26 .... 14,149 13,247
a
8316276.SQ.FTS.B , 5 .913% , 4/24/26 .... 4,563 4,186
8313533.SQ.FTS.B , 6 .136% , 4/24/26 .... 1,816 393
a
8315846.SQ.FTS.B , 6 .441% , 4/24/26 .... 409 400
a
8313568.SQ.FTS.B , 6 .546% , 4/24/26 .... 3,456 2,225
a
8318972.SQ.FTS.B , 4 .78% , 4/25/26 ..... 19,329 18,813
Description
Principal
Amount Value
Block, Inc. (continued)
a
8320369.SQ.FTS.B , 5 .112% , 4/25/26 .... $ 14,955 $ 9,985
a
8317690.SQ.FTS.B , 5 .114% , 4/25/26 .... 3,301 3,196
a
8317674.SQ.FTS.B , 5 .406% , 4/25/26 .... 1,400 291
a
8317433.SQ.FTS.B , 5 .413% , 4/25/26 .... 2,647 2,584
a
8318671.SQ.FTS.B , 6 .546% , 4/25/26 .... 7,569 5,890
a
8321686.SQ.FTS.B , 4 .775% , 4/26/26 .... 1,978 1,941
a
8321744.SQ.FTS.B , 4 .78% , 4/26/26 ..... 6,133 6,033
a
8321389.SQ.FTS.B , 4 .781% , 4/26/26 .... 3,698 3,599
a
8321450.SQ.FTS.B , 4 .781% , 4/26/26 .... 8,729 8,482
a
8321599.SQ.FTS.B , 4 .781% , 4/26/26 .... 3,227 3,178
a
8321074.SQ.FTS.B , 4 .955% , 4/26/26 .... 605 508
a
8321089.SQ.FTS.B , 6 .559% , 4/26/26 .... 1,653 942
a
8321123.SQ.FTS.B , 6 .671% , 4/26/26 .... 3,403 3,081
a
8322629.SQ.FTS.B , 4 .78% , 4/27/26 ..... 1,831 1,799
a
8322553.SQ.FTS.B , 5 .408% , 4/27/26 .... 914 896
a
8322538.SQ.FTS.B , 6 .149% , 4/27/26 .... 1,683 1,225
a
8323655.SQ.FTS.B , 4 .778% , 4/28/26 .... 2,498 2,463
a
8324145.SQ.FTS.B , 4 .78% , 4/28/26 ..... 2,104 2,032
a
8324346.SQ.FTS.B , 4 .78% , 4/28/26 ..... 8,894 8,663
a
8323909.SQ.FTS.B , 4 .784% , 4/28/26 .... 2,053 2,026
a
8327001.SQ.FTS.B , 4 .784% , 4/28/26 .... 2,724 2,656
a
8327119.SQ.FTS.B , 4 .784% , 4/28/26 .... 2,072 2,043
a
8324605.SQ.FTS.B , 5 .116% , 4/28/26 .... 4,141 3,483
a
8326682.SQ.FTS.B , 5 .409% , 4/28/26 .... 3,129 3,045
a
8323551.SQ.FTS.B , 5 .666% , 4/28/26 .... 2,034 1,996
a
8325733.SQ.FTS.B , 5 .913% , 4/28/26 .... 4,737 4,128
a
8324750.SQ.FTS.B , 6 .421% , 4/28/26 .... 4,071 2,921
a
8328785.SQ.FTS.B , 4 .779% , 4/29/26 .... 10,199 8,489
a
8330187.SQ.FTS.B , 4 .78% , 4/29/26 ..... 20,436 19,989
a
8330598.SQ.FTS.B , 4 .78% , 4/29/26 ..... 2,062 2,030
a
8330888.SQ.FTS.B , 4 .78% , 4/29/26 ..... 2,757 2,681
a
8329010.SQ.FTS.B , 4 .781% , 4/29/26 .... 7,611 7,435
a
8329315.SQ.FTS.B , 4 .781% , 4/29/26 .... 6,964 6,832
a
8328677.SQ.FTS.B , 4 .783% , 4/29/26 .... 1,133 1,112
a
8330966.SQ.FTS.B , 5 .408% , 4/29/26 .... 22,389 17,020
a
8328333.SQ.FTS.B , 5 .41% , 4/29/26 ..... 5,423 5,250
a
8327958.SQ.FTS.B , 5 .912% , 4/29/26 .... 4,108 1,928
a
8327208.SQ.FTS.B , 6 .132% , 4/29/26 .... 751 672
a
8328083.SQ.FTS.B , 6 .151% , 4/29/26 .... 5,715 4,532
a
8329221.SQ.FTS.B , 6 .154% , 4/29/26 .... 3,535 2,915
8328595.SQ.FTS.B , 6 .421% , 4/29/26 .... 1,147 390
a
8330707.SQ.FTS.B , 6 .421% , 4/29/26 .... 2,299 2,246
a
8327659.SQ.FTS.B , 6 .422% , 4/29/26 .... 1,103 893
a
8329972.SQ.FTS.B , 6 .424% , 4/29/26 .... 2,440 2,315
a
8330680.SQ.FTS.B , 6 .534% , 4/29/26 .... 1,189 759
a
8330043.SQ.FTS.B , 6 .667% , 4/29/26 .... 1,411 1,301

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8336686.SQ.FTS.B , 4 .778% , 4/30/26 .... $ 5,314 $ 5,223
a
8334149.SQ.FTS.B , 4 .779% , 4/30/26 .... 7,216 7,097
a
8330997.SQ.FTS.B , 4 .78% , 4/30/26 ..... 3,198 3,177
a
8331456.SQ.FTS.B , 4 .78% , 4/30/26 ..... 4,004 3,946
a
8333019.SQ.FTS.B , 4 .78% , 4/30/26 ..... 6,111 5,991
a
8334249.SQ.FTS.B , 4 .78% , 4/30/26 ..... 27,241 26,351
a
8337816.SQ.FTS.B , 4 .78% , 4/30/26 ..... 4,452 4,392
a
8337918.SQ.FTS.B , 4 .78% , 4/30/26 ..... 17,903 15,093
a
8338310.SQ.FTS.B , 4 .78% , 4/30/26 ..... 975 963
a
8338723.SQ.FTS.B , 4 .78% , 4/30/26 ..... 10,936 10,727
a
8332129.SQ.FTS.B , 4 .781% , 4/30/26 .... 2,555 2,518
a
8333227.SQ.FTS.B , 4 .781% , 4/30/26 .... 8,888 6,885
a
8333827.SQ.FTS.B , 4 .781% , 4/30/26 .... 14,594 13,917
a
8338249.SQ.FTS.B , 4 .784% , 4/30/26 .... 1,960 1,926
a
8332292.SQ.FTS.B , 5 .111% , 4/30/26 .... 6,143 4,290
a
8333321.SQ.FTS.B , 5 .111% , 4/30/26 .... 4,764 4,649
a
8333558.SQ.FTS.B , 5 .113% , 4/30/26 .... 11,656 11,481
a
8336941.SQ.FTS.B , 5 .114% , 4/30/26 .... 7,469 7,114
a
8339146.SQ.FTS.B , 5 .114% , 4/30/26 .... 25,130 24,329
a
8340102.SQ.FTS.B , 5 .398% , 4/30/26 .... 1,747 1,323
a
8333216.SQ.FTS.B , 5 .66% , 4/30/26 ..... 2,423 1,551
a
8340107.SQ.FTS.B , 6 .139% , 4/30/26 .... 855 827
8332399.SQ.FTS.B , 6 .15% , 4/30/26 ..... 20,377 3,741
a
8333168.SQ.FTS.B , 6 .151% , 4/30/26 .... 3,043 2,119
a
8332583.SQ.FTS.B , 6 .153% , 4/30/26 .... 1,366 1,225
a
8339541.SQ.FTS.B , 6 .315% , 4/30/26 .... 2,268 202
a
8339553.SQ.FTS.B , 6 .412% , 4/30/26 .... 402 369
a
8338410.SQ.FTS.B , 6 .559% , 4/30/26 .... 679 478
a
8333157.SQ.FTS.B , 6 .682% , 4/30/26 .... 2,593 418
a
8343288.SQ.FTS.B , 4 .78% , 5/01/26 ..... 14,256 13,880
a
8343150.SQ.FTS.B , 5 .62% , 5/01/26 ..... 163 161
a
8342511.SQ.FTS.B , 5 .66% , 5/01/26 ..... 37,363 31,892
a
8340759.SQ.FTS.B , 5 .915% , 5/01/26 .... 1,102 1,062
a
8340885.SQ.FTS.B , 6 .33% , 5/01/26 ..... 1,640 1,352
a
8341323.SQ.FTS.B , 6 .421% , 5/01/26 .... 3,729 800
a
8343577.SQ.FTS.B , 6 .547% , 5/01/26 .... 18,119 11,656
a
8340603.SQ.FTS.B , 6 .68% , 5/01/26 ..... 1,635 1,480
a
8344213.SQ.FTS.B , 4 .79% , 5/02/26 ..... 1,724 1,645
a
8344811.SQ.FTS.B , 5 .404% , 5/02/26 .... 5,262 1,387
a
8344256.SQ.FTS.B , 5 .675% , 5/02/26 .... 1,179 964
a
8344793.SQ.FTS.B , 6 .136% , 5/02/26 .... 33 33
a
8344675.SQ.FTS.B , 6 .148% , 5/02/26 .... 3,380 3,214
a
8344755.SQ.FTS.B , 6 .661% , 5/02/26 .... 990 12
a
8343928.SQ.FTS.B , 6 .667% , 5/02/26 .... 335 307
a
8345363.SQ.FTS.B , 4 .78% , 5/03/26 ..... 1,542 1,507
a
8345737.SQ.FTS.B , 5 .112% , 5/03/26 .... 3,801 3,601
Description
Principal
Amount Value
Block, Inc. (continued)
a
8345610.SQ.FTS.B , 5 .113% , 5/03/26 .... $ 4,136 $ 4,069
a
8345124.SQ.FTS.B , 5 .402% , 5/03/26 .... 3,067 2,362
a
8345516.SQ.FTS.B , 5 .407% , 5/03/26 .... 6,856 4,806
a
8345153.SQ.FTS.B , 5 .41% , 5/03/26 ..... 14,212 13,719
a
8344915.SQ.FTS.B , 6 .15% , 5/03/26 ..... 1,413 1,377
a
8345109.SQ.FTS.B , 6 .159% , 5/03/26 .... 947 910
a
8345591.SQ.FTS.B , 6 .408% , 5/03/26 .... 628 555
a
8347537.SQ.FTS.B , 4 .777% , 5/04/26 .... 2,670 2,630
a
8347036.SQ.FTS.B , 4 .778% , 5/04/26 .... 2,858 2,804
a
8349679.SQ.FTS.B , 4 .778% , 5/04/26 .... 6,685 6,285
a
8347607.SQ.FTS.B , 4 .779% , 5/04/26 .... 17,338 14,268
a
8348033.SQ.FTS.B , 4 .78% , 5/04/26 ..... 3,240 3,191
a
8348351.SQ.FTS.B , 4 .78% , 5/04/26 ..... 3,295 3,254
a
8349584.SQ.FTS.B , 4 .782% , 5/04/26 .... 3,216 3,134
a
8348948.SQ.FTS.B , 5 .111% , 5/04/26 .... 2,229 2,167
a
8347287.SQ.FTS.B , 5 .114% , 5/04/26 .... 2,337 2,325
a
8347937.SQ.FTS.B , 5 .115% , 5/04/26 .... 8,263 6,915
a
8348817.SQ.FTS.B , 5 .116% , 5/04/26 .... 7,102 5,134
a
8347238.SQ.FTS.B , 5 .409% , 5/04/26 .... 3,179 2,562
a
8346835.SQ.FTS.B , 5 .66% , 5/04/26 ..... 2,866 2,819
a
8348639.SQ.FTS.B , 5 .66% , 5/04/26 ..... 1,969 1,906
a
8348753.SQ.FTS.B , 5 .66% , 5/04/26 ..... 1,626 1,553
a
8349302.SQ.FTS.B , 5 .66% , 5/04/26 ..... 11,278 10,476
a
8349636.SQ.FTS.B , 5 .66% , 5/04/26 ..... 704 692
a
8347872.SQ.FTS.B , 5 .912% , 5/04/26 .... 2,218 2,169
a
8349539.SQ.FTS.B , 5 .912% , 5/04/26 .... 1,994 1,618
8345940.SQ.FTS.B , 5 .913% , 5/04/26 .... 17,452 2,414
a
8346312.SQ.FTS.B , 6 .418% , 5/04/26 .... 2,033 1,958
a
8348693.SQ.FTS.B , 6 .424% , 5/04/26 .... 2,909 944
a
8348474.SQ.FTS.B , 6 .439% , 5/04/26 .... 790 501
a
8346672.SQ.FTS.B , 6 .55% , 5/04/26 ..... 4,695 3,872
a
8347846.SQ.FTS.B , 6 .671% , 5/04/26 .... 2,325 1,945
a
8351240.SQ.FTS.B , 4 .78% , 5/05/26 ..... 1,718 1,687
a
8351439.SQ.FTS.B , 4 .78% , 5/05/26 ..... 613 604
a
8352215.SQ.FTS.B , 4 .78% , 5/05/26 ..... 2,616 2,567
a
8353078.SQ.FTS.B , 4 .78% , 5/05/26 ..... 2,720 2,655
a
8353267.SQ.FTS.B , 5 .114% , 5/05/26 .... 9,430 9,341
a
8349849.SQ.FTS.B , 5 .115% , 5/05/26 .... 4,296 4,176
a
8350773.SQ.FTS.B , 5 .406% , 5/05/26 .... 1,481 1,464
a
8351765.SQ.FTS.B , 5 .408% , 5/05/26 .... 3,367 3,313
a
8351268.SQ.FTS.B , 5 .66% , 5/05/26 ..... 9,283 3,736
a
8353154.SQ.FTS.B , 5 .66% , 5/05/26 ..... 5,102 4,646
a
8352836.SQ.FTS.B , 5 .68% , 5/05/26 ..... 375 371
a
8352958.SQ.FTS.B , 5 .912% , 5/05/26 .... 10,737 8,426
a
8353040.SQ.FTS.B , 6 .147% , 5/05/26 .... 3,216 2,531
a
8351528.SQ.FTS.B , 6 .321% , 5/05/26 .... 1,721 492

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8352179.SQ.FTS.B , 6 .667% , 5/05/26 .... $ 706 $ 625
a
8355418.SQ.FTS.B , 4 .777% , 5/06/26 .... 3,656 3,146
a
8354621.SQ.FTS.B , 5 .115% , 5/06/26 .... 1,684 1,600
a
8355680.SQ.FTS.B , 5 .115% , 5/06/26 .... 6,234 5,194
a
8355777.SQ.FTS.B , 5 .904% , 5/06/26 .... 1,592 1,367
a
8354506.SQ.FTS.B , 5 .912% , 5/06/26 .... 1,010 958
a
8354650.SQ.FTS.B , 5 .912% , 5/06/26 .... 6,723 6,528
a
8355818.SQ.FTS.B , 6 .148% , 5/06/26 .... 5,793 4,965
a
8354862.SQ.FTS.B , 6 .422% , 5/06/26 .... 29,493 17,636
a
8355919.SQ.FTS.B , 6 .422% , 5/06/26 .... 67,234 38,629
a
8362170.SQ.FTS.B , 4 .779% , 5/07/26 .... 1,669 1,647
a
8363173.SQ.FTS.B , 4 .78% , 5/07/26 ..... 20,055 19,594
a
8362054.SQ.FTS.B , 4 .783% , 5/07/26 .... 3,479 3,382
a
8362955.SQ.FTS.B , 5 .117% , 5/07/26 .... 5,486 3,597
a
8362012.SQ.FTS.B , 5 .121% , 5/07/26 .... 1,296 1,263
a
8364366.SQ.FTS.B , 5 .408% , 5/07/26 .... 33,755 18,527
a
8360992.SQ.FTS.B , 5 .66% , 5/07/26 ..... 18,416 14,043
a
8360909.SQ.FTS.B , 5 .904% , 5/07/26 .... 1,530 1,259
a
8363762.SQ.FTS.B , 6 .151% , 5/07/26 .... 20,383 8,803
a
8362418.SQ.FTS.B , 6 .324% , 5/07/26 .... 2,078 1,943
a
8361519.SQ.FTS.B , 6 .42% , 5/07/26 ..... 5,898 3,723
a
8364244.SQ.FTS.B , 6 .42% , 5/07/26 ..... 6,973 1,177
a
8362533.SQ.FTS.B , 6 .422% , 5/07/26 .... 27,306 832
a
8364331.SQ.FTS.B , 6 .554% , 5/07/26 .... 280 276
a
8367102.SQ.FTS.B , 4 .773% , 5/08/26 .... 1,731 1,669
a
8365144.SQ.FTS.B , 4 .777% , 5/08/26 .... 4,175 4,064
a
8366261.SQ.FTS.B , 4 .779% , 5/08/26 .... 2,212 2,166
a
8364729.SQ.FTS.B , 4 .78% , 5/08/26 ..... 9,892 9,678
a
8368299.SQ.FTS.B , 4 .78% , 5/08/26 ..... 674 664
a
8368277.SQ.FTS.B , 5 .113% , 5/08/26 .... 7,687 7,276
a
8366505.SQ.FTS.B , 5 .409% , 5/08/26 .... 20,561 20,316
a
8367150.SQ.FTS.B , 5 .409% , 5/08/26 .... 3,623 3,391
a
8365031.SQ.FTS.B , 5 .66% , 5/08/26 ..... 4,451 3,790
a
8367866.SQ.FTS.B , 5 .66% , 5/08/26 ..... 10,703 10,583
a
8365908.SQ.FTS.B , 6 .134% , 5/08/26 .... 759 673
a
8367222.SQ.FTS.B , 6 .152% , 5/08/26 .... 2,139 1,959
a
8365780.SQ.FTS.B , 6 .154% , 5/08/26 .... 1,245 1,177
a
8366064.SQ.FTS.B , 6 .421% , 5/08/26 .... 5,380 3,171
a
8368738.SQ.FTS.B , 4 .776% , 5/09/26 .... 2,222 2,161
a
8369146.SQ.FTS.B , 4 .78% , 5/09/26 ..... 3,840 3,751
a
8368466.SQ.FTS.B , 4 .781% , 5/09/26 .... 13,147 12,541
a
8368681.SQ.FTS.B , 5 .112% , 5/09/26 .... 3,848 3,674
a
8368770.SQ.FTS.B , 5 .115% , 5/09/26 .... 2,366 2,229
a
8368798.SQ.FTS.B , 5 .119% , 5/09/26 .... 1,217 1,200
a
8368854.SQ.FTS.B , 5 .66% , 5/09/26 ..... 244 201
a
8368604.SQ.FTS.B , 6 .152% , 5/09/26 .... 3,607 3,446
Description
Principal
Amount Value
Block, Inc. (continued)
a
8369219.SQ.FTS.B , 4 .78% , 5/10/26 ..... $ 1,584 $ 1,555
a
8369250.SQ.FTS.B , 4 .78% , 5/10/26 ..... 13,693 11,695
a
8369783.SQ.FTS.B , 4 .78% , 5/10/26 ..... 4,420 4,216
a
8369684.SQ.FTS.B , 5 .41% , 5/10/26 ..... 6,359 6,003
a
8369634.SQ.FTS.B , 5 .66% , 5/10/26 ..... 957 934
a
8369648.SQ.FTS.B , 5 .66% , 5/10/26 ..... 2,480 2,407
8369869.SQ.FTS.B , 5 .92% , 5/10/26 ..... 2,956 34
a
8369197.SQ.FTS.B , 6 .42% , 5/10/26 ..... 1,382 1,302
a
8369410.SQ.FTS.B , 6 .569% , 5/10/26 .... 632 463
a
8369900.SQ.FTS.B , 6 .672% , 5/10/26 .... 286 282
a
8370251.SQ.FTS.B , 4 .777% , 5/11/26 .... 1,185 1,165
a
8370104.SQ.FTS.B , 4 .78% , 5/11/26 ..... 1,979 1,923
a
8371197.SQ.FTS.B , 4 .78% , 5/11/26 ..... 1,986 1,950
a
8370834.SQ.FTS.B , 4 .781% , 5/11/26 .... 6,487 6,120
a
8371126.SQ.FTS.B , 4 .781% , 5/11/26 .... 5,050 4,914
a
8371464.SQ.FTS.B , 4 .782% , 5/11/26 .... 3,641 3,587
a
8370015.SQ.FTS.B , 5 .112% , 5/11/26 .... 1,641 1,597
a
8370539.SQ.FTS.B , 5 .113% , 5/11/26 .... 11,207 10,536
a
8370894.SQ.FTS.B , 5 .409% , 5/11/26 .... 17,303 16,980
a
8370077.SQ.FTS.B , 5 .622% , 5/11/26 .... 248 226
a
8370126.SQ.FTS.B , 5 .66% , 5/11/26 ..... 627 191
a
8370671.SQ.FTS.B , 5 .665% , 5/11/26 .... 3,644 3,526
a
8370081.SQ.FTS.B , 6 .141% , 5/11/26 .... 1,995 350
a
8370394.SQ.FTS.B , 6 .151% , 5/11/26 .... 3,892 2,897
a
8370467.SQ.FTS.B , 6 .161% , 5/11/26 .... 100 98
a
8370047.SQ.FTS.B , 6 .557% , 5/11/26 .... 1,200 960
a
8371496.SQ.FTS.B , 6 .673% , 5/11/26 .... 2,203 2,050
a
8371842.SQ.FTS.B , 4 .778% , 5/12/26 .... 4,297 4,226
a
8371977.SQ.FTS.B , 4 .78% , 5/12/26 ..... 20,188 19,526
a
8374581.SQ.FTS.B , 4 .78% , 5/12/26 ..... 7,262 7,132
a
8375211.SQ.FTS.B , 4 .783% , 5/12/26 .... 2,275 2,250
a
8374171.SQ.FTS.B , 5 .108% , 5/12/26 .... 1,228 1,208
a
8373130.SQ.FTS.B , 5 .113% , 5/12/26 .... 7,701 7,232
a
8374234.SQ.FTS.B , 5 .114% , 5/12/26 .... 1,075 1,065
a
8374369.SQ.FTS.B , 5 .412% , 5/12/26 .... 3,292 2,604
a
8374205.SQ.FTS.B , 5 .671% , 5/12/26 .... 1,004 979
a
8372923.SQ.FTS.B , 5 .906% , 5/12/26 .... 536 519
a
8374285.SQ.FTS.B , 6 .148% , 5/12/26 .... 3,204 2,457
a
8374309.SQ.FTS.B , 6 .317% , 5/12/26 .... 245 235
a
8374802.SQ.FTS.B , 6 .421% , 5/12/26 .... 12,381 10,228
a
8373313.SQ.FTS.B , 6 .545% , 5/12/26 .... 2,398 2,318
a
8373286.SQ.FTS.B , 6 .681% , 5/12/26 .... 1,898 1,206
a
8377495.SQ.FTS.B , 4 .772% , 5/13/26 .... 708 702
a
8376454.SQ.FTS.B , 4 .779% , 5/13/26 .... 4,187 4,093
a
8377471.SQ.FTS.B , 4 .78% , 5/13/26 ..... 2,201 2,158
a
8377793.SQ.FTS.B , 4 .781% , 5/13/26 .... 5,950 5,852

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8378351.SQ.FTS.B , 4 .781% , 5/13/26 .... $ 10,878 $ 10,564
a
8375838.SQ.FTS.B , 4 .784% , 5/13/26 .... 2,738 2,685
a
8375331.SQ.FTS.B , 4 .957% , 5/13/26 .... 5,545 2,573
a
8376705.SQ.FTS.B , 5 .113% , 5/13/26 .... 18,711 18,462
a
8378037.SQ.FTS.B , 5 .114% , 5/13/26 .... 8,766 8,700
a
8377457.SQ.FTS.B , 5 .115% , 5/13/26 .... 852 800
a
8377671.SQ.FTS.B , 5 .66% , 5/13/26 ..... 3,627 3,534
a
8377558.SQ.FTS.B , 5 .664% , 5/13/26 .... 1,763 1,730
a
8376607.SQ.FTS.B , 6 .153% , 5/13/26 .... 5,169 4,593
a
8378529.SQ.FTS.B , 6 .316% , 5/13/26 .... 1,749 1,135
a
8384386.SQ.FTS.B , 4 .777% , 5/14/26 .... 3,419 3,345
a
8381194.SQ.FTS.B , 4 .78% , 5/14/26 ..... 2,815 2,764
a
8381872.SQ.FTS.B , 4 .78% , 5/14/26 ..... 1,723 1,695
a
8382948.SQ.FTS.B , 4 .78% , 5/14/26 ..... 2,913 2,844
a
8384453.SQ.FTS.B , 4 .782% , 5/14/26 .... 2,402 2,362
a
8381450.SQ.FTS.B , 5 .115% , 5/14/26 .... 4,622 4,445
a
8384150.SQ.FTS.B , 5 .409% , 5/14/26 .... 8,446 8,287
a
8383021.SQ.FTS.B , 5 .66% , 5/14/26 ..... 36,783 27,401
a
8383512.SQ.FTS.B , 5 .66% , 5/14/26 ..... 18,075 17,253
a
8381974.SQ.FTS.B , 5 .912% , 5/14/26 .... 6,596 6,287
a
8381866.SQ.FTS.B , 6 .146% , 5/14/26 .... 819 722
a
8381739.SQ.FTS.B , 6 .154% , 5/14/26 .... 5,042 4,154
a
8381346.SQ.FTS.B , 6 .426% , 5/14/26 .... 793 725
a
8382928.SQ.FTS.B , 6 .691% , 5/14/26 .... 847 193
a
8386601.SQ.FTS.B , 4 .78% , 5/15/26 ..... 10,835 10,499
a
8387711.SQ.FTS.B , 4 .78% , 5/15/26 ..... 1,090 1,053
a
8386063.SQ.FTS.B , 4 .781% , 5/15/26 .... 5,337 5,214
a
8387829.SQ.FTS.B , 4 .781% , 5/15/26 .... 10,354 8,831
a
8385980.SQ.FTS.B , 4 .959% , 5/15/26 .... 517 439
8384744.SQ.FTS.B , 4 .965% , 5/15/26 .... 903 8
a
8384495.SQ.FTS.B , 5 .112% , 5/15/26 .... 5,239 5,128
a
8387062.SQ.FTS.B , 5 .114% , 5/15/26 .... 7,189 7,047
a
8387244.SQ.FTS.B , 5 .115% , 5/15/26 .... 7,308 7,079
a
8385107.SQ.FTS.B , 5 .117% , 5/15/26 .... 2,830 2,755
a
8384758.SQ.FTS.B , 5 .119% , 5/15/26 .... 2,190 2,131
a
8384836.SQ.FTS.B , 5 .667% , 5/15/26 .... 1,841 1,774
a
8386006.SQ.FTS.B , 5 .672% , 5/15/26 .... 652 634
a
8387503.SQ.FTS.B , 6 .421% , 5/15/26 .... 806 800
a
8384801.SQ.FTS.B , 6 .537% , 5/15/26 .... 1,962 842
a
8385070.SQ.FTS.B , 6 .681% , 5/15/26 .... 713 619
a
8388609.SQ.FTS.B , 4 .781% , 5/16/26 .... 8,593 8,459
a
8387906.SQ.FTS.B , 4 .782% , 5/16/26 .... 941 923
a
8388025.SQ.FTS.B , 4 .782% , 5/16/26 .... 4,386 4,298
a
8388012.SQ.FTS.B , 4 .962% , 5/16/26 .... 426 299
a
8388161.SQ.FTS.B , 5 .114% , 5/16/26 .... 9,971 9,805
a
8388087.SQ.FTS.B , 5 .646% , 5/16/26 .... 413 388
Description
Principal
Amount Value
Block, Inc. (continued)
a
8387991.SQ.FTS.B , 5 .912% , 5/16/26 .... $ 137 $ 136
a
8388112.SQ.FTS.B , 5 .914% , 5/16/26 .... 801 758
a
8388107.SQ.FTS.B , 6 .157% , 5/16/26 .... 330 314
a
8389216.SQ.FTS.B , 4 .95% , 5/17/26 ..... 2,640 191
a
8389470.SQ.FTS.B , 5 .114% , 5/17/26 .... 15,651 15,337
a
8389234.SQ.FTS.B , 5 .116% , 5/17/26 .... 4,876 4,495
a
8389162.SQ.FTS.B , 5 .12% , 5/17/26 ..... 2,750 2,290
a
8388857.SQ.FTS.B , 5 .66% , 5/17/26 ..... 31,001 24,931
a
8389413.SQ.FTS.B , 6 .419% , 5/17/26 .... 789 552
a
8392377.SQ.FTS.B , 4 .778% , 5/18/26 .... 4,413 4,292
a
8392956.SQ.FTS.B , 4 .779% , 5/18/26 .... 9,716 9,537
a
8390997.SQ.FTS.B , 4 .78% , 5/18/26 ..... 5,832 5,654
a
8391178.SQ.FTS.B , 4 .78% , 5/18/26 ..... 4,694 4,612
a
8391316.SQ.FTS.B , 4 .78% , 5/18/26 ..... 26,817 26,101
a
8392293.SQ.FTS.B , 4 .78% , 5/18/26 ..... 2,488 2,441
a
8391135.SQ.FTS.B , 4 .787% , 5/18/26 .... 879 868
a
8393391.SQ.FTS.B , 4 .953% , 5/18/26 .... 489 268
a
8391155.SQ.FTS.B , 5 .104% , 5/18/26 .... 1,043 1,029
a
8390289.SQ.FTS.B , 5 .113% , 5/18/26 .... 19,373 18,620
a
8392935.SQ.FTS.B , 5 .122% , 5/18/26 .... 637 627
a
8392328.SQ.FTS.B , 5 .664% , 5/18/26 .... 4,775 4,275
a
8392943.SQ.FTS.B , 5 .677% , 5/18/26 .... 1,210 1,042
a
8392094.SQ.FTS.B , 5 .913% , 5/18/26 .... 6,748 5,740
a
8391994.SQ.FTS.B , 6 .325% , 5/18/26 .... 1,074 156
a
8393363.SQ.FTS.B , 6 .327% , 5/18/26 .... 1,230 1,165
8392006.SQ.FTS.B , 6 .415% , 5/18/26 .... 2,186 18
a
8392026.SQ.FTS.B , 6 .55% , 5/18/26 ..... 1,771 1,732
a
8393213.SQ.FTS.B , 6 .673% , 5/18/26 .... 1,402 1,255
a
8394030.SQ.FTS.B , 4 .769% , 5/19/26 .... 646 625
a
8395196.SQ.FTS.B , 4 .779% , 5/19/26 .... 10,319 10,146
a
8393617.SQ.FTS.B , 4 .78% , 5/19/26 ..... 7,645 7,519
a
8394048.SQ.FTS.B , 4 .78% , 5/19/26 ..... 5,502 5,395
a
8394529.SQ.FTS.B , 4 .78% , 5/19/26 ..... 5,716 5,616
a
8395846.SQ.FTS.B , 4 .78% , 5/19/26 ..... 9,830 9,645
a
8396193.SQ.FTS.B , 4 .78% , 5/19/26 ..... 28,087 26,762
a
8396735.SQ.FTS.B , 5 .113% , 5/19/26 .... 23,440 23,035
a
8396118.SQ.FTS.B , 5 .409% , 5/19/26 .... 3,061 2,930
a
8393873.SQ.FTS.B , 6 .404% , 5/19/26 .... 290 281
a
8394291.SQ.FTS.B , 6 .417% , 5/19/26 .... 1,056 966
a
8393879.SQ.FTS.B , 6 .421% , 5/19/26 .... 355 345
a
8398979.SQ.FTS.B , 4 .777% , 5/20/26 .... 3,605 3,537
a
8398647.SQ.FTS.B , 4 .778% , 5/20/26 .... 4,795 4,718
a
8400517.SQ.FTS.B , 4 .778% , 5/20/26 .... 6,513 6,382
a
8399504.SQ.FTS.B , 4 .78% , 5/20/26 ..... 26,392 25,205
a
8400307.SQ.FTS.B , 4 .78% , 5/20/26 ..... 2,626 2,482
a
8400963.SQ.FTS.B , 4 .78% , 5/20/26 ..... 3,109 3,049

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8397850.SQ.FTS.B , 4 .781% , 5/20/26 .... $ 13,240 $ 13,001
a
8398933.SQ.FTS.B , 5 .107% , 5/20/26 .... 212 211
a
8401027.SQ.FTS.B , 5 .113% , 5/20/26 .... 12,719 12,562
a
8399103.SQ.FTS.B , 5 .115% , 5/20/26 .... 15,223 10,855
a
8400621.SQ.FTS.B , 5 .118% , 5/20/26 .... 4,250 3,881
a
8398559.SQ.FTS.B , 5 .407% , 5/20/26 .... 403 400
a
8397246.SQ.FTS.B , 5 .409% , 5/20/26 .... 10,892 10,746
a
8400330.SQ.FTS.B , 5 .409% , 5/20/26 .... 2,509 2,476
a
8398847.SQ.FTS.B , 5 .667% , 5/20/26 .... 3,217 2,645
a
8399971.SQ.FTS.B , 6 .152% , 5/20/26 .... 4,470 4,442
a
8400515.SQ.FTS.B , 6 .289% , 5/20/26 .... 38 37
a
8400919.SQ.FTS.B , 6 .425% , 5/20/26 .... 3,031 1,470
a
8400298.SQ.FTS.B , 6 .551% , 5/20/26 .... 1,142 158
a
8405836.SQ.FTS.B , 4 .779% , 5/21/26 .... 32,387 27,969
a
8404317.SQ.FTS.B , 4 .78% , 5/21/26 ..... 1,384 1,364
a
8404855.SQ.FTS.B , 4 .78% , 5/21/26 ..... 17,336 16,716
a
8405333.SQ.FTS.B , 4 .78% , 5/21/26 ..... 2,505 2,458
a
8406291.SQ.FTS.B , 4 .78% , 5/21/26 ..... 8,071 7,950
a
8405479.SQ.FTS.B , 5 .102% , 5/21/26 .... 471 467
a
8407535.SQ.FTS.B , 5 .113% , 5/21/26 .... 39,340 33,648
a
8403433.SQ.FTS.B , 5 .409% , 5/21/26 .... 23,956 23,338
a
8406513.SQ.FTS.B , 5 .66% , 5/21/26 ..... 9,745 9,649
a
8405494.SQ.FTS.B , 5 .666% , 5/21/26 .... 2,773 2,596
a
8405236.SQ.FTS.B , 5 .676% , 5/21/26 .... 449 434
a
8407488.SQ.FTS.B , 6 .327% , 5/21/26 .... 8,012 3,509
a
8405532.SQ.FTS.B , 6 .422% , 5/21/26 .... 6,842 6,450
a
8412470.SQ.FTS.B , 4 .78% , 5/22/26 ..... 1,856 1,814
a
8409080.SQ.FTS.B , 4 .781% , 5/22/26 .... 4,371 4,230
a
8409788.SQ.FTS.B , 4 .781% , 5/22/26 .... 9,590 9,429
a
8409455.SQ.FTS.B , 4 .782% , 5/22/26 .... 2,390 2,366
a
8409622.SQ.FTS.B , 5 .121% , 5/22/26 .... 754 743
a
8412395.SQ.FTS.B , 5 .66% , 5/22/26 ..... 3,115 2,066
a
8412603.SQ.FTS.B , 6 .426% , 5/22/26 .... 2,634 2,451
a
8413138.SQ.FTS.B , 4 .777% , 5/23/26 .... 3,080 3,034
a
8413717.SQ.FTS.B , 4 .777% , 5/23/26 .... 6,685 959
a
8413636.SQ.FTS.B , 4 .778% , 5/23/26 .... 2,024 2,001
a
8413463.SQ.FTS.B , 4 .78% , 5/23/26 ..... 4,755 4,495
a
8413790.SQ.FTS.B , 4 .78% , 5/23/26 ..... 1,862 1,781
a
8413337.SQ.FTS.B , 4 .786% , 5/23/26 .... 3,464 2,901
a
8413815.SQ.FTS.B , 5 .916% , 5/23/26 .... 1,694 1,669
a
8414468.SQ.FTS.B , 4 .778% , 5/24/26 .... 2,193 2,135
a
8414393.SQ.FTS.B , 4 .78% , 5/24/26 ..... 2,881 2,817
a
8414502.SQ.FTS.B , 4 .782% , 5/24/26 .... 4,804 4,091
a
8414163.SQ.FTS.B , 4 .784% , 5/24/26 .... 1,794 1,716
a
8414189.SQ.FTS.B , 5 .114% , 5/24/26 .... 11,041 10,526
a
8416999.SQ.FTS.B , 4 .78% , 5/25/26 ..... 1,620 1,591
Description
Principal
Amount Value
Block, Inc. (continued)
a
8417855.SQ.FTS.B , 4 .78% , 5/25/26 ..... $ 1,652 $ 1,619
a
8418722.SQ.FTS.B , 4 .78% , 5/25/26 ..... 17,363 17,051
a
8417424.SQ.FTS.B , 4 .782% , 5/25/26 .... 3,621 3,524
a
8414735.SQ.FTS.B , 5 .108% , 5/25/26 .... 1,748 1,697
a
8417904.SQ.FTS.B , 5 .408% , 5/25/26 .... 2,228 2,167
a
8419127.SQ.FTS.B , 5 .408% , 5/25/26 .... 18,700 18,265
a
8417501.SQ.FTS.B , 5 .409% , 5/25/26 .... 3,558 3,519
a
8417970.SQ.FTS.B , 6 .151% , 5/25/26 .... 21,784 21,092
a
8416979.SQ.FTS.B , 6 .152% , 5/25/26 .... 992 833
a
8416582.SQ.FTS.B , 6 .153% , 5/25/26 .... 2,864 2,777
a
8415316.SQ.FTS.B , 6 .421% , 5/25/26 .... 1,677 1,669
8417212.SQ.FTS.B , 6 .535% , 5/25/26 .... 2,610 15
a
8424509.SQ.FTS.B , 4 .776% , 5/26/26 .... 2,073 1,999
a
8421680.SQ.FTS.B , 4 .78% , 5/26/26 ..... 725 708
a
8421885.SQ.FTS.B , 4 .78% , 5/26/26 ..... 6,036 5,900
a
8422864.SQ.FTS.B , 4 .78% , 5/26/26 ..... 35,492 33,020
a
8422784.SQ.FTS.B , 4 .783% , 5/26/26 .... 2,741 2,699
a
8424072.SQ.FTS.B , 5 .111% , 5/26/26 .... 8,536 8,150
a
8421698.SQ.FTS.B , 5 .113% , 5/26/26 .... 5,131 5,029
a
8424293.SQ.FTS.B , 5 .402% , 5/26/26 .... 687 678
a
8424599.SQ.FTS.B , 5 .411% , 5/26/26 .... 5,722 5,483
a
8424330.SQ.FTS.B , 5 .637% , 5/26/26 .... 5,073 4,371
a
8424559.SQ.FTS.B , 5 .66% , 5/26/26 ..... 1,813 1,709
a
8424693.SQ.FTS.B , 5 .66% , 5/26/26 ..... 1,284 1,244
8423748.SQ.FTS.B , 6 .421% , 5/26/26 .... 27,432 798
a
8421165.SQ.FTS.B , 6 .672% , 5/26/26 .... 37,498 14,389
a
8430503.SQ.FTS.B , 4 .778% , 5/27/26 .... 2,934 2,874
a
8431541.SQ.FTS.B , 4 .778% , 5/27/26 .... 5,384 5,281
a
8427251.SQ.FTS.B , 4 .78% , 5/27/26 ..... 9,243 9,113
a
8427914.SQ.FTS.B , 4 .78% , 5/27/26 ..... 12,746 11,075
a
8428311.SQ.FTS.B , 5 .409% , 5/27/26 .... 11,186 10,910
a
8431183.SQ.FTS.B , 6 .151% , 5/27/26 .... 6,422 6,372
a
8429942.SQ.FTS.B , 6 .42% , 5/27/26 ..... 6,536 629
a
8430478.SQ.FTS.B , 6 .539% , 5/27/26 .... 1,219 1,070
a
8431830.SQ.FTS.B , 4 .771% , 5/28/26 .... 1,906 1,801
a
8431845.SQ.FTS.B , 4 .779% , 5/28/26 .... 5,899 5,778
a
8431924.SQ.FTS.B , 4 .78% , 5/28/26 ..... 5,426 5,296
a
8432202.SQ.FTS.B , 4 .781% , 5/28/26 .... 5,465 5,340
a
8432382.SQ.FTS.B , 4 .783% , 5/28/26 .... 1,149 1,126
a
8431771.SQ.FTS.B , 5 .112% , 5/28/26 .... 3,574 3,470
a
8432403.SQ.FTS.B , 5 .113% , 5/28/26 .... 4,245 4,180
a
8432282.SQ.FTS.B , 5 .66% , 5/28/26 ..... 704 346
a
8432287.SQ.FTS.B , 5 .911% , 5/28/26 .... 9,125 6,947
a
8432335.SQ.FTS.B , 6 .321% , 5/28/26 .... 1,360 1,182
a
8431801.SQ.FTS.B , 6 .332% , 5/28/26 .... 1,621 736
a
8434417.SQ.FTS.B , 4 .776% , 5/29/26 .... 2,297 2,257

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8432699.SQ.FTS.B , 4 .78% , 5/29/26 ..... $ 3,959 $ 3,853
a
8433832.SQ.FTS.B , 4 .781% , 5/29/26 .... 4,007 3,943
a
8434140.SQ.FTS.B , 4 .781% , 5/29/26 .... 3,111 3,067
a
8435906.SQ.FTS.B , 5 .113% , 5/29/26 .... 3,825 3,725
a
8436420.SQ.FTS.B , 5 .113% , 5/29/26 .... 15,401 11,594
a
8434105.SQ.FTS.B , 5 .406% , 5/29/26 .... 578 567
a
8436179.SQ.FTS.B , 5 .407% , 5/29/26 .... 5,580 5,351
a
8435468.SQ.FTS.B , 5 .408% , 5/29/26 .... 11,145 10,953
a
8432926.SQ.FTS.B , 5 .414% , 5/29/26 .... 3,374 2,837
a
8433471.SQ.FTS.B , 5 .66% , 5/29/26 ..... 1,101 1,071
a
8435292.SQ.FTS.B , 5 .66% , 5/29/26 ..... 5,020 4,952
a
8434522.SQ.FTS.B , 5 .918% , 5/29/26 .... 1,802 1,397
a
8434664.SQ.FTS.B , 6 .69% , 5/29/26 ..... 332 316
a
8437595.SQ.FTS.B , 4 .776% , 5/30/26 .... 3,833 3,701
a
8437003.SQ.FTS.B , 4 .778% , 5/30/26 .... 3,083 3,016
a
8437831.SQ.FTS.B , 4 .78% , 5/30/26 ..... 375 368
a
8437072.SQ.FTS.B , 4 .781% , 5/30/26 .... 15,515 15,054
a
8437899.SQ.FTS.B , 4 .781% , 5/30/26 .... 3,347 3,284
a
8437539.SQ.FTS.B , 5 .111% , 5/30/26 .... 1,703 1,682
a
8437839.SQ.FTS.B , 5 .112% , 5/30/26 .... 2,660 2,618
a
8438052.SQ.FTS.B , 4 .78% , 6/01/26 ..... 2,758 2,691
a
8438910.SQ.FTS.B , 4 .78% , 6/01/26 ..... 6,182 5,729
a
8437980.SQ.FTS.B , 4 .783% , 6/01/26 .... 2,488 2,426
a
8438408.SQ.FTS.B , 4 .984% , 6/01/26 .... 242 209
a
8438154.SQ.FTS.B , 6 .164% , 6/01/26 .... 440 432
a
8438501.SQ.FTS.B , 6 .421% , 6/01/26 .... 15,481 14,157
8438415.SQ.FTS.B , 6 .545% , 6/01/26 .... 5,967 136
a
8443850.SQ.FTS.B , 4 .78% , 6/02/26 ..... 18,149 17,359
a
8440815.SQ.FTS.B , 4 .781% , 6/02/26 .... 7,660 7,443
a
8443617.SQ.FTS.B , 4 .782% , 6/02/26 .... 3,600 3,517
a
8442233.SQ.FTS.B , 4 .786% , 6/02/26 .... 775 763
a
8443128.SQ.FTS.B , 5 .113% , 6/02/26 .... 21,960 17,366
a
8441573.SQ.FTS.B , 5 .114% , 6/02/26 .... 8,607 8,460
a
8442655.SQ.FTS.B , 5 .114% , 6/02/26 .... 12,926 12,645
a
8442301.SQ.FTS.B , 5 .913% , 6/02/26 .... 20,473 2,119
a
8442595.SQ.FTS.B , 6 .16% , 6/02/26 ..... 584 552
a
8440684.SQ.FTS.B , 6 .326% , 6/02/26 .... 1,751 1,443
a
8441924.SQ.FTS.B , 6 .435% , 6/02/26 .... 1,292 607
a
8442288.SQ.FTS.B , 6 .534% , 6/02/26 .... 942 842
a
8445811.SQ.FTS.B , 4 .776% , 6/03/26 .... 5,531 3,831
a
8444517.SQ.FTS.B , 4 .778% , 6/03/26 .... 6,334 6,199
a
8446276.SQ.FTS.B , 4 .779% , 6/03/26 .... 4,422 4,332
a
8444406.SQ.FTS.B , 4 .78% , 6/03/26 ..... 4,704 4,570
a
8446021.SQ.FTS.B , 4 .78% , 6/03/26 ..... 6,214 5,989
a
8446230.SQ.FTS.B , 4 .78% , 6/03/26 ..... 2,136 1,404
a
8446538.SQ.FTS.B , 4 .78% , 6/03/26 ..... 427 423
Description
Principal
Amount Value
Block, Inc. (continued)
a
8447540.SQ.FTS.B , 4 .78% , 6/03/26 ..... $ 1,756 $ 1,733
a
8444735.SQ.FTS.B , 4 .781% , 6/03/26 .... 12,220 11,933
a
8445436.SQ.FTS.B , 4 .782% , 6/03/26 .... 4,904 4,812
a
8447514.SQ.FTS.B , 4 .785% , 6/03/26 .... 1,918 1,880
a
8444305.SQ.FTS.B , 4 .786% , 6/03/26 .... 2,871 2,005
a
8447129.SQ.FTS.B , 4 .792% , 6/03/26 .... 302 298
a
8446005.SQ.FTS.B , 4 .941% , 6/03/26 .... 475 248
a
8447075.SQ.FTS.B , 5 .11% , 6/03/26 ..... 2,276 2,168
a
8448159.SQ.FTS.B , 5 .113% , 6/03/26 .... 8,352 8,225
a
8446740.SQ.FTS.B , 5 .409% , 6/03/26 .... 18,474 17,205
a
8448116.SQ.FTS.B , 5 .416% , 6/03/26 .... 3,370 1,973
a
8445278.SQ.FTS.B , 5 .66% , 6/03/26 ..... 2,620 2,549
a
8449134.SQ.FTS.B , 5 .66% , 6/03/26 ..... 1,547 1,520
a
8444651.SQ.FTS.B , 5 .907% , 6/03/26 .... 2,525 1,685
a
8446421.SQ.FTS.B , 6 .149% , 6/03/26 .... 1,911 1,857
a
8447587.SQ.FTS.B , 6 .151% , 6/03/26 .... 5,816 5,643
a
8447294.SQ.FTS.B , 6 .152% , 6/03/26 .... 1,942 1,875
a
8446552.SQ.FTS.B , 6 .415% , 6/03/26 .... 2,053 1,680
a
8447145.SQ.FTS.B , 6 .421% , 6/03/26 .... 4,617 4,314
a
8446591.SQ.FTS.B , 6 .671% , 6/03/26 .... 4,450 3,707
a
8451510.SQ.FTS.B , 4 .769% , 6/04/26 .... 1,474 1,407
a
8450587.SQ.FTS.B , 4 .777% , 6/04/26 .... 2,558 2,464
a
8452091.SQ.FTS.B , 4 .777% , 6/04/26 .... 2,259 2,153
a
8454287.SQ.FTS.B , 4 .778% , 6/04/26 .... 4,022 3,883
a
8449478.SQ.FTS.B , 4 .78% , 6/04/26 ..... 26,486 26,073
a
8452324.SQ.FTS.B , 4 .78% , 6/04/26 ..... 1,324 1,316
a
8454450.SQ.FTS.B , 4 .78% , 6/04/26 ..... 921 906
a
8451698.SQ.FTS.B , 4 .782% , 6/04/26 .... 3,806 3,499
a
8451646.SQ.FTS.B , 5 .106% , 6/04/26 .... 1,375 1,340
a
8450698.SQ.FTS.B , 5 .107% , 6/04/26 .... 1,278 1,197
a
8451000.SQ.FTS.B , 5 .113% , 6/04/26 .... 1,082 1,058
a
8451879.SQ.FTS.B , 5 .114% , 6/04/26 .... 2,539 2,494
a
8452546.SQ.FTS.B , 5 .66% , 6/04/26 ..... 16,864 16,587
a
8453728.SQ.FTS.B , 5 .66% , 6/04/26 ..... 46,574 43,250
a
8452512.SQ.FTS.B , 5 .905% , 6/04/26 .... 1,095 941
a
8449473.SQ.FTS.B , 5 .912% , 6/04/26 .... 954 411
a
8453472.SQ.FTS.B , 5 .912% , 6/04/26 .... 16,392 8,719
a
8454323.SQ.FTS.B , 6 .329% , 6/04/26 .... 6,246 4,924
a
8450845.SQ.FTS.B , 6 .418% , 6/04/26 .... 649 628
a
8451169.SQ.FTS.B , 6 .421% , 6/04/26 .... 6,912 5,096
a
8449446.SQ.FTS.B , 6 .511% , 6/04/26 .... 424 363
a
8452962.SQ.FTS.B , 6 .547% , 6/04/26 .... 2,444 2,406
a
8452138.SQ.FTS.B , 6 .669% , 6/04/26 .... 1,378 1,249
a
8458289.SQ.FTS.B , 4 .773% , 6/05/26 .... 1,927 1,872
a
8457630.SQ.FTS.B , 4 .776% , 6/05/26 .... 2,090 1,989
a
8457448.SQ.FTS.B , 4 .78% , 6/05/26 ..... 2,470 2,412

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8459961.SQ.FTS.B , 4 .78% , 6/05/26 ..... $ 5,772 $ 5,694
a
8457754.SQ.FTS.B , 4 .962% , 6/05/26 .... 3,672 1,731
a
8458348.SQ.FTS.B , 5 .111% , 6/05/26 .... 4,649 4,567
a
8457662.SQ.FTS.B , 5 .113% , 6/05/26 .... 3,523 677
a
8456840.SQ.FTS.B , 5 .114% , 6/05/26 .... 21,038 20,581
a
8458634.SQ.FTS.B , 5 .409% , 6/05/26 .... 7,412 6,154
a
8459389.SQ.FTS.B , 5 .629% , 6/05/26 .... 1,388 852
a
8458275.SQ.FTS.B , 5 .66% , 6/05/26 ..... 345 339
a
8457823.SQ.FTS.B , 6 .132% , 6/05/26 .... 379 373
a
8460864.SQ.FTS.B , 6 .321% , 6/05/26 .... 563 528
a
8458815.SQ.FTS.B , 6 .327% , 6/05/26 .... 9,573 9,140
a
8459416.SQ.FTS.B , 6 .421% , 6/05/26 .... 22,061 20,659
a
8457284.SQ.FTS.B , 6 .672% , 6/05/26 .... 7,702 6,521
a
8462948.SQ.FTS.B , 4 .775% , 6/06/26 .... 1,668 1,642
a
8463795.SQ.FTS.B , 4 .776% , 6/06/26 .... 3,789 3,690
a
8461925.SQ.FTS.B , 4 .78% , 6/06/26 ..... 4,821 4,614
a
8462031.SQ.FTS.B , 4 .78% , 6/06/26 ..... 7,487 7,346
a
8463874.SQ.FTS.B , 4 .78% , 6/06/26 ..... 5,007 4,852
a
8465216.SQ.FTS.B , 4 .78% , 6/06/26 ..... 9,731 9,510
a
8465572.SQ.FTS.B , 4 .781% , 6/06/26 .... 18,446 18,075
a
8463083.SQ.FTS.B , 5 .098% , 6/06/26 .... 194 193
a
8462417.SQ.FTS.B , 5 .116% , 6/06/26 .... 2,961 2,913
a
8463597.SQ.FTS.B , 5 .116% , 6/06/26 .... 2,528 2,455
a
8462603.SQ.FTS.B , 5 .66% , 6/06/26 ..... 425 423
a
8463754.SQ.FTS.B , 6 .421% , 6/06/26 .... 1,132 1,100
a
8465207.SQ.FTS.B , 6 .421% , 6/06/26 .... 859 735
a
8466591.SQ.FTS.B , 4 .78% , 6/07/26 ..... 5,134 4,978
a
8466668.SQ.FTS.B , 4 .782% , 6/07/26 .... 1,306 1,283
a
8465934.SQ.FTS.B , 5 .66% , 6/07/26 ..... 3,480 3,250
a
8465988.SQ.FTS.B , 6 .423% , 6/07/26 .... 5,983 4,967
a
8466076.SQ.FTS.B , 6 .548% , 6/07/26 .... 4,595 4,419
a
8466686.SQ.FTS.B , 6 .564% , 6/07/26 .... 1,101 704
a
8467623.SQ.FTS.B , 4 .772% , 6/08/26 .... 2,043 1,992
a
8467143.SQ.FTS.B , 4 .78% , 6/08/26 ..... 20,058 19,184
a
8466889.SQ.FTS.B , 5 .115% , 6/08/26 .... 1,599 1,581
a
8467099.SQ.FTS.B , 5 .117% , 6/08/26 .... 2,448 2,406
a
8466937.SQ.FTS.B , 6 .15% , 6/08/26 ..... 10,671 10,264
a
8467416.SQ.FTS.B , 6 .152% , 6/08/26 .... 8,707 8,466
a
8466851.SQ.FTS.B , 6 .155% , 6/08/26 .... 3,276 2,114
a
8468179.SQ.FTS.B , 4 .778% , 6/09/26 .... 1,589 1,564
a
8471753.SQ.FTS.B , 4 .778% , 6/09/26 .... 5,112 4,943
a
8468218.SQ.FTS.B , 4 .779% , 6/09/26 .... 2,855 2,786
a
8470797.SQ.FTS.B , 4 .779% , 6/09/26 .... 23,141 22,789
a
8468739.SQ.FTS.B , 4 .78% , 6/09/26 ..... 3,387 3,280
a
8469466.SQ.FTS.B , 4 .78% , 6/09/26 ..... 4,500 4,412
a
8471359.SQ.FTS.B , 4 .78% , 6/09/26 ..... 2,898 2,843
Description
Principal
Amount Value
Block, Inc. (continued)
a
8469116.SQ.FTS.B , 4 .782% , 6/09/26 .... $ 3,593 $ 3,501
a
8472266.SQ.FTS.B , 4 .783% , 6/09/26 .... 5,939 4,620
a
8472011.SQ.FTS.B , 4 .786% , 6/09/26 .... 969 957
a
8468141.SQ.FTS.B , 5 .113% , 6/09/26 .... 3,610 539
a
8468391.SQ.FTS.B , 5 .114% , 6/09/26 .... 9,976 8,788
a
8469699.SQ.FTS.B , 5 .115% , 6/09/26 .... 3,848 3,779
a
8472118.SQ.FTS.B , 5 .116% , 6/09/26 .... 4,189 4,120
a
8470584.SQ.FTS.B , 5 .409% , 6/09/26 .... 11,505 10,267
a
8469012.SQ.FTS.B , 5 .415% , 6/09/26 .... 1,648 1,619
a
8469972.SQ.FTS.B , 5 .418% , 6/09/26 .... 1,455 1,295
a
8469946.SQ.FTS.B , 5 .66% , 6/09/26 ..... 6,574 4,225
a
8469649.SQ.FTS.B , 5 .666% , 6/09/26 .... 2,250 2,179
a
8470012.SQ.FTS.B , 5 .669% , 6/09/26 .... 1,525 1,486
a
8471337.SQ.FTS.B , 6 .143% , 6/09/26 .... 922 873
a
8468935.SQ.FTS.B , 6 .157% , 6/09/26 .... 218 217
8470076.SQ.FTS.B , 6 .43% , 6/09/26 ..... 3,293 1,030
a
8472331.SQ.FTS.B , 6 .544% , 6/09/26 .... 854 611
a
8475031.SQ.FTS.B , 4 .762% , 6/10/26 .... 865 826
a
8472955.SQ.FTS.B , 4 .78% , 6/10/26 ..... 4,001 3,906
a
8474500.SQ.FTS.B , 4 .78% , 6/10/26 ..... 7,179 6,936
a
8475042.SQ.FTS.B , 4 .78% , 6/10/26 ..... 3,322 3,273
a
8475189.SQ.FTS.B , 4 .78% , 6/10/26 ..... 1,957 1,934
a
8476410.SQ.FTS.B , 4 .78% , 6/10/26 ..... 17,217 16,886
a
8473553.SQ.FTS.B , 4 .95% , 6/10/26 ..... 3,402 382
a
8476755.SQ.FTS.B , 5 .408% , 6/10/26 .... 43,517 41,741
a
8474399.SQ.FTS.B , 5 .409% , 6/10/26 .... 563 538
a
8476656.SQ.FTS.B , 5 .409% , 6/10/26 .... 1,614 1,593
a
8472358.SQ.FTS.B , 5 .41% , 6/10/26 ..... 8,140 7,937
a
8475259.SQ.FTS.B , 5 .41% , 6/10/26 ..... 7,606 7,504
a
8473822.SQ.FTS.B , 5 .66% , 6/10/26 ..... 5,116 5,042
a
8475971.SQ.FTS.B , 5 .66% , 6/10/26 ..... 8,906 8,078
a
8472666.SQ.FTS.B , 5 .665% , 6/10/26 .... 1,627 1,610
a
8473230.SQ.FTS.B , 5 .668% , 6/10/26 .... 3,043 2,539
a
8476205.SQ.FTS.B , 5 .904% , 6/10/26 .... 1,765 1,564
a
8473436.SQ.FTS.B , 5 .907% , 6/10/26 .... 880 870
a
8472904.SQ.FTS.B , 6 .138% , 6/10/26 .... 1,896 1,015
a
8474805.SQ.FTS.B , 6 .148% , 6/10/26 .... 2,944 2,693
a
8474473.SQ.FTS.B , 6 .164% , 6/10/26 .... 847 811
a
8476356.SQ.FTS.B , 6 .417% , 6/10/26 .... 5,917 2,891
a
8473287.SQ.FTS.B , 6 .419% , 6/10/26 .... 3,011 1,953
a
8474869.SQ.FTS.B , 6 .423% , 6/10/26 .... 10,430 1,185
a
8475152.SQ.FTS.B , 6 .659% , 6/10/26 .... 267 251
a
8474421.SQ.FTS.B , 6 .673% , 6/10/26 .... 1,531 1,488
a
8477520.SQ.FTS.B , 4 .777% , 6/11/26 .... 1,042 1,015
a
8479375.SQ.FTS.B , 4 .78% , 6/11/26 ..... 3,965 3,419
a
8477360.SQ.FTS.B , 4 .781% , 6/11/26 .... 3,553 3,500

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8478806.SQ.FTS.B , 4 .781% , 6/11/26 .... $ 11,127 $ 9,967
a
8478326.SQ.FTS.B , 4 .783% , 6/11/26 .... 4,006 3,903
a
8480033.SQ.FTS.B , 4 .786% , 6/11/26 .... 1,926 1,865
a
8479489.SQ.FTS.B , 4 .935% , 6/11/26 .... 159 142
a
8478005.SQ.FTS.B , 5 .112% , 6/11/26 .... 2,660 2,615
a
8479502.SQ.FTS.B , 5 .113% , 6/11/26 .... 21,735 21,215
a
8480153.SQ.FTS.B , 5 .114% , 6/11/26 .... 39,504 38,476
a
8480087.SQ.FTS.B , 5 .115% , 6/11/26 .... 6,659 5,956
a
8479076.SQ.FTS.B , 5 .912% , 6/11/26 .... 10,935 5,645
a
8480047.SQ.FTS.B , 6 .422% , 6/11/26 .... 3,863 2,286
a
8478143.SQ.FTS.B , 6 .423% , 6/11/26 .... 52 51
a
8478767.SQ.FTS.B , 6 .428% , 6/11/26 .... 968 118
a
8483288.SQ.FTS.B , 4 .779% , 6/12/26 .... 7,749 7,022
a
8483709.SQ.FTS.B , 4 .78% , 6/12/26 ..... 4,613 4,500
a
8484073.SQ.FTS.B , 4 .78% , 6/12/26 ..... 16,353 14,426
a
8486831.SQ.FTS.B , 4 .78% , 6/12/26 ..... 2,571 2,496
a
8487890.SQ.FTS.B , 4 .78% , 6/12/26 ..... 5,013 4,894
a
8486868.SQ.FTS.B , 5 .114% , 6/12/26 .... 10,084 9,911
a
8483503.SQ.FTS.B , 5 .123% , 6/12/26 .... 1,282 1,228
a
8484648.SQ.FTS.B , 5 .409% , 6/12/26 .... 4,279 4,179
a
8487146.SQ.FTS.B , 5 .409% , 6/12/26 .... 16,037 15,818
a
8485536.SQ.FTS.B , 5 .414% , 6/12/26 .... 1,301 1,236
a
8485342.SQ.FTS.B , 5 .632% , 6/12/26 .... 2,191 1,947
a
8485196.SQ.FTS.B , 5 .664% , 6/12/26 .... 3,740 3,672
a
8485469.SQ.FTS.B , 6 .423% , 6/12/26 .... 2,441 2,360
a
8484608.SQ.FTS.B , 6 .551% , 6/12/26 .... 454 444
a
8490332.SQ.FTS.B , 4 .773% , 6/13/26 .... 1,358 1,330
a
8492082.SQ.FTS.B , 4 .779% , 6/13/26 .... 7,701 7,345
a
8489644.SQ.FTS.B , 5 .111% , 6/13/26 .... 1,320 1,290
a
8490409.SQ.FTS.B , 5 .113% , 6/13/26 .... 40,415 30,324
a
8490984.SQ.FTS.B , 5 .113% , 6/13/26 .... 13,499 13,202
a
8492250.SQ.FTS.B , 5 .113% , 6/13/26 .... 6,197 5,780
a
8488322.SQ.FTS.B , 5 .114% , 6/13/26 .... 18,041 17,556
a
8489804.SQ.FTS.B , 5 .114% , 6/13/26 .... 2,746 2,672
a
8490078.SQ.FTS.B , 5 .115% , 6/13/26 .... 8,854 8,272
a
8489784.SQ.FTS.B , 5 .126% , 6/13/26 .... 913 891
a
8491628.SQ.FTS.B , 5 .41% , 6/13/26 ..... 4,141 4,058
a
8489082.SQ.FTS.B , 5 .632% , 6/13/26 .... 552 444
a
8491909.SQ.FTS.B , 5 .911% , 6/13/26 .... 7,559 6,535
a
8489107.SQ.FTS.B , 6 .15% , 6/13/26 ..... 6,739 6,569
a
8491602.SQ.FTS.B , 6 .164% , 6/13/26 .... 538 492
a
8490368.SQ.FTS.B , 6 .409% , 6/13/26 .... 481 472
a
8492413.SQ.FTS.B , 6 .546% , 6/13/26 .... 8,895 4,510
a
8491451.SQ.FTS.B , 6 .671% , 6/13/26 .... 5,881 4,397
a
8492838.SQ.FTS.B , 4 .778% , 6/14/26 .... 3,186 2,940
a
8492697.SQ.FTS.B , 4 .78% , 6/14/26 ..... 574 568
Description
Principal
Amount Value
Block, Inc. (continued)
a
8492490.SQ.FTS.B , 4 .781% , 6/14/26 .... $ 6,416 $ 6,312
a
8492723.SQ.FTS.B , 4 .784% , 6/14/26 .... 3,197 3,083
a
8492792.SQ.FTS.B , 4 .786% , 6/14/26 .... 2,681 2,591
a
8492780.SQ.FTS.B , 4 .943% , 6/14/26 .... 561 437
a
8492886.SQ.FTS.B , 5 .105% , 6/14/26 .... 1,944 1,893
a
8493008.SQ.FTS.B , 5 .107% , 6/14/26 .... 1,660 1,633
a
8492634.SQ.FTS.B , 5 .109% , 6/14/26 .... 3,444 3,322
a
8492439.SQ.FTS.B , 5 .66% , 6/14/26 ..... 1,677 1,562
a
8493256.SQ.FTS.B , 5 .914% , 6/14/26 .... 1,356 1,237
a
8492468.SQ.FTS.B , 6 .679% , 6/14/26 .... 1,995 1,233
a
8494050.SQ.FTS.B , 4 .773% , 6/15/26 .... 930 910
a
8493383.SQ.FTS.B , 4 .778% , 6/15/26 .... 12,684 10,712
a
8493820.SQ.FTS.B , 4 .779% , 6/15/26 .... 7,044 6,884
a
8493938.SQ.FTS.B , 4 .779% , 6/15/26 .... 8,735 8,418
a
8493272.SQ.FTS.B , 4 .78% , 6/15/26 ..... 5,735 5,615
a
8493778.SQ.FTS.B , 5 .112% , 6/15/26 .... 3,878 3,663
a
8493543.SQ.FTS.B , 6 .422% , 6/15/26 .... 8,659 8,451
a
8497265.SQ.FTS.B , 4 .776% , 6/16/26 .... 3,671 3,569
a
8497852.SQ.FTS.B , 4 .779% , 6/16/26 .... 6,011 5,874
a
8495997.SQ.FTS.B , 4 .78% , 6/16/26 ..... 998 976
a
8494630.SQ.FTS.B , 4 .782% , 6/16/26 .... 5,636 5,510
a
8498021.SQ.FTS.B , 4 .782% , 6/16/26 .... 4,280 4,023
a
8496616.SQ.FTS.B , 4 .783% , 6/16/26 .... 6,995 6,013
a
8497156.SQ.FTS.B , 4 .953% , 6/16/26 .... 3,421 342
a
8494875.SQ.FTS.B , 5 .107% , 6/16/26 .... 2,616 2,545
a
8496040.SQ.FTS.B , 5 .113% , 6/16/26 .... 7,452 7,215
a
8496313.SQ.FTS.B , 5 .113% , 6/16/26 .... 3,494 2,611
a
8495024.SQ.FTS.B , 5 .409% , 6/16/26 .... 6,691 6,499
a
8497353.SQ.FTS.B , 5 .409% , 6/16/26 .... 9,604 9,473
a
8496191.SQ.FTS.B , 5 .632% , 6/16/26 .... 7,424 3,152
a
8496932.SQ.FTS.B , 5 .66% , 6/16/26 ..... 7,046 6,826
a
8495625.SQ.FTS.B , 5 .912% , 6/16/26 .... 21,725 11,656
a
8497110.SQ.FTS.B , 6 .146% , 6/16/26 .... 5,206 3,265
a
8495924.SQ.FTS.B , 6 .149% , 6/16/26 .... 39 38
a
8498105.SQ.FTS.B , 6 .15% , 6/16/26 ..... 33,995 31,111
a
8494585.SQ.FTS.B , 6 .157% , 6/16/26 .... 480 455
a
8497772.SQ.FTS.B , 6 .545% , 6/16/26 .... 3,594 2,843
a
8499776.SQ.FTS.B , 4 .713% , 6/17/26 .... 1,914 1,837
a
8500859.SQ.FTS.B , 4 .719% , 6/17/26 .... 5,943 5,840
a
8502304.SQ.FTS.B , 4 .719% , 6/17/26 .... 4,005 3,892
a
8502513.SQ.FTS.B , 4 .779% , 6/17/26 .... 10,164 9,788
a
8502732.SQ.FTS.B , 4 .779% , 6/17/26 .... 12,466 11,892
a
8498574.SQ.FTS.B , 4 .78% , 6/17/26 ..... 7,148 6,921
a
8499247.SQ.FTS.B , 4 .78% , 6/17/26 ..... 570 553
a
8499259.SQ.FTS.B , 5 .031% , 6/17/26 .... 7,293 6,937
a
8501027.SQ.FTS.B , 5 .114% , 6/17/26 .... 18,169 17,616

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8502261.SQ.FTS.B , 5 .117% , 6/17/26 .... $ 1,417 $ 1,301
a
8501823.SQ.FTS.B , 5 .912% , 6/17/26 .... 7,293 7,181
a
8500038.SQ.FTS.B , 6 .1% , 6/17/26 ...... 11,020 10,425
a
8499199.SQ.FTS.B , 6 .114% , 6/17/26 .... 2,208 814
a
8498690.SQ.FTS.B , 6 .333% , 6/17/26 .... 286 284
a
8502495.SQ.FTS.B , 6 .355% , 6/17/26 .... 607 333
a
8501512.SQ.FTS.B , 6 .418% , 6/17/26 .... 3,441 3,319
a
8500546.SQ.FTS.B , 6 .422% , 6/17/26 .... 6,766 6,689
a
8505150.SQ.FTS.B , 4 .717% , 6/18/26 .... 13,900 13,371
a
8505874.SQ.FTS.B , 4 .718% , 6/18/26 .... 21,931 21,486
a
8503284.SQ.FTS.B , 4 .78% , 6/18/26 ..... 7,398 7,242
a
8505759.SQ.FTS.B , 4 .78% , 6/18/26 ..... 4,056 3,923
a
8504993.SQ.FTS.B , 4 .781% , 6/18/26 .... 4,520 4,418
a
8505423.SQ.FTS.B , 4 .781% , 6/18/26 .... 2,205 2,171
a
8504451.SQ.FTS.B , 4 .788% , 6/18/26 .... 1,140 1,121
a
8503947.SQ.FTS.B , 5 .031% , 6/18/26 .... 7,997 7,786
a
8506766.SQ.FTS.B , 5 .114% , 6/18/26 .... 10,366 9,888
a
8503698.SQ.FTS.B , 5 .346% , 6/18/26 .... 5,695 5,566
a
8504810.SQ.FTS.B , 5 .409% , 6/18/26 .... 2,871 2,844
a
8504326.SQ.FTS.B , 5 .415% , 6/18/26 .... 999 975
a
8503664.SQ.FTS.B , 5 .625% , 6/18/26 .... 1,291 581
a
8505401.SQ.FTS.B , 5 .636% , 6/18/26 .... 2,228 917
a
8504362.SQ.FTS.B , 5 .667% , 6/18/26 .... 2,661 2,516
a
8505851.SQ.FTS.B , 5 .669% , 6/18/26 .... 1,446 1,419
a
8503043.SQ.FTS.B , 5 .914% , 6/18/26 .... 4,459 4,358
a
8503458.SQ.FTS.B , 6 .106% , 6/18/26 .... 1,346 1,195
a
8506275.SQ.FTS.B , 6 .421% , 6/18/26 .... 11,637 11,511
a
8505472.SQ.FTS.B , 6 .551% , 6/18/26 .... 1,101 1,070
a
8503520.SQ.FTS.B , 6 .675% , 6/18/26 .... 2,575 2,336
a
8509782.SQ.FTS.B , 4 .718% , 6/19/26 .... 12,729 11,970
a
8510852.SQ.FTS.B , 4 .718% , 6/19/26 .... 3,226 3,115
a
8512106.SQ.FTS.B , 4 .78% , 6/19/26 ..... 4,338 4,238
a
8512201.SQ.FTS.B , 4 .78% , 6/19/26 ..... 25,955 25,334
a
8513158.SQ.FTS.B , 4 .78% , 6/19/26 ..... 48,585 47,175
a
8512048.SQ.FTS.B , 4 .781% , 6/19/26 .... 1,884 1,816
a
8510637.SQ.FTS.B , 4 .782% , 6/19/26 .... 6,570 6,324
a
8512975.SQ.FTS.B , 4 .936% , 6/19/26 .... 13,023 9,228
a
8509437.SQ.FTS.B , 5 .031% , 6/19/26 .... 9,707 9,191
a
8510880.SQ.FTS.B , 5 .348% , 6/19/26 .... 8,661 8,357
a
8510453.SQ.FTS.B , 5 .35% , 6/19/26 ..... 4,818 4,247
a
8511119.SQ.FTS.B , 5 .586% , 6/19/26 ..... 1,007 967
a
8511595.SQ.FTS.B , 5 .66% , 6/19/26 ..... 1,686 1,401
a
8509720.SQ.FTS.B , 5 .669% , 6/19/26 .... 1,503 1,466
a
8509640.SQ.FTS.B , 5 .916% , 6/19/26 .... 1,976 1,915
a
8510404.SQ.FTS.B , 6 .084% , 6/19/26 .... 763 701
a
8510619.SQ.FTS.B , 6 .447% , 6/19/26 .... 783 558
Description
Principal
Amount Value
Block, Inc. (continued)
a
8514464.SQ.FTS.B , 4 .716% , 6/20/26 .... $ 1,792 $ 1,706
a
8514047.SQ.FTS.B , 4 .717% , 6/20/26 .... 8,140 7,926
a
8514209.SQ.FTS.B , 4 .717% , 6/20/26 .... 5,768 5,624
a
8516928.SQ.FTS.B , 4 .719% , 6/20/26 .... 9,337 8,626
a
8513794.SQ.FTS.B , 4 .77% , 6/20/26 ..... 1,359 1,316
8517116.SQ.FTS.B , 4 .778% , 6/20/26 .... 3,183 104
a
8517643.SQ.FTS.B , 4 .779% , 6/20/26 .... 18,133 17,440
a
8516603.SQ.FTS.B , 4 .78% , 6/20/26 ..... 25,376 24,137
a
8514582.SQ.FTS.B , 5 .025% , 6/20/26 .... 895 875
a
8514726.SQ.FTS.B , 5 .031% , 6/20/26 .... 8,744 8,567
a
8514541.SQ.FTS.B , 5 .108% , 6/20/26 .... 2,017 1,874
a
8517465.SQ.FTS.B , 5 .597% , 6/20/26 .... 20,025 13,700
a
8514420.SQ.FTS.B , 5 .632% , 6/20/26 .... 1,047 828
a
8517142.SQ.FTS.B , 5 .912% , 6/20/26 .... 17,886 17,609
a
8515165.SQ.FTS.B , 6 .434% , 6/20/26 .... 1,364 1,093
a
8515216.SQ.FTS.B , 6 .439% , 6/20/26 .... 630 613
a
8515843.SQ.FTS.B , 6 .451% , 6/20/26 .... 680 643
a
8517064.SQ.FTS.B , 6 .453% , 6/20/26 .... 2,978 2,376
a
8519587.SQ.FTS.B , 4 .71% , 6/21/26 ..... 1,920 1,860
a
8519279.SQ.FTS.B , 4 .715% , 6/21/26 .... 5,254 5,102
a
8519361.SQ.FTS.B , 4 .719% , 6/21/26 .... 8,535 8,328
a
8518904.SQ.FTS.B , 4 .72% , 6/21/26 ..... 5,400 5,239
a
8519620.SQ.FTS.B , 4 .72% , 6/21/26 ..... 3,281 3,188
a
8519814.SQ.FTS.B , 4 .72% , 6/21/26 ..... 1,938 1,905
a
8519236.SQ.FTS.B , 4 .78% , 6/21/26 ..... 4,831 4,621
a
8519518.SQ.FTS.B , 5 .031% , 6/21/26 .... 5,480 5,244
a
8519610.SQ.FTS.B , 5 .031% , 6/21/26 .... 974 349
a
8519029.SQ.FTS.B , 5 .344% , 6/21/26 .... 4,029 3,907
a
8519665.SQ.FTS.B , 5 .597% , 6/21/26 .... 5,851 5,695
a
8519217.SQ.FTS.B , 5 .66% , 6/21/26 ..... 1,240 1,217
8518824.SQ.FTS.B , 5 .914% , 6/21/26 .... 4,617 2,704
a
8519343.SQ.FTS.B , 6 .321% , 6/21/26 .... 733 562
a
8518969.SQ.FTS.B , 6 .442% , 6/21/26 .... 1,432 1,348
a
8520520.SQ.FTS.B , 4 .708% , 6/22/26 .... 1,973 1,898
a
8519932.SQ.FTS.B , 4 .718% , 6/22/26 .... 7,083 6,880
a
8520534.SQ.FTS.B , 4 .719% , 6/22/26 .... 9,724 9,378
a
8520842.SQ.FTS.B , 4 .72% , 6/22/26 ..... 5,479 5,356
a
8520354.SQ.FTS.B , 4 .782% , 6/22/26 .... 5,529 5,427
a
8520088.SQ.FTS.B , 5 .348% , 6/22/26 .... 4,429 4,163
a
8520074.SQ.FTS.B , 6 .094% , 6/22/26 .... 1,006 954
a
8520689.SQ.FTS.B , 6 .444% , 6/22/26 .... 2,669 2,597
a
8521149.SQ.FTS.B , 4 .712% , 6/23/26 .... 3,265 3,109
a
8521495.SQ.FTS.B , 4 .717% , 6/23/26 .... 11,156 10,828
a
8523200.SQ.FTS.B , 4 .717% , 6/23/26 .... 822 807
a
8524195.SQ.FTS.B , 4 .717% , 6/23/26 .... 1,706 1,602
a
8524247.SQ.FTS.B , 4 .717% , 6/23/26 .... 13,976 12,185

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8524754.SQ.FTS.B , 4 .717% , 6/23/26 .... $ 6,098 $ 5,960
a
8524918.SQ.FTS.B , 4 .717% , 6/23/26 .... 3,110 2,998
a
8522004.SQ.FTS.B , 4 .718% , 6/23/26 .... 12,203 11,848
a
8522755.SQ.FTS.B , 4 .72% , 6/23/26 ..... 4,589 4,497
a
8524516.SQ.FTS.B , 4 .777% , 6/23/26 .... 6,268 6,046
a
8522248.SQ.FTS.B , 4 .78% , 6/23/26 ..... 12,432 12,224
a
8521233.SQ.FTS.B , 4 .952% , 6/23/26 .... 2,998 1,568
a
8523215.SQ.FTS.B , 5 .031% , 6/23/26 .... 8,522 8,245
a
8524064.SQ.FTS.B , 5 .031% , 6/23/26 .... 7,136 6,799
a
8522616.SQ.FTS.B , 5 .115% , 6/23/26 .... 6,101 5,942
a
8523616.SQ.FTS.B , 5 .346% , 6/23/26 .... 35,004 30,131
a
8522951.SQ.FTS.B , 5 .348% , 6/23/26 .... 8,411 4,263
a
8521845.SQ.FTS.B , 5 .349% , 6/23/26 .... 4,139 4,014
a
8521799.SQ.FTS.B , 5 .618% , 6/23/26 .... 1,117 800
a
8524691.SQ.FTS.B , 5 .912% , 6/23/26 .... 1,647 1,596
a
8523178.SQ.FTS.B , 5 .913% , 6/23/26 .... 895 877
a
8524961.SQ.FTS.B , 6 .104% , 6/23/26 .... 3,873 3,057
a
8521216.SQ.FTS.B , 6 .31% , 6/23/26 ..... 748 604
a
8524470.SQ.FTS.B , 6 .444% , 6/23/26 .... 2,217 2,089
a
8523155.SQ.FTS.B , 6 .447% , 6/23/26 .... 866 789
a
8525012.SQ.FTS.B , 6 .463% , 6/23/26 .... 1,306 934
a
8526057.SQ.FTS.B , 4 .717% , 6/24/26 .... 11,623 11,327
a
8527848.SQ.FTS.B , 4 .717% , 6/24/26 .... 22,285 21,827
a
8525732.SQ.FTS.B , 5 .031% , 6/24/26 .... 7,035 6,466
a
8526636.SQ.FTS.B , 5 .031% , 6/24/26 .... 15,408 13,468
a
8525266.SQ.FTS.B , 5 .035% , 6/24/26 .... 2,157 2,052
a
8525872.SQ.FTS.B , 6 .144% , 6/24/26 .... 1,738 1,248
a
8526509.SQ.FTS.B , 6 .434% , 6/24/26 .... 678 656
a
8525902.SQ.FTS.B , 6 .445% , 6/24/26 .... 2,645 2,321
a
8530736.SQ.FTS.B , 4 .717% , 6/25/26 .... 11,431 10,863
a
8530878.SQ.FTS.B , 4 .719% , 6/25/26 .... 9,328 9,077
a
8531051.SQ.FTS.B , 4 .778% , 6/25/26 .... 4,886 4,717
a
8530425.SQ.FTS.B , 5 .347% , 6/25/26 .... 16,418 15,934
a
8531017.SQ.FTS.B , 5 .599% , 6/25/26 .... 3,444 2,262
a
8531707.SQ.FTS.B , 4 .717% , 6/26/26 .... 2,087 1,989
a
8531817.SQ.FTS.B , 4 .717% , 6/26/26 .... 4,312 4,162
a
8532244.SQ.FTS.B , 4 .717% , 6/26/26 .... 10,070 9,646
a
8534494.SQ.FTS.B , 4 .717% , 6/26/26 .... 27,124 26,733
a
8534229.SQ.FTS.B , 4 .718% , 6/26/26 .... 26,148 23,246
a
8533884.SQ.FTS.B , 4 .719% , 6/26/26 .... 6,890 6,713
a
8533163.SQ.FTS.B , 4 .72% , 6/26/26 ..... 11,199 5,027
a
8534024.SQ.FTS.B , 4 .784% , 6/26/26 .... 3,869 3,746
a
8531265.SQ.FTS.B , 5 .598% , 6/26/26 .... 18,316 17,684
a
8532557.SQ.FTS.B , 5 .606% , 6/26/26 .... 1,863 1,787
a
8533434.SQ.FTS.B , 5 .66% , 6/26/26 ..... 11,943 11,817
a
8532663.SQ.FTS.B , 5 .664% , 6/26/26 .... 6,479 5,554
Description
Principal
Amount Value
Block, Inc. (continued)
a
8532163.SQ.FTS.B , 5 .909% , 6/26/26 .... $ 2,602 $ 590
a
8534082.SQ.FTS.B , 5 .91% , 6/26/26 ..... 9,333 8,604
a
8532853.SQ.FTS.B , 6 .153% , 6/26/26 .... 3,395 3,236
a
8533287.SQ.FTS.B , 6 .446% , 6/26/26 .... 9,575 8,497
a
8532818.SQ.FTS.B , 6 .447% , 6/26/26 .... 969 726
a
8531228.SQ.FTS.B , 6 .46% , 6/26/26 ..... 1,012 839
a
8537543.SQ.FTS.B , 4 .717% , 6/27/26 .... 67,354 59,759
a
8536496.SQ.FTS.B , 4 .718% , 6/27/26 .... 11,871 11,679
a
8536923.SQ.FTS.B , 5 .408% , 6/27/26 .... 9,534 6,605
a
8535243.SQ.FTS.B , 5 .598% , 6/27/26 .... 32,266 30,764
a
8535200.SQ.FTS.B , 6 .102% , 6/27/26 .... 1,298 1,225
a
8537208.SQ.FTS.B , 6 .103% , 6/27/26 .... 8,922 6,605
a
8536360.SQ.FTS.B , 6 .446% , 6/27/26 .... 7,468 780
a
8537028.SQ.FTS.B , 6 .449% , 6/27/26 .... 4,356 4,148
a
8539432.SQ.FTS.B , 4 .718% , 6/28/26 .... 27,479 24,308
a
8540077.SQ.FTS.B , 4 .718% , 6/28/26 .... 5,372 5,258
a
8539337.SQ.FTS.B , 4 .719% , 6/28/26 .... 6,224 6,149
a
8540123.SQ.FTS.B , 5 .031% , 6/28/26 .... 4,110 3,973
a
8539549.SQ.FTS.B , 5 .597% , 6/28/26 .... 35,648 34,899
a
8539545.SQ.FTS.B , 5 .6% , 6/28/26 ...... 803 783
a
8540630.SQ.FTS.B , 4 .711% , 6/29/26 .... 1,765 1,735
a
8540471.SQ.FTS.B , 4 .717% , 6/29/26 .... 10,250 10,058
8540713.SQ.FTS.B , 5 .347% , 6/29/26 .... 41,850 10,148
a
8540351.SQ.FTS.B , 5 .598% , 6/29/26 .... 13,273 12,395
a
8540292.SQ.FTS.B , 6 .445% , 6/29/26 .... 3,103 2,567
a
8546553.SQ.FTS.B , 4 .71% , 6/30/26 ..... 1,250 1,214
a
8542285.SQ.FTS.B , 4 .713% , 6/30/26 .... 2,917 2,846
a
8542458.SQ.FTS.B , 4 .717% , 6/30/26 .... 1,635 1,595
a
8545182.SQ.FTS.B , 4 .717% , 6/30/26 .... 12,652 10,745
a
8546070.SQ.FTS.B , 4 .717% , 6/30/26 .... 4,910 4,760
a
8546901.SQ.FTS.B , 4 .717% , 6/30/26 .... 5,919 5,753
a
8547300.SQ.FTS.B , 4 .717% , 6/30/26 .... 13,760 13,376
a
8547757.SQ.FTS.B , 4 .717% , 6/30/26 .... 3,459 3,268
a
8546213.SQ.FTS.B , 4 .718% , 6/30/26 .... 13,556 12,894
a
8541385.SQ.FTS.B , 4 .719% , 6/30/26 .... 3,641 3,587
a
8546373.SQ.FTS.B , 4 .719% , 6/30/26 .... 7,799 7,544
a
8545554.SQ.FTS.B , 4 .72% , 6/30/26 ..... 6,268 6,138
a
8541695.SQ.FTS.B , 4 .724% , 6/30/26 .... 1,918 1,883
a
8546191.SQ.FTS.B , 4 .726% , 6/30/26 .... 2,311 2,222
a
8546179.SQ.FTS.B , 4 .769% , 6/30/26 .... 1,707 1,578
a
8547282.SQ.FTS.B , 4 .938% , 6/30/26 .... 1,498 148
a
8541549.SQ.FTS.B , 5 .031% , 6/30/26 .... 1,129 1,106
a
8542031.SQ.FTS.B , 5 .031% , 6/30/26 .... 2,381 2,353
a
8542112.SQ.FTS.B , 5 .031% , 6/30/26 .... 6,481 6,341
a
8545318.SQ.FTS.B , 5 .031% , 6/30/26 .... 2,580 2,547
a
8546141.SQ.FTS.B , 5 .031% , 6/30/26 .... 4,023 3,729

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8547883.SQ.FTS.B , 5 .031% , 6/30/26 .... $ 2,552 $ 2,462
a
8541776.SQ.FTS.B , 5 .033% , 6/30/26 .... 2,366 2,328
a
8541898.SQ.FTS.B , 5 .04% , 6/30/26 ..... 1,486 1,450
a
8545786.SQ.FTS.B , 5 .346% , 6/30/26 .... 4,556 4,344
a
8547955.SQ.FTS.B , 5 .346% , 6/30/26 .... 14,419 13,893
a
8545640.SQ.FTS.B , 5 .598% , 6/30/26 .... 2,325 2,126
a
8542406.SQ.FTS.B , 5 .612% , 6/30/26 .... 577 564
a
8541954.SQ.FTS.B , 5 .63% , 6/30/26 ..... 248 226
a
8544934.SQ.FTS.B , 5 .66% , 6/30/26 ..... 13,536 13,181
a
8545991.SQ.FTS.B , 5 .907% , 6/30/26 .... 2,488 2,277
a
8542002.SQ.FTS.B , 6 .091% , 6/30/26 .... 2,173 1,308
a
8547134.SQ.FTS.B , 6 .099% , 6/30/26 .... 2,609 2,235
a
8541749.SQ.FTS.B , 6 .101% , 6/30/26 .... 840 810
a
8545628.SQ.FTS.B , 6 .284% , 6/30/26 .... 1,404 978
a
8542376.SQ.FTS.B , 6 .415% , 6/30/26 .... 194 187
a
8545658.SQ.FTS.B , 6 .415% , 6/30/26 .... 559 518
a
8546059.SQ.FTS.B , 6 .427% , 6/30/26 .... 681 606
a
8546583.SQ.FTS.B , 6 .447% , 6/30/26 .... 8,202 7,400
a
8547838.SQ.FTS.B , 6 .447% , 6/30/26 .... 1,503 1,006
a
8545679.SQ.FTS.B , 6 .449% , 6/30/26 .... 5,386 5,158
a
8541294.SQ.FTS.B , 6 .45% , 6/30/26 ..... 4,122 3,753
a
8542402.SQ.FTS.B , 6 .47% , 6/30/26 ..... 1,294 179
a
8550463.SQ.FTS.B , 4 .705% , 7/01/26 .... 476 473
a
8550250.SQ.FTS.B , 4 .717% , 7/01/26 .... 5,091 4,987
a
8550526.SQ.FTS.B , 4 .717% , 7/01/26 .... 2,489 2,332
a
8550885.SQ.FTS.B , 4 .717% , 7/01/26 .... 19,527 12,900
a
8550272.SQ.FTS.B , 5 .031% , 7/01/26 .... 8,065 7,801
a
8550500.SQ.FTS.B , 5 .031% , 7/01/26 .... 1,041 962
a
8550713.SQ.FTS.B , 5 .348% , 7/01/26 .... 3,716 3,596
a
8550328.SQ.FTS.B , 5 .409% , 7/01/26 .... 7,140 6,797
a
8550545.SQ.FTS.B , 5 .601% , 7/01/26 .... 4,759 4,518
a
8550744.SQ.FTS.B , 5 .913% , 7/01/26 .... 14,234 13,526
a
8550441.SQ.FTS.B , 6 .095% , 7/01/26 .... 4,363 3,082
a
8549991.SQ.FTS.B , 6 .1% , 7/01/26 ...... 4,159 3,987
a
8550065.SQ.FTS.B , 6 .1% , 7/01/26 ...... 9,073 8,943
a
8550455.SQ.FTS.B , 6 .1% , 7/01/26 ...... 1,551 1,087
a
8550390.SQ.FTS.B , 6 .11% , 7/01/26 ..... 1,104 1,016
a
8550479.SQ.FTS.B , 6 .447% , 7/01/26 .... 436 417
a
8550398.SQ.FTS.B , 6 .449% , 7/01/26 .... 9,398 4,052
a
8550630.SQ.FTS.B , 6 .45% , 7/01/26 ..... 3,122 2,990
a
8551202.SQ.FTS.B , 4 .716% , 7/02/26 .... 7,286 7,037
a
8551699.SQ.FTS.B , 4 .717% , 7/02/26 .... 6,440 653
a
8552265.SQ.FTS.B , 4 .717% , 7/02/26 .... 577 560
a
8552581.SQ.FTS.B , 4 .717% , 7/02/26 .... 6,669 6,530
a
8552680.SQ.FTS.B , 4 .717% , 7/02/26 .... 19,411 18,489
a
8553581.SQ.FTS.B , 4 .717% , 7/02/26 .... 15,622 14,653
Description
Principal
Amount Value
Block, Inc. (continued)
a
8553381.SQ.FTS.B , 4 .718% , 7/02/26 .... $ 5,512 $ 5,409
a
8553008.SQ.FTS.B , 4 .719% , 7/02/26 .... 7,300 7,165
a
8551592.SQ.FTS.B , 4 .722% , 7/02/26 .... 4,613 4,387
a
8552282.SQ.FTS.B , 5 .031% , 7/02/26 .... 11,195 10,733
a
8553164.SQ.FTS.B , 5 .035% , 7/02/26 .... 1,236 1,217
a
8551424.SQ.FTS.B , 5 .348% , 7/02/26 .... 6,272 5,782
a
8551383.SQ.FTS.B , 5 .637% , 7/02/26 .... 686 589
a
8552547.SQ.FTS.B , 5 .912% , 7/02/26 .... 3,574 3,249
a
8551862.SQ.FTS.B , 6 .101% , 7/02/26 .... 6,688 6,461
a
8553935.SQ.FTS.B , 6 .424% , 7/02/26 .... 2,947 1,643
a
8551802.SQ.FTS.B , 6 .44% , 7/02/26 ..... 845 810
a
8553490.SQ.FTS.B , 6 .444% , 7/02/26 .... 9,297 4,303
a
8553825.SQ.FTS.B , 6 .447% , 7/02/26 .... 6,467 1,002
a
8558540.SQ.FTS.B , 4 .716% , 7/03/26 .... 4,127 3,282
a
8557547.SQ.FTS.B , 4 .717% , 7/03/26 .... 31,150 30,675
a
8556788.SQ.FTS.B , 4 .719% , 7/03/26 .... 3,247 3,140
a
8556935.SQ.FTS.B , 4 .719% , 7/03/26 .... 3,486 3,303
a
8557214.SQ.FTS.B , 4 .719% , 7/03/26 .... 6,524 6,388
a
8556719.SQ.FTS.B , 4 .72% , 7/03/26 ..... 5,023 4,915
a
8555800.SQ.FTS.B , 4 .722% , 7/03/26 .... 3,611 3,466
a
8557132.SQ.FTS.B , 4 .932% , 7/03/26 .... 2,304 1,961
a
8558497.SQ.FTS.B , 4 .952% , 7/03/26 .... 1,905 514
a
8555629.SQ.FTS.B , 5 .031% , 7/03/26 .... 10,927 7,202
a
8557966.SQ.FTS.B , 5 .031% , 7/03/26 .... 15,566 15,097
a
8558431.SQ.FTS.B , 5 .031% , 7/03/26 .... 2,284 2,213
a
8558364.SQ.FTS.B , 5 .594% , 7/03/26 .... 1,531 1,480
a
8555106.SQ.FTS.B , 5 .597% , 7/03/26 .... 44,035 37,709
a
8555861.SQ.FTS.B , 5 .597% , 7/03/26 .... 11,705 11,586
a
8556842.SQ.FTS.B , 5 .597% , 7/03/26 .... 5,523 5,279
a
8558210.SQ.FTS.B , 5 .605% , 7/03/26 .... 1,386 1,342
a
8557950.SQ.FTS.B , 5 .624% , 7/03/26 .... 1,078 774
a
8556574.SQ.FTS.B , 5 .911% , 7/03/26 .... 9,937 6,186
a
8555525.SQ.FTS.B , 5 .915% , 7/03/26 .... 8,817 2,664
a
8557033.SQ.FTS.B , 6 .448% , 7/03/26 .... 10,364 9,533
a
8559173.SQ.FTS.B , 4 .717% , 7/04/26 .... 4,968 4,008
a
8559233.SQ.FTS.B , 4 .717% , 7/04/26 .... 3,310 3,234
a
8559486.SQ.FTS.B , 4 .717% , 7/04/26 .... 18,725 18,304
a
8560042.SQ.FTS.B , 4 .731% , 7/04/26 .... 1,298 1,266
a
8559144.SQ.FTS.B , 4 .935% , 7/04/26 .... 1,571 979
a
8559060.SQ.FTS.B , 5 .036% , 7/04/26 .... 4,621 1,301
a
8558936.SQ.FTS.B , 6 .459% , 7/04/26 .... 884 814
a
8560080.SQ.FTS.B , 4 .712% , 7/05/26 .... 2,486 2,428
a
8560151.SQ.FTS.B , 4 .721% , 7/05/26 .... 2,800 2,709
a
8560806.SQ.FTS.B , 4 .721% , 7/05/26 .... 3,812 3,740
a
8560397.SQ.FTS.B , 5 .031% , 7/05/26 .... 6,580 4,984
a
8560928.SQ.FTS.B , 5 .598% , 7/05/26 .... 15,895 12,385

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8560725.SQ.FTS.B , 5 .609% , 7/05/26 .... $ 874 $ 850
a
8560234.SQ.FTS.B , 5 .914% , 7/05/26 .... 4,173 3,889
a
8560754.SQ.FTS.B , 6 .094% , 7/05/26 .... 2,652 2,372
a
8560367.SQ.FTS.B , 6 .3% , 7/05/26 ...... 401 394
a
8592543.SQ.FTS.B , 4 .706% , 7/06/26 .... 1,266 1,181
a
8590787.SQ.FTS.B , 4 .719% , 7/06/26 .... 8,263 7,979
a
8572345.SQ.FTS.B , 4 .924% , 7/06/26 .... 2,282 23
8561850.SQ.FTS.B , 4 .939% , 7/06/26 .... 3,978 55
a
8591863.SQ.FTS.B , 4 .941% , 7/06/26 .... 2,090 570
a
8586816.SQ.FTS.B , 5 .031% , 7/06/26 .... 11,559 11,308
a
8591316.SQ.FTS.B , 5 .346% , 7/06/26 .... 23,635 22,509
a
8591936.SQ.FTS.B , 5 .346% , 7/06/26 .... 15,979 15,615
a
8564616.SQ.FTS.B , 5 .596% , 7/06/26 .... 6,511 5,901
a
8592590.SQ.FTS.B , 5 .613% , 7/06/26 .... 1,269 1,217
a
8561613.SQ.FTS.B , 5 .902% , 7/06/26 .... 1,593 1,484
a
8590915.SQ.FTS.B , 5 .912% , 7/06/26 .... 12,433 12,230
a
8562871.SQ.FTS.B , 5 .913% , 7/06/26 .... 4,561 3,329
a
8590644.SQ.FTS.B , 5 .914% , 7/06/26 .... 6,521 6,350
a
8561563.SQ.FTS.B , 6 .089% , 7/06/26 .... 1,604 1,438
a
8561647.SQ.FTS.B , 6 .095% , 7/06/26 .... 998 658
a
8592616.SQ.FTS.B , 6 .437% , 7/06/26 .... 1,307 1,180
a
8581913.SQ.FTS.B , 6 .448% , 7/06/26 .... 5,292 1,128
a
8594589.SQ.FTS.B , 4 .715% , 7/07/26 .... 5,412 5,277
a
8596690.SQ.FTS.B , 4 .716% , 7/07/26 .... 2,044 2,006
a
8596376.SQ.FTS.B , 4 .717% , 7/07/26 .... 976 954
a
8596716.SQ.FTS.B , 4 .717% , 7/07/26 .... 5,517 5,357
a
8596592.SQ.FTS.B , 4 .719% , 7/07/26 .... 3,294 3,220
a
8593105.SQ.FTS.B , 4 .72% , 7/07/26 ..... 6,873 6,663
a
8594397.SQ.FTS.B , 4 .722% , 7/07/26 .... 3,081 3,005
a
8595182.SQ.FTS.B , 4 .722% , 7/07/26 .... 4,043 3,915
a
8592706.SQ.FTS.B , 5 .031% , 7/07/26 .... 5,327 5,195
a
8593246.SQ.FTS.B , 5 .031% , 7/07/26 .... 5,348 5,263
a
8594085.SQ.FTS.B , 5 .031% , 7/07/26 .... 3,983 3,896
a
8596228.SQ.FTS.B , 5 .031% , 7/07/26 .... 9,227 8,991
a
8596647.SQ.FTS.B , 5 .031% , 7/07/26 .... 2,246 2,177
a
8594714.SQ.FTS.B , 5 .346% , 7/07/26 .... 10,785 10,569
a
8595911.SQ.FTS.B , 5 .347% , 7/07/26 .... 27,090 19,558
a
8592933.SQ.FTS.B , 5 .35% , 7/07/26 ..... 1,096 1,068
a
8596541.SQ.FTS.B , 5 .367% , 7/07/26 .... 967 899
a
8595818.SQ.FTS.B , 5 .593% , 7/07/26 .... 2,907 472
a
8593033.SQ.FTS.B , 5 .597% , 7/07/26 .... 2,848 1,365
a
8596210.SQ.FTS.B , 5 .597% , 7/07/26 .... 920 879
a
8594381.SQ.FTS.B , 5 .599% , 7/07/26 .... 788 488
a
8594664.SQ.FTS.B , 5 .603% , 7/07/26 .... 2,698 1,974
a
8594704.SQ.FTS.B , 5 .66% , 7/07/26 ..... 216 186
a
8595877.SQ.FTS.B , 6 .094% , 7/07/26 .... 1,856 1,791
Description
Principal
Amount Value
Block, Inc. (continued)
a
8595165.SQ.FTS.B , 6 .102% , 7/07/26 .... $ 504 $ 491
a
8595231.SQ.FTS.B , 6 .103% , 7/07/26 .... 3,793 3,023
a
8596823.SQ.FTS.B , 4 .717% , 7/08/26 .... 71,887 62,485
a
8598506.SQ.FTS.B , 4 .717% , 7/08/26 .... 12,126 11,707
a
8599234.SQ.FTS.B , 4 .717% , 7/08/26 .... 42,728 22,533
a
8599193.SQ.FTS.B , 4 .718% , 7/08/26 .... 6,731 6,545
a
8599640.SQ.FTS.B , 4 .718% , 7/08/26 .... 25,523 24,987
a
8599843.SQ.FTS.B , 4 .718% , 7/08/26 .... 28,902 26,432
a
8598057.SQ.FTS.B , 4 .719% , 7/08/26 .... 3,667 3,610
a
8598140.SQ.FTS.B , 4 .719% , 7/08/26 .... 10,745 10,228
a
8599492.SQ.FTS.B , 4 .946% , 7/08/26 .... 494 259
a
8600084.SQ.FTS.B , 5 .031% , 7/08/26 .... 21,548 21,238
a
8599500.SQ.FTS.B , 5 .597% , 7/08/26 .... 9,515 9,271
a
8598454.SQ.FTS.B , 5 .598% , 7/08/26 .... 2,808 2,604
a
8598692.SQ.FTS.B , 5 .91% , 7/08/26 ..... 5,328 5,154
a
8598287.SQ.FTS.B , 6 .099% , 7/08/26 .... 8,018 7,720
a
8598913.SQ.FTS.B , 6 .441% , 7/08/26 .... 733 726
a
8598776.SQ.FTS.B , 6 .449% , 7/08/26 .... 1,603 1,549
a
8598629.SQ.FTS.B , 6 .454% , 7/08/26 .... 2,025 1,921
a
8602655.SQ.FTS.B , 4 .717% , 7/09/26 .... 3,139 3,040
a
8605696.SQ.FTS.B , 4 .718% , 7/09/26 .... 26,632 26,001
a
8602566.SQ.FTS.B , 4 .72% , 7/09/26 ..... 7,142 6,804
a
8602530.SQ.FTS.B , 4 .887% , 7/09/26 .... 92 91
a
8604048.SQ.FTS.B , 5 .016% , 7/09/26 .... 908 869
a
8604707.SQ.FTS.B , 5 .027% , 7/09/26 .... 3,226 3,141
a
8603180.SQ.FTS.B , 5 .031% , 7/09/26 .... 5,065 4,989
a
8605021.SQ.FTS.B , 5 .031% , 7/09/26 .... 49,561 46,390
a
8603430.SQ.FTS.B , 5 .343% , 7/09/26 .... 2,037 1,992
a
8602665.SQ.FTS.B , 5 .347% , 7/09/26 .... 20,910 20,256
a
8602305.SQ.FTS.B , 5 .348% , 7/09/26 .... 8,405 7,780
a
8604153.SQ.FTS.B , 6 .101% , 7/09/26 .... 28,733 27,850
a
8604756.SQ.FTS.B , 6 .101% , 7/09/26 .... 44 44
a
8604749.SQ.FTS.B , 6 .438% , 7/09/26 .... 2,042 146
a
8606159.SQ.FTS.B , 4 .717% , 7/10/26 .... 4,611 4,236
a
8606732.SQ.FTS.B , 4 .717% , 7/10/26 .... 7,338 7,089
a
8606964.SQ.FTS.B , 4 .717% , 7/10/26 .... 5,442 5,024
a
8608944.SQ.FTS.B , 4 .717% , 7/10/26 .... 8,811 7,678
a
8609178.SQ.FTS.B , 4 .717% , 7/10/26 .... 12,217 11,765
a
8606334.SQ.FTS.B , 4 .718% , 7/10/26 .... 17,896 17,331
a
8607390.SQ.FTS.B , 4 .718% , 7/10/26 .... 24,220 21,611
a
8607111.SQ.FTS.B , 4 .738% , 7/10/26 .... 1,062 947
a
8607777.SQ.FTS.B , 5 .031% , 7/10/26 .... 17,314 16,806
a
8608563.SQ.FTS.B , 5 .031% , 7/10/26 .... 32,984 31,519
a
8606254.SQ.FTS.B , 5 .344% , 7/10/26 .... 3,643 3,554
a
8607220.SQ.FTS.B , 5 .349% , 7/10/26 .... 7,860 7,305
a
8607336.SQ.FTS.B , 5 .6% , 7/10/26 ...... 4,029 3,965

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8609421.SQ.FTS.B , 5 .604% , 7/10/26 .... $ 1,767 $ 1,722
a
8607193.SQ.FTS.B , 5 .628% , 7/10/26 .... 512 422
a
8608501.SQ.FTS.B , 5 .908% , 7/10/26 .... 406 405
a
8606031.SQ.FTS.B , 6 .105% , 7/10/26 .... 1,642 1,621
a
8607126.SQ.FTS.B , 6 .45% , 7/10/26 ..... 6,684 100
a
8609698.SQ.FTS.B , 4 .708% , 7/11/26 .... 2,103 2,034
a
8609535.SQ.FTS.B , 4 .717% , 7/11/26 .... 14,724 14,133
a
8610104.SQ.FTS.B , 4 .717% , 7/11/26 .... 9,766 9,461
a
8609479.SQ.FTS.B , 4 .72% , 7/11/26 ..... 4,739 4,215
a
8609811.SQ.FTS.B , 4 .938% , 7/11/26 .... 631 550
a
8610213.SQ.FTS.B , 5 .031% , 7/11/26 .... 6,643 6,341
a
8609456.SQ.FTS.B , 5 .61% , 7/11/26 ..... 1,120 1,068
a
8609821.SQ.FTS.B , 6 .086% , 7/11/26 .... 1,090 941
a
8609793.SQ.FTS.B , 6 .101% , 7/11/26 .... 1,916 1,731
8609977.SQ.FTS.B , 6 .289% , 7/11/26 .... 5,916 30
a
8609710.SQ.FTS.B , 6 .443% , 7/11/26 .... 4,370 3,888
a
8610849.SQ.FTS.B , 4 .717% , 7/12/26 .... 2,370 2,310
a
8610580.SQ.FTS.B , 5 .346% , 7/12/26 .... 31,023 26,541
a
8610873.SQ.FTS.B , 5 .599% , 7/12/26 .... 13,506 12,792
a
8610332.SQ.FTS.B , 5 .602% , 7/12/26 .... 3,188 2,820
a
8610305.SQ.FTS.B , 6 .101% , 7/12/26 .... 2,117 2,013
a
8611826.SQ.FTS.B , 4 .715% , 7/13/26 .... 5,657 5,491
a
8612771.SQ.FTS.B , 4 .715% , 7/13/26 .... 4,317 4,191
a
8612978.SQ.FTS.B , 4 .717% , 7/13/26 .... 18,695 18,149
a
8613236.SQ.FTS.B , 4 .717% , 7/13/26 .... 18,876 18,268
a
8612236.SQ.FTS.B , 4 .719% , 7/13/26 .... 11,335 10,959
a
8611387.SQ.FTS.B , 5 .346% , 7/13/26 .... 7,442 7,305
a
8614161.SQ.FTS.B , 5 .598% , 7/13/26 .... 7,363 6,584
a
8614417.SQ.FTS.B , 6 .1% , 7/13/26 ...... 8,855 8,143
a
8613886.SQ.FTS.B , 6 .101% , 7/13/26 .... 20,123 17,120
a
8612475.SQ.FTS.B , 6 .297% , 7/13/26 .... 1,474 656
a
8611363.SQ.FTS.B , 6 .447% , 7/13/26 .... 1,854 1,459
a
8614346.SQ.FTS.B , 6 .447% , 7/13/26 .... 3,464 3,302
a
8614402.SQ.FTS.B , 6 .45% , 7/13/26 ..... 1,229 1,151
a
8615481.SQ.FTS.B , 4 .717% , 7/14/26 .... 1,183 1,153
a
8616978.SQ.FTS.B , 4 .717% , 7/14/26 .... 38,168 37,390
a
8617917.SQ.FTS.B , 4 .717% , 7/14/26 .... 42,815 39,734
a
8617961.SQ.FTS.B , 4 .717% , 7/14/26 .... 9,248 9,060
a
8614783.SQ.FTS.B , 4 .718% , 7/14/26 .... 37,177 35,492
a
8615833.SQ.FTS.B , 4 .718% , 7/14/26 .... 17,671 17,113
a
8616856.SQ.FTS.B , 4 .72% , 7/14/26 ..... 6,343 6,176
a
8615533.SQ.FTS.B , 4 .721% , 7/14/26 .... 5,432 5,264
a
8616961.SQ.FTS.B , 4 .721% , 7/14/26 .... 1,448 1,423
a
8616204.SQ.FTS.B , 5 .031% , 7/14/26 .... 2,640 2,607
a
8615781.SQ.FTS.B , 5 .343% , 7/14/26 .... 3,000 2,607
a
8614646.SQ.FTS.B , 5 .346% , 7/14/26 .... 5,661 5,459
Description
Principal
Amount Value
Block, Inc. (continued)
a
8616279.SQ.FTS.B , 5 .349% , 7/14/26 .... $ 6,342 $ 6,173
a
8616468.SQ.FTS.B , 5 .912% , 7/14/26 .... 17,888 17,000
a
8617909.SQ.FTS.B , 6 .439% , 7/14/26 .... 256 252
a
8617544.SQ.FTS.B , 6 .447% , 7/14/26 .... 34,510 31,646
a
8616687.SQ.FTS.B , 6 .448% , 7/14/26 .... 12,206 10,960
a
8616385.SQ.FTS.B , 6 .453% , 7/14/26 .... 2,849 2,197
a
8614612.SQ.FTS.B , 6 .458% , 7/14/26 .... 706 666
a
8620915.SQ.FTS.B , 4 .717% , 7/15/26 .... 53,014 51,324
a
8618415.SQ.FTS.B , 4 .722% , 7/15/26 .... 3,160 3,041
a
8618602.SQ.FTS.B , 4 .73% , 7/15/26 ..... 1,282 1,257
a
8621549.SQ.FTS.B , 4 .939% , 7/15/26 .... 2,084 1,714
a
8618231.SQ.FTS.B , 5 .031% , 7/15/26 .... 8,827 8,144
a
8618922.SQ.FTS.B , 5 .031% , 7/15/26 .... 20,679 18,098
a
8618172.SQ.FTS.B , 5 .352% , 7/15/26 .... 3,025 2,908
a
8618502.SQ.FTS.B , 5 .59% , 7/15/26 ..... 783 770
a
8619694.SQ.FTS.B , 6 .1% , 7/15/26 ...... 17,329 17,082
a
8619301.SQ.FTS.B , 6 .429% , 7/15/26 .... 341 325
a
8620862.SQ.FTS.B , 6 .445% , 7/15/26 .... 6,315 2,166
a
8618162.SQ.FTS.B , 6 .447% , 7/15/26 .... 1,411 1,315
a
8627969.SQ.FTS.B , 4 .715% , 7/16/26 .... 3,220 3,075
a
8626952.SQ.FTS.B , 4 .717% , 7/16/26 .... 2,734 2,691
a
8626751.SQ.FTS.B , 4 .718% , 7/16/26 .... 16,962 16,149
a
8626410.SQ.FTS.B , 4 .721% , 7/16/26 .... 4,331 4,246
a
8627926.SQ.FTS.B , 4 .946% , 7/16/26 .... 1,738 586
a
8626303.SQ.FTS.B , 5 .026% , 7/16/26 .... 2,294 2,244
a
8624618.SQ.FTS.B , 5 .031% , 7/16/26 .... 79,944 65,157
a
8628078.SQ.FTS.B , 5 .033% , 7/16/26 .... 3,781 3,582
a
8627066.SQ.FTS.B , 5 .346% , 7/16/26 .... 5,738 5,667
a
8627043.SQ.FTS.B , 5 .635% , 7/16/26 .... 2,130 455
a
8626995.SQ.FTS.B , 5 .906% , 7/16/26 .... 4,291 2,493
a
8626051.SQ.FTS.B , 5 .909% , 7/16/26 .... 4,846 4,641
a
8627581.SQ.FTS.B , 6 .102% , 7/16/26 .... 13,107 1,383
a
8627745.SQ.FTS.B , 6 .443% , 7/16/26 .... 1,760 1,691
a
8627242.SQ.FTS.B , 6 .446% , 7/16/26 .... 8,760 8,656
a
8626207.SQ.FTS.B , 6 .447% , 7/16/26 .... 8,693 6,423
a
8630391.SQ.FTS.B , 4 .717% , 7/17/26 .... 1,823 1,798
a
8631430.SQ.FTS.B , 4 .72% , 7/17/26 ..... 6,757 6,510
a
8630477.SQ.FTS.B , 4 .724% , 7/17/26 .... 1,664 1,584
a
8628331.SQ.FTS.B , 5 .031% , 7/17/26 .... 26,109 25,698
a
8630033.SQ.FTS.B , 5 .346% , 7/17/26 .... 21,381 20,201
a
8630523.SQ.FTS.B , 5 .346% , 7/17/26 .... 9,588 9,192
a
8631297.SQ.FTS.B , 5 .347% , 7/17/26 .... 1,440 1,428
a
8629935.SQ.FTS.B , 5 .348% , 7/17/26 .... 4,758 4,447
a
8631607.SQ.FTS.B , 5 .595% , 7/17/26 .... 4,186 4,103
a
8629530.SQ.FTS.B , 5 .597% , 7/17/26 .... 14,016 13,761
a
8631766.SQ.FTS.B , 5 .912% , 7/17/26 .... 27,592 26,096

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8631516.SQ.FTS.B , 5 .915% , 7/17/26 .... $ 6,947 $ 4,894
a
8630706.SQ.FTS.B , 6 .101% , 7/17/26 .... 40,231 35,836
a
8629897.SQ.FTS.B , 6 .289% , 7/17/26 .... 68 66
a
8632346.SQ.FTS.B , 4 .717% , 7/18/26 .... 14,188 13,747
a
8631952.SQ.FTS.B , 4 .719% , 7/18/26 .... 16,046 10,636
a
8632098.SQ.FTS.B , 4 .719% , 7/18/26 .... 4,309 4,142
a
8632216.SQ.FTS.B , 4 .719% , 7/18/26 .... 13,309 12,333
a
8632155.SQ.FTS.B , 5 .599% , 7/18/26 .... 8,792 7,057
a
8632330.SQ.FTS.B , 6 .092% , 7/18/26 .... 1,559 1,443
a
8631847.SQ.FTS.B , 6 .11% , 7/18/26 ..... 908 721
a
8632134.SQ.FTS.B , 6 .44% , 7/18/26 ..... 692 679
a
8631876.SQ.FTS.B , 6 .445% , 7/18/26 .... 169 168
a
8632737.SQ.FTS.B , 4 .714% , 7/19/26 .... 2,436 1,993
a
8632513.SQ.FTS.B , 4 .717% , 7/19/26 .... 9,105 8,903
a
8633007.SQ.FTS.B , 4 .718% , 7/19/26 .... 9,908 9,735
a
8632852.SQ.FTS.B , 4 .719% , 7/19/26 .... 12,767 12,404
a
8632633.SQ.FTS.B , 5 .034% , 7/19/26 .... 3,094 3,033
a
8632673.SQ.FTS.B , 5 .348% , 7/19/26 .... 4,699 4,446
a
8632818.SQ.FTS.B , 6 .302% , 7/19/26 .... 545 485
a
8633563.SQ.FTS.B , 4 .715% , 7/20/26 .... 6,713 6,433
a
8633177.SQ.FTS.B , 4 .717% , 7/20/26 .... 1,974 1,938
a
8633237.SQ.FTS.B , 4 .717% , 7/20/26 .... 1,662 1,632
a
8633357.SQ.FTS.B , 4 .717% , 7/20/26 .... 5,836 5,518
a
8633814.SQ.FTS.B , 4 .717% , 7/20/26 .... 4,393 4,268
a
8633193.SQ.FTS.B , 4 .719% , 7/20/26 .... 4,239 4,079
a
8633529.SQ.FTS.B , 4 .719% , 7/20/26 .... 4,235 4,096
a
8633721.SQ.FTS.B , 4 .72% , 7/20/26 ..... 7,792 7,509
a
8633800.SQ.FTS.B , 4 .734% , 7/20/26 .... 1,408 1,312
a
8633867.SQ.FTS.B , 4 .741% , 7/20/26 .... 1,050 937
a
8633676.SQ.FTS.B , 5 .026% , 7/20/26 .... 1,330 1,297
a
8633268.SQ.FTS.B , 5 .031% , 7/20/26 .... 10,377 9,924
a
8633618.SQ.FTS.B , 5 .031% , 7/20/26 .... 1,627 1,575
a
8633645.SQ.FTS.B , 5 .034% , 7/20/26 .... 2,905 2,793
a
8633879.SQ.FTS.B , 5 .346% , 7/20/26 .... 8,285 8,102
a
8633707.SQ.FTS.B , 5 .597% , 7/20/26 .... 1,251 1,223
a
8633688.SQ.FTS.B , 5 .633% , 7/20/26 .... 597 589
a
8633481.SQ.FTS.B , 5 .912% , 7/20/26 .... 580 559
a
8633404.SQ.FTS.B , 6 .447% , 7/20/26 .... 7,936 7,516
a
8635886.SQ.FTS.B , 4 .717% , 7/21/26 .... 11,276 10,084
a
8636838.SQ.FTS.B , 4 .717% , 7/21/26 .... 54,130 53,011
a
8635338.SQ.FTS.B , 4 .718% , 7/21/26 .... 21,075 20,493
a
8636591.SQ.FTS.B , 4 .718% , 7/21/26 .... 12,163 11,911
a
8635191.SQ.FTS.B , 4 .719% , 7/21/26 .... 8,337 8,106
a
8635687.SQ.FTS.B , 4 .723% , 7/21/26 .... 3,006 2,924
a
8634827.SQ.FTS.B , 4 .724% , 7/21/26 .... 2,026 1,981
a
8636253.SQ.FTS.B , 5 .031% , 7/21/26 .... 28,280 24,506
Description
Principal
Amount Value
Block, Inc. (continued)
a
8636500.SQ.FTS.B , 5 .031% , 7/21/26 .... $ 7,724 $ 7,514
a
8634029.SQ.FTS.B , 5 .597% , 7/21/26 .... 879 872
a
8634175.SQ.FTS.B , 5 .597% , 7/21/26 .... 20,847 20,404
a
8634925.SQ.FTS.B , 6 .093% , 7/21/26 .... 1,806 1,753
a
8634051.SQ.FTS.B , 6 .103% , 7/21/26 .... 8,521 8,170
a
8634810.SQ.FTS.B , 6 .272% , 7/21/26 .... 304 289
a
8639688.SQ.FTS.B , 4 .711% , 7/22/26 .... 2,023 1,974
a
8639830.SQ.FTS.B , 4 .712% , 7/22/26 .... 1,955 1,873
a
8638757.SQ.FTS.B , 4 .714% , 7/22/26 .... 2,723 2,655
a
8639870.SQ.FTS.B , 4 .715% , 7/22/26 .... 3,345 3,010
a
8638894.SQ.FTS.B , 4 .717% , 7/22/26 .... 2,033 1,988
a
8639110.SQ.FTS.B , 4 .717% , 7/22/26 .... 16,649 16,092
a
8640323.SQ.FTS.B , 4 .717% , 7/22/26 .... 5,123 5,017
a
8637766.SQ.FTS.B , 4 .718% , 7/22/26 .... 3,900 3,774
a
8640376.SQ.FTS.B , 4 .718% , 7/22/26 .... 15,842 15,460
a
8638182.SQ.FTS.B , 4 .72% , 7/22/26 ..... 5,778 5,631
a
8640538.SQ.FTS.B , 4 .942% , 7/22/26 .... 1,019 829
a
8639103.SQ.FTS.B , 4 .953% , 7/22/26 .... 287 185
a
8638634.SQ.FTS.B , 5 .029% , 7/22/26 .... 3,440 3,325
a
8639736.SQ.FTS.B , 5 .031% , 7/22/26 .... 3,603 3,559
a
8640837.SQ.FTS.B , 5 .031% , 7/22/26 .... 3,405 3,325
a
8639729.SQ.FTS.B , 5 .34% , 7/22/26 ..... 1,805 1,491
a
8638821.SQ.FTS.B , 5 .343% , 7/22/26 .... 3,341 3,113
a
8638351.SQ.FTS.B , 5 .346% , 7/22/26 .... 2,761 2,589
a
8638480.SQ.FTS.B , 5 .346% , 7/22/26 .... 4,186 4,111
a
8640719.SQ.FTS.B , 5 .347% , 7/22/26 .... 7,701 7,489
a
8640009.SQ.FTS.B , 5 .597% , 7/22/26 .... 25,903 22,459
a
8640827.SQ.FTS.B , 6 .087% , 7/22/26 .... 697 638
a
8639353.SQ.FTS.B , 6 .101% , 7/22/26 .... 35,909 31,260
a
8639921.SQ.FTS.B , 6 .101% , 7/22/26 .... 2,242 2,223
a
8640554.SQ.FTS.B , 6 .101% , 7/22/26 .... 18,384 15,905
a
8637824.SQ.FTS.B , 6 .443% , 7/22/26 .... 2,472 2,377
a
8640299.SQ.FTS.B , 6 .447% , 7/22/26 .... 1,266 1,252
a
8638875.SQ.FTS.B , 6 .449% , 7/22/26 .... 1,126 1,105
a
8640551.SQ.FTS.B , 6 .458% , 7/22/26 .... 899 759
a
8646157.SQ.FTS.B , 4 .715% , 7/23/26 .... 1,823 1,497
a
8643973.SQ.FTS.B , 4 .717% , 7/23/26 .... 7,622 7,467
a
8644310.SQ.FTS.B , 4 .717% , 7/23/26 .... 813 802
a
8644339.SQ.FTS.B , 4 .717% , 7/23/26 .... 1,358 1,309
a
8644372.SQ.FTS.B , 4 .717% , 7/23/26 .... 3,409 3,282
a
8644402.SQ.FTS.B , 4 .717% , 7/23/26 .... 11,610 11,433
a
8644899.SQ.FTS.B , 4 .717% , 7/23/26 .... 54,300 52,544
a
8645822.SQ.FTS.B , 4 .717% , 7/23/26 .... 19,071 18,638
a
8645724.SQ.FTS.B , 4 .72% , 7/23/26 ..... 3,843 3,726
a
8644830.SQ.FTS.B , 4 .722% , 7/23/26 .... 4,547 4,383
a
8644207.SQ.FTS.B , 4 .724% , 7/23/26 .... 2,473 2,358

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8643406.SQ.FTS.B , 5 .031% , 7/23/26 .... $ 5,620 $ 5,202
a
8644240.SQ.FTS.B , 5 .036% , 7/23/26 .... 2,971 2,880
a
8643564.SQ.FTS.B , 5 .587% , 7/23/26 .... 992 974
a
8646165.SQ.FTS.B , 5 .597% , 7/23/26 .... 45,407 42,685
a
8646097.SQ.FTS.B , 5 .6% , 7/23/26 ...... 7,632 6,112
a
8643641.SQ.FTS.B , 6 .098% , 7/23/26 .... 2,092 1,979
a
8642969.SQ.FTS.B , 6 .101% , 7/23/26 .... 22,325 20,204
a
8643359.SQ.FTS.B , 6 .113% , 7/23/26 .... 1,254 1,202
a
8643951.SQ.FTS.B , 6 .294% , 7/23/26 .... 1,492 1,298
a
8644367.SQ.FTS.B , 6 .311% , 7/23/26 .... 311 294
a
8645706.SQ.FTS.B , 6 .453% , 7/23/26 .... 1,190 556
a
8650179.SQ.FTS.B , 4 .715% , 7/24/26 .... 4,447 3,980
a
8650583.SQ.FTS.B , 4 .716% , 7/24/26 .... 2,434 2,397
a
8648277.SQ.FTS.B , 4 .717% , 7/24/26 .... 62,953 61,201
a
8649420.SQ.FTS.B , 4 .717% , 7/24/26 .... 8,468 8,076
a
8650004.SQ.FTS.B , 4 .717% , 7/24/26 .... 7,529 7,322
a
8649701.SQ.FTS.B , 4 .719% , 7/24/26 .... 6,340 6,129
a
8650370.SQ.FTS.B , 4 .719% , 7/24/26 .... 11,849 11,437
a
8646746.SQ.FTS.B , 4 .72% , 7/24/26 ..... 6,105 5,970
a
8648113.SQ.FTS.B , 4 .72% , 7/24/26 ..... 3,709 3,652
a
8647888.SQ.FTS.B , 4 .722% , 7/24/26 .... 3,931 3,830
a
8647629.SQ.FTS.B , 4 .726% , 7/24/26 .... 1,960 1,899
a
8647688.SQ.FTS.B , 4 .939% , 7/24/26 .... 1,039 492
a
8649808.SQ.FTS.B , 5 .031% , 7/24/26 .... 9,376 7,674
a
8649863.SQ.FTS.B , 5 .041% , 7/24/26 .... 2,239 1,814
a
8650240.SQ.FTS.B , 5 .346% , 7/24/26 .... 4,331 4,175
a
8647093.SQ.FTS.B , 5 .597% , 7/24/26 .... 8,608 8,291
a
8648035.SQ.FTS.B , 5 .61% , 7/24/26 ..... 1,908 760
a
8647735.SQ.FTS.B , 6 .098% , 7/24/26 .... 1,110 1,096
a
8649905.SQ.FTS.B , 6 .292% , 7/24/26 .... 4,671 2,043
a
8650542.SQ.FTS.B , 6 .447% , 7/24/26 .... 1,227 1,188
a
8648257.SQ.FTS.B , 6 .453% , 7/24/26 .... 1,123 1,043
a
8650790.SQ.FTS.B , 4 .717% , 7/25/26 .... 20,486 19,857
a
8651192.SQ.FTS.B , 4 .717% , 7/25/26 .... 6,906 6,646
a
8651531.SQ.FTS.B , 4 .717% , 7/25/26 .... 1,391 1,350
a
8651564.SQ.FTS.B , 4 .718% , 7/25/26 .... 6,473 6,337
a
8651276.SQ.FTS.B , 4 .719% , 7/25/26 .... 3,710 3,651
a
8651338.SQ.FTS.B , 5 .031% , 7/25/26 .... 4,763 3,492
a
8651469.SQ.FTS.B , 5 .031% , 7/25/26 .... 4,562 4,437
a
8651388.SQ.FTS.B , 6 .105% , 7/25/26 .... 4,237 3,951
a
8651551.SQ.FTS.B , 6 .278% , 7/25/26 .... 626 528
a
8652365.SQ.FTS.B , 4 .711% , 7/26/26 .... 1,548 1,495
a
8652294.SQ.FTS.B , 4 .714% , 7/26/26 .... 1,952 1,890
a
8652093.SQ.FTS.B , 4 .721% , 7/26/26 .... 4,137 4,047
a
8652321.SQ.FTS.B , 4 .721% , 7/26/26 .... 3,229 3,152
a
8652141.SQ.FTS.B , 4 .738% , 7/26/26 .... 953 925
Description
Principal
Amount Value
Block, Inc. (continued)
a
8652172.SQ.FTS.B , 5 .6% , 7/26/26 ...... $ 8,368 $ 5,977
a
8652048.SQ.FTS.B , 6 .095% , 7/26/26 .... 4,708 480
a
8652269.SQ.FTS.B , 6 .099% , 7/26/26 .... 1,177 1,150
a
8651977.SQ.FTS.B , 6 .444% , 7/26/26 .... 5,326 4,768
a
8651944.SQ.FTS.B , 6 .45% , 7/26/26 ..... 4,157 2,265
a
8653146.SQ.FTS.B , 4 .713% , 7/27/26 .... 2,169 2,065
a
8653722.SQ.FTS.B , 4 .716% , 7/27/26 .... 7,484 7,240
a
8653859.SQ.FTS.B , 4 .717% , 7/27/26 .... 9,755 9,468
a
8654734.SQ.FTS.B , 4 .717% , 7/27/26 .... 26,813 26,270
a
8654141.SQ.FTS.B , 4 .719% , 7/27/26 .... 5,469 5,323
a
8653504.SQ.FTS.B , 4 .72% , 7/27/26 ..... 2,816 2,753
a
8653631.SQ.FTS.B , 5 .031% , 7/27/26 .... 1,864 1,771
a
8654222.SQ.FTS.B , 5 .031% , 7/27/26 .... 10,107 9,638
a
8654441.SQ.FTS.B , 5 .346% , 7/27/26 .... 9,809 9,697
a
8653686.SQ.FTS.B , 5 .586% , 7/27/26 .... 1,184 1,101
a
8655321.SQ.FTS.B , 6 .101% , 7/27/26 .... 14,958 14,637
a
8653075.SQ.FTS.B , 6 .116% , 7/27/26 .... 712 688
a
8653123.SQ.FTS.B , 6 .44% , 7/27/26 ..... 996 626
a
8654114.SQ.FTS.B , 6 .456% , 7/27/26 .... 1,130 1,065
a
8657656.SQ.FTS.B , 4 .715% , 7/28/26 .... 6,395 6,159
a
8656804.SQ.FTS.B , 4 .717% , 7/28/26 .... 2,906 2,840
a
8658803.SQ.FTS.B , 4 .717% , 7/28/26 .... 8,791 8,645
a
8659090.SQ.FTS.B , 4 .717% , 7/28/26 .... 13,926 13,338
a
8660670.SQ.FTS.B , 4 .717% , 7/28/26 .... 1,882 1,831
a
8658371.SQ.FTS.B , 4 .718% , 7/28/26 .... 7,804 7,570
a
8660345.SQ.FTS.B , 4 .718% , 7/28/26 .... 20,401 19,342
a
8661401.SQ.FTS.B , 4 .723% , 7/28/26 .... 3,159 3,090
a
8657546.SQ.FTS.B , 4 .725% , 7/28/26 .... 1,697 1,631
a
8661885.SQ.FTS.B , 4 .731% , 7/28/26 .... 1,436 1,397
a
8661275.SQ.FTS.B , 4 .93% , 7/28/26 ..... 1,044 1,009
a
8659366.SQ.FTS.B , 5 .031% , 7/28/26 .... 2,944 2,907
a
8661498.SQ.FTS.B , 5 .034% , 7/28/26 .... 2,768 2,651
a
8659511.SQ.FTS.B , 5 .345% , 7/28/26 .... 2,595 2,489
a
8661652.SQ.FTS.B , 5 .348% , 7/28/26 .... 4,330 3,893
a
8661317.SQ.FTS.B , 5 .35% , 7/28/26 ..... 4,850 257
a
8660025.SQ.FTS.B , 5 .588% , 7/28/26 .... 1,112 1,087
a
8656641.SQ.FTS.B , 5 .597% , 7/28/26 .... 2,968 2,910
a
8658327.SQ.FTS.B , 5 .606% , 7/28/26 .... 1,025 912
a
8657100.SQ.FTS.B , 6 .445% , 7/28/26 .... 2,807 2,724
a
8656737.SQ.FTS.B , 6 .448% , 7/28/26 .... 2,549 2,421
a
8660946.SQ.FTS.B , 6 .448% , 7/28/26 .... 6,829 6,749
a
8663251.SQ.FTS.B , 4 .716% , 7/29/26 .... 3,173 3,065
a
8667081.SQ.FTS.B , 4 .716% , 7/29/26 .... 9,789 8,747
a
8661962.SQ.FTS.B , 4 .717% , 7/29/26 .... 4,873 4,710
a
8663897.SQ.FTS.B , 4 .717% , 7/29/26 .... 2,942 2,864
a
8666292.SQ.FTS.B , 4 .717% , 7/29/26 .... 15,350 15,027

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8666763.SQ.FTS.B , 4 .718% , 7/29/26 .... $ 15,601 $ 15,227
a
8663729.SQ.FTS.B , 4 .719% , 7/29/26 .... 8,847 8,532
a
8662371.SQ.FTS.B , 5 .029% , 7/29/26 .... 2,533 2,475
a
8665342.SQ.FTS.B , 5 .031% , 7/29/26 .... 20,309 19,253
a
8665632.SQ.FTS.B , 5 .031% , 7/29/26 .... 16,372 15,812
a
8663012.SQ.FTS.B , 5 .344% , 7/29/26 .... 5,333 5,051
a
8662096.SQ.FTS.B , 5 .346% , 7/29/26 .... 3,653 3,529
a
8666939.SQ.FTS.B , 5 .346% , 7/29/26 .... 9,063 5,777
a
8663878.SQ.FTS.B , 5 .352% , 7/29/26 .... 1,668 1,386
a
8666921.SQ.FTS.B , 5 .597% , 7/29/26 .... 2,907 2,113
a
8663308.SQ.FTS.B , 5 .598% , 7/29/26 .... 21,129 20,194
a
8666125.SQ.FTS.B , 5 .598% , 7/29/26 .... 8,349 8,155
a
8662262.SQ.FTS.B , 5 .912% , 7/29/26 .... 6,159 3,985
a
8665333.SQ.FTS.B , 5 .912% , 7/29/26 .... 869 834
a
8664006.SQ.FTS.B , 5 .914% , 7/29/26 .... 4,711 4,480
a
8666485.SQ.FTS.B , 6 .093% , 7/29/26 .... 842 806
a
8662533.SQ.FTS.B , 6 .101% , 7/29/26 .... 19,407 11,106
a
8665605.SQ.FTS.B , 6 .11% , 7/29/26 ..... 760 719
a
8662222.SQ.FTS.B , 6 .114% , 7/29/26 .... 1,206 1,136
a
8664407.SQ.FTS.B , 6 .447% , 7/29/26 .... 2,328 2,168
a
8665978.SQ.FTS.B , 6 .447% , 7/29/26 .... 10,220 9,902
a
8666605.SQ.FTS.B , 6 .447% , 7/29/26 .... 1,919 1,725
a
8666500.SQ.FTS.B , 6 .448% , 7/29/26 .... 4,067 3,998
a
8662960.SQ.FTS.B , 6 .452% , 7/29/26 .... 1,336 709
a
8662511.SQ.FTS.B , 6 .461% , 7/29/26 .... 771 684
a
8671171.SQ.FTS.B , 4 .717% , 7/30/26 .... 6,868 6,707
a
8671813.SQ.FTS.B , 4 .717% , 7/30/26 .... 26,486 25,604
a
8673788.SQ.FTS.B , 4 .717% , 7/30/26 .... 17,457 17,073
a
8674072.SQ.FTS.B , 4 .717% , 7/30/26 .... 18,983 15,482
a
8669844.SQ.FTS.B , 4 .72% , 7/30/26 ..... 4,900 4,817
a
8671643.SQ.FTS.B , 4 .732% , 7/30/26 .... 869 856
a
8672633.SQ.FTS.B , 4 .923% , 7/30/26 .... 697 314
a
8672469.SQ.FTS.B , 5 .031% , 7/30/26 .... 2,818 2,710
a
8673724.SQ.FTS.B , 5 .336% , 7/30/26 .... 1,023 979
a
8674644.SQ.FTS.B , 5 .338% , 7/30/26 .... 3,318 2,633
a
8672560.SQ.FTS.B , 5 .346% , 7/30/26 .... 1,766 1,725
a
8673674.SQ.FTS.B , 5 .347% , 7/30/26 .... 1,196 1,177
a
8673350.SQ.FTS.B , 5 .348% , 7/30/26 .... 2,915 2,776
a
8673307.SQ.FTS.B , 5 .595% , 7/30/26 .... 2,765 2,553
a
8673738.SQ.FTS.B , 5 .595% , 7/30/26 .... 3,999 3,825
a
8670642.SQ.FTS.B , 5 .597% , 7/30/26 .... 15,610 10,138
a
8670041.SQ.FTS.B , 5 .6% , 7/30/26 ...... 4,797 4,645
a
8672842.SQ.FTS.B , 6 .101% , 7/30/26 .... 14,018 13,850
a
8672694.SQ.FTS.B , 6 .102% , 7/30/26 .... 8,930 7,813
a
8671669.SQ.FTS.B , 6 .299% , 7/30/26 .... 1,727 972
a
8669992.SQ.FTS.B , 6 .441% , 7/30/26 .... 485 476
Description
Principal
Amount Value
Block, Inc. (continued)
a
8674351.SQ.FTS.B , 6 .446% , 7/30/26 .... $ 9,683 $ 9,480
a
8675586.SQ.FTS.B , 4 .717% , 7/31/26 .... 4,802 4,629
a
8675939.SQ.FTS.B , 4 .717% , 7/31/26 .... 2,701 2,613
a
8676170.SQ.FTS.B , 4 .717% , 7/31/26 .... 3,360 3,251
a
8677079.SQ.FTS.B , 4 .717% , 7/31/26 .... 6,371 6,127
a
8677765.SQ.FTS.B , 4 .717% , 7/31/26 .... 14,241 13,558
a
8678042.SQ.FTS.B , 4 .717% , 7/31/26 .... 12,501 6,114
a
8678851.SQ.FTS.B , 4 .717% , 7/31/26 .... 26,984 26,245
a
8679954.SQ.FTS.B , 4 .717% , 7/31/26 .... 8,380 8,208
a
8678689.SQ.FTS.B , 4 .718% , 7/31/26 .... 7,888 7,591
a
8675118.SQ.FTS.B , 4 .719% , 7/31/26 .... 7,230 7,074
a
8678470.SQ.FTS.B , 4 .719% , 7/31/26 .... 14,469 13,897
a
8679727.SQ.FTS.B , 4 .72% , 7/31/26 ..... 3,795 3,687
a
8678369.SQ.FTS.B , 4 .721% , 7/31/26 .... 5,051 4,855
a
8676944.SQ.FTS.B , 4 .724% , 7/31/26 .... 2,661 2,602
a
8679860.SQ.FTS.B , 4 .724% , 7/31/26 .... 3,269 3,075
a
8676897.SQ.FTS.B , 4 .727% , 7/31/26 .... 2,152 2,087
a
8678639.SQ.FTS.B , 5 .023% , 7/31/26 .... 1,908 1,846
a
8676458.SQ.FTS.B , 5 .031% , 7/31/26 .... 3,747 3,671
a
8678231.SQ.FTS.B , 5 .031% , 7/31/26 .... 8,825 8,256
a
8679808.SQ.FTS.B , 5 .031% , 7/31/26 .... 2,508 2,360
a
8674871.SQ.FTS.B , 5 .352% , 7/31/26 .... 1,124 1,104
a
8676076.SQ.FTS.B , 5 .358% , 7/31/26 .... 1,327 1,295
a
8677332.SQ.FTS.B , 5 .593% , 7/31/26 .... 3,105 2,894
a
8676046.SQ.FTS.B , 5 .633% , 7/31/26 .... 269 263
a
8679284.SQ.FTS.B , 5 .915% , 7/31/26 .... 919 872
a
8677291.SQ.FTS.B , 6 .296% , 7/31/26 .... 355 351
a
8675880.SQ.FTS.B , 6 .443% , 7/31/26 .... 1,792 190
8677487.SQ.FTS.B , 6 .448% , 7/31/26 .... 28,028 164
a
8675009.SQ.FTS.B , 6 .449% , 7/31/26 .... 2,162 1,952
a
8680878.SQ.FTS.B , 4 .711% , 8/01/26 .... 1,353 1,316
a
8680154.SQ.FTS.B , 4 .717% , 8/01/26 .... 13,209 11,278
a
8680454.SQ.FTS.B , 4 .717% , 8/01/26 .... 12,137 11,865
a
8680779.SQ.FTS.B , 4 .719% , 8/01/26 .... 13,925 12,318
a
8680585.SQ.FTS.B , 4 .953% , 8/01/26 .... 1,363 593
a
8680312.SQ.FTS.B , 5 .031% , 8/01/26 .... 13,870 13,280
a
8680899.SQ.FTS.B , 5 .031% , 8/01/26 .... 7,355 7,193
a
8680998.SQ.FTS.B , 5 .346% , 8/01/26 .... 644 616
a
8680592.SQ.FTS.B , 5 .351% , 8/01/26 .... 6,421 3,794
a
8680690.SQ.FTS.B , 5 .597% , 8/01/26 .... 4,489 4,347
a
8680760.SQ.FTS.B , 5 .616% , 8/01/26 .... 1,069 738
a
8681015.SQ.FTS.B , 5 .899% , 8/01/26 .... 612 603
a
8680748.SQ.FTS.B , 6 .296% , 8/01/26 .... 725 692
a
8681715.SQ.FTS.B , 4 .712% , 8/02/26 .... 2,373 2,319
a
8681766.SQ.FTS.B , 4 .716% , 8/02/26 .... 2,929 2,827
a
8681080.SQ.FTS.B , 4 .717% , 8/02/26 .... 10,266 9,946

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8681316.SQ.FTS.B , 4 .717% , 8/02/26 .... $ 8,096 $ 7,834
a
8681429.SQ.FTS.B , 4 .717% , 8/02/26 .... 7,587 7,330
a
8681570.SQ.FTS.B , 5 .031% , 8/02/26 .... 1,734 1,701
a
8681734.SQ.FTS.B , 5 .343% , 8/02/26 .... 1,850 1,797
a
8681191.SQ.FTS.B , 5 .344% , 8/02/26 .... 3,073 3,024
a
8681652.SQ.FTS.B , 5 .592% , 8/02/26 .... 2,632 2,536
a
8681586.SQ.FTS.B , 5 .597% , 8/02/26 .... 6,687 6,252
a
8681807.SQ.FTS.B , 5 .597% , 8/02/26 .... 16,666 16,139
a
8681025.SQ.FTS.B , 6 .098% , 8/02/26 .... 3,449 3,373
a
8681754.SQ.FTS.B , 6 .101% , 8/02/26 .... 1,482 946
a
8681301.SQ.FTS.B , 6 .11% , 8/02/26 ..... 574 563
a
8681677.SQ.FTS.B , 6 .444% , 8/02/26 .... 2,387 2,291
a
8681257.SQ.FTS.B , 6 .449% , 8/02/26 .... 2,548 2,324
a
8681406.SQ.FTS.B , 6 .449% , 8/02/26 .... 1,631 1,526
a
8681518.SQ.FTS.B , 6 .453% , 8/02/26 .... 3,548 2,114
a
8686055.SQ.FTS.B , 4 .714% , 8/03/26 .... 4,497 4,313
a
8687028.SQ.FTS.B , 4 .715% , 8/03/26 .... 7,911 6,951
a
8687076.SQ.FTS.B , 4 .715% , 8/03/26 .... 4,756 4,618
a
8683516.SQ.FTS.B , 4 .717% , 8/03/26 .... 12,968 12,620
a
8684714.SQ.FTS.B , 4 .717% , 8/03/26 .... 18,055 16,847
a
8686777.SQ.FTS.B , 4 .717% , 8/03/26 .... 6,787 6,615
a
8684972.SQ.FTS.B , 4 .718% , 8/03/26 .... 58,850 23,207
a
8687207.SQ.FTS.B , 4 .718% , 8/03/26 .... 32,904 31,853
a
8684467.SQ.FTS.B , 4 .719% , 8/03/26 .... 11,006 10,492
a
8686662.SQ.FTS.B , 4 .719% , 8/03/26 .... 4,871 4,561
a
8686729.SQ.FTS.B , 4 .722% , 8/03/26 .... 4,214 4,095
a
8685583.SQ.FTS.B , 5 .031% , 8/03/26 .... 25,085 24,275
a
8686960.SQ.FTS.B , 5 .031% , 8/03/26 .... 6,243 1,765
a
8686623.SQ.FTS.B , 5 .346% , 8/03/26 .... 3,810 3,702
a
8685570.SQ.FTS.B , 5 .591% , 8/03/26 .... 2,200 1,395
a
8686948.SQ.FTS.B , 5 .627% , 8/03/26 .... 307 282
a
8686239.SQ.FTS.B , 5 .914% , 8/03/26 .... 10,614 6,712
a
8685997.SQ.FTS.B , 6 .097% , 8/03/26 .... 2,620 1,945
a
8686023.SQ.FTS.B , 6 .101% , 8/03/26 .... 3,655 3,372
a
8687158.SQ.FTS.B , 6 .304% , 8/03/26 .... 746 699
a
8687166.SQ.FTS.B , 6 .444% , 8/03/26 .... 2,898 1,788
a
8690907.SQ.FTS.B , 4 .71% , 8/04/26 ..... 2,576 2,494
a
8691610.SQ.FTS.B , 4 .71% , 8/04/26 ..... 2,356 2,253
a
8691528.SQ.FTS.B , 4 .712% , 8/04/26 .... 3,027 2,963
a
8691436.SQ.FTS.B , 4 .715% , 8/04/26 .... 5,849 4,836
a
8690853.SQ.FTS.B , 4 .717% , 8/04/26 .... 2,993 2,925
a
8692062.SQ.FTS.B , 4 .717% , 8/04/26 .... 1,251 1,222
a
8692936.SQ.FTS.B , 4 .717% , 8/04/26 .... 14,165 13,871
a
8690167.SQ.FTS.B , 4 .72% , 8/04/26 ..... 3,053 2,910
a
8691252.SQ.FTS.B , 4 .934% , 8/04/26 .... 1,054 997
a
8690351.SQ.FTS.B , 5 .031% , 8/04/26 .... 11,359 11,221
Description
Principal
Amount Value
Block, Inc. (continued)
a
8691686.SQ.FTS.B , 5 .031% , 8/04/26 .... $ 7,079 $ 6,668
a
8692292.SQ.FTS.B , 5 .031% , 8/04/26 .... 9,880 9,580
a
8692686.SQ.FTS.B , 5 .031% , 8/04/26 .... 3,980 3,898
a
8693323.SQ.FTS.B , 5 .031% , 8/04/26 .... 20,168 19,743
a
8692252.SQ.FTS.B , 5 .343% , 8/04/26 .... 2,539 2,123
a
8687773.SQ.FTS.B , 5 .346% , 8/04/26 .... 5,081 4,869
a
8689344.SQ.FTS.B , 5 .346% , 8/04/26 .... 4,276 4,188
a
8687514.SQ.FTS.B , 5 .348% , 8/04/26 .... 13,304 10,268
a
8691936.SQ.FTS.B , 5 .597% , 8/04/26 .... 8,110 7,157
a
8687448.SQ.FTS.B , 5 .608% , 8/04/26 .... 460 452
a
8690966.SQ.FTS.B , 6 .427% , 8/04/26 .... 623 597
a
8692856.SQ.FTS.B , 6 .445% , 8/04/26 .... 6,171 3,449
a
8688931.SQ.FTS.B , 6 .447% , 8/04/26 .... 5,106 5,030
a
8690701.SQ.FTS.B , 6 .448% , 8/04/26 .... 7,700 7,575
a
8690231.SQ.FTS.B , 6 .45% , 8/04/26 ..... 7,471 5,198
8691057.SQ.FTS.B , 6 .451% , 8/04/26 .... 1,988 113
a
8690943.SQ.FTS.B , 6 .459% , 8/04/26 .... 663 649
a
8690988.SQ.FTS.B , 6 .499% , 8/04/26 .... 307 297
a
8697839.SQ.FTS.B , 4 .711% , 8/05/26 .... 1,651 1,613
a
8694296.SQ.FTS.B , 4 .714% , 8/05/26 .... 4,181 4,046
a
8697290.SQ.FTS.B , 4 .716% , 8/05/26 .... 7,814 7,516
a
8697514.SQ.FTS.B , 4 .716% , 8/05/26 .... 7,425 7,177
a
8694863.SQ.FTS.B , 4 .717% , 8/05/26 .... 18,739 18,281
a
8695787.SQ.FTS.B , 4 .717% , 8/05/26 .... 7,467 7,310
a
8698426.SQ.FTS.B , 4 .717% , 8/05/26 .... 7,482 7,147
a
8696649.SQ.FTS.B , 4 .718% , 8/05/26 .... 11,946 11,730
a
8697049.SQ.FTS.B , 4 .721% , 8/05/26 .... 3,416 3,254
a
8694682.SQ.FTS.B , 4 .722% , 8/05/26 .... 5,441 4,886
a
8695639.SQ.FTS.B , 4 .722% , 8/05/26 .... 2,192 2,090
a
8693448.SQ.FTS.B , 5 .031% , 8/05/26 .... 21,952 21,485
a
8698279.SQ.FTS.B , 5 .031% , 8/05/26 .... 6,655 5,683
a
8697206.SQ.FTS.B , 5 .341% , 8/05/26 .... 3,777 2,632
a
8698354.SQ.FTS.B , 5 .345% , 8/05/26 .... 2,514 2,450
a
8697448.SQ.FTS.B , 5 .346% , 8/05/26 .... 3,102 2,948
a
8697685.SQ.FTS.B , 5 .346% , 8/05/26 .... 4,377 4,311
a
8697878.SQ.FTS.B , 5 .346% , 8/05/26 .... 3,107 3,002
a
8698119.SQ.FTS.B , 5 .346% , 8/05/26 .... 8,538 8,305
a
8695923.SQ.FTS.B , 5 .598% , 8/05/26 .... 32,494 31,485
a
8697099.SQ.FTS.B , 5 .915% , 8/05/26 .... 5,721 5,570
a
8695717.SQ.FTS.B , 6 .095% , 8/05/26 .... 3,606 2,054
a
8695674.SQ.FTS.B , 6 .289% , 8/05/26 .... 2,931 2,405
a
8698352.SQ.FTS.B , 6 .439% , 8/05/26 .... 864 687
a
8697638.SQ.FTS.B , 6 .444% , 8/05/26 .... 2,382 2,336
a
8705759.SQ.FTS.B , 4 .717% , 8/06/26 .... 56,496 55,007
a
8701775.SQ.FTS.B , 4 .718% , 8/06/26 .... 3,568 3,459
a
8701882.SQ.FTS.B , 4 .718% , 8/06/26 .... 18,000 16,234

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8704881.SQ.FTS.B , 4 .718% , 8/06/26 .... $ 4,421 $ 4,197
a
8704241.SQ.FTS.B , 5 .031% , 8/06/26 .... 21,877 21,466
a
8704966.SQ.FTS.B , 5 .031% , 8/06/26 .... 29,743 29,104
a
8701599.SQ.FTS.B , 5 .346% , 8/06/26 .... 13,469 12,944
a
8703138.SQ.FTS.B , 5 .346% , 8/06/26 .... 6,601 6,417
a
8703402.SQ.FTS.B , 5 .594% , 8/06/26 .... 4,762 4,607
a
8701522.SQ.FTS.B , 5 .596% , 8/06/26 .... 2,499 2,451
a
8701588.SQ.FTS.B , 5 .599% , 8/06/26 .... 826 811
a
8704684.SQ.FTS.B , 5 .601% , 8/06/26 .... 3,922 3,819
a
8703226.SQ.FTS.B , 5 .91% , 8/06/26 ..... 2,521 2,483
a
8702407.SQ.FTS.B , 6 .101% , 8/06/26 .... 20,667 19,522
a
8705703.SQ.FTS.B , 6 .116% , 8/06/26 .... 1,073 897
a
8705620.SQ.FTS.B , 6 .289% , 8/06/26 .... 3,615 3,377
a
8701858.SQ.FTS.B , 6 .294% , 8/06/26 .... 1,866 544
a
8703347.SQ.FTS.B , 6 .44% , 8/06/26 ..... 1,425 1,292
a
8704835.SQ.FTS.B , 6 .449% , 8/06/26 .... 1,135 1,017
a
8703589.SQ.FTS.B , 6 .469% , 8/06/26 .... 467 451
a
8710630.SQ.FTS.B , 4 .708% , 8/07/26 .... 1,066 1,040
a
8709775.SQ.FTS.B , 4 .715% , 8/07/26 .... 4,770 4,686
a
8710424.SQ.FTS.B , 4 .717% , 8/07/26 .... 6,167 6,083
a
8710688.SQ.FTS.B , 4 .717% , 8/07/26 .... 3,488 3,371
a
8710044.SQ.FTS.B , 4 .718% , 8/07/26 .... 23,416 22,965
a
8709756.SQ.FTS.B , 5 .023% , 8/07/26 .... 2,017 1,911
a
8710592.SQ.FTS.B , 5 .027% , 8/07/26 .... 2,186 1,698
a
8708587.SQ.FTS.B , 5 .031% , 8/07/26 .... 7,095 6,942
a
8708807.SQ.FTS.B , 5 .031% , 8/07/26 .... 41,321 40,304
a
8710784.SQ.FTS.B , 5 .031% , 8/07/26 .... 58,998 56,531
a
8709880.SQ.FTS.B , 5 .034% , 8/07/26 .... 2,709 2,632
a
8709740.SQ.FTS.B , 5 .347% , 8/07/26 .... 1,614 1,570
a
8709691.SQ.FTS.B , 5 .352% , 8/07/26 .... 2,297 2,167
a
8709982.SQ.FTS.B , 5 .915% , 8/07/26 .... 5,968 5,740
a
8709719.SQ.FTS.B , 5 .934% , 8/07/26 .... 1,003 917
a
8709944.SQ.FTS.B , 6 .092% , 8/07/26 .... 2,632 2,340
a
8708525.SQ.FTS.B , 6 .106% , 8/07/26 .... 992 978
a
8709725.SQ.FTS.B , 6 .442% , 8/07/26 .... 727 702
a
8706498.SQ.FTS.B , 6 .447% , 8/07/26 .... 2,222 2,115
a
8711741.SQ.FTS.B , 4 .717% , 8/08/26 .... 5,648 5,090
a
8710953.SQ.FTS.B , 4 .718% , 8/08/26 .... 15,619 15,072
a
8711403.SQ.FTS.B , 4 .719% , 8/08/26 .... 8,732 8,419
a
8711642.SQ.FTS.B , 4 .72% , 8/08/26 ..... 6,243 6,033
a
8711199.SQ.FTS.B , 5 .026% , 8/08/26 .... 1,609 1,542
a
8711263.SQ.FTS.B , 5 .596% , 8/08/26 .... 3,199 3,020
a
8711304.SQ.FTS.B , 5 .909% , 8/08/26 .... 3,434 3,388
a
8711111.SQ.FTS.B , 6 .447% , 8/08/26 ..... 1,091 1,013
a
8711222.SQ.FTS.B , 6 .448% , 8/08/26 .... 3,244 2,728
a
8712106.SQ.FTS.B , 4 .713% , 8/09/26 .... 4,262 4,132
Description
Principal
Amount Value
Block, Inc. (continued)
a
8711852.SQ.FTS.B , 4 .717% , 8/09/26 .... $ 3,307 $ 3,213
a
8712219.SQ.FTS.B , 4 .717% , 8/09/26 .... 994 969
a
8712239.SQ.FTS.B , 4 .717% , 8/09/26 .... 6,829 6,523
a
8711961.SQ.FTS.B , 4 .72% , 8/09/26 ..... 7,211 7,038
a
8711907.SQ.FTS.B , 4 .721% , 8/09/26 .... 5,289 5,072
a
8712162.SQ.FTS.B , 4 .721% , 8/09/26 .... 4,519 4,437
a
8712295.SQ.FTS.B , 5 .031% , 8/09/26 .... 6,803 5,807
a
8712494.SQ.FTS.B , 5 .347% , 8/09/26 .... 17,209 16,515
a
8712346.SQ.FTS.B , 5 .352% , 8/09/26 .... 1,673 1,650
a
8711836.SQ.FTS.B , 5 .355% , 8/09/26 .... 1,156 1,129
a
8712421.SQ.FTS.B , 5 .586% , 8/09/26 .... 1,253 1,108
a
8712036.SQ.FTS.B , 5 .899% , 8/09/26 .... 1,334 1,208
a
8712437.SQ.FTS.B , 6 .104% , 8/09/26 .... 2,387 2,336
a
8717035.SQ.FTS.B , 4 .712% , 8/10/26 .... 3,451 3,327
a
8716005.SQ.FTS.B , 4 .717% , 8/10/26 .... 2,888 2,818
a
8716211.SQ.FTS.B , 4 .717% , 8/10/26 .... 26,815 25,983
a
8716618.SQ.FTS.B , 4 .717% , 8/10/26 .... 13,301 12,939
a
8713885.SQ.FTS.B , 4 .718% , 8/10/26 .... 16,792 16,218
a
8714669.SQ.FTS.B , 4 .721% , 8/10/26 .... 5,143 4,985
a
8715469.SQ.FTS.B , 4 .724% , 8/10/26 .... 1,521 1,476
a
8715608.SQ.FTS.B , 4 .73% , 8/10/26 ..... 1,646 1,600
a
8717490.SQ.FTS.B , 5 .024% , 8/10/26 .... 3,155 2,802
a
8716137.SQ.FTS.B , 5 .034% , 8/10/26 .... 3,140 3,036
a
8715519.SQ.FTS.B , 5 .037% , 8/10/26 .... 1,344 1,314
a
8717155.SQ.FTS.B , 5 .346% , 8/10/26 .... 8,563 8,323
a
8717541.SQ.FTS.B , 5 .346% , 8/10/26 .... 38,428 37,834
a
8715651.SQ.FTS.B , 5 .347% , 8/10/26 .... 11,364 11,237
a
8715534.SQ.FTS.B , 5 .351% , 8/10/26 .... 4,411 3,731
a
8716867.SQ.FTS.B , 5 .594% , 8/10/26 .... 4,044 3,635
a
8716943.SQ.FTS.B , 5 .907% , 8/10/26 .... 930 916
a
8714787.SQ.FTS.B , 5 .912% , 8/10/26 .... 12,127 11,820
a
8714584.SQ.FTS.B , 6 .099% , 8/10/26 .... 1,184 1,082
a
8716827.SQ.FTS.B , 6 .104% , 8/10/26 .... 2,119 1,977
a
8713729.SQ.FTS.B , 6 .105% , 8/10/26 .... 1,749 1,113
a
8716067.SQ.FTS.B , 6 .287% , 8/10/26 .... 2,030 1,883
a
8716808.SQ.FTS.B , 6 .434% , 8/10/26 .... 745 646
a
8717411.SQ.FTS.B , 6 .439% , 8/10/26 .... 1,749 1,254
a
8716970.SQ.FTS.B , 6 .45% , 8/10/26 ..... 4,929 3,085
a
8719664.SQ.FTS.B , 4 .71% , 8/11/26 ..... 2,718 2,627
a
8717949.SQ.FTS.B , 4 .717% , 8/11/26 .... 7,419 7,123
a
8721367.SQ.FTS.B , 4 .717% , 8/11/26 .... 6,155 6,013
a
8721511.SQ.FTS.B , 4 .717% , 8/11/26 .... 34,018 32,624
a
8721296.SQ.FTS.B , 4 .721% , 8/11/26 .... 2,642 2,573
a
8721942.SQ.FTS.B , 5 .026% , 8/11/26 .... 3,109 2,908
a
8718142.SQ.FTS.B , 5 .031% , 8/11/26 .... 50,497 49,221
a
8720577.SQ.FTS.B , 5 .031% , 8/11/26 .... 689 638

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8720786.SQ.FTS.B , 5 .031% , 8/11/26 .... $ 4,662 $ 4,514
a
8722074.SQ.FTS.B , 5 .031% , 8/11/26 .... 43,877 43,029
a
8720915.SQ.FTS.B , 5 .346% , 8/11/26 .... 16,116 15,572
a
8720068.SQ.FTS.B , 5 .911% , 8/11/26 .... 49,282 30,483
a
8720674.SQ.FTS.B , 5 .915% , 8/11/26 .... 2,901 2,811
a
8720913.SQ.FTS.B , 6 .085% , 8/11/26 .... 488 472
a
8722036.SQ.FTS.B , 6 .102% , 8/11/26 .... 1,967 1,917
a
8721995.SQ.FTS.B , 6 .113% , 8/11/26 .... 1,169 1,149
a
8719731.SQ.FTS.B , 6 .448% , 8/11/26 .... 11,621 11,406
a
8721150.SQ.FTS.B , 6 .448% , 8/11/26 .... 5,627 5,449
a
8722961.SQ.FTS.B , 4 .712% , 8/12/26 .... 4,589 3,753
a
8723939.SQ.FTS.B , 4 .717% , 8/12/26 .... 8,031 7,728
a
8726137.SQ.FTS.B , 4 .717% , 8/12/26 .... 3,398 3,298
a
8726506.SQ.FTS.B , 4 .718% , 8/12/26 .... 29,778 28,922
a
8723632.SQ.FTS.B , 5 .031% , 8/12/26 .... 11,220 10,986
a
8724768.SQ.FTS.B , 5 .031% , 8/12/26 .... 8,437 7,763
a
8724926.SQ.FTS.B , 5 .031% , 8/12/26 .... 12,071 11,566
a
8725236.SQ.FTS.B , 5 .031% , 8/12/26 .... 5,687 5,480
a
8722122.SQ.FTS.B , 5 .346% , 8/12/26 .... 18,346 18,009
a
8725344.SQ.FTS.B , 5 .346% , 8/12/26 .... 38,055 37,244
a
8723567.SQ.FTS.B , 5 .593% , 8/12/26 .... 4,000 3,793
a
8722921.SQ.FTS.B , 5 .66% , 8/12/26 ..... 782 479
a
8725200.SQ.FTS.B , 6 .093% , 8/12/26 .... 2,748 2,274
a
8723083.SQ.FTS.B , 6 .101% , 8/12/26 .... 25,392 15,496
a
8726084.SQ.FTS.B , 6 .453% , 8/12/26 .... 1,885 1,491
a
8731033.SQ.FTS.B , 4 .715% , 8/13/26 .... 6,943 6,672
a
8732659.SQ.FTS.B , 4 .715% , 8/13/26 .... 8,152 7,204
a
8731110.SQ.FTS.B , 4 .717% , 8/13/26 .... 2,930 2,584
a
8731276.SQ.FTS.B , 4 .717% , 8/13/26 .... 21,552 20,709
a
8731893.SQ.FTS.B , 4 .717% , 8/13/26 .... 25,449 24,651
a
8732928.SQ.FTS.B , 4 .717% , 8/13/26 .... 1,184 1,142
a
8732958.SQ.FTS.B , 4 .717% , 8/13/26 .... 8,996 8,525
a
8734256.SQ.FTS.B , 4 .717% , 8/13/26 .... 6,926 6,660
a
8734427.SQ.FTS.B , 4 .717% , 8/13/26 .... 1,416 1,369
a
8734639.SQ.FTS.B , 4 .717% , 8/13/26 .... 25,038 24,075
a
8732779.SQ.FTS.B , 4 .721% , 8/13/26 .... 1,800 1,717
a
8731142.SQ.FTS.B , 4 .73% , 8/13/26 ..... 1,702 1,654
a
8731254.SQ.FTS.B , 5 .031% , 8/13/26 .... 2,518 2,308
a
8733116.SQ.FTS.B , 5 .031% , 8/13/26 .... 35,431 33,223
a
8735089.SQ.FTS.B , 5 .031% , 8/13/26 .... 6,208 4,109
a
8733952.SQ.FTS.B , 5 .344% , 8/13/26 .... 5,931 5,714
a
8734081.SQ.FTS.B , 5 .344% , 8/13/26 .... 7,759 6,871
a
8733763.SQ.FTS.B , 5 .346% , 8/13/26 .... 8,627 7,583
a
8735032.SQ.FTS.B , 5 .347% , 8/13/26 .... 2,808 2,726
a
8734489.SQ.FTS.B , 5 .598% , 8/13/26 .... 4,007 3,893
a
8732544.SQ.FTS.B , 6 .098% , 8/13/26 .... 3,652 3,557
Description
Principal
Amount Value
Block, Inc. (continued)
a
8731659.SQ.FTS.B , 6 .1% , 8/13/26 ...... $ 5,307 $ 4,768
a
8735076.SQ.FTS.B , 6 .103% , 8/13/26 .... 1,403 889
a
8732750.SQ.FTS.B , 6 .105% , 8/13/26 .... 842 822
a
8731863.SQ.FTS.B , 6 .118% , 8/13/26 .... 694 662
a
8732814.SQ.FTS.B , 6 .289% , 8/13/26 .... 2,158 872
a
8731734.SQ.FTS.B , 6 .449% , 8/13/26 .... 2,655 2,580
a
8738820.SQ.FTS.B , 4 .717% , 8/14/26 .... 51,850 50,000
a
8736591.SQ.FTS.B , 4 .72% , 8/14/26 ..... 2,972 2,900
a
8738204.SQ.FTS.B , 4 .726% , 8/14/26 .... 2,337 2,272
a
8735411.SQ.FTS.B , 5 .031% , 8/14/26 .... 27,758 26,803
a
8738044.SQ.FTS.B , 5 .031% , 8/14/26 .... 12,511 10,706
a
8736986.SQ.FTS.B , 5 .349% , 8/14/26 .... 10,150 1,887
a
8737181.SQ.FTS.B , 5 .597% , 8/14/26 .... 54,295 48,558
a
8738022.SQ.FTS.B , 5 .6% , 8/14/26 ...... 812 569
a
8738248.SQ.FTS.B , 5 .909% , 8/14/26 .... 2,520 2,464
a
8736763.SQ.FTS.B , 5 .914% , 8/14/26 .... 5,234 5,093
a
8738355.SQ.FTS.B , 5 .927% , 8/14/26 .... 1,247 1,139
a
8736721.SQ.FTS.B , 6 .102% , 8/14/26 .... 4,387 4,020
a
8737978.SQ.FTS.B , 6 .462% , 8/14/26 .... 826 802
a
8739943.SQ.FTS.B , 4 .717% , 8/15/26 .... 630 616
a
8739949.SQ.FTS.B , 4 .717% , 8/15/26 .... 7,146 6,945
a
8739218.SQ.FTS.B , 5 .031% , 8/15/26 .... 64,635 63,087
a
8739849.SQ.FTS.B , 5 .346% , 8/15/26 .... 2,715 2,666
a
8739830.SQ.FTS.B , 5 .63% , 8/15/26 ..... 2,084 106
a
8739905.SQ.FTS.B , 6 .106% , 8/15/26 .... 2,391 2,167
a
8740649.SQ.FTS.B , 4 .714% , 8/16/26 .... 1,670 1,646
8740604.SQ.FTS.B , 4 .715% , 8/16/26 .... 6,686 557
a
8740545.SQ.FTS.B , 4 .719% , 8/16/26 .... 5,163 5,034
a
8740764.SQ.FTS.B , 5 .026% , 8/16/26 .... 1,296 1,275
a
8740713.SQ.FTS.B , 5 .031% , 8/16/26 .... 4,100 3,987
a
8740391.SQ.FTS.B , 5 .597% , 8/16/26 .... 8,060 7,878
a
8740039.SQ.FTS.B , 5 .598% , 8/16/26 .... 27,662 24,574
a
8740302.SQ.FTS.B , 5 .602% , 8/16/26 .... 1,424 1,359
a
8740376.SQ.FTS.B , 5 .914% , 8/16/26 .... 787 765
a
8740321.SQ.FTS.B , 6 .289% , 8/16/26 .... 4,528 4,076
a
8740298.SQ.FTS.B , 6 .304% , 8/16/26 .... 393 372
a
8740682.SQ.FTS.B , 6 .447% , 8/16/26 .... 1,951 1,864
a
8740791.SQ.FTS.B , 6 .447% , 8/16/26 .... 1,521 1,509
a
8741536.SQ.FTS.B , 4 .716% , 8/17/26 .... 7,196 7,006
a
8741345.SQ.FTS.B , 4 .717% , 8/17/26 .... 4,205 4,116
a
8741830.SQ.FTS.B , 4 .717% , 8/17/26 .... 28,123 26,768
a
8741094.SQ.FTS.B , 5 .031% , 8/17/26 .... 4,742 4,600
a
8741495.SQ.FTS.B , 5 .031% , 8/17/26 .... 3,748 3,628
a
8741770.SQ.FTS.B , 5 .031% , 8/17/26 .... 6,144 5,939
a
8740836.SQ.FTS.B , 5 .345% , 8/17/26 .... 9,915 9,103
a
8740897.SQ.FTS.B , 5 .348% , 8/17/26 .... 9,575 9,210

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8741383.SQ.FTS.B , 5 .596% , 8/17/26 .... $ 11,544 $ 10,672
a
8741148.SQ.FTS.B , 6 .446% , 8/17/26 .... 20,573 19,478
a
8741593.SQ.FTS.B , 6 .447% , 8/17/26 .... 17,499 16,801
a
8744525.SQ.FTS.B , 4 .717% , 8/18/26 .... 3,747 3,688
a
8744882.SQ.FTS.B , 4 .717% , 8/18/26 .... 3,397 3,300
a
8743960.SQ.FTS.B , 4 .718% , 8/18/26 .... 4,018 3,919
a
8744053.SQ.FTS.B , 4 .726% , 8/18/26 .... 2,379 2,311
a
8744429.SQ.FTS.B , 5 .031% , 8/18/26 .... 5,184 5,009
a
8744955.SQ.FTS.B , 5 .031% , 8/18/26 .... 44,896 42,652
a
8745797.SQ.FTS.B , 5 .031% , 8/18/26 .... 1,823 1,740
a
8746115.SQ.FTS.B , 5 .031% , 8/18/26 .... 18,481 18,078
a
8744573.SQ.FTS.B , 5 .036% , 8/18/26 .... 3,524 3,418
a
8743657.SQ.FTS.B , 5 .346% , 8/18/26 .... 4,402 4,119
a
8746427.SQ.FTS.B , 5 .346% , 8/18/26 .... 19,807 19,456
a
8746316.SQ.FTS.B , 5 .348% , 8/18/26 .... 9,083 8,808
a
8744275.SQ.FTS.B , 5 .597% , 8/18/26 .... 10,790 10,320
a
8745996.SQ.FTS.B , 5 .597% , 8/18/26 .... 4,481 4,403
a
8744604.SQ.FTS.B , 5 .912% , 8/18/26 .... 7,891 7,582
a
8745932.SQ.FTS.B , 6 .087% , 8/18/26 .... 714 685
a
8746286.SQ.FTS.B , 6 .098% , 8/18/26 .... 2,058 1,585
a
8746269.SQ.FTS.B , 6 .101% , 8/18/26 .... 1,127 1,029
a
8743880.SQ.FTS.B , 6 .105% , 8/18/26 .... 2,999 2,910
a
8744514.SQ.FTS.B , 6 .122% , 8/18/26 .... 1,267 983
a
8743812.SQ.FTS.B , 6 .289% , 8/18/26 .... 972 887
a
8745840.SQ.FTS.B , 6 .441% , 8/18/26 .... 568 562
a
8744090.SQ.FTS.B , 6 .447% , 8/18/26 .... 2,748 2,697
a
8745954.SQ.FTS.B , 6 .447% , 8/18/26 .... 3,811 2,346
a
8748244.SQ.FTS.B , 4 .717% , 8/19/26 .... 6,135 5,826
a
8749050.SQ.FTS.B , 4 .717% , 8/19/26 .... 29,796 26,265
a
8749543.SQ.FTS.B , 4 .717% , 8/19/26 .... 10,789 10,455
a
8748342.SQ.FTS.B , 4 .719% , 8/19/26 .... 12,826 12,492
a
8748154.SQ.FTS.B , 4 .722% , 8/19/26 .... 2,591 2,466
a
8748498.SQ.FTS.B , 5 .027% , 8/19/26 .... 4,252 3,994
a
8747743.SQ.FTS.B , 5 .031% , 8/19/26 .... 6,790 6,485
a
8750220.SQ.FTS.B , 5 .031% , 8/19/26 .... 30,492 29,554
a
8748619.SQ.FTS.B , 5 .345% , 8/19/26 .... 2,842 2,750
a
8746772.SQ.FTS.B , 5 .346% , 8/19/26 .... 3,932 3,860
a
8748452.SQ.FTS.B , 5 .358% , 8/19/26 .... 1,312 1,289
a
8747820.SQ.FTS.B , 5 .597% , 8/19/26 .... 11,014 10,398
a
8748544.SQ.FTS.B , 5 .598% , 8/19/26 .... 5,367 3,613
a
8749826.SQ.FTS.B , 5 .598% , 8/19/26 .... 9,154 9,023
a
8748662.SQ.FTS.B , 5 .912% , 8/19/26 .... 54,327 12,923
a
8750091.SQ.FTS.B , 5 .912% , 8/19/26 .... 5,807 5,735
a
8748470.SQ.FTS.B , 6 .099% , 8/19/26 .... 1,598 1,524
a
8749279.SQ.FTS.B , 6 .101% , 8/19/26 .... 12,081 11,520
a
8746741.SQ.FTS.B , 6 .11% , 8/19/26 ..... 667 654
Description
Principal
Amount Value
Block, Inc. (continued)
a
8748330.SQ.FTS.B , 6 .11% , 8/19/26 ..... $ 1,140 $ 750
a
8748645.SQ.FTS.B , 6 .11% , 8/19/26 ..... 628 586
a
8747688.SQ.FTS.B , 6 .447% , 8/19/26 .... 6,445 3,769
a
8750040.SQ.FTS.B , 6 .451% , 8/19/26 .... 1,401 1,253
a
8752889.SQ.FTS.B , 4 .717% , 8/20/26 .... 18,788 17,306
a
8755592.SQ.FTS.B , 4 .717% , 8/20/26 .... 43,934 42,329
a
8753926.SQ.FTS.B , 4 .718% , 8/20/26 .... 9,180 8,884
a
8754762.SQ.FTS.B , 4 .718% , 8/20/26 .... 32,675 31,722
a
8756496.SQ.FTS.B , 4 .718% , 8/20/26 .... 21,268 20,541
a
8753747.SQ.FTS.B , 4 .719% , 8/20/26 .... 3,055 2,973
a
8754270.SQ.FTS.B , 4 .719% , 8/20/26 .... 5,708 5,526
a
8756134.SQ.FTS.B , 4 .719% , 8/20/26 .... 9,917 9,773
a
8754728.SQ.FTS.B , 4 .898% , 8/20/26 .... 201 186
a
8756432.SQ.FTS.B , 5 .031% , 8/20/26 .... 5,342 5,200
a
8753793.SQ.FTS.B , 5 .912% , 8/20/26 .... 6,172 5,835
a
8753305.SQ.FTS.B , 6 .098% , 8/20/26 .... 1,134 1,014
a
8753393.SQ.FTS.B , 6 .1% , 8/20/26 ...... 9,496 9,018
a
8756830.SQ.FTS.B , 6 .101% , 8/20/26 .... 15,111 14,284
a
8753710.SQ.FTS.B , 6 .304% , 8/20/26 .... 892 750
a
8753727.SQ.FTS.B , 6 .44% , 8/20/26 ..... 1,116 1,095
a
8753313.SQ.FTS.B , 6 .449% , 8/20/26 .... 50 49
a
8758803.SQ.FTS.B , 4 .71% , 8/21/26 ..... 2,738 2,618
a
8757740.SQ.FTS.B , 4 .717% , 8/21/26 .... 3,455 3,360
a
8757806.SQ.FTS.B , 4 .717% , 8/21/26 .... 13,615 13,206
a
8758856.SQ.FTS.B , 4 .717% , 8/21/26 .... 71,709 69,128
a
8758296.SQ.FTS.B , 4 .72% , 8/21/26 ..... 3,446 3,363
a
8760081.SQ.FTS.B , 5 .026% , 8/21/26 .... 3,586 3,429
a
8757502.SQ.FTS.B , 5 .031% , 8/21/26 .... 14,593 14,252
a
8758163.SQ.FTS.B , 5 .336% , 8/21/26 .... 1,088 1,051
a
8760145.SQ.FTS.B , 5 .338% , 8/21/26 .... 1,073 1,034
a
8760663.SQ.FTS.B , 5 .341% , 8/21/26 .... 2,994 2,908
a
8757068.SQ.FTS.B , 5 .597% , 8/21/26 .... 3,854 3,556
a
8757776.SQ.FTS.B , 5 .597% , 8/21/26 .... 1,702 1,667
a
8758094.SQ.FTS.B , 5 .897% , 8/21/26 .... 1,223 1,164
a
8758432.SQ.FTS.B , 6 .1% , 8/21/26 ...... 8,338 7,979
a
8757407.SQ.FTS.B , 6 .101% , 8/21/26 .... 2,673 2,630
a
8758230.SQ.FTS.B , 6 .441% , 8/21/26 .... 1,819 1,745
a
8760172.SQ.FTS.B , 6 .446% , 8/21/26 .... 15,759 14,040
a
8760156.SQ.FTS.B , 6 .447% , 8/21/26 .... 1,454 961
a
8760699.SQ.FTS.B , 6 .448% , 8/21/26 .... 9,183 8,952
a
8760141.SQ.FTS.B , 6 .457% , 8/21/26 .... 878 869
a
8761256.SQ.FTS.B , 4 .714% , 8/22/26 .... 2,914 2,848
a
8761743.SQ.FTS.B , 4 .717% , 8/22/26 .... 4,202 4,101
a
8761842.SQ.FTS.B , 4 .718% , 8/22/26 .... 23,190 21,790
a
8761199.SQ.FTS.B , 4 .719% , 8/22/26 .... 5,100 4,951
a
8761316.SQ.FTS.B , 4 .72% , 8/22/26 ..... 5,045 4,958

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8761615.SQ.FTS.B , 4 .721% , 8/22/26 .... $ 5,385 $ 5,220
a
8761140.SQ.FTS.B , 4 .729% , 8/22/26 .... 1,983 1,916
8761597.SQ.FTS.B , 4 .931% , 8/22/26 .... 2,846 7
a
8761669.SQ.FTS.B , 5 .026% , 8/22/26 .... 2,997 2,917
a
8761697.SQ.FTS.B , 5 .343% , 8/22/26 .... 2,272 2,226
a
8761244.SQ.FTS.B , 5 .625% , 8/22/26 .... 1,655 870
a
8761371.SQ.FTS.B , 6 .101% , 8/22/26 .... 22,488 20,893
8761792.SQ.FTS.B , 6 .449% , 8/22/26 .... 6,259 1,095
a
8762559.SQ.FTS.B , 4 .717% , 8/23/26 .... 6,555 6,249
a
8762644.SQ.FTS.B , 4 .717% , 8/23/26 .... 5,268 4,944
a
8762803.SQ.FTS.B , 4 .719% , 8/23/26 .... 6,025 5,460
a
8762304.SQ.FTS.B , 5 .031% , 8/23/26 .... 7,961 7,723
a
8762394.SQ.FTS.B , 5 .031% , 8/23/26 .... 6,954 6,746
a
8762539.SQ.FTS.B , 5 .041% , 8/23/26 .... 1,909 1,745
a
8762704.SQ.FTS.B , 5 .34% , 8/23/26 ..... 1,971 1,878
a
8762480.SQ.FTS.B , 5 .343% , 8/23/26 .... 5,442 4,643
a
8762631.SQ.FTS.B , 5 .591% , 8/23/26 .... 1,272 1,248
a
8762852.SQ.FTS.B , 5 .913% , 8/23/26 .... 12,189 12,058
a
8762725.SQ.FTS.B , 6 .447% , 8/23/26 .... 5,653 5,229
a
8762072.SQ.FTS.B , 6 .448% , 8/23/26 .... 12,462 4,306
a
8763903.SQ.FTS.B , 4 .717% , 8/24/26 .... 6,099 5,973
a
8764745.SQ.FTS.B , 4 .717% , 8/24/26 .... 14,056 12,786
a
8766950.SQ.FTS.B , 4 .717% , 8/24/26 .... 7,827 7,585
a
8767140.SQ.FTS.B , 4 .717% , 8/24/26 .... 18,538 17,965
a
8767360.SQ.FTS.B , 4 .717% , 8/24/26 .... 47,574 45,131
a
8766354.SQ.FTS.B , 4 .718% , 8/24/26 .... 15,046 14,903
a
8766859.SQ.FTS.B , 4 .719% , 8/24/26 .... 8,502 8,279
a
8765158.SQ.FTS.B , 4 .721% , 8/24/26 .... 2,785 2,677
a
8765505.SQ.FTS.B , 4 .721% , 8/24/26 .... 5,771 5,324
a
8765380.SQ.FTS.B , 4 .725% , 8/24/26 .... 2,871 2,595
a
8765466.SQ.FTS.B , 4 .73% , 8/24/26 ..... 2,067 1,948
a
8765282.SQ.FTS.B , 4 .929% , 8/24/26 .... 2,664 1,939
a
8766802.SQ.FTS.B , 5 .031% , 8/24/26 .... 2,439 2,408
a
8765358.SQ.FTS.B , 5 .605% , 8/24/26 .... 1,430 1,374
a
8764663.SQ.FTS.B , 6 .097% , 8/24/26 .... 1,408 1,391
a
8765591.SQ.FTS.B , 6 .102% , 8/24/26 .... 1,889 1,836
a
8764309.SQ.FTS.B , 6 .319% , 8/24/26 .... 541 475
a
8765325.SQ.FTS.B , 6 .439% , 8/24/26 .... 2,355 1,943
a
8764323.SQ.FTS.B , 6 .446% , 8/24/26 .... 8,280 6,656
a
8765761.SQ.FTS.B , 6 .447% , 8/24/26 .... 28,413 27,384
a
8767028.SQ.FTS.B , 6 .447% , 8/24/26 .... 7,411 7,155
a
8770518.SQ.FTS.B , 4 .713% , 8/25/26 .... 3,051 2,903
a
8770644.SQ.FTS.B , 4 .717% , 8/25/26 .... 5,283 5,128
a
8771837.SQ.FTS.B , 4 .717% , 8/25/26 .... 25,494 24,925
a
8770437.SQ.FTS.B , 4 .719% , 8/25/26 .... 10,889 10,543
a
8768490.SQ.FTS.B , 4 .72% , 8/25/26 ..... 7,582 7,335
Description
Principal
Amount Value
Block, Inc. (continued)
a
8767815.SQ.FTS.B , 4 .927% , 8/25/26 .... $ 213 $ 206
a
8770401.SQ.FTS.B , 4 .939% , 8/25/26 .... 3,857 3,620
a
8768709.SQ.FTS.B , 5 .031% , 8/25/26 .... 14,952 14,626
a
8770361.SQ.FTS.B , 5 .031% , 8/25/26 .... 4,296 4,217
a
8767847.SQ.FTS.B , 5 .343% , 8/25/26 .... 1,854 1,761
a
8770305.SQ.FTS.B , 5 .346% , 8/25/26 .... 3,858 3,752
a
8771824.SQ.FTS.B , 5 .356% , 8/25/26 .... 1,314 1,111
a
8768370.SQ.FTS.B , 5 .602% , 8/25/26 .... 3,589 3,389
a
8767882.SQ.FTS.B , 5 .911% , 8/25/26 .... 16,304 15,940
a
8770878.SQ.FTS.B , 5 .912% , 8/25/26 .... 56,893 55,495
a
8768683.SQ.FTS.B , 6 .093% , 8/25/26 .... 742 716
a
8770549.SQ.FTS.B , 6 .102% , 8/25/26 .... 5,891 5,710
a
8770705.SQ.FTS.B , 6 .102% , 8/25/26 .... 10,613 10,358
a
8768445.SQ.FTS.B , 6 .454% , 8/25/26 .... 892 858
a
8772198.SQ.FTS.B , 4 .717% , 8/26/26 .... 44,820 44,027
a
8773755.SQ.FTS.B , 4 .717% , 8/26/26 .... 13,224 12,159
a
8775520.SQ.FTS.B , 4 .717% , 8/26/26 .... 10,101 9,764
a
8775669.SQ.FTS.B , 4 .717% , 8/26/26 .... 6,551 6,335
a
8776086.SQ.FTS.B , 4 .717% , 8/26/26 .... 12,012 11,717
a
8776617.SQ.FTS.B , 4 .717% , 8/26/26 .... 1,374 1,336
a
8775403.SQ.FTS.B , 4 .72% , 8/26/26 ..... 8,970 8,626
a
8772114.SQ.FTS.B , 4 .937% , 8/26/26 .... 4,023 3,799
a
8774054.SQ.FTS.B , 4 .938% , 8/26/26 .... 10,955 10,828
a
8776257.SQ.FTS.B , 5 .031% , 8/26/26 .... 13,620 13,346
a
8773689.SQ.FTS.B , 5 .327% , 8/26/26 .... 527 510
a
8775051.SQ.FTS.B , 5 .597% , 8/26/26 .... 9,605 9,475
a
8776448.SQ.FTS.B , 5 .598% , 8/26/26 .... 14,592 14,173
a
8776630.SQ.FTS.B , 5 .599% , 8/26/26 .... 4,923 4,855
a
8776214.SQ.FTS.B , 5 .601% , 8/26/26 .... 1,334 1,323
a
8773992.SQ.FTS.B , 5 .603% , 8/26/26 .... 4,022 3,674
a
8775795.SQ.FTS.B , 5 .909% , 8/26/26 .... 7,342 5,281
a
8773712.SQ.FTS.B , 6 .091% , 8/26/26 .... 1,345 1,274
a
8775938.SQ.FTS.B , 6 .096% , 8/26/26 .... 1,784 1,702
a
8773519.SQ.FTS.B , 6 .289% , 8/26/26 .... 12,595 7,448
a
8775376.SQ.FTS.B , 6 .436% , 8/26/26 .... 903 867
a
8775905.SQ.FTS.B , 6 .447% , 8/26/26 .... 856 843
a
8775508.SQ.FTS.B , 6 .454% , 8/26/26 .... 4,436 1,071
a
8776077.SQ.FTS.B , 6 .454% , 8/26/26 .... 799 591
a
8783684.SQ.FTS.B , 4 .711% , 8/27/26 .... 3,633 3,511
a
8779876.SQ.FTS.B , 4 .715% , 8/27/26 .... 6,251 6,013
a
8780013.SQ.FTS.B , 4 .717% , 8/27/26 .... 2,118 2,059
a
8780880.SQ.FTS.B , 4 .717% , 8/27/26 .... 8,545 7,601
a
8781807.SQ.FTS.B , 4 .717% , 8/27/26 .... 8,266 8,064
a
8783370.SQ.FTS.B , 4 .717% , 8/27/26 .... 13,137 12,649
a
8780045.SQ.FTS.B , 4 .718% , 8/27/26 .... 20,277 19,627
a
8781092.SQ.FTS.B , 4 .718% , 8/27/26 .... 8,490 8,292

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8782555.SQ.FTS.B , 4 .72% , 8/27/26 ..... $ 9,615 $ 8,871
a
8779207.SQ.FTS.B , 4 .969% , 8/27/26 .... 329 319
a
8779842.SQ.FTS.B , 5 .031% , 8/27/26 .... 1,490 1,372
a
8781315.SQ.FTS.B , 5 .031% , 8/27/26 .... 27,847 26,783
a
8783620.SQ.FTS.B , 5 .031% , 8/27/26 .... 5,183 5,008
a
8780769.SQ.FTS.B , 5 .34% , 8/27/26 ..... 2,073 2,036
a
8783807.SQ.FTS.B , 5 .595% , 8/27/26 .... 5,033 4,554
a
8779347.SQ.FTS.B , 6 .1% , 8/27/26 ...... 25,519 24,514
a
8780857.SQ.FTS.B , 6 .267% , 8/27/26 .... 1,039 541
a
8782761.SQ.FTS.B , 6 .289% , 8/27/26 .... 27,473 26,638
a
8782013.SQ.FTS.B , 6 .446% , 8/27/26 .... 33,446 32,225
a
8781935.SQ.FTS.B , 6 .451% , 8/27/26 .... 233 231
a
8785681.SQ.FTS.B , 4 .714% , 8/28/26 .... 4,556 4,353
a
8783959.SQ.FTS.B , 4 .717% , 8/28/26 .... 2,845 2,792
a
8784012.SQ.FTS.B , 4 .717% , 8/28/26 .... 21,411 20,752
a
8787198.SQ.FTS.B , 4 .717% , 8/28/26 .... 6,896 6,636
a
8787368.SQ.FTS.B , 4 .717% , 8/28/26 .... 17,791 17,343
a
8788146.SQ.FTS.B , 4 .717% , 8/28/26 .... 11,665 10,860
a
8786475.SQ.FTS.B , 4 .718% , 8/28/26 .... 17,152 16,377
a
8787951.SQ.FTS.B , 4 .719% , 8/28/26 .... 10,362 10,108
a
8786772.SQ.FTS.B , 4 .721% , 8/28/26 .... 6,224 6,031
a
8786350.SQ.FTS.B , 4 .728% , 8/28/26 .... 2,517 2,311
a
8786873.SQ.FTS.B , 4 .728% , 8/28/26 .... 1,585 1,557
a
8787750.SQ.FTS.B , 4 .738% , 8/28/26 .... 1,205 1,115
a
8787719.SQ.FTS.B , 5 .017% , 8/28/26 .... 1,015 994
a
8786625.SQ.FTS.B , 5 .031% , 8/28/26 .... 5,269 5,074
a
8786888.SQ.FTS.B , 5 .031% , 8/28/26 .... 8,453 8,082
a
8787248.SQ.FTS.B , 5 .031% , 8/28/26 .... 7,057 6,727
a
8786080.SQ.FTS.B , 5 .346% , 8/28/26 .... 18,381 17,354
a
8784546.SQ.FTS.B , 5 .911% , 8/28/26 .... 12,946 12,290
a
8785078.SQ.FTS.B , 5 .917% , 8/28/26 .... 4,906 4,612
a
8785237.SQ.FTS.B , 6 .101% , 8/28/26 .... 13,098 12,551
a
8787785.SQ.FTS.B , 6 .101% , 8/28/26 .... 6,599 6,354
a
8786720.SQ.FTS.B , 6 .105% , 8/28/26 .... 4,223 4,119
a
8786363.SQ.FTS.B , 6 .289% , 8/28/26 .... 3,571 3,480
a
8787025.SQ.FTS.B , 6 .289% , 8/28/26 .... 2,908 2,860
a
8788129.SQ.FTS.B , 6 .297% , 8/28/26 .... 2,306 2,082
a
8786823.SQ.FTS.B , 6 .447% , 8/28/26 .... 6,142 5,886
a
8787299.SQ.FTS.B , 6 .451% , 8/28/26 .... 2,775 2,729
a
8785764.SQ.FTS.B , 6 .462% , 8/28/26 .... 1,057 960
a
8789222.SQ.FTS.B , 4 .717% , 9/01/26 .... 1,716 1,508
a
8789475.SQ.FTS.B , 4 .717% , 9/01/26 .... 4,754 4,559
a
8789658.SQ.FTS.B , 4 .72% , 9/01/26 ..... 7,320 7,055
a
8789847.SQ.FTS.B , 4 .731% , 9/01/26 .... 1,687 1,634
a
8789575.SQ.FTS.B , 5 .02% , 9/01/26 ..... 1,536 1,484
a
8789258.SQ.FTS.B , 5 .031% , 9/01/26 .... 4,824 4,666
Description
Principal
Amount Value
Block, Inc. (continued)
a
8789927.SQ.FTS.B , 5 .034% , 9/01/26 .... $ 3,394 $ 3,302
a
8789135.SQ.FTS.B , 5 .344% , 9/01/26 .... 7,685 7,328
a
8789532.SQ.FTS.B , 5 .349% , 9/01/26 .... 3,931 3,787
a
8789824.SQ.FTS.B , 5 .356% , 9/01/26 .... 2,302 2,168
a
8789114.SQ.FTS.B , 5 .597% , 9/01/26 .... 2,734 2,540
a
8789181.SQ.FTS.B , 5 .597% , 9/01/26 .... 7,104 6,839
a
8789863.SQ.FTS.B , 5 .598% , 9/01/26 .... 6,445 6,042
a
8789282.SQ.FTS.B , 5 .912% , 9/01/26 .... 16,188 15,885
a
8789760.SQ.FTS.B , 6 .094% , 9/01/26 .... 4,830 2,673
a
8789620.SQ.FTS.B , 6 .447% , 9/01/26 .... 2,212 2,028
a
8789593.SQ.FTS.B , 6 .449% , 9/01/26 .... 2,389 2,274
a
8789787.SQ.FTS.B , 6 .454% , 9/01/26 .... 2,417 2,287
a
8790093.SQ.FTS.B , 4 .705% , 9/02/26 .... 1,430 1,367
a
8790108.SQ.FTS.B , 4 .717% , 9/02/26 .... 2,653 2,567
a
8790416.SQ.FTS.B , 4 .719% , 9/02/26 .... 11,559 11,245
a
8790323.SQ.FTS.B , 4 .72% , 9/02/26 ..... 8,308 8,028
a
8790172.SQ.FTS.B , 4 .722% , 9/02/26 .... 2,986 2,873
a
8790213.SQ.FTS.B , 4 .725% , 9/02/26 .... 2,902 2,822
a
8790708.SQ.FTS.B , 4 .936% , 9/02/26 .... 3,874 3,693
a
8790247.SQ.FTS.B , 5 .031% , 9/02/26 .... 7,316 6,688
a
8789997.SQ.FTS.B , 5 .346% , 9/02/26 .... 12,186 11,601
a
8790411.SQ.FTS.B , 6 .322% , 9/02/26 .... 407 389
a
8792148.SQ.FTS.B , 4 .712% , 9/03/26 .... 5,988 4,908
a
8792270.SQ.FTS.B , 4 .715% , 9/03/26 .... 6,402 6,089
a
8793302.SQ.FTS.B , 4 .716% , 9/03/26 .... 9,252 8,924
a
8791083.SQ.FTS.B , 4 .717% , 9/03/26 .... 14,050 13,549
a
8792408.SQ.FTS.B , 4 .717% , 9/03/26 .... 15,794 15,349
a
8792728.SQ.FTS.B , 4 .717% , 9/03/26 .... 3,508 2,903
a
8793191.SQ.FTS.B , 4 .717% , 9/03/26 .... 1,127 1,120
a
8793252.SQ.FTS.B , 4 .718% , 9/03/26 .... 2,825 2,781
a
8791725.SQ.FTS.B , 4 .72% , 9/03/26 ..... 7,202 6,971
a
8792108.SQ.FTS.B , 4 .724% , 9/03/26 .... 3,431 3,279
a
8794915.SQ.FTS.B , 4 .738% , 9/03/26 .... 1,146 1,105
a
8790769.SQ.FTS.B , 4 .931% , 9/03/26 .... 1,003 626
a
8793066.SQ.FTS.B , 4 .937% , 9/03/26 .... 2,425 96
a
8794025.SQ.FTS.B , 5 .031% , 9/03/26 .... 17,960 17,571
a
8791604.SQ.FTS.B , 5 .037% , 9/03/26 .... 3,628 3,448
a
8790902.SQ.FTS.B , 5 .344% , 9/03/26 .... 5,719 5,316
a
8793092.SQ.FTS.B , 5 .352% , 9/03/26 .... 2,842 2,776
a
8794524.SQ.FTS.B , 5 .362% , 9/03/26 .... 860 848
a
8792017.SQ.FTS.B , 5 .597% , 9/03/26 .... 3,891 2,973
a
8793458.SQ.FTS.B , 5 .597% , 9/03/26 .... 40,692 34,935
a
8794375.SQ.FTS.B , 5 .598% , 9/03/26 .... 8,236 7,995
a
8794887.SQ.FTS.B , 5 .618% , 9/03/26 .... 601 558
a
8794817.SQ.FTS.B , 5 .914% , 9/03/26 .... 766 746
a
8791974.SQ.FTS.B , 6 .102% , 9/03/26 .... 2,254 2,156

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8790849.SQ.FTS.B , 6 .103% , 9/03/26 .... $ 4,770 $ 4,673
a
8794551.SQ.FTS.B , 6 .114% , 9/03/26 .... 1,278 1,112
a
8794017.SQ.FTS.B , 6 .271% , 9/03/26 .... 1,075 830
a
8790779.SQ.FTS.B , 6 .289% , 9/03/26 .... 2,487 2,202
a
8794698.SQ.FTS.B , 6 .449% , 9/03/26 .... 7,131 6,903
a
8793999.SQ.FTS.B , 6 .46% , 9/03/26 ..... 2,061 1,346
a
8795579.SQ.FTS.B , 4 .717% , 9/04/26 .... 9,163 8,761
a
8797127.SQ.FTS.B , 4 .717% , 9/04/26 .... 31,663 30,798
a
8798801.SQ.FTS.B , 4 .717% , 9/04/26 .... 14,031 13,541
a
8799517.SQ.FTS.B , 4 .717% , 9/04/26 .... 24,131 23,159
a
8798733.SQ.FTS.B , 4 .719% , 9/04/26 .... 5,015 4,803
a
8796898.SQ.FTS.B , 4 .721% , 9/04/26 .... 6,798 6,515
a
8795518.SQ.FTS.B , 4 .727% , 9/04/26 .... 2,785 2,518
a
8797810.SQ.FTS.B , 4 .937% , 9/04/26 .... 20,890 20,017
a
8798286.SQ.FTS.B , 4 .95% , 9/04/26 ..... 210 195
a
8798958.SQ.FTS.B , 5 .031% , 9/04/26 .... 1,804 1,734
a
8798977.SQ.FTS.B , 5 .031% , 9/04/26 .... 9,817 8,979
a
8799475.SQ.FTS.B , 5 .031% , 9/04/26 .... 6,278 6,067
a
8795948.SQ.FTS.B , 5 .346% , 9/04/26 .... 36,869 35,681
a
8798784.SQ.FTS.B , 5 .347% , 9/04/26 .... 2,380 1,630
a
8799264.SQ.FTS.B , 5 .348% , 9/04/26 .... 10,743 10,491
a
8797068.SQ.FTS.B , 5 .352% , 9/04/26 .... 1,661 1,593
a
8799139.SQ.FTS.B , 5 .603% , 9/04/26 .... 2,846 2,601
a
8799069.SQ.FTS.B , 5 .902% , 9/04/26 .... 2,416 2,010
a
8795707.SQ.FTS.B , 5 .915% , 9/04/26 .... 4,335 4,225
a
8798701.SQ.FTS.B , 5 .917% , 9/04/26 .... 3,805 3,654
a
8798668.SQ.FTS.B , 6 .093% , 9/04/26 .... 1,661 1,609
a
8795530.SQ.FTS.B , 6 .094% , 9/04/26 .... 1,702 1,673
a
8799107.SQ.FTS.B , 6 .437% , 9/04/26 .... 1,923 1,656
a
8797767.SQ.FTS.B , 6 .443% , 9/04/26 .... 4,879 4,695
a
8799183.SQ.FTS.B , 6 .445% , 9/04/26 .... 6,051 5,750
a
8796879.SQ.FTS.B , 6 .447% , 9/04/26 .... 700 440
a
8797723.SQ.FTS.B , 6 .447% , 9/04/26 .... 2,831 2,667
a
8798290.SQ.FTS.B , 6 .447% , 9/04/26 .... 21,913 21,047
a
8795309.SQ.FTS.B , 6 .448% , 9/04/26 .... 18,273 16,927
a
8795908.SQ.FTS.B , 6 .451% , 9/04/26 .... 2,854 2,324
a
8799168.SQ.FTS.B , 6 .453% , 9/04/26 .... 2,460 1,702
a
8797037.SQ.FTS.B , 6 .464% , 9/04/26 .... 972 910
a
8800150.SQ.FTS.B , 4 .717% , 9/05/26 .... 4,793 4,639
a
8800898.SQ.FTS.B , 4 .717% , 9/05/26 .... 10,510 10,200
a
8801781.SQ.FTS.B , 4 .717% , 9/05/26 .... 2,330 2,246
a
8803128.SQ.FTS.B , 4 .717% , 9/05/26 .... 47,691 45,759
a
8802620.SQ.FTS.B , 4 .718% , 9/05/26 .... 43,237 41,654
a
8801264.SQ.FTS.B , 4 .721% , 9/05/26 .... 6,334 6,132
a
8799664.SQ.FTS.B , 5 .031% , 9/05/26 .... 22,754 21,981
a
8801692.SQ.FTS.B , 5 .031% , 9/05/26 .... 6,200 5,633
Description
Principal
Amount Value
Block, Inc. (continued)
a
8803601.SQ.FTS.B , 5 .031% , 9/05/26 .... $ 19,352 $ 16,440
a
8800534.SQ.FTS.B , 5 .346% , 9/05/26 .... 7,691 7,535
a
8800849.SQ.FTS.B , 5 .346% , 9/05/26 .... 1,074 1,054
a
8801426.SQ.FTS.B , 5 .346% , 9/05/26 .... 9,234 8,436
a
8801825.SQ.FTS.B , 5 .346% , 9/05/26 .... 22,429 21,766
a
8800050.SQ.FTS.B , 5 .598% , 9/05/26 .... 2,777 2,733
a
8800255.SQ.FTS.B , 5 .91% , 9/05/26 ..... 2,249 2,157
a
8801639.SQ.FTS.B , 6 .09% , 9/05/26 ..... 1,384 1,330
a
8800416.SQ.FTS.B , 6 .444% , 9/05/26 .... 1,605 1,575
a
8801162.SQ.FTS.B , 6 .446% , 9/05/26 .... 5,191 5,099
a
8800369.SQ.FTS.B , 6 .455% , 9/05/26 .... 1,346 1,200
a
8808087.SQ.FTS.B , 4 .715% , 9/06/26 .... 4,265 4,025
a
8809654.SQ.FTS.B , 4 .715% , 9/06/26 .... 8,790 7,960
a
8807369.SQ.FTS.B , 4 .717% , 9/06/26 .... 31,498 29,873
a
8808137.SQ.FTS.B , 5 .031% , 9/06/26 .... 9,874 8,838
a
8808418.SQ.FTS.B , 5 .031% , 9/06/26 .... 5,822 5,585
a
8808587.SQ.FTS.B , 5 .031% , 9/06/26 .... 42,204 41,679
a
8809923.SQ.FTS.B , 5 .031% , 9/06/26 .... 11,686 8,945
a
8810133.SQ.FTS.B , 5 .031% , 9/06/26 .... 26,663 25,682
a
8806400.SQ.FTS.B , 5 .346% , 9/06/26 .... 26,204 25,902
a
8810454.SQ.FTS.B , 5 .346% , 9/06/26 .... 34,168 33,613
a
8806314.SQ.FTS.B , 5 .349% , 9/06/26 .... 5,324 3,953
a
8806269.SQ.FTS.B , 6 .083% , 9/06/26 .... 1,130 1,032
a
8809991.SQ.FTS.B , 6 .095% , 9/06/26 .... 1,868 1,803
a
8809873.SQ.FTS.B , 6 .102% , 9/06/26 .... 1,537 1,487
a
8809901.SQ.FTS.B , 6 .447% , 9/06/26 .... 2,056 1,915
a
8810018.SQ.FTS.B , 6 .447% , 9/06/26 .... 7,453 6,838
a
8810686.SQ.FTS.B , 4 .708% , 9/07/26 .... 2,241 2,158
a
8813727.SQ.FTS.B , 4 .712% , 9/07/26 .... 5,003 4,509
a
8813315.SQ.FTS.B , 4 .715% , 9/07/26 .... 3,057 2,943
a
8813836.SQ.FTS.B , 4 .715% , 9/07/26 .... 7,027 6,740
a
8813473.SQ.FTS.B , 4 .716% , 9/07/26 .... 5,371 4,595
a
8812752.SQ.FTS.B , 4 .717% , 9/07/26 .... 9,885 9,488
a
8813584.SQ.FTS.B , 4 .717% , 9/07/26 .... 7,452 7,307
a
8814270.SQ.FTS.B , 4 .717% , 9/07/26 .... 58,345 56,850
a
8814047.SQ.FTS.B , 4 .718% , 9/07/26 .... 3,633 3,560
a
8811742.SQ.FTS.B , 4 .719% , 9/07/26 .... 3,528 3,294
a
8812085.SQ.FTS.B , 4 .719% , 9/07/26 .... 6,605 6,256
a
8812972.SQ.FTS.B , 4 .719% , 9/07/26 .... 2,020 1,940
a
8813523.SQ.FTS.B , 4 .721% , 9/07/26 .... 5,957 5,735
a
8814123.SQ.FTS.B , 4 .721% , 9/07/26 .... 5,137 5,017
a
8813216.SQ.FTS.B , 4 .723% , 9/07/26 .... 4,115 3,986
a
8813468.SQ.FTS.B , 4 .927% , 9/07/26 .... 1,064 1,027
a
8814039.SQ.FTS.B , 4 .942% , 9/07/26 .... 169 168
a
8813965.SQ.FTS.B , 5 .022% , 9/07/26 .... 1,451 1,420
a
8811442.SQ.FTS.B , 5 .031% , 9/07/26 .... 7,944 7,509

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8812238.SQ.FTS.B , 5 .031% , 9/07/26 .... $ 3,052 $ 2,944
a
8813810.SQ.FTS.B , 5 .338% , 9/07/26 .... 1,598 1,470
a
8813370.SQ.FTS.B , 5 .347% , 9/07/26 .... 1,379 1,358
a
8813364.SQ.FTS.B , 5 .622% , 9/07/26 .... 690 547
a
8812357.SQ.FTS.B , 5 .636% , 9/07/26 .... 1,010 762
a
8813275.SQ.FTS.B , 5 .914% , 9/07/26 .... 3,487 3,306
a
8813693.SQ.FTS.B , 5 .922% , 9/07/26 .... 1,992 1,767
a
8813414.SQ.FTS.B , 6 .102% , 9/07/26 .... 1,823 1,775
a
8811833.SQ.FTS.B , 6 .289% , 9/07/26 .... 6,082 5,847
a
8812405.SQ.FTS.B , 6 .289% , 9/07/26 .... 7,559 6,985
a
8814261.SQ.FTS.B , 6 .289% , 9/07/26 .... 629 522
a
8811272.SQ.FTS.B , 6 .446% , 9/07/26 .... 4,248 4,157
a
8810798.SQ.FTS.B , 6 .448% , 9/07/26 .... 11,545 11,148
a
8815588.SQ.FTS.B , 4 .717% , 9/08/26 .... 3,412 3,184
a
8815407.SQ.FTS.B , 4 .721% , 9/08/26 .... 6,043 5,796
a
8815160.SQ.FTS.B , 5 .029% , 9/08/26 .... 3,736 3,652
a
8815472.SQ.FTS.B , 5 .037% , 9/08/26 .... 1,295 1,265
a
8815364.SQ.FTS.B , 5 .345% , 9/08/26 .... 2,952 2,880
a
8815308.SQ.FTS.B , 5 .6% , 9/08/26 ...... 5,154 4,931
a
8815487.SQ.FTS.B , 5 .602% , 9/08/26 .... 4,589 4,291
a
8815541.SQ.FTS.B , 5 .602% , 9/08/26 .... 1,643 1,567
a
8815108.SQ.FTS.B , 5 .603% , 9/08/26 .... 1,517 1,460
a
8815560.SQ.FTS.B , 6 .103% , 9/08/26 .... 2,045 1,943
a
8814700.SQ.FTS.B , 6 .446% , 9/08/26 .... 30,843 29,967
a
8815130.SQ.FTS.B , 6 .451% , 9/08/26 .... 3,154 2,825
a
8816075.SQ.FTS.B , 4 .711% , 9/09/26 .... 2,924 2,568
a
8815640.SQ.FTS.B , 4 .716% , 9/09/26 .... 3,985 3,818
a
8815997.SQ.FTS.B , 4 .716% , 9/09/26 .... 7,901 7,698
a
8816131.SQ.FTS.B , 4 .717% , 9/09/26 .... 17,457 14,591
a
8815896.SQ.FTS.B , 4 .722% , 9/09/26 .... 3,763 3,681
a
8815774.SQ.FTS.B , 5 .031% , 9/09/26 .... 10,071 9,832
a
8816272.SQ.FTS.B , 5 .031% , 9/09/26 .... 18,260 17,098
a
8815694.SQ.FTS.B , 5 .344% , 9/09/26 .... 2,856 2,713
a
8815736.SQ.FTS.B , 5 .92% , 9/09/26 ..... 2,494 2,399
a
8815968.SQ.FTS.B , 6 .096% , 9/09/26 .... 2,573 2,440
a
8816114.SQ.FTS.B , 6 .114% , 9/09/26 .... 442 432
a
8815928.SQ.FTS.B , 6 .295% , 9/09/26 .... 2,552 2,435
a
8817238.SQ.FTS.B , 4 .713% , 9/10/26 .... 4,466 4,306
a
8820703.SQ.FTS.B , 4 .714% , 9/10/26 .... 4,681 4,517
a
8817729.SQ.FTS.B , 4 .715% , 9/10/26 .... 7,111 6,892
a
8820029.SQ.FTS.B , 4 .715% , 9/10/26 .... 6,609 6,330
a
8817894.SQ.FTS.B , 4 .717% , 9/10/26 .... 75,309 72,525
a
8820101.SQ.FTS.B , 4 .717% , 9/10/26 .... 1,348 1,317
a
8820939.SQ.FTS.B , 4 .717% , 9/10/26 .... 12,961 12,614
a
8820118.SQ.FTS.B , 4 .718% , 9/10/26 .... 32,440 31,256
a
8817077.SQ.FTS.B , 4 .728% , 9/10/26 .... 2,323 2,201
Description
Principal
Amount Value
Block, Inc. (continued)
a
8819236.SQ.FTS.B , 5 .031% , 9/10/26 .... $ 23,530 $ 22,827
a
8817060.SQ.FTS.B , 5 .358% , 9/10/26 .... 1,849 1,767
a
8819712.SQ.FTS.B , 5 .597% , 9/10/26 .... 19,759 19,022
a
8820580.SQ.FTS.B , 5 .597% , 9/10/26 .... 9,540 9,161
a
8820690.SQ.FTS.B , 5 .61% , 9/10/26 ..... 1,784 1,703
a
8817448.SQ.FTS.B , 5 .628% , 9/10/26 .... 5,618 5,395
a
8819206.SQ.FTS.B , 5 .92% , 9/10/26 ..... 1,661 1,606
a
8819233.SQ.FTS.B , 6 .437% , 9/10/26 .... 508 481
a
8820768.SQ.FTS.B , 6 .447% , 9/10/26 .... 8,406 8,255
a
8820753.SQ.FTS.B , 6 .452% , 9/10/26 .... 1,613 623
a
8821240.SQ.FTS.B , 4 .717% , 9/11/26 .... 1,534 1,469
a
8821540.SQ.FTS.B , 4 .717% , 9/11/26 .... 865 842
a
8823877.SQ.FTS.B , 4 .717% , 9/11/26 .... 13,892 13,445
a
8825549.SQ.FTS.B , 4 .717% , 9/11/26 .... 1,947 1,907
a
8825604.SQ.FTS.B , 4 .717% , 9/11/26 .... 10,460 10,128
a
8822702.SQ.FTS.B , 4 .718% , 9/11/26 .... 18,529 18,123
a
8823819.SQ.FTS.B , 4 .72% , 9/11/26 ..... 8,460 8,119
a
8821561.SQ.FTS.B , 4 .724% , 9/11/26 .... 3,433 3,273
a
8823702.SQ.FTS.B , 4 .726% , 9/11/26 .... 2,453 2,392
a
8823792.SQ.FTS.B , 5 .028% , 9/11/26 .... 3,110 2,956
a
8823049.SQ.FTS.B , 5 .031% , 9/11/26 .... 8,160 7,865
a
8823219.SQ.FTS.B , 5 .031% , 9/11/26 .... 30,544 29,280
a
8824149.SQ.FTS.B , 5 .031% , 9/11/26 .... 68,790 65,906
a
8822677.SQ.FTS.B , 5 .038% , 9/11/26 .... 1,506 1,457
a
8823718.SQ.FTS.B , 5 .601% , 9/11/26 .... 6,385 6,005
a
8823788.SQ.FTS.B , 5 .628% , 9/11/26 .... 218 210
a
8821501.SQ.FTS.B , 6 .107% , 9/11/26 .... 2,392 2,300
a
8825230.SQ.FTS.B , 6 .289% , 9/11/26 .... 9,296 4,666
a
8825373.SQ.FTS.B , 6 .445% , 9/11/26 .... 6,686 6,334
a
8822536.SQ.FTS.B , 6 .452% , 9/11/26 .... 2,597 2,492
a
8822510.SQ.FTS.B , 6 .471% , 9/11/26 .... 578 545
a
8828157.SQ.FTS.B , 4 .713% , 9/12/26 .... 2,398 2,340
a
8826217.SQ.FTS.B , 4 .717% , 9/12/26 .... 13,763 13,440
a
8827039.SQ.FTS.B , 4 .717% , 9/12/26 .... 1,461 1,419
a
8829149.SQ.FTS.B , 4 .717% , 9/12/26 .... 7,795 7,401
a
8829260.SQ.FTS.B , 4 .717% , 9/12/26 .... 8,243 7,889
a
8829469.SQ.FTS.B , 4 .717% , 9/12/26 .... 3,995 3,846
a
8829516.SQ.FTS.B , 4 .717% , 9/12/26 .... 50,094 47,928
a
8826869.SQ.FTS.B , 4 .719% , 9/12/26 .... 7,103 6,890
a
8827387.SQ.FTS.B , 4 .719% , 9/12/26 .... 5,894 5,742
a
8830104.SQ.FTS.B , 4 .719% , 9/12/26 .... 9,040 8,795
a
8825845.SQ.FTS.B , 4 .72% , 9/12/26 ..... 8,961 8,672
a
8827103.SQ.FTS.B , 4 .936% , 9/12/26 .... 1,804 1,623
a
8828014.SQ.FTS.B , 5 .031% , 9/12/26 .... 5,997 4,923
a
8828222.SQ.FTS.B , 5 .031% , 9/12/26 .... 26,867 25,644
a
8830058.SQ.FTS.B , 5 .031% , 9/12/26 .... 3,388 3,287

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8830168.SQ.FTS.B , 5 .346% , 9/12/26 .... $ 35,815 $ 34,855
a
8825701.SQ.FTS.B , 5 .35% , 9/12/26 ..... 6,092 4,082
a
8828135.SQ.FTS.B , 5 .358% , 9/12/26 .... 2,340 2,088
a
8827053.SQ.FTS.B , 5 .606% , 9/12/26 .... 1,868 1,817
a
8826143.SQ.FTS.B , 5 .912% , 9/12/26 .... 4,201 3,725
a
8827138.SQ.FTS.B , 5 .914% , 9/12/26 .... 8,740 8,107
a
8826116.SQ.FTS.B , 6 .266% , 9/12/26 .... 765 681
a
8827881.SQ.FTS.B , 6 .444% , 9/12/26 .... 3,808 3,645
a
8826133.SQ.FTS.B , 6 .478% , 9/12/26 .... 477 462
a
8838852.SQ.FTS.B , 4 .715% , 9/13/26 .... 5,643 5,464
a
8834664.SQ.FTS.B , 4 .717% , 9/13/26 .... 9,397 9,051
a
8836681.SQ.FTS.B , 4 .717% , 9/13/26 .... 11,529 10,998
a
8837399.SQ.FTS.B , 4 .717% , 9/13/26 .... 23,298 22,633
a
8835942.SQ.FTS.B , 4 .718% , 9/13/26 .... 24,384 21,748
a
8838966.SQ.FTS.B , 4 .718% , 9/13/26 .... 11,018 9,127
a
8836387.SQ.FTS.B , 4 .719% , 9/13/26 .... 7,912 7,519
a
8835008.SQ.FTS.B , 4 .721% , 9/13/26 .... 6,248 6,046
a
8838693.SQ.FTS.B , 4 .722% , 9/13/26 .... 5,328 5,074
a
8834555.SQ.FTS.B , 5 .027% , 9/13/26 .... 4,530 4,388
a
8835284.SQ.FTS.B , 5 .031% , 9/13/26 .... 7,546 7,061
a
8835526.SQ.FTS.B , 5 .031% , 9/13/26 .... 23,192 22,168
a
8837203.SQ.FTS.B , 5 .031% , 9/13/26 .... 9,503 9,113
a
8837752.SQ.FTS.B , 5 .031% , 9/13/26 .... 55,523 53,180
a
8835457.SQ.FTS.B , 5 .041% , 9/13/26 .... 1,947 1,842
a
8838754.SQ.FTS.B , 5 .346% , 9/13/26 .... 6,947 5,687
a
8835495.SQ.FTS.B , 5 .9% , 9/13/26 ...... 1,300 1,262
a
8836851.SQ.FTS.B , 5 .912% , 9/13/26 .... 25,533 24,468
a
8835223.SQ.FTS.B , 6 .101% , 9/13/26 .... 1,714 1,699
a
8834987.SQ.FTS.B , 6 .428% , 9/13/26 .... 755 727
a
8836487.SQ.FTS.B , 6 .443% , 9/13/26 .... 940 904
a
8839021.SQ.FTS.B , 6 .447% , 9/13/26 .... 70,036 61,276
a
8838919.SQ.FTS.B , 6 .448% , 9/13/26 .... 6,082 5,134
a
8841514.SQ.FTS.B , 4 .715% , 9/14/26 .... 5,778 5,577
a
8842061.SQ.FTS.B , 4 .715% , 9/14/26 .... 9,040 8,458
a
8843092.SQ.FTS.B , 4 .716% , 9/14/26 .... 3,928 3,689
a
8840531.SQ.FTS.B , 4 .717% , 9/14/26 .... 22,892 22,393
a
8841131.SQ.FTS.B , 4 .717% , 9/14/26 .... 9,454 9,068
a
8840219.SQ.FTS.B , 4 .718% , 9/14/26 .... 3,605 3,459
a
8842653.SQ.FTS.B , 4 .718% , 9/14/26 .... 2,493 2,385
a
8839520.SQ.FTS.B , 4 .719% , 9/14/26 .... 13,556 13,107
a
8839870.SQ.FTS.B , 4 .719% , 9/14/26 .... 5,570 5,338
a
8840305.SQ.FTS.B , 4 .719% , 9/14/26 .... 10,268 9,982
a
8842351.SQ.FTS.B , 4 .72% , 9/14/26 ..... 4,629 4,421
a
8842044.SQ.FTS.B , 4 .721% , 9/14/26 .... 3,230 3,129
a
8839470.SQ.FTS.B , 4 .725% , 9/14/26 .... 1,408 1,381
a
8843444.SQ.FTS.B , 4 .729% , 9/14/26 .... 2,078 2,012
Description
Principal
Amount Value
Block, Inc. (continued)
a
8842727.SQ.FTS.B , 4 .936% , 9/14/26 .... $ 3,568 $ 2,902
a
8842810.SQ.FTS.B , 5 .027% , 9/14/26 .... 2,039 1,989
a
8841572.SQ.FTS.B , 5 .031% , 9/14/26 .... 3,489 3,451
a
8841952.SQ.FTS.B , 5 .031% , 9/14/26 .... 2,962 2,501
a
8841986.SQ.FTS.B , 5 .031% , 9/14/26 .... 7,320 6,607
a
8842193.SQ.FTS.B , 5 .031% , 9/14/26 .... 13,517 12,858
a
8842464.SQ.FTS.B , 5 .031% , 9/14/26 .... 13,147 12,784
a
8843848.SQ.FTS.B , 5 .031% , 9/14/26 .... 35,090 33,990
a
8842685.SQ.FTS.B , 5 .034% , 9/14/26 .... 3,586 3,266
a
8843613.SQ.FTS.B , 5 .344% , 9/14/26 .... 6,169 6,030
a
8839758.SQ.FTS.B , 5 .349% , 9/14/26 .... 7,413 6,989
a
8839694.SQ.FTS.B , 5 .353% , 9/14/26 .... 2,024 1,951
a
8842826.SQ.FTS.B , 5 .597% , 9/14/26 .... 10,651 10,191
a
8843152.SQ.FTS.B , 5 .597% , 9/14/26 .... 17,233 16,670
a
8841626.SQ.FTS.B , 5 .598% , 9/14/26 .... 12,285 11,073
a
8841561.SQ.FTS.B , 5 .6% , 9/14/26 ...... 953 906
a
8842754.SQ.FTS.B , 5 .915% , 9/14/26 .... 2,903 2,490
a
8841736.SQ.FTS.B , 6 .101% , 9/14/26 .... 21,964 20,577
a
8839513.SQ.FTS.B , 6 .289% , 9/14/26 .... 448 436
a
8842789.SQ.FTS.B , 6 .44% , 9/14/26 ..... 1,928 1,762
a
8841496.SQ.FTS.B , 6 .443% , 9/14/26 .... 3,081 2,937
a
8843690.SQ.FTS.B , 6 .448% , 9/14/26 .... 4,269 3,500
a
8842156.SQ.FTS.B , 6 .45% , 9/14/26 ..... 283 277
a
8841615.SQ.FTS.B , 6 .453% , 9/14/26 .... 1,134 1,092
a
8844282.SQ.FTS.B , 4 .717% , 9/15/26 .... 3,355 3,151
a
8845073.SQ.FTS.B , 4 .717% , 9/15/26 .... 3,295 3,087
a
8845101.SQ.FTS.B , 4 .717% , 9/15/26 .... 2,044 1,955
a
8845215.SQ.FTS.B , 4 .717% , 9/15/26 .... 23,642 22,944
a
8844753.SQ.FTS.B , 4 .718% , 9/15/26 .... 17,726 17,082
a
8845115.SQ.FTS.B , 4 .719% , 9/15/26 .... 14,169 13,467
a
8844183.SQ.FTS.B , 4 .72% , 9/15/26 ..... 3,148 3,050
a
8844687.SQ.FTS.B , 4 .72% , 9/15/26 ..... 9,236 8,916
a
8845651.SQ.FTS.B , 4 .72% , 9/15/26 ..... 8,704 8,410
a
8845477.SQ.FTS.B , 4 .73% , 9/15/26 ..... 2,001 1,894
a
8844213.SQ.FTS.B , 4 .936% , 9/15/26 .... 5,042 4,944
a
8844297.SQ.FTS.B , 5 .031% , 9/15/26 .... 20,373 19,824
a
8844567.SQ.FTS.B , 5 .031% , 9/15/26 .... 6,273 6,157
a
8844633.SQ.FTS.B , 5 .031% , 9/15/26 .... 7,054 6,824
a
8845741.SQ.FTS.B , 5 .031% , 9/15/26 .... 5,824 5,281
a
8844521.SQ.FTS.B , 5 .344% , 9/15/26 .... 6,612 6,004
a
8844957.SQ.FTS.B , 5 .346% , 9/15/26 .... 12,002 11,695
a
8846049.SQ.FTS.B , 5 .348% , 9/15/26 .... 2,625 2,510
a
8845420.SQ.FTS.B , 5 .351% , 9/15/26 .... 5,084 4,871
a
8845925.SQ.FTS.B , 5 .355% , 9/15/26 .... 2,531 2,378
a
8844509.SQ.FTS.B , 5 .583% , 9/15/26 .... 1,067 1,035
a
8846071.SQ.FTS.B , 5 .596% , 9/15/26 .... 17,257 16,860

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8845948.SQ.FTS.B , 5 .599% , 9/15/26 .... $ 11,922 $ 11,248
a
8845493.SQ.FTS.B , 5 .602% , 9/15/26 .... 4,332 4,173
a
8845522.SQ.FTS.B , 5 .912% , 9/15/26 .... 1,840 1,745
a
8845538.SQ.FTS.B , 5 .914% , 9/15/26 .... 1,507 1,483
a
8844915.SQ.FTS.B , 5 .915% , 9/15/26 .... 4,114 3,925
a
8846040.SQ.FTS.B , 6 .099% , 9/15/26 .... 1,717 1,640
a
8845575.SQ.FTS.B , 6 .104% , 9/15/26 .... 5,965 5,812
a
8845716.SQ.FTS.B , 6 .284% , 9/15/26 .... 1,399 1,346
a
8844207.SQ.FTS.B , 6 .313% , 9/15/26 .... 774 598
a
8845777.SQ.FTS.B , 6 .447% , 9/15/26 .... 8,815 8,601
a
8846841.SQ.FTS.B , 4 .711% , 9/16/26 .... 2,913 2,805
a
8846712.SQ.FTS.B , 4 .715% , 9/16/26 .... 1,340 1,298
a
8846349.SQ.FTS.B , 4 .717% , 9/16/26 .... 4,161 3,931
a
8846728.SQ.FTS.B , 4 .717% , 9/16/26 .... 5,973 5,682
a
8847026.SQ.FTS.B , 4 .717% , 9/16/26 .... 16,944 16,385
a
8846422.SQ.FTS.B , 4 .718% , 9/16/26 .... 19,993 19,335
a
8846318.SQ.FTS.B , 4 .719% , 9/16/26 .... 2,910 2,496
a
8846377.SQ.FTS.B , 4 .719% , 9/16/26 .... 5,748 5,475
a
8846605.SQ.FTS.B , 4 .719% , 9/16/26 .... 8,132 7,859
a
8846802.SQ.FTS.B , 4 .952% , 9/16/26 .... 1,227 774
a
8846247.SQ.FTS.B , 5 .031% , 9/16/26 .... 2,895 2,854
a
8846858.SQ.FTS.B , 5 .598% , 9/16/26 .... 15,203 14,825
a
8846661.SQ.FTS.B , 5 .6% , 9/16/26 ...... 2,363 2,169
a
8846280.SQ.FTS.B , 6 .289% , 9/16/26 .... 2,550 2,487
a
8847166.SQ.FTS.B , 6 .289% , 9/16/26 .... 2,813 2,549
a
8846814.SQ.FTS.B , 6 .443% , 9/16/26 .... 2,199 2,166
a
8846692.SQ.FTS.B , 6 .451% , 9/16/26 .... 977 951
a
8846785.SQ.FTS.B , 6 .463% , 9/16/26 .... 1,862 971
a
8849440.SQ.FTS.B , 4 .717% , 9/17/26 .... 6,020 5,689
a
8848239.SQ.FTS.B , 5 .034% , 9/17/26 .... 3,455 3,379
a
8848531.SQ.FTS.B , 5 .598% , 9/17/26 .... 24,106 23,233
a
8848141.SQ.FTS.B , 5 .912% , 9/17/26 .... 3,069 2,959
a
8849373.SQ.FTS.B , 6 .102% , 9/17/26 .... 8,915 8,181
a
8848422.SQ.FTS.B , 6 .107% , 9/17/26 .... 3,046 2,866
a
8849329.SQ.FTS.B , 6 .444% , 9/17/26 .... 3,112 357
a
8849163.SQ.FTS.B , 6 .447% , 9/17/26 .... 5,501 5,328
a
8849609.SQ.FTS.B , 6 .452% , 9/17/26 .... 867 806
a
8849358.SQ.FTS.B , 6 .455% , 9/17/26 .... 742 726
a
8855791.SQ.FTS.B , 4 .706% , 9/18/26 .... 1,992 1,824
a
8856076.SQ.FTS.B , 4 .711% , 9/18/26 .... 3,685 3,561
a
8856186.SQ.FTS.B , 4 .711% , 9/18/26 .... 2,256 2,165
a
8854650.SQ.FTS.B , 4 .714% , 9/18/26 .... 4,050 3,932
a
8854705.SQ.FTS.B , 4 .717% , 9/18/26 .... 30,548 29,504
a
8852825.SQ.FTS.B , 4 .719% , 9/18/26 .... 15,548 14,831
a
8856054.SQ.FTS.B , 4 .932% , 9/18/26 .... 2,066 178
a
8853160.SQ.FTS.B , 5 .031% , 9/18/26 .... 40,085 37,745
Description
Principal
Amount Value
Block, Inc. (continued)
a
8855848.SQ.FTS.B , 5 .031% , 9/18/26 .... $ 16,385 $ 14,892
a
8857471.SQ.FTS.B , 5 .031% , 9/18/26 .... 26,937 25,625
a
8854037.SQ.FTS.B , 5 .346% , 9/18/26 .... 45,873 38,144
a
8856216.SQ.FTS.B , 5 .346% , 9/18/26 .... 56,510 54,705
a
8853822.SQ.FTS.B , 5 .598% , 9/18/26 .... 12,779 10,696
a
8856785.SQ.FTS.B , 5 .598% , 9/18/26 .... 46,001 44,018
a
8853591.SQ.FTS.B , 5 .6% , 9/18/26 ...... 8,940 8,586
a
8856136.SQ.FTS.B , 6 .097% , 9/18/26 .... 3,110 3,017
a
8855695.SQ.FTS.B , 6 .442% , 9/18/26 .... 2,843 2,754
a
8858075.SQ.FTS.B , 4 .717% , 9/19/26 .... 5,425 5,256
a
8859217.SQ.FTS.B , 4 .717% , 9/19/26 .... 8,587 8,271
a
8860868.SQ.FTS.B , 4 .721% , 9/19/26 .... 6,896 6,666
a
8860532.SQ.FTS.B , 4 .724% , 9/19/26 .... 3,417 3,280
a
8858039.SQ.FTS.B , 4 .726% , 9/19/26 .... 2,938 2,813
a
8857808.SQ.FTS.B , 5 .031% , 9/19/26 .... 5,963 5,764
a
8860956.SQ.FTS.B , 5 .031% , 9/19/26 .... 67,038 64,751
a
8859348.SQ.FTS.B , 5 .346% , 9/19/26 .... 27,362 27,090
a
8858162.SQ.FTS.B , 5 .598% , 9/19/26 .... 19,598 19,123
a
8859290.SQ.FTS.B , 5 .628% , 9/19/26 .... 1,648 1,592
a
8858595.SQ.FTS.B , 5 .629% , 9/19/26 .... 23,798 23,032
a
8857969.SQ.FTS.B , 5 .642% , 9/19/26 .... 1,213 1,109
a
8861737.SQ.FTS.B , 5 .911% , 9/19/26 .... 32,342 31,544
a
8862134.SQ.FTS.B , 5 .912% , 9/19/26 .... 12,050 11,758
a
8859182.SQ.FTS.B , 5 .913% , 9/19/26 .... 3,636 3,497
a
8860949.SQ.FTS.B , 6 .429% , 9/19/26 .... 1,069 994
a
8857996.SQ.FTS.B , 6 .443% , 9/19/26 .... 1,681 1,566
a
8860687.SQ.FTS.B , 6 .443% , 9/19/26 .... 5,450 5,105
a
8860800.SQ.FTS.B , 6 .445% , 9/19/26 .... 5,379 4,949
a
8860755.SQ.FTS.B , 6 .447% , 9/19/26 .... 4,562 4,084
a
8867076.SQ.FTS.B , 4 .71% , 9/20/26 ..... 2,871 2,779
a
8865940.SQ.FTS.B , 4 .716% , 9/20/26 .... 3,431 3,312
a
8866134.SQ.FTS.B , 4 .717% , 9/20/26 .... 17,697 17,352
a
8866627.SQ.FTS.B , 4 .717% , 9/20/26 .... 13,243 11,422
a
8867899.SQ.FTS.B , 4 .717% , 9/20/26 .... 4,849 4,656
a
8869285.SQ.FTS.B , 4 .717% , 9/20/26 .... 58,125 56,730
a
8866821.SQ.FTS.B , 4 .719% , 9/20/26 .... 6,598 6,414
a
8867299.SQ.FTS.B , 4 .719% , 9/20/26 .... 6,465 5,249
a
8867946.SQ.FTS.B , 4 .72% , 9/20/26 ..... 7,760 7,484
a
8867865.SQ.FTS.B , 4 .723% , 9/20/26 .... 4,050 3,872
a
8866074.SQ.FTS.B , 5 .031% , 9/20/26 .... 3,756 3,653
a
8866443.SQ.FTS.B , 5 .031% , 9/20/26 .... 16,399 15,864
a
8869585.SQ.FTS.B , 5 .031% , 9/20/26 .... 3,922 3,749
a
8866747.SQ.FTS.B , 5 .343% , 9/20/26 .... 4,721 4,304
a
8867120.SQ.FTS.B , 5 .346% , 9/20/26 .... 6,601 5,475
a
8868012.SQ.FTS.B , 5 .346% , 9/20/26 .... 1,701 1,592
a
8867376.SQ.FTS.B , 5 .631% , 9/20/26 .... 3,500 3,406

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8865003.SQ.FTS.B , 5 .912% , 9/20/26 .... $ 44,882 $ 42,313
a
8869607.SQ.FTS.B , 5 .912% , 9/20/26 .... 40,706 39,902
a
8869198.SQ.FTS.B , 5 .913% , 9/20/26 .... 15,277 14,789
a
8868039.SQ.FTS.B , 6 .102% , 9/20/26 .... 17,010 16,512
a
8867486.SQ.FTS.B , 6 .289% , 9/20/26 .... 38,939 32,353
a
8867035.SQ.FTS.B , 6 .307% , 9/20/26 .... 746 719
a
8869600.SQ.FTS.B , 6 .427% , 9/20/26 .... 989 874
a
8865971.SQ.FTS.B , 6 .442% , 9/20/26 .... 1,182 1,141
a
8866929.SQ.FTS.B , 6 .443% , 9/20/26 .... 4,666 4,541
a
8867464.SQ.FTS.B , 6 .443% , 9/20/26 .... 1,452 1,412
a
8872011.SQ.FTS.B , 4 .715% , 9/21/26 .... 6,265 6,055
a
8872611.SQ.FTS.B , 4 .715% , 9/21/26 .... 6,377 6,139
a
8869835.SQ.FTS.B , 4 .717% , 9/21/26 .... 22,884 21,703
a
8870968.SQ.FTS.B , 4 .717% , 9/21/26 .... 4,059 3,913
a
8872659.SQ.FTS.B , 4 .717% , 9/21/26 .... 14,133 13,689
a
8871439.SQ.FTS.B , 4 .718% , 9/21/26 .... 20,564 19,104
a
8871367.SQ.FTS.B , 4 .719% , 9/21/26 .... 6,174 5,982
a
8871729.SQ.FTS.B , 4 .719% , 9/21/26 .... 7,824 7,545
a
8872233.SQ.FTS.B , 4 .938% , 9/21/26 .... 23,612 19,156
a
8871049.SQ.FTS.B , 4 .957% , 9/21/26 .... 588 510
a
8872127.SQ.FTS.B , 5 .031% , 9/21/26 .... 2,612 2,523
a
8872976.SQ.FTS.B , 5 .346% , 9/21/26 .... 50,997 48,807
a
8870251.SQ.FTS.B , 5 .354% , 9/21/26 .... 1,958 1,894
a
8870382.SQ.FTS.B , 5 .597% , 9/21/26 .... 6,643 6,406
a
8872171.SQ.FTS.B , 5 .638% , 9/21/26 .... 919 839
a
8870327.SQ.FTS.B , 5 .912% , 9/21/26 .... 2,407 2,259
a
8871085.SQ.FTS.B , 5 .914% , 9/21/26 .... 6,240 6,156
a
8871686.SQ.FTS.B , 5 .918% , 9/21/26 .... 2,827 2,614
a
8872179.SQ.FTS.B , 5 .918% , 9/21/26 .... 1,970 1,904
a
8871299.SQ.FTS.B , 6 .101% , 9/21/26 .... 5,153 4,988
a
8872818.SQ.FTS.B , 6 .101% , 9/21/26 .... 12,714 12,358
a
8870483.SQ.FTS.B , 6 .289% , 9/21/26 .... 13,596 13,166
a
8872195.SQ.FTS.B , 6 .293% , 9/21/26 .... 1,919 1,780
a
8871819.SQ.FTS.B , 6 .447% , 9/21/26 .... 11,694 11,411
a
8873559.SQ.FTS.B , 6 .449% , 9/21/26 .... 11,657 10,713
a
8875186.SQ.FTS.B , 4 .717% , 9/22/26 .... 1,464 1,338
a
8875975.SQ.FTS.B , 4 .718% , 9/22/26 .... 2,258 2,149
a
8875423.SQ.FTS.B , 4 .719% , 9/22/26 .... 12,933 12,470
a
8875784.SQ.FTS.B , 4 .719% , 9/22/26 .... 13,968 13,406
a
8875214.SQ.FTS.B , 4 .721% , 9/22/26 .... 6,329 6,068
a
8875531.SQ.FTS.B , 4 .722% , 9/22/26 .... 5,232 5,051
a
8875607.SQ.FTS.B , 4 .726% , 9/22/26 .... 3,038 2,890
a
8875759.SQ.FTS.B , 4 .954% , 9/22/26 .... 1,296 845
a
8875278.SQ.FTS.B , 5 .031% , 9/22/26 .... 1,395 1,328
a
8875292.SQ.FTS.B , 5 .031% , 9/22/26 .... 20,453 19,211
a
8876001.SQ.FTS.B , 5 .031% , 9/22/26 .... 8,332 8,051
Description
Principal
Amount Value
Block, Inc. (continued)
a
8875674.SQ.FTS.B , 5 .036% , 9/22/26 .... $ 4,850 $ 4,584
a
8875910.SQ.FTS.B , 5 .036% , 9/22/26 .... 5,312 4,846
a
8875203.SQ.FTS.B , 5 .337% , 9/22/26 .... 1,211 1,168
a
8875664.SQ.FTS.B , 5 .342% , 9/22/26 .... 1,368 1,320
a
8875938.SQ.FTS.B , 5 .344% , 9/22/26 .... 3,292 3,084
a
8875177.SQ.FTS.B , 5 .595% , 9/22/26 .... 1,511 1,402
a
8875891.SQ.FTS.B , 5 .595% , 9/22/26 .... 2,196 1,973
a
8875261.SQ.FTS.B , 5 .616% , 9/22/26 .... 2,425 114
a
8876073.SQ.FTS.B , 5 .913% , 9/22/26 .... 13,918 11,819
a
8875745.SQ.FTS.B , 5 .922% , 9/22/26 .... 780 770
a
8875194.SQ.FTS.B , 6 .089% , 9/22/26 .... 565 553
a
8875559.SQ.FTS.B , 6 .105% , 9/22/26 .... 4,670 4,306
a
8875775.SQ.FTS.B , 6 .282% , 9/22/26 .... 1,577 825
a
8875716.SQ.FTS.B , 6 .442% , 9/22/26 .... 2,765 2,657
a
8876716.SQ.FTS.B , 4 .714% , 9/23/26 .... 3,082 2,966
a
8876740.SQ.FTS.B , 4 .717% , 9/23/26 .... 12,745 12,353
a
8876839.SQ.FTS.B , 4 .717% , 9/23/26 .... 10,911 10,484
a
8876425.SQ.FTS.B , 4 .718% , 9/23/26 .... 30,890 29,778
a
8876388.SQ.FTS.B , 4 .719% , 9/23/26 .... 5,189 5,061
a
8876656.SQ.FTS.B , 5 .031% , 9/23/26 .... 6,920 6,684
a
8876328.SQ.FTS.B , 5 .598% , 9/23/26 .... 4,604 4,151
a
8876195.SQ.FTS.B , 5 .912% , 9/23/26 .... 13,037 12,662
a
8876363.SQ.FTS.B , 6 .104% , 9/23/26 .... 3,661 3,516
a
8876926.SQ.FTS.B , 6 .446% , 9/23/26 .... 14,100 13,586
a
8876181.SQ.FTS.B , 6 .447% , 9/23/26 .... 1,174 1,125
a
8876920.SQ.FTS.B , 6 .447% , 9/23/26 .... 1,318 761
a
8877336.SQ.FTS.B , 4 .717% , 9/24/26 .... 11,102 10,746
a
8878180.SQ.FTS.B , 4 .717% , 9/24/26 .... 1,732 1,654
a
8877253.SQ.FTS.B , 5 .031% , 9/24/26 .... 6,921 6,697
a
8878197.SQ.FTS.B , 5 .031% , 9/24/26 .... 49,966 47,654
a
8878943.SQ.FTS.B , 5 .031% , 9/24/26 .... 1,298 1,259
a
8877914.SQ.FTS.B , 5 .344% , 9/24/26 .... 6,575 6,307
a
8877686.SQ.FTS.B , 6 .101% , 9/24/26 .... 3,036 2,920
a
8878143.SQ.FTS.B , 6 .11% , 9/24/26 ..... 1,786 1,699
a
8882921.SQ.FTS.B , 4 .716% , 9/25/26 .... 3,202 3,101
a
8881459.SQ.FTS.B , 4 .717% , 9/25/26 .... 15,310 14,809
a
8881574.SQ.FTS.B , 4 .717% , 9/25/26 .... 12,182 11,882
a
8882014.SQ.FTS.B , 4 .717% , 9/25/26 .... 3,150 2,328
a
8882122.SQ.FTS.B , 4 .717% , 9/25/26 .... 21,178 20,537
a
8883088.SQ.FTS.B , 4 .717% , 9/25/26 .... 3,372 3,239
a
8883246.SQ.FTS.B , 4 .717% , 9/25/26 .... 3,419 3,272
a
8884506.SQ.FTS.B , 4 .717% , 9/25/26 .... 40,964 39,235
a
8883131.SQ.FTS.B , 4 .936% , 9/25/26 .... 4,841 4,526
a
8884011.SQ.FTS.B , 5 .031% , 9/25/26 .... 31,635 30,734
a
8884936.SQ.FTS.B , 5 .031% , 9/25/26 .... 9,257 7,643
a
8882044.SQ.FTS.B , 5 .344% , 9/25/26 .... 6,095 5,657

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8881689.SQ.FTS.B , 5 .347% , 9/25/26 .... $ 12,548 $ 12,340
a
8881061.SQ.FTS.B , 5 .597% , 9/25/26 .... 50,664 48,064
a
8882668.SQ.FTS.B , 5 .598% , 9/25/26 .... 15,856 15,102
a
8881679.SQ.FTS.B , 5 .893% , 9/25/26 .... 1,010 984
a
8884416.SQ.FTS.B , 5 .912% , 9/25/26 .... 7,352 7,043
a
8882997.SQ.FTS.B , 5 .913% , 9/25/26 .... 4,145 4,061
a
8881872.SQ.FTS.B , 5 .914% , 9/25/26 .... 5,930 5,616
a
8883687.SQ.FTS.B , 6 .098% , 9/25/26 .... 6,958 6,290
a
8885096.SQ.FTS.B , 6 .1% , 9/25/26 ...... 3,134 2,763
a
8883777.SQ.FTS.B , 6 .101% , 9/25/26 .... 9,771 9,529
a
8883302.SQ.FTS.B , 6 .265% , 9/25/26 .... 709 671
a
8887497.SQ.FTS.B , 4 .716% , 9/26/26 .... 4,732 4,469
a
8886302.SQ.FTS.B , 4 .717% , 9/26/26 .... 9,269 8,844
a
8886481.SQ.FTS.B , 4 .717% , 9/26/26 .... 3,165 3,054
a
8887178.SQ.FTS.B , 4 .717% , 9/26/26 .... 16,075 15,490
a
8887594.SQ.FTS.B , 4 .717% , 9/26/26 .... 19,098 18,217
a
8888350.SQ.FTS.B , 4 .717% , 9/26/26 .... 11,266 10,880
a
8888521.SQ.FTS.B , 4 .717% , 9/26/26 .... 3,883 3,796
a
8889880.SQ.FTS.B , 4 .717% , 9/26/26 .... 61,996 59,831
a
8887846.SQ.FTS.B , 4 .718% , 9/26/26 .... 14,245 13,967
a
8888177.SQ.FTS.B , 4 .719% , 9/26/26 .... 6,611 6,361
a
8890741.SQ.FTS.B , 4 .719% , 9/26/26 .... 12,801 12,224
a
8886444.SQ.FTS.B , 4 .727% , 9/26/26 .... 1,800 1,766
a
8886673.SQ.FTS.B , 4 .935% , 9/26/26 .... 6,741 5,814
a
8888564.SQ.FTS.B , 5 .031% , 9/26/26 .... 24,126 23,316
a
8889370.SQ.FTS.B , 5 .031% , 9/26/26 .... 5,920 5,370
a
8889516.SQ.FTS.B , 5 .031% , 9/26/26 .... 33,039 31,123
a
8890666.SQ.FTS.B , 5 .037% , 9/26/26 .... 4,000 3,828
a
8890646.SQ.FTS.B , 5 .34% , 9/26/26 ..... 1,907 1,786
a
8886874.SQ.FTS.B , 5 .348% , 9/26/26 .... 5,367 5,190
a
8887086.SQ.FTS.B , 5 .353% , 9/26/26 .... 2,827 2,581
a
8888129.SQ.FTS.B , 5 .593% , 9/26/26 .... 4,677 4,541
a
8886536.SQ.FTS.B , 5 .627% , 9/26/26 .... 5,302 5,124
a
8890694.SQ.FTS.B , 5 .909% , 9/26/26 .... 9,893 1,416
a
8890937.SQ.FTS.B , 5 .912% , 9/26/26 .... 13,721 12,763
a
8890868.SQ.FTS.B , 5 .915% , 9/26/26 .... 3,671 3,606
a
8886793.SQ.FTS.B , 6 .101% , 9/26/26 .... 5,822 4,023
a
8890568.SQ.FTS.B , 6 .445% , 9/26/26 .... 9,068 8,841
a
8889464.SQ.FTS.B , 6 .447% , 9/26/26 .... 1,599 1,526
a
8888258.SQ.FTS.B , 6 .449% , 9/26/26 .... 5,088 4,754
a
8889437.SQ.FTS.B , 6 .454% , 9/26/26 .... 2,310 903
a
8886752.SQ.FTS.B , 6 .458% , 9/26/26 .... 804 782
a
8894151.SQ.FTS.B , 4 .714% , 9/27/26 .... 3,837 3,732
a
8894260.SQ.FTS.B , 4 .715% , 9/27/26 .... 5,229 5,047
a
8893921.SQ.FTS.B , 4 .717% , 9/27/26 .... 5,643 5,445
a
8896816.SQ.FTS.B , 4 .717% , 9/27/26 .... 5,012 4,827
Description
Principal
Amount Value
Block, Inc. (continued)
a
8896906.SQ.FTS.B , 4 .717% , 9/27/26 .... $ 3,447 $ 3,300
a
8893844.SQ.FTS.B , 4 .718% , 9/27/26 .... 4,082 3,946
a
8896287.SQ.FTS.B , 4 .718% , 9/27/26 .... 29,973 28,508
a
8896954.SQ.FTS.B , 4 .718% , 9/27/26 .... 43,896 42,543
a
8897312.SQ.FTS.B , 4 .718% , 9/27/26 .... 39,029 37,700
a
8895500.SQ.FTS.B , 4 .719% , 9/27/26 .... 3,346 3,219
a
8896209.SQ.FTS.B , 4 .719% , 9/27/26 .... 4,156 3,940
a
8897971.SQ.FTS.B , 4 .719% , 9/27/26 .... 17,655 15,968
a
8895423.SQ.FTS.B , 4 .722% , 9/27/26 .... 6,210 5,899
a
8897818.SQ.FTS.B , 4 .722% , 9/27/26 .... 3,310 3,123
a
8894117.SQ.FTS.B , 4 .73% , 9/27/26 ..... 2,115 2,034
a
8893779.SQ.FTS.B , 5 .031% , 9/27/26 .... 4,150 4,018
a
8895776.SQ.FTS.B , 5 .031% , 9/27/26 .... 32,844 31,780
a
8896682.SQ.FTS.B , 5 .031% , 9/27/26 .... 13,221 12,911
a
8897857.SQ.FTS.B , 5 .031% , 9/27/26 .... 6,719 6,040
a
8897911.SQ.FTS.B , 5 .339% , 9/27/26 .... 1,997 1,899
a
8897734.SQ.FTS.B , 5 .344% , 9/27/26 .... 5,923 5,804
a
8897924.SQ.FTS.B , 5 .351% , 9/27/26 .... 6,610 1,706
a
8894937.SQ.FTS.B , 5 .585% , 9/27/26 .... 1,639 1,564
a
8897962.SQ.FTS.B , 5 .586% , 9/27/26 .... 1,726 1,218
a
8895551.SQ.FTS.B , 5 .599% , 9/27/26 .... 22,791 21,929
a
8897787.SQ.FTS.B , 5 .602% , 9/27/26 .... 2,073 1,995
a
8896656.SQ.FTS.B , 5 .642% , 9/27/26 .... 1,520 1,082
a
8895384.SQ.FTS.B , 5 .904% , 9/27/26 .... 2,669 2,583
a
8894354.SQ.FTS.B , 5 .918% , 9/27/26 .... 1,484 1,449
a
8894838.SQ.FTS.B , 5 .918% , 9/27/26 .... 3,526 3,343
a
8894461.SQ.FTS.B , 6 .101% , 9/27/26 .... 15,008 14,587
a
8895347.SQ.FTS.B , 6 .286% , 9/27/26 .... 2,705 2,444
a
8896200.SQ.FTS.B , 6 .3% , 9/27/26 ...... 754 685
a
8894985.SQ.FTS.B , 6 .427% , 9/27/26 .... 956 864
a
8895009.SQ.FTS.B , 6 .446% , 9/27/26 .... 1,154 1,150
a
8898960.SQ.FTS.B , 4 .717% , 9/28/26 .... 17,384 16,769
a
8899950.SQ.FTS.B , 4 .717% , 9/28/26 .... 63,505 60,986
a
8902101.SQ.FTS.B , 4 .718% , 9/28/26 .... 3,481 3,388
a
8902012.SQ.FTS.B , 4 .719% , 9/28/26 .... 7,225 6,968
a
8899301.SQ.FTS.B , 4 .723% , 9/28/26 .... 3,752 3,653
a
8902380.SQ.FTS.B , 4 .725% , 9/28/26 .... 2,263 2,163
a
8898433.SQ.FTS.B , 4 .924% , 9/28/26 .... 1,143 1,004
a
8899360.SQ.FTS.B , 4 .946% , 9/28/26 .... 2,048 1,876
a
8899527.SQ.FTS.B , 5 .031% , 9/28/26 .... 7,740 7,572
a
8901099.SQ.FTS.B , 5 .031% , 9/28/26 .... 28,821 27,577
a
8901939.SQ.FTS.B , 5 .031% , 9/28/26 .... 4,212 3,997
a
8902459.SQ.FTS.B , 5 .031% , 9/28/26 .... 70,526 66,503
a
8901066.SQ.FTS.B , 5 .345% , 9/28/26 .... 5,578 5,059
a
8899859.SQ.FTS.B , 5 .351% , 9/28/26 .... 4,349 4,161
a
8901564.SQ.FTS.B , 5 .351% , 9/28/26 .... 2,941 2,897

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8898504.SQ.FTS.B , 5 .59% , 9/28/26 ..... $ 2,948 $ 2,772
a
8902427.SQ.FTS.B , 5 .594% , 9/28/26 .... 2,625 2,549
a
8900831.SQ.FTS.B , 5 .598% , 9/28/26 .... 16,641 16,118
a
8901655.SQ.FTS.B , 5 .598% , 9/28/26 .... 21,357 17,999
a
8902216.SQ.FTS.B , 5 .629% , 9/28/26 .... 4,536 4,406
a
8898593.SQ.FTS.B , 5 .913% , 9/28/26 .... 13,309 12,878
a
8899428.SQ.FTS.B , 6 .085% , 9/28/26 .... 809 792
a
8899751.SQ.FTS.B , 6 .098% , 9/28/26 .... 1,142 1,088
a
8898921.SQ.FTS.B , 6 .28% , 9/28/26 ..... 2,685 823
a
8901624.SQ.FTS.B , 6 .28% , 9/28/26 ..... 2,629 1,815
a
8902174.SQ.FTS.B , 6 .444% , 9/28/26 .... 3,105 3,043
a
8899465.SQ.FTS.B , 6 .45% , 9/28/26 ..... 1,455 1,372
a
8899803.SQ.FTS.B , 6 .464% , 9/28/26 .... 1,286 1,218
a
8903134.SQ.FTS.B , 4 .705% , 9/29/26 .... 2,034 1,944
a
8903177.SQ.FTS.B , 4 .717% , 9/29/26 .... 10,682 10,267
a
8903702.SQ.FTS.B , 4 .721% , 9/29/26 .... 4,808 4,634
a
8903983.SQ.FTS.B , 4 .721% , 9/29/26 .... 6,161 5,929
a
8904121.SQ.FTS.B , 5 .031% , 9/29/26 .... 4,877 4,663
a
8903672.SQ.FTS.B , 5 .337% , 9/29/26 .... 2,337 2,176
a
8903338.SQ.FTS.B , 5 .586% , 9/29/26 .... 2,102 2,004
a
8903362.SQ.FTS.B , 6 .1% , 9/29/26 ...... 13,151 12,724
a
8903774.SQ.FTS.B , 6 .103% , 9/29/26 .... 8,973 8,700
a
8903915.SQ.FTS.B , 6 .447% , 9/29/26 .... 1,230 1,015
a
8903326.SQ.FTS.B , 6 .461% , 9/29/26 .... 459 444
a
8904098.SQ.FTS.B , 6 .462% , 9/29/26 .... 1,988 1,448
a
8904593.SQ.FTS.B , 4 .715% , 9/30/26 .... 3,202 3,060
a
8904248.SQ.FTS.B , 4 .717% , 9/30/26 .... 7,648 7,336
a
8905176.SQ.FTS.B , 4 .717% , 9/30/26 .... 12,651 12,143
a
8908868.SQ.FTS.B , 4 .717% , 9/30/26 .... 18,968 18,196
a
8904974.SQ.FTS.B , 4 .719% , 9/30/26 .... 11,029 10,570
a
8908681.SQ.FTS.B , 4 .727% , 9/30/26 .... 2,639 2,537
a
8904945.SQ.FTS.B , 4 .73% , 9/30/26 ..... 2,132 2,051
a
8904241.SQ.FTS.B , 4 .94% , 9/30/26 ..... 163 157
a
8904804.SQ.FTS.B , 5 .031% , 9/30/26 .... 11,078 10,405
a
8907192.SQ.FTS.B , 5 .031% , 9/30/26 .... 25,559 24,697
a
8909342.SQ.FTS.B , 5 .036% , 9/30/26 .... 2,774 2,662
a
8904770.SQ.FTS.B , 5 .354% , 9/30/26 .... 2,455 2,294
a
8907952.SQ.FTS.B , 5 .606% , 9/30/26 .... 2,306 1,744
a
8905890.SQ.FTS.B , 5 .616% , 9/30/26 .... 740 273
a
8904556.SQ.FTS.B , 5 .926% , 9/30/26 .... 1,830 1,709
a
8904640.SQ.FTS.B , 6 .102% , 9/30/26 .... 10,264 7,858
a
8908730.SQ.FTS.B , 6 .102% , 9/30/26 .... 1,965 1,903
a
8904224.SQ.FTS.B , 6 .441% , 9/30/26 .... 1,002 910
a
8907137.SQ.FTS.B , 6 .447% , 9/30/26 .... 2,376 2,178
a
8908017.SQ.FTS.B , 6 .447% , 9/30/26 .... 17,694 17,118
a
8904372.SQ.FTS.B , 6 .449% , 9/30/26 .... 13,940 10,128
Description
Principal
Amount Value
Block, Inc. (continued)
a
8908818.SQ.FTS.B , 6 .45% , 9/30/26 ..... $ 4,432 $ 3,801
a
8910705.SQ.FTS.B , 4 .713% , 10/01/26 ... 3,063 2,950
a
8910175.SQ.FTS.B , 4 .717% , 10/01/26 ... 3,694 3,534
a
8910319.SQ.FTS.B , 4 .717% , 10/01/26 ... 11,303 10,837
a
8910498.SQ.FTS.B , 4 .717% , 10/01/26 ... 8,823 8,465
a
8911626.SQ.FTS.B , 4 .717% , 10/01/26 ... 21,166 20,381
a
8913820.SQ.FTS.B , 4 .717% , 10/01/26 ... 14,031 13,044
a
8914272.SQ.FTS.B , 4 .717% , 10/01/26 ... 31,668 30,518
a
8912286.SQ.FTS.B , 4 .721% , 10/01/26 ... 7,446 7,155
a
8913957.SQ.FTS.B , 5 .031% , 10/01/26 ... 22,346 20,994
a
8914751.SQ.FTS.B , 5 .031% , 10/01/26 ... 5,518 5,332
a
8911428.SQ.FTS.B , 5 .346% , 10/01/26 ... 12,507 12,087
a
8912973.SQ.FTS.B , 5 .346% , 10/01/26 ... 55,485 50,255
a
8914080.SQ.FTS.B , 5 .346% , 10/01/26 ... 15,037 14,556
a
8913645.SQ.FTS.B , 5 .348% , 10/01/26 ... 13,684 12,867
a
8911274.SQ.FTS.B , 5 .352% , 10/01/26 ... 5,010 4,674
a
8912364.SQ.FTS.B , 5 .597% , 10/01/26 ... 11,713 11,362
a
8912109.SQ.FTS.B , 6 .083% , 10/01/26 ... 1,620 1,340
a
8910246.SQ.FTS.B , 6 .091% , 10/01/26 ... 2,148 2,059
a
8912598.SQ.FTS.B , 6 .101% , 10/01/26 ... 20,965 20,440
a
8911214.SQ.FTS.B , 6 .28% , 10/01/26 .... 1,092 1,026
a
8912252.SQ.FTS.B , 6 .28% , 10/01/26 .... 1,241 1,214
a
8910299.SQ.FTS.B , 6 .434% , 10/01/26 ... 1,227 960
a
8911064.SQ.FTS.B , 6 .445% , 10/01/26 ... 3,717 3,555
a
8910771.SQ.FTS.B , 6 .447% , 10/01/26 ... 10,038 9,697
a
8911398.SQ.FTS.B , 6 .447% , 10/01/26 ... 1,435 1,362
a
8912126.SQ.FTS.B , 6 .447% , 10/01/26 ... 8,398 7,920
a
8914672.SQ.FTS.B , 6 .447% , 10/01/26 ... 9,322 8,692
a
8914654.SQ.FTS.B , 6 .456% , 10/01/26 ... 1,081 1,037
a
8917561.SQ.FTS.B , 4 .717% , 10/02/26 ... 5,757 5,532
a
8915304.SQ.FTS.B , 4 .718% , 10/02/26 ... 29,531 28,399
a
8917624.SQ.FTS.B , 4 .724% , 10/02/26 ... 3,861 3,711
a
8919027.SQ.FTS.B , 4 .726% , 10/02/26 ... 3,320 3,110
a
8917191.SQ.FTS.B , 4 .953% , 10/02/26 ... 453 424
a
8916202.SQ.FTS.B , 5 .031% , 10/02/26 ... 2,472 2,366
a
8917663.SQ.FTS.B , 5 .031% , 10/02/26 ... 19,027 18,202
a
8918745.SQ.FTS.B , 5 .031% , 10/02/26 ... 14,971 12,744
a
8919093.SQ.FTS.B , 5 .031% , 10/02/26 ... 2,349 2,203
a
8915086.SQ.FTS.B , 5 .346% , 10/02/26 ... 8,936 8,653
a
8916864.SQ.FTS.B , 5 .346% , 10/02/26 ... 17,870 16,795
a
8914912.SQ.FTS.B , 5 .353% , 10/02/26 ... 1,770 1,711
a
8916602.SQ.FTS.B , 5 .356% , 10/02/26 ... 1,401 1,310
a
8916643.SQ.FTS.B , 5 .597% , 10/02/26 ... 14,338 13,580
a
8917966.SQ.FTS.B , 5 .597% , 10/02/26 ... 26,927 20,816
a
8916470.SQ.FTS.B , 5 .602% , 10/02/26 ... 2,961 2,833
a
8916799.SQ.FTS.B , 5 .66% , 10/02/26 .... 700 562

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8917906.SQ.FTS.B , 5 .66% , 10/02/26 .... $ 110 $ 106
a
8916534.SQ.FTS.B , 6 .105% , 10/02/26 ... 1,951 1,899
a
8917207.SQ.FTS.B , 6 .289% , 10/02/26 ... 14,357 13,841
a
8917908.SQ.FTS.B , 6 .294% , 10/02/26 ... 3,694 3,551
a
8914928.SQ.FTS.B , 6 .296% , 10/02/26 ... 2,957 2,509
a
8914901.SQ.FTS.B , 6 .303% , 10/02/26 ... 1,691 1,286
a
8915288.SQ.FTS.B , 6 .427% , 10/02/26 ... 1,010 851
a
8916613.SQ.FTS.B , 6 .447% , 10/02/26 ... 3,942 3,072
a
8916801.SQ.FTS.B , 6 .447% , 10/02/26 ... 6,937 6,669
a
8918112.SQ.FTS.B , 6 .447% , 10/02/26 ... 64,164 61,889
a
8918804.SQ.FTS.B , 6 .448% , 10/02/26 ... 19,745 18,950
a
8915271.SQ.FTS.B , 6 .459% , 10/02/26 ... 1,097 1,025
a
8924143.SQ.FTS.B , 4 .712% , 10/03/26 ... 2,310 2,219
a
8923656.SQ.FTS.B , 4 .715% , 10/03/26 ... 5,460 5,233
a
8921581.SQ.FTS.B , 4 .717% , 10/03/26 ... 6,914 6,648
a
8921687.SQ.FTS.B , 4 .717% , 10/03/26 ... 8,763 8,351
a
8921862.SQ.FTS.B , 4 .717% , 10/03/26 ... 6,925 6,645
a
8921951.SQ.FTS.B , 4 .717% , 10/03/26 ... 29,029 27,886
a
8923168.SQ.FTS.B , 4 .717% , 10/03/26 ... 26,617 25,633
a
8924167.SQ.FTS.B , 4 .717% , 10/03/26 ... 19,358 18,617
a
8925319.SQ.FTS.B , 4 .718% , 10/03/26 ... 2,330 2,234
a
8925345.SQ.FTS.B , 4 .721% , 10/03/26 ... 3,617 3,477
a
8923136.SQ.FTS.B , 4 .73% , 10/03/26 .... 2,115 2,031
a
8925420.SQ.FTS.B , 4 .962% , 10/03/26 ... 596 500
a
8922729.SQ.FTS.B , 5 .031% , 10/03/26 ... 20,941 19,894
a
8925424.SQ.FTS.B , 5 .031% , 10/03/26 ... 75,310 70,172
a
8922536.SQ.FTS.B , 5 .346% , 10/03/26 ... 12,492 11,921
a
8925006.SQ.FTS.B , 5 .629% , 10/03/26 ... 2,665 2,497
a
8921796.SQ.FTS.B , 5 .902% , 10/03/26 ... 1,800 1,719
a
8924440.SQ.FTS.B , 6 .101% , 10/03/26 ... 19,401 18,793
a
8925056.SQ.FTS.B , 6 .101% , 10/03/26 ... 32,971 31,512
a
8924731.SQ.FTS.B , 6 .289% , 10/03/26 ... 14,369 13,374
a
8921558.SQ.FTS.B , 6 .447% , 10/03/26 ... 1,515 1,305
a
8924008.SQ.FTS.B , 6 .448% , 10/03/26 ... 17,480 12,625
a
8928669.SQ.FTS.B , 4 .707% , 10/04/26 ... 1,920 1,850
a
8929365.SQ.FTS.B , 4 .711% , 10/04/26 ... 3,273 3,050
a
8929141.SQ.FTS.B , 4 .716% , 10/04/26 ... 5,025 4,453
a
8927324.SQ.FTS.B , 4 .717% , 10/04/26 ... 17,401 16,618
a
8928418.SQ.FTS.B , 4 .717% , 10/04/26 ... 11,305 10,807
a
8928726.SQ.FTS.B , 4 .717% , 10/04/26 ... 13,611 13,049
a
8928969.SQ.FTS.B , 4 .717% , 10/04/26 ... 12,732 12,168
a
8929609.SQ.FTS.B , 4 .717% , 10/04/26 ... 3,553 3,374
a
8926742.SQ.FTS.B , 4 .718% , 10/04/26 ... 18,738 18,044
a
8929394.SQ.FTS.B , 4 .718% , 10/04/26 ... 22,982 21,391
a
8926176.SQ.FTS.B , 4 .72% , 10/04/26 .... 5,208 5,012
a
8929323.SQ.FTS.B , 4 .721% , 10/04/26 ... 2,803 2,484
Description
Principal
Amount Value
Block, Inc. (continued)
a
8928211.SQ.FTS.B , 5 .031% , 10/04/26 ... $ 8,004 $ 7,088
a
8928251.SQ.FTS.B , 5 .031% , 10/04/26 ... 7,572 7,296
a
8928373.SQ.FTS.B , 5 .031% , 10/04/26 ... 3,811 3,647
a
8929667.SQ.FTS.B , 5 .031% , 10/04/26 ... 7,917 7,554
a
8929651.SQ.FTS.B , 5 .035% , 10/04/26 ... 2,776 2,627
a
8929194.SQ.FTS.B , 5 .346% , 10/04/26 ... 11,661 11,285
a
8926716.SQ.FTS.B , 5 .352% , 10/04/26 ... 3,698 3,442
a
8928006.SQ.FTS.B , 5 .354% , 10/04/26 ... 3,002 2,852
a
8927201.SQ.FTS.B , 5 .357% , 10/04/26 ... 2,297 2,223
a
8928930.SQ.FTS.B , 5 .358% , 10/04/26 ... 2,747 2,356
a
8926383.SQ.FTS.B , 5 .597% , 10/04/26 ... 13,315 12,798
a
8927615.SQ.FTS.B , 5 .598% , 10/04/26 ... 23,287 22,459
a
8929766.SQ.FTS.B , 5 .598% , 10/04/26 ... 29,373 27,409
a
8928327.SQ.FTS.B , 5 .913% , 10/04/26 ... 4,475 4,284
a
8928100.SQ.FTS.B , 6 .101% , 10/04/26 ... 5,200 5,037
a
8928186.SQ.FTS.B , 6 .103% , 10/04/26 ... 1,779 1,726
a
8927583.SQ.FTS.B , 6 .28% , 10/04/26 .... 1,085 1,027
a
8926136.SQ.FTS.B , 6 .286% , 10/04/26 ... 2,445 2,289
a
8928058.SQ.FTS.B , 6 .447% , 10/04/26 ... 3,054 2,692
a
8928581.SQ.FTS.B , 6 .448% , 10/04/26 ... 4,153 3,677
a
8928687.SQ.FTS.B , 6 .453% , 10/04/26 ... 5,432 3,150
a
8928653.SQ.FTS.B , 6 .454% , 10/04/26 ... 1,594 1,509
a
8928919.SQ.FTS.B , 6 .456% , 10/04/26 ... 1,878 1,789
a
8927594.SQ.FTS.B , 6 .463% , 10/04/26 ... 1,859 1,383
a
8928895.SQ.FTS.B , 6 .467% , 10/04/26 ... 948 925
a
8927605.SQ.FTS.B , 6 .478% , 10/04/26 ... 904 800
a
8930254.SQ.FTS.B , 4 .715% , 10/05/26 ... 3,953 3,799
a
8930868.SQ.FTS.B , 4 .715% , 10/05/26 ... 8,725 8,384
a
8930794.SQ.FTS.B , 4 .717% , 10/05/26 ... 6,909 6,658
a
8930618.SQ.FTS.B , 4 .718% , 10/05/26 ... 21,679 20,526
a
8930945.SQ.FTS.B , 4 .725% , 10/05/26 ... 1,466 1,402
a
8930376.SQ.FTS.B , 4 .926% , 10/05/26 ... 1,441 1,389
a
8930431.SQ.FTS.B , 5 .347% , 10/05/26 ... 10,628 10,111
a
8930177.SQ.FTS.B , 5 .348% , 10/05/26 ... 12,600 11,997
a
8930310.SQ.FTS.B , 5 .349% , 10/05/26 ... 7,821 7,567
a
8930963.SQ.FTS.B , 5 .589% , 10/05/26 ... 2,596 2,508
a
8930530.SQ.FTS.B , 5 .6% , 10/05/26 ..... 8,965 7,624
a
8930998.SQ.FTS.B , 5 .606% , 10/05/26 ... 2,391 2,297
a
8930599.SQ.FTS.B , 5 .608% , 10/05/26 ... 1,956 1,879
a
8930586.SQ.FTS.B , 5 .625% , 10/05/26 ... 936 909
a
8930168.SQ.FTS.B , 5 .63% , 10/05/26 .... 1,286 1,243
a
8930987.SQ.FTS.B , 5 .926% , 10/05/26 ... 1,098 1,059
a
8930394.SQ.FTS.B , 6 .096% , 10/05/26 ... 5,187 4,842
a
8930285.SQ.FTS.B , 6 .448% , 10/05/26 ... 3,643 3,228
a
8931758.SQ.FTS.B , 4 .738% , 10/06/26 ... 1,289 1,239
a
8931722.SQ.FTS.B , 4 .931% , 10/06/26 ... 807 757

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8931016.SQ.FTS.B , 5 .348% , 10/06/26 ... $ 3,417 $ 3,306
a
8931772.SQ.FTS.B , 5 .598% , 10/06/26 ... 18,518 17,914
a
8931061.SQ.FTS.B , 6 .102% , 10/06/26 ... 12,626 11,928
a
8931042.SQ.FTS.B , 6 .439% , 10/06/26 ... 1,788 1,685
a
8933609.SQ.FTS.B , 4 .715% , 10/07/26 ... 7,026 6,713
a
8935491.SQ.FTS.B , 4 .716% , 10/07/26 ... 4,785 4,599
a
8934541.SQ.FTS.B , 4 .717% , 10/07/26 ... 10,149 9,757
a
8936596.SQ.FTS.B , 4 .719% , 10/07/26 ... 9,428 9,035
a
8936800.SQ.FTS.B , 4 .721% , 10/07/26 ... 7,127 6,853
a
8932929.SQ.FTS.B , 4 .722% , 10/07/26 ... 2,287 2,200
a
8933021.SQ.FTS.B , 4 .724% , 10/07/26 ... 3,281 3,163
a
8936052.SQ.FTS.B , 4 .724% , 10/07/26 ... 3,747 3,607
a
8935775.SQ.FTS.B , 4 .952% , 10/07/26 ... 1,442 797
a
8934661.SQ.FTS.B , 5 .026% , 10/07/26 ... 1,882 1,763
a
8934779.SQ.FTS.B , 5 .031% , 10/07/26 ... 9,773 9,258
a
8935258.SQ.FTS.B , 5 .031% , 10/07/26 ... 9,664 9,262
a
8936334.SQ.FTS.B , 5 .343% , 10/07/26 ... 2,761 2,639
a
8934327.SQ.FTS.B , 5 .346% , 10/07/26 ... 4,520 4,315
a
8935796.SQ.FTS.B , 5 .348% , 10/07/26 ... 17,561 15,992
a
8934377.SQ.FTS.B , 5 .349% , 10/07/26 ... 9,080 8,590
a
8934694.SQ.FTS.B , 5 .35% , 10/07/26 .... 6,076 5,640
a
8933523.SQ.FTS.B , 5 .59% , 10/07/26 .... 1,449 1,393
a
8935085.SQ.FTS.B , 5 .597% , 10/07/26 ... 14,772 8,069
a
8933755.SQ.FTS.B , 5 .629% , 10/07/26 ... 1,367 1,309
a
8933797.SQ.FTS.B , 5 .912% , 10/07/26 ... 32,734 31,344
a
8935607.SQ.FTS.B , 6 .095% , 10/07/26 ... 5,776 4,418
a
8934978.SQ.FTS.B , 6 .1% , 10/07/26 ..... 8,286 5,898
a
8935698.SQ.FTS.B , 6 .1% , 10/07/26 ..... 4,418 4,111
a
8936128.SQ.FTS.B , 6 .102% , 10/07/26 ... 9,886 9,345
a
8935413.SQ.FTS.B , 6 .118% , 10/07/26 ... 940 865
a
8935582.SQ.FTS.B , 6 .289% , 10/07/26 ... 1,652 871
a
8936375.SQ.FTS.B , 6 .442% , 10/07/26 ... 4,163 3,725
a
8936092.SQ.FTS.B , 6 .454% , 10/07/26 ... 3,425 3,200
a
8935427.SQ.FTS.B , 6 .455% , 10/07/26 ... 2,572 2,360
a
8937160.SQ.FTS.B , 4 .715% , 10/08/26 ... 2,705 2,563
a
8936919.SQ.FTS.B , 4 .717% , 10/08/26 ... 7,548 7,229
a
8937602.SQ.FTS.B , 4 .717% , 10/08/26 ... 2,813 2,652
a
8937695.SQ.FTS.B , 4 .717% , 10/08/26 ... 24,484 23,238
a
8939134.SQ.FTS.B , 4 .717% , 10/08/26 ... 32,365 31,015
a
8940084.SQ.FTS.B , 4 .717% , 10/08/26 ... 56,502 53,831
a
8938417.SQ.FTS.B , 4 .719% , 10/08/26 ... 17,601 16,372
a
8939822.SQ.FTS.B , 4 .719% , 10/08/26 ... 6,360 6,089
a
8940635.SQ.FTS.B , 4 .719% , 10/08/26 ... 4,287 4,120
a
8938315.SQ.FTS.B , 4 .721% , 10/08/26 ... 6,018 5,762
a
8939770.SQ.FTS.B , 4 .722% , 10/08/26 ... 5,904 5,669
a
8939718.SQ.FTS.B , 4 .731% , 10/08/26 ... 2,074 1,977
Description
Principal
Amount Value
Block, Inc. (continued)
a
8938232.SQ.FTS.B , 4 .923% , 10/08/26 ... $ 871 $ 505
a
8938236.SQ.FTS.B , 4 .937% , 10/08/26 ... 1,668 1,612
a
8937263.SQ.FTS.B , 5 .031% , 10/08/26 ... 6,230 5,890
a
8939420.SQ.FTS.B , 5 .031% , 10/08/26 ... 11,631 11,192
a
8940916.SQ.FTS.B , 5 .031% , 10/08/26 ... 1,815 1,741
a
8937385.SQ.FTS.B , 5 .037% , 10/08/26 ... 4,104 3,824
a
8939595.SQ.FTS.B , 5 .346% , 10/08/26 ... 10,263 9,826
a
8937116.SQ.FTS.B , 5 .352% , 10/08/26 ... 2,248 2,167
a
8937203.SQ.FTS.B , 5 .358% , 10/08/26 ... 1,548 1,500
a
8940727.SQ.FTS.B , 5 .596% , 10/08/26 ... 6,512 6,234
a
8940812.SQ.FTS.B , 5 .597% , 10/08/26 ... 5,734 5,556
a
8939936.SQ.FTS.B , 5 .912% , 10/08/26 ... 10,101 9,539
a
8938614.SQ.FTS.B , 6 .1% , 10/08/26 ..... 36,253 32,746
a
8941018.SQ.FTS.B , 6 .292% , 10/08/26 ... 3,464 3,181
a
8940025.SQ.FTS.B , 6 .293% , 10/08/26 ... 2,496 2,305
a
8941007.SQ.FTS.B , 6 .436% , 10/08/26 ... 1,931 1,390
a
8941002.SQ.FTS.B , 6 .442% , 10/08/26 ... 1,415 1,357
a
8937440.SQ.FTS.B , 6 .447% , 10/08/26 ... 4,679 4,452
a
8941505.SQ.FTS.B , 4 .717% , 10/09/26 ... 16,244 15,634
a
8942038.SQ.FTS.B , 4 .717% , 10/09/26 ... 9,549 8,987
a
8942979.SQ.FTS.B , 4 .717% , 10/09/26 ... 23,501 22,464
a
8943210.SQ.FTS.B , 4 .717% , 10/09/26 ... 23,731 22,819
a
8942705.SQ.FTS.B , 4 .718% , 10/09/26 ... 31,447 26,315
a
8943500.SQ.FTS.B , 4 .72% , 10/09/26 .... 8,780 8,393
a
8944014.SQ.FTS.B , 4 .721% , 10/09/26 ... 5,116 4,910
a
8942205.SQ.FTS.B , 4 .937% , 10/09/26 ... 27,535 26,338
a
8943820.SQ.FTS.B , 4 .938% , 10/09/26 ... 13,561 3,355
a
8943647.SQ.FTS.B , 5 .031% , 10/09/26 ... 12,634 10,428
a
8943814.SQ.FTS.B , 5 .031% , 10/09/26 ... 1,176 1,121
a
8944218.SQ.FTS.B , 5 .031% , 10/09/26 ... 29,872 25,260
a
8944752.SQ.FTS.B , 5 .031% , 10/09/26 ... 20,574 19,711
a
8943787.SQ.FTS.B , 5 .342% , 10/09/26 ... 2,309 2,205
a
8944457.SQ.FTS.B , 5 .347% , 10/09/26 ... 32,532 30,360
a
8944067.SQ.FTS.B , 5 .348% , 10/09/26 ... 11,454 11,022
a
8941948.SQ.FTS.B , 5 .595% , 10/09/26 ... 4,435 4,232
a
8944715.SQ.FTS.B , 5 .598% , 10/09/26 ... 5,895 5,709
a
8941468.SQ.FTS.B , 5 .907% , 10/09/26 ... 3,170 2,992
a
8941059.SQ.FTS.B , 5 .912% , 10/09/26 ... 1,996 1,879
a
8943570.SQ.FTS.B , 6 .103% , 10/09/26 ... 5,759 5,431
a
8943605.SQ.FTS.B , 6 .439% , 10/09/26 ... 823 749
a
8943618.SQ.FTS.B , 6 .439% , 10/09/26 ... 2,171 2,008
a
8942200.SQ.FTS.B , 6 .447% , 10/09/26 ... 414 116
a
8941192.SQ.FTS.B , 6 .448% , 10/09/26 ... 20,524 13,843
a
8941143.SQ.FTS.B , 6 .449% , 10/09/26 ... 2,949 2,818
a
8943614.SQ.FTS.B , 6 .478% , 10/09/26 ... 553 535
a
8952482.SQ.FTS.B , 4 .715% , 10/10/26 ... 6,115 5,867

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8949640.SQ.FTS.B , 4 .717% , 10/10/26 ... $ 17,691 $ 16,990
a
8950012.SQ.FTS.B , 4 .717% , 10/10/26 ... 14,592 14,016
a
8950385.SQ.FTS.B , 4 .717% , 10/10/26 ... 2,655 2,550
a
8950632.SQ.FTS.B , 4 .717% , 10/10/26 ... 7,240 6,935
a
8952011.SQ.FTS.B , 4 .717% , 10/10/26 ... 16,332 15,651
a
8952253.SQ.FTS.B , 4 .717% , 10/10/26 ... 12,432 11,928
a
8948050.SQ.FTS.B , 4 .718% , 10/10/26 ... 36,105 34,131
a
8952426.SQ.FTS.B , 4 .723% , 10/10/26 ... 4,848 4,653
a
8949473.SQ.FTS.B , 4 .958% , 10/10/26 ... 664 631
a
8949380.SQ.FTS.B , 5 .023% , 10/10/26 ... 2,794 2,624
a
8949500.SQ.FTS.B , 5 .328% , 10/10/26 ... 1,156 1,106
a
8949526.SQ.FTS.B , 5 .342% , 10/10/26 ... 4,256 4,051
a
8950478.SQ.FTS.B , 5 .596% , 10/10/26 ... 12,191 11,423
a
8949247.SQ.FTS.B , 5 .597% , 10/10/26 ... 7,006 6,736
a
8950425.SQ.FTS.B , 5 .637% , 10/10/26 ... 2,489 1,751
a
8950855.SQ.FTS.B , 5 .912% , 10/10/26 ... 79,327 76,851
a
8949615.SQ.FTS.B , 6 .09% , 10/10/26 .... 2,298 2,168
a
8952559.SQ.FTS.B , 6 .101% , 10/10/26 ... 25,877 20,733
a
8950779.SQ.FTS.B , 6 .106% , 10/10/26 ... 3,498 3,376
a
8950305.SQ.FTS.B , 6 .113% , 10/10/26 ... 1,183 1,147
a
8949998.SQ.FTS.B , 6 .289% , 10/10/26 ... 1,319 646
a
8948583.SQ.FTS.B , 6 .447% , 10/10/26 ... 21,532 20,513
a
8949911.SQ.FTS.B , 6 .447% , 10/10/26 ... 3,804 3,712
a
8950335.SQ.FTS.B , 6 .447% , 10/10/26 ... 1,927 1,801
a
8951739.SQ.FTS.B , 6 .447% , 10/10/26 ... 16,140 13,969
a
8948535.SQ.FTS.B , 6 .454% , 10/10/26 ... 3,179 2,364
a
8949441.SQ.FTS.B , 6 .457% , 10/10/26 ... 2,145 2,075
a
8954792.SQ.FTS.B , 4 .71% , 10/11/26 .... 2,742 2,636
a
8955164.SQ.FTS.B , 4 .715% , 10/11/26 ... 8,620 8,261
a
8953074.SQ.FTS.B , 4 .717% , 10/11/26 ... 13,529 12,920
a
8953345.SQ.FTS.B , 4 .717% , 10/11/26 ... 1,834 1,752
a
8953656.SQ.FTS.B , 4 .717% , 10/11/26 ... 2,553 2,454
a
8953942.SQ.FTS.B , 4 .717% , 10/11/26 ... 1,654 1,564
a
8954818.SQ.FTS.B , 4 .717% , 10/11/26 ... 4,152 3,994
a
8955040.SQ.FTS.B , 4 .717% , 10/11/26 ... 6,077 5,839
a
8955701.SQ.FTS.B , 4 .717% , 10/11/26 ... 40,773 39,227
a
8956507.SQ.FTS.B , 4 .718% , 10/11/26 ... 20,396 19,569
a
8955356.SQ.FTS.B , 4 .719% , 10/11/26 ... 11,352 10,916
a
8955644.SQ.FTS.B , 4 .719% , 10/11/26 ... 2,639 2,538
a
8956844.SQ.FTS.B , 4 .719% , 10/11/26 ... 3,076 2,934
a
8954018.SQ.FTS.B , 4 .738% , 10/11/26 ... 1,303 1,254
a
8955120.SQ.FTS.B , 5 .031% , 10/11/26 ... 2,183 2,091
a
8956223.SQ.FTS.B , 5 .037% , 10/11/26 ... 3,817 3,637
a
8954264.SQ.FTS.B , 5 .346% , 10/11/26 ... 43,216 40,616
a
8956245.SQ.FTS.B , 5 .346% , 10/11/26 ... 16,304 15,425
a
8955321.SQ.FTS.B , 5 .351% , 10/11/26 ... 3,227 2,927
Description
Principal
Amount Value
Block, Inc. (continued)
a
8953403.SQ.FTS.B , 5 .597% , 10/11/26 ... $ 2,518 $ 2,405
a
8954034.SQ.FTS.B , 5 .599% , 10/11/26 ... 14,503 13,937
a
8953819.SQ.FTS.B , 5 .6% , 10/11/26 ..... 4,852 4,225
a
8955682.SQ.FTS.B , 5 .623% , 10/11/26 ... 3,813 944
a
8953484.SQ.FTS.B , 6 .101% , 10/11/26 ... 4,237 4,043
a
8955572.SQ.FTS.B , 6 .101% , 10/11/26 ... 3,807 3,690
a
8952934.SQ.FTS.B , 6 .104% , 10/11/26 ... 2,871 2,609
a
8953757.SQ.FTS.B , 6 .11% , 10/11/26 .... 2,909 2,330
a
8956813.SQ.FTS.B , 6 .11% , 10/11/26 .... 1,521 1,099
a
8956870.SQ.FTS.B , 6 .289% , 10/11/26 ... 2,852 2,535
a
8952757.SQ.FTS.B , 6 .447% , 10/11/26 ... 8,419 8,127
a
8952702.SQ.FTS.B , 6 .451% , 10/11/26 ... 1,762 1,693
a
8953982.SQ.FTS.B , 6 .452% , 10/11/26 ... 1,455 1,380
a
8954961.SQ.FTS.B , 6 .455% , 10/11/26 ... 2,724 2,615
a
8952924.SQ.FTS.B , 6 .462% , 10/11/26 ... 742 698
a
8956946.SQ.FTS.B , 4 .717% , 10/12/26 ... 37,206 34,767
a
8957895.SQ.FTS.B , 4 .719% , 10/12/26 ... 10,817 10,400
a
8957341.SQ.FTS.B , 4 .721% , 10/12/26 ... 3,828 3,618
a
8958034.SQ.FTS.B , 5 .031% , 10/12/26 ... 1,174 1,129
a
8957766.SQ.FTS.B , 5 .593% , 10/12/26 ... 2,169 2,027
a
8957375.SQ.FTS.B , 5 .597% , 10/12/26 ... 17,142 16,573
a
8959996.SQ.FTS.B , 6 .084% , 10/12/26 ... 401 388
a
8956929.SQ.FTS.B , 6 .114% , 10/12/26 ... 1,867 1,701
a
8957621.SQ.FTS.B , 6 .289% , 10/12/26 ... 6,447 6,265
a
8956911.SQ.FTS.B , 6 .434% , 10/12/26 ... 476 462
a
8957791.SQ.FTS.B , 6 .447% , 10/12/26 ... 9,036 7,975
a
8957569.SQ.FTS.B , 6 .448% , 10/12/26 ... 5,179 4,779
a
8958432.SQ.FTS.B , 4 .714% , 10/13/26 ... 5,204 4,991
a
8958160.SQ.FTS.B , 4 .718% , 10/13/26 ... 24,011 22,452
a
8958763.SQ.FTS.B , 4 .718% , 10/13/26 ... 27,203 25,975
a
8958631.SQ.FTS.B , 4 .719% , 10/13/26 ... 13,254 12,325
a
8958483.SQ.FTS.B , 4 .72% , 10/13/26 .... 8,176 7,637
a
8958119.SQ.FTS.B , 5 .038% , 10/13/26 ... 3,037 2,886
a
8958061.SQ.FTS.B , 5 .606% , 10/13/26 ... 2,768 2,557
a
8959066.SQ.FTS.B , 6 .281% , 10/13/26 ... 2,191 2,083
a
8958414.SQ.FTS.B , 6 .303% , 10/13/26 ... 1,257 1,142
a
8958593.SQ.FTS.B , 6 .447% , 10/13/26 ... 2,898 2,718
a
8958087.SQ.FTS.B , 6 .457% , 10/13/26 ... 3,173 2,232
a
8962209.SQ.FTS.B , 4 .715% , 10/14/26 ... 6,723 6,420
a
8960016.SQ.FTS.B , 4 .717% , 10/14/26 ... 10,251 9,843
a
8960511.SQ.FTS.B , 4 .717% , 10/14/26 ... 901 864
a
8960643.SQ.FTS.B , 4 .717% , 10/14/26 ... 8,697 8,341
a
8961194.SQ.FTS.B , 4 .717% , 10/14/26 ... 5,509 5,275
a
8961533.SQ.FTS.B , 4 .717% , 10/14/26 ... 13,779 13,231
a
8962553.SQ.FTS.B , 4 .717% , 10/14/26 ... 11,529 11,060
a
8963721.SQ.FTS.B , 4 .717% , 10/14/26 ... 11,559 11,094

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8963948.SQ.FTS.B , 4 .717% , 10/14/26 ... $ 6,434 $ 6,161
a
8960970.SQ.FTS.B , 4 .719% , 10/14/26 ... 12,140 11,624
a
8962324.SQ.FTS.B , 4 .719% , 10/14/26 ... 12,967 12,420
a
8964388.SQ.FTS.B , 4 .722% , 10/14/26 ... 5,522 5,308
a
8960881.SQ.FTS.B , 4 .723% , 10/14/26 ... 2,207 2,120
a
8962153.SQ.FTS.B , 4 .726% , 10/14/26 ... 2,967 2,853
a
8960232.SQ.FTS.B , 4 .933% , 10/14/26 ... 2,751 2,615
a
8960551.SQ.FTS.B , 5 .02% , 10/14/26 .... 1,663 1,606
a
8964511.SQ.FTS.B , 5 .029% , 10/14/26 ... 3,806 3,594
a
8961757.SQ.FTS.B , 5 .031% , 10/14/26 ... 16,196 15,220
a
8962768.SQ.FTS.B , 5 .031% , 10/14/26 ... 30,727 29,450
a
8961252.SQ.FTS.B , 5 .036% , 10/14/26 ... 2,356 2,275
a
8963262.SQ.FTS.B , 5 .351% , 10/14/26 ... 4,123 3,944
a
8960391.SQ.FTS.B , 5 .589% , 10/14/26 ... 2,757 2,614
a
8961358.SQ.FTS.B , 5 .597% , 10/14/26 ... 8,710 8,273
a
8963849.SQ.FTS.B , 5 .632% , 10/14/26 ... 7,180 6,034
a
8962066.SQ.FTS.B , 5 .909% , 10/14/26 ... 3,133 3,028
a
8964246.SQ.FTS.B , 6 .092% , 10/14/26 ... 1,284 1,202
a
8963305.SQ.FTS.B , 6 .101% , 10/14/26 ... 11,248 10,593
a
8963479.SQ.FTS.B , 6 .103% , 10/14/26 ... 6,150 5,946
a
8964270.SQ.FTS.B , 6 .105% , 10/14/26 ... 5,046 4,826
a
8961718.SQ.FTS.B , 6 .289% , 10/14/26 ... 2,057 1,969
a
8960949.SQ.FTS.B , 6 .31% , 10/14/26 .... 1,286 529
a
8961293.SQ.FTS.B , 6 .441% , 10/14/26 ... 897 872
a
8963558.SQ.FTS.B , 6 .449% , 10/14/26 ... 13,110 12,101
a
8964775.SQ.FTS.B , 4 .713% , 10/15/26 ... 2,276 2,137
a
8964859.SQ.FTS.B , 4 .715% , 10/15/26 ... 10,481 9,860
a
8965065.SQ.FTS.B , 4 .715% , 10/15/26 ... 6,064 5,817
a
8965742.SQ.FTS.B , 4 .717% , 10/15/26 ... 13,348 12,833
a
8966041.SQ.FTS.B , 4 .717% , 10/15/26 ... 15,950 15,346
a
8968549.SQ.FTS.B , 4 .717% , 10/15/26 ... 17,763 17,063
a
8969577.SQ.FTS.B , 4 .717% , 10/15/26 ... 26,894 25,796
a
8966503.SQ.FTS.B , 4 .719% , 10/15/26 ... 5,721 5,478
a
8969405.SQ.FTS.B , 4 .719% , 10/15/26 ... 3,698 3,546
a
8967439.SQ.FTS.B , 4 .72% , 10/15/26 .... 10,821 10,389
a
8969415.SQ.FTS.B , 4 .72% , 10/15/26 .... 10,930 10,207
a
8968311.SQ.FTS.B , 4 .721% , 10/15/26 ... 4,083 3,925
a
8969378.SQ.FTS.B , 4 .725% , 10/15/26 ... 1,106 1,063
a
8965211.SQ.FTS.B , 4 .92% , 10/15/26 .... 1,311 1,215
a
8966301.SQ.FTS.B , 4 .939% , 10/15/26 ... 11,790 10,926
a
8965603.SQ.FTS.B , 5 .031% , 10/15/26 ... 3,560 3,429
a
8966630.SQ.FTS.B , 5 .031% , 10/15/26 ... 861 816
a
8968435.SQ.FTS.B , 5 .031% , 10/15/26 ... 7,304 7,012
a
8968710.SQ.FTS.B , 5 .031% , 10/15/26 ... 4,240 3,964
a
8968762.SQ.FTS.B , 5 .031% , 10/15/26 ... 46,863 45,213
a
8967150.SQ.FTS.B , 5 .349% , 10/15/26 ... 6,895 6,607
Description
Principal
Amount Value
Block, Inc. (continued)
a
8965700.SQ.FTS.B , 5 .589% , 10/15/26 ... $ 1,558 $ 1,465
a
8968085.SQ.FTS.B , 5 .597% , 10/15/26 ... 13,517 12,353
a
8965478.SQ.FTS.B , 5 .913% , 10/15/26 ... 3,833 3,536
a
8968412.SQ.FTS.B , 6 .091% , 10/15/26 ... 2,053 1,924
a
8966647.SQ.FTS.B , 6 .101% , 10/15/26 ... 14,309 13,866
a
8967085.SQ.FTS.B , 6 .101% , 10/15/26 ... 4,680 4,214
a
8968503.SQ.FTS.B , 6 .101% , 10/15/26 ... 5,400 3,538
a
8969536.SQ.FTS.B , 6 .107% , 10/15/26 ... 2,671 2,570
a
8965189.SQ.FTS.B , 6 .125% , 10/15/26 ... 588 573
a
8966945.SQ.FTS.B , 6 .289% , 10/15/26 ... 4,357 4,172
a
8964704.SQ.FTS.B , 6 .442% , 10/15/26 ... 3,423 3,193
a
8965252.SQ.FTS.B , 6 .447% , 10/15/26 ... 10,654 8,949
a
8965232.SQ.FTS.B , 6 .462% , 10/15/26 ... 1,721 1,566
a
8972852.SQ.FTS.B , 4 .716% , 10/16/26 ... 11,556 11,060
a
8969872.SQ.FTS.B , 4 .717% , 10/16/26 ... 4,230 3,999
a
8971113.SQ.FTS.B , 4 .717% , 10/16/26 ... 9,424 9,035
a
8972725.SQ.FTS.B , 4 .717% , 10/16/26 ... 8,042 7,494
a
8973029.SQ.FTS.B , 4 .717% , 10/16/26 ... 15,561 14,919
a
8971564.SQ.FTS.B , 4 .718% , 10/16/26 ... 12,470 11,646
a
8969794.SQ.FTS.B , 4 .72% , 10/16/26 .... 2,438 2,344
a
8971494.SQ.FTS.B , 5 .021% , 10/16/26 ... 2,026 1,936
a
8970295.SQ.FTS.B , 5 .031% , 10/16/26 ... 9,034 8,701
a
8970567.SQ.FTS.B , 5 .031% , 10/16/26 ... 3,693 3,536
a
8970804.SQ.FTS.B , 5 .031% , 10/16/26 ... 11,995 11,573
a
8971293.SQ.FTS.B , 5 .031% , 10/16/26 ... 11,403 10,820
a
8973251.SQ.FTS.B , 5 .031% , 10/16/26 ... 46,038 43,229
a
8969983.SQ.FTS.B , 5 .346% , 10/16/26 ... 13,114 12,205
a
8971762.SQ.FTS.B , 5 .912% , 10/16/26 ... 79,651 75,486
a
8971532.SQ.FTS.B , 5 .917% , 10/16/26 ... 1,332 1,273
a
8971681.SQ.FTS.B , 6 .1% , 10/16/26 ..... 2,574 2,282
a
8971709.SQ.FTS.B , 6 .1% , 10/16/26 ..... 2,168 2,083
a
8971556.SQ.FTS.B , 6 .105% , 10/16/26 ... 1,796 1,706
a
8970280.SQ.FTS.B , 6 .289% , 10/16/26 ... 1,038 991
a
8970677.SQ.FTS.B , 6 .443% , 10/16/26 ... 3,424 3,275
a
8970649.SQ.FTS.B , 6 .447% , 10/16/26 ... 1,039 966
a
8976253.SQ.FTS.B , 4 .718% , 10/17/26 ... 25,010 23,966
a
8978331.SQ.FTS.B , 4 .718% , 10/17/26 ... 21,816 20,494
a
8978674.SQ.FTS.B , 4 .719% , 10/17/26 ... 7,336 7,054
a
8976988.SQ.FTS.B , 4 .916% , 10/17/26 ... 598 496
a
8979042.SQ.FTS.B , 4 .936% , 10/17/26 ... 382 368
a
8976166.SQ.FTS.B , 5 .031% , 10/17/26 ... 7,868 7,578
a
8977011.SQ.FTS.B , 5 .031% , 10/17/26 ... 18,587 16,968
a
8977361.SQ.FTS.B , 5 .031% , 10/17/26 ... 16,422 15,832
a
8977912.SQ.FTS.B , 5 .031% , 10/17/26 ... 19,175 18,371
a
8980205.SQ.FTS.B , 5 .031% , 10/17/26 ... 3,275 3,096
a
8979907.SQ.FTS.B , 5 .346% , 10/17/26 ... 12,118 11,620

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8980256.SQ.FTS.B , 5 .346% , 10/17/26 ... $ 62,195 $ 56,180
a
8979093.SQ.FTS.B , 5 .597% , 10/17/26 ... 11,324 10,952
a
8979183.SQ.FTS.B , 5 .598% , 10/17/26 ... 32,794 23,975
a
8979729.SQ.FTS.B , 5 .616% , 10/17/26 ... 682 554
a
8978638.SQ.FTS.B , 5 .626% , 10/17/26 ... 1,781 1,635
a
8977789.SQ.FTS.B , 5 .629% , 10/17/26 ... 2,387 2,315
a
8979560.SQ.FTS.B , 5 .629% , 10/17/26 ... 9,397 8,669
a
8978609.SQ.FTS.B , 5 .633% , 10/17/26 ... 2,131 2,068
a
8978811.SQ.FTS.B , 5 .911% , 10/17/26 ... 15,381 13,623
a
8977726.SQ.FTS.B , 5 .92% , 10/17/26 .... 3,475 3,297
a
8978280.SQ.FTS.B , 6 .096% , 10/17/26 ... 3,014 2,720
a
8976754.SQ.FTS.B , 6 .099% , 10/17/26 ... 11,649 10,857
a
8980089.SQ.FTS.B , 6 .099% , 10/17/26 ... 3,752 3,647
a
8978220.SQ.FTS.B , 6 .292% , 10/17/26 ... 3,774 2,965
a
8979012.SQ.FTS.B , 6 .438% , 10/17/26 ... 2,986 1,976
a
8979735.SQ.FTS.B , 6 .446% , 10/17/26 ... 9,832 8,762
a
8980156.SQ.FTS.B , 6 .447% , 10/17/26 ... 1,324 1,268
a
8983642.SQ.FTS.B , 4 .717% , 10/18/26 ... 13,987 12,718
a
8984501.SQ.FTS.B , 4 .725% , 10/18/26 ... 3,748 3,566
a
8983194.SQ.FTS.B , 4 .729% , 10/18/26 ... 2,385 2,261
a
8984866.SQ.FTS.B , 4 .937% , 10/18/26 ... 1,190 1,152
a
8980511.SQ.FTS.B , 5 .031% , 10/18/26 ... 13,900 13,338
a
8983479.SQ.FTS.B , 5 .031% , 10/18/26 ... 11,690 10,916
a
8984450.SQ.FTS.B , 5 .031% , 10/18/26 ... 2,310 2,225
a
8981391.SQ.FTS.B , 5 .034% , 10/18/26 ... 5,231 4,877
a
8983784.SQ.FTS.B , 5 .346% , 10/18/26 ... 30,009 28,583
a
8984475.SQ.FTS.B , 5 .349% , 10/18/26 ... 1,967 1,864
a
8984734.SQ.FTS.B , 5 .357% , 10/18/26 ... 2,229 2,153
a
8981753.SQ.FTS.B , 5 .598% , 10/18/26 ... 52,725 50,727
a
8984792.SQ.FTS.B , 5 .603% , 10/18/26 ... 3,780 3,574
a
8984657.SQ.FTS.B , 5 .628% , 10/18/26 ... 1,499 1,365
a
8980889.SQ.FTS.B , 6 .1% , 10/18/26 ..... 23,273 19,519
a
8981686.SQ.FTS.B , 6 .101% , 10/18/26 ... 3,165 3,038
a
8984688.SQ.FTS.B , 6 .285% , 10/18/26 ... 3,023 1,422
a
8984596.SQ.FTS.B , 6 .289% , 10/18/26 ... 1,464 1,306
a
8981634.SQ.FTS.B , 6 .294% , 10/18/26 ... 2,334 1,594
a
8983217.SQ.FTS.B , 6 .447% , 10/18/26 ... 3,058 2,376
a
8983303.SQ.FTS.B , 6 .449% , 10/18/26 ... 2,891 2,787
a
8983395.SQ.FTS.B , 6 .451% , 10/18/26 ... 3,783 3,626
a
8983273.SQ.FTS.B , 6 .454% , 10/18/26 ... 672 609
a
8985474.SQ.FTS.B , 4 .715% , 10/19/26 ... 2,298 2,207
a
8985699.SQ.FTS.B , 4 .718% , 10/19/26 ... 4,722 4,523
a
8985614.SQ.FTS.B , 4 .719% , 10/19/26 ... 11,706 11,200
a
8985822.SQ.FTS.B , 4 .719% , 10/19/26 ... 12,816 12,229
a
8985519.SQ.FTS.B , 4 .725% , 10/19/26 ... 3,208 3,081
a
8985917.SQ.FTS.B , 4 .949% , 10/19/26 ... 1,424 1,311
Description
Principal
Amount Value
Block, Inc. (continued)
a
8985782.SQ.FTS.B , 5 .338% , 10/19/26 ... $ 2,598 $ 2,372
a
8986203.SQ.FTS.B , 5 .346% , 10/19/26 ... 8,335 8,053
a
8986178.SQ.FTS.B , 5 .599% , 10/19/26 ... 3,448 3,047
a
8986285.SQ.FTS.B , 5 .628% , 10/19/26 ... 8,480 7,851
a
8985499.SQ.FTS.B , 6 .089% , 10/19/26 ... 2,292 2,159
a
8985550.SQ.FTS.B , 6 .098% , 10/19/26 ... 4,133 3,982
a
8986097.SQ.FTS.B , 6 .1% , 10/19/26 ..... 7,511 6,622
a
8986051.SQ.FTS.B , 6 .289% , 10/19/26 ... 1,942 1,821
a
8985936.SQ.FTS.B , 6 .445% , 10/19/26 ... 13,364 11,551
a
8986078.SQ.FTS.B , 6 .447% , 10/19/26 ... 2,986 2,082
a
8985741.SQ.FTS.B , 6 .449% , 10/19/26 ... 6,065 5,693
a
8985807.SQ.FTS.B , 6 .468% , 10/19/26 ... 1,498 1,203
a
8986375.SQ.FTS.B , 4 .717% , 10/20/26 ... 16,942 16,268
a
8986539.SQ.FTS.B , 4 .936% , 10/20/26 ... 1,641 1,612
a
8987081.SQ.FTS.B , 5 .031% , 10/20/26 ... 9,008 8,282
a
8986614.SQ.FTS.B , 5 .341% , 10/20/26 ... 3,588 3,460
a
8986655.SQ.FTS.B , 5 .593% , 10/20/26 ... 3,317 3,144
a
8986955.SQ.FTS.B , 5 .596% , 10/20/26 ... 5,335 5,126
a
8986897.SQ.FTS.B , 5 .6% , 10/20/26 ..... 5,042 4,843
a
8986696.SQ.FTS.B , 5 .918% , 10/20/26 ... 2,316 2,222
a
8986683.SQ.FTS.B , 6 .122% , 10/20/26 ... 1,311 1,234
a
8986815.SQ.FTS.B , 6 .447% , 10/20/26 ... 6,583 6,162
a
8986719.SQ.FTS.B , 6 .45% , 10/20/26 .... 7,378 6,996
a
8986588.SQ.FTS.B , 6 .451% , 10/20/26 ... 2,879 2,594
a
8987026.SQ.FTS.B , 6 .454% , 10/20/26 ... 3,025 2,822
a
8987051.SQ.FTS.B , 6 .454% , 10/20/26 ... 334 324
a
8987625.SQ.FTS.B , 4 .717% , 10/21/26 ... 5,352 5,140
a
8989344.SQ.FTS.B , 4 .717% , 10/21/26 ... 1,703 1,621
a
8989386.SQ.FTS.B , 4 .717% , 10/21/26 ... 2,408 1,909
a
8989722.SQ.FTS.B , 4 .717% , 10/21/26 ... 1,741 1,674
a
8990736.SQ.FTS.B , 4 .717% , 10/21/26 ... 40,297 38,448
a
8990253.SQ.FTS.B , 4 .718% , 10/21/26 ... 4,586 4,376
a
8988904.SQ.FTS.B , 4 .719% , 10/21/26 ... 12,917 12,374
a
8989804.SQ.FTS.B , 4 .722% , 10/21/26 ... 5,283 4,999
a
8989747.SQ.FTS.B , 4 .901% , 10/21/26 ... 525 398
a
8987978.SQ.FTS.B , 5 .031% , 10/21/26 ... 27,662 26,669
a
8988549.SQ.FTS.B , 5 .031% , 10/21/26 ... 22,190 20,739
a
8989423.SQ.FTS.B , 5 .031% , 10/21/26 ... 1,719 1,634
a
8991440.SQ.FTS.B , 5 .034% , 10/21/26 ... 5,594 5,358
a
8987791.SQ.FTS.B , 5 .341% , 10/21/26 ... 3,889 3,684
a
8989755.SQ.FTS.B , 5 .346% , 10/21/26 ... 2,114 2,038
a
8990517.SQ.FTS.B , 5 .346% , 10/21/26 ... 15,984 15,173
a
8990399.SQ.FTS.B , 5 .353% , 10/21/26 ... 1,921 1,847
a
8988877.SQ.FTS.B , 5 .594% , 10/21/26 ... 2,683 2,505
a
8989210.SQ.FTS.B , 5 .6% , 10/21/26 ..... 5,057 4,890
a
8989912.SQ.FTS.B , 6 .101% , 10/21/26 ... 20,449 19,676

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
8990453.SQ.FTS.B , 6 .107% , 10/21/26 ... $ 1,891 $ 1,792
a
8990487.SQ.FTS.B , 6 .447% , 10/21/26 ... 953 924
a
8989084.SQ.FTS.B , 6 .448% , 10/21/26 ... 6,251 5,538
a
8989484.SQ.FTS.B , 6 .448% , 10/21/26 ... 8,445 8,039
a
8988860.SQ.FTS.B , 6 .451% , 10/21/26 ... 1,240 1,198
a
8989674.SQ.FTS.B , 6 .454% , 10/21/26 ... 3,133 2,869
a
8989182.SQ.FTS.B , 6 .458% , 10/21/26 ... 924 836
a
8993739.SQ.FTS.B , 4 .714% , 10/22/26 ... 3,304 3,172
a
8995988.SQ.FTS.B , 4 .717% , 10/22/26 ... 14,917 14,007
a
8996209.SQ.FTS.B , 4 .717% , 10/22/26 ... 14,099 13,491
a
8996117.SQ.FTS.B , 4 .718% , 10/22/26 ... 3,527 3,296
a
8991946.SQ.FTS.B , 4 .722% , 10/22/26 ... 6,296 6,040
a
8991894.SQ.FTS.B , 4 .735% , 10/22/26 ... 1,522 1,442
a
8993612.SQ.FTS.B , 5 .031% , 10/22/26 ... 5,617 5,420
a
8995009.SQ.FTS.B , 5 .031% , 10/22/26 ... 8,386 8,095
a
8995167.SQ.FTS.B , 5 .031% , 10/22/26 ... 37,424 35,736
a
8992384.SQ.FTS.B , 5 .346% , 10/22/26 ... 52,897 51,032
a
8993870.SQ.FTS.B , 5 .348% , 10/22/26 ... 8,530 8,173
a
8995633.SQ.FTS.B , 5 .349% , 10/22/26 ... 9,051 8,732
a
8995699.SQ.FTS.B , 5 .599% , 10/22/26 ... 20,125 19,263
a
8992093.SQ.FTS.B , 5 .6% , 10/22/26 ..... 10,688 10,064
a
8996170.SQ.FTS.B , 5 .907% , 10/22/26 ... 3,161 3,053
a
8994465.SQ.FTS.B , 5 .912% , 10/22/26 ... 36,405 34,728
a
8996139.SQ.FTS.B , 5 .912% , 10/22/26 ... 2,940 2,812
a
8995614.SQ.FTS.B , 6 .11% , 10/22/26 .... 2,013 1,941
a
8992361.SQ.FTS.B , 6 .281% , 10/22/26 ... 1,136 1,005
a
8994035.SQ.FTS.B , 6 .447% , 10/22/26 ... 23,510 22,898
a
8997660.SQ.FTS.B , 4 .713% , 10/23/26 ... 5,670 5,423
a
8997888.SQ.FTS.B , 4 .714% , 10/23/26 ... 4,630 4,419
a
8997559.SQ.FTS.B , 4 .715% , 10/23/26 ... 7,268 6,855
a
9000304.SQ.FTS.B , 4 .715% , 10/23/26 ... 4,882 4,676
a
8998658.SQ.FTS.B , 4 .717% , 10/23/26 ... 4,579 4,394
a
8998948.SQ.FTS.B , 4 .717% , 10/23/26 ... 2,963 2,721
a
8998994.SQ.FTS.B , 4 .719% , 10/23/26 ... 12,653 12,100
a
8999176.SQ.FTS.B , 4 .719% , 10/23/26 ... 14,393 13,813
a
8998493.SQ.FTS.B , 4 .72% , 10/23/26 .... 11,998 10,808
a
8998438.SQ.FTS.B , 4 .746% , 10/23/26 ... 1,035 991
a
8996591.SQ.FTS.B , 5 .026% , 10/23/26 ... 2,090 1,963
a
8996344.SQ.FTS.B , 5 .031% , 10/23/26 ... 6,174 5,819
a
8996724.SQ.FTS.B , 5 .031% , 10/23/26 ... 17,863 17,145
a
8997175.SQ.FTS.B , 5 .031% , 10/23/26 ... 19,211 18,286
a
8999309.SQ.FTS.B , 5 .031% , 10/23/26 ... 49,037 46,338
a
9000144.SQ.FTS.B , 5 .031% , 10/23/26 ... 8,989 8,301
a
8997979.SQ.FTS.B , 5 .342% , 10/23/26 ... 5,379 5,080
a
8999710.SQ.FTS.B , 5 .346% , 10/23/26 ... 49,766 47,692
a
9000255.SQ.FTS.B , 5 .346% , 10/23/26 ... 4,444 4,215
Description
Principal
Amount Value
Block, Inc. (continued)
a
9000364.SQ.FTS.B , 5 .346% , 10/23/26 ... $ 29,692 $ 28,688
a
8996627.SQ.FTS.B , 5 .637% , 10/23/26 ... 989 927
a
8998026.SQ.FTS.B , 5 .912% , 10/23/26 ... 30,293 29,116
a
8997155.SQ.FTS.B , 6 .116% , 10/23/26 ... 1,064 1,004
a
8996662.SQ.FTS.B , 6 .439% , 10/23/26 ... 2,229 2,143
a
8996556.SQ.FTS.B , 6 .44% , 10/23/26 .... 2,156 1,952
a
8998977.SQ.FTS.B , 6 .44% , 10/23/26 .... 983 918
a
8999120.SQ.FTS.B , 6 .445% , 10/23/26 ... 7,223 4,435
a
8999281.SQ.FTS.B , 6 .445% , 10/23/26 ... 3,719 2,929
a
8998723.SQ.FTS.B , 6 .448% , 10/23/26 ... 19,677 18,914
a
8997742.SQ.FTS.B , 6 .449% , 10/23/26 ... 4,428 4,207
a
8996442.SQ.FTS.B , 6 .45% , 10/23/26 .... 8,936 8,058
a
9006660.SQ.FTS.B , 4 .714% , 10/24/26 ... 2,607 2,500
a
9003589.SQ.FTS.B , 4 .715% , 10/24/26 ... 9,285 8,878
a
9005567.SQ.FTS.B , 4 .717% , 10/24/26 ... 39,388 37,149
a
9006116.SQ.FTS.B , 4 .717% , 10/24/26 ... 13,014 9,723
a
9006060.SQ.FTS.B , 4 .719% , 10/24/26 ... 5,936 5,674
a
9007011.SQ.FTS.B , 4 .719% , 10/24/26 ... 13,133 12,554
a
9007181.SQ.FTS.B , 4 .719% , 10/24/26 ... 7,530 7,154
a
9004726.SQ.FTS.B , 4 .724% , 10/24/26 ... 4,712 4,429
a
9003317.SQ.FTS.B , 4 .928% , 10/24/26 ... 2,235 1,495
a
9004977.SQ.FTS.B , 4 .977% , 10/24/26 ... 786 239
a
9003143.SQ.FTS.B , 5 .029% , 10/24/26 ... 5,417 5,125
a
9004099.SQ.FTS.B , 5 .031% , 10/24/26 ... 12,370 11,671
a
9004982.SQ.FTS.B , 5 .031% , 10/24/26 ... 1,319 1,261
a
9006530.SQ.FTS.B , 5 .031% , 10/24/26 ... 4,873 4,667
a
9006926.SQ.FTS.B , 5 .031% , 10/24/26 ... 9,949 9,490
a
9004492.SQ.FTS.B , 5 .346% , 10/24/26 ... 3,804 3,542
a
9006736.SQ.FTS.B , 5 .346% , 10/24/26 ... 14,326 13,597
a
9003885.SQ.FTS.B , 5 .596% , 10/24/26 ... 9,324 8,850
a
9004564.SQ.FTS.B , 5 .597% , 10/24/26 ... 7,488 7,046
a
9007280.SQ.FTS.B , 5 .597% , 10/24/26 ... 28,171 27,264
a
9003354.SQ.FTS.B , 5 .598% , 10/24/26 ... 8,976 7,954
a
9006383.SQ.FTS.B , 5 .6% , 10/24/26 ..... 8,254 7,922
a
9006015.SQ.FTS.B , 5 .603% , 10/24/26 ... 3,268 2,845
a
9006711.SQ.FTS.B , 5 .66% , 10/24/26 .... 870 670
a
9006226.SQ.FTS.B , 5 .912% , 10/24/26 ... 14,258 13,516
a
9003805.SQ.FTS.B , 5 .913% , 10/24/26 ... 4,936 4,691
a
9003260.SQ.FTS.B , 6 .099% , 10/24/26 ... 2,767 2,555
a
9005290.SQ.FTS.B , 6 .101% , 10/24/26 ... 2,417 2,319
a
9005369.SQ.FTS.B , 6 .101% , 10/24/26 ... 5,870 5,640
a
9005352.SQ.FTS.B , 6 .289% , 10/24/26 ... 811 744
a
9007123.SQ.FTS.B , 6 .443% , 10/24/26 ... 6,901 5,702
a
9004822.SQ.FTS.B , 6 .444% , 10/24/26 ... 3,844 3,714
a
9003502.SQ.FTS.B , 6 .445% , 10/24/26 ... 3,466 3,207
a
9004894.SQ.FTS.B , 6 .447% , 10/24/26 ... 6,170 5,838

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9007774.SQ.FTS.B , 6 .447% , 10/24/26 ... $ 7,864 $ 6,990
a
9005020.SQ.FTS.B , 6 .448% , 10/24/26 ... 8,877 8,381
a
9006504.SQ.FTS.B , 6 .457% , 10/24/26 ... 1,203 1,157
a
9007267.SQ.FTS.B , 6 .467% , 10/24/26 ... 1,351 1,232
a
9009834.SQ.FTS.B , 4 .711% , 10/25/26 ... 4,273 4,099
a
9007954.SQ.FTS.B , 4 .717% , 10/25/26 ... 7,608 7,299
a
9009976.SQ.FTS.B , 4 .717% , 10/25/26 ... 2,664 2,548
a
9010353.SQ.FTS.B , 4 .717% , 10/25/26 ... 56,398 53,773
a
9010152.SQ.FTS.B , 4 .719% , 10/25/26 ... 8,257 7,500
a
9010279.SQ.FTS.B , 4 .723% , 10/25/26 ... 4,124 3,942
a
9009656.SQ.FTS.B , 4 .726% , 10/25/26 ... 3,220 3,087
a
9008379.SQ.FTS.B , 5 .031% , 10/25/26 ... 16,399 15,581
a
9009058.SQ.FTS.B , 5 .031% , 10/25/26 ... 34,614 33,272
a
9009762.SQ.FTS.B , 5 .036% , 10/25/26 ... 3,281 2,963
a
9007886.SQ.FTS.B , 5 .038% , 10/25/26 ... 1,632 1,528
a
9008828.SQ.FTS.B , 5 .348% , 10/25/26 ... 7,820 7,337
a
9008220.SQ.FTS.B , 5 .592% , 10/25/26 ... 3,458 3,104
a
9011573.SQ.FTS.B , 5 .597% , 10/25/26 ... 17,981 15,886
a
9011085.SQ.FTS.B , 5 .598% , 10/25/26 ... 52,568 50,121
a
9010254.SQ.FTS.B , 5 .636% , 10/25/26 ... 1,905 1,783
a
9010313.SQ.FTS.B , 5 .912% , 10/25/26 ... 1,365 1,315
a
9008313.SQ.FTS.B , 6 .107% , 10/25/26 ... 2,741 2,608
a
9008769.SQ.FTS.B , 6 .417% , 10/25/26 ... 684 631
a
9009927.SQ.FTS.B , 6 .441% , 10/25/26 ... 1,068 985
a
9007919.SQ.FTS.B , 6 .442% , 10/25/26 ... 2,661 2,546
a
9011685.SQ.FTS.B , 6 .446% , 10/25/26 ... 31,387 30,517
a
9010044.SQ.FTS.B , 6 .45% , 10/25/26 .... 1,802 1,559
a
9012498.SQ.FTS.B , 4 .717% , 10/26/26 ... 10,958 10,515
a
9012957.SQ.FTS.B , 4 .717% , 10/26/26 ... 31,698 29,499
a
9012625.SQ.FTS.B , 4 .719% , 10/26/26 ... 11,462 10,948
a
9012889.SQ.FTS.B , 4 .719% , 10/26/26 ... 7,755 7,395
a
9012720.SQ.FTS.B , 4 .731% , 10/26/26 ... 2,129 2,003
a
9012173.SQ.FTS.B , 4 .939% , 10/26/26 ... 3,221 3,055
a
9012213.SQ.FTS.B , 5 .031% , 10/26/26 ... 7,987 6,679
a
9012119.SQ.FTS.B , 5 .034% , 10/26/26 ... 5,024 4,786
a
9012417.SQ.FTS.B , 5 .333% , 10/26/26 ... 2,265 1,983
a
9012610.SQ.FTS.B , 5 .351% , 10/26/26 ... 1,797 1,730
a
9012393.SQ.FTS.B , 5 .593% , 10/26/26 ... 2,400 2,202
a
9012747.SQ.FTS.B , 5 .596% , 10/26/26 ... 16,109 14,865
a
9012452.SQ.FTS.B , 6 .107% , 10/26/26 ... 3,912 2,764
a
9012435.SQ.FTS.B , 6 .114% , 10/26/26 ... 1,826 1,681
a
9012381.SQ.FTS.B , 6 .289% , 10/26/26 ... 1,210 941
a
9012373.SQ.FTS.B , 6 .44% , 10/26/26 .... 1,039 969
a
9012282.SQ.FTS.B , 6 .444% , 10/26/26 ... 8,719 8,219
a
9013505.SQ.FTS.B , 4 .717% , 10/27/26 ... 708 683
a
9013355.SQ.FTS.B , 4 .719% , 10/27/26 ... 13,430 12,871
Description
Principal
Amount Value
Block, Inc. (continued)
a
9013285.SQ.FTS.B , 4 .721% , 10/27/26 ... $ 4,018 $ 3,840
a
9013472.SQ.FTS.B , 4 .722% , 10/27/26 ... 5,288 5,074
a
9013520.SQ.FTS.B , 5 .023% , 10/27/26 ... 2,953 2,769
a
9013646.SQ.FTS.B , 5 .031% , 10/27/26 ... 35,327 33,644
a
9013264.SQ.FTS.B , 6 .295% , 10/27/26 ... 2,077 1,662
a
9013547.SQ.FTS.B , 6 .448% , 10/27/26 ... 11,489 10,268
a
9013246.SQ.FTS.B , 6 .469% , 10/27/26 ... 1,344 1,205
a
9014758.SQ.FTS.B , 4 .715% , 10/28/26 ... 7,433 6,948
a
9016660.SQ.FTS.B , 4 .717% , 10/28/26 ... 8,372 8,022
a
9018821.SQ.FTS.B , 4 .717% , 10/28/26 ... 5,202 4,496
a
9019254.SQ.FTS.B , 4 .717% , 10/28/26 ... 3,447 3,306
a
9019328.SQ.FTS.B , 4 .717% , 10/28/26 ... 9,654 9,232
a
9016375.SQ.FTS.B , 4 .72% , 10/28/26 .... 11,254 10,784
a
9016301.SQ.FTS.B , 4 .738% , 10/28/26 ... 1,321 1,269
a
9016321.SQ.FTS.B , 5 .024% , 10/28/26 ... 1,701 1,567
a
9018676.SQ.FTS.B , 5 .344% , 10/28/26 ... 6,163 5,863
a
9014962.SQ.FTS.B , 5 .59% , 10/28/26 .... 1,652 1,522
a
9016602.SQ.FTS.B , 5 .593% , 10/28/26 ... 2,213 2,108
a
9019576.SQ.FTS.B , 5 .911% , 10/28/26 ... 8,966 8,564
a
9018248.SQ.FTS.B , 5 .912% , 10/28/26 ... 19,081 17,837
a
9019308.SQ.FTS.B , 6 .089% , 10/28/26 ... 1,163 1,099
a
9018977.SQ.FTS.B , 6 .101% , 10/28/26 ... 12,530 11,482
a
9019134.SQ.FTS.B , 6 .289% , 10/28/26 ... 3,441 3,317
a
9018951.SQ.FTS.B , 6 .438% , 10/28/26 ... 1,831 1,589
a
9018203.SQ.FTS.B , 6 .443% , 10/28/26 ... 3,987 3,770
a
9018602.SQ.FTS.B , 6 .452% , 10/28/26 ... 1,619 1,519
a
9022224.SQ.FTS.B , 4 .717% , 10/29/26 ... 53,804 51,674
a
9023046.SQ.FTS.B , 4 .717% , 10/29/26 ... 6,095 5,855
a
9019968.SQ.FTS.B , 4 .719% , 10/29/26 ... 3,314 3,175
a
9024093.SQ.FTS.B , 4 .719% , 10/29/26 ... 18,783 18,021
a
9024435.SQ.FTS.B , 4 .719% , 10/29/26 ... 17,771 16,915
a
9023258.SQ.FTS.B , 4 .72% , 10/29/26 .... 9,867 9,460
a
9019933.SQ.FTS.B , 4 .721% , 10/29/26 ... 6,991 6,631
a
9021416.SQ.FTS.B , 4 .956% , 10/29/26 ... 398 366
a
9023743.SQ.FTS.B , 5 .029% , 10/29/26 ... 5,703 5,330
a
9021066.SQ.FTS.B , 5 .031% , 10/29/26 ... 17,571 16,942
a
9022850.SQ.FTS.B , 5 .031% , 10/29/26 ... 14,638 14,081
a
9023881.SQ.FTS.B , 5 .031% , 10/29/26 ... 14,280 13,739
a
9024352.SQ.FTS.B , 5 .031% , 10/29/26 ... 1,429 1,372
a
9022157.SQ.FTS.B , 5 .344% , 10/29/26 ... 6,743 6,456
a
9024053.SQ.FTS.B , 5 .596% , 10/29/26 ... 2,759 2,521
a
9023191.SQ.FTS.B , 5 .597% , 10/29/26 ... 5,272 5,092
a
9023803.SQ.FTS.B , 5 .602% , 10/29/26 ... 4,732 4,449
a
9023417.SQ.FTS.B , 5 .634% , 10/29/26 ... 1,742 1,649
a
9019994.SQ.FTS.B , 5 .912% , 10/29/26 ... 41,108 39,613
a
9023441.SQ.FTS.B , 5 .912% , 10/29/26 ... 28,223 26,033

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9021446.SQ.FTS.B , 6 .101% , 10/29/26 ... $ 59,416 $ 56,041
a
9023142.SQ.FTS.B , 6 .103% , 10/29/26 ... 2,248 2,171
a
9024368.SQ.FTS.B , 6 .286% , 10/29/26 ... 1,505 1,451
a
9019903.SQ.FTS.B , 6 .44% , 10/29/26 .... 1,927 1,852
a
9024623.SQ.FTS.B , 6 .445% , 10/29/26 ... 9,459 9,114
a
9024032.SQ.FTS.B , 6 .45% , 10/29/26 .... 2,487 2,168
a
9023090.SQ.FTS.B , 6 .451% , 10/29/26 ... 3,600 3,446
a
9021423.SQ.FTS.B , 6 .455% , 10/29/26 ... 1,444 1,358
a
9027548.SQ.FTS.B , 4 .712% , 10/30/26 ... 5,233 5,001
a
9027074.SQ.FTS.B , 4 .715% , 10/30/26 ... 9,488 9,098
a
9025056.SQ.FTS.B , 4 .717% , 10/30/26 ... 4,636 4,430
a
9026836.SQ.FTS.B , 4 .717% , 10/30/26 ... 14,617 13,878
a
9027214.SQ.FTS.B , 4 .717% , 10/30/26 ... 13,574 13,021
a
9027350.SQ.FTS.B , 4 .717% , 10/30/26 ... 967 926
a
9028172.SQ.FTS.B , 4 .717% , 10/30/26 ... 6,539 6,272
a
9028516.SQ.FTS.B , 4 .717% , 10/30/26 ... 68,816 65,735
a
9026703.SQ.FTS.B , 4 .72% , 10/30/26 .... 10,268 9,827
a
9026606.SQ.FTS.B , 4 .721% , 10/30/26 ... 7,808 7,488
a
9027666.SQ.FTS.B , 4 .725% , 10/30/26 ... 3,387 3,249
a
9024985.SQ.FTS.B , 4 .73% , 10/30/26 .... 2,174 2,089
a
9026276.SQ.FTS.B , 5 .031% , 10/30/26 ... 24,473 23,543
a
9027363.SQ.FTS.B , 5 .031% , 10/30/26 ... 7,827 7,535
a
9027676.SQ.FTS.B , 5 .346% , 10/30/26 ... 47,193 44,539
a
9027639.SQ.FTS.B , 5 .351% , 10/30/26 ... 5,993 5,681
a
9026138.SQ.FTS.B , 5 .594% , 10/30/26 ... 4,942 4,549
a
9025162.SQ.FTS.B , 5 .596% , 10/30/26 ... 9,099 8,500
a
9026259.SQ.FTS.B , 5 .597% , 10/30/26 ... 1,726 1,656
a
9026051.SQ.FTS.B , 5 .912% , 10/30/26 ... 4,365 4,196
a
9026229.SQ.FTS.B , 5 .921% , 10/30/26 ... 2,805 2,230
a
9027170.SQ.FTS.B , 6 .097% , 10/30/26 ... 2,559 2,461
a
9025952.SQ.FTS.B , 6 .101% , 10/30/26 ... 4,585 4,241
a
9027428.SQ.FTS.B , 6 .102% , 10/30/26 ... 12,120 11,677
a
9026201.SQ.FTS.B , 6 .103% , 10/30/26 ... 1,125 1,046
a
9025330.SQ.FTS.B , 6 .104% , 10/30/26 ... 6,202 5,765
a
9027610.SQ.FTS.B , 6 .11% , 10/30/26 .... 2,779 2,676
a
9028492.SQ.FTS.B , 6 .281% , 10/30/26 ... 2,197 2,105
a
9024818.SQ.FTS.B , 6 .289% , 10/30/26 ... 6,946 6,236
a
9025492.SQ.FTS.B , 6 .289% , 10/30/26 ... 12,242 11,875
a
9028348.SQ.FTS.B , 6 .289% , 10/30/26 ... 3,097 2,905
a
9028403.SQ.FTS.B , 6 .289% , 10/30/26 ... 4,685 4,472
a
9028262.SQ.FTS.B , 6 .295% , 10/30/26 ... 2,007 1,960
a
9028321.SQ.FTS.B , 6 .453% , 10/30/26 ... 1,991 1,841
a
9027592.SQ.FTS.B , 6 .466% , 10/30/26 ... 1,569 1,373
a
9027341.SQ.FTS.B , 6 .478% , 10/30/26 ... 949 846
a
9032074.SQ.FTS.B , 4 .717% , 11/01/26 ... 24,047 23,007
a
9035268.SQ.FTS.B , 4 .717% , 11/01/26 ... 14,913 14,175
Description
Principal
Amount Value
Block, Inc. (continued)
a
9036715.SQ.FTS.B , 4 .717% , 11/01/26 ... $ 49,462 $ 47,485
a
9035121.SQ.FTS.B , 4 .718% , 11/01/26 ... 2,461 2,351
a
9033361.SQ.FTS.B , 4 .719% , 11/01/26 ... 19,206 18,299
a
9033658.SQ.FTS.B , 5 .031% , 11/01/26 ... 90,209 86,715
a
9035082.SQ.FTS.B , 5 .344% , 11/01/26 ... 2,603 2,502
a
9032745.SQ.FTS.B , 5 .346% , 11/01/26 ... 32,818 31,068
a
9032474.SQ.FTS.B , 5 .597% , 11/01/26 ... 14,886 14,192
a
9035177.SQ.FTS.B , 5 .603% , 11/01/26 ... 5,007 4,779
a
9033330.SQ.FTS.B , 5 .604% , 11/01/26 ... 1,858 1,771
a
9034886.SQ.FTS.B , 5 .91% , 11/01/26 .... 6,019 5,734
a
9034948.SQ.FTS.B , 5 .914% , 11/01/26 ... 9,723 9,125
a
9033629.SQ.FTS.B , 6 .096% , 11/01/26 ... 1,036 991
a
9035669.SQ.FTS.B , 6 .101% , 11/01/26 ... 24,434 23,473
a
9033616.SQ.FTS.B , 6 .116% , 11/01/26 ... 1,012 953
a
9034762.SQ.FTS.B , 6 .445% , 11/01/26 ... 7,449 7,163
a
9032029.SQ.FTS.B , 6 .447% , 11/01/26 ... 1,725 1,651
a
9035428.SQ.FTS.B , 6 .447% , 11/01/26 ... 18,765 18,074
a
9036438.SQ.FTS.B , 6 .447% , 11/01/26 ... 18,630 17,857
a
9034747.SQ.FTS.B , 6 .457% , 11/01/26 ... 1,768 1,696
a
9040087.SQ.FTS.B , 4 .717% , 11/02/26 ... 12,284 11,704
a
9040176.SQ.FTS.B , 4 .717% , 11/02/26 ... 46,237 44,272
a
9038483.SQ.FTS.B , 4 .718% , 11/02/26 ... 20,755 19,525
a
9038889.SQ.FTS.B , 4 .719% , 11/02/26 ... 6,623 5,837
a
9037054.SQ.FTS.B , 4 .738% , 11/02/26 ... 1,397 1,330
a
9038969.SQ.FTS.B , 5 .031% , 11/02/26 ... 9,222 8,820
a
9037875.SQ.FTS.B , 5 .346% , 11/02/26 ... 21,685 20,710
a
9040633.SQ.FTS.B , 5 .593% , 11/02/26 ... 2,187 2,110
a
9036939.SQ.FTS.B , 5 .601% , 11/02/26 ... 7,663 7,354
a
9039145.SQ.FTS.B , 5 .632% , 11/02/26 ... 3,179 2,878
a
9037086.SQ.FTS.B , 6 .101% , 11/02/26 ... 17,258 16,501
a
9039257.SQ.FTS.B , 6 .101% , 11/02/26 ... 18,737 17,477
a
9039481.SQ.FTS.B , 6 .101% , 11/02/26 ... 39,427 37,179
a
9040694.SQ.FTS.B , 6 .101% , 11/02/26 ... 52,478 47,763
a
9041336.SQ.FTS.B , 6 .44% , 11/02/26 .... 2,136 2,045
a
9037429.SQ.FTS.B , 6 .447% , 11/02/26 ... 19,413 18,284
a
9041665.SQ.FTS.B , 4 .717% , 11/03/26 ... 10,684 10,226
a
9042171.SQ.FTS.B , 4 .717% , 11/03/26 ... 6,564 6,285
a
9041898.SQ.FTS.B , 4 .72% , 11/03/26 .... 10,648 10,193
a
9042105.SQ.FTS.B , 4 .932% , 11/03/26 ... 5,258 4,820
a
9041371.SQ.FTS.B , 4 .946% , 11/03/26 ... 1,253 981
a
9042280.SQ.FTS.B , 5 .031% , 11/03/26 ... 6,524 6,132
a
9042059.SQ.FTS.B , 5 .342% , 11/03/26 ... 4,206 4,007
a
9041851.SQ.FTS.B , 5 .347% , 11/03/26 ... 4,708 4,520
a
9042037.SQ.FTS.B , 6 .084% , 11/03/26 ... 1,555 1,399
a
9041385.SQ.FTS.B , 6 .101% , 11/03/26 ... 27,458 25,798
a
9042240.SQ.FTS.B , 6 .108% , 11/03/26 ... 4,277 3,951

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9041769.SQ.FTS.B , 6 .298% , 11/03/26 ... $ 1,120 $ 1,046
a
9042024.SQ.FTS.B , 6 .44% , 11/03/26 .... 1,028 952
a
9041789.SQ.FTS.B , 6 .442% , 11/03/26 ... 4,568 4,386
a
9042012.SQ.FTS.B , 6 .454% , 11/03/26 ... 1,151 598
a
9042377.SQ.FTS.B , 6 .455% , 11/03/26 ... 2,258 2,134
a
9042441.SQ.FTS.B , 4 .71% , 11/04/26 .... 3,654 3,498
a
9043286.SQ.FTS.B , 4 .715% , 11/04/26 ... 4,631 4,336
a
9042891.SQ.FTS.B , 4 .717% , 11/04/26 ... 28,239 26,429
a
9043324.SQ.FTS.B , 4 .717% , 11/04/26 ... 17,737 17,016
a
9042596.SQ.FTS.B , 4 .718% , 11/04/26 ... 12,101 11,561
a
9042763.SQ.FTS.B , 4 .72% , 11/04/26 .... 10,840 10,387
a
9042522.SQ.FTS.B , 5 .029% , 11/04/26 ... 6,016 5,647
a
9042731.SQ.FTS.B , 5 .031% , 11/04/26 ... 664 640
a
9042486.SQ.FTS.B , 5 .606% , 11/04/26 ... 3,155 3,018
a
9042742.SQ.FTS.B , 5 .909% , 11/04/26 ... 2,702 2,541
a
9043160.SQ.FTS.B , 6 .1% , 11/04/26 ..... 9,107 8,563
a
9042581.SQ.FTS.B , 6 .102% , 11/04/26 ... 1,088 1,020
a
9045500.SQ.FTS.B , 4 .717% , 11/05/26 ... 11,129 10,397
a
9046420.SQ.FTS.B , 4 .717% , 11/05/26 ... 24,425 23,209
a
9047025.SQ.FTS.B , 4 .717% , 11/05/26 ... 6,260 5,998
a
9048084.SQ.FTS.B , 4 .717% , 11/05/26 ... 10,748 9,715
a
9047177.SQ.FTS.B , 4 .718% , 11/05/26 ... 38,564 36,637
a
9044325.SQ.FTS.B , 4 .719% , 11/05/26 ... 7,000 6,582
a
9044523.SQ.FTS.B , 4 .722% , 11/05/26 ... 4,991 4,668
a
9047603.SQ.FTS.B , 4 .726% , 11/05/26 ... 3,224 3,044
a
9044810.SQ.FTS.B , 4 .728% , 11/05/26 ... 1,968 1,880
a
9044854.SQ.FTS.B , 4 .94% , 11/05/26 .... 1,200 1,150
a
9048030.SQ.FTS.B , 4 .952% , 11/05/26 ... 1,118 777
a
9047641.SQ.FTS.B , 4 .956% , 11/05/26 ... 1,070 932
a
9044402.SQ.FTS.B , 5 .031% , 11/05/26 ... 17,128 16,476
a
9045040.SQ.FTS.B , 5 .031% , 11/05/26 ... 2,250 1,962
a
9045641.SQ.FTS.B , 5 .031% , 11/05/26 ... 22,930 21,841
a
9048220.SQ.FTS.B , 5 .031% , 11/05/26 ... 18,768 17,919
a
9044881.SQ.FTS.B , 5 .036% , 11/05/26 ... 5,365 5,156
a
9048185.SQ.FTS.B , 5 .351% , 11/05/26 ... 2,988 2,851
a
9044383.SQ.FTS.B , 5 .589% , 11/05/26 ... 1,210 1,165
a
9048170.SQ.FTS.B , 5 .597% , 11/05/26 ... 849 778
a
9046727.SQ.FTS.B , 5 .599% , 11/05/26 ... 18,734 17,618
a
9048487.SQ.FTS.B , 5 .632% , 11/05/26 ... 4,798 4,399
a
9046061.SQ.FTS.B , 5 .91% , 11/05/26 .... 11,467 10,848
a
9046950.SQ.FTS.B , 5 .911% , 11/05/26 ... 3,401 3,245
a
9046237.SQ.FTS.B , 6 .101% , 11/05/26 ... 6,785 6,578
a
9047094.SQ.FTS.B , 6 .101% , 11/05/26 ... 4,611 4,384
a
9048063.SQ.FTS.B , 6 .107% , 11/05/26 ... 2,658 2,572
a
9047651.SQ.FTS.B , 6 .289% , 11/05/26 ... 5,335 5,029
a
9047743.SQ.FTS.B , 6 .446% , 11/05/26 ... 15,315 14,529
Description
Principal
Amount Value
Block, Inc. (continued)
a
9045086.SQ.FTS.B , 6 .448% , 11/05/26 ... $ 27,357 $ 17,652
a
9047990.SQ.FTS.B , 6 .449% , 11/05/26 ... 3,273 3,112
a
9047973.SQ.FTS.B , 6 .453% , 11/05/26 ... 836 811
a
9052710.SQ.FTS.B , 4 .705% , 11/06/26 ... 2,238 2,138
a
9052543.SQ.FTS.B , 4 .714% , 11/06/26 ... 4,119 3,946
a
9049716.SQ.FTS.B , 4 .717% , 11/06/26 ... 6,493 6,203
a
9049870.SQ.FTS.B , 4 .717% , 11/06/26 ... 13,109 12,561
a
9050109.SQ.FTS.B , 4 .717% , 11/06/26 ... 26,873 25,316
a
9050718.SQ.FTS.B , 4 .717% , 11/06/26 ... 4,951 4,731
a
9048839.SQ.FTS.B , 4 .719% , 11/06/26 ... 6,640 5,254
a
9050459.SQ.FTS.B , 4 .719% , 11/06/26 ... 6,969 6,665
a
9051681.SQ.FTS.B , 4 .721% , 11/06/26 ... 9,228 8,237
a
9051118.SQ.FTS.B , 4 .722% , 11/06/26 .... 4,832 4,583
a
9048764.SQ.FTS.B , 4 .73% , 11/06/26 .... 2,457 2,347
a
9052402.SQ.FTS.B , 4 .931% , 11/06/26 ... 2,554 2,345
a
9051813.SQ.FTS.B , 5 .031% , 11/06/26 ... 23,332 22,257
a
9051976.SQ.FTS.B , 5 .031% , 11/06/26 ... 29,333 27,722
a
9052431.SQ.FTS.B , 5 .031% , 11/06/26 ... 8,552 8,193
a
9052740.SQ.FTS.B , 5 .031% , 11/06/26 ... 62,594 59,699
a
9049054.SQ.FTS.B , 5 .344% , 11/06/26 ... 7,591 7,231
a
9052581.SQ.FTS.B , 5 .346% , 11/06/26 ... 12,178 10,707
a
9049293.SQ.FTS.B , 5 .593% , 11/06/26 ... 5,839 4,888
a
9050809.SQ.FTS.B , 5 .598% , 11/06/26 ... 24,692 22,410
a
9051508.SQ.FTS.B , 5 .598% , 11/06/26 ... 18,098 17,372
a
9051669.SQ.FTS.B , 6 .093% , 11/06/26 ... 878 850
a
9051352.SQ.FTS.B , 6 .101% , 11/06/26 ... 1,543 1,487
a
9051153.SQ.FTS.B , 6 .102% , 11/06/26 ... 15,700 15,148
a
9050599.SQ.FTS.B , 6 .289% , 11/06/26 ... 4,956 4,792
a
9049543.SQ.FTS.B , 6 .292% , 11/06/26 ... 3,618 3,422
a
9049007.SQ.FTS.B , 6 .434% , 11/06/26 ... 1,622 1,557
a
9049511.SQ.FTS.B , 6 .434% , 11/06/26 ... 1,158 1,086
a
9049705.SQ.FTS.B , 6 .434% , 11/06/26 ... 1,098 1,050
a
9051379.SQ.FTS.B , 6 .448% , 11/06/26 ... 3,829 3,644
a
9050084.SQ.FTS.B , 6 .455% , 11/06/26 ... 1,889 1,708
a
9049836.SQ.FTS.B , 6 .457% , 11/06/26 ... 852 796
a
9053714.SQ.FTS.B , 4 .717% , 11/07/26 ... 8,925 8,519
a
9054596.SQ.FTS.B , 4 .717% , 11/07/26 ... 30,376 29,115
a
9055197.SQ.FTS.B , 4 .717% , 11/07/26 ... 9,783 9,364
a
9055981.SQ.FTS.B , 4 .717% , 11/07/26 ... 6,889 6,532
a
9056795.SQ.FTS.B , 4 .717% , 11/07/26 ... 7,700 7,370
a
9054526.SQ.FTS.B , 4 .719% , 11/07/26 ... 6,311 6,044
a
9055355.SQ.FTS.B , 4 .719% , 11/07/26 ... 19,442 18,607
a
9055086.SQ.FTS.B , 4 .728% , 11/07/26 ... 2,702 2,589
a
9054359.SQ.FTS.B , 4 .735% , 11/07/26 ... 1,647 1,576
a
9056031.SQ.FTS.B , 4 .937% , 11/07/26 ... 4,158 3,911
a
9053578.SQ.FTS.B , 5 .031% , 11/07/26 ... 6,149 5,848

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9053959.SQ.FTS.B , 5 .031% , 11/07/26 ... $ 8,680 $ 8,141
a
9055123.SQ.FTS.B , 5 .031% , 11/07/26 ... 4,037 3,882
a
9056192.SQ.FTS.B , 5 .031% , 11/07/26 ... 50,706 48,473
a
9056928.SQ.FTS.B , 5 .031% , 11/07/26 ... 13,315 12,729
a
9056162.SQ.FTS.B , 5 .042% , 11/07/26 ... 2,405 2,308
a
9054492.SQ.FTS.B , 5 .362% , 11/07/26 ... 1,785 1,692
a
9057169.SQ.FTS.B , 5 .364% , 11/07/26 ... 1,569 1,503
a
9053479.SQ.FTS.B , 5 .593% , 11/07/26 ... 2,571 2,481
a
9055796.SQ.FTS.B , 5 .597% , 11/07/26 ... 14,560 13,955
a
9054200.SQ.FTS.B , 5 .598% , 11/07/26 ... 5,434 4,964
a
9057372.SQ.FTS.B , 5 .598% , 11/07/26 ... 50,965 48,442
a
9055663.SQ.FTS.B , 5 .643% , 11/07/26 ... 1,647 1,466
a
9055658.SQ.FTS.B , 5 .66% , 11/07/26 .... 372 360
a
9056079.SQ.FTS.B , 5 .912% , 11/07/26 ... 8,408 7,910
a
9053207.SQ.FTS.B , 5 .913% , 11/07/26 ... 5,421 5,207
a
9054395.SQ.FTS.B , 5 .913% , 11/07/26 ... 4,366 4,108
a
9055928.SQ.FTS.B , 5 .913% , 11/07/26 ... 4,233 3,874
a
9057321.SQ.FTS.B , 6 .101% , 11/07/26 ... 4,591 4,341
a
9053423.SQ.FTS.B , 6 .106% , 11/07/26 ... 2,579 2,417
a
9057365.SQ.FTS.B , 6 .28% , 11/07/26 .... 758 729
a
9053569.SQ.FTS.B , 6 .319% , 11/07/26 ... 708 670
a
9054150.SQ.FTS.B , 6 .436% , 11/07/26 ... 1,683 856
a
9055678.SQ.FTS.B , 6 .447% , 11/07/26 ... 9,462 8,847
a
9057047.SQ.FTS.B , 6 .447% , 11/07/26 ... 9,212 8,574
a
9057193.SQ.FTS.B , 6 .447% , 11/07/26 ... 11,321 10,609
a
9056667.SQ.FTS.B , 6 .449% , 11/07/26 ... 9,248 8,845
a
9053326.SQ.FTS.B , 6 .451% , 11/07/26 ... 2,360 2,254
a
9056188.SQ.FTS.B , 6 .453% , 11/07/26 ... 1,243 865
a
9060471.SQ.FTS.B , 4 .715% , 11/08/26 ... 6,999 6,650
a
9062177.SQ.FTS.B , 4 .715% , 11/08/26 ... 6,582 6,296
a
9063145.SQ.FTS.B , 4 .717% , 11/08/26 ... 7,454 6,639
a
9063227.SQ.FTS.B , 4 .717% , 11/08/26 ... 9,339 8,953
a
9062565.SQ.FTS.B , 4 .718% , 11/08/26 ... 35,321 33,500
a
9061105.SQ.FTS.B , 4 .721% , 11/08/26 ... 6,951 6,645
a
9064146.SQ.FTS.B , 4 .939% , 11/08/26 ... 3,275 3,043
a
9060437.SQ.FTS.B , 4 .944% , 11/08/26 ... 1,216 1,129
a
9061844.SQ.FTS.B , 4 .946% , 11/08/26 ... 991 943
a
9061891.SQ.FTS.B , 4 .972% , 11/08/26 ... 658 455
a
9062028.SQ.FTS.B , 5 .031% , 11/08/26 ... 12,581 11,107
a
9064251.SQ.FTS.B , 5 .031% , 11/08/26 ... 11,989 11,488
a
9061310.SQ.FTS.B , 5 .34% , 11/08/26 .... 2,639 2,507
a
9062399.SQ.FTS.B , 5 .346% , 11/08/26 ... 2,946 2,763
a
9061366.SQ.FTS.B , 5 .598% , 11/08/26 ... 25,837 24,406
a
9060622.SQ.FTS.B , 5 .628% , 11/08/26 ... 3,135 2,910
a
9063342.SQ.FTS.B , 5 .628% , 11/08/26 ... 26,096 25,118
a
9062475.SQ.FTS.B , 5 .634% , 11/08/26 ... 3,243 2,888
Description
Principal
Amount Value
Block, Inc. (continued)
a
9064102.SQ.FTS.B , 6 .084% , 11/08/26 ... $ 1,397 $ 1,345
a
9060546.SQ.FTS.B , 6 .099% , 11/08/26 ... 1,860 1,777
a
9060750.SQ.FTS.B , 6 .099% , 11/08/26 ... 5,602 4,980
a
9064407.SQ.FTS.B , 6 .101% , 11/08/26 ... 31,923 30,227
a
9060137.SQ.FTS.B , 6 .104% , 11/08/26 ... 5,611 5,222
a
9060869.SQ.FTS.B , 6 .284% , 11/08/26 ... 2,314 2,185
a
9061903.SQ.FTS.B , 6 .289% , 11/08/26 ... 4,326 4,193
a
9063853.SQ.FTS.B , 6 .289% , 11/08/26 ... 11,345 10,753
a
9064221.SQ.FTS.B , 6 .439% , 11/08/26 ... 2,013 1,923
a
9060256.SQ.FTS.B , 6 .45% , 11/08/26 .... 6,111 5,756
a
9060983.SQ.FTS.B , 6 .451% , 11/08/26 ... 4,393 3,871
a
9062289.SQ.FTS.B , 6 .452% , 11/08/26 ... 3,854 3,515
a
9061858.SQ.FTS.B , 6 .453% , 11/08/26 ... 3,611 3,339
a
9060395.SQ.FTS.B , 6 .456% , 11/08/26 ... 3,395 3,026
a
9060955.SQ.FTS.B , 6 .478% , 11/08/26 ... 780 735
a
9066532.SQ.FTS.B , 4 .715% , 11/09/26 ... 6,544 6,101
a
9066634.SQ.FTS.B , 4 .717% , 11/09/26 ... 9,859 9,423
a
9067602.SQ.FTS.B , 4 .717% , 11/09/26 ... 1,967 1,880
a
9068240.SQ.FTS.B , 4 .717% , 11/09/26 ... 69,792 66,803
a
9065706.SQ.FTS.B , 4 .718% , 11/09/26 ... 11,428 10,881
a
9067932.SQ.FTS.B , 4 .719% , 11/09/26 ... 8,475 8,088
a
9065141.SQ.FTS.B , 4 .726% , 11/09/26 ... 3,436 3,236
a
9065653.SQ.FTS.B , 5 .031% , 11/09/26 ... 4,486 4,239
a
9066243.SQ.FTS.B , 5 .031% , 11/09/26 ... 10,281 9,717
a
9067485.SQ.FTS.B , 5 .031% , 11/09/26 ... 3,125 2,540
a
9068177.SQ.FTS.B , 5 .031% , 11/09/26 ... 3,823 3,612
a
9065908.SQ.FTS.B , 5 .035% , 11/09/26 ... 6,144 5,805
a
9065039.SQ.FTS.B , 5 .037% , 11/09/26 ... 3,980 3,774
a
9069310.SQ.FTS.B , 5 .348% , 11/09/26 ... 16,765 15,724
a
9065236.SQ.FTS.B , 5 .924% , 11/09/26 ... 1,871 1,778
a
9066455.SQ.FTS.B , 6 .289% , 11/09/26 ... 3,606 3,337
a
9067591.SQ.FTS.B , 6 .44% , 11/09/26 .... 1,102 1,026
a
9067515.SQ.FTS.B , 6 .443% , 11/09/26 ... 4,263 3,191
a
9068071.SQ.FTS.B , 6 .444% , 11/09/26 ... 6,242 5,609
a
9065269.SQ.FTS.B , 6 .447% , 11/09/26 ... 24,098 19,313
a
9066810.SQ.FTS.B , 6 .447% , 11/09/26 ... 30,335 29,293
a
9067633.SQ.FTS.B , 6 .448% , 11/09/26 ... 19,555 18,662
a
9066098.SQ.FTS.B , 6 .449% , 11/09/26 ... 4,361 4,108
a
9071099.SQ.FTS.B , 4 .717% , 11/10/26 ... 7,065 6,757
a
9071286.SQ.FTS.B , 4 .717% , 11/10/26 ... 4,720 4,521
a
9071190.SQ.FTS.B , 4 .722% , 11/10/26 ... 6,490 6,131
a
9071236.SQ.FTS.B , 5 .346% , 11/10/26 ... 4,441 4,178
a
9070460.SQ.FTS.B , 5 .598% , 11/10/26 ... 60,209 57,026
a
9071179.SQ.FTS.B , 5 .606% , 11/10/26 ... 1,059 1,014
a
9071043.SQ.FTS.B , 5 .66% , 11/10/26 .... 242 230
a
9071058.SQ.FTS.B , 6 .286% , 11/10/26 ... 3,195 2,943

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9071329.SQ.FTS.B , 6 .289% , 11/10/26 ... $ 8,313 $ 7,938
a
9071046.SQ.FTS.B , 6 .429% , 11/10/26 ... 965 921
a
9071739.SQ.FTS.B , 4 .717% , 11/11/26 ... 21,824 20,906
a
9072124.SQ.FTS.B , 4 .719% , 11/11/26 ... 9,430 8,997
a
9071594.SQ.FTS.B , 4 .938% , 11/11/26 ... 10,035 9,282
a
9072003.SQ.FTS.B , 5 .031% , 11/11/26 ... 10,416 9,785
a
9072200.SQ.FTS.B , 5 .031% , 11/11/26 ... 2,824 2,711
a
9072100.SQ.FTS.B , 5 .592% , 11/11/26 ... 2,455 2,340
a
9071472.SQ.FTS.B , 5 .631% , 11/11/26 ... 5,245 5,078
a
9071710.SQ.FTS.B , 5 .913% , 11/11/26 ... 3,271 3,027
a
9072228.SQ.FTS.B , 6 .1% , 11/11/26 ..... 9,494 9,034
a
9071963.SQ.FTS.B , 6 .102% , 11/11/26 ... 2,071 1,990
a
9071538.SQ.FTS.B , 6 .448% , 11/11/26 ... 3,384 3,261
a
9075427.SQ.FTS.B , 4 .716% , 11/12/26 ... 3,721 3,559
a
9076086.SQ.FTS.B , 4 .717% , 11/12/26 ... 8,949 8,560
a
9076213.SQ.FTS.B , 4 .717% , 11/12/26 ... 11,528 11,044
a
9076464.SQ.FTS.B , 4 .717% , 11/12/26 ... 71,101 67,752
a
9074555.SQ.FTS.B , 4 .721% , 11/12/26 ... 8,712 8,294
a
9074982.SQ.FTS.B , 4 .721% , 11/12/26 ... 8,746 8,300
a
9076411.SQ.FTS.B , 5 .027% , 11/12/26 ... 2,806 2,696
a
9073605.SQ.FTS.B , 5 .031% , 11/12/26 ... 290 273
a
9074683.SQ.FTS.B , 5 .031% , 11/12/26 ... 24,570 23,618
a
9075924.SQ.FTS.B , 5 .036% , 11/12/26 ... 5,287 5,004
a
9076452.SQ.FTS.B , 5 .037% , 11/12/26 ... 2,220 2,027
a
9073615.SQ.FTS.B , 5 .047% , 11/12/26 ... 1,627 1,535
a
9075354.SQ.FTS.B , 5 .595% , 11/12/26 ... 9,295 8,802
a
9072377.SQ.FTS.B , 5 .912% , 11/12/26 ... 29,210 26,158
a
9075165.SQ.FTS.B , 5 .912% , 11/12/26 ... 2,358 2,252
a
9073079.SQ.FTS.B , 6 .099% , 11/12/26 ... 10,503 10,062
a
9074491.SQ.FTS.B , 6 .101% , 11/12/26 ... 3,582 3,441
a
9075496.SQ.FTS.B , 6 .101% , 11/12/26 ... 27,940 26,268
a
9072362.SQ.FTS.B , 6 .289% , 11/12/26 ... 1,511 1,314
a
9072849.SQ.FTS.B , 6 .289% , 11/12/26 ... 7,659 7,237
a
9073649.SQ.FTS.B , 6 .289% , 11/12/26 ... 1,518 1,471
a
9076700.SQ.FTS.B , 6 .299% , 11/12/26 ... 1,181 1,098
a
9075191.SQ.FTS.B , 6 .437% , 11/12/26 ... 1,446 1,332
a
9073019.SQ.FTS.B , 6 .438% , 11/12/26 ... 1,275 1,217
a
9076038.SQ.FTS.B , 6 .442% , 11/12/26 ... 2,454 2,310
a
9073723.SQ.FTS.B , 6 .447% , 11/12/26 ... 31,982 27,754
a
9075228.SQ.FTS.B , 6 .447% , 11/12/26 ... 3,835 3,711
a
9075449.SQ.FTS.B , 6 .447% , 11/12/26 ... 3,162 2,954
a
9073274.SQ.FTS.B , 6 .448% , 11/12/26 ... 17,252 16,736
a
9074203.SQ.FTS.B , 6 .448% , 11/12/26 ... 8,731 8,095
a
9074441.SQ.FTS.B , 6 .456% , 11/12/26 ... 2,126 1,986
a
9080421.SQ.FTS.B , 4 .708% , 11/13/26 ... 1,721 1,650
a
9080832.SQ.FTS.B , 4 .715% , 11/13/26 ... 5,180 4,851
Description
Principal
Amount Value
Block, Inc. (continued)
a
9077395.SQ.FTS.B , 4 .716% , 11/13/26 ... $ 3,595 $ 3,438
a
9077631.SQ.FTS.B , 4 .717% , 11/13/26 ... 12,795 11,430
a
9077953.SQ.FTS.B , 4 .717% , 11/13/26 ... 17,263 16,536
a
9080487.SQ.FTS.B , 4 .717% , 11/13/26 ... 13,791 12,986
a
9080714.SQ.FTS.B , 4 .717% , 11/13/26 ... 1,962 1,862
a
9081031.SQ.FTS.B , 4 .723% , 11/13/26 ... 3,886 3,715
a
9077070.SQ.FTS.B , 4 .926% , 11/13/26 ... 791 718
a
9080991.SQ.FTS.B , 4 .932% , 11/13/26 ... 2,323 2,204
a
9077097.SQ.FTS.B , 4 .937% , 11/13/26 ... 1,274 1,233
a
9080625.SQ.FTS.B , 4 .942% , 11/13/26 ... 2,303 2,142
a
9077212.SQ.FTS.B , 4 .948% , 11/13/26 ... 252 240
a
9080222.SQ.FTS.B , 5 .022% , 11/13/26 ... 2,810 2,685
a
9076788.SQ.FTS.B , 5 .031% , 11/13/26 ... 11,856 11,137
a
9078253.SQ.FTS.B , 5 .031% , 11/13/26 ... 10,045 9,657
a
9078368.SQ.FTS.B , 5 .031% , 11/13/26 ... 8,838 7,786
a
9079036.SQ.FTS.B , 5 .031% , 11/13/26 ... 2,371 2,280
a
9079360.SQ.FTS.B , 5 .031% , 11/13/26 ... 57,293 53,129
a
9081564.SQ.FTS.B , 5 .031% , 11/13/26 ... 36,418 34,862
a
9080906.SQ.FTS.B , 5 .036% , 11/13/26 ... 5,404 5,101
a
9079347.SQ.FTS.B , 5 .038% , 11/13/26 ... 1,918 1,837
a
9077259.SQ.FTS.B , 5 .348% , 11/13/26 ... 4,063 3,915
a
9079226.SQ.FTS.B , 5 .6% , 11/13/26 ..... 6,882 6,638
a
9080270.SQ.FTS.B , 5 .627% , 11/13/26 ... 7,598 6,879
a
9077238.SQ.FTS.B , 5 .629% , 11/13/26 ... 940 793
a
9080596.SQ.FTS.B , 5 .906% , 11/13/26 ... 2,379 2,185
a
9081096.SQ.FTS.B , 5 .911% , 11/13/26 ... 41,324 38,894
a
9080434.SQ.FTS.B , 6 .294% , 11/13/26 ... 2,163 1,916
a
9079100.SQ.FTS.B , 6 .448% , 11/13/26 ... 4,906 4,614
a
9080730.SQ.FTS.B , 6 .455% , 11/13/26 ... 2,701 2,578
a
9077607.SQ.FTS.B , 6 .461% , 11/13/26 ... 1,012 965
a
9077375.SQ.FTS.B , 6 .472% , 11/13/26 ... 1,034 977
a
9081776.SQ.FTS.B , 4 .717% , 11/14/26 ... 25,275 24,070
a
9083721.SQ.FTS.B , 4 .717% , 11/14/26 ... 42,045 40,017
a
9085432.SQ.FTS.B , 4 .717% , 11/14/26 ... 6,906 6,607
a
9082810.SQ.FTS.B , 4 .718% , 11/14/26 ... 10,937 10,479
a
9083110.SQ.FTS.B , 5 .031% , 11/14/26 ... 3,614 3,352
a
9084804.SQ.FTS.B , 5 .031% , 11/14/26 ... 1,564 1,506
a
9084167.SQ.FTS.B , 5 .346% , 11/14/26 ... 57,050 53,701
a
9085122.SQ.FTS.B , 5 .346% , 11/14/26 ... 36,458 34,446
a
9084999.SQ.FTS.B , 5 .348% , 11/14/26 ... 9,278 8,715
a
9085809.SQ.FTS.B , 5 .596% , 11/14/26 ... 13,718 13,183
a
9083077.SQ.FTS.B , 5 .597% , 11/14/26 ... 1,391 1,327
a
9082380.SQ.FTS.B , 5 .598% , 11/14/26 ... 3,746 3,542
a
9084817.SQ.FTS.B , 5 .599% , 11/14/26 ... 20,161 19,380
a
9085083.SQ.FTS.B , 5 .627% , 11/14/26 ... 2,138 1,289
a
9082495.SQ.FTS.B , 5 .911% , 11/14/26 ... 10,875 10,508

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9085543.SQ.FTS.B , 6 .099% , 11/14/26 ... $ 13,323 $ 12,690
a
9083172.SQ.FTS.B , 6 .101% , 11/14/26 ... 50,165 43,725
a
9081679.SQ.FTS.B , 6 .45% , 11/14/26 .... 4,857 4,616
a
9088529.SQ.FTS.B , 4 .717% , 11/15/26 ... 24,509 23,463
a
9089073.SQ.FTS.B , 4 .717% , 11/15/26 ... 24,480 23,372
a
9090106.SQ.FTS.B , 4 .717% , 11/15/26 ... 5,009 4,788
a
9090243.SQ.FTS.B , 4 .717% , 11/15/26 ... 9,555 8,949
a
9091714.SQ.FTS.B , 4 .717% , 11/15/26 ... 20,916 19,996
a
9091162.SQ.FTS.B , 4 .718% , 11/15/26 ... 31,341 29,432
a
9092037.SQ.FTS.B , 4 .719% , 11/15/26 ... 18,029 17,153
a
9090367.SQ.FTS.B , 4 .72% , 11/15/26 .... 9,235 8,712
a
9090639.SQ.FTS.B , 4 .721% , 11/15/26 ... 8,244 7,859
a
9091117.SQ.FTS.B , 4 .721% , 11/15/26 .... 6,337 5,950
a
9090092.SQ.FTS.B , 4 .95% , 11/15/26 .... 630 526
a
9089855.SQ.FTS.B , 5 .031% , 11/15/26 ... 8,211 7,908
a
9090756.SQ.FTS.B , 5 .031% , 11/15/26 ... 6,750 6,473
a
9092544.SQ.FTS.B , 5 .031% , 11/15/26 ... 15,065 14,420
a
9092280.SQ.FTS.B , 5 .348% , 11/15/26 ... 19,056 18,274
a
9090908.SQ.FTS.B , 5 .911% , 11/15/26 ... 21,063 19,996
a
9091507.SQ.FTS.B , 5 .915% , 11/15/26 ... 3,021 2,869
a
9089713.SQ.FTS.B , 5 .916% , 11/15/26 ... 5,510 5,176
a
9091526.SQ.FTS.B , 6 .093% , 11/15/26 ... 1,567 1,492
a
9091536.SQ.FTS.B , 6 .101% , 11/15/26 ... 14,528 14,065
a
9090598.SQ.FTS.B , 6 .107% , 11/15/26 ... 3,069 2,958
a
9090550.SQ.FTS.B , 6 .286% , 11/15/26 ... 3,684 3,210
a
9090037.SQ.FTS.B , 6 .305% , 11/15/26 ... 1,571 1,108
a
9090227.SQ.FTS.B , 6 .451% , 11/15/26 ... 1,987 1,458
a
9095962.SQ.FTS.B , 4 .716% , 11/16/26 ... 5,520 5,278
a
9093708.SQ.FTS.B , 4 .717% , 11/16/26 ... 5,873 5,620
a
9094132.SQ.FTS.B , 4 .717% , 11/16/26 ... 4,944 4,726
a
9093067.SQ.FTS.B , 4 .72% , 11/16/26 .... 10,932 10,264
a
9095759.SQ.FTS.B , 4 .721% , 11/16/26 ... 7,569 7,252
a
9093018.SQ.FTS.B , 4 .97% , 11/16/26 .... 590 542
a
9092824.SQ.FTS.B , 5 .031% , 11/16/26 ... 2,374 2,281
a
9093277.SQ.FTS.B , 5 .031% , 11/16/26 ... 1,547 1,330
a
9093340.SQ.FTS.B , 5 .031% , 11/16/26 ... 5,958 5,697
a
9095566.SQ.FTS.B , 5 .346% , 11/16/26 ... 3,544 3,398
a
9093900.SQ.FTS.B , 5 .596% , 11/16/26 ... 12,494 11,762
a
9095005.SQ.FTS.B , 5 .599% , 11/16/26 ... 17,950 17,136
a
9093306.SQ.FTS.B , 5 .628% , 11/16/26 ... 1,520 1,440
a
9095510.SQ.FTS.B , 5 .633% , 11/16/26 ... 1,892 1,791
a
9094763.SQ.FTS.B , 5 .912% , 11/16/26 ... 13,307 12,389
a
9092905.SQ.FTS.B , 6 .091% , 11/16/26 ... 889 843
a
9094204.SQ.FTS.B , 6 .101% , 11/16/26 ... 25,844 24,731
a
9096726.SQ.FTS.B , 6 .101% , 11/16/26 ... 34,551 31,051
a
9092935.SQ.FTS.B , 6 .104% , 11/16/26 ... 2,960 2,787
Description
Principal
Amount Value
Block, Inc. (continued)
a
9093570.SQ.FTS.B , 6 .108% , 11/16/26 ... $ 4,399 $ 4,027
a
9092894.SQ.FTS.B , 6 .271% , 11/16/26 ... 1,235 1,094
a
9097131.SQ.FTS.B , 6 .28% , 11/16/26 .... 2,997 2,111
a
9096025.SQ.FTS.B , 6 .447% , 11/16/26 ... 43,751 39,635
a
9095365.SQ.FTS.B , 6 .448% , 11/16/26 ... 9,559 9,095
a
9095706.SQ.FTS.B , 6 .449% , 11/16/26 ... 5,690 5,428
a
9095660.SQ.FTS.B , 6 .45% , 11/16/26 .... 1,471 1,415
a
9095903.SQ.FTS.B , 6 .45% , 11/16/26 .... 4,132 3,909
a
9093330.SQ.FTS.B , 6 .474% , 11/16/26 ... 1,112 1,053
a
9093029.SQ.FTS.B , 6 .484% , 11/16/26 ... 917 701
a
9098490.SQ.FTS.B , 4 .71% , 11/17/26 .... 3,859 3,683
a
9097852.SQ.FTS.B , 4 .717% , 11/17/26 ... 194 185
a
9098193.SQ.FTS.B , 4 .717% , 11/17/26 ... 12,561 11,989
a
9098087.SQ.FTS.B , 4 .72% , 11/17/26 .... 10,548 9,960
a
9097748.SQ.FTS.B , 5 .031% , 11/17/26 ... 10,036 9,497
a
9098317.SQ.FTS.B , 5 .031% , 11/17/26 ... 15,523 14,761
a
9098514.SQ.FTS.B , 5 .031% , 11/17/26 ... 1,957 1,878
a
9098528.SQ.FTS.B , 5 .346% , 11/17/26 ... 9,408 8,735
a
9097954.SQ.FTS.B , 5 .353% , 11/17/26 ... 1,919 1,805
a
9098466.SQ.FTS.B , 5 .358% , 11/17/26 ... 2,814 2,559
a
9097978.SQ.FTS.B , 5 .6% , 11/17/26 ..... 9,941 9,436
a
9098073.SQ.FTS.B , 5 .605% , 11/17/26 ... 1,852 1,637
a
9097946.SQ.FTS.B , 5 .615% , 11/17/26 ... 1,185 1,138
a
9098180.SQ.FTS.B , 6 .097% , 11/17/26 ... 1,253 1,199
a
9098637.SQ.FTS.B , 6 .103% , 11/17/26 ... 8,481 8,154
a
9098609.SQ.FTS.B , 6 .105% , 11/17/26 ... 3,931 3,656
a
9097855.SQ.FTS.B , 6 .447% , 11/17/26 ... 3,508 3,370
a
9097932.SQ.FTS.B , 6 .447% , 11/17/26 ... 1,086 1,037
a
9097840.SQ.FTS.B , 6 .456% , 11/17/26 ... 1,578 1,424
a
9098443.SQ.FTS.B , 6 .461% , 11/17/26 ... 2,129 1,963
a
9098812.SQ.FTS.B , 4 .716% , 11/18/26 ... 6,265 5,987
a
9099300.SQ.FTS.B , 4 .72% , 11/18/26 .... 4,387 4,114
a
9099365.SQ.FTS.B , 5 .031% , 11/18/26 ... 23,812 22,850
a
9098930.SQ.FTS.B , 5 .348% , 11/18/26 ... 6,695 6,380
a
9098873.SQ.FTS.B , 5 .353% , 11/18/26 ... 4,703 4,521
a
9099003.SQ.FTS.B , 5 .912% , 11/18/26 ... 31,862 28,512
a
9099329.SQ.FTS.B , 5 .912% , 11/18/26 ... 2,608 2,487
a
9099358.SQ.FTS.B , 6 .429% , 11/18/26 ... 852 786
a
9098782.SQ.FTS.B , 6 .447% , 11/18/26 ... 2,605 2,459
a
9098719.SQ.FTS.B , 6 .449% , 11/18/26 ... 6,511 6,190
a
9101968.SQ.FTS.B , 4 .713% , 11/19/26 ... 4,505 4,249
a
9100939.SQ.FTS.B , 4 .717% , 11/19/26 ... 4,936 4,699
a
9101828.SQ.FTS.B , 4 .717% , 11/19/26 ... 9,156 8,745
a
9104177.SQ.FTS.B , 4 .717% , 11/19/26 ... 7,766 7,353
a
9101475.SQ.FTS.B , 4 .718% , 11/19/26 ... 10,308 9,863
a
9102789.SQ.FTS.B , 4 .718% , 11/19/26 ... 42,804 40,919

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9100270.SQ.FTS.B , 4 .725% , 11/19/26 ... $ 2,923 $ 2,796
a
9100892.SQ.FTS.B , 4 .73% , 11/19/26 .... 2,414 2,310
a
9100368.SQ.FTS.B , 4 .93% , 11/19/26 .... 3,273 3,102
a
9100769.SQ.FTS.B , 4 .932% , 11/19/26 ... 1,488 1,395
a
9103336.SQ.FTS.B , 4 .936% , 11/19/26 ... 4,172 3,914
a
9102552.SQ.FTS.B , 4 .945% , 11/19/26 ... 2,847 2,646
a
9100915.SQ.FTS.B , 5 .031% , 11/19/26 ... 1,268 1,209
a
9102003.SQ.FTS.B , 5 .031% , 11/19/26 ... 38,053 36,294
a
9102655.SQ.FTS.B , 5 .031% , 11/19/26 ... 8,539 8,005
a
9102613.SQ.FTS.B , 5 .346% , 11/19/26 ... 5,035 4,681
a
9100496.SQ.FTS.B , 5 .625% , 11/19/26 ... 6,165 5,858
a
9101918.SQ.FTS.B , 5 .912% , 11/19/26 ... 3,864 3,656
a
9101055.SQ.FTS.B , 5 .915% , 11/19/26 ... 3,665 3,479
a
9100678.SQ.FTS.B , 6 .092% , 11/19/26 ... 3,826 3,144
a
9101660.SQ.FTS.B , 6 .099% , 11/19/26 ... 8,307 7,941
a
9103471.SQ.FTS.B , 6 .101% , 11/19/26 ... 31,628 25,458
a
9100020.SQ.FTS.B , 6 .102% , 11/19/26 ... 6,640 5,153
a
9101027.SQ.FTS.B , 6 .302% , 11/19/26 ... 830 760
a
9103411.SQ.FTS.B , 6 .443% , 11/19/26 ... 2,263 2,168
a
9101128.SQ.FTS.B , 6 .447% , 11/19/26 ... 19,304 18,171
a
9101755.SQ.FTS.B , 6 .447% , 11/19/26 ... 5,128 4,846
a
9099846.SQ.FTS.B , 6 .451% , 11/19/26 ... 4,071 3,782
a
9100812.SQ.FTS.B , 6 .454% , 11/19/26 ... 3,616 3,459
a
9107106.SQ.FTS.B , 4 .711% , 11/20/26 ... 4,561 4,352
a
9107721.SQ.FTS.B , 4 .715% , 11/20/26 ... 10,099 9,660
a
9106834.SQ.FTS.B , 4 .717% , 11/20/26 ... 18,433 17,587
a
9107517.SQ.FTS.B , 4 .717% , 11/20/26 ... 14,889 14,207
a
9107384.SQ.FTS.B , 4 .721% , 11/20/26 ... 7,615 7,269
a
9105631.SQ.FTS.B , 4 .722% , 11/20/26 ... 6,486 6,177
a
9106785.SQ.FTS.B , 4 .722% , 11/20/26 ... 3,254 3,112
a
9108761.SQ.FTS.B , 4 .722% , 11/20/26 ... 5,724 5,471
a
9107448.SQ.FTS.B , 4 .93% , 11/20/26 .... 796 768
a
9106638.SQ.FTS.B , 4 .944% , 11/20/26 ... 3,068 2,488
a
9105200.SQ.FTS.B , 5 .031% , 11/20/26 ... 9,600 9,228
a
9106673.SQ.FTS.B , 5 .031% , 11/20/26 ... 9,293 8,127
a
9108528.SQ.FTS.B , 5 .031% , 11/20/26 ... 10,505 9,835
a
9107057.SQ.FTS.B , 5 .337% , 11/20/26 ... 2,725 2,558
a
9107271.SQ.FTS.B , 5 .346% , 11/20/26 ... 4,537 4,291
a
9104394.SQ.FTS.B , 5 .357% , 11/20/26 ... 2,289 2,165
a
9107320.SQ.FTS.B , 5 .582% , 11/20/26 ... 1,516 1,438
a
9104473.SQ.FTS.B , 5 .598% , 11/20/26 ... 21,665 20,242
a
9105728.SQ.FTS.B , 5 .598% , 11/20/26 ... 61,857 57,959
a
9107160.SQ.FTS.B , 5 .912% , 11/20/26 ... 9,806 9,364
a
9107814.SQ.FTS.B , 6 .101% , 11/20/26 ... 44,722 42,738
a
9107334.SQ.FTS.B , 6 .289% , 11/20/26 ... 4,814 4,467
a
9107464.SQ.FTS.B , 6 .441% , 11/20/26 ... 2,415 2,312
Description
Principal
Amount Value
Block, Inc. (continued)
a
9105063.SQ.FTS.B , 6 .444% , 11/20/26 ... $ 3,283 $ 3,070
a
9109305.SQ.FTS.B , 4 .712% , 11/21/26 ... 2,534 2,421
a
9112602.SQ.FTS.B , 4 .715% , 11/21/26 ... 10,536 10,066
a
9110080.SQ.FTS.B , 4 .717% , 11/21/26 ... 25,172 24,025
a
9110690.SQ.FTS.B , 4 .717% , 11/21/26 ... 36,071 34,473
a
9112990.SQ.FTS.B , 4 .717% , 11/21/26 ... 44,462 42,425
a
9109065.SQ.FTS.B , 4 .719% , 11/21/26 ... 8,839 8,435
a
9108864.SQ.FTS.B , 4 .721% , 11/21/26 ... 8,590 8,207
a
9112751.SQ.FTS.B , 4 .722% , 11/21/26 ... 6,363 6,087
a
9111289.SQ.FTS.B , 5 .346% , 11/21/26 .... 18,753 17,916
a
9112271.SQ.FTS.B , 5 .596% , 11/21/26 ... 12,993 12,541
a
9112878.SQ.FTS.B , 5 .598% , 11/21/26 ... 20,934 18,676
a
9112799.SQ.FTS.B , 5 .6% , 11/21/26 ..... 8,066 7,735
a
9112466.SQ.FTS.B , 5 .91% , 11/21/26 .... 8,140 7,673
a
9109567.SQ.FTS.B , 6 .089% , 11/21/26 ... 1,343 1,139
a
9111832.SQ.FTS.B , 6 .1% , 11/21/26 ..... 33,739 32,437
a
9109594.SQ.FTS.B , 6 .101% , 11/21/26 ... 15,061 14,447
a
9111691.SQ.FTS.B , 6 .101% , 11/21/26 .... 11,495 10,920
a
9110504.SQ.FTS.B , 6 .104% , 11/21/26 ... 10,178 9,139
a
9111644.SQ.FTS.B , 6 .105% , 11/21/26 .... 4,153 3,800
a
9111809.SQ.FTS.B , 6 .114% , 11/21/26 .... 1,995 1,876
a
9109345.SQ.FTS.B , 6 .277% , 11/21/26 ... 1,815 1,690
a
9111211.SQ.FTS.B , 6 .289% , 11/21/26 .... 6,339 5,708
a
9112734.SQ.FTS.B , 6 .311% , 11/21/26 .... 704 679
a
9111269.SQ.FTS.B , 6 .438% , 11/21/26 .... 1,753 1,617
a
9109377.SQ.FTS.B , 6 .447% , 11/21/26 ... 6,507 6,097
a
9110682.SQ.FTS.B , 6 .453% , 11/21/26 ... 1,109 1,025
a
9119239.SQ.FTS.B , 4 .715% , 11/22/26 ... 8,903 8,420
a
9117797.SQ.FTS.B , 4 .717% , 11/22/26 ... 4,159 3,963
a
9117923.SQ.FTS.B , 4 .717% , 11/22/26 ... 55,653 53,158
a
9120835.SQ.FTS.B , 4 .717% , 11/22/26 ... 9,174 8,628
a
9119328.SQ.FTS.B , 4 .719% , 11/22/26 ... 6,509 6,190
a
9120702.SQ.FTS.B , 4 .72% , 11/22/26 .... 5,495 5,223
a
9121919.SQ.FTS.B , 4 .721% , 11/22/26 ... 4,735 4,450
a
9120700.SQ.FTS.B , 4 .956% , 11/22/26 ... 567 526
a
9120364.SQ.FTS.B , 5 .027% , 11/22/26 ... 2,885 2,732
a
9121992.SQ.FTS.B , 5 .029% , 11/22/26 ... 5,448 5,080
a
9121013.SQ.FTS.B , 5 .031% , 11/22/26 ... 28,325 26,904
a
9117853.SQ.FTS.B , 5 .341% , 11/22/26 ... 3,897 3,704
a
9119107.SQ.FTS.B , 5 .346% , 11/22/26 ... 7,142 6,738
a
9122075.SQ.FTS.B , 5 .349% , 11/22/26 ... 9,687 9,190
a
9121716.SQ.FTS.B , 5 .597% , 11/22/26 ... 12,857 12,178
a
9122203.SQ.FTS.B , 5 .599% , 11/22/26 ... 7,077 6,667
a
9120420.SQ.FTS.B , 5 .627% , 11/22/26 ... 1,677 1,585
a
9119400.SQ.FTS.B , 5 .912% , 11/22/26 ... 59,072 55,536
a
9120449.SQ.FTS.B , 5 .912% , 11/22/26 ... 9,267 8,276

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9120765.SQ.FTS.B , 5 .912% , 11/22/26 ... $ 2,002 $ 1,894
a
9119219.SQ.FTS.B , 6 .097% , 11/22/26 ... 1,406 1,321
a
9122297.SQ.FTS.B , 6 .1% , 11/22/26 ..... 6,357 5,903
a
9121625.SQ.FTS.B , 6 .289% , 11/22/26 ... 9,012 8,522
a
9121588.SQ.FTS.B , 6 .295% , 11/22/26 ... 1,737 1,663
a
9121883.SQ.FTS.B , 6 .301% , 11/22/26 ... 1,987 1,861
a
9121515.SQ.FTS.B , 6 .314% , 11/22/26 ... 1,045 922
a
9121528.SQ.FTS.B , 6 .445% , 11/22/26 ... 6,129 5,314
a
9120300.SQ.FTS.B , 6 .45% , 11/22/26 .... 5,588 5,348
a
9121483.SQ.FTS.B , 6 .452% , 11/22/26 ... 4,393 3,934
a
9122989.SQ.FTS.B , 4 .717% , 11/23/26 ... 7,226 6,884
a
9123958.SQ.FTS.B , 4 .717% , 11/23/26 ... 9,048 8,551
a
9124194.SQ.FTS.B , 4 .717% , 11/23/26 ... 9,675 9,195
a
9125324.SQ.FTS.B , 4 .717% , 11/23/26 ... 34,007 32,503
a
9125861.SQ.FTS.B , 4 .717% , 11/23/26 ... 44,478 42,321
a
9126803.SQ.FTS.B , 4 .717% , 11/23/26 ... 3,129 2,987
a
9127058.SQ.FTS.B , 4 .721% , 11/23/26 ... 8,043 7,530
a
9126887.SQ.FTS.B , 4 .724% , 11/23/26 ... 3,341 3,181
a
9124156.SQ.FTS.B , 4 .943% , 11/23/26 ... 4,601 3,783
a
9124952.SQ.FTS.B , 5 .341% , 11/23/26 ... 4,380 4,145
a
9124186.SQ.FTS.B , 5 .343% , 11/23/26 ... 1,940 1,840
a
9123875.SQ.FTS.B , 5 .344% , 11/23/26 ... 4,426 4,160
a
9123272.SQ.FTS.B , 5 .347% , 11/23/26 ... 26,273 24,828
a
9122752.SQ.FTS.B , 5 .348% , 11/23/26 ... 8,433 8,052
a
9126471.SQ.FTS.B , 5 .601% , 11/23/26 ... 7,905 7,325
a
9126972.SQ.FTS.B , 5 .639% , 11/23/26 ... 2,906 2,761
a
9126609.SQ.FTS.B , 5 .9% , 11/23/26 ..... 1,695 1,627
a
9126835.SQ.FTS.B , 5 .919% , 11/23/26 ... 2,105 1,986
a
9125014.SQ.FTS.B , 6 .096% , 11/23/26 ... 7,436 6,714
a
9124448.SQ.FTS.B , 6 .103% , 11/23/26 ... 8,375 7,925
a
9122687.SQ.FTS.B , 6 .11% , 11/23/26 .... 2,752 2,547
a
9123143.SQ.FTS.B , 6 .289% , 11/23/26 ... 2,320 1,799
a
9125276.SQ.FTS.B , 6 .289% , 11/23/26 ... 1,243 1,174
a
9123173.SQ.FTS.B , 6 .442% , 11/23/26 ... 3,670 3,210
a
9127251.SQ.FTS.B , 6 .445% , 11/23/26 ... 5,993 5,613
a
9126631.SQ.FTS.B , 6 .446% , 11/23/26 ... 10,569 9,974
a
9124557.SQ.FTS.B , 6 .447% , 11/23/26 ... 20,491 16,985
a
9125105.SQ.FTS.B , 6 .447% , 11/23/26 ... 9,968 9,411
a
9127408.SQ.FTS.B , 4 .707% , 11/24/26 ... 2,058 1,929
a
9127362.SQ.FTS.B , 4 .717% , 11/24/26 ... 3,950 3,698
a
9128046.SQ.FTS.B , 4 .717% , 11/24/26 ... 3,313 3,107
a
9128076.SQ.FTS.B , 4 .717% , 11/24/26 ... 14,323 13,417
a
9127658.SQ.FTS.B , 4 .719% , 11/24/26 ... 19,638 18,396
a
9127946.SQ.FTS.B , 4 .935% , 11/24/26 ... 690 633
a
9127558.SQ.FTS.B , 5 .031% , 11/24/26 ... 8,890 8,281
a
9127856.SQ.FTS.B , 5 .031% , 11/24/26 ... 9,042 8,432
Description
Principal
Amount Value
Block, Inc. (continued)
a
9128219.SQ.FTS.B , 5 .598% , 11/24/26 ... $ 9,522 $ 8,799
a
9127472.SQ.FTS.B , 5 .913% , 11/24/26 ... 5,419 4,986
a
9128033.SQ.FTS.B , 6 .091% , 11/24/26 ... 2,329 2,135
a
9127447.SQ.FTS.B , 6 .285% , 11/24/26 ... 2,869 2,599
a
9128027.SQ.FTS.B , 6 .289% , 11/24/26 ... 1,004 916
a
9127980.SQ.FTS.B , 6 .294% , 11/24/26 ... 5,746 5,257
a
9127427.SQ.FTS.B , 6 .436% , 11/24/26 ... 2,054 1,860
a
9127835.SQ.FTS.B , 6 .439% , 11/24/26 ... 2,012 1,834
a
9127518.SQ.FTS.B , 6 .447% , 11/24/26 ... 5,685 5,157
a
9127957.SQ.FTS.B , 6 .45% , 11/24/26 .... 2,185 2,000
a
9127924.SQ.FTS.B , 6 .464% , 11/24/26 ... 1,797 1,639
a
9128605.SQ.FTS.B , 4 .717% , 11/25/26 ... 28,346 26,541
a
9128561.SQ.FTS.B , 5 .026% , 11/25/26 ... 5,009 4,674
a
9128408.SQ.FTS.B , 5 .031% , 11/25/26 ... 12,339 11,507
a
9128293.SQ.FTS.B , 5 .346% , 11/25/26 ... 6,715 6,217
a
9128354.SQ.FTS.B , 6 .289% , 11/25/26 ... 5,406 4,890
a
9128831.SQ.FTS.B , 6 .446% , 11/25/26 ... 22,852 20,750
a
9128526.SQ.FTS.B , 6 .456% , 11/25/26 ... 3,247 2,951
a
9129734.SQ.FTS.B , 4 .715% , 11/26/26 ... 8,196 7,679
a
9129111.SQ.FTS.B , 4 .717% , 11/26/26 .... 21,557 20,194
a
9129392.SQ.FTS.B , 4 .717% , 11/26/26 ... 29,803 27,910
a
9129667.SQ.FTS.B , 4 .717% , 11/26/26 ... 2,422 2,268
a
9129793.SQ.FTS.B , 4 .721% , 11/26/26 ... 7,382 6,913
a
9129648.SQ.FTS.B , 4 .726% , 11/26/26 ... 3,609 3,381
a
9129859.SQ.FTS.B , 5 .028% , 11/26/26 ... 4,423 4,130
a
9129676.SQ.FTS.B , 5 .031% , 11/26/26 ... 7,315 6,819
a
9129885.SQ.FTS.B , 5 .346% , 11/26/26 ... 38,912 36,138
a
9129727.SQ.FTS.B , 5 .625% , 11/26/26 ... 727 657
a
9129364.SQ.FTS.B , 5 .909% , 11/26/26 ... 2,286 2,105
a
9129571.SQ.FTS.B , 5 .911% , 11/26/26 ... 5,691 5,132
a
9129053.SQ.FTS.B , 6 .289% , 11/26/26 ... 1,564 1,410
a
9129344.SQ.FTS.B , 6 .295% , 11/26/26 ... 2,029 1,845
a
9129629.SQ.FTS.B , 6 .436% , 11/26/26 ... 1,701 1,526
a
9129064.SQ.FTS.B , 6 .45% , 11/26/26 .... 6,532 5,972
a
9135485.SQ.FTS.B , 4 .715% , 11/27/26 ... 9,041 8,477
a
9135431.SQ.FTS.B , 4 .716% , 11/27/26 ... 5,608 5,254
a
9132550.SQ.FTS.B , 4 .717% , 11/27/26 ... 46,583 43,631
a
9133461.SQ.FTS.B , 4 .717% , 11/27/26 ... 8,239 7,722
a
9133611.SQ.FTS.B , 4 .717% , 11/27/26 ... 31,070 29,113
a
9134393.SQ.FTS.B , 4 .717% , 11/27/26 ... 3,775 3,538
a
9134428.SQ.FTS.B , 4 .717% , 11/27/26 ... 1,580 1,480
a
9134649.SQ.FTS.B , 4 .717% , 11/27/26 ... 9,862 9,242
a
9134445.SQ.FTS.B , 4 .72% , 11/27/26 .... 6,297 5,897
a
9134282.SQ.FTS.B , 4 .73% , 11/27/26 .... 2,662 2,496
a
9134538.SQ.FTS.B , 4 .73% , 11/27/26 .... 2,580 2,417
a
9134232.SQ.FTS.B , 4 .912% , 11/27/26 ... 725 650

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9133289.SQ.FTS.B , 4 .944% , 11/27/26 ... $ 2,349 $ 2,130
a
9133127.SQ.FTS.B , 5 .031% , 11/27/26 ... 7,301 6,805
a
9134268.SQ.FTS.B , 5 .031% , 11/27/26 ... 1,720 1,604
a
9131139.SQ.FTS.B , 5 .035% , 11/27/26 ... 3,385 3,159
a
9132073.SQ.FTS.B , 5 .346% , 11/27/26 ... 18,958 17,591
a
9132487.SQ.FTS.B , 5 .599% , 11/27/26 ... 7,791 7,218
a
9132418.SQ.FTS.B , 5 .6% , 11/27/26 ..... 6,468 5,999
a
9131207.SQ.FTS.B , 5 .63% , 11/27/26 .... 4,364 4,019
a
9134843.SQ.FTS.B , 5 .912% , 11/27/26 ... 43,465 39,811
a
9134026.SQ.FTS.B , 5 .913% , 11/27/26 ... 11,447 10,554
a
9131236.SQ.FTS.B , 6 .1% , 11/27/26 ..... 23,761 21,768
a
9131165.SQ.FTS.B , 6 .101% , 11/27/26 ... 4,939 4,530
a
9133325.SQ.FTS.B , 6 .101% , 11/27/26 ... 8,172 7,473
a
9131861.SQ.FTS.B , 6 .103% , 11/27/26 ... 6,918 6,354
a
9133569.SQ.FTS.B , 6 .104% , 11/27/26 ... 3,383 3,113
a
9133101.SQ.FTS.B , 6 .283% , 11/27/26 ... 1,966 1,792
a
9134160.SQ.FTS.B , 6 .289% , 11/27/26 ... 4,140 3,777
a
9134311.SQ.FTS.B , 6 .291% , 11/27/26 ... 5,446 4,944
a
9134193.SQ.FTS.B , 6 .444% , 11/27/26 ... 2,316 2,090
a
9134589.SQ.FTS.B , 6 .451% , 11/27/26 ... 2,229 1,983
a
9137196.SQ.FTS.B , 4 .696% , 11/28/26 ... 727 681
a
9136822.SQ.FTS.B , 4 .715% , 11/28/26 ... 7,937 7,434
a
9136331.SQ.FTS.B , 4 .717% , 11/28/26 ... 16,082 15,067
a
9137681.SQ.FTS.B , 4 .717% , 11/28/26 ... 41,755 39,125
a
9138988.SQ.FTS.B , 4 .717% , 11/28/26 ... 47,900 44,893
a
9139897.SQ.FTS.B , 4 .717% , 11/28/26 ... 8,440 7,893
a
9139567.SQ.FTS.B , 4 .718% , 11/28/26 ... 35,180 33,000
a
9136995.SQ.FTS.B , 4 .719% , 11/28/26 ... 6,207 5,803
a
9137217.SQ.FTS.B , 4 .719% , 11/28/26 ... 9,197 8,616
a
9140575.SQ.FTS.B , 4 .719% , 11/28/26 ... 13,170 12,305
a
9140067.SQ.FTS.B , 4 .72% , 11/28/26 .... 11,079 10,372
a
9140499.SQ.FTS.B , 4 .724% , 11/28/26 ... 5,051 4,734
a
9138929.SQ.FTS.B , 4 .726% , 11/28/26 ... 3,521 3,297
a
9140043.SQ.FTS.B , 4 .93% , 11/28/26 .... 1,838 1,692
a
9135993.SQ.FTS.B , 4 .937% , 11/28/26 ... 12,384 11,440
a
9140183.SQ.FTS.B , 4 .95% , 11/28/26 .... 2,174 2,012
a
9140274.SQ.FTS.B , 5 .031% , 11/28/26 ... 18,272 17,041
a
9137432.SQ.FTS.B , 5 .346% , 11/28/26 ... 8,925 8,285
a
9139954.SQ.FTS.B , 5 .346% , 11/28/26 ... 5,922 5,405
a
9140421.SQ.FTS.B , 5 .347% , 11/28/26 ... 10,977 10,206
a
9138777.SQ.FTS.B , 5 .348% , 11/28/26 ... 17,244 16,037
a
9135932.SQ.FTS.B , 5 .592% , 11/28/26 ... 2,413 2,233
a
9138735.SQ.FTS.B , 5 .599% , 11/28/26 ... 3,751 3,471
a
9137592.SQ.FTS.B , 5 .606% , 11/28/26 ... 3,781 3,502
a
9136623.SQ.FTS.B , 6 .101% , 11/28/26 ... 6,985 6,408
a
9140496.SQ.FTS.B , 6 .296% , 11/28/26 ... 1,450 1,298
Description
Principal
Amount Value
Block, Inc. (continued)
a
9137673.SQ.FTS.B , 6 .433% , 11/28/26 ... $ 1,165 $ 1,064
a
9140557.SQ.FTS.B , 6 .435% , 11/28/26 ... 1,425 1,301
a
9140240.SQ.FTS.B , 6 .436% , 11/28/26 ... 1,869 1,695
a
9135617.SQ.FTS.B , 6 .445% , 11/28/26 ... 5,719 5,207
a
9135819.SQ.FTS.B , 6 .447% , 11/28/26 ... 2,355 2,123
a
9138948.SQ.FTS.B , 6 .447% , 11/28/26 ... 3,837 3,501
a
9140392.SQ.FTS.B , 6 .447% , 11/28/26 ... 4,110 3,724
a
9135850.SQ.FTS.B , 6 .451% , 11/28/26 ... 5,597 5,119
a
9138729.SQ.FTS.B , 6 .499% , 11/28/26 ... 605 551
a
9147467.SQ.FTS.B , 4 .705% , 11/29/26 ... 1,952 1,829
a
9147517.SQ.FTS.B , 4 .712% , 11/29/26 ... 3,917 3,668
a
9143704.SQ.FTS.B , 4 .715% , 11/29/26 ... 6,106 5,721
a
9143676.SQ.FTS.B , 4 .717% , 11/29/26 ... 928 867
a
9144740.SQ.FTS.B , 4 .717% , 11/29/26 ... 2,184 2,044
a
9145148.SQ.FTS.B , 4 .717% , 11/29/26 ... 4,355 4,078
a
9145702.SQ.FTS.B , 4 .717% , 11/29/26 ... 27,687 25,951
a
9146009.SQ.FTS.B , 4 .717% , 11/29/26 ... 26,011 24,359
a
9147069.SQ.FTS.B , 4 .717% , 11/29/26 ... 9,484 8,884
a
9146280.SQ.FTS.B , 4 .718% , 11/29/26 ... 25,300 23,692
a
9146590.SQ.FTS.B , 4 .718% , 11/29/26 ... 54,607 51,148
a
9145036.SQ.FTS.B , 4 .72% , 11/29/26 .... 5,486 5,138
a
9145406.SQ.FTS.B , 4 .72% , 11/29/26 .... 12,549 11,747
a
9144264.SQ.FTS.B , 4 .723% , 11/29/26 ... 2,727 2,553
a
9147028.SQ.FTS.B , 4 .933% , 11/29/26 ... 2,184 1,990
a
9144848.SQ.FTS.B , 4 .935% , 11/29/26 ... 7,004 6,386
a
9146236.SQ.FTS.B , 4 .937% , 11/29/26 ... 2,668 2,470
a
9146262.SQ.FTS.B , 5 .031% , 11/29/26 ... 1,905 1,777
a
9147559.SQ.FTS.B , 5 .031% , 11/29/26 ... 33,982 31,655
a
9148373.SQ.FTS.B , 5 .031% , 11/29/26 ... 6,854 6,393
a
9145261.SQ.FTS.B , 5 .346% , 11/29/26 ... 7,116 6,607
a
9147237.SQ.FTS.B , 5 .347% , 11/29/26 ... 23,916 22,218
a
9143958.SQ.FTS.B , 5 .348% , 11/29/26 ... 15,156 14,067
a
9143818.SQ.FTS.B , 5 .591% , 11/29/26 ... 3,846 3,559
a
9143890.SQ.FTS.B , 5 .597% , 11/29/26 ... 5,421 5,020
a
9144169.SQ.FTS.B , 5 .597% , 11/29/26 ... 7,371 6,807
a
9144384.SQ.FTS.B , 5 .602% , 11/29/26 ... 5,134 4,750
a
9144321.SQ.FTS.B , 5 .621% , 11/29/26 ... 3,512 3,191
a
9148439.SQ.FTS.B , 6 .101% , 11/29/26 ... 72,109 66,132
a
9147479.SQ.FTS.B , 6 .104% , 11/29/26 ... 1,715 1,575
a
9146578.SQ.FTS.B , 6 .116% , 11/29/26 ... 1,544 1,416
a
9148421.SQ.FTS.B , 6 .289% , 11/29/26 ... 1,338 1,215
a
9147487.SQ.FTS.B , 6 .44% , 11/29/26 .... 2,221 2,024
a
9144454.SQ.FTS.B , 6 .444% , 11/29/26 ... 6,777 6,178
a
9144614.SQ.FTS.B , 6 .447% , 11/29/26 ... 3,154 2,888
a
9147142.SQ.FTS.B , 6 .459% , 11/29/26 ... 1,333 1,218
a
9147144.SQ.FTS.B , 6 .511% , 11/29/26 ... 10,786 9,815

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9154577.SQ.FTS.B , 4 .717% , 11/30/26 ... $ 27,199 $ 25,432
a
9155289.SQ.FTS.B , 4 .717% , 11/30/26 ... 12,877 12,061
a
9151414.SQ.FTS.B , 4 .719% , 11/30/26 ... 17,360 16,257
a
9155088.SQ.FTS.B , 4 .719% , 11/30/26 ... 8,701 8,147
a
9155165.SQ.FTS.B , 4 .719% , 11/30/26 ... 15,485 14,493
a
9151276.SQ.FTS.B , 4 .945% , 11/30/26 ... 2,277 2,095
a
9154493.SQ.FTS.B , 4 .948% , 11/30/26 ... 1,390 1,279
a
9148759.SQ.FTS.B , 5 .031% , 11/30/26 ... 4,355 4,058
a
9151335.SQ.FTS.B , 5 .031% , 11/30/26 ... 7,006 6,531
a
9151758.SQ.FTS.B , 5 .031% , 11/30/26 ... 96,292 89,791
a
9154401.SQ.FTS.B , 5 .031% , 11/30/26 ... 8,451 7,886
a
9154995.SQ.FTS.B , 5 .031% , 11/30/26 ... 3,335 3,112
a
9149181.SQ.FTS.B , 5 .346% , 11/30/26 ... 62,418 57,916
a
9150699.SQ.FTS.B , 5 .346% , 11/30/26 ... 17,772 16,431
a
9155156.SQ.FTS.B , 5 .346% , 11/30/26 ... 1,033 959
a
9148888.SQ.FTS.B , 5 .348% , 11/30/26 ... 4,902 4,550
a
9149180.SQ.FTS.B , 5 .66% , 11/30/26 .... 933 854
a
9155020.SQ.FTS.B , 5 .916% , 11/30/26 ... 5,353 4,934
a
9148957.SQ.FTS.B , 6 .095% , 11/30/26 ... 4,651 4,275
a
9154803.SQ.FTS.B , 6 .099% , 11/30/26 ... 1,787 1,641
a
9153027.SQ.FTS.B , 6 .101% , 11/30/26 ... 51,464 47,347
a
9154820.SQ.FTS.B , 6 .102% , 11/30/26 ... 22,031 20,234
a
9154466.SQ.FTS.B , 6 .107% , 11/30/26 ... 4,076 3,736
a
9149036.SQ.FTS.B , 6 .437% , 11/30/26 ... 1,747 1,595
a
9148870.SQ.FTS.B , 6 .439% , 11/30/26 ... 1,211 1,107
a
9154507.SQ.FTS.B , 6 .445% , 11/30/26 ... 6,248 5,647
a
9155048.SQ.FTS.B , 6 .448% , 11/30/26 ... 4,934 4,479
a
9151157.SQ.FTS.B , 6 .452% , 11/30/26 ... 4,401 4,021
a
9151744.SQ.FTS.B , 6 .454% , 11/30/26 ... 1,085 987
a
9149097.SQ.FTS.B , 6 .456% , 11/30/26 ... 2,758 2,485
a
9154456.SQ.FTS.B , 6 .456% , 11/30/26 ... 1,641 1,494
a
9155651.SQ.FTS.B , 4 .717% , 12/01/26 ... 28,257 26,457
a
9156105.SQ.FTS.B , 4 .717% , 12/01/26 ... 14,405 13,470
a
9155397.SQ.FTS.B , 4 .719% , 12/01/26 ... 17,708 16,582
a
9155547.SQ.FTS.B , 4 .723% , 12/01/26 ... 5,008 4,687
a
9156216.SQ.FTS.B , 4 .727% , 12/01/26 ... 3,389 3,171
a
9155606.SQ.FTS.B , 6 .098% , 12/01/26 ... 4,882 4,479
a
9156236.SQ.FTS.B , 6 .282% , 12/01/26 ... 3,083 2,796
a
9156264.SQ.FTS.B , 6 .448% , 12/01/26 ... 15,907 14,562
a
9155885.SQ.FTS.B , 6 .449% , 12/01/26 ... 9,279 8,404
a
9155957.SQ.FTS.B , 6 .449% , 12/01/26 ... 14,757 13,441
a
9158375.SQ.FTS.B , 4 .716% , 12/02/26 ... 4,633 4,341
a
9158560.SQ.FTS.B , 4 .716% , 12/02/26 ... 11,213 10,498
a
9156707.SQ.FTS.B , 4 .717% , 12/02/26 ... 10,523 9,854
a
9158154.SQ.FTS.B , 4 .717% , 12/02/26 ... 9,937 9,302
a
9160233.SQ.FTS.B , 4 .717% , 12/02/26 ... 11,905 11,149
Description
Principal
Amount Value
Block, Inc. (continued)
a
9160393.SQ.FTS.B , 4 .717% , 12/02/26 ... $ 21,265 $ 19,915
a
9160592.SQ.FTS.B , 4 .717% , 12/02/26 ... 7,389 6,919
a
9160825.SQ.FTS.B , 4 .717% , 12/02/26 ... 2,709 2,537
a
9160897.SQ.FTS.B , 4 .718% , 12/02/26 ... 4,351 4,071
a
9159523.SQ.FTS.B , 4 .721% , 12/02/26 ... 9,114 8,536
a
9159435.SQ.FTS.B , 4 .727% , 12/02/26 ... 2,757 2,579
a
9159405.SQ.FTS.B , 4 .932% , 12/02/26 ... 3,802 3,422
a
9158480.SQ.FTS.B , 5 .024% , 12/02/26 ... 1,864 1,739
a
9158902.SQ.FTS.B , 5 .031% , 12/02/26 ... 9,236 8,617
a
9160773.SQ.FTS.B , 5 .031% , 12/02/26 ... 3,789 3,535
a
9157527.SQ.FTS.B , 5 .342% , 12/02/26 ... 1,925 1,788
a
9158719.SQ.FTS.B , 5 .342% , 12/02/26 ... 5,243 4,863
a
9157026.SQ.FTS.B , 5 .346% , 12/02/26 ... 10,247 9,484
a
9157584.SQ.FTS.B , 5 .346% , 12/02/26 ... 30,946 28,737
a
9159126.SQ.FTS.B , 5 .6% , 12/02/26 ..... 5,591 5,173
a
9161055.SQ.FTS.B , 5 .628% , 12/02/26 ... 57,687 53,072
a
9156672.SQ.FTS.B , 5 .631% , 12/02/26 ... 6,128 5,666
a
9160654.SQ.FTS.B , 5 .631% , 12/02/26 ... 10,863 9,969
a
9157456.SQ.FTS.B , 5 .644% , 12/02/26 ... 1,968 1,808
a
9159458.SQ.FTS.B , 5 .912% , 12/02/26 ... 7,813 7,193
a
9159402.SQ.FTS.B , 5 .93% , 12/02/26 .... 1,872 1,724
a
9158454.SQ.FTS.B , 6 .093% , 12/02/26 ... 1,645 1,507
a
9159197.SQ.FTS.B , 6 .1% , 12/02/26 ..... 9,252 8,513
a
9158527.SQ.FTS.B , 6 .101% , 12/02/26 ... 2,757 2,510
a
9159565.SQ.FTS.B , 6 .101% , 12/02/26 ... 61,322 56,251
a
9161006.SQ.FTS.B , 6 .101% , 12/02/26 ... 1,983 1,818
a
9159373.SQ.FTS.B , 6 .289% , 12/02/26 ... 5,036 4,589
a
9159026.SQ.FTS.B , 6 .44% , 12/02/26 .... 3,803 3,475
a
9158840.SQ.FTS.B , 6 .447% , 12/02/26 ... 2,262 2,036
a
9159296.SQ.FTS.B , 6 .448% , 12/02/26 ... 7,273 6,639
a
9164909.SQ.FTS.B , 4 .715% , 12/03/26 ... 9,157 8,569
a
9165058.SQ.FTS.B , 4 .717% , 12/03/26 ... 57,963 54,263
a
9166484.SQ.FTS.B , 4 .717% , 12/03/26 ... 3,187 2,985
a
9163696.SQ.FTS.B , 4 .718% , 12/03/26 ... 35,414 33,163
a
9166172.SQ.FTS.B , 4 .718% , 12/03/26 ... 6,395 5,989
a
9164636.SQ.FTS.B , 4 .719% , 12/03/26 ... 17,832 16,695
a
9162108.SQ.FTS.B , 4 .721% , 12/03/26 ... 6,458 6,045
a
9166165.SQ.FTS.B , 4 .931% , 12/03/26 ... 1,451 1,339
a
9166277.SQ.FTS.B , 4 .935% , 12/03/26 ... 11,460 10,583
a
9166416.SQ.FTS.B , 4 .937% , 12/03/26 ... 3,827 3,538
a
9162205.SQ.FTS.B , 5 .029% , 12/03/26 ... 5,765 5,375
a
9163028.SQ.FTS.B , 5 .031% , 12/03/26 ... 3,510 3,269
a
9164599.SQ.FTS.B , 5 .031% , 12/03/26 ... 3,100 2,889
a
9166520.SQ.FTS.B , 5 .031% , 12/03/26 ... 46,095 42,951
a
9164173.SQ.FTS.B , 5 .343% , 12/03/26 ... 3,172 2,929
a
9161505.SQ.FTS.B , 5 .597% , 12/03/26 ... 21,151 19,559

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9163154.SQ.FTS.B , 5 .597% , 12/03/26 ... $ 28,631 $ 26,533
a
9164334.SQ.FTS.B , 5 .597% , 12/03/26 ... 25,130 23,259
a
9166259.SQ.FTS.B , 5 .599% , 12/03/26 ... 1,402 1,291
a
9163114.SQ.FTS.B , 5 .602% , 12/03/26 ... 3,295 3,044
a
9163504.SQ.FTS.B , 6 .101% , 12/03/26 ... 14,192 13,012
a
9164225.SQ.FTS.B , 6 .101% , 12/03/26 ... 6,595 6,052
a
9166375.SQ.FTS.B , 6 .101% , 12/03/26 ... 2,647 2,414
a
9164265.SQ.FTS.B , 6 .105% , 12/03/26 ... 6,685 6,146
a
9164882.SQ.FTS.B , 6 .122% , 12/03/26 ... 1,325 1,211
a
9162355.SQ.FTS.B , 6 .289% , 12/03/26 ... 12,649 11,515
a
9164813.SQ.FTS.B , 6 .289% , 12/03/26 ... 4,867 4,425
a
9164871.SQ.FTS.B , 6 .289% , 12/03/26 ... 1,726 1,557
a
9162267.SQ.FTS.B , 6 .443% , 12/03/26 ... 4,554 4,165
a
9165561.SQ.FTS.B , 6 .444% , 12/03/26 ... 5,700 5,202
a
9165709.SQ.FTS.B , 6 .447% , 12/03/26 ... 44,828 40,918
a
9165610.SQ.FTS.B , 6 .448% , 12/03/26 ... 5,939 5,367
a
9162917.SQ.FTS.B , 6 .449% , 12/03/26 ... 8,063 7,370
a
9166450.SQ.FTS.B , 6 .451% , 12/03/26 ... 4,348 3,986
a
9163093.SQ.FTS.B , 6 .478% , 12/03/26 ... 1,006 917
a
9169051.SQ.FTS.B , 4 .715% , 12/04/26 ... 7,324 6,860
a
9170192.SQ.FTS.B , 4 .715% , 12/04/26 ... 10,563 9,893
a
9167091.SQ.FTS.B , 4 .717% , 12/04/26 ... 25,436 23,800
a
9167655.SQ.FTS.B , 4 .717% , 12/04/26 ... 16,746 15,674
a
9168118.SQ.FTS.B , 4 .717% , 12/04/26 ... 7,447 6,972
a
9169854.SQ.FTS.B , 4 .717% , 12/04/26 ... 8,606 8,059
a
9170284.SQ.FTS.B , 4 .717% , 12/04/26 ... 20,789 19,473
a
9170871.SQ.FTS.B , 4 .717% , 12/04/26 ... 65,633 61,437
a
9166787.SQ.FTS.B , 4 .718% , 12/04/26 ... 27,822 26,048
a
9168508.SQ.FTS.B , 4 .718% , 12/04/26 ... 40,376 37,790
a
9168211.SQ.FTS.B , 4 .72% , 12/04/26 .... 13,319 12,473
a
9168435.SQ.FTS.B , 4 .721% , 12/04/26 ... 4,609 4,317
a
9170833.SQ.FTS.B , 4 .729% , 12/04/26 ... 2,580 2,417
a
9170454.SQ.FTS.B , 5 .031% , 12/04/26 ... 2,638 2,459
a
9170470.SQ.FTS.B , 5 .031% , 12/04/26 ... 26,795 24,985
a
9169159.SQ.FTS.B , 5 .333% , 12/04/26 ... 2,338 2,170
a
9166701.SQ.FTS.B , 5 .597% , 12/04/26 ... 5,800 5,363
a
9170125.SQ.FTS.B , 5 .66% , 12/04/26 .... 944 867
a
9169172.SQ.FTS.B , 5 .912% , 12/04/26 ... 40,082 36,907
a
9169979.SQ.FTS.B , 6 .092% , 12/04/26 ... 2,735 2,512
a
9170138.SQ.FTS.B , 6 .101% , 12/04/26 ... 4,228 3,882
a
9169657.SQ.FTS.B , 6 .289% , 12/04/26 ... 27,874 25,535
a
9170031.SQ.FTS.B , 6 .447% , 12/04/26 ... 7,880 7,196
a
9178335.SQ.FTS.B , 4 .715% , 12/05/26 ... 6,991 6,543
a
9173933.SQ.FTS.B , 4 .717% , 12/05/26 ... 16,167 15,133
a
9175225.SQ.FTS.B , 4 .717% , 12/05/26 ... 25,361 23,737
a
9178432.SQ.FTS.B , 4 .718% , 12/05/26 ... 37,229 34,834
Description
Principal
Amount Value
Block, Inc. (continued)
a
9177769.SQ.FTS.B , 4 .72% , 12/05/26 .... $ 12,295 $ 11,507
a
9175708.SQ.FTS.B , 4 .732% , 12/05/26 ... 2,251 2,106
a
9174902.SQ.FTS.B , 5 .031% , 12/05/26 ... 11,511 10,723
a
9175985.SQ.FTS.B , 5 .037% , 12/05/26 ... 4,884 4,552
a
9176370.SQ.FTS.B , 5 .347% , 12/05/26 ... 29,301 27,201
a
9174238.SQ.FTS.B , 5 .597% , 12/05/26 ... 21,192 19,583
a
9175734.SQ.FTS.B , 5 .597% , 12/05/26 ... 21,576 19,921
a
9174799.SQ.FTS.B , 5 .916% , 12/05/26 ... 4,028 3,702
a
9177726.SQ.FTS.B , 6 .1% , 12/05/26 ..... 3,946 3,625
a
9176748.SQ.FTS.B , 6 .101% , 12/05/26 ... 29,192 26,779
a
9176055.SQ.FTS.B , 6 .102% , 12/05/26 ... 10,739 9,856
a
9176281.SQ.FTS.B , 6 .289% , 12/05/26 ... 8,220 7,485
a
9176675.SQ.FTS.B , 6 .296% , 12/05/26 ... 2,020 1,848
a
9177910.SQ.FTS.B , 6 .446% , 12/05/26 ... 31,710 28,998
a
9173849.SQ.FTS.B , 6 .447% , 12/05/26 ... 5,992 5,448
a
9174149.SQ.FTS.B , 6 .447% , 12/05/26 ... 6,364 5,804
a
9177044.SQ.FTS.B , 6 .447% , 12/05/26 ... 46,295 42,177
a
9177659.SQ.FTS.B , 6 .449% , 12/05/26 ... 3,697 3,362
a
9174597.SQ.FTS.B , 6 .453% , 12/05/26 ... 5,149 4,707
a
9177616.SQ.FTS.B , 6 .459% , 12/05/26 ... 2,796 2,555
a
9179564.SQ.FTS.B , 4 .717% , 12/06/26 ... 13,472 12,601
a
9180406.SQ.FTS.B , 4 .717% , 12/06/26 ... 19,696 18,434
a
9180829.SQ.FTS.B , 4 .717% , 12/06/26 ... 78,325 73,272
a
9182393.SQ.FTS.B , 4 .717% , 12/06/26 ... 65,076 60,871
a
9180047.SQ.FTS.B , 4 .719% , 12/06/26 ... 9,271 8,676
a
9180655.SQ.FTS.B , 4 .719% , 12/06/26 ... 13,185 12,335
a
9180247.SQ.FTS.B , 4 .72% , 12/06/26 .... 10,966 10,257
a
9182035.SQ.FTS.B , 4 .721% , 12/06/26 ... 5,586 5,227
a
9182105.SQ.FTS.B , 5 .031% , 12/06/26 ... 9,001 8,385
a
9182209.SQ.FTS.B , 5 .488% , 12/06/26 ... 1,791 1,643
a
9182231.SQ.FTS.B , 5 .59% , 12/06/26 .... 4,249 3,925
a
9178912.SQ.FTS.B , 5 .597% , 12/06/26 ... 9,150 8,459
a
9180198.SQ.FTS.B , 5 .621% , 12/06/26 ... 2,731 2,524
a
9180177.SQ.FTS.B , 5 .63% , 12/06/26 .... 1,177 1,086
a
9179513.SQ.FTS.B , 6 .088% , 12/06/26 ... 2,187 2,007
a
9182307.SQ.FTS.B , 6 .099% , 12/06/26 ... 3,842 3,533
a
9178676.SQ.FTS.B , 6 .102% , 12/06/26 ... 22,638 20,786
a
9179013.SQ.FTS.B , 6 .103% , 12/06/26 ... 8,368 7,612
a
9180604.SQ.FTS.B , 6 .11% , 12/06/26 .... 4,030 3,706
a
9182224.SQ.FTS.B , 6 .44% , 12/06/26 .... 1,315 1,203
a
9180393.SQ.FTS.B , 6 .447% , 12/06/26 ... 447 409
a
9184119.SQ.FTS.B , 4 .707% , 12/07/26 ... 2,822 2,640
a
9183809.SQ.FTS.B , 4 .715% , 12/07/26 ... 6,977 6,528
a
9183610.SQ.FTS.B , 4 .717% , 12/07/26 ... 7,332 6,861
a
9183910.SQ.FTS.B , 4 .72% , 12/07/26 .... 2,487 2,327
a
9183415.SQ.FTS.B , 4 .935% , 12/07/26 ... 10,558 9,770

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9184113.SQ.FTS.B , 4 .952% , 12/07/26 ... $ 1,119 $ 1,035
a
9183875.SQ.FTS.B , 5 .031% , 12/07/26 ... 2,503 2,331
a
9183934.SQ.FTS.B , 5 .031% , 12/07/26 ... 16,307 15,189
a
9183904.SQ.FTS.B , 5 .157% , 12/07/26 ... 1,096 1,020
a
9183161.SQ.FTS.B , 5 .347% , 12/07/26 ... 31,452 29,187
a
9183530.SQ.FTS.B , 5 .601% , 12/07/26 ... 6,066 5,613
a
9183786.SQ.FTS.B , 5 .618% , 12/07/26 ... 1,673 1,547
a
9183562.SQ.FTS.B , 5 .633% , 12/07/26 ... 7,202 6,625
a
9183652.SQ.FTS.B , 5 .954% , 12/07/26 ... 1,514 1,393
a
9183760.SQ.FTS.B , 6 .113% , 12/07/26 ... 2,527 2,318
a
9183661.SQ.FTS.B , 6 .289% , 12/07/26 ... 12,643 11,515
a
9184051.SQ.FTS.B , 6 .289% , 12/07/26 ... 6,244 5,711
a
9183925.SQ.FTS.B , 6 .453% , 12/07/26 ... 1,183 1,076
a
9184261.SQ.FTS.B , 4 .717% , 12/08/26 ... 15,627 14,622
a
9184838.SQ.FTS.B , 4 .719% , 12/08/26 ... 16,681 15,609
a
9184196.SQ.FTS.B , 4 .895% , 12/08/26 ... 831 774
a
9184485.SQ.FTS.B , 5 .031% , 12/08/26 ... 17,374 16,200
a
9184743.SQ.FTS.B , 5 .345% , 12/08/26 ... 6,486 6,018
a
9184150.SQ.FTS.B , 5 .351% , 12/08/26 ... 4,396 4,072
a
9184624.SQ.FTS.B , 5 .6% , 12/08/26 ..... 12,495 11,510
a
9184205.SQ.FTS.B , 5 .908% , 12/08/26 ... 6,419 5,907
a
9184788.SQ.FTS.B , 6 .085% , 12/08/26 ... 1,715 1,565
a
9184136.SQ.FTS.B , 6 .457% , 12/08/26 ... 1,670 1,525
a
9184808.SQ.FTS.B , 6 .46% , 12/08/26 .... 2,030 1,834
a
9184416.SQ.FTS.B , 6 .509% , 12/08/26 ... 7,995 7,217
a
9185576.SQ.FTS.B , 4 .715% , 12/09/26 ... 8,204 7,675
a
9187167.SQ.FTS.B , 4 .716% , 12/09/26 ... 14,272 13,363
a
9187365.SQ.FTS.B , 4 .719% , 12/09/26 ... 14,766 13,814
a
9188954.SQ.FTS.B , 4 .719% , 12/09/26 ... 9,822 9,195
a
9188210.SQ.FTS.B , 4 .72% , 12/09/26 .... 2,493 2,332
a
9189031.SQ.FTS.B , 4 .78% , 12/09/26 .... 555 519
a
9186187.SQ.FTS.B , 4 .874% , 12/09/26 ... 440 410
a
9188927.SQ.FTS.B , 4 .928% , 12/09/26 ... 1,414 1,305
a
9188069.SQ.FTS.B , 4 .938% , 12/09/26 ... 6,274 5,298
a
9186197.SQ.FTS.B , 5 .031% , 12/09/26 ... 5,326 4,961
a
9188254.SQ.FTS.B , 5 .031% , 12/09/26 ... 17,981 16,748
a
9186342.SQ.FTS.B , 5 .036% , 12/09/26 ... 6,279 5,852
a
9189551.SQ.FTS.B , 5 .35% , 12/09/26 .... 2,205 2,043
a
9187817.SQ.FTS.B , 5 .355% , 12/09/26 ... 3,606 3,341
a
9189038.SQ.FTS.B , 5 .592% , 12/09/26 ... 3,403 3,144
a
9186531.SQ.FTS.B , 5 .595% , 12/09/26 ... 7,114 6,584
a
9187883.SQ.FTS.B , 5 .596% , 12/09/26 ... 14,619 13,508
a
9188830.SQ.FTS.B , 5 .597% , 12/09/26 ... 6,074 5,603
a
9189584.SQ.FTS.B , 5 .598% , 12/09/26 ... 14,433 13,344
a
9189351.SQ.FTS.B , 5 .599% , 12/09/26 ... 4,603 4,258
a
9186637.SQ.FTS.B , 5 .632% , 12/09/26 ... 2,317 2,132
Description
Principal
Amount Value
Block, Inc. (continued)
a
9187149.SQ.FTS.B , 5 .913% , 12/09/26 ... $ 1,608 $ 1,472
a
9185643.SQ.FTS.B , 6 .099% , 12/09/26 ... 12,531 11,503
a
9188468.SQ.FTS.B , 6 .101% , 12/09/26 ... 25,402 23,273
a
9186471.SQ.FTS.B , 6 .107% , 12/09/26 ... 3,032 2,775
a
9188436.SQ.FTS.B , 6 .11% , 12/09/26 .... 1,459 1,340
a
9187508.SQ.FTS.B , 6 .289% , 12/09/26 ... 27,189 24,799
a
9187129.SQ.FTS.B , 6 .299% , 12/09/26 ... 1,474 1,348
a
9189563.SQ.FTS.B , 6 .434% , 12/09/26 ... 1,402 1,280
a
9186054.SQ.FTS.B , 6 .444% , 12/09/26 ... 3,385 3,092
a
9186680.SQ.FTS.B , 6 .447% , 12/09/26 ... 37,645 34,360
a
9189068.SQ.FTS.B , 6 .447% , 12/09/26 ... 6,395 5,831
a
9189410.SQ.FTS.B , 6 .447% , 12/09/26 ... 9,976 9,110
a
9189785.SQ.FTS.B , 6 .447% , 12/09/26 ... 21,809 19,818
a
9189146.SQ.FTS.B , 6 .448% , 12/09/26 ... 21,492 19,575
a
9188228.SQ.FTS.B , 6 .452% , 12/09/26 ... 2,933 2,675
a
9188789.SQ.FTS.B , 6 .453% , 12/09/26 ... 3,467 3,149
a
9194794.SQ.FTS.B , 4 .712% , 12/10/26 ... 4,250 3,976
a
9190887.SQ.FTS.B , 4 .715% , 12/10/26 ... 7,221 6,756
a
9193546.SQ.FTS.B , 4 .717% , 12/10/26 ... 11,729 10,972
a
9193625.SQ.FTS.B , 4 .718% , 12/10/26 ... 49,930 46,716
a
9193959.SQ.FTS.B , 4 .718% , 12/10/26 ... 62,623 58,594
a
9190754.SQ.FTS.B , 4 .721% , 12/10/26 ... 5,618 5,257
a
9193398.SQ.FTS.B , 4 .723% , 12/10/26 ... 5,953 5,569
a
9191923.SQ.FTS.B , 5 .031% , 12/10/26 ... 53,695 50,015
a
9193526.SQ.FTS.B , 5 .031% , 12/10/26 ... 2,686 2,502
a
9190661.SQ.FTS.B , 5 .038% , 12/10/26 ... 3,991 3,711
a
9190704.SQ.FTS.B , 5 .596% , 12/10/26 ... 9,886 9,133
a
9192746.SQ.FTS.B , 5 .597% , 12/10/26 ... 47,137 43,559
a
9191112.SQ.FTS.B , 5 .639% , 12/10/26 ... 1,518 1,395
a
9190788.SQ.FTS.B , 6 .11% , 12/10/26 .... 1,256 1,151
a
9190286.SQ.FTS.B , 6 .289% , 12/10/26 ... 638 569
a
9190831.SQ.FTS.B , 6 .442% , 12/10/26 ... 6,379 5,833
a
9192699.SQ.FTS.B , 6 .442% , 12/10/26 ... 3,596 3,279
a
9191165.SQ.FTS.B , 6 .447% , 12/10/26 ... 25,258 23,035
a
9194871.SQ.FTS.B , 6 .448% , 12/10/26 ... 22,070 20,179
a
9191893.SQ.FTS.B , 6 .45% , 12/10/26 .... 2,002 1,817
a
9193943.SQ.FTS.B , 6 .458% , 12/10/26 ... 2,297 2,098
a
9193486.SQ.FTS.B , 6 .671% , 12/10/26 ... 4,292 3,904
a
9196467.SQ.FTS.B , 4 .717% , 12/11/26 ... 102,234 95,689
a
9199431.SQ.FTS.B , 4 .717% , 12/11/26 ... 42,855 40,106
a
9198770.SQ.FTS.B , 4 .718% , 12/11/26 ... 59,081 55,267
a
9199860.SQ.FTS.B , 4 .718% , 12/11/26 ... 3,898 3,647
a
9195216.SQ.FTS.B , 4 .719% , 12/11/26 ... 4,024 3,764
a
9198689.SQ.FTS.B , 4 .721% , 12/11/26 ... 9,161 8,570
a
9195826.SQ.FTS.B , 5 .031% , 12/11/26 ... 24,624 22,959
a
9199900.SQ.FTS.B , 5 .031% , 12/11/26 ... 26,631 24,796

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9200198.SQ.FTS.B , 5 .031% , 12/11/26 ... $ 10,945 $ 10,199
a
9195783.SQ.FTS.B , 5 .04% , 12/11/26 .... 3,279 3,057
a
9195350.SQ.FTS.B , 5 .345% , 12/11/26 ... 12,688 11,769
a
9200187.SQ.FTS.B , 5 .626% , 12/11/26 ... 974 897
a
9194966.SQ.FTS.B , 5 .913% , 12/11/26 ... 8,459 7,781
a
9199374.SQ.FTS.B , 5 .919% , 12/11/26 ... 4,591 4,230
a
9200158.SQ.FTS.B , 6 .08% , 12/11/26 .... 1,356 1,246
a
9199363.SQ.FTS.B , 6 .11% , 12/11/26 .... 1,249 1,147
a
9195731.SQ.FTS.B , 6 .296% , 12/11/26 ... 2,048 1,874
a
9198668.SQ.FTS.B , 6 .363% , 12/11/26 ... 2,002 1,829
a
9195164.SQ.FTS.B , 6 .447% , 12/11/26 ... 1,650 1,503
a
9204736.SQ.FTS.B , 4 .713% , 12/12/26 ... 4,129 3,862
a
9204766.SQ.FTS.B , 4 .715% , 12/12/26 ... 6,395 5,980
a
9205145.SQ.FTS.B , 4 .717% , 12/12/26 ... 38,142 35,675
a
9206976.SQ.FTS.B , 4 .717% , 12/12/26 ... 45,693 42,746
a
9207267.SQ.FTS.B , 4 .717% , 12/12/26 ... 4,370 4,088
a
9207290.SQ.FTS.B , 4 .717% , 12/12/26 ... 9,730 9,099
a
9207461.SQ.FTS.B , 4 .717% , 12/12/26 ... 3,306 3,093
a
9207488.SQ.FTS.B , 4 .721% , 12/12/26 ... 8,294 7,759
a
9204266.SQ.FTS.B , 4 .741% , 12/12/26 ... 1,447 1,353
a
9204308.SQ.FTS.B , 4 .78% , 12/12/26 .... 551 515
a
9204961.SQ.FTS.B , 5 .031% , 12/12/26 ... 9,086 8,467
a
9205791.SQ.FTS.B , 5 .031% , 12/12/26 ... 17,172 15,992
a
9206195.SQ.FTS.B , 5 .031% , 12/12/26 ... 29,126 27,136
a
9205054.SQ.FTS.B , 5 .343% , 12/12/26 ... 2,418 2,243
a
9204558.SQ.FTS.B , 5 .59% , 12/12/26 .... 4,507 4,166
a
9204606.SQ.FTS.B , 5 .595% , 12/12/26 ... 6,699 6,185
a
9205458.SQ.FTS.B , 5 .597% , 12/12/26 ... 21,876 20,208
a
9207766.SQ.FTS.B , 5 .597% , 12/12/26 ... 19,031 17,569
a
9204292.SQ.FTS.B , 5 .604% , 12/12/26 ... 1,717 1,583
a
9205082.SQ.FTS.B , 5 .621% , 12/12/26 ... 2,303 2,104
a
9203021.SQ.FTS.B , 5 .623% , 12/12/26 ... 967 893
a
9203745.SQ.FTS.B , 5 .628% , 12/12/26 ... 2,146 1,977
a
9207230.SQ.FTS.B , 5 .724% , 12/12/26 ... 4,207 3,875
a
9203776.SQ.FTS.B , 5 .915% , 12/12/26 ... 9,661 8,868
a
9206088.SQ.FTS.B , 6 .1% , 12/12/26 ..... 8,455 7,735
a
9204844.SQ.FTS.B , 6 .101% , 12/12/26 ... 9,805 9,002
a
9203378.SQ.FTS.B , 6 .103% , 12/12/26 ... 16,980 15,574
a
9204347.SQ.FTS.B , 6 .445% , 12/12/26 ... 11,487 10,482
a
9206164.SQ.FTS.B , 6 .445% , 12/12/26 ... 4,759 4,344
a
9203063.SQ.FTS.B , 6 .447% , 12/12/26 ... 21,543 19,630
a
9207579.SQ.FTS.B , 6 .448% , 12/12/26 ... 20,335 18,533
a
9207481.SQ.FTS.B , 6 .478% , 12/12/26 ... 1,092 995
a
9209637.SQ.FTS.B , 4 .715% , 12/13/26 ... 10,261 9,593
a
9210915.SQ.FTS.B , 4 .715% , 12/13/26 ... 7,030 6,576
a
9210630.SQ.FTS.B , 4 .717% , 12/13/26 ... 7,502 7,016
Description
Principal
Amount Value
Block, Inc. (continued)
a
9211048.SQ.FTS.B , 4 .717% , 12/13/26 ... $ 2,127 $ 1,988
a
9211331.SQ.FTS.B , 4 .717% , 12/13/26 ... 29,055 27,181
a
9212050.SQ.FTS.B , 4 .717% , 12/13/26 ... 8,476 7,926
a
9210573.SQ.FTS.B , 5 .024% , 12/13/26 ... 1,896 1,766
a
9212501.SQ.FTS.B , 5 .031% , 12/13/26 ... 97,786 91,008
a
9210274.SQ.FTS.B , 5 .035% , 12/13/26 ... 4,036 3,754
a
9211765.SQ.FTS.B , 5 .343% , 12/13/26 ... 6,189 5,737
a
9209047.SQ.FTS.B , 5 .346% , 12/13/26 ... 21,231 19,677
a
9209626.SQ.FTS.B , 5 .346% , 12/13/26 ... 1,064 986
a
9209873.SQ.FTS.B , 5 .346% , 12/13/26 ... 10,968 10,168
a
9210378.SQ.FTS.B , 5 .346% , 12/13/26 ... 12,366 11,474
a
9211071.SQ.FTS.B , 5 .346% , 12/13/26 ... 24,021 22,267
a
9211825.SQ.FTS.B , 5 .346% , 12/13/26 ... 22,776 21,127
a
9212166.SQ.FTS.B , 5 .346% , 12/13/26 ... 13,934 12,920
a
9212375.SQ.FTS.B , 5 .346% , 12/13/26 ... 13,357 12,382
a
9208893.SQ.FTS.B , 5 .353% , 12/13/26 ... 4,749 4,403
a
9210004.SQ.FTS.B , 5 .355% , 12/13/26 ... 3,816 3,536
a
9207945.SQ.FTS.B , 5 .597% , 12/13/26 ... 25,215 23,263
a
9209516.SQ.FTS.B , 5 .597% , 12/13/26 ... 9,520 8,799
a
9210339.SQ.FTS.B , 5 .915% , 12/13/26 ... 1,580 1,451
a
9208701.SQ.FTS.B , 6 .099% , 12/13/26 ... 11,543 10,583
a
9211608.SQ.FTS.B , 6 .101% , 12/13/26 ... 15,331 14,059
a
9209498.SQ.FTS.B , 6 .102% , 12/13/26 ... 1,333 1,222
a
9209006.SQ.FTS.B , 6 .11% , 12/13/26 .... 1,572 1,442
a
9210711.SQ.FTS.B , 6 .289% , 12/13/26 ... 14,412 13,170
a
9210888.SQ.FTS.B , 6 .302% , 12/13/26 ... 1,195 1,095
a
9210048.SQ.FTS.B , 6 .448% , 12/13/26 ... 17,932 16,363
a
9209763.SQ.FTS.B , 6 .451% , 12/13/26 ... 8,603 7,866
a
9209608.SQ.FTS.B , 6 .453% , 12/13/26 ... 1,450 1,322
a
9208409.SQ.FTS.B , 6 .665% , 12/13/26 ... 19,425 17,683
a
9213002.SQ.FTS.B , 4 .715% , 12/14/26 ... 10,002 9,352
a
9212786.SQ.FTS.B , 4 .717% , 12/14/26 ... 15,178 14,190
a
9213374.SQ.FTS.B , 4 .945% , 12/14/26 ... 2,031 1,886
a
9213155.SQ.FTS.B , 5 .346% , 12/14/26 ... 20,390 18,899
a
9213392.SQ.FTS.B , 5 .346% , 12/14/26 ... 16,289 15,094
a
9213101.SQ.FTS.B , 5 .475% , 12/14/26 ... 3,665 3,390
a
9212673.SQ.FTS.B , 5 .911% , 12/14/26 ... 19,022 17,468
a
9213136.SQ.FTS.B , 6 .11% , 12/14/26 .... 2,044 1,875
a
9212922.SQ.FTS.B , 6 .114% , 12/14/26 ... 2,474 2,267
a
9213350.SQ.FTS.B , 6 .289% , 12/14/26 ... 2,562 2,336
a
9212886.SQ.FTS.B , 6 .444% , 12/14/26 ... 3,145 2,858
a
9212943.SQ.FTS.B , 6 .451% , 12/14/26 ... 6,059 5,530
a
9213633.SQ.FTS.B , 4 .712% , 12/15/26 ... 5,385 5,037
a
9214010.SQ.FTS.B , 4 .716% , 12/15/26 ... 12,312 11,514
a
9214259.SQ.FTS.B , 4 .719% , 12/15/26 ... 10,681 9,979
a
9213907.SQ.FTS.B , 4 .97% , 12/15/26 .... 861 798

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9214159.SQ.FTS.B , 5 .027% , 12/15/26 ... $ 6,588 $ 6,136
a
9213965.SQ.FTS.B , 5 .465% , 12/15/26 ... 3,560 3,295
a
9214350.SQ.FTS.B , 6 .102% , 12/15/26 ... 9,026 8,270
a
9213773.SQ.FTS.B , 6 .104% , 12/15/26 ... 9,669 8,876
a
9213915.SQ.FTS.B , 6 .108% , 12/15/26 ... 4,715 4,323
a
9213556.SQ.FTS.B , 6 .289% , 12/15/26 ... 9,669 8,819
a
9213899.SQ.FTS.B , 6 .434% , 12/15/26 ... 1,424 1,298
a
9213874.SQ.FTS.B , 6 .441% , 12/15/26 ... 1,732 1,584
a
9214205.SQ.FTS.B , 6 .442% , 12/15/26 ... 5,870 5,354
a
9213686.SQ.FTS.B , 6 .445% , 12/15/26 ... 9,322 8,499
a
9214240.SQ.FTS.B , 6 .447% , 12/15/26 ... 2,137 1,951
a
9214101.SQ.FTS.B , 6 .672% , 12/15/26 ... 4,416 4,013
a
9216772.SQ.FTS.B , 4 .712% , 12/16/26 ... 5,359 5,012
a
9218163.SQ.FTS.B , 4 .715% , 12/16/26 ... 10,087 9,433
a
9219202.SQ.FTS.B , 4 .715% , 12/16/26 ... 6,168 5,766
a
9219071.SQ.FTS.B , 4 .717% , 12/16/26 ... 9,985 9,339
a
9219291.SQ.FTS.B , 4 .717% , 12/16/26 ... 111,511 104,298
a
9218380.SQ.FTS.B , 4 .718% , 12/16/26 ... 6,474 6,053
a
9215466.SQ.FTS.B , 4 .719% , 12/16/26 ... 16,588 15,504
a
9218462.SQ.FTS.B , 4 .722% , 12/16/26 ... 7,059 6,599
a
9218556.SQ.FTS.B , 4 .942% , 12/16/26 ... 4,331 4,010
a
9218284.SQ.FTS.B , 4 .958% , 12/16/26 ... 985 907
a
9219043.SQ.FTS.B , 5 .017% , 12/16/26 ... 1,849 1,720
a
9218020.SQ.FTS.B , 5 .031% , 12/16/26 ... 13,449 12,526
a
9217978.SQ.FTS.B , 5 .339% , 12/16/26 ... 2,985 2,766
a
9218771.SQ.FTS.B , 5 .346% , 12/16/26 ... 12,595 11,685
a
9215791.SQ.FTS.B , 5 .592% , 12/16/26 ... 5,555 5,131
a
9216439.SQ.FTS.B , 5 .599% , 12/16/26 ... 30,675 28,311
a
9218909.SQ.FTS.B , 5 .6% , 12/16/26 ..... 13,491 12,453
a
9219279.SQ.FTS.B , 6 .096% , 12/16/26 ... 1,384 1,268
a
9216856.SQ.FTS.B , 6 .101% , 12/16/26 ... 72,410 66,378
a
9218586.SQ.FTS.B , 6 .102% , 12/16/26 ... 13,696 12,558
a
9217910.SQ.FTS.B , 6 .289% , 12/16/26 ... 5,394 4,926
a
9215439.SQ.FTS.B , 6 .438% , 12/16/26 ... 2,247 2,054
a
9218536.SQ.FTS.B , 6 .441% , 12/16/26 ... 1,211 1,095
a
9218279.SQ.FTS.B , 6 .452% , 12/16/26 ... 1,748 1,595
a
9218299.SQ.FTS.B , 6 .454% , 12/16/26 ... 4,698 4,283
a
9215965.SQ.FTS.B , 6 .509% , 12/16/26 ... 25,147 22,945
a
9224148.SQ.FTS.B , 4 .716% , 12/17/26 ... 13,445 12,570
a
9222464.SQ.FTS.B , 4 .717% , 12/17/26 ... 10,130 9,470
a
9223909.SQ.FTS.B , 4 .717% , 12/17/26 ... 16,893 15,798
a
9225370.SQ.FTS.B , 4 .717% , 12/17/26 ... 25,097 23,465
a
9226308.SQ.FTS.B , 4 .717% , 12/17/26 ... 11,751 10,980
a
9226472.SQ.FTS.B , 4 .717% , 12/17/26 ... 66,660 62,304
a
9224987.SQ.FTS.B , 5 .028% , 12/17/26 ... 4,371 4,070
a
9227390.SQ.FTS.B , 5 .346% , 12/17/26 ... 33,722 31,262
Description
Principal
Amount Value
Block, Inc. (continued)
a
9224421.SQ.FTS.B , 5 .596% , 12/17/26 ... $ 15,989 $ 14,756
a
9227183.SQ.FTS.B , 5 .723% , 12/17/26 ... 18,293 16,873
a
9222658.SQ.FTS.B , 5 .725% , 12/17/26 ... 23,788 21,925
a
9223506.SQ.FTS.B , 5 .913% , 12/17/26 ... 22,403 20,575
a
9222637.SQ.FTS.B , 6 .08% , 12/17/26 .... 1,154 1,053
a
9225707.SQ.FTS.B , 6 .268% , 12/17/26 ... 1,066 961
a
9222417.SQ.FTS.B , 6 .436% , 12/17/26 ... 1,649 1,506
a
9225725.SQ.FTS.B , 6 .446% , 12/17/26 ... 57,799 52,692
a
9223307.SQ.FTS.B , 6 .447% , 12/17/26 ... 4,383 3,992
a
9224600.SQ.FTS.B , 6 .45% , 12/17/26 .... 9,640 8,797
a
9222649.SQ.FTS.B , 6 .455% , 12/17/26 ... 2,056 1,877
a
9231498.SQ.FTS.B , 4 .717% , 12/18/26 ... 57,389 53,645
a
9231199.SQ.FTS.B , 4 .719% , 12/18/26 ... 11,297 10,560
a
9230501.SQ.FTS.B , 4 .723% , 12/18/26 ... 5,384 5,030
a
9234203.SQ.FTS.B , 4 .723% , 12/18/26 ... 6,092 5,693
a
9235373.SQ.FTS.B , 4 .725% , 12/18/26 ... 4,103 3,834
a
9234284.SQ.FTS.B , 4 .727% , 12/18/26 ... 3,726 3,483
a
9234342.SQ.FTS.B , 4 .957% , 12/18/26 ... 937 871
a
9230943.SQ.FTS.B , 5 .031% , 12/18/26 ... 4,490 4,178
a
9231112.SQ.FTS.B , 5 .031% , 12/18/26 ... 2,715 2,525
a
9232782.SQ.FTS.B , 5 .031% , 12/18/26 ... 5,578 5,191
a
9234878.SQ.FTS.B , 5 .031% , 12/18/26 ... 15,516 14,438
a
9235475.SQ.FTS.B , 5 .031% , 12/18/26 ... 98,884 92,010
a
9235074.SQ.FTS.B , 5 .035% , 12/18/26 ... 3,671 3,417
a
9233935.SQ.FTS.B , 5 .346% , 12/18/26 ... 28,604 26,513
a
9234584.SQ.FTS.B , 5 .346% , 12/18/26 ... 31,677 29,354
a
9232854.SQ.FTS.B , 5 .472% , 12/18/26 ... 26,916 24,872
a
9231043.SQ.FTS.B , 5 .607% , 12/18/26 ... 2,598 2,398
a
9235234.SQ.FTS.B , 5 .641% , 12/18/26 ... 1,889 1,743
a
9233301.SQ.FTS.B , 5 .911% , 12/18/26 ... 33,608 30,886
a
9234570.SQ.FTS.B , 6 .096% , 12/18/26 ... 1,127 1,023
a
9234344.SQ.FTS.B , 6 .1% , 12/18/26 ..... 20,812 19,074
a
9230685.SQ.FTS.B , 6 .101% , 12/18/26 ... 2,267 2,078
a
9235414.SQ.FTS.B , 6 .441% , 12/18/26 ... 3,051 2,776
a
9235246.SQ.FTS.B , 6 .444% , 12/18/26 ... 6,449 5,877
a
9233883.SQ.FTS.B , 6 .447% , 12/18/26 ... 3,999 3,652
a
9235361.SQ.FTS.B , 6 .447% , 12/18/26 ... 1,262 1,151
a
9230722.SQ.FTS.B , 6 .449% , 12/18/26 ... 12,578 11,479
a
9234304.SQ.FTS.B , 6 .454% , 12/18/26 ... 4,725 4,312
a
9235155.SQ.FTS.B , 6 .506% , 12/18/26 ... 6,448 5,869
a
9235715.SQ.FTS.B , 4 .717% , 12/19/26 ... 2,876 2,687
a
9236008.SQ.FTS.B , 4 .717% , 12/19/26 ... 1,354 1,266
a
9236567.SQ.FTS.B , 4 .717% , 12/19/26 ... 4,501 4,206
a
9236869.SQ.FTS.B , 4 .717% , 12/19/26 ... 27,871 26,045
a
9236018.SQ.FTS.B , 4 .718% , 12/19/26 ... 49,717 46,461
a
9235879.SQ.FTS.B , 4 .719% , 12/19/26 ... 11,120 10,390

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9235964.SQ.FTS.B , 4 .725% , 12/19/26 ... $ 2,698 $ 2,521
a
9236561.SQ.FTS.B , 5 .031% , 12/19/26 ... 263 243
a
9236589.SQ.FTS.B , 5 .031% , 12/19/26 ... 10,569 9,833
a
9236652.SQ.FTS.B , 5 .031% , 12/19/26 ... 5,655 5,262
a
9236750.SQ.FTS.B , 5 .031% , 12/19/26 ... 20,100 18,700
a
9236281.SQ.FTS.B , 5 .348% , 12/19/26 ... 20,155 18,663
a
9236387.SQ.FTS.B , 5 .593% , 12/19/26 ... 4,693 4,331
a
9236692.SQ.FTS.B , 5 .594% , 12/19/26 ... 6,776 6,250
a
9235738.SQ.FTS.B , 5 .598% , 12/19/26 ... 14,751 13,616
a
9235666.SQ.FTS.B , 5 .726% , 12/19/26 ... 4,378 4,035
a
9236419.SQ.FTS.B , 6 .101% , 12/19/26 ... 11,400 10,441
a
9235840.SQ.FTS.B , 6 .103% , 12/19/26 ... 2,962 2,717
a
9235986.SQ.FTS.B , 6 .289% , 12/19/26 ... 2,810 2,569
a
9235869.SQ.FTS.B , 6 .436% , 12/19/26 ... 1,729 1,575
a
9236686.SQ.FTS.B , 6 .447% , 12/19/26 ... 895 815
a
9236517.SQ.FTS.B , 6 .45% , 12/19/26 .... 11,568 10,525
a
9236501.SQ.FTS.B , 6 .455% , 12/19/26 ... 4,305 3,925
a
9239713.SQ.FTS.B , 4 .716% , 12/20/26 ... 4,547 4,249
a
9238798.SQ.FTS.B , 4 .717% , 12/20/26 ... 4,490 4,197
a
9239008.SQ.FTS.B , 4 .717% , 12/20/26 ... 4,382 4,094
a
9241854.SQ.FTS.B , 4 .717% , 12/20/26 ... 28,045 26,210
a
9238885.SQ.FTS.B , 4 .718% , 12/20/26 ... 6,322 5,909
a
9239082.SQ.FTS.B , 4 .719% , 12/20/26 ... 10,493 9,805
a
9240373.SQ.FTS.B , 4 .721% , 12/20/26 ... 9,683 9,048
a
9239061.SQ.FTS.B , 4 .895% , 12/20/26 ... 842 785
a
9241302.SQ.FTS.B , 4 .936% , 12/20/26 ... 19,803 18,420
a
9240102.SQ.FTS.B , 4 .948% , 12/20/26 ... 1,585 1,469
a
9238922.SQ.FTS.B , 5 .031% , 12/20/26 ... 8,030 7,472
a
9239257.SQ.FTS.B , 5 .031% , 12/20/26 ... 10,113 9,411
a
9240446.SQ.FTS.B , 5 .031% , 12/20/26 ... 23,831 22,174
a
9241135.SQ.FTS.B , 5 .031% , 12/20/26 ... 15,315 14,248
a
9241430.SQ.FTS.B , 5 .031% , 12/20/26 ... 16,657 15,495
a
9241729.SQ.FTS.B , 5 .031% , 12/20/26 ... 2,017 1,877
a
9240141.SQ.FTS.B , 5 .348% , 12/20/26 ... 13,925 12,897
a
9241767.SQ.FTS.B , 5 .351% , 12/20/26 ... 7,574 7,017
a
9239485.SQ.FTS.B , 5 .599% , 12/20/26 ... 4,449 4,103
a
9237831.SQ.FTS.B , 5 .6% , 12/20/26 ..... 8,751 8,078
a
9238073.SQ.FTS.B , 5 .9% , 12/20/26 ..... 2,641 2,427
a
9240702.SQ.FTS.B , 5 .912% , 12/20/26 ... 36,632 33,681
a
9238145.SQ.FTS.B , 5 .924% , 12/20/26 ... 1,745 1,603
a
9238758.SQ.FTS.B , 6 .11% , 12/20/26 .... 2,430 2,226
a
9238216.SQ.FTS.B , 6 .275% , 12/20/26 ... 938 855
a
9241643.SQ.FTS.B , 6 .307% , 12/20/26 ... 815 744
a
9241668.SQ.FTS.B , 6 .434% , 12/20/26 ... 1,507 1,376
a
9241678.SQ.FTS.B , 6 .437% , 12/20/26 ... 2,775 2,529
a
9241283.SQ.FTS.B , 6 .443% , 12/20/26 ... 2,468 2,249
Description
Principal
Amount Value
Block, Inc. (continued)
a
9238272.SQ.FTS.B , 6 .447% , 12/20/26 ... $ 22,308 $ 20,367
a
9239810.SQ.FTS.B , 6 .448% , 12/20/26 ... 17,089 15,603
a
9240259.SQ.FTS.B , 6 .448% , 12/20/26 ... 9,574 8,715
a
9241126.SQ.FTS.B , 6 .45% , 12/20/26 .... 2,903 2,649
a
9239598.SQ.FTS.B , 6 .453% , 12/20/26 ... 5,642 5,145
a
9241076.SQ.FTS.B , 6 .453% , 12/20/26 ... 2,987 2,724
a
9241053.SQ.FTS.B , 6 .457% , 12/20/26 ... 1,706 1,556
a
9243155.SQ.FTS.B , 4 .717% , 12/21/26 ... 22,456 20,984
a
9243330.SQ.FTS.B , 4 .717% , 12/21/26 ... 14,649 13,690
a
9242922.SQ.FTS.B , 5 .026% , 12/21/26 ... 2,868 2,669
a
9243442.SQ.FTS.B , 5 .348% , 12/21/26 ... 7,238 6,706
a
9242880.SQ.FTS.B , 5 .603% , 12/21/26 ... 5,501 5,074
a
9243573.SQ.FTS.B , 6 .08% , 12/21/26 .... 1,388 1,273
a
9243532.SQ.FTS.B , 6 .102% , 12/21/26 ... 6,651 6,094
a
9242949.SQ.FTS.B , 6 .289% , 12/21/26 ... 27,096 24,738
a
9243622.SQ.FTS.B , 6 .441% , 12/21/26 ... 5,103 4,658
a
9243587.SQ.FTS.B , 6 .445% , 12/21/26 ... 5,116 4,650
a
9242847.SQ.FTS.B , 6 .447% , 12/21/26 ... 3,069 2,801
a
9243499.SQ.FTS.B , 6 .447% , 12/21/26 ... 5,251 4,782
a
9244317.SQ.FTS.B , 4 .717% , 12/22/26 ... 7,793 7,282
a
9244088.SQ.FTS.B , 4 .722% , 12/22/26 ... 6,034 5,638
a
9243792.SQ.FTS.B , 5 .031% , 12/22/26 ... 3,098 2,882
a
9243928.SQ.FTS.B , 5 .031% , 12/22/26 ... 3,247 3,021
a
9244119.SQ.FTS.B , 5 .162% , 12/22/26 ... 6,529 6,063
a
9243956.SQ.FTS.B , 5 .348% , 12/22/26 ... 19,694 18,246
a
9243690.SQ.FTS.B , 5 .595% , 12/22/26 ... 5,449 5,029
a
9243818.SQ.FTS.B , 5 .599% , 12/22/26 ... 5,929 5,475
a
9243906.SQ.FTS.B , 6 .094% , 12/22/26 ... 3,355 3,077
a
9243739.SQ.FTS.B , 6 .1% , 12/22/26 ..... 2,229 2,044
a
9243725.SQ.FTS.B , 6 .265% , 12/22/26 ... 1,206 1,103
a
9243854.SQ.FTS.B , 6 .285% , 12/22/26 ... 6,252 5,719
a
9244302.SQ.FTS.B , 6 .431% , 12/22/26 ... 1,748 1,595
a
9244168.SQ.FTS.B , 6 .445% , 12/22/26 ... 7,262 6,617
a
9243669.SQ.FTS.B , 6 .447% , 12/22/26 ... 1,915 1,746
a
9244364.SQ.FTS.B , 6 .447% , 12/22/26 ... 41,730 38,028
a
9244215.SQ.FTS.B , 6 .448% , 12/22/26 ... 12,422 11,319
a
9243760.SQ.FTS.B , 6 .453% , 12/22/26 ... 4,379 3,993
a
9246270.SQ.FTS.B , 4 .717% , 12/23/26 ... 17,352 16,216
a
9248019.SQ.FTS.B , 4 .717% , 12/23/26 ... 5,605 5,237
a
9249476.SQ.FTS.B , 4 .717% , 12/23/26 ... 28,469 26,602
a
9246423.SQ.FTS.B , 4 .719% , 12/23/26 ... 9,160 8,558
a
9249287.SQ.FTS.B , 4 .72% , 12/23/26 .... 12,841 11,997
a
9245392.SQ.FTS.B , 5 .031% , 12/23/26 ... 8,557 7,962
a
9245700.SQ.FTS.B , 5 .031% , 12/23/26 ... 1,075 999
a
9245767.SQ.FTS.B , 5 .031% , 12/23/26 ... 19,981 18,586
a
9246582.SQ.FTS.B , 5 .031% , 12/23/26 ... 44,704 41,511

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
9247306.SQ.FTS.B , 5 .338% , 12/23/26 ... $ 3,217 $ 2,975
a
9248661.SQ.FTS.B , 5 .346% , 12/23/26 ... 25,935 24,024
a
9247841.SQ.FTS.B , 5 .596% , 12/23/26 ... 13,084 12,070
a
9247508.SQ.FTS.B , 5 .63% , 12/23/26 .... 22,789 20,981
a
9247438.SQ.FTS.B , 5 .66% , 12/23/26 .... 897 827
a
9247347.SQ.FTS.B , 6 .101% , 12/23/26 ... 8,099 7,428
a
9245353.SQ.FTS.B , 6 .281% , 12/23/26 ... 1,763 1,613
a
9249112.SQ.FTS.B , 6 .289% , 12/23/26 ... 12,652 11,537
a
9249028.SQ.FTS.B , 6 .438% , 12/23/26 ... 2,973 2,711
a
9249410.SQ.FTS.B , 6 .443% , 12/23/26 ... 4,842 4,408
a
9247458.SQ.FTS.B , 6 .447% , 12/23/26 ... 2,782 2,539
a
9248114.SQ.FTS.B , 6 .447% , 12/23/26 ... 31,884 29,070
a
9248581.SQ.FTS.B , 6 .447% , 12/23/26 ... 3,053 2,783
a
9249258.SQ.FTS.B , 6 .453% , 12/23/26 ... 2,766 2,520
a
9249089.SQ.FTS.B , 6 .454% , 12/23/26 ... 1,128 1,028
a
9249448.SQ.FTS.B , 6 .46% , 12/23/26 .... 1,988 1,812
a
9250466.SQ.FTS.B , 4 .71% , 12/24/26 .... 2,913 2,722
a
9251428.SQ.FTS.B , 4 .717% , 12/24/26 ... 14,793 13,821
a
9251824.SQ.FTS.B , 4 .717% , 12/24/26 ... 11,901 11,119
a
9254106.SQ.FTS.B , 4 .717% , 12/24/26 ... 3,816 3,565
a
9254201.SQ.FTS.B , 4 .718% , 12/24/26 ... 42,493 39,708
a
9254627.SQ.FTS.B , 4 .72% , 12/24/26 .... 11,642 10,878
a
9251330.SQ.FTS.B , 4 .92% , 12/24/26 .... 742 689
a
9251589.SQ.FTS.B , 5 .02% , 12/24/26 .... 2,477 2,305
a
9251708.SQ.FTS.B , 5 .029% , 12/24/26 ... 6,874 6,396
a
9250535.SQ.FTS.B , 5 .031% , 12/24/26 ... 21,082 19,601
a
9252046.SQ.FTS.B , 5 .031% , 12/24/26 ... 28,741 26,738
a
9252486.SQ.FTS.B , 5 .031% , 12/24/26 ... 25,226 23,453
a
9252744.SQ.FTS.B , 5 .347% , 12/24/26 ... 48,585 44,999
a
9253242.SQ.FTS.B , 5 .348% , 12/24/26 ... 20,038 18,563
a
9253489.SQ.FTS.B , 5 .597% , 12/24/26 ... 57,590 53,144
a
9253430.SQ.FTS.B , 5 .605% , 12/24/26 ... 3,907 3,607
a
9251624.SQ.FTS.B , 5 .917% , 12/24/26 ... 5,465 5,019
a
9254146.SQ.FTS.B , 6 .091% , 12/24/26 ... 3,267 2,993
a
9251282.SQ.FTS.B , 6 .097% , 12/24/26 ... 2,418 2,217
a
9250357.SQ.FTS.B , 6 .102% , 12/24/26 ... 5,600 5,135
a
9251272.SQ.FTS.B , 6 .275% , 12/24/26 ... 1,912 1,744
a
9251976.SQ.FTS.B , 6 .284% , 12/24/26 ... 2,691 2,461
a
9251348.SQ.FTS.B , 6 .289% , 12/24/26 ... 6,817 6,227
a
9254608.SQ.FTS.B , 6 .289% , 12/24/26 ... 1,276 1,167
a
9249904.SQ.FTS.B , 6 .301% , 12/24/26 ... 2,564 2,344
a
9249965.SQ.FTS.B , 6 .446% , 12/24/26 ... 20,012 18,236
a
9251264.SQ.FTS.B , 6 .478% , 12/24/26 ... 1,163 1,061
a
9258174.SQ.FTS.B , 4 .714% , 12/25/26 ... 6,007 5,612
a
9256367.SQ.FTS.B , 4 .717% , 12/25/26 ... 29,737 27,784
a
9257526.SQ.FTS.B , 4 .717% , 12/25/26 ... 78,880 73,693
Description
Principal
Amount Value
Block, Inc. (continued)
a
9258995.SQ.FTS.B , 4 .717% , 12/25/26 ... $ 29,283 $ 27,360
a
9254874.SQ.FTS.B , 4 .718% , 12/25/26 ... 60,768 56,765
a
9259409.SQ.FTS.B , 4 .719% , 12/25/26 ... 15,323 14,316
a
9257421.SQ.FTS.B , 4 .72% , 12/25/26 .... 12,590 11,763
a
9256270.SQ.FTS.B , 4 .723% , 12/25/26 ... 5,596 5,228
a
9257371.SQ.FTS.B , 4 .734% , 12/25/26 ... 2,157 2,015
a
9258369.SQ.FTS.B , 5 .472% , 12/25/26 ... 39,342 36,378
a
9258210.SQ.FTS.B , 5 .598% , 12/25/26 ... 25,196 23,252
a
9258130.SQ.FTS.B , 5 .92% , 12/25/26 .... 3,468 3,186
a
9256223.SQ.FTS.B , 5 .924% , 12/25/26 ... 2,343 2,153
a
9258352.SQ.FTS.B , 6 .091% , 12/25/26 ... 2,198 2,015
a
9257384.SQ.FTS.B , 6 .1% , 12/25/26 ..... 6,583 6,032
a
9258787.SQ.FTS.B , 6 .1% , 12/25/26 ..... 18,769 17,204
a
9256744.SQ.FTS.B , 6 .432% , 12/25/26 ... 1,213 1,106
a
9254753.SQ.FTS.B , 6 .436% , 12/25/26 ... 2,685 2,450
a
9256751.SQ.FTS.B , 6 .447% , 12/25/26 ... 54,087 49,315
a
9259286.SQ.FTS.B , 6 .447% , 12/25/26 ... 13,760 12,546
5989835.SQ.FTS.B , 5 .158% , 4/13/34 .... 3,543 –
5994040.SQ.FTS.B , 5 .157% , 4/14/34 .... 6,214 –
5996474.SQ.FTS.B , 4 .843% , 4/15/34 .... 17,017 –
5997475.SQ.FTS.B , 4 .43% , 4/16/34 ..... 1,656 –
5997200.SQ.FTS.B , 5 .097% , 4/16/34 .... 2,782 –
5997611.SQ.FTS.B , 5 .182% , 4/16/34 .... 595 –
6000301.SQ.FTS.B , 5 .093% , 4/17/34 .... 3,546 –
6004440.SQ.FTS.B , 4 .732% , 4/18/34 .... 1,108 –
6001577.SQ.FTS.B , 5 .151% , 4/18/34 .... 1,056 –
6011390.SQ.FTS.B , 5 .288% , 4/20/34 .... 1,154 –
6015092.SQ.FTS.B , 4 .748% , 4/21/34 .... 3,643 –
6014890.SQ.FTS.B , 4 .906% , 4/21/34 .... 9,174 1
6013648.SQ.FTS.B , 4 .944% , 4/21/34 .... 1,455 –
6012758.SQ.FTS.B , 5 .035% , 4/21/34 .... 723 –
6014070.SQ.FTS.B , 5 .04% , 4/21/34 ..... 807 –
6012911.SQ.FTS.B , 5 .521% , 4/21/34 .... 2,149 –
6016148.SQ.FTS.B , 5 .158% , 4/22/34 .... 5,838 –
6015930.SQ.FTS.B , 5 .191% , 4/22/34 .... 575 –
6016033.SQ.FTS.B , 5 .427% , 4/22/34 .... 411 –
6017013.SQ.FTS.B , 5 .183% , 4/23/34 .... 1,385 –
6022765.SQ.FTS.B , 4 .749% , 4/25/34 .... 4,447 –
6021095.SQ.FTS.B , 5 .183% , 4/25/34 .... 1,600 –
6026172.SQ.FTS.B , 4 .002% , 4/26/34 .... 322 –
6024576.SQ.FTS.B , 4 .74% , 4/26/34 ..... 1,276 –
6024861.SQ.FTS.B , 5 .431% , 4/26/34 .... 2,667 –
6029494.SQ.FTS.B , 4 .71% , 4/27/34 ..... 1,298 –
6032730.SQ.FTS.B , 5 .44% , 4/27/34 ..... 389 –
6036691.SQ.FTS.B , 4 .307% , 4/28/34 .... 2,479 –
6041346.SQ.FTS.B , 4 .725% , 4/30/34 .... 1,333 –
6048225.SQ.FTS.B , 4 .528% , 5/02/34 .... 8,214 –
6054550.SQ.FTS.B , 5 .285% , 5/03/34 .... 4,497 –
6057387.SQ.FTS.B , 5 .53% , 5/04/34 ..... 1,675 –
6058469.SQ.FTS.B , 5 .446% , 5/05/34 .... 1,557 –
6062778.SQ.FTS.B , 5 .554% , 5/07/34 .... 305 –
6120695.SQ.FTS.B , 4 .75% , 5/09/34 ..... 16,890 –
6124160.SQ.FTS.B , 5 .377% , 5/10/34 .... 3,491 –

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6126546.SQ.FTS.B , 4 .906% , 5/12/34 .... $ 19,042 $ –
6126842.SQ.FTS.B , 5 .561% , 5/13/34 .... 637 –
6133881.SQ.FTS.B , 4 .75% , 5/15/34 ..... 2,378 –
6131558.SQ.FTS.B , 5 .281% , 5/15/34 .... 3,700 –
6131519.SQ.FTS.B , 5 .381% , 5/15/34 .... 1,418 –
6134817.SQ.FTS.B , 5 .535% , 5/15/34 .... 2,697 –
6135260.SQ.FTS.B , 5 .427% , 5/16/34 .... 1,443 –
6146677.SQ.FTS.B , 4 .308% , 5/18/34 .... 8,942 –
6151394.SQ.FTS.B , 4 .308% , 5/21/34 .... 5,927 –
6150788.SQ.FTS.B , 4 .749% , 5/21/34 .... 14,529 1
6149304.SQ.FTS.B , 5 .405% , 5/21/34 .... 401 –
6153438.SQ.FTS.B , 4 .906% , 5/22/34 .... 7,548 –
6157908.SQ.FTS.B , 4 .749% , 5/23/34 .... 1,842 –
6157628.SQ.FTS.B , 5 .44% , 5/23/34 ..... 4,793 –
6159034.SQ.FTS.B , 5 .535% , 5/23/34 .... 7,919 1
6164713.SQ.FTS.B , 5 .418% , 5/25/34 .... 395 –
6163607.SQ.FTS.B , 5 .453% , 5/25/34 .... 1,355 –
6166473.SQ.FTS.B , 4 .527% , 5/28/34 .... 5,156 –
6169281.SQ.FTS.B , 4 .724% , 5/28/34 .... 242 –
6169671.SQ.FTS.B , 4 .528% , 5/29/34 .... 2,580 –
6172125.SQ.FTS.B , 5 .031% , 5/29/34 .... 3,361 –
6176406.SQ.FTS.B , 4 .749% , 5/30/34 .... 11,958 –
6174157.SQ.FTS.B , 5 .441% , 5/30/34 .... 1,917 –
6176070.SQ.FTS.B , 5 .565% , 5/30/34 .... 662 –
6186681.SQ.FTS.B , 5 .152% , 6/04/34 .... 628 –
6191126.SQ.FTS.B , 4 .528% , 6/05/34 .... 1,433 –
6188827.SQ.FTS.B , 4 .793% , 6/05/34 .... 314 –
6194847.SQ.FTS.B , 4 .748% , 6/06/34 .... 2,674 –
6193329.SQ.FTS.B , 5 .377% , 6/06/34 .... 4,275 –
6199807.SQ.FTS.B , 4 .754% , 6/07/34 .... 2,588 –
6200483.SQ.FTS.B , 5 .283% , 6/07/34 .... 3,807 –
6207918.SQ.FTS.B , 5 .534% , 6/09/34 .... 14,807 –
6207882.SQ.FTS.B , 5 .543% , 6/09/34 .... 1,369 –
6210686.SQ.FTS.B , 5 .157% , 6/11/34 .... 2,739 –
6214585.SQ.FTS.B , 5 .382% , 6/12/34 .... 2,893 –
6213956.SQ.FTS.B , 5 .53% , 6/12/34 ..... 3,141 –
6217157.SQ.FTS.B , 5 .456% , 6/13/34 .... 272 –
6220890.SQ.FTS.B , 5 .031% , 6/14/34 .... 11,147 –
6226697.SQ.FTS.B , 4 .309% , 6/15/34 .... 6,802 –
6225158.SQ.FTS.B , 4 .527% , 6/15/34 .... 3,256 –
6226524.SQ.FTS.B , 5 .281% , 6/15/34 .... 2,241 –
6228233.SQ.FTS.B , 5 .047% , 6/16/34 .... 24 –
6229176.SQ.FTS.B , 5 .281% , 6/16/34 .... 4,816 –
6242053.SQ.FTS.B , 4 .744% , 6/20/34 .... 3,405 –
6242376.SQ.FTS.B , 5 .251% , 6/20/34 .... 5,760 –
6254118.SQ.FTS.B , 4 .969% , 6/23/34 .... 10,644 1
6254961.SQ.FTS.B , 5 .472% , 6/23/34 .... 5,460 –
6253221.SQ.FTS.B , 5 .598% , 6/23/34 .... 28,281 –
6252808.SQ.FTS.B , 5 .601% , 6/23/34 .... 5,809 –
6254832.SQ.FTS.B , 5 .759% , 6/23/34 .... 2,498 –
6255052.SQ.FTS.B , 5 .597% , 6/24/34 .... 307 –
6255882.SQ.FTS.B , 5 .757% , 6/25/34 .... 515 –
6259203.SQ.FTS.B , 4 .759% , 6/27/34 .... 445 –
6257645.SQ.FTS.B , 5 .031% , 6/27/34 .... 683 –
6259245.SQ.FTS.B , 5 .75% , 6/27/34 ..... 616 –
6260850.SQ.FTS.B , 4 .969% , 6/28/34 .... 22,653 –
6267406.SQ.FTS.B , 5 .373% , 6/29/34 .... 6,092 –
Description
Principal
Amount Value
Block, Inc. (continued)
6271064.SQ.FTS.B , 4 .748% , 6/30/34 .... $ 1,555 $ –
6271110.SQ.FTS.B , 4 .757% , 6/30/34 .... 791 –
6269741.SQ.FTS.B , 5 .031% , 6/30/34 .... 7,237 1
6268263.SQ.FTS.B , 5 .247% , 6/30/34 .... 1,775 –
6268433.SQ.FTS.B , 5 .258% , 6/30/34 .... 284 –
6268142.SQ.FTS.B , 5 .6% , 6/30/34 ...... 4,489 –
6271589.SQ.FTS.B , 5 .445% , 7/01/34 .... 1,098 –
6274032.SQ.FTS.B , 5 .66% , 7/03/34 ..... 2,950 –
6277193.SQ.FTS.B , 5 .608% , 7/04/34 .... 1,122 –
6282655.SQ.FTS.B , 5 .66% , 7/05/34 ..... 1,878 –
6285379.SQ.FTS.B , 5 .743% , 7/06/34 .... 295 –
6285826.SQ.FTS.B , 5 .473% , 7/07/34 .... 11,789 –
6286529.SQ.FTS.B , 5 .748% , 7/08/34 .... 439 –
6290705.SQ.FTS.B , 5 .475% , 7/10/34 .... 2,878 –
6290686.SQ.FTS.B , 5 .488% , 7/10/34 .... 440 –
6302451.SQ.FTS.B , 5 .66% , 7/13/34 ..... 48,897 –
6303731.SQ.FTS.B , 4 .733% , 7/14/34 .... 260 –
6305199.SQ.FTS.B , 5 .425% , 7/16/34 .... 399 –
6307843.SQ.FTS.B , 5 .754% , 7/17/34 .... 53,032 6
6308638.SQ.FTS.B , 4 .749% , 7/18/34 .... 12,615 1
6317901.SQ.FTS.B , 5 .754% , 7/20/34 .... 928 1
6320015.SQ.FTS.B , 5 .25% , 7/21/34 ..... 2,205 –
6351220.SQ.FTS.B , 5 .25% , 7/23/34 ..... 7,497 –
6335477.SQ.FTS.B , 5 .387% , 7/23/34 .... 557 –
6362559.SQ.FTS.B , 5 .127% , 7/26/34 .... 26,180 1
6369651.SQ.FTS.B , 4 .528% , 7/30/34 .... 170 76
6368537.SQ.FTS.B , 5 .66% , 7/30/34 ..... 276 –
6372459.SQ.FTS.B , 5 .376% , 7/31/34 .... 2,642 –
6374829.SQ.FTS.B , 5 .129% , 8/01/34 .... 5,779 –
6379217.SQ.FTS.B , 5 .262% , 8/02/34 .... 478 –
6381758.SQ.FTS.B , 5 .475% , 8/02/34 .... 2,586 –
6382230.SQ.FTS.B , 5 .479% , 8/03/34 .... 1,124 –
6386123.SQ.FTS.B , 5 .252% , 8/05/34 .... 3,613 –
6395381.SQ.FTS.B , 4 .966% , 8/08/34 .... 1,358 1
6394978.SQ.FTS.B , 5 .752% , 8/08/34 .... 2,823 –
6399623.SQ.FTS.B , 5 .374% , 8/09/34 .... 3,629 –
6399808.SQ.FTS.B , 5 .442% , 8/09/34 .... 5,425 1
6401578.SQ.FTS.B , 5 .254% , 8/10/34 .... 2,229 –
6404470.SQ.FTS.B , 5 .251% , 8/11/34 .... 11,152 2
6404013.SQ.FTS.B , 5 .66% , 8/11/34 ..... 1,738 –
6404711.SQ.FTS.B , 5 .603% , 8/12/34 .... 2,111 1
6408982.SQ.FTS.B , 4 .743% , 8/14/34 .... 2,687 2
6412313.SQ.FTS.B , 4 .75% , 8/15/34 ..... 2,377 –
6423457.SQ.FTS.B , 4 .747% , 8/17/34 .... 547 1
6429072.SQ.FTS.B , 5 .379% , 8/21/34 .... 513 –
6427445.SQ.FTS.B , 5 .439% , 8/21/34 .... 6,571 9
6427032.SQ.FTS.B , 5 .441% , 8/21/34 .... 1,472 1
6433271.SQ.FTS.B , 4 .742% , 8/22/34 .... 3,084 1
6439919.SQ.FTS.B , 5 .375% , 8/23/34 .... 4,906 2
6439336.SQ.FTS.B , 5 .377% , 8/23/34 .... 10,031 2
6443722.SQ.FTS.B , 5 .377% , 8/24/34 .... 11,723 17
6443946.SQ.FTS.B , 5 .447% , 8/24/34 .... 2,284 1
6443705.SQ.FTS.B , 5 .757% , 8/24/34 .... 1,309 –
6450204.SQ.FTS.B , 4 .969% , 8/28/34 .... 1,484 1
6454476.SQ.FTS.B , 5 .251% , 9/01/34 .... 2,565 2
6463165.SQ.FTS.B , 4 .974% , 9/03/34 .... 850 1
6472563.SQ.FTS.B , 5 .474% , 9/07/34 .... 1,124 1

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6480025.SQ.FTS.B , 4 .528% , 9/09/34 .... $ 6,855 $ 11
6481471.SQ.FTS.B , 5 .252% , 9/10/34 .... 56,731 14
6484508.SQ.FTS.B , 5 .737% , 9/10/34 .... 907 1
6484990.SQ.FTS.B , 5 .379% , 9/11/34 .... 8,174 2
6485599.SQ.FTS.B , 5 .595% , 9/11/34 .... 3,350 3
6488534.SQ.FTS.B , 5 .66% , 9/13/34 ..... 4,069 5
6490032.SQ.FTS.B , 5 .66% , 9/13/34 ..... 1,366 3
6493901.SQ.FTS.B , 4 .747% , 9/15/34 .... 1,341 1
6495272.SQ.FTS.B , 5 .383% , 9/15/34 .... 2,996 1
6493807.SQ.FTS.B , 5 .678% , 9/15/34 .... 798 –
6499390.SQ.FTS.B , 4 .753% , 9/16/34 .... 1,905 4
6499466.SQ.FTS.B , 4 .971% , 9/16/34 .... 2,079 2
6499066.SQ.FTS.B , 5 .132% , 9/16/34 .... 2,376 2
6505651.SQ.FTS.B , 5 .126% , 9/17/34 .... 11,018 23
6504331.SQ.FTS.B , 5 .251% , 9/17/34 .... 16,006 29
6510199.SQ.FTS.B , 5 .377% , 9/20/34 .... 3,748 3
6509842.SQ.FTS.B , 5 .758% , 9/20/34 .... 5,661 5
6514993.SQ.FTS.B , 4 .748% , 9/22/34 .... 11,666 16
6526438.SQ.FTS.B , 5 .471% , 9/26/34 .... 2,043 3
6528470.SQ.FTS.B , 4 .527% , 9/27/34 .... 5,896 8
6533471.SQ.FTS.B , 5 .66% , 9/28/34 ..... 5,455 5
6537833.SQ.FTS.B , 4 .963% , 9/29/34 .... 4,274 4
6546339.SQ.FTS.B , 5 .031% , 9/30/34 .... 3,311 4
6539774.SQ.FTS.B , 5 .438% , 9/30/34 .... 7,745 9
6545017.SQ.FTS.B , 5 .438% , 9/30/34 .... 5,479 5
6547912.SQ.FTS.B , 5 .756% , 10/02/34 ... 3,479 4
6550386.SQ.FTS.B , 4 .842% , 10/03/34 ... 3,804 5
6551364.SQ.FTS.B , 5 .595% , 10/03/34 ... 3,356 86
6551325.SQ.FTS.B , 5 .597% , 10/03/34 ... 1,077 1
6551310.SQ.FTS.B , 5 .678% , 10/03/34 ... 1,637 2
6551899.SQ.FTS.B , 4 .528% , 10/04/34 ... 1,713 4
6552179.SQ.FTS.B , 5 .6% , 10/04/34 ..... 1,236 3
6552833.SQ.FTS.B , 5 .676% , 10/04/34 ... 1,914 2
6557212.SQ.FTS.B , 6 .167% , 10/05/34 ... 393 1
6560669.SQ.FTS.B , 5 .595% , 10/06/34 ... 297 10
6564200.SQ.FTS.B , 5 .564% , 10/07/34 ... 1,611 346
6565297.SQ.FTS.B , 5 .667% , 10/07/34 ... 2,245 3
6566308.SQ.FTS.B , 5 .205% , 10/08/34 ... 588 5
6568787.SQ.FTS.B , 4 .654% , 10/10/34 ... 2,135 3
6570635.SQ.FTS.B , 5 .757% , 10/10/34 ... 197 2
6569379.SQ.FTS.B , 5 .759% , 10/10/34 ... 6,083 16
6573435.SQ.FTS.B , 4 .751% , 10/11/34 ... 434 –
6575505.SQ.FTS.B , 5 .561% , 10/12/34 ... 825 114
6574600.SQ.FTS.B , 5 .99% , 10/12/34 .... 466 1
6583381.SQ.FTS.B , 4 .299% , 10/13/34 ... 1,860 2
6584064.SQ.FTS.B , 5 .184% , 10/14/34 ... 1,498 229
6584703.SQ.FTS.B , 5 .377% , 10/14/34 ... 1,023 10
6584507.SQ.FTS.B , 5 .752% , 10/14/34 ... 29 4
6586628.SQ.FTS.B , 5 .766% , 10/15/34 ... 423 1
6591557.SQ.FTS.B , 4 .748% , 10/18/34 ... 22,190 173
6602708.SQ.FTS.B , 4 .937% , 10/21/34 ... 20,691 35
6603320.SQ.FTS.B , 6 .256% , 10/21/34 ... 2,923 4
6606708.SQ.FTS.B , 4 .937% , 10/24/34 ... 2,234 4
6608433.SQ.FTS.B , 5 .187% , 10/24/34 ... 7,450 11
6606355.SQ.FTS.B , 6 .005% , 10/24/34 ... 3,197 10
6606972.SQ.FTS.B , 6 .415% , 10/24/34 ... 2,678 4
6608920.SQ.FTS.B , 4 .655% , 10/25/34 ... 4,842 16
6608761.SQ.FTS.B , 4 .729% , 10/25/34 ... 529 1
Description
Principal
Amount Value
Block, Inc. (continued)
6610691.SQ.FTS.B , 5 .437% , 10/25/34 ... $ 1,555 $ 3
6610546.SQ.FTS.B , 6 .424% , 10/25/34 ... 2,651 7
6611834.SQ.FTS.B , 4 .934% , 10/26/34 ... 6,514 11
6620492.SQ.FTS.B , 5 .563% , 10/28/34 ... 1,779 236
6621277.SQ.FTS.B , 6 .437% , 10/28/34 ... 645 2
6627023.SQ.FTS.B , 4 .75% , 11/01/34 .... 9,110 14
6626988.SQ.FTS.B , 5 .457% , 11/01/34 ... 1,021 2
6629563.SQ.FTS.B , 6 .246% , 11/01/34 ... 867 1
6632935.SQ.FTS.B , 5 .367% , 11/02/34 ... 1,675 3
6640951.SQ.FTS.B , 5 .186% , 11/04/34 ... 3,014 7
6638387.SQ.FTS.B , 5 .187% , 11/04/34 ... 6,765 18
6642494.SQ.FTS.B , 5 .183% , 11/05/34 ... 2,440 6
6642924.SQ.FTS.B , 5 .436% , 11/05/34 ... 918 1
6642786.SQ.FTS.B , 5 .563% , 11/05/34 ... 3,631 12
6642443.SQ.FTS.B , 6 .01% , 11/05/34 .... 1,132 3
6655765.SQ.FTS.B , 6 .415% , 11/10/34 ... 22,394 40
6660038.SQ.FTS.B , 5 .192% , 11/11/34 ... 1,133 497
6659902.SQ.FTS.B , 5 .439% , 11/11/34 ... 3,775 15
6662402.SQ.FTS.B , 4 .654% , 11/12/34 ... 16,704 37
6662851.SQ.FTS.B , 4 .749% , 11/12/34 ... 538 1
6667444.SQ.FTS.B , 5 .189% , 11/15/34 ... 13,964 986
6667839.SQ.FTS.B , 5 .563% , 11/15/34 ... 2,316 3
6669990.SQ.FTS.B , 5 .756% , 11/15/34 ... 2,054 2
6669319.SQ.FTS.B , 5 .757% , 11/15/34 ... 5,727 15
6668063.SQ.FTS.B , 6 .167% , 11/15/34 ... 1,906 4
6672873.SQ.FTS.B , 4 .942% , 11/16/34 ... 1,122 3
6672685.SQ.FTS.B , 6 .418% , 11/16/34 ... 9,596 10
6681453.SQ.FTS.B , 4 .942% , 11/18/34 ... 2,541 11
6681160.SQ.FTS.B , 5 .19% , 11/18/34 .... 11,154 22
6681576.SQ.FTS.B , 6 .01% , 11/18/34 .... 2,334 4
6684258.SQ.FTS.B , 5 .379% , 11/19/34 ... 5,085 13
6681713.SQ.FTS.B , 5 .434% , 11/19/34 ... 4,188 15
6683903.SQ.FTS.B , 6 .164% , 11/19/34 ... 1,832 7
6685416.SQ.FTS.B , 6 .029% , 11/20/34 ... 182 1
6687486.SQ.FTS.B , 5 .443% , 11/22/34 ... 1,208 6
6701879.SQ.FTS.B , 4 .747% , 11/25/34 ... 555 1
6703045.SQ.FTS.B , 5 .373% , 11/25/34 ... 543 118
6706998.SQ.FTS.B , 4 .934% , 11/26/34 ... 4,568 11
6705993.SQ.FTS.B , 6 .41% , 11/26/34 .... 3,907 7
6709178.SQ.FTS.B , 5 .366% , 11/29/34 ... 223 –
6709428.SQ.FTS.B , 6 .005% , 11/29/34 ... 505 42
6709139.SQ.FTS.B , 6 .422% , 11/29/34 ... 417 1
6716386.SQ.FTS.B , 4 .656% , 11/30/34 ... 14,513 30
6713041.SQ.FTS.B , 4 .745% , 11/30/34 ... 1,739 4
6718331.SQ.FTS.B , 4 .937% , 12/01/34 ... 2,957 175
6726195.SQ.FTS.B , 5 .77% , 12/04/34 .... 1,147 2
6727203.SQ.FTS.B , 5 .371% , 12/05/34 ... 1,293 3
6728878.SQ.FTS.B , 6 .019% , 12/05/34 ... 106 9
6736151.SQ.FTS.B , 5 .19% , 12/07/34 .... 843 245
6734360.SQ.FTS.B , 5 .571% , 12/07/34 ... 3,091 10
6735929.SQ.FTS.B , 6 .418% , 12/07/34 ... 7,389 24
6741238.SQ.FTS.B , 5 .188% , 12/08/34 ... 532 2
6741768.SQ.FTS.B , 6 .258% , 12/08/34 ... 7 –
6747289.SQ.FTS.B , 5 .192% , 12/10/34 ... 3,359 13
6747633.SQ.FTS.B , 5 .206% , 12/11/34 ... 500 38
6749151.SQ.FTS.B , 5 .758% , 12/12/34 ... 2,209 5
6755529.SQ.FTS.B , 5 .195% , 12/14/34 ... 831 364
6755599.SQ.FTS.B , 5 .382% , 12/14/34 ... 3,652 9

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6765978.SQ.FTS.B , 6 .413% , 12/16/34 ... $ 3,559 $ 13
6767513.SQ.FTS.B , 6 .413% , 12/16/34 ... 3,105 7
6769902.SQ.FTS.B , 5 .756% , 12/18/34 ... 1,683 11
6770314.SQ.FTS.B , 4 .757% , 12/19/34 ... 850 4
6770294.SQ.FTS.B , 5 .418% , 12/19/34 ... 1,307 3
6770865.SQ.FTS.B , 6 .164% , 12/19/34 ... 4,212 13
6772432.SQ.FTS.B , 4 .659% , 12/20/34 ... 3,614 6
6771628.SQ.FTS.B , 5 .378% , 12/20/34 ... 11,342 79
6775946.SQ.FTS.B , 6 .15% , 12/21/34 .... 868 2
6785814.SQ.FTS.B , 6 .008% , 12/23/34 ... 3,173 9
6789729.SQ.FTS.B , 5 .755% , 12/26/34 ... 23,677 108
6789128.SQ.FTS.B , 6 .008% , 12/26/34 ... 6,626 26
6792899.SQ.FTS.B , 5 .377% , 12/27/34 ... 15,687 102
6795851.SQ.FTS.B , 6 .414% , 12/28/34 ... 13,992 52
6800164.SQ.FTS.B , 5 .451% , 12/29/34 ... 921 3
6807351.SQ.FTS.B , 5 .571% , 12/30/34 ... 629 6
6807255.SQ.FTS.B , 6 .011% , 12/30/34 ... 3,694 13
6812718.SQ.FTS.B , 4 .933% , 1/03/35 .... 8,701 24
6813993.SQ.FTS.B , 4 .656% , 1/04/35 .... 134 60
6815365.SQ.FTS.B , 5 .568% , 1/05/35 .... 4,873 43
6815336.SQ.FTS.B , 5 .76% , 1/05/35 ..... 1,094 3
6814457.SQ.FTS.B , 6 .205% , 1/05/35 .... 231 1
6828597.SQ.FTS.B , 6 .01% , 1/10/35 ..... 1,851 16
6830425.SQ.FTS.B , 6 .154% , 1/10/35 .... 1,050 3
6833081.SQ.FTS.B , 5 .753% , 1/11/35 .... 3,849 24
6831288.SQ.FTS.B , 5 .755% , 1/11/35 .... 1,391 12
6840796.SQ.FTS.B , 5 .755% , 1/13/35 .... 3,787 817
6844837.SQ.FTS.B , 5 .189% , 1/14/35 .... 5,958 832
6845844.SQ.FTS.B , 5 .577% , 1/15/35 .... 2,264 18
6853583.SQ.FTS.B , 4 .652% , 1/18/35 .... 1,004 7
6864766.SQ.FTS.B , 5 .461% , 1/22/35 .... 346 2
6865119.SQ.FTS.B , 6 .261% , 1/22/35 .... 1,131 6
6865816.SQ.FTS.B , 4 .941% , 1/23/35 .... 975 6
6867424.SQ.FTS.B , 4 .938% , 1/24/35 .... 1,536 497
6867235.SQ.FTS.B , 5 .378% , 1/24/35 .... 4,400 40
6873888.SQ.FTS.B , 4 .654% , 1/26/35 .... 764 338
6874224.SQ.FTS.B , 4 .938% , 1/26/35 .... 12,671 86
6880319.SQ.FTS.B , 4 .755% , 1/27/35 .... 952 4
6878498.SQ.FTS.B , 6 .006% , 1/27/35 .... 15,839 104
6879258.SQ.FTS.B , 6 .169% , 1/27/35 .... 995 6
6883683.SQ.FTS.B , 6 .259% , 1/28/35 .... 11,390 72
6889101.SQ.FTS.B , 4 .932% , 1/31/35 .... 894 7
6891704.SQ.FTS.B , 4 .939% , 2/01/35 .... 4,176 896
6894382.SQ.FTS.B , 6 .261% , 2/02/35 .... 3,927 26
6901055.SQ.FTS.B , 5 .187% , 2/04/35 .... 8,090 80
6905278.SQ.FTS.B , 5 .375% , 2/06/35 .... 4,086 23
6905725.SQ.FTS.B , 6 .41% , 2/06/35 ..... 2,638 19
6910812.SQ.FTS.B , 5 .563% , 2/08/35 .... 5,166 38
6913129.SQ.FTS.B , 5 .759% , 2/09/35 .... 1,084 11
6913617.SQ.FTS.B , 6 .006% , 2/09/35 .... 11,248 96
6918477.SQ.FTS.B , 4 .762% , 2/10/35 .... 795 2
6919126.SQ.FTS.B , 4 .721% , 2/11/35 .... 870 3
6920374.SQ.FTS.B , 6 .421% , 2/11/35 .... 1,833 20
6923080.SQ.FTS.B , 5 .567% , 2/14/35 .... 5,327 59
6934280.SQ.FTS.B , 5 .378% , 2/17/35 .... 655 75
6933378.SQ.FTS.B , 6 .007% , 2/17/35 .... 1,773 20
6937297.SQ.FTS.B , 4 .748% , 2/18/35 .... 2,807 32
Description
Principal
Amount Value
Block, Inc. (continued)
6939326.SQ.FTS.B , 5 .44% , 2/18/35 ..... $ 8,134 $ 46
6937107.SQ.FTS.B , 5 .441% , 2/18/35 .... 2,690 31
6939442.SQ.FTS.B , 5 .565% , 2/18/35 .... 1,319 14
6941232.SQ.FTS.B , 5 .755% , 2/19/35 .... 15,014 2,512
6941710.SQ.FTS.B , 6 .007% , 2/19/35 .... 5,409 38
6942041.SQ.FTS.B , 6 .135% , 2/20/35 .... 783 5
6946128.SQ.FTS.B , 5 .748% , 2/21/35 .... 1,931 13
6946527.SQ.FTS.B , 6 .003% , 2/21/35 .... 726 88
6957735.SQ.FTS.B , 5 .377% , 2/24/35 .... 2,280 256
6957843.SQ.FTS.B , 6 .007% , 2/24/35 .... 4,688 365
6957706.SQ.FTS.B , 6 .439% , 2/24/35 .... 982 5
6958893.SQ.FTS.B , 5 .475% , 2/25/35 .... 286 40
6962136.SQ.FTS.B , 5 .755% , 2/25/35 .... 1,990 25
6962386.SQ.FTS.B , 5 .445% , 2/26/35 .... 1,496 190
6962449.SQ.FTS.B , 6% , 2/26/35 ....... 674 56
6963703.SQ.FTS.B , 5 .441% , 2/27/35 .... 4,922 559
6968688.SQ.FTS.B , 5 .439% , 2/28/35 .... 15,914 144
6964600.SQ.FTS.B , 5 .754% , 2/28/35 .... 3,817 25
6965538.SQ.FTS.B , 5 .758% , 2/28/35 .... 287 70
6977409.SQ.FTS.B , 5 .758% , 2/28/35 .... 6,257 71
6983514.SQ.FTS.B , 4 .657% , 3/01/35 .... 1,054 15
6981506.SQ.FTS.B , 5 .759% , 3/01/35 .... 4,725 49
6981745.SQ.FTS.B , 6 .205% , 3/01/35 .... 727 4
6983907.SQ.FTS.B , 6 .255% , 3/01/35 .... 5,990 31
6983184.SQ.FTS.B , 6 .258% , 3/01/35 .... 2,759 36
6985831.SQ.FTS.B , 5 .756% , 3/03/35 .... 6,077 65
6986183.SQ.FTS.B , 6 .005% , 3/03/35 .... 1,326 8
6987073.SQ.FTS.B , 5 .772% , 3/04/35 .... 389 3
6987047.SQ.FTS.B , 6 .254% , 3/04/35 .... 3,612 40
6988804.SQ.FTS.B , 5 .378% , 3/05/35 .... 22,027 261
6992671.SQ.FTS.B , 5 .188% , 3/06/35 .... 804 12
6992646.SQ.FTS.B , 5 .386% , 3/06/35 .... 878 7
6991080.SQ.FTS.B , 6 .168% , 3/06/35 .... 878 7
6999659.SQ.FTS.B , 5 .377% , 3/08/35 .... 6,547 32
6999790.SQ.FTS.B , 5 .377% , 3/08/35 .... 11,205 1,281
7003117.SQ.FTS.B , 5 .451% , 3/09/35 .... 715 5
7002848.SQ.FTS.B , 5 .753% , 3/09/35 .... 2,390 31
7006832.SQ.FTS.B , 5 .564% , 3/11/35 .... 11,203 827
7006543.SQ.FTS.B , 5 .57% , 3/11/35 ..... 5,929 83
7007213.SQ.FTS.B , 5 .746% , 3/11/35 .... 3,175 34
7013018.SQ.FTS.B , 4 .654% , 3/13/35 .... 888 393
7012393.SQ.FTS.B , 5 .198% , 3/13/35 .... 399 87
7010981.SQ.FTS.B , 5 .377% , 3/13/35 .... 2,023 10
7019058.SQ.FTS.B , 5 .758% , 3/14/35 .... 1,813 598
7024779.SQ.FTS.B , 5 .757% , 3/16/35 .... 927 412
7029684.SQ.FTS.B , 6 .417% , 3/18/35 .... 189 26
7031129.SQ.FTS.B , 5 .566% , 3/19/35 .... 23,073 257
7033869.SQ.FTS.B , 6 .158% , 3/19/35 .... 2,930 38
7030479.SQ.FTS.B , 6 .26% , 3/19/35 ..... 1,600 213
7036165.SQ.FTS.B , 4 .657% , 3/20/35 .... 6,631 51
7034652.SQ.FTS.B , 5 .374% , 3/20/35 .... 2,007 529
7040271.SQ.FTS.B , 5 .377% , 3/21/35 .... 22,358 4,556
7046389.SQ.FTS.B , 4 .762% , 3/22/35 .... 133 14
7046858.SQ.FTS.B , 5 .566% , 3/22/35 .... 6,997 116
7044311.SQ.FTS.B , 5 .757% , 3/22/35 .... 2,555 33
7046224.SQ.FTS.B , 6 .008% , 3/22/35 .... 46 7
7044180.SQ.FTS.B , 6 .256% , 3/22/35 .... 778 12

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
7047312.SQ.FTS.B , 5 .566% , 3/23/35 .... $ 1,694 $ 25
7047271.SQ.FTS.B , 6 .25% , 3/23/35 ..... 1,214 145
7048994.SQ.FTS.B , 5 .444% , 3/25/35 .... 853 71
7050699.SQ.FTS.B , 6 .012% , 3/25/35 .... 1,636 20
7055837.SQ.FTS.B , 5 .754% , 3/27/35 .... 5,733 88
7060939.SQ.FTS.B , 5 .381% , 3/28/35 .... 1,606 468
7066581.SQ.FTS.B , 5 .565% , 3/29/35 .... 4,115 1,360
7069074.SQ.FTS.B , 4 .938% , 4/01/35 .... 4,337 633
7077191.SQ.FTS.B , 4 .654% , 4/03/35 .... 5,771 97
7075883.SQ.FTS.B , 6 .007% , 4/03/35 .... 3,716 63
7077874.SQ.FTS.B , 6 .413% , 4/04/35 .... 1,766 14
7087577.SQ.FTS.B , 4 .937% , 4/05/35 .... 27,996 343
7086320.SQ.FTS.B , 5 .196% , 4/05/35 .... 133 44
7087146.SQ.FTS.B , 5 .758% , 4/05/35 .... 5,687 71
7091881.SQ.FTS.B , 6 .007% , 4/06/35 .... 25,110 367
7093794.SQ.FTS.B , 5 .191% , 4/08/35 .... 1,129 173
7101547.SQ.FTS.B , 6 .002% , 4/11/35 .... 1,547 20
7099200.SQ.FTS.B , 6 .256% , 4/11/35 .... 9,571 137
7107852.SQ.FTS.B , 5 .754% , 4/12/35 .... 22,699 356
7111729.SQ.FTS.B , 5 .38% , 4/13/35 ..... 2,156 342
7112088.SQ.FTS.B , 5 .193% , 4/14/35 .... 1,208 155
7112613.SQ.FTS.B , 6 .26% , 4/14/35 ..... 5,163 68
7116213.SQ.FTS.B , 4 .746% , 4/16/35 .... 323 3
7114099.SQ.FTS.B , 5 .576% , 4/16/35 .... 1,266 12
7119610.SQ.FTS.B , 5 .754% , 4/17/35 .... 2,533 36
7120695.SQ.FTS.B , 6 .006% , 4/17/35 .... 13,067 106
7117683.SQ.FTS.B , 6 .168% , 4/17/35 .... 5,322 46
7120315.SQ.FTS.B , 6 .171% , 4/17/35 .... 110 1
7125880.SQ.FTS.B , 6 .009% , 4/18/35 .... 6,031 106
7132043.SQ.FTS.B , 4 .654% , 4/19/35 .... 11,699 181
7135169.SQ.FTS.B , 6 .001% , 4/19/35 .... 586 76
7138440.SQ.FTS.B , 4 .775% , 4/20/35 .... 471 5
7136267.SQ.FTS.B , 5 .577% , 4/20/35 .... 492 8
7143719.SQ.FTS.B , 4 .654% , 4/23/35 .... 352 117
7147190.SQ.FTS.B , 5 .44% , 4/23/35 ..... 6,796 98
7145816.SQ.FTS.B , 6 .162% , 4/23/35 .... 146 49
7153431.SQ.FTS.B , 4 .938% , 4/25/35 .... 21,694 371
7154592.SQ.FTS.B , 4 .94% , 4/25/35 ..... 871 184
7154470.SQ.FTS.B , 5 .446% , 4/25/35 .... 573 6
7152426.SQ.FTS.B , 5 .566% , 4/25/35 .... 2,956 1,306
7163428.SQ.FTS.B , 5 .192% , 4/27/35 .... 2,098 903
7164056.SQ.FTS.B , 6 .403% , 4/27/35 .... 269 37
7164004.SQ.FTS.B , 6 .416% , 4/27/35 .... 9,823 104
7165963.SQ.FTS.B , 6 .392% , 4/29/35 .... 104 22
7170716.SQ.FTS.B , 4 .654% , 4/30/35 .... 710 314
7173420.SQ.FTS.B , 5 .378% , 4/30/35 .... 4,098 65
7174416.SQ.FTS.B , 5 .379% , 5/01/35 .... 1,948 19
7174615.SQ.FTS.B , 6 .263% , 5/01/35 .... 2,929 36
a
7183615.SQ.FTS.B , 4 .936% , 5/02/35 .... 1,705 510
7179478.SQ.FTS.B , 4 .939% , 5/02/35 .... 7,904 190
7180815.SQ.FTS.B , 5 .189% , 5/02/35 .... 39,951 9,487
a
7180418.SQ.FTS.B , 5 .19% , 5/02/35 ..... 2,976 981
a
7187557.SQ.FTS.B , 4 .938% , 5/03/35 .... 3,500 917
a
7184507.SQ.FTS.B , 4 .942% , 5/03/35 .... 856 151
7187451.SQ.FTS.B , 5 .379% , 5/03/35 .... 5,960 101
a
7189106.SQ.FTS.B , 5 .996% , 5/05/35 .... 291 77
Description
Principal
Amount Value
Block, Inc. (continued)
7192584.SQ.FTS.B , 5 .755% , 5/06/35 .... $ 5,371 $ 100
7194324.SQ.FTS.B , 5 .189% , 5/07/35 .... 16,993 240
7194913.SQ.FTS.B , 5 .434% , 5/07/35 .... 925 14
7197003.SQ.FTS.B , 5 .571% , 5/07/35 .... 1,030 85
7199276.SQ.FTS.B , 4 .938% , 5/08/35 .... 32,102 568
7200153.SQ.FTS.B , 5 .376% , 5/08/35 .... 16,216 94
7200668.SQ.FTS.B , 6 .158% , 5/08/35 .... 1,887 20
7205002.SQ.FTS.B , 4 .654% , 5/09/35 .... 75,336 1,066
7206980.SQ.FTS.B , 6 .414% , 5/09/35 .... 13,640 151
7204916.SQ.FTS.B , 6 .415% , 5/09/35 .... 1,800 50
7212464.SQ.FTS.B , 6 .247% , 5/12/35 .... 485 40
7214825.SQ.FTS.B , 4 .752% , 5/13/35 .... 6,212 65
a
7213115.SQ.FTS.B , 4 .939% , 5/13/35 .... 2,962 720
a
7214936.SQ.FTS.B , 5 .377% , 5/13/35 .... 2,339 499
7212718.SQ.FTS.B , 5 .544% , 5/13/35 .... 877 126
a
7218588.SQ.FTS.B , 5 .57% , 5/14/35 ..... 113 25
7223668.SQ.FTS.B , 4 .756% , 5/15/35 .... 916 20
7227981.SQ.FTS.B , 5 .77% , 5/16/35 ..... 1,615 18
a
7227866.SQ.FTS.B , 6 .012% , 5/16/35 .... 1,600 290
7233660.SQ.FTS.B , 4 .73% , 5/17/35 ..... 658 8
7232691.SQ.FTS.B , 5 .755% , 5/17/35 .... 35,086 680
a
7235467.SQ.FTS.B , 5 .189% , 5/19/35 .... 157 70
7238159.SQ.FTS.B , 5 .747% , 5/20/35 .... 1,425 172
7243958.SQ.FTS.B , 4 .653% , 5/21/35 .... 16,197 201
a
7244207.SQ.FTS.B , 5 .566% , 5/21/35 .... 1,618 719
7244363.SQ.FTS.B , 5 .573% , 5/21/35 .... 2,610 55
7244108.SQ.FTS.B , 5 .75% , 5/21/35 ..... 1,133 26
a
7248245.SQ.FTS.B , 4 .65% , 5/22/35 ..... 1,011 254
7249505.SQ.FTS.B , 5 .38% , 5/22/35 ..... 4,386 44
7249579.SQ.FTS.B , 5 .565% , 5/22/35 .... 9,581 195
7250972.SQ.FTS.B , 5 .749% , 5/22/35 .... 1,122 22
7248608.SQ.FTS.B , 6 .162% , 5/22/35 .... 1,522 29
a
7251367.SQ.FTS.B , 4 .936% , 5/23/35 .... 2,158 687
a
7251706.SQ.FTS.B , 5 .561% , 5/23/35 .... 336 150
7251651.SQ.FTS.B , 5 .755% , 5/23/35 .... 4,186 703
7253125.SQ.FTS.B , 6 .008% , 5/24/35 .... 9,228 227
7254942.SQ.FTS.B , 5 .181% , 5/25/35 .... 456 38
7255280.SQ.FTS.B , 5 .581% , 5/25/35 .... 2,104 15
7255995.SQ.FTS.B , 6 .157% , 5/25/35 .... 1,767 22
7255984.SQ.FTS.B , 6 .245% , 5/25/35 .... 764 16
7262165.SQ.FTS.B , 4 .654% , 5/28/35 .... 14,002 6,075
7262587.SQ.FTS.B , 5 .566% , 5/28/35 .... 11,195 256
7261105.SQ.FTS.B , 6 .154% , 5/28/35 .... 765 63
a
7265503.SQ.FTS.B , 6 .175% , 5/29/35 .... 229 76
a
7269934.SQ.FTS.B , 5 .565% , 5/30/35 .... 1,563 302
7273316.SQ.FTS.B , 5 .753% , 5/30/35 .... 14,525 207
a
7273451.SQ.FTS.B , 6 .415% , 5/30/35 .... 292 50
7276376.SQ.FTS.B , 4 .655% , 6/01/35 .... 13,113 448
a
7281310.SQ.FTS.B , 5 .566% , 6/04/35 .... 732 195
a
7287198.SQ.FTS.B , 5 .187% , 6/05/35 .... 876 389
a
7285051.SQ.FTS.B , 6 .002% , 6/05/35 .... 614 86
7290561.SQ.FTS.B , 4 .937% , 6/06/35 .... 28,751 1,108
7290026.SQ.FTS.B , 5 .38% , 6/06/35 ..... 12,287 149
7297748.SQ.FTS.B , 4 .75% , 6/07/35 ..... 396 136

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7296387.SQ.FTS.B , 6 .162% , 6/07/35 .... $ 6,784 $ 1,452
a
7296180.SQ.FTS.B , 6 .416% , 6/07/35 .... 1,635 271
a
7299120.SQ.FTS.B , 4 .938% , 6/08/35 .... 2,615 756
7298379.SQ.FTS.B , 5 .565% , 6/08/35 .... 12,186 490
7300855.SQ.FTS.B , 5 .736% , 6/08/35 .... 1,131 17
7299245.SQ.FTS.B , 6 .171% , 6/08/35 .... 3,563 28
7299309.SQ.FTS.B , 6 .258% , 6/08/35 .... 8,689 2,224
7302186.SQ.FTS.B , 4 .727% , 6/09/35 .... 1,118 22
7302660.SQ.FTS.B , 5 .439% , 6/10/35 .... 1,300 19
a
7303400.SQ.FTS.B , 5 .759% , 6/10/35 .... 1,468 207
a
7305010.SQ.FTS.B , 5 .567% , 6/11/35 .... 769 204
7309810.SQ.FTS.B , 4 .937% , 6/12/35 .... 19,077 286
a
7313548.SQ.FTS.B , 4 .938% , 6/12/35 .... 18,531 3,779
a
7313455.SQ.FTS.B , 5 .755% , 6/12/35 .... 1,442 435
a
7316921.SQ.FTS.B , 5 .384% , 6/13/35 .... 291 129
7316695.SQ.FTS.B , 6 .005% , 6/13/35 .... 496 78
a
7322262.SQ.FTS.B , 4 .937% , 6/14/35 .... 16,947 8,033
a
7320914.SQ.FTS.B , 5 .372% , 6/14/35 .... 935 364
7321205.SQ.FTS.B , 6 .132% , 6/14/35 .... 463 4
7324843.SQ.FTS.B , 5 .761% , 6/15/35 .... 1,080 26
a
7326549.SQ.FTS.B , 5 .763% , 6/15/35 .... 1,103 153
7324812.SQ.FTS.B , 6 .164% , 6/15/35 .... 705 11
a
7329000.SQ.FTS.B , 6 .175% , 6/16/35 .... 301 100
a
7328067.SQ.FTS.B , 6 .259% , 6/16/35 .... 4,583 649
7329113.SQ.FTS.B , 5 .19% , 6/17/35 ..... 10,623 461
7329506.SQ.FTS.B , 5 .756% , 6/17/35 .... 4,395 70
7334033.SQ.FTS.B , 4 .717% , 6/18/35 .... 194 3
7334213.SQ.FTS.B , 4 .76% , 6/18/35 ..... 2,715 23
7330370.SQ.FTS.B , 5 .368% , 6/18/35 .... 2,170 36
a
7330811.SQ.FTS.B , 5 .56% , 6/18/35 ..... 1,725 205
a
7334073.SQ.FTS.B , 6 .004% , 6/18/35 .... 2,094 253
7337996.SQ.FTS.B , 5 .192% , 6/19/35 .... 3,988 99
a
7337001.SQ.FTS.B , 5 .378% , 6/19/35 .... 4,318 900
7335700.SQ.FTS.B , 5 .379% , 6/19/35 .... 21,677 285
7336392.SQ.FTS.B , 5 .387% , 6/19/35 .... 257 7
a
7334461.SQ.FTS.B , 6 .01% , 6/19/35 ..... 204 17
7340973.SQ.FTS.B , 5 .181% , 6/20/35 .... 913 124
a
7338810.SQ.FTS.B , 5 .375% , 6/20/35 .... 1,877 451
a
7339691.SQ.FTS.B , 5 .563% , 6/20/35 .... 543 133
7340466.SQ.FTS.B , 6 .416% , 6/20/35 .... 6,487 105
a
7346697.SQ.FTS.B , 5 .745% , 6/21/35 .... 126 56
7344615.SQ.FTS.B , 5 .757% , 6/21/35 .... 634 11
7344686.SQ.FTS.B , 5 .984% , 6/21/35 .... 680 11
a
7344580.SQ.FTS.B , 6 .421% , 6/21/35 .... 305 26
a
7348182.SQ.FTS.B , 5 .191% , 6/22/35 .... 3,940 328
7350116.SQ.FTS.B , 5 .377% , 6/22/35 .... 8,273 237
a
7351088.SQ.FTS.B , 5 .38% , 6/22/35 ..... 288 49
a
7351036.SQ.FTS.B , 6 .153% , 6/22/35 .... 1,777 750
a
7350364.SQ.FTS.B , 6 .164% , 6/22/35 .... 2,645 1,048
a
7352326.SQ.FTS.B , 5 .566% , 6/23/35 .... 1,807 219
a
7351905.SQ.FTS.B , 5 .572% , 6/23/35 .... 337 73
Description
Principal
Amount Value
Block, Inc. (continued)
7352037.SQ.FTS.B , 5 .995% , 6/23/35 .... $ 1,931 $ 236
a
7353627.SQ.FTS.B , 6 .258% , 6/25/35 .... 23,124 2,967
a
7359659.SQ.FTS.B , 4 .937% , 6/27/35 .... 1,225 544
a
7361225.SQ.FTS.B , 5 .741% , 6/27/35 .... 780 314
7360537.SQ.FTS.B , 5 .999% , 6/27/35 .... 1,325 24
7360259.SQ.FTS.B , 6 .26% , 6/27/35 ..... 12,016 309
7365864.SQ.FTS.B , 4 .754% , 6/28/35 .... 1,280 23
7367432.SQ.FTS.B , 4 .937% , 6/29/35 .... 12,714 873
a
7369572.SQ.FTS.B , 4 .937% , 6/29/35 .... 16,360 4,681
7370739.SQ.FTS.B , 4 .75% , 6/30/35 ..... 4,173 68
7370621.SQ.FTS.B , 5 .428% , 6/30/35 .... 663 19
7372484.SQ.FTS.B , 5 .437% , 7/01/35 .... 5,030 1,853
a
7372822.SQ.FTS.B , 5 .384% , 7/02/35 .... 146 23
7375657.SQ.FTS.B , 6 .017% , 7/02/35 .... 1,085 30
7382823.SQ.FTS.B , 4 .937% , 7/04/35 .... 35,680 1,695
a
7382112.SQ.FTS.B , 5 .441% , 7/04/35 .... 5,446 1,384
7381323.SQ.FTS.B , 6 .165% , 7/04/35 .... 8,399 977
7386885.SQ.FTS.B , 5 .189% , 7/05/35 .... 2,257 70
a
7385816.SQ.FTS.B , 5 .456% , 7/05/35 .... 607 100
7385186.SQ.FTS.B , 5 .565% , 7/05/35 .... 15,580 393
7385592.SQ.FTS.B , 5 .999% , 7/05/35 .... 1,553 28
a
7384646.SQ.FTS.B , 6 .278% , 7/05/35 .... 588 266
a
7388297.SQ.FTS.B , 4 .939% , 7/07/35 .... 5,298 2,298
7389685.SQ.FTS.B , 4 .753% , 7/08/35 .... 819 24
7391456.SQ.FTS.B , 5 .374% , 7/08/35 .... 3,275 1,291
7396669.SQ.FTS.B , 5 .758% , 7/10/35 .... 4,873 2,251
7401793.SQ.FTS.B , 5 .573% , 7/11/35 .... 182 5
7404632.SQ.FTS.B , 5 .195% , 7/12/35 .... 5,041 96
a
7406230.SQ.FTS.B , 5 .451% , 7/12/35 .... 703 307
a
7407678.SQ.FTS.B , 5 .201% , 7/14/35 .... 273 98
7407499.SQ.FTS.B , 6 .008% , 7/14/35 .... 5,293 98
a
7409564.SQ.FTS.B , 4 .938% , 7/16/35 .... 2,087 1,018
a
7410810.SQ.FTS.B , 5 .179% , 7/16/35 .... 946 436
a
7410871.SQ.FTS.B , 5 .199% , 7/16/35 .... 327 199
7411162.SQ.FTS.B , 5 .566% , 7/16/35 .... 33,263 885
a
7409266.SQ.FTS.B , 5 .572% , 7/16/35 .... 913 533
a
7410796.SQ.FTS.B , 5 .744% , 7/16/35 .... 325 74
7409794.SQ.FTS.B , 6 .252% , 7/16/35 .... 1,964 62
a
7411944.SQ.FTS.B , 4 .749% , 7/17/35 .... 1,635 258
a
7413977.SQ.FTS.B , 5 .377% , 7/17/35 .... 1,305 917
7412170.SQ.FTS.B , 5 .379% , 7/17/35 .... 10,387 403
7411720.SQ.FTS.B , 5 .565% , 7/17/35 .... 12,241 1,756
a
7418984.SQ.FTS.B , 4 .654% , 7/18/35 .... 20,908 13,448
7419256.SQ.FTS.B , 5 .565% , 7/19/35 .... 571 17
7421975.SQ.FTS.B , 5 .996% , 7/19/35 .... 1,619 23
a
7422360.SQ.FTS.B , 6 .254% , 7/19/35 .... 281 138
a
7421989.SQ.FTS.B , 6 .415% , 7/19/35 .... 199 125
7423364.SQ.FTS.B , 4 .939% , 7/21/35 .... 5,514 167
a
7425766.SQ.FTS.B , 5 .57% , 7/22/35 ..... 5,117 2,714
7425843.SQ.FTS.B , 6 .004% , 7/22/35 .... 3,954 102
a
7429812.SQ.FTS.B , 4 .654% , 7/23/35 .... 11 8
a
7441666.SQ.FTS.B , 5 .378% , 7/26/35 .... 4,146 1,416

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
a
7441991.SQ.FTS.B , 5 .565% , 7/26/35 .... $ 2,474 $ 1,307
7439471.SQ.FTS.B , 5 .754% , 7/26/35 .... 21,014 644
7442975.SQ.FTS.B , 5 .75% , 7/28/35 ..... 1,775 31
7443490.SQ.FTS.B , 5 .753% , 7/28/35 .... 844 159
7447146.SQ.FTS.B , 6 .008% , 7/29/35 .... 4,266 1,042
40,086,530
Freedom Financial Asset Management LLC
APP-10561160.FP.FTS.B , 18 .99% , 9/13/25 1,510 1,532
APP-14246643.FP.FTS.B , 14 .99% , 9/17/25 2,370 2,386
APP-10752759.FP.FTS.B , 18 .99% , 10/17/25 3,130 3,189
APP-14256949.FP.FTS.B , 16 .24% , 10/23/25 6,061 6,133
APP-10561236.FP.FTS.B , 15 .99% , 11/04/25 3,838 3,863
APP-10627143.FP.FTS.B , 16 .99% , 11/09/25 1,592 1,612
APP-10671041.FP.FTS.B , 16 .49% , 11/16/25 2,874 2,918
APP-10703763.FP.FTS.B , 14 .49% , 11/20/25 2,621 2,659
APP-10776590.FP.FTS.B , 18 .49% , 11/23/25 2,445 2,491
APP-10941172.FP.FTS.B , 10 .99% , 12/14/25 2,769 2,783
APP-10293581.FP.FTS.B , 11 .49% , 12/14/25 4,781 4,811
APP-10856578.FP.FTS.B , 18 .49% , 12/14/25 1,547 1,573
APP-11701384.FP.FTS.B , 18 .49% , 12/15/25 137 137
APP-11823260.FP.FTS.B , 11 .99% , 12/16/25 1,912 1,925
APP-12180264.FP.FTS.B , 10 .24% , 1/26/26 2,445 2,466
APP-12244001.FP.FTS.B , 13 .24% , 1/27/26 1,803 1,819
APP-10775435.FP.FTS.B , 15 .49% , 1/31/26 2,440 2,449
APP-11764476.FP.FTS.B , 13 .24% , 2/05/26 1,896 1,913
APP-11754629.FP.FTS.B , 12 .24% , 2/06/26 7,386 7,449
APP-11041391.FP.FTS.B , 11 .49% , 2/10/26 7,182 7,238
APP-12887499.FP.FTS.B , 19 .49% , 2/25/26 2,022 2,077
APP-12780048.FP.FTS.B , 8 .24% , 2/28/26 . 3,573 3,609
APP-12543851.FP.FTS.B , 12 .74% , 3/01/26 6,202 6,252
APP-12934173.FP.FTS.B , 10 .24% , 3/08/26 4,040 4,075
APP-12253162.FP.FTS.B , 19 .99% , 3/12/26 4,130 4,286
APP-12176269.FP.FTS.B , 16 .49% , 3/13/26 5,032 5,200
APP-12675358.FP.FTS.B , 11 .99% , 3/28/26 1,192 1,199
APP-11877668.FP.FTS.B , 16 .49% , 3/28/26 5,361 5,586
APP-13414992.FP.FTS.B , 9 .99% , 3/30/26 . 7,152 7,212
APP-12803304.FP.FTS.B , 18 .24% , 3/31/26 7,433 7,622
APP-12779873.FP.FTS.B , 9 .49% , 4/03/26 . 6,755 6,808
APP-12886380.FP.FTS.B , 9 .99% , 4/03/26 . 7,245 7,302
APP-12889924.FP.FTS.B , 18 .74% , 4/03/26 6,234 6,469
APP-12744909.FP.FTS.B , 10 .24% , 4/09/26 909 910
APP-12787408.FP.FTS.B , 14 .99% , 4/10/26 4,886 4,950
APP-12779696.FP.FTS.B , 10 .99% , 4/11/26 6,528 6,562
APP-12792270.FP.FTS.B , 17 .99% , 4/11/26 4,585 4,717
APP-13059570.FP.FTS.B , 8 .24% , 4/12/26 . 3,411 3,441
APP-11694989.FP.FTS.B , 9 .99% , 4/12/26 . 3,011 3,032
APP-13048169.FP.FTS.B , 10 .24% , 4/12/26 3,253 3,282
APP-13021207.FP.FTS.B , 13 .99% , 4/15/26 6,588 6,761
APP-12911306.FP.FTS.B , 7 .99% , 4/22/26 . 8,653 8,742
APP-10692670.FP.FTS.B , 18 .49% , 4/22/26 915 926
APP-13014947.FP.FTS.B , 14 .99% , 4/23/26 3,622 3,676
APP-12859987.FP.FTS.B , 14 .74% , 4/26/26 6,987 7,201
APP-12949437.FP.FTS.B , 21 .99% , 4/30/26 5,213 5,434
APP-13423683.FP.FTS.B , 9 .99% , 5/01/26 . 6,684 6,740
APP-13396926.FP.FTS.B , 13 .74% , 5/01/26 9,368 9,560
APP-13439922.FP.FTS.B , 16 .99% , 5/01/26 4,459 4,571
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14385374.FP.FTS.B , 19 .49% , 5/03/26 $ 3,040 $ 3,104
APP-13431225.FP.FTS.B , 16 .99% , 5/04/26 3,478 3,534
APP-13429002.FP.FTS.B , 8 .24% , 5/10/26 . 4,309 4,351
APP-13386894.FP.FTS.B , 7 .99% , 5/14/26 . 5,988 6,050
APP-13441691.FP.FTS.B , 17 .99% , 5/14/26 5,857 6,060
APP-12231617.FP.FTS.B , 16 .99% , 5/26/26 6,774 7,000
APP-13657810.FP.FTS.B , 18 .99% , 6/12/26 2,830 2,866
b
APP-14276082.FP.FTS.B , 10 .34% , 6/15/26 9,615 1,088
APP-14398590.FP.FTS.B , 10 .99% , 6/15/26 3,227 3,261
APP-14189728.FP.FTS.B , 17 .74% , 6/15/26 16,616 17,232
APP-14306826.FP.FTS.B , 10 .34% , 6/17/26 6,896 6,969
b
APP-14531089.FP.FTS.B , 10 .99% , 6/22/26 6,759 1,507
APP-14549001.FP.FTS.B , 21 .49% , 6/23/26 8,557 8,968
APP-13605261.FP.FTS.B , 13 .74% , 6/30/26 10,798 11,119
APP-10617769.FP.FTS.B , 17 .49% , 6/30/26 2,381 2,424
APP-11811501.FP.FTS.B , 15 .24% , 7/12/26 2,700 2,716
APP-15020512.FP.FTS.B , 10 .24% , 7/15/26 9,236 9,338
APP-14409335.FP.FTS.B , 18 .49% , 7/15/26 2,714 2,751
APP-13899724.FP.FTS.B , 11 .24% , 7/18/26 313 313
APP-10561482.FP.FTS.B , 16 .99% , 7/31/26 7,772 8,070
APP-10179113.FP.FTS.B , 12 .49% , 8/15/26 10,168 10,282
APP-10116903.FP.FTS.B , 14 .24% , 8/15/26 7,164 7,253
APP-10063830.FP.FTS.B , 15 .99% , 8/16/26 15,651 15,908
APP-10105795.FP.FTS.B , 23 .49% , 8/17/26 7,920 8,287
APP-14531002.FP.FTS.B , 17 .74% , 8/20/26 4,270 4,307
APP-11746987.FP.FTS.B , 18 .49% , 9/05/26 7,951 8,312
APP-10557980.FP.FTS.B , 19 .99% , 9/05/26 4,964 5,103
APP-10622378.FP.FTS.B , 13 .24% , 9/15/26 15,378 15,537
APP-12886960.FP.FTS.B , 22 .49% , 9/15/26 1,451 1,483
APP-10190160.FP.FTS.B , 18 .99% , 9/28/26 3,630 3,746
APP-10571945.FP.FTS.B , 11 .24% , 10/15/26 15,257 15,426
APP-10412146.FP.FTS.B , 20 .49% , 10/21/26 8,777 9,092
APP-10610237.FP.FTS.B , 11 .99% , 10/25/26 3,660 3,698
APP-10482503.FP.FTS.B , 17 .99% , 10/28/26 2,910 2,950
APP-10597275.FP.FTS.B , 14 .49% , 11/01/26 1,147 1,149
APP-10561574.FP.FTS.B , 14 .74% , 11/02/26 9,679 9,809
APP-10590862.FP.FTS.B , 11 .99% , 11/05/26 6,412 6,485
APP-10453183.FP.FTS.B , 17 .49% , 11/07/26 14,615 14,854
APP-10623552.FP.FTS.B , 18 .99% , 11/09/26 9,417 9,702
APP-10770659.FP.FTS.B , 21 .49% , 11/10/26 8,196 8,534
APP-10781246.FP.FTS.B , 14 .24% , 11/15/26 5,518 5,604
b
APP-10779675.FP.FTS.B , 21 .49% , 11/21/26 7,632 1,739
APP-10756900.FP.FTS.B , 16 .99% , 11/22/26 7,251 7,503
APP-10760354.FP.FTS.B , 11 .99% , 11/23/26 6,661 6,754
APP-10780937.FP.FTS.B , 16 .49% , 11/24/26 2,851 2,899
APP-12795850.FP.FTS.B , 23 .74% , 12/10/26 2,411 2,430
APP-11035966.FP.FTS.B , 21 .99% , 12/13/26 3,361 3,485
APP-10916888.FP.FTS.B , 11 .99% , 12/14/26 5,604 5,680
APP-11025771.FP.FTS.B , 11 .99% , 12/14/26 8,989 9,110
APP-11743320.FP.FTS.B , 13 .24% , 12/17/26 7,753 7,869
APP-11737338.FP.FTS.B , 13 .24% , 12/22/26 12,405 12,616
APP-11755185.FP.FTS.B , 10 .99% , 12/23/26 10,779 10,928
APP-11751486.FP.FTS.B , 11 .24% , 12/23/26 6,581 6,671
APP-11815677.FP.FTS.B , 13 .74% , 12/30/26 9,641 9,800
APP-11820229.FP.FTS.B , 17 .49% , 12/30/26 4,744 4,822
APP-11753872.FP.FTS.B , 13 .24% , 1/25/27 8,576 8,717

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-12234684.FP.FTS.B , 16 .74% , 1/26/27 $ 20,443 $ 20,864
APP-10997848.FP.FTS.B , 20 .49% , 1/30/27 2,472 2,501
APP-12242133.FP.FTS.B , 22 .99% , 1/31/27 6,767 7,140
APP-11750215.FP.FTS.B , 18 .24% , 2/05/27 15,014 15,493
APP-11693943.FP.FTS.B , 10 .99% , 2/06/27 14,148 14,341
APP-11806403.FP.FTS.B , 19 .99% , 2/11/27 9,747 5,978
APP-11816991.FP.FTS.B , 16 .24% , 2/12/27 12,504 12,751
APP-11813343.FP.FTS.B , 11 .74% , 2/13/27 19,409 19,695
APP-11804818.FP.FTS.B , 14 .99% , 2/13/27 8,185 8,440
APP-11790590.FP.FTS.B , 17 .74% , 2/13/27 12,709 13,192
APP-12801776.FP.FTS.B , 18 .49% , 2/15/27 10,903 11,257
APP-12796607.FP.FTS.B , 17 .74% , 2/16/27 14,910 15,597
APP-12779435.FP.FTS.B , 10 .49% , 2/18/27 12,133 12,294
APP-11799619.FP.FTS.B , 17 .99% , 2/21/27 9,835 10,307
APP-12677509.FP.FTS.B , 8 .49% , 2/22/27 . 11,972 12,144
APP-11609592.FP.FTS.B , 14 .74% , 2/24/27 17,865 18,175
APP-12792566.FP.FTS.B , 16 .49% , 2/25/27 6,485 6,612
APP-12793802.FP.FTS.B , 16 .74% , 2/25/27 18,639 18,992
APP-12769457.FP.FTS.B , 17 .99% , 2/25/27 852 855
APP-12883181.FP.FTS.B , 8 .99% , 2/28/27 . 13,671 13,897
APP-12800786.FP.FTS.B , 11 .24% , 3/01/27 8,617 8,757
APP-13018059.FP.FTS.B , 12 .99% , 3/01/27 4,416 4,477
APP-12814994.FP.FTS.B , 13 .74% , 3/01/27 4,293 4,349
APP-12846368.FP.FTS.B , 19 .99% , 3/01/27 9,535 9,907
APP-12932776.FP.FTS.B , 16 .49% , 3/02/27 5,600 5,685
APP-12243437.FP.FTS.B , 11 .24% , 3/04/27 12,805 12,999
APP-12234254.FP.FTS.B , 11 .24% , 3/10/27 6,255 6,347
APP-12232207.FP.FTS.B , 18 .99% , 3/11/27 7,916 8,196
APP-12249171.FP.FTS.B , 13 .49% , 3/12/27 1,230 1,231
APP-12116704.FP.FTS.B , 11 .74% , 3/15/27 18,405 18,685
APP-13060467.FP.FTS.B , 11 .74% , 3/15/27 20,889 21,193
APP-13155858.FP.FTS.B , 10 .99% , 3/16/27 9,055 9,185
APP-13061057.FP.FTS.B , 13 .49% , 3/16/27 7,236 7,354
APP-13253640.FP.FTS.B , 11 .24% , 3/20/27 6,573 6,667
APP-13323349.FP.FTS.B , 16 .49% , 3/25/27 6,416 6,548
APP-13430153.FP.FTS.B , 20 .49% , 3/25/27 8,947 9,398
APP-13207096.FP.FTS.B , 19 .49% , 3/26/27 8,275 8,726
APP-12782877.FP.FTS.B , 8 .49% , 3/28/27 . 10,697 10,851
APP-12799003.FP.FTS.B , 10 .99% , 3/28/27 7,904 8,024
APP-12781429.FP.FTS.B , 17 .74% , 3/28/27 15,558 16,251
APP-12758093.FP.FTS.B , 8 .99% , 3/29/27 . 7,689 7,806
APP-12767372.FP.FTS.B , 10 .99% , 3/29/27 8,094 8,220
APP-12784176.FP.FTS.B , 11 .24% , 3/29/27 14,618 14,880
APP-12795625.FP.FTS.B , 13 .49% , 3/29/27 8,118 8,262
APP-12674361.FP.FTS.B , 15 .24% , 3/29/27 17,385 5,781
b
APP-12281515.FP.FTS.B , 17 .49% , 3/29/27 7,738 882
APP-12802206.FP.FTS.B , 17 .74% , 3/29/27 21,302 22,052
APP-13251661.FP.FTS.B , 20 .24% , 3/29/27 13,173 13,703
APP-12795571.FP.FTS.B , 22 .49% , 3/29/27 16,620 17,525
APP-12577391.FP.FTS.B , 11 .74% , 3/30/27 20,915 21,250
APP-13421220.FP.FTS.B , 14 .49% , 3/30/27 9,548 9,714
APP-13405408.FP.FTS.B , 23 .24% , 3/30/27 10,281 10,705
APP-12231685.FP.FTS.B , 19 .74% , 3/31/27 19,734 20,516
APP-13630932.FP.FTS.B , 11 .84% , 4/01/27 6,815 6,911
APP-12840175.FP.FTS.B , 15 .49% , 4/01/27 4,824 4,941
APP-12761107.FP.FTS.B , 16 .49% , 4/01/27 10,153 10,435
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12674748.FP.FTS.B , 13 .99% , 4/02/27 $ 21,656 $ 21,971
APP-12867499.FP.FTS.B , 13 .74% , 4/03/27 4,305 4,361
APP-12890485.FP.FTS.B , 18 .99% , 4/03/27 6,786 6,993
APP-12811031.FP.FTS.B , 20 .99% , 4/05/27 3,300 3,318
APP-13673131.FP.FTS.B , 11 .34% , 4/07/27 8,759 8,879
APP-11924087.FP.FTS.B , 13 .49% , 4/07/27 7,658 7,780
APP-12804826.FP.FTS.B , 19 .99% , 4/08/27 3,569 3,687
APP-12736035.FP.FTS.B , 8 .99% , 4/10/27 . 10,649 10,802
APP-12758120.FP.FTS.B , 10 .99% , 4/10/27 10,898 11,050
APP-12413477.FP.FTS.B , 15 .49% , 4/10/27 5,374 5,538
APP-12637418.FP.FTS.B , 16 .49% , 4/10/27 11,342 11,571
APP-12796424.FP.FTS.B , 17 .99% , 4/10/27 6,970 7,266
APP-12723310.FP.FTS.B , 22 .99% , 4/10/27 7,973 8,351
APP-13662283.FP.FTS.B , 11 .59% , 4/11/27 7,182 7,272
APP-12735907.FP.FTS.B , 11 .74% , 4/11/27 21,188 21,504
APP-12119588.FP.FTS.B , 13 .74% , 4/11/27 5,123 5,201
APP-11872577.FP.FTS.B , 13 .99% , 4/12/27 10,041 10,117
APP-12794611.FP.FTS.B , 16 .49% , 4/12/27 12,246 12,515
APP-12119732.FP.FTS.B , 22 .49% , 4/13/27 5,267 5,535
APP-12819793.FP.FTS.B , 11 .24% , 4/14/27 5,958 6,062
APP-12933712.FP.FTS.B , 16 .99% , 4/14/27 7,952 8,232
APP-12601811.FP.FTS.B , 10 .49% , 4/15/27 868 868
APP-12847750.FP.FTS.B , 10 .49% , 4/15/27 12,301 12,493
APP-12886061.FP.FTS.B , 10 .99% , 4/15/27 10,482 10,646
APP-12890839.FP.FTS.B , 12 .99% , 4/15/27 1,228 1,232
APP-12889697.FP.FTS.B , 14 .49% , 4/15/27 10,265 10,480
APP-13008146.FP.FTS.B , 19 .99% , 4/15/27 6,754 7,015
APP-12780020.FP.FTS.B , 8 .99% , 4/16/27 . 8,935 9,018
APP-12831439.FP.FTS.B , 10 .99% , 4/16/27 14,693 14,926
APP-12845270.FP.FTS.B , 17 .74% , 4/16/27 17,773 18,600
APP-13157103.FP.FTS.B , 9 .24% , 4/17/27 . 6,013 6,093
APP-12883157.FP.FTS.B , 13 .74% , 4/17/27 4,825 4,905
APP-12800972.FP.FTS.B , 17 .49% , 4/17/27 10,826 11,239
APP-12800643.FP.FTS.B , 19 .74% , 4/17/27 19,449 20,274
b
APP-13158258.FP.FTS.B , 19 .99% , 4/17/27 7,101 715
APP-12931503.FP.FTS.B , 13 .24% , 4/18/27 10,798 10,991
APP-13141094.FP.FTS.B , 10 .99% , 4/20/27 16,618 16,872
APP-13083128.FP.FTS.B , 11 .24% , 4/20/27 9,184 9,344
APP-13009743.FP.FTS.B , 10 .99% , 4/22/27 8,805 8,950
APP-12674727.FP.FTS.B , 13 .24% , 4/22/27 14,369 14,641
APP-12997870.FP.FTS.B , 19 .99% , 4/23/27 11,652 12,172
APP-12977040.FP.FTS.B , 20 .49% , 4/23/27 7,617 7,950
APP-13166600.FP.FTS.B , 21 .49% , 4/23/27 6,985 7,353
APP-12944703.FP.FTS.B , 22 .49% , 4/23/27 1,848 1,872
APP-13057143.FP.FTS.B , 10 .99% , 4/26/27 14,885 15,132
APP-13061655.FP.FTS.B , 13 .24% , 4/26/27 15,195 15,485
APP-12933713.FP.FTS.B , 17 .99% , 4/26/27 9,967 10,284
APP-13106287.FP.FTS.B , 11 .74% , 4/28/27 19,440 19,795
APP-13060974.FP.FTS.B , 19 .74% , 4/28/27 15,961 16,705
APP-12798277.FP.FTS.B , 13 .24% , 4/29/27 3,616 3,640
APP-13009028.FP.FTS.B , 10 .99% , 4/30/27 9,964 6,774
APP-12974063.FP.FTS.B , 19 .99% , 4/30/27 13,098 13,737
APP-13134349.FP.FTS.B , 21 .24% , 4/30/27 11,169 11,647
APP-13423557.FP.FTS.B , 10 .99% , 5/01/27 12,359 12,526
APP-13424293.FP.FTS.B , 10 .99% , 5/01/27 9,188 9,311
APP-13431042.FP.FTS.B , 10 .99% , 5/01/27 8,663 8,779

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC
(continued)
APP-13131348.FP.FTS.B , 13 .74% , 5/01/27 $ 11,967 $ 12,183
APP-13431253.FP.FTS.B , 16 .49% , 5/01/27 10,424 10,606
APP-13408703.FP.FTS.B , 16 .99% , 5/01/27 6,362 6,544
APP-13430747.FP.FTS.B , 17 .49% , 5/01/27 7,730 4,465
APP-13430284.FP.FTS.B , 19 .99% , 5/01/27 5,852 6,076
APP-13430327.FP.FTS.B , 19 .99% , 5/01/27 4,869 5,017
APP-13441350.FP.FTS.B , 19 .99% , 5/01/27 4,865 5,012
APP-13410577.FP.FTS.B , 22 .99% , 5/01/27 7,365 7,672
APP-14247820.FP.FTS.B , 11 .34% , 5/02/27 11,204 11,352
APP-13342784.FP.FTS.B , 21 .99% , 5/02/27 5,869 6,110
APP-13389512.FP.FTS.B , 13 .24% , 5/05/27 9,311 9,463
APP-12270573.FP.FTS.B , 10 .99% , 5/06/27 16,068 16,300
APP-12802041.FP.FTS.B , 13 .99% , 5/06/27 22,275 22,635
APP-12932857.FP.FTS.B , 18 .99% , 5/10/27 4,766 4,920
APP-12775739.FP.FTS.B , 25 .49% , 5/10/27 5,157 5,395
b
APP-13323183.FP.FTS.B , 18 .74% , 5/11/27 18,968 1,991
APP-12412862.FP.FTS.B , 25 .49% , 5/11/27 5,892 6,154
APP-13658270.FP.FTS.B , 9 .34% , 5/12/27 . 13,922 14,123
APP-13418718.FP.FTS.B , 16 .24% , 5/12/27 11,959 12,166
APP-13416172.FP.FTS.B , 8 .99% , 5/13/27 . 10,237 10,397
APP-13031523.FP.FTS.B , 10 .99% , 5/13/27 17,489 17,768
APP-13438034.FP.FTS.B , 17 .99% , 5/13/27 3,614 2,026
APP-13199989.FP.FTS.B , 16 .74% , 5/14/27 22,410 23,238
APP-13436550.FP.FTS.B , 16 .99% , 5/14/27 8,130 8,312
APP-13430567.FP.FTS.B , 17 .49% , 5/14/27 8,274 8,546
APP-13336406.FP.FTS.B , 18 .49% , 5/14/27 4,804 4,857
APP-13431427.FP.FTS.B , 21 .99% , 5/14/27 4,353 4,532
APP-13318759.FP.FTS.B , 22 .49% , 5/14/27 3,880 4,065
APP-13443719.FP.FTS.B , 22 .49% , 5/14/27 4,768 5,010
APP-14548548.FP.FTS.B , 22 .99% , 5/14/27 4,585 4,760
APP-13436993.FP.FTS.B , 8 .99% , 5/15/27 . 10,992 11,167
APP-13396243.FP.FTS.B , 11 .24% , 5/15/27 6,943 7,057
APP-13440554.FP.FTS.B , 11 .24% , 5/15/27 6,177 6,281
APP-13435327.FP.FTS.B , 13 .24% , 5/15/27 11,272 11,487
APP-13663645.FP.FTS.B , 13 .59% , 5/15/27 12,905 13,120
APP-13644113.FP.FTS.B , 14 .34% , 5/15/27 9,299 9,352
APP-13444523.FP.FTS.B , 16 .99% , 5/15/27 12,782 13,235
APP-13672139.FP.FTS.B , 17 .49% , 5/15/27 8,872 9,053
APP-12412882.FP.FTS.B , 17 .74% , 5/15/27 15,252 15,882
APP-13666596.FP.FTS.B , 20 .49% , 5/15/27 7,361 7,691
APP-14531705.FP.FTS.B , 22 .99% , 5/15/27 4,903 5,093
APP-11924095.FP.FTS.B , 19 .99% , 5/16/27 4,578 3,362
APP-13628585.FP.FTS.B , 20 .49% , 5/16/27 9,926 10,391
APP-13680651.FP.FTS.B , 20 .49% , 5/21/27 6,323 6,633
APP-14444232.FP.FTS.B , 21 .49% , 5/21/27 5,910 6,074
APP-13624563.FP.FTS.B , 22 .99% , 5/23/27 6,569 6,900
APP-13629014.FP.FTS.B , 14 .74% , 5/24/27 14,342 14,670
APP-13637168.FP.FTS.B , 15 .24% , 5/25/27 20,681 21,163
APP-13051907.FP.FTS.B , 25 .49% , 5/26/27 5,397 5,701
APP-13598334.FP.FTS.B , 11 .34% , 5/27/27 11,011 11,206
APP-13637703.FP.FTS.B , 14 .09% , 5/30/27 12,981 13,235
APP-13319688.FP.FTS.B , 14 .49% , 5/30/27 13,034 13,327
APP-12770485.FP.FTS.B , 20 .49% , 5/30/27 3,322 3,357
b
APP-13016825.FP.FTS.B , 17 .99% , 6/10/27 14,676 3,022
APP-12884053.FP.FTS.B , 10 .99% , 6/15/27 11,360 11,547
APP-14365422.FP.FTS.B , 11 .99% , 6/15/27 1,381 1,384
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-14257683.FP.FTS.B , 20 .49% , 6/15/27 $ 13,963 $ 14,622
APP-14388011.FP.FTS.B , 20 .99% , 6/15/27 1,183 1,180
APP-14429358.FP.FTS.B , 13 .74% , 6/17/27 362 362
APP-14236905.FP.FTS.B , 17 .49% , 6/21/27 13,107 13,650
APP-14216604.FP.FTS.B , 17 .74% , 6/21/27 19,980 20,699
APP-14196561.FP.FTS.B , 13 .59% , 6/23/27 18,903 19,281
APP-12910819.FP.FTS.B , 17 .99% , 6/23/27 3,859 3,952
APP-12548143.FP.FTS.B , 19 .99% , 6/23/27 15,241 15,931
APP-14178654.FP.FTS.B , 9 .34% , 6/24/27 . 9,647 9,802
APP-14267906.FP.FTS.B , 11 .59% , 6/24/27 7,259 7,389
APP-14510576.FP.FTS.B , 22 .74% , 6/24/27 6,245 6,570
APP-14427403.FP.FTS.B , 24 .74% , 6/24/27 8,706 9,198
APP-09045394.FP.FTS.B , 13 .74% , 6/25/27 5,602 5,706
APP-14578061.FP.FTS.B , 11 .74% , 6/26/27 18,205 18,507
APP-14268521.FP.FTS.B , 10 .09% , 6/27/27 22,391 22,781
APP-14385312.FP.FTS.B , 17 .24% , 6/28/27 17,612 18,040
APP-14385385.FP.FTS.B , 19 .24% , 6/28/27 16,058 16,736
APP-14377174.FP.FTS.B , 12 .24% , 6/29/27 8,796 8,976
APP-14423027.FP.FTS.B , 13 .99% , 6/30/27 16,191 16,537
APP-13643702.FP.FTS.B , 18 .99% , 6/30/27 11,595 12,072
APP-13649694.FP.FTS.B , 19 .49% , 6/30/27 8,219 8,569
APP-11810505.FP.FTS.B , 21 .24% , 6/30/27 14,529 15,377
APP-14541539.FP.FTS.B , 12 .49% , 7/01/27 4,867 4,948
APP-14431213.FP.FTS.B , 18 .49% , 7/01/27 9,717 10,012
APP-14177847.FP.FTS.B , 18 .74% , 7/08/27 23,708 24,484
APP-13394495.FP.FTS.B , 11 .49% , 7/13/27 7,041 4,988
APP-14515585.FP.FTS.B , 20 .49% , 7/15/27 6,946 7,228
APP-14421841.FP.FTS.B , 20 .99% , 7/15/27 6,355 6,594
APP-13061423.FP.FTS.B , 13 .24% , 7/17/27 11,278 11,484
APP-13484600.FP.FTS.B , 20 .49% , 7/18/27 10,411 10,832
APP-13678923.FP.FTS.B , 11 .34% , 7/20/27 15,431 15,699
APP-13028479.FP.FTS.B , 21 .74% , 7/23/27 3,438 3,474
APP-14420972.FP.FTS.B , 14 .24% , 7/26/27 8,429 8,607
APP-13403231.FP.FTS.B , 16 .74% , 7/30/27 14,900 15,309
APP-14541253.FP.FTS.B , 13 .99% , 7/31/27 21,071 21,467
APP-14545674.FP.FTS.B , 26 .99% , 8/03/27 5,788 6,052
APP-14550089.FP.FTS.B , 18 .49% , 8/06/27 10,996 11,399
APP-14531076.FP.FTS.B , 23 .24% , 8/07/27 10,436 10,893
APP-14569337.FP.FTS.B , 24 .74% , 8/07/27 8,573 8,969
APP-14542132.FP.FTS.B , 20 .99% , 8/15/27 6,178 6,398
APP-13423039.FP.FTS.B , 14 .24% , 9/14/27 22,315 22,821
APP-14568007.FP.FTS.B , 20 .49% , 9/15/27 11,974 12,455
APP-13068321.FP.FTS.B , 18 .24% , 9/25/27 27,064 9,016
APP-12804212.FP.FTS.B , 22 .49% , 10/10/27 7,416 7,809
APP-13659468.FP.FTS.B , 26 .49% , 10/12/27 6,753 7,040
APP-13132268.FP.FTS.B , 16 .74% , 11/01/27 19,621 20,278
APP-13657764.FP.FTS.B , 16 .74% , 11/13/27 20,121 20,539
APP-12042791.FP.FTS.B , 18 .74% , 12/30/27 33,024 6,916
APP-12794031.FP.FTS.B , 18 .99% , 1/28/28 11,021 3,518
b
APP-13352228.FP.FTS.B , 25 .49% , 5/04/35 843 118
APP-14440616.FP.FTS.B , 25 .49% , 7/01/35 211 211
APP-14558687.FP.FTS.B , 25 .49% , 7/07/35 325 324
APP-12236101.FP.FTS.B , 20 .99% , 7/11/35 884 887
APP-14523480.FP.FTS.B , 18 .99% , 7/15/35 865 867
2,816,878

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp.
154211311.LC.FTS.B , 20% , 11/26/34 .... $ 3,374 $ –
162773046.LC.FTS.B , 20 .55% , 12/15/34 .. 2,459 –
149326456.LC.FTS.B , 13 .9% , 6/30/35 ... 697 697
163432488.LC.FTS.B , 16 .95% , 7/15/35 ... 790 685
1,382
LendingClub Corp. - LCX
165922400.LC.FTS.B , 15 .24% , 2/11/35 ... 1,961
1,947
LendingClub Corp. - LCX PM
174304247.LC.FTS.B , 20 .99% , 2/02/26 ... 5,808 5,877
185018593.LC.FTS.B , 18 .99% , 1/14/27 ... 9,299 9,199
184468285.LC.FTS.B , 16 .99% , 1/15/27 ... 6,894 –
185237685.LC.FTS.B , 18 .49% , 1/20/27 ... 1,408 614
185250357.LC.FTS.B , 19 .99% , 1/20/27 ... 7,282 7,384
185117236.LC.FTS.B , 20 .99% , 1/26/27 ... 10,417 10,575
184791777.LC.FTS.B , 13 .74% , 1/28/27 ... 4,937 4,923
185597588.LC.FTS.B , 16 .24% , 1/28/27 ... 6,773 –
185547681.LC.FTS.B , 19 .99% , 1/28/27 ... 4,362 4,423
185488281.LC.FTS.B , 28 .99% , 1/29/27 ... 3,573 3,686
184982732.LC.FTS.B , 16 .99% , 2/01/27 ... 6,452 6,420
185662157.LC.FTS.B , 16 .49% , 2/07/27 ... 7,703 7,657
b
185682815.LC.FTS.B , 23 .99% , 2/09/27 ... 6,011 701
185846086.LC.FTS.B , 21 .99% , 2/11/27 ... 14,423 –
185835140.LC.FTS.B , 21 .99% , 2/14/27 ... 9,233 9,441
185699989.LC.FTS.B , 23 .99% , 2/14/27 ... 4,758 4,865
186058311.LC.FTS.B , 15 .69% , 2/15/27 ... 18,991 –
186203908.LC.FTS.B , 21 .99% , 2/15/27 ... 11,472 11,775
186007586.LC.FTS.B , 23 .49% , 2/15/27 ... 6,087 6,228
185942868.LC.FTS.B , 15 .94% , 2/18/27 ... 17,301 –
186027871.LC.FTS.B , 18 .99% , 2/20/27 ... 10,314 10,287
187037217.LC.FTS.B , 18 .49% , 3/10/27 ... 3,544 3,528
187071023.LC.FTS.B , 17 .99% , 3/11/27 ... 6,825 6,778
187032664.LC.FTS.B , 20 .99% , 3/11/27 ... 9,439 9,518
187178718.LC.FTS.B , 19 .99% , 3/15/27 ... 10,105 10,094
186624355.LC.FTS.B , 21 .49% , 3/15/27 ... 5,318 5,332
187028667.LC.FTS.B , 20 .99% , 3/17/27 ... 7,385 7,453
187080092.LC.FTS.B , 20 .99% , 3/17/27 ... 11,371 11,449
187192813.LC.FTS.B , 20 .49% , 3/18/27 ... 4,692 4,725
187318217.LC.FTS.B , 20 .49% , 3/18/27 ... 13,133 13,269
187235906.LC.FTS.B , 13 .19% , 3/20/27 ... 12,847 12,793
186654687.LC.FTS.B , 23 .49% , 3/20/27 ... 8,961 9,165
187350401.LC.FTS.B , 15 .19% , 3/21/27 ... 6,572 6,560
186875668.LC.FTS.B , 17 .74% , 3/21/27 ... 7,704 6,295
187402362.LC.FTS.B , 21 .99% , 3/21/27 ... 4,078 –
187430105.LC.FTS.B , 25 .99% , 3/25/27 ... 6,390 6,601
187248536.LC.FTS.B , 13 .19% , 3/28/27 ... 5,821 5,798
187611207.LC.FTS.B , 18 .99% , 3/28/27 ... 9,598 9,503
187609544.LC.FTS.B , 19 .99% , 3/28/27 ... 9,689 9,792
187644231.LC.FTS.B , 19 .99% , 3/28/27 ... 8,722 8,814
187621983.LC.FTS.B , 20 .99% , 3/28/27 ... 6,375 6,441
187670705.LC.FTS.B , 17 .44% , 3/29/27 ... 18,780 18,298
187264368.LC.FTS.B , 20 .99% , 3/29/27 ... 4,906 4,919
187353272.LC.FTS.B , 21 .49% , 3/29/27 ... 11,167 –
187100244.LC.FTS.B , Zero Cpn , 3/30/27 . 7,006 –
187772972.LC.FTS.B , 18 .99% , 3/30/27 ... 12,970 –
187581793.LC.FTS.B , 19 .99% , 3/30/27 ... 6,865 6,933
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
187751574.LC.FTS.B , 20 .44% , 3/30/27 ... $ 15,782 $ 15,890
187614352.LC.FTS.B , 20 .99% , 3/30/27 ... 12,258 12,370
187804301.LC.FTS.B , 19 .67% , 3/31/27 ... 16,855 17,059
187535555.LC.FTS.B , 20 .99% , 3/31/27 ... 24,264 –
187819893.LC.FTS.B , 21 .49% , 3/31/27 ... 19,684 19,915
187825531.LC.FTS.B , 19 .99% , 4/01/27 ... 4,404 4,403
187860298.LC.FTS.B , 23 .99% , 4/01/27 ... 3,059 3,101
187860052.LC.FTS.B , 22 .99% , 4/03/27 ... 5,014 5,107
187891277.LC.FTS.B , 21 .49% , 4/04/27 ... 12,280 –
187787243.LC.FTS.B , 21 .99% , 4/04/27 ... 7,940 8,089
187765035.LC.FTS.B , 23 .99% , 4/04/27 ... 12,190 12,415
187981773.LC.FTS.B , 22 .99% , 4/05/27 ... 18 18
188031790.LC.FTS.B , 20 .49% , 4/06/27 ... 9,750 9,801
188023733.LC.FTS.B , 20 .99% , 4/06/27 ... 3,926 3,933
188040936.LC.FTS.B , 20 .99% , 4/06/27 ... 7,358 7,371
187683423.LC.FTS.B , 20 .99% , 4/09/27 ... 13,122 –
187944849.LC.FTS.B , 20 .44% , 4/14/27 ... 4,955 4,944
187829994.LC.FTS.B , 22 .99% , 4/15/27 ... 15,706 16,007
187298854.LC.FTS.B , 23 .49% , 4/15/27 ... 18,674 15,071
187906511.LC.FTS.B , 22 .99% , 4/20/27 ... 6,257 6,370
187995587.LC.FTS.B , 6% , 5/15/27 ...... 8,597 8,708
185498696.LC.FTS.B , 26 .49% , 5/26/27 ... 13,812 14,223
185497213.LC.FTS.B , 20 .49% , 6/30/27 ... 6,438 6,454
187345456.LC.FTS.B , 25 .99% , 7/18/27 ... 14,231 14,590
187835579.LC.FTS.B , 22 .49% , 7/30/27 ... 2,844 2,867
187054481.LC.FTS.B , 22 .49% , 8/20/27 ... 14,035 14,236
185500402.LC.FTS.B , 17 .74% , 9/12/27 ... 16,571 15,935
187754766.LC.FTS.B , 21 .99% , 9/30/27 ... 14,556 14,593
187316257.LC.FTS.B , 22 .49% , 10/21/27 .. 11,957 12,072
187417305.LC.FTS.B , 22 .99% , 11/20/27 .. 5,897 –
185367638.LC.FTS.B , 5% , 1/24/28 ...... 12,924 13,087
185689957.LC.FTS.B , 5% , 2/01/28 ...... 5,923 6,038
187403735.LC.FTS.B , 5% , 4/10/28 ...... 7,288 7,416
187202054.LC.FTS.B , 5% , 5/21/28 ...... 12,405 12,504
172186460.LC.FTS.B , 10 .19% , 3/20/34 ... 1,100 –
185704535.LC.FTS.B , 16 .49% , 2/15/35 ... 10,008 –
187034706.LC.FTS.B , 5% , 3/31/35 ...... 6,805 6,833
188000200.LC.FTS.B , 22 .99% , 4/06/35 ... 8,984 –
185040393.LC.FTS.B , 18 .44% , 7/07/35 ... 186 185
599,718
Prosper Funding LLC
1743195.PS.FTS.B , 21% , 10/03/25 ...... 417 422
1714735.PS.FTS.B , 13 .6% , 11/30/25 .... 2,057 2,046
1605548.PS.FTS.B , 12 .3% , 8/16/26 ..... 3,668 3,662
1605551.PS.FTS.B , 18 .3% , 8/16/26 ..... 3,893 3,955
1606481.PS.FTS.B , 15% , 8/17/26 ....... 3,346 3,359
1618512.PS.FTS.B , 18 .5% , 8/20/26 ..... 2,893 2,907
1615561.PS.FTS.B , 15% , 8/27/26 ....... 993 1,012
1633734.PS.FTS.B , 16 .63% , 9/20/26 .... 1,033 1,034
1627891.PS.FTS.B , 15 .1% , 9/21/26 ..... 4,693 4,723
1627885.PS.FTS.B , 15 .29% , 9/21/26 .... 6,174 6,219
1628383.PS.FTS.B , 12 .87% , 9/22/26 .... 763 761
1645247.PS.FTS.B , 6% , 10/27/26 ....... 4,365 4,490
1655355.PS.FTS.B , 12% , 10/27/26 ...... 12,120 12,221
1648957.PS.FTS.B , 14 .29% , 10/27/26 ... 3,586 3,646
1645616.PS.FTS.B , 16 .63% , 10/27/26 ... 3,535 3,606

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1655334.PS.FTS.B , 25 .67% , 10/27/26 ... $ 2,918 $ 3,008
1656189.PS.FTS.B , 13 .7% , 10/28/26 .... 4,265 4,335
1656201.PS.FTS.B , 14 .68% , 10/28/26 ... 1,262 1,276
1647056.PS.FTS.B , 13 .7% , 10/29/26 .... 1,955 1,993
1647023.PS.FTS.B , 16 .33% , 10/29/26 ... 9,259 9,460
1647155.PS.FTS.B , 18 .48% , 10/29/26 ... 9,317 9,685
1650974.PS.FTS.B , 11 .1% , 11/05/26 ..... 5,154 5,116
1660968.PS.FTS.B , 11 .89% , 11/05/26 .... 3,818 3,789
1648693.PS.FTS.B , 12 .7% , 11/05/26 .... 5,849 5,831
1650971.PS.FTS.B , 12 .87% , 11/05/26 .... 8,943 8,888
b
1651400.PS.FTS.B , 13 .13% , 11/05/26 .... 9,738 –
1651085.PS.FTS.B , 25 .6% , 11/05/26 .... 1,887 1,952
1658134.PS.FTS.B , 13 .6% , 11/08/26 .... 1,650 1,648
1651829.PS.FTS.B , 16 .33% , 11/08/26 .... 586 583
1653347.PS.FTS.B , 10 .8% , 11/09/26 .... 3,396 3,379
1666392.PS.FTS.B , 11 .2% , 11/09/26 ..... 2,051 2,040
1651808.PS.FTS.B , 11 .2% , 11/11/26 ..... 1,709 1,700
1651412.PS.FTS.B , 13 .6% , 11/11/26 ..... 8,944 8,911
1652735.PS.FTS.B , 10 .8% , 11/16/26 .... 2,386 2,370
b
1665174.PS.FTS.B , 12 .5% , 11/22/26 .... 17,938 –
1657068.PS.FTS.B , 21 .9% , 11/22/26 .... 6,682 5,977
1657104.PS.FTS.B , 10 .4% , 11/23/26 .... 8,528 8,507
1654979.PS.FTS.B , 11 .1% , 12/05/26 .... 2,615 653
1685577.PS.FTS.B , 28 .23% , 12/14/26 ... 6,824 7,073
1685967.PS.FTS.B , 11 .5% , 12/15/26 .... 5,069 5,037
1679512.PS.FTS.B , 15 .7% , 12/15/26 .... 7,707 7,689
1685961.PS.FTS.B , 18 .48% , 12/15/26 ... 6,012 6,109
1686345.PS.FTS.B , 23% , 12/15/26 ...... 4,368 4,540
1673528.PS.FTS.B , 19% , 12/16/26 ...... 10,093 10,260
1680745.PS.FTS.B , 13 .3% , 12/17/26 .... 4,309 4,312
1687770.PS.FTS.B , 14 .29% , 12/17/26 ... 5,663 5,655
1687689.PS.FTS.B , 16% , 12/17/26 ...... 6,192 6,301
1674248.PS.FTS.B , 16 .5% , 12/17/26 .... 7,877 7,865
1654303.PS.FTS.B , 21 .18% , 12/18/26 ... 4,686 4,068
1688382.PS.FTS.B , 10 .29% , 12/20/26 ... 5,349 5,321
1685184.PS.FTS.B , 12 .4% , 12/25/26 .... 5,565 5,528
1685808.PS.FTS.B , 18 .33% , 12/29/26 ... 4,924 4,932
1681009.PS.FTS.B , 13 .5% , 1/04/27 ..... 3,579 1,979
1679959.PS.FTS.B , 12 .32% , 1/09/27 .... 2,484 1,340
1687871.PS.FTS.B , 12 .7% , 1/12/27 ..... 10,447 10,376
1693777.PS.FTS.B , 13 .41% , 1/12/27 .... 530 525
1688213.PS.FTS.B , 15 .03% , 1/12/27 .... 3,216 3,201
1688252.PS.FTS.B , 16 .33% , 1/12/27 .... 1,304 1,301
1701030.PS.FTS.B , 18 .25% , 1/12/27 .... 10,454 10,628
1687862.PS.FTS.B , 21 .09% , 1/12/27 .... 3,085 3,201
1694182.PS.FTS.B , 21 .18% , 1/12/27 .... 1,554 1,578
1688234.PS.FTS.B , 25 .6% , 1/12/27 ..... 1,837 1,908
1701831.PS.FTS.B , 12 .3% , 1/13/27 ..... 3,847 3,822
1701273.PS.FTS.B , 14 .68% , 1/13/27 .... 7,961 7,907
1688576.PS.FTS.B , 18 .48% , 1/13/27 .... 4,614 4,693
1689002.PS.FTS.B , 19 .23% , 1/13/27 .... 2,560 2,599
1689590.PS.FTS.B , 11 .4% , 1/14/27 ..... 2,278 2,264
1695235.PS.FTS.B , 12 .24% , 1/14/27 .... 4,612 4,608
1695712.PS.FTS.B , 27 .4% , 1/14/27 ..... 1,173 1,219
1701330.PS.FTS.B , 16 .1% , 1/15/27 ..... 4,071 4,134
1703238.PS.FTS.B , 22 .9% , 1/18/27 ..... 1,557 1,623
1698271.PS.FTS.B , 11 .5% , 1/19/27 ..... 4,562 4,539
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1692950.PS.FTS.B , 9 .81% , 1/20/27 ..... $ 6,302 $ 6,273
1692617.PS.FTS.B , 12 .2% , 1/20/27 ..... 4,609 4,586
1701660.PS.FTS.B , 11 .2% , 1/27/27 ..... 4,019 4,026
1702224.PS.FTS.B , 14 .68% , 1/31/27 .... 7,560 7,482
1700619.PS.FTS.B , 10 .53% , 2/05/27 .... 9,458 9,381
1714342.PS.FTS.B , 13 .4% , 2/14/27 ..... 2,453 2,436
1707812.PS.FTS.B , 11 .2% , 2/15/27 ..... 1,784 1,772
1714540.PS.FTS.B , 11 .2% , 2/15/27 ..... 7,135 7,086
1708139.PS.FTS.B , 15 .2% , 2/15/27 ..... 10,315 10,290
1709063.PS.FTS.B , 16 .7% , 2/15/27 ..... 4,867 4,844
1722529.PS.FTS.B , 19% , 3/12/27 ....... 11,818 12,108
1733471.PS.FTS.B , 10 .44% , 3/22/27 .... 9,147 9,070
1732976.PS.FTS.B , 10 .53% , 3/22/27 .... 6,016 5,974
1740175.PS.FTS.B , 10 .7% , 3/22/27 ..... 2,471 2,454
1740124.PS.FTS.B , 11 .61% , 3/22/27 .... 7,541 7,476
1733513.PS.FTS.B , 11 .7% , 3/22/27 ..... 4,391 4,359
1732970.PS.FTS.B , 11 .79% , 3/22/27 .... 4,221 4,185
1732922.PS.FTS.B , 12 .9% , 3/22/27 ..... 14,042 13,919
1733459.PS.FTS.B , 13 .7% , 3/22/27 ..... 14,283 7,482
1742682.PS.FTS.B , 16 .33% , 3/22/27 .... 5,565 5,542
1742649.PS.FTS.B , 16 .8% , 3/22/27 ..... 8,973 8,936
1740148.PS.FTS.B , 18 .33% , 3/22/27 .... 6,866 7,001
1739653.PS.FTS.B , 18 .48% , 3/22/27 .... 9,173 9,353
1709645.PS.FTS.B , 9 .27% , 3/23/27 ..... 14,342 14,206
1734128.PS.FTS.B , 10 .08% , 3/23/27 .... 4,285 3,581
1743894.PS.FTS.B , 10 .29% , 3/23/27 .... 16,402 16,266
b
1744077.PS.FTS.B , 10 .8% , 3/23/27 ..... 5,723 262
1744092.PS.FTS.B , 10 .8% , 3/23/27 ..... 3,511 3,482
1734281.PS.FTS.B , 11 .4% , 3/23/27 ..... 4,374 4,338
1740508.PS.FTS.B , 11 .6% , 3/23/27 ..... 3,151 3,129
1740955.PS.FTS.B , 11 .79% , 3/23/27 .... 10,473 10,385
1733702.PS.FTS.B , 11 .89% , 3/23/27 .... 2,000 1,986
1733807.PS.FTS.B , 12 .32% , 3/23/27 .... 5,065 5,022
1740880.PS.FTS.B , 13 .5% , 3/23/27 ..... 4,901 4,889
1733816.PS.FTS.B , 15 .1% , 3/23/27 ..... 8,709 8,698
1734278.PS.FTS.B , 15 .2% , 3/23/27 ..... 4,392 4,376
1740958.PS.FTS.B , 15 .8% , 3/23/27 ..... 11,068 11,027
1743348.PS.FTS.B , 16 .43% , 3/23/27 .... 10,180 10,388
b
1740997.PS.FTS.B , 16 .8% , 3/23/27 ..... 10,048 1,352
1744065.PS.FTS.B , 16 .8% , 3/23/27 ..... 10,963 9,146
1743540.PS.FTS.B , 17 .29% , 3/23/27 .... 7,635 7,804
1743573.PS.FTS.B , 18 .78% , 3/23/27 .... 4,374 4,462
1741006.PS.FTS.B , 19% , 3/23/27 ....... 3,232 3,297
1741000.PS.FTS.B , 25 .67% , 3/23/27 .... 7,351 7,680
1740316.PS.FTS.B , 28 .23% , 3/23/27 .... 5,162 5,381
1734563.PS.FTS.B , 11 .2% , 3/24/27 ..... 6,439 6,387
1744257.PS.FTS.B , 14% , 3/24/27 ....... 1,801 1,797
1744812.PS.FTS.B , 14 .7% , 3/24/27 ..... 6,518 6,483
1735826.PS.FTS.B , 13 .19% , 3/27/27 .... 10,765 10,751
b
1743544.PS.FTS.B , 16 .4% , 3/28/27 ..... 17,570 2,403
1736876.PS.FTS.B , 19 .3% , 3/29/27 ..... 4,817 5,012
1747200.PS.FTS.B , 27 .4% , 3/29/27 ..... 6,357 6,806
1742146.PS.FTS.B , 10 .7% , 3/31/27 ..... 3,881 3,844
1630147.PS.FTS.B , 14 .38% , 3/31/27 .... 9,252 9,215
1740187.PS.FTS.B , 15 .1% , 4/01/27 ..... 2,304 2,292
1741336.PS.FTS.B , 25 .9% , 4/01/27 ..... 3,859 4,039
1749478.PS.FTS.B , 11 .5% , 4/05/27 ..... 2,696 2,662

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1749460.PS.FTS.B , 11 .7% , 4/05/27 ..... $ 3,052 $ 3,010
1752540.PS.FTS.B , 11 .7% , 4/05/27 ..... 8,720 8,601
1740496.PS.FTS.B , 14 .19% , 4/05/27 .... 4,218 4,197
1742810.PS.FTS.B , 16 .7% , 4/05/27 ..... 1,863 1,842
b
1741168.PS.FTS.B , 18 .93% , 4/05/27 .... 15,442 442
1743101.PS.FTS.B , 10 .5% , 4/06/27 ..... 1,715 1,692
1743137.PS.FTS.B , 10 .5% , 4/06/27 ..... 8,576 8,462
1753416.PS.FTS.B , 13 .6% , 4/06/27 ..... 2,800 2,763
1743125.PS.FTS.B , 14 .7% , 4/06/27 ..... 9,078 8,983
1752906.PS.FTS.B , 16 .33% , 4/06/27 .... 6,491 6,421
1750213.PS.FTS.B , 25 .6% , 4/06/27 ..... 1,196 307
1750876.PS.FTS.B , 10 .29% , 4/07/27 .... 14,964 14,769
1744037.PS.FTS.B , 10 .5% , 4/07/27 ..... 6,432 6,348
1744580.PS.FTS.B , 11 .2% , 4/07/27 ..... 4,213 934
1750606.PS.FTS.B , 12% , 4/07/27 ....... 3,962 3,924
1744541.PS.FTS.B , 12 .2% , 4/07/27 ..... 15,364 15,160
1753842.PS.FTS.B , 12 .2% , 4/07/27 ..... 4,389 4,332
1754328.PS.FTS.B , 13 .1% , 4/07/27 ..... 4,616 1,029
1744553.PS.FTS.B , 14 .53% , 4/07/27 .... 4,486 4,433
1753656.PS.FTS.B , 14 .6% , 4/07/27 ..... 11,351 11,237
1744559.PS.FTS.B , 14 .89% , 4/07/27 .... 1,856 1,832
1751047.PS.FTS.B , 19 .3% , 4/07/27 ..... 11,868 12,026
1750600.PS.FTS.B , 23% , 4/07/27 ....... 6,932 7,145
1755057.PS.FTS.B , 11 .2% , 4/08/27 ..... 24,070 5,159
1755237.PS.FTS.B , 16 .02% , 4/08/27 .... 5,311 5,379
1744907.PS.FTS.B , 17 .59% , 4/08/27 .... 1,188 1,204
1755927.PS.FTS.B , 11 .89% , 4/11/27 ..... 3,934 3,886
1752289.PS.FTS.B , 16 .5% , 4/11/27 ..... 9,293 9,209
1746119.PS.FTS.B , 18 .13% , 4/11/27 ..... 4,981 4,935
b
1747364.PS.FTS.B , 11 .16% , 4/12/27 .... 8,300 –
1752915.PS.FTS.B , 12 .5% , 4/12/27 ..... 11,074 10,925
1757922.PS.FTS.B , 14 .67% , 4/13/27 .... 4,537 4,501
1749839.PS.FTS.B , 25 .6% , 4/14/27 ..... 7,778 8,070
1733504.PS.FTS.B , 11 .6% , 4/15/27 ..... 5,756 5,699
1744277.PS.FTS.B , 14 .39% , 4/15/27 .... 4,544 4,498
1751044.PS.FTS.B , 14 .7% , 4/15/27 ..... 11,406 11,291
1749974.PS.FTS.B , 23 .31% , 4/15/27 .... 3,659 949
1755429.PS.FTS.B , 10 .5% , 4/16/27 ..... 4,296 4,244
1734263.PS.FTS.B , 16 .33% , 4/16/27 .... 9,453 9,408
1734857.PS.FTS.B , 10 .5% , 4/17/27 ..... 1,304 1,291
1749754.PS.FTS.B , 25 .9% , 4/17/27 ..... 5,803 5,982
1742819.PS.FTS.B , 11 .7% , 4/19/27 ..... 5,528 5,454
1744568.PS.FTS.B , 12% , 4/20/27 ....... 5,295 5,226
1747212.PS.FTS.B , 13 .48% , 4/22/27 .... 11,437 11,338
1734077.PS.FTS.B , 14% , 4/22/27 ....... 3,510 3,493
1744227.PS.FTS.B , 16% , 4/22/27 ....... 9,135 7,910
1734284.PS.FTS.B , 16 .9% , 4/22/27 ..... 949 968
1752903.PS.FTS.B , 21 .18% , 4/30/27 .... 12,485 12,612
1743944.PS.FTS.B , 24 .2% , 4/30/27 ..... 2,357 603
1750621.PS.FTS.B , 17 .37% , 5/01/27 .... 4,987 5,051
1744730.PS.FTS.B , 16 .02% , 5/06/27 .... 4,586 2,665
1744034.PS.FTS.B , 19% , 5/10/27 ....... 5,550 5,619
1760306.PS.FTS.B , 22 .5% , 5/20/27 ..... 4,005 4,196
1744574.PS.FTS.B , 19% , 7/21/27 ....... 1,961 476
1739848.PS.FTS.B , 21 .9% , 9/22/27 ..... 4,584 4,791
1691244.PS.FTS.B , 14 .7% , 9/30/27 ..... 5,933 3,569
1678714.PS.FTS.B , 25 .2% , 11/14/27 .... 10,679 11,078
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1755876.PS.FTS.B , 19 .3% , 3/31/28 ..... $ 11,016 $ 11,165
b
1743513.PS.FTS.B , 11 .4% , 3/23/35 ..... 464 38
b
1734275.PS.FTS.B , 15% , 3/23/35 ....... 3,250 –
b
1740631.PS.FTS.B , 22 .6% , 3/23/35 ..... 140 2
b
1739659.PS.FTS.B , 22 .03% , 3/25/35 .... 200 7
1735736.PS.FTS.B , 24 .99% , 3/25/35 .... 31 14
b
1740193.PS.FTS.B , 12 .9% , 3/29/35 ..... 8 –
b
1753815.PS.FTS.B , 18 .9% , 4/07/35 ..... 40 13
1752298.PS.FTS.B , 15 .8% , 4/25/35 ..... 6,631 6,351
b
1750204.PS.FTS.B , 15 .29% , 7/12/35 .... 2,601 –
991,340
Upgrade, Inc. - Card
992304599.UG.FTS.B , 28 .98% , 8/14/25 .. 39 39
992081607.UG.FTS.B , 29 .48% , 8/19/25 .. 61 62
992474651.UG.FTS.B , 29 .46% , 8/20/25 .. 16 16
992157584.UG.FTS.B , 28 .98% , 10/08/25 . 386 156
992131355.UG.FTS.B , 29 .49% , 10/08/25 . 67 11
991996150.UG.FTS.B , 28 .98% , 10/09/25 . 82 76
992100757.UG.FTS.B , 29 .48% , 11/09/25 . 30 31
b
992162625.UG.FTS.B , 16 .99% , 11/19/25 . 37 3
992573827.UG.FTS.B , 19 .99% , 11/19/25 . 539 93
992405476.UG.FTS.B , 29 .45% , 11/20/25 . 71 73
992395091.UG.FTS.B , 29 .49% , 11/20/25 . 74 76
992382150.UG.FTS.B , 29 .49% , 12/20/25 . 2 2
992011909.UG.FTS.B , 29 .49% , 1/09/26 .. 78 80
992361782.UG.FTS.B , 29 .48% , 1/19/26 .. 104 108
992246618.UG.FTS.B , 28 .98% , 3/11/26 .. 50 51
b
992452704.UG.FTS.B , 19 .99% , 3/19/26 .. 131 9
992196449.UG.FTS.B , 29 .49% , 4/18/26 .. 103 106
b
992597371.UG.FTS.B , 29 .49% , 4/20/26 .. 147 10
992237498.UG.FTS.B , 15 .97% , 5/30/26 .. 4,061 4,137
992088318.UG.FTS , 0 .17% , 6/01/26 ..... 14 14
b
992340621.UG.FTS.B , 28 .98% , 6/17/26 .. 120 94
992217550.UG.FTS.B , 28 .98% , 6/20/26 .. 115 119
992083215.UG.FTS.B , 29 .49% , 6/20/26 .. 61 50
992514855.UG.FTS.B , 29 .49% , 7/20/26 .. 60 47
992425148.UG.FTS.B , 28 .98% , 8/20/26 .. 172 179
992485527.UG.FTS.B , 29 .49% , 8/20/26 .. 130 104
992159329.UG.FTS.B , 21 .98% , 8/29/26 .. 106 107
992238434.UG.FTS.B , 28 .98% , 9/12/26 .. 398 411
992038832.UG.FTS.B , 28 .98% , 12/09/26 . 706 527
992220224.UG.FTS.B , 19 .99% , 4/04/27 .. 1,468 168
991994026.UG.FTS.B , 29 .49% , 4/09/27 .. 1,700 415
992277625.UG.FTS.B , 15 .99% , 4/13/27 .. 68 68
992296704.UG.FTS.B , 16 .99% , 4/15/27 .. 1,249 1,309
b
992430690.UG.FTS.B , 29 .49% , 5/18/27 .. 610 430
992239940.UG.FTS.B , 15 .99% , 7/06/27 .. 639 669
992193819.UG.FTS.B , 22 .36% , 11/29/27 . 76 79
992002435.UG.FTS.B , 28 .98% , 12/08/28 . 243 29
992058890.UG.FTS.B , 29 .49% , 1/18/29 .. 110 112
992156587.UG.FTS.B , 29 .49% , 9/09/29 .. 220 103
b
991979851.UG.FTS.B , 28 .98% , 2/23/30 .. 22 1
b
992054524.UG.FTS.B , 17 .99% , 3/05/30 .. 71 5

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
b
991993120.UG.FTS.B , 28 .98% , 3/09/30 .. $ 5 $ –
b
992013223.UG.FTS.B , 29 .49% , 3/09/30 .. 51 4
992189183.UG.FTS.B , 29 .49% , 3/09/30 .. 704 721
992204979.UG.FTS.B , 29 .49% , 3/09/30 .. 130 133
b
992073990.UG.FTS.B , 19 .99% , 3/19/30 .. 71 5
b
992092299.UG.FTS.B , 21 .98% , 3/20/30 .. 279 19
b
992099891.UG.FTS.B , 29 .49% , 3/20/30 .. 7 1
b
992289091.UG.FTS.B , 20 .97% , 4/12/30 .. 58 4
b
992289614.UG.FTS.B , 28 .98% , 4/12/30 .. 80 68
b
992345562.UG.FTS.B , 28 .98% , 4/18/30 .. 32 2
b
992394901.UG.FTS.B , 28 .98% , 4/18/30 .. 171 12
b
992338159.UG.FTS.B , 29 .48% , 4/18/30 .. 187 –
b
992368413.UG.FTS.B , 19 .99% , 4/20/30 .. 108 8
b
992524050.UG.FTS.B , 28 .98% , 4/20/30 .. 20 1
b
992376821.UG.FTS.B , 29 .48% , 4/20/30 .. 268 18
b
992182530.UG.FTS.B , 19 .99% , 5/09/30 .. 26 2
b
992143879.UG.FTS.B , 29 .49% , 5/09/30 .. 38 3
992003521.UG.FTS.B , 17 .99% , 6/01/30 .. 1 1
b
991951985.UG.FTS.B , 28 .98% , 6/06/30 .. 163 11
992101807.UG.FTS.B , 29 .49% , 6/23/30 .. 55 55
992210631.UG.FTS.B , 18 .97% , 7/01/30 .. 4 4
992254629.UG.FTS.B , 17 .99% , 7/06/30 .. 90 90
992189172.UG.FTS.B , 28 .98% , 7/09/30 .. 66 67
991984558.UG.FTS.B , 29 .49% , 7/09/30 .. 16 16
992355254.UG.FTS.B , 28 .98% , 7/18/30 .. 1 1
b
992394519.UG.FTS.B , 28 .98% , 7/18/30 .. 22 1
992057082.UG.FTS.B , 29 .46% , 7/18/30 .. 51 51
992120728.UG.FTS.B , 29 .46% , 7/20/30 .. 2 2
992172097.UG.FTS.B , 29 .46% , 7/20/30 .. 13 2
b
992347993.UG.FTS.B , 29 .49% , 7/21/30 .. 99 7
11,488
Upstart Network, Inc.
L2782850.UP.FTS.B , 16 .52% , 8/14/25 .... 615 606
L2781760.UP.FTS.B , 22 .09% , 8/14/25 .... 487 480
FW2787195.UP.FTS.B , 24 .53% , 8/14/25 .. 1,423 1,337
b
FW2787085.UP.FTS.B , 24 .9% , 8/28/25 ... 802 58
b
L2262597.UP.FTS.B , 16 .24% , 10/16/25 ... 1,210 87
FW2263191.UP.FTS.B , 28 .73% , 10/16/25 . 1,166 1,035
b
FW2267398.UP.FTS.B , 15 .02% , 10/17/25 . 910 66
b
FW2780647.UP.FTS.B , 19 .08% , 1/14/26 .. 3,102 222
L2789538.UP.FTS.B , 23 .38% , 1/14/26 .... 4,430 4,365
L1721509.UP.FTS.B , 11 .2% , 9/16/26 ..... 6,086 5,968
FW1720612.UP.FTS.B , 11 .37% , 9/16/26 .. 3,661 3,590
FW1721436.UP.FTS.B , 14 .47% , 9/16/26 .. 5,537 5,468
L1720338.UP.FTS.B , 15 .39% , 9/16/26 .... 4,890 4,830
L1721497.UP.FTS.B , 16 .37% , 9/16/26 .... 2,640 2,609
FW1720748.UP.FTS.B , 16 .61% , 9/16/26 .. 1,658 1,638
L1722523.UP.FTS.B , 21 .72% , 9/16/26 .... 1,250 1,228
FW1722389.UP.FTS.B , 21 .83% , 9/16/26 .. 9,749 6,999
L1701780.UP.FTS.B , 26 .48% , 9/16/26 .... 3,687 3,628
FW1721156.UP.FTS.B , 26 .95% , 9/16/26 .. 8,447 8,313
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1720986.UP.FTS.B , 30 .57% , 9/16/26 .. $ 295 $ 291
FW1720294.UP.FTS.B , 30 .66% , 9/16/26 .. 1,007 992
L1892951.UP.FTS.B , 14 .33% , 10/21/26 ... 1,030 1,014
L1893967.UP.FTS.B , 14 .49% , 10/21/26 ... 632 620
L1890982.UP.FTS.B , 16 .75% , 10/21/26 ... 2,465 2,439
b
FW1894387.UP.FTS.B , 17 .87% , 10/21/26 . 2,455 384
FW1894844.UP.FTS.B , 18 .47% , 10/21/26 . 8,311 8,180
L1894129.UP.FTS.B , 19 .51% , 10/21/26 ... 1,237 875
L1889041.UP.FTS.B , 19 .76% , 10/21/26 ... 552 544
L1893140.UP.FTS.B , 24 .95% , 10/21/26 ... 706 696
L1890870.UP.FTS.B , 25 .37% , 10/21/26 ... 2,097 2,066
FW1893402.UP.FTS.B , 27 .14% , 10/21/26 . 2,451 2,415
L1892234.UP.FTS.B , 27 .37% , 10/21/26 ... 4,878 4,811
FW1891795.UP.FTS.B , 28 .39% , 10/21/26 . 4,997 1,364
FW1892884.UP.FTS.B , 28 .78% , 10/21/26 . 972 959
FW1890284.UP.FTS.B , 30 .97% , 10/21/26 . 848 837
L2015861.UP.FTS.B , 9 .46% , 11/10/26 .... 3,157 3,078
L2000658.UP.FTS.B , 11 .67% , 11/10/26 ... 6,376 6,239
FW2017263.UP.FTS.B , 13 .09% , 11/10/26 . 9,095 4,802
L2017795.UP.FTS.B , 13 .15% , 11/10/26 ... 1,759 1,723
L2016861.UP.FTS.B , 14 .32% , 11/10/26 ... 5,911 5,790
L2016450.UP.FTS.B , 15 .84% , 11/10/26 ... 2,821 2,783
FW2017922.UP.FTS.B , 16 .45% , 11/10/26 . 5,510 5,399
L2017365.UP.FTS.B , 19 .49% , 11/10/26 ... 11,579 11,360
L2018057.UP.FTS.B , 20 .23% , 11/10/26 ... 7,619 7,458
L2012751.UP.FTS.B , 20 .27% , 11/10/26 ... 4,479 4,395
L2018362.UP.FTS.B , 20 .61% , 11/10/26 ... 1,203 1,180
L2015725.UP.FTS.B , 22 .82% , 11/10/26 ... 627 614
L2018147.UP.FTS.B , 23 .34% , 11/10/26 ... 4,902 4,803
L2018074.UP.FTS.B , 23 .36% , 11/10/26 ... 2,460 2,409
L2010804.UP.FTS.B , 24 .21% , 11/10/26 ... 6,181 6,059
L2017556.UP.FTS.B , 25 .05% , 11/10/26 ... 1,426 1,398
L2017313.UP.FTS.B , 25 .23% , 11/10/26 ... 1,833 1,798
b
FW2017724.UP.FTS.B , 26 .2% , 11/10/26 .. 1,880 293
FW2018097.UP.FTS.B , 28 .2% , 11/10/26 .. 747 732
FW2017283.UP.FTS.B , 29 .28% , 11/10/26 . 2,192 2,152
FW2016668.UP.FTS.B , 29 .41% , 11/10/26 . 3,067 3,011
FW2016021.UP.FTS.B , 29 .96% , 11/10/26 . 6,090 5,980
FW2017531.UP.FTS.B , 30 .14% , 11/10/26 . 3,379 3,317
FW2015923.UP.FTS.B , 30 .28% , 11/10/26 . 3,550 3,486
FW2016098.UP.FTS.B , 30 .28% , 11/10/26 . 711 698
FW2015746.UP.FTS.B , 30 .57% , 11/10/26 . 1,295 1,271
FW2017369.UP.FTS.B , 30 .83% , 11/10/26 . 1,340 1,316
FW2015784.UP.FTS.B , 31 .24% , 11/10/26 . 1,033 1,014
FW2015624.UP.FTS.B , 24 .49% , 11/15/26 . 2,472 2,423
L1890702.UP.FTS.B , 25 .43% , 11/19/26 ... 2,519 2,483
FW2017448.UP.FTS.B , 26 .97% , 11/20/26 . 918 645
FW2110828.UP.FTS.B , 6% , 11/24/26 .... 685 194
L2111539.UP.FTS.B , 8 .17% , 11/24/26 .... 2,604 2,540
FW2112522.UP.FTS.B , 10 .63% , 11/24/26 . 272 268
L2110925.UP.FTS.B , 12 .01% , 11/24/26 ... 10,399 10,196
L2112036.UP.FTS.B , 13 .1% , 11/24/26 .... 527 517
L2112445.UP.FTS.B , 15 .34% , 11/24/26 ... 1,091 1,080
L2111566.UP.FTS.B , 15 .86% , 11/24/26 ... 1,833 1,815
L2111428.UP.FTS.B , 15 .89% , 11/24/26 ... 1,942 1,921
L2111907.UP.FTS.B , 16 .75% , 11/24/26 ... 1,114 1,103
FW2112554.UP.FTS.B , 17 .97% , 11/24/26 . 11,389 11,276

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2103098.UP.FTS.B , 18 .1% , 11/24/26 .. $ 1,514 $ 1,492
L2112204.UP.FTS.B , 18 .12% , 11/24/26 ... 2,198 2,175
L2111433.UP.FTS.B , 19 .56% , 11/24/26 ... 1,936 1,907
L2110920.UP.FTS.B , 20% , 11/24/26 ..... 5,040 4,968
FW2112337.UP.FTS.B , 20 .38% , 11/24/26 . 4,316 1,206
L2111070.UP.FTS.B , 20 .97% , 11/24/26 ... 1,209 1,192
FW2110697.UP.FTS.B , 21 .79% , 11/24/26 . 5,542 5,454
L2111001.UP.FTS.B , 22 .12% , 11/24/26 ... 827 814
b
L2109591.UP.FTS.B , 22 .25% , 11/24/26 ... 10,649 920
L2111688.UP.FTS.B , 25 .07% , 11/24/26 ... 1,041 1,027
FW2111387.UP.FTS.B , 25 .36% , 11/24/26 . 2,346 2,315
L2112349.UP.FTS.B , 25 .4% , 11/24/26 .... 4,176 4,121
L2111206.UP.FTS.B , 25 .46% , 11/24/26 ... 877 864
L2111177.UP.FTS.B , 25 .59% , 11/24/26 ... 3,495 963
FW2109993.UP.FTS.B , 28 .34% , 11/24/26 . 2,167 2,140
FW2112225.UP.FTS.B , 30 .05% , 11/24/26 . 330 326
FW2111816.UP.FTS.B , 30 .78% , 11/24/26 . 1,026 1,015
FW2112102.UP.FTS.B , 31 .76% , 11/24/26 . 3,597 3,557
L2016863.UP.FTS.B , 13 .15% , 11/25/26 ... 1,958 503
FW2111859.UP.FTS.B , 16 .21% , 11/28/26 . 3,300 3,266
FW2264096.UP.FTS.B , 8 .01% , 12/16/26 .. 3,087 3,008
L2266515.UP.FTS.B , 8 .1% , 12/16/26 .... 2,506 2,443
L2264632.UP.FTS.B , 8 .24% , 12/16/26 .... 6,917 6,740
L2233679.UP.FTS.B , 10 .15% , 12/16/26 ... 2,304 2,246
L2256936.UP.FTS.B , 11 .09% , 12/16/26 ... 7,193 7,041
L2261890.UP.FTS.B , 11 .17% , 12/16/26 ... 5,437 5,320
FW2263431.UP.FTS.B , 12 .09% , 12/16/26 . 2,557 2,503
L2262690.UP.FTS.B , 13 .04% , 12/16/26 ... 3,149 3,084
FW2263216.UP.FTS.B , 14 .33% , 12/16/26 . 377 370
FW2263771.UP.FTS.B , 14 .5% , 12/16/26 .. 2,850 2,791
FW2262525.UP.FTS.B , 14 .73% , 12/16/26 . 11,389 11,157
L2266678.UP.FTS.B , 14 .84% , 12/16/26 ... 4,943 4,843
L2266887.UP.FTS.B , 15 .02% , 12/16/26 ... 2,669 2,636
FW2266772.UP.FTS.B , 15 .05% , 12/16/26 . 3,019 2,981
FW2265961.UP.FTS.B , 16 .27% , 12/16/26 . 2,324 2,296
L2265506.UP.FTS.B , 16 .32% , 12/16/26 ... 3,028 2,977
L2261462.UP.FTS.B , 16 .62% , 12/16/26 ... 1,288 1,272
L2262304.UP.FTS.B , 17 .3% , 12/16/26 .... 5,122 5,061
L2261255.UP.FTS.B , 17 .42% , 12/16/26 ... 14,244 14,073
b
L2261469.UP.FTS.B , 19 .7% , 12/16/26 .... 1,604 116
L2260922.UP.FTS.B , 19 .74% , 12/16/26 ... 2,857 2,801
L2265533.UP.FTS.B , 19 .85% , 12/16/26 ... 4,436 3,002
L2262271.UP.FTS.B , 20 .02% , 12/16/26 ... 3,710 3,646
FW2262822.UP.FTS.B , 20 .38% , 12/16/26 . 1,233 1,209
L2262115.UP.FTS.B , 20 .57% , 12/16/26 ... 894 879
L2266172.UP.FTS.B , 21 .62% , 12/16/26 ... 1,462 1,435
FW2265342.UP.FTS.B , 21 .77% , 12/16/26 . 1,465 1,438
L2264438.UP.FTS.B , 21 .8% , 12/16/26 .... 2,043 2,020
FW2242546.UP.FTS.B , 21 .96% , 12/16/26 . 4,575 4,497
b
L2262151.UP.FTS.B , 23 .18% , 12/16/26 ... 10,672 596
L2266895.UP.FTS.B , 23 .57% , 12/16/26 ... 1,715 1,684
L2262668.UP.FTS.B , 24 .03% , 12/16/26 ... 1,423 1,398
L2263485.UP.FTS.B , 24 .71% , 12/16/26 ... 870 855
FW2263757.UP.FTS.B , 24 .74% , 12/16/26 . 3,254 3,197
FW2263559.UP.FTS.B , 24 .81% , 12/16/26 . 3,328 3,267
FW2266843.UP.FTS.B , 24 .86% , 12/16/26 . 1,307 1,285
L2264771.UP.FTS.B , 25 .35% , 12/16/26 ... 854 600
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2262592.UP.FTS.B , 25 .43% , 12/16/26 ... $ 351 $ 347
L2236916.UP.FTS.B , 25 .5% , 12/16/26 .... 1,758 1,727
FW2265341.UP.FTS.B , 25 .64% , 12/16/26 . 4,398 4,322
FW2263939.UP.FTS.B , 26 .78% , 12/16/26 . 1,667 1,639
FW2266619.UP.FTS.B , 27 .46% , 12/16/26 . 1,665 1,637
FW2260718.UP.FTS.B , 28 .56% , 12/16/26 . 913 898
FW2264712.UP.FTS.B , 28 .97% , 12/16/26 . 994 978
FW2264681.UP.FTS.B , 29 .13% , 12/16/26 . 1,837 1,807
FW2261708.UP.FTS.B , 30 .67% , 12/16/26 . 1,528 1,058
FW2266558.UP.FTS.B , 30 .86% , 12/16/26 . 939 924
FW2266459.UP.FTS.B , 30 .98% , 12/16/26 . 519 511
FW2260770.UP.FTS.B , 31 .08% , 12/16/26 . 705 694
FW2270153.UP.FTS.B , 7 .21% , 12/17/26 .. 1,424 1,389
FW2269719.UP.FTS.B , 7 .26% , 12/17/26 .. 4,140 2,674
L2269403.UP.FTS.B , 7 .47% , 12/17/26 .... 5,063 4,934
L2269259.UP.FTS.B , 8 .25% , 12/17/26 .... 1,033 1,006
L2268096.UP.FTS.B , 8 .29% , 12/17/26 .... 8,262 8,052
L2267269.UP.FTS.B , 8 .51% , 12/17/26 .... 5,184 5,053
L2271105.UP.FTS.B , 9 .17% , 12/17/26 .... 10,556 10,304
FW2267252.UP.FTS.B , 9 .41% , 12/17/26 .. 194 191
L2266480.UP.FTS.B , 10 .61% , 12/17/26 ... 1,253 1,226
FW2269561.UP.FTS.B , 11 .28% , 12/17/26 . 2,308 2,260
L2263798.UP.FTS.B , 11 .32% , 12/17/26 ... 9,681 9,479
L2270002.UP.FTS.B , 11 .76% , 12/17/26 ... 1,635 1,601
L2270705.UP.FTS.B , 12 .61% , 12/17/26 ... 3,680 3,604
L2269154.UP.FTS.B , 12 .96% , 12/17/26 ... 7,562 7,402
b
FW2269825.UP.FTS.B , 13 .55% , 12/17/26 . 2,303 166
L2264006.UP.FTS.B , 13 .57% , 12/17/26 ... 3,983 2,642
L2269188.UP.FTS.B , 14 .18% , 12/17/26 ... 2,038 1,996
FW2259052.UP.FTS.B , 14 .44% , 12/17/26 . 2,658 2,603
L2267899.UP.FTS.B , 15 .39% , 12/17/26 ... 3,834 3,757
L2269989.UP.FTS.B , 15 .72% , 12/17/26 ... 11,561 11,418
L2269665.UP.FTS.B , 16 .5% , 12/17/26 .... 6,268 6,194
L2269419.UP.FTS.B , 17% , 12/17/26 ..... 4,224 1,110
L2270652.UP.FTS.B , 17 .8% , 12/17/26 .... 1,111 1,098
FW2270802.UP.FTS.B , 17 .83% , 12/17/26 . 397 392
L2270265.UP.FTS.B , 18 .3% , 12/17/26 .... 799 790
L2267799.UP.FTS.B , 18 .33% , 12/17/26 ... 2,805 2,772
FW2268753.UP.FTS.B , 19 .71% , 12/17/26 . 2,059 2,035
L2267364.UP.FTS.B , 20 .36% , 12/17/26 ... 904 888
L2268745.UP.FTS.B , 20 .6% , 12/17/26 .... 1,979 540
L2268926.UP.FTS.B , 20 .65% , 12/17/26 ... 11,160 10,963
L2268079.UP.FTS.B , 20 .72% , 12/17/26 ... 1,611 1,582
L2270132.UP.FTS.B , 20 .75% , 12/17/26 ... 619 608
b
L2270631.UP.FTS.B , 21 .07% , 12/17/26 ... 6,278 952
L2268043.UP.FTS.B , 21 .67% , 12/17/26 ... 21,302 20,931
FW2268457.UP.FTS.B , 22 .16% , 12/17/26 . 4,839 4,752
FW2263842.UP.FTS.B , 22 .41% , 12/17/26 . 6,378 6,261
L2214006.UP.FTS.B , 22 .76% , 12/17/26 ... 300 295
FW2267880.UP.FTS.B , 23 .11% , 12/17/26 . 4,262 4,191
FW2271155.UP.FTS.B , 23 .14% , 12/17/26 . 5,121 5,028
FW2270621.UP.FTS.B , 23 .29% , 12/17/26 . 1,846 1,813
L2267371.UP.FTS.B , 23 .36% , 12/17/26 ... 557 547
FW2270716.UP.FTS.B , 24 .09% , 12/17/26 . 2,157 2,119
FW2268352.UP.FTS.B , 24 .36% , 12/17/26 . 1,393 1,369
L2269673.UP.FTS.B , 24 .46% , 12/17/26 ... 433 426
b
L2268401.UP.FTS.B , 25 .14% , 12/17/26 ... 1,748 273

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2268106.UP.FTS.B , 25 .26% , 12/17/26 ... $ 9,818 $ 9,652
b
FW2265199.UP.FTS.B , 27 .31% , 12/17/26 . 2,835 202
FW2267234.UP.FTS.B , 28 .03% , 12/17/26 . 500 492
b
FW2271113.UP.FTS.B , 29 .49% , 12/17/26 . 1,855 293
FW2260471.UP.FTS.B , 30 .04% , 12/17/26 . 3,746 2,654
FW2260486.UP.FTS.B , 30 .33% , 12/17/26 . 6,983 6,875
FW2266749.UP.FTS.B , 30 .39% , 12/17/26 . 606 597
FW2267969.UP.FTS.B , 31 .13% , 12/17/26 . 1,928 1,899
FW2269656.UP.FTS.B , 31 .22% , 12/17/26 . 756 744
FW2266605.UP.FTS.B , 31 .38% , 12/17/26 . 1,133 1,115
FW2266148.UP.FTS.B , 14 .03% , 12/21/26 . 1,976 1,314
L2269424.UP.FTS.B , 8 .98% , 12/28/26 .... 4,037 3,932
L2261820.UP.FTS.B , 15 .32% , 12/28/26 ... 18,855 18,474
FW2267947.UP.FTS.B , 20 .33% , 12/28/26 . 2,599 2,549
L2474331.UP.FTS.B , 5 .25% , 1/20/27 .... 3,437 3,322
L2471525.UP.FTS.B , 5 .57% , 1/20/27 .... 13,888 13,426
L2475014.UP.FTS.B , 5 .92% , 1/20/27 .... 306 298
L2475724.UP.FTS.B , 7 .86% , 1/20/27 .... 3,545 3,454
L2473450.UP.FTS.B , 8 .65% , 1/20/27 .... 9,100 8,866
FW2473955.UP.FTS.B , 8 .68% , 1/20/27 ... 1,010 989
FW2473331.UP.FTS.B , 9 .04% , 1/20/27 ... 5,608 5,476
L2474865.UP.FTS.B , 9 .49% , 1/20/27 .... 1,271 1,243
L2474080.UP.FTS.B , 9 .61% , 1/20/27 .... 3,455 3,367
L2472065.UP.FTS.B , 9 .95% , 1/20/27 .... 2,784 2,713
L2471859.UP.FTS.B , 12 .54% , 1/20/27 .... 5,789 5,668
L2474658.UP.FTS.B , 12 .78% , 1/20/27 .... 1,936 1,896
L2471480.UP.FTS.B , 13 .4% , 1/20/27 .... 1,042 816
L2473476.UP.FTS.B , 14% , 1/20/27 ...... 2,512 2,462
L2471439.UP.FTS.B , 14 .4% , 1/20/27 .... 436 427
L2472468.UP.FTS.B , 14 .46% , 1/20/27 .... 2,380 2,331
L2474447.UP.FTS.B , 14 .59% , 1/20/27 .... 1,748 1,712
L2475028.UP.FTS.B , 14 .75% , 1/20/27 .... 1,991 1,951
FW2471019.UP.FTS.B , 15 .35% , 1/20/27 .. 429 420
L2474491.UP.FTS.B , 15 .9% , 1/20/27 .... 1,785 1,764
L2471752.UP.FTS.B , 16 .14% , 1/20/27 .... 2,435 2,408
L2471471.UP.FTS.B , 19 .65% , 1/20/27 .... 2,779 2,733
L2474729.UP.FTS.B , 20 .39% , 1/20/27 .... 4,297 4,221
L2473064.UP.FTS.B , 21 .2% , 1/20/27 .... 552 543
L2473306.UP.FTS.B , 21 .55% , 1/20/27 .... 2,638 2,593
FW2475846.UP.FTS.B , 23 .25% , 1/20/27 .. 2,015 1,980
FW2474184.UP.FTS.B , 23 .79% , 1/20/27 .. 2,064 2,030
FW2473402.UP.FTS.B , 24 .11% , 1/20/27 .. 8,107 7,975
L2472023.UP.FTS.B , 24 .83% , 1/20/27 .... 1,227 1,207
L2471728.UP.FTS.B , 25 .34% , 1/20/27 .... 4,760 4,684
L2471667.UP.FTS.B , 25 .39% , 1/20/27 .... 3,569 3,513
b
FW2475280.UP.FTS.B , 27 .6% , 1/20/27 ... 6,628 1,053
FW2475302.UP.FTS.B , 30 .28% , 1/20/27 .. 2,328 2,295
FW2473987.UP.FTS.B , 30 .82% , 1/20/27 .. 526 519
FW2473631.UP.FTS.B , 30 .87% , 1/20/27 .. 571 563
FW2474925.UP.FTS.B , 31 .01% , 1/20/27 .. 785 619
FW2475230.UP.FTS.B , 31 .1% , 1/20/27 ... 808 553
FW2473891.UP.FTS.B , 31 .57% , 1/20/27 .. 3,462 3,412
L2477575.UP.FTS.B , 4 .96% , 1/21/27 .... 3,300 3,204
FW2478227.UP.FTS.B , 5 .11% , 1/21/27 ... 3,789 3,662
L2478495.UP.FTS.B , 5 .12% , 1/21/27 .... 3,447 3,331
L2446259.UP.FTS.B , 5 .18% , 1/21/27 .... 3,351 3,241
L2478466.UP.FTS.B , 5 .39% , 1/21/27 .... 3,795 3,668
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2478450.UP.FTS.B , 5 .42% , 1/21/27 .... $ 2,078 $ 2,008
L2480061.UP.FTS.B , 5 .73% , 1/21/27 .... 3,871 3,747
L2459372.UP.FTS.B , 5 .76% , 1/21/27 .... 5,224 5,050
L2477090.UP.FTS.B , 5 .84% , 1/21/27 .... 2,091 2,021
L2477803.UP.FTS.B , 6 .01% , 1/21/27 .... 14,523 14,043
L2477744.UP.FTS.B , 6 .17% , 1/21/27 .... 12,964 12,533
L2477424.UP.FTS.B , 6 .43% , 1/21/27 .... 7,035 6,802
L2480644.UP.FTS.B , 6 .59% , 1/21/27 .... 8,815 8,524
L2480479.UP.FTS.B , 6 .6% , 1/21/27 ..... 2,257 2,183
L2480622.UP.FTS.B , 6 .63% , 1/21/27 .... 11,292 10,919
L2478510.UP.FTS.B , 7 .06% , 1/21/27 .... 496 481
L2461602.UP.FTS.B , 7 .51% , 1/21/27 .... 17,886 17,423
L2478233.UP.FTS.B , 7 .75% , 1/21/27 .... 1,437 1,400
FW2480389.UP.FTS.B , 7 .87% , 1/21/27 ... 2,698 2,628
L2477326.UP.FTS.B , 8 .52% , 1/21/27 .... 9,084 8,850
L2480346.UP.FTS.B , 8 .56% , 1/21/27 .... 806 787
L2481499.UP.FTS.B , 9 .01% , 1/21/27 .... 1,342 1,308
L2477347.UP.FTS.B , 9 .48% , 1/21/27 .... 627 611
FW2478172.UP.FTS.B , 9 .55% , 1/21/27 ... 2,330 1,511
L2477329.UP.FTS.B , 9 .62% , 1/21/27 .... 3,326 3,241
L2477858.UP.FTS.B , 9 .8% , 1/21/27 ..... 9,065 8,835
L2480599.UP.FTS.B , 9 .99% , 1/21/27 .... 8,491 8,306
FW2479183.UP.FTS.B , 10 .05% , 1/21/27 .. 3,161 3,093
L2480405.UP.FTS.B , 10 .65% , 1/21/27 .... 2,252 2,204
FW2478301.UP.FTS.B , 10 .7% , 1/21/27 ... 2,779 2,709
L2476472.UP.FTS.B , 10 .79% , 1/21/27 .... 1,854 1,815
FW2480584.UP.FTS.B , 10 .82% , 1/21/27 .. 2,229 2,182
L2476577.UP.FTS.B , 11 .24% , 1/21/27 .... 1,513 1,481
FW2480576.UP.FTS.B , 11 .26% , 1/21/27 .. 8,937 8,749
L2477410.UP.FTS.B , 11 .79% , 1/21/27 .... 3,570 3,507
FW2477060.UP.FTS.B , 11 .89% , 1/21/27 .. 11,408 11,170
L2481328.UP.FTS.B , 12 .51% , 1/21/27 .... 1,928 1,888
L2479402.UP.FTS.B , 12 .63% , 1/21/27 .... 3,130 802
L2480894.UP.FTS.B , 14 .25% , 1/21/27 .... 4,680 4,583
L2481349.UP.FTS.B , 14 .92% , 1/21/27 .... 3,033 2,971
FW2476598.UP.FTS.B , 14 .99% , 1/21/27 .. 4,017 3,935
FW2476545.UP.FTS.B , 15 .04% , 1/21/27 .. 3,999 3,918
FW2476940.UP.FTS.B , 15 .14% , 1/21/27 .. 851 836
L2472995.UP.FTS.B , 15 .34% , 1/21/27 .... 1,205 1,191
L2480635.UP.FTS.B , 16 .62% , 1/21/27 .... 2,043 2,021
L2481665.UP.FTS.B , 17 .36% , 1/21/27 .... 1,651 1,633
FW2476814.UP.FTS.B , 17 .49% , 1/21/27 .. 2,193 1,478
FW2470384.UP.FTS.B , 19 .99% , 1/21/27 .. 2,704 1,828
b
L2481444.UP.FTS.B , 20 .35% , 1/21/27 .... 4,076 636
FW2479867.UP.FTS.B , 21 .17% , 1/21/27 .. 1,450 996
FW2476171.UP.FTS.B , 24 .01% , 1/21/27 .. 1,734 1,190
L2476196.UP.FTS.B , 24 .05% , 1/21/27 .... 324 296
L2480692.UP.FTS.B , 24 .23% , 1/21/27 .... 509 352
FW2476307.UP.FTS.B , 24 .31% , 1/21/27 .. 722 711
L2477602.UP.FTS.B , 25 .12% , 1/21/27 .... 1,825 1,796
L2450581.UP.FTS.B , 25 .25% , 1/21/27 .... 2,101 2,069
b
L2477171.UP.FTS.B , 25 .43% , 1/21/27 .... 2,163 71
b
L2477959.UP.FTS.B , 25 .85% , 1/21/27 .... 5,171 818
L2478675.UP.FTS.B , 25 .98% , 1/21/27 .... 8,378 8,247
L2476870.UP.FTS.B , 26 .94% , 1/21/27 .... 1,398 1,377
FW2480795.UP.FTS.B , 27 .7% , 1/21/27 ... 1,316 1,297
b
FW2476474.UP.FTS.B , 28 .03% , 1/21/27 .. 1,460 105

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2477133.UP.FTS.B , 28 .1% , 1/21/27 ... $ 4,348 $ 1,146
FW2478384.UP.FTS.B , 28 .67% , 1/21/27 .. 820 808
FW2480886.UP.FTS.B , 29 .21% , 1/21/27 .. 15,737 3,996
FW2480439.UP.FTS.B , 29 .92% , 1/21/27 .. 1,689 1,660
FW2476060.UP.FTS.B , 30 .53% , 1/21/27 .. 2,915 2,875
FW2476388.UP.FTS.B , 30 .81% , 1/21/27 .. 4,321 4,262
FW2479214.UP.FTS.B , 30 .9% , 1/21/27 ... 5,765 3,947
FW2481906.UP.FTS.B , 30 .96% , 1/21/27 .. 563 391
b
FW2482047.UP.FTS.B , 32 .18% , 1/21/27 .. 8,136 1,335
FW2479301.UP.FTS.B , 31 .22% , 1/28/27 .. 562 554
FW2472901.UP.FTS.B , 21 .26% , 2/01/27 .. 4,575 4,492
L2480452.UP.FTS.B , 14 .24% , 2/02/27 .... 2,079 2,035
L2473112.UP.FTS.B , 11 .72% , 2/03/27 .... 1,997 1,953
FW2480948.UP.FTS.B , 11 .69% , 2/05/27 .. 10,035 9,816
L2476441.UP.FTS.B , 22 .74% , 2/06/27 .... 2,777 709
L2477998.UP.FTS.B , 10 .21% , 2/10/27 .... 7,795 7,623
L1722234.UP.FTS.B , 12 .18% , 2/16/27 .... 3,482 3,409
L1722117.UP.FTS.B , 23 .46% , 2/16/27 .... 5,080 1,324
L1722725.UP.FTS.B , 25 .76% , 2/16/27 .... 860 582
L1722547.UP.FTS.B , 26 .6% , 2/16/27 .... 1,670 1,111
FW1721612.UP.FTS.B , 26 .87% , 2/16/27 .. 2,123 2,085
FW1720421.UP.FTS.B , 27 .95% , 2/16/27 .. 2,861 2,808
FW1720737.UP.FTS.B , 29 .83% , 2/16/27 .. 1,564 1,054
L2656149.UP.FTS.B , 4 .9% , 2/18/27 ..... 15,075 14,559
L2654934.UP.FTS.B , 6 .41% , 2/18/27 .... 3,771 3,661
L2657504.UP.FTS.B , 7 .74% , 2/18/27 .... 3,200 3,116
L2653066.UP.FTS.B , 9 .34% , 2/18/27 .... 88 87
FW2653627.UP.FTS.B , 9 .99% , 2/18/27 ... 2,035 1,983
FW2657539.UP.FTS.B , 10 .96% , 2/18/27 .. 4,328 4,232
FW2653836.UP.FTS.B , 10 .99% , 2/18/27 .. 1,067 1,046
L2655850.UP.FTS.B , 11 .44% , 2/18/27 .... 10,697 10,462
L2657392.UP.FTS.B , 12 .09% , 2/18/27 .... 5,577 5,456
FW2654132.UP.FTS.B , 12 .73% , 2/18/27 .. 8,631 8,441
L2653291.UP.FTS.B , 12 .9% , 2/18/27 .... 1,478 1,447
FW2654033.UP.FTS.B , 13 .1% , 2/18/27 ... 2,945 2,190
FW2657544.UP.FTS.B , 14 .38% , 2/18/27 .. 7,997 7,828
FW2656039.UP.FTS.B , 14 .43% , 2/18/27 .. 953 933
FW2655411.UP.FTS.B , 14 .47% , 2/18/27 .. 1,101 1,077
L2655911.UP.FTS.B , 14 .57% , 2/18/27 .... 6,228 6,097
FW2653497.UP.FTS.B , 14 .59% , 2/18/27 .. 6,647 6,506
L2653926.UP.FTS.B , 14 .76% , 2/18/27 .... 6,127 6,002
FW2656874.UP.FTS.B , 15 .48% , 2/18/27 .. 1,388 1,371
L2657406.UP.FTS.B , 15 .83% , 2/18/27 .... 6,756 6,676
L2656610.UP.FTS.B , 15 .94% , 2/18/27 .... 6,352 6,219
FW2655801.UP.FTS.B , 16 .39% , 2/18/27 .. 2,298 2,271
L2655952.UP.FTS.B , 16 .47% , 2/18/27 .... 5,114 5,053
FW2654911.UP.FTS.B , 16 .77% , 2/18/27 .. 963 951
FW2655755.UP.FTS.B , 17 .36% , 2/18/27 .. 3,651 3,576
L2656274.UP.FTS.B , 17 .4% , 2/18/27 .... 862 847
L2648053.UP.FTS.B , 17 .58% , 2/18/27 .... 2,797 2,765
FW2655219.UP.FTS.B , 17 .61% , 2/18/27 .. 12,066 8,038
FW2657700.UP.FTS.B , 17 .81% , 2/18/27 .. 5,629 5,524
L2656742.UP.FTS.B , 17 .82% , 2/18/27 .... 2,504 644
L2653689.UP.FTS.B , 18 .18% , 2/18/27 .... 1,619 1,076
L2653164.UP.FTS.B , 18 .21% , 2/18/27 .... 4,794 4,740
L2657353.UP.FTS.B , 18 .73% , 2/18/27 .... 6,971 4,526
FW2656424.UP.FTS.B , 19 .82% , 2/18/27 .. 1,476 1,450
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2657677.UP.FTS.B , 20 .65% , 2/18/27 .. $ 2,473 $ 2,430
FW2654620.UP.FTS.B , 20 .83% , 2/18/27 .. 2,104 2,066
L2656191.UP.FTS.B , 20 .98% , 2/18/27 .... 2,205 1,697
FW2657310.UP.FTS.B , 21 .81% , 2/18/27 .. 1,565 1,536
L2655942.UP.FTS.B , 21 .87% , 2/18/27 .... 5,479 5,420
L2656980.UP.FTS.B , 22 .68% , 2/18/27 .... 3,689 3,624
b
FW2657375.UP.FTS.B , 23 .29% , 2/18/27 .. 1,605 117
FW2657769.UP.FTS.B , 24 .23% , 2/18/27 .. 5,160 5,072
L2657363.UP.FTS.B , 24 .67% , 2/18/27 .... 2,804 2,757
FW2656918.UP.FTS.B , 25 .32% , 2/18/27 .. 2,854 2,806
b
L2657540.UP.FTS.B , 25 .32% , 2/18/27 .... 906 140
FW2654552.UP.FTS.B , 25 .75% , 2/18/27 .. 2,582 2,539
FW2656585.UP.FTS.B , 25 .76% , 2/18/27 .. 2,631 2,588
b
FW2656127.UP.FTS.B , 28 .24% , 2/18/27 .. 1,563 112
FW2657275.UP.FTS.B , 28 .44% , 2/18/27 .. 1,546 1,521
FW2657124.UP.FTS.B , 28 .84% , 2/18/27 .. 4,395 3,483
FW2656448.UP.FTS.B , 29 .81% , 2/18/27 .. 2,601 2,561
FW2654690.UP.FTS.B , 30 .25% , 2/18/27 .. 560 552
FW2652797.UP.FTS.B , 30 .47% , 2/18/27 .. 857 844
FW2656342.UP.FTS.B , 30 .71% , 2/18/27 .. 459 452
FW2655259.UP.FTS.B , 30 .9% , 2/18/27 ... 2,531 2,494
FW2655652.UP.FTS.B , 30 .92% , 2/18/27 .. 16,092 15,839
FW2653746.UP.FTS.B , 30 .93% , 2/18/27 .. 1,065 1,049
FW2654823.UP.FTS.B , 31 .05% , 2/18/27 .. 865 851
FW2652957.UP.FTS.B , 31 .1% , 2/18/27 ... 590 458
FW2656050.UP.FTS.B , 31 .14% , 2/18/27 .. 1,168 1,151
FW2653299.UP.FTS.B , 31 .23% , 2/18/27 .. 2,327 1,588
FW2652650.UP.FTS.B , 31 .46% , 2/18/27 .. 2,550 2,517
FW2653485.UP.FTS.B , 27 .32% , 2/20/27 .. 4,883 4,805
FW2655382.UP.FTS.B , 29 .8% , 2/25/27 ... 3,496 3,443
L2782778.UP.FTS.B , 5 .38% , 3/14/27 .... 7,598 7,360
L2786047.UP.FTS.B , 5 .71% , 3/14/27 .... 1,915 1,855
FW2785225.UP.FTS.B , 5 .78% , 3/14/27 ... 7,476 7,244
L2785533.UP.FTS.B , 5 .87% , 3/14/27 .... 4,481 4,341
L2785761.UP.FTS.B , 6 .14% , 3/14/27 .... 15,418 14,941
L2788888.UP.FTS.B , 6 .14% , 3/14/27 .... 3,385 3,287
L2786287.UP.FTS.B , 6 .48% , 3/14/27 .... 172 170
L2789358.UP.FTS.B , 6 .49% , 3/14/27 .... 19,231 18,636
L2789856.UP.FTS.B , 6 .67% , 3/14/27 .... 3,536 3,427
L2786197.UP.FTS.B , 6 .8% , 3/14/27 ..... 1,890 1,841
L2776276.UP.FTS.B , 6 .89% , 3/14/27 .... 9,061 8,792
L2785513.UP.FTS.B , 6 .9% , 3/14/27 ..... 6,279 6,086
L2783455.UP.FTS.B , 7 .28% , 3/14/27 .... 15,965 15,476
L2781599.UP.FTS.B , 7 .38% , 3/14/27 .... 2,121 2,056
L2784013.UP.FTS.B , 7 .38% , 3/14/27 .... 7,532 7,360
L2783926.UP.FTS.B , 7 .49% , 3/14/27 .... 7,200 6,980
L2781938.UP.FTS.B , 7 .6% , 3/14/27 ..... 19,704 19,102
FW2780236.UP.FTS.B , 7 .69% , 3/14/27 ... 13,812 13,491
L2788290.UP.FTS.B , 7 .73% , 3/14/27 .... 3,775 3,687
L2784113.UP.FTS.B , 7 .9% , 3/14/27 ...... 4,354 4,253
L2769930.UP.FTS.B , 7 .96% , 3/14/27 .... 12,279 11,994
FW2784974.UP.FTS.B , 8 .13% , 3/14/27 ... 18,560 18,130
L2780083.UP.FTS.B , 8 .23% , 3/14/27 .... 17,842 17,424
FW2781791.UP.FTS.B , 8 .25% , 3/14/27 ... 12,181 11,896
L2789155.UP.FTS.B , 8 .26% , 3/14/27 .... 9,950 9,720
L2780176.UP.FTS.B , 8 .31% , 3/14/27 .... 19,910 19,449
L2764977.UP.FTS.B , 8 .36% , 3/14/27 .... 4,303 4,204

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2782254.UP.FTS.B , 8 .42% , 3/14/27 .... $ 3,082 $ 2,990
L2782003.UP.FTS.B , 8 .5% , 3/14/27 ..... 9,103 8,890
L2787246.UP.FTS.B , 8 .5% , 3/14/27 ..... 998 975
L2784591.UP.FTS.B , 8 .72% , 3/14/27 .... 20,034 19,571
FW2780109.UP.FTS.B , 8 .73% , 3/14/27 ... 5,997 5,857
L2789064.UP.FTS.B , 8 .75% , 3/14/27 .... 7,966 7,782
L2786540.UP.FTS.B , 8 .81% , 3/14/27 .... 2,166 2,116
L2783739.UP.FTS.B , 8 .99% , 3/14/27 .... 3,412 3,333
L2785284.UP.FTS.B , 9 .11% , 3/14/27 ..... 2,175 2,125
L2785081.UP.FTS.B , 9 .13% , 3/14/27 .... 7,113 6,949
L2780310.UP.FTS.B , 9 .24% , 3/14/27 .... 7,265 7,098
L2780047.UP.FTS.B , 9 .4% , 3/14/27 ..... 10,773 10,523
L2780296.UP.FTS.B , 9 .41% , 3/14/27 .... 13,028 12,728
FW2782447.UP.FTS.B , 9 .67% , 3/14/27 ... 8,937 8,732
FW2783021.UP.FTS.B , 9 .72% , 3/14/27 ... 5,244 5,124
L2780798.UP.FTS.B , 9 .77% , 3/14/27 .... 3,661 3,577
L2788004.UP.FTS.B , 9 .9% , 3/14/27 ..... 8,153 7,966
FW2783844.UP.FTS.B , 10% , 3/14/27 .... 2,042 1,995
b
L2781395.UP.FTS.B , 10 .07% , 3/14/27 .... 12,500 1,709
L2789352.UP.FTS.B , 10 .18% , 3/14/27 .... 5,319 5,210
L2785217.UP.FTS.B , 10 .21% , 3/14/27 .... 11,527 11,295
FW2780436.UP.FTS.B , 10 .28% , 3/14/27 .. 2,418 2,363
L2785592.UP.FTS.B , 10 .32% , 3/14/27 .... 6,972 6,829
L2782038.UP.FTS.B , 10 .33% , 3/14/27 .... 20,499 20,032
FW2781353.UP.FTS.B , 10 .54% , 3/14/27 .. 13,163 12,864
FW2781880.UP.FTS.B , 10 .6% , 3/14/27 ... 8,647 8,471
L2784328.UP.FTS.B , 10 .71% , 3/14/27 .... 18,929 12,066
FW2784241.UP.FTS.B , 10 .82% , 3/14/27 .. 4,109 4,029
FW2783122.UP.FTS.B , 10 .84% , 3/14/27 .. 1,652 1,618
L2785568.UP.FTS.B , 10 .89% , 3/14/27 .... 4,422 4,332
FW2781725.UP.FTS.B , 11 .04% , 3/14/27 .. 4,259 4,178
FW2786689.UP.FTS.B , 11 .07% , 3/14/27 .. 1,368 1,341
L2787329.UP.FTS.B , 11 .09% , 3/14/27 .... 1,451 1,421
L2786414.UP.FTS.B , 11 .1% , 3/14/27 ..... 2,695 2,641
L2785769.UP.FTS.B , 11 .11% , 3/14/27 .... 6,667 6,532
L2780313.UP.FTS.B , 11 .15% , 3/14/27 .... 20,750 20,330
L2786841.UP.FTS.B , 11 .25% , 3/14/27 .... 4,155 4,071
FW2784513.UP.FTS.B , 11 .29% , 3/14/27 .. 5,396 5,317
FW2783670.UP.FTS.B , 11 .3% , 3/14/27 ... 4,162 4,078
FW2787754.UP.FTS.B , 11 .35% , 3/14/27 .. 8,718 8,545
L2780596.UP.FTS.B , 11 .42% , 3/14/27 .... 4,994 4,896
L2785144.UP.FTS.B , 11 .47% , 3/14/27 .... 4,173 4,089
L2784105.UP.FTS.B , 11 .55% , 3/14/27 .... 6,259 6,133
L2789734.UP.FTS.B , 11 .68% , 3/14/27 .... 5,536 5,438
L2785328.UP.FTS.B , 11 .77% , 3/14/27 .... 2,860 2,802
L2779976.UP.FTS.B , 11 .78% , 3/14/27 .... 2,680 2,619
L2781320.UP.FTS.B , 11 .83% , 3/14/27 .... 12,652 12,398
L2782425.UP.FTS.B , 11 .95% , 3/14/27 .... 3,157 3,093
L2784249.UP.FTS.B , 12 .05% , 3/14/27 .... 14,606 14,317
L2779695.UP.FTS.B , 12 .07% , 3/14/27 .... 10,088 9,886
L2786241.UP.FTS.B , 12 .07% , 3/14/27 .... 10,510 10,299
L2781389.UP.FTS.B , 12 .12% , 3/14/27 .... 8,413 8,244
L2785480.UP.FTS.B , 12 .19% , 3/14/27 .... 7,491 7,344
L2783293.UP.FTS.B , 12 .24% , 3/14/27 .... 6,320 6,193
L2781089.UP.FTS.B , 12 .27% , 3/14/27 .... 2,234 2,189
FW2781045.UP.FTS.B , 12 .41% , 3/14/27 .. 3,117 3,056
L2785022.UP.FTS.B , 12 .43% , 3/14/27 .... 8,449 8,260
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2789283.UP.FTS.B , 12 .43% , 3/14/27 .... $ 8,630 $ 8,460
L2784478.UP.FTS.B , 12 .55% , 3/14/27 .... 1,042 1,026
L2782900.UP.FTS.B , 12 .63% , 3/14/27 .... 4,986 4,888
L2785749.UP.FTS.B , 12 .65% , 3/14/27 .... 6,356 6,230
b
FW2785256.UP.FTS.B , 12 .69% , 3/14/27 .. 22,265 3,133
FW2786124.UP.FTS.B , 12 .69% , 3/14/27 .. 4,030 3,949
L2784017.UP.FTS.B , 12 .7% , 3/14/27 .... 1,030 1,010
L2783427.UP.FTS.B , 12 .77% , 3/14/27 .... 3,010 2,950
L2779872.UP.FTS.B , 12 .82% , 3/14/27 .... 784 769
L2780197.UP.FTS.B , 12 .84% , 3/14/27 .... 6,373 6,246
FW2784873.UP.FTS.B , 12 .88% , 3/14/27 .. 6,030 5,917
FW2780429.UP.FTS.B , 12 .96% , 3/14/27 .. 2,704 2,651
L2757291.UP.FTS.B , 12 .97% , 3/14/27 .... 1,683 1,651
L2781348.UP.FTS.B , 12 .98% , 3/14/27 .... 6,557 6,426
L2789648.UP.FTS.B , 12 .99% , 3/14/27 .... 2,555 2,504
L2785427.UP.FTS.B , 13 .01% , 3/14/27 .... 1,052 1,031
L2786071.UP.FTS.B , 13 .02% , 3/14/27 .... 2,722 2,669
L2785265.UP.FTS.B , 13 .07% , 3/14/27 .... 1,833 1,797
L2789482.UP.FTS.B , 13 .14% , 3/14/27 .... 8,108 7,947
L2789300.UP.FTS.B , 13 .2% , 3/14/27 .... 5,500 5,393
L2783463.UP.FTS.B , 13 .21% , 3/14/27 .... 4,570 4,468
L2785549.UP.FTS.B , 13 .25% , 3/14/27 .... 2,817 2,762
L2785339.UP.FTS.B , 13 .26% , 3/14/27 .... 5,555 5,445
FW2775855.UP.FTS.B , 13 .32% , 3/14/27 .. 21,347 20,932
b
FW2785848.UP.FTS.B , 13 .4% , 3/14/27 ... 6,348 352
FW2787165.UP.FTS.B , 13 .47% , 3/14/27 .. 4,266 4,183
FW2789036.UP.FTS.B , 13 .51% , 3/14/27 .. 10,936 10,719
L2785005.UP.FTS.B , 13 .54% , 3/14/27 .... 6,434 6,307
L2778983.UP.FTS.B , 13 .58% , 3/14/27 .... 4,115 4,035
FW2785775.UP.FTS.B , 13 .59% , 3/14/27 .. 10,122 9,925
L2785594.UP.FTS.B , 13 .62% , 3/14/27 .... 1,632 1,600
L2782918.UP.FTS.B , 13 .85% , 3/14/27 .... 1,982 1,943
FW2783338.UP.FTS.B , 13 .88% , 3/14/27 .. 7,503 544
L2776854.UP.FTS.B , 13 .89% , 3/14/27 .... 10,885 10,671
L2780968.UP.FTS.B , 13 .89% , 3/14/27 .... 3,343 2,146
L2787639.UP.FTS.B , 13 .93% , 3/14/27 .... 2,754 2,700
FW2781533.UP.FTS.B , 13 .96% , 3/14/27 .. 11,002 10,786
L2785675.UP.FTS.B , 14 .06% , 3/14/27 .... 2,971 2,914
L2780420.UP.FTS.B , 14 .17% , 3/14/27 .... 5,136 5,037
L2783211.UP.FTS.B , 14 .21% , 3/14/27 .... 12,976 12,722
FW2788869.UP.FTS.B , 14 .25% , 3/14/27 .. 3,206 3,143
L2782210.UP.FTS.B , 14 .35% , 3/14/27 .... 2,170 2,127
FW2787191.UP.FTS.B , 14 .4% , 3/14/27 ... 13,824 8,823
FW2783492.UP.FTS.B , 14 .41% , 3/14/27 .. 6,516 6,388
L2782049.UP.FTS.B , 14 .43% , 3/14/27 .... 6,150 6,030
L2779895.UP.FTS.B , 14 .52% , 3/14/27 .... 4,017 3,948
L2787542.UP.FTS.B , 14 .57% , 3/14/27 .... 3,464 3,403
L2779917.UP.FTS.B , 14 .65% , 3/14/27 .... 4,573 4,483
FW2790537.UP.FTS.B , 14 .66% , 3/14/27 .. 10,890 10,677
FW2787310.UP.FTS.B , 14 .7% , 3/14/27 ... 433 424
L2785114.UP.FTS.B , 14 .72% , 3/14/27 .... 5,209 5,109
L2785570.UP.FTS.B , 14 .73% , 3/14/27 .... 17,443 17,102
L2784692.UP.FTS.B , 14 .74% , 3/14/27 .... 3,053 2,993
L2781163.UP.FTS.B , 14 .78% , 3/14/27 .... 3,509 3,441
L2788260.UP.FTS.B , 14 .88% , 3/14/27 .... 1,878 1,842
L2784500.UP.FTS.B , 14 .95% , 3/14/27 .... 2,330 2,286
b
L2785803.UP.FTS.B , 15 .06% , 3/14/27 .... 3,565 164

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2787981.UP.FTS.B , 15 .07% , 3/14/27 .... $ 500 $ 492
L2790024.UP.FTS.B , 15 .07% , 3/14/27 .... 865 848
L2789351.UP.FTS.B , 15 .12% , 3/14/27 .... 6,575 6,448
FW2779319.UP.FTS.B , 15 .17% , 3/14/27 .. 834 825
FW2783642.UP.FTS.B , 15 .18% , 3/14/27 .. 1,448 1,420
L2785487.UP.FTS.B , 15 .19% , 3/14/27 .... 17,552 17,211
L2781288.UP.FTS.B , 15 .2% , 3/14/27 .... 1,317 1,291
L2782134.UP.FTS.B , 15 .23% , 3/14/27 .... 5,217 5,161
L2786073.UP.FTS.B , 15 .34% , 3/14/27 .... 18,687 18,324
FW2788688.UP.FTS.B , 15 .38% , 3/14/27 .. 4,781 4,688
L2781912.UP.FTS.B , 15 .44% , 3/14/27 .... 3,823 2,472
FW2783726.UP.FTS.B , 15 .47% , 3/14/27 .. 3,783 3,743
b
L2782475.UP.FTS.B , 15 .49% , 3/14/27 .... 5,565 388
L2787379.UP.FTS.B , 15 .51% , 3/14/27 .... 7,143 7,069
L2779187.UP.FTS.B , 15 .67% , 3/14/27 .... 9,003 8,898
b
FW2780435.UP.FTS.B , 15 .71% , 3/14/27 .. 3,002 217
L2787103.UP.FTS.B , 15 .71% , 3/14/27 .... 16,525 16,206
L2788269.UP.FTS.B , 15 .76% , 3/14/27 .... 2,343 2,298
L2785537.UP.FTS.B , 15 .78% , 3/14/27 .... 1,475 1,460
L2780255.UP.FTS.B , 15 .79% , 3/14/27 .... 18,867 18,509
L2781597.UP.FTS.B , 15 .79% , 3/14/27 .... 11,899 11,670
L2788017.UP.FTS.B , 15 .83% , 3/14/27 .... 2,523 2,497
b
L2786790.UP.FTS.B , 15 .86% , 3/14/27 .... 2,870 205
L2785504.UP.FTS.B , 15 .88% , 3/14/27 .... 1,012 1,001
FW2720638.UP.FTS.B , 15 .89% , 3/14/27 .. 9,001 8,907
FW2782452.UP.FTS.B , 15 .89% , 3/14/27 .. 4,433 4,347
L2779778.UP.FTS.B , 15 .94% , 3/14/27 .... 8,086 2,019
L2782963.UP.FTS.B , 15 .98% , 3/14/27 .... 3,563 3,525
L2789937.UP.FTS.B , 15 .99% , 3/14/27 .... 1,371 1,348
L2790390.UP.FTS.B , 15 .99% , 3/14/27 .... 1,774 1,739
L2781166.UP.FTS.B , 16 .07% , 3/14/27 .... 4,750 4,700
L2782280.UP.FTS.B , 16 .08% , 3/14/27 .... 6,282 4,030
L2779021.UP.FTS.B , 16 .32% , 3/14/27 .... 3,502 855
L2783945.UP.FTS.B , 16 .32% , 3/14/27 .... 4,724 3,020
L2781334.UP.FTS.B , 16 .44% , 3/14/27 .... 4,483 4,437
FW2787232.UP.FTS.B , 16 .47% , 3/14/27 .. 1,562 1,545
L2788530.UP.FTS.B , 16 .48% , 3/14/27 .... 11,181 11,065
L2781937.UP.FTS.B , 16 .51% , 3/14/27 .... 2,517 2,477
L2785787.UP.FTS.B , 16 .51% , 3/14/27 .... 2,140 2,100
L2788921.UP.FTS.B , 16 .56% , 3/14/27 .... 3,527 3,462
L2784909.UP.FTS.B , 16 .61% , 3/14/27 .... 1,930 1,911
FW2786140.UP.FTS.B , 16 .66% , 3/14/27 .. 1,020 839
L2781826.UP.FTS.B , 16 .66% , 3/14/27 .... 1,074 1,054
L2786003.UP.FTS.B , 16 .71% , 3/14/27 .... 1,494 1,479
b
L2786728.UP.FTS.B , 16 .78% , 3/14/27 .... 5,109 764
L2783630.UP.FTS.B , 16 .79% , 3/14/27 .... 12,331 12,203
L2790588.UP.FTS.B , 16 .81% , 3/14/27 .... 1,793 1,759
FW2790218.UP.FTS.B , 16 .82% , 3/14/27 .. 1,569 1,539
L2781471.UP.FTS.B , 16 .84% , 3/14/27 .... 493 483
L2790374.UP.FTS.B , 16 .87% , 3/14/27 .... 3,545 3,508
L2780924.UP.FTS.B , 16 .96% , 3/14/27 .... 3,123 3,092
L2783224.UP.FTS.B , 16 .97% , 3/14/27 .... 995 983
b
FW2781271.UP.FTS.B , 17 .06% , 3/14/27 .. 3,965 165
L2780352.UP.FTS.B , 17 .09% , 3/14/27 .... 4,864 1,162
FW2780002.UP.FTS.B , 17 .17% , 3/14/27 .. 1,361 1,347
L2788261.UP.FTS.B , 17 .17% , 3/14/27 .... 553 543
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2779719.UP.FTS.B , 17 .2% , 3/14/27 ... $ 2,930 $ 2,900
L2785657.UP.FTS.B , 17 .24% , 3/14/27 .... 1,986 1,965
L2783179.UP.FTS.B , 17 .39% , 3/14/27 .... 4,067 3,996
L2785862.UP.FTS.B , 17 .44% , 3/14/27 .... 18,081 17,738
FW2781874.UP.FTS.B , 17 .45% , 3/14/27 .. 452 448
L2789286.UP.FTS.B , 17 .58% , 3/14/27 .... 4,371 2,842
FW2783200.UP.FTS.B , 17 .6% , 3/14/27 ... 6,305 6,243
L2780580.UP.FTS.B , 17 .7% , 3/14/27 .... 1,576 1,561
b
L2785162.UP.FTS.B , 17 .72% , 3/14/27 .... 10,436 1,585
FW2784396.UP.FTS.B , 17 .89% , 3/14/27 .. 1,774 1,743
FW2779862.UP.FTS.B , 17 .93% , 3/14/27 .. 455 450
L2785495.UP.FTS.B , 17 .96% , 3/14/27 .... 1,685 1,668
FW2781007.UP.FTS.B , 18 .03% , 3/14/27 .. 4,028 3,071
L2780829.UP.FTS.B , 18 .05% , 3/14/27 .... 4,374 4,330
FW2781770.UP.FTS.B , 18 .09% , 3/14/27 .. 1,467 1,439
L2785717.UP.FTS.B , 18 .12% , 3/14/27 .... 7,298 7,172
FW2771881.UP.FTS.B , 18 .18% , 3/14/27 .. 2,283 2,243
L2762731.UP.FTS.B , 18 .21% , 3/14/27 .... 2,969 2,913
L2785773.UP.FTS.B , 18 .25% , 3/14/27 .... 6,175 6,112
L2784355.UP.FTS.B , 18 .3% , 3/14/27 .... 1,417 1,403
L2781131.UP.FTS.B , 18 .34% , 3/14/27 .... 4,802 4,711
L2781963.UP.FTS.B , 18 .43% , 3/14/27 .... 4,992 4,906
L2789078.UP.FTS.B , 18 .45% , 3/14/27 .... 1,789 1,758
FW2788462.UP.FTS.B , 18 .48% , 3/14/27 .. 4,567 4,490
L2761321.UP.FTS.B , 18 .5% , 3/14/27 .... 1,287 1,265
L2779732.UP.FTS.B , 18 .53% , 3/14/27 .... 4,722 4,641
L2788795.UP.FTS.B , 18 .58% , 3/14/27 .... 4,589 4,505
L2789629.UP.FTS.B , 18 .6% , 3/14/27 .... 2,523 2,480
L2780206.UP.FTS.B , 18 .66% , 3/14/27 .... 4,611 4,533
L2789624.UP.FTS.B , 18 .67% , 3/14/27 .... 7,351 7,277
L2783944.UP.FTS.B , 18 .73% , 3/14/27 .... 4,523 4,445
FW2784433.UP.FTS.B , 18 .76% , 3/14/27 .. 3,130 3,099
L2783654.UP.FTS.B , 18 .81% , 3/14/27 .... 6,066 5,963
L2784627.UP.FTS.B , 18 .83% , 3/14/27 .... 4,165 4,121
L2782107.UP.FTS.B , 18 .88% , 3/14/27 .... 5,067 4,980
L2779673.UP.FTS.B , 19 .08% , 3/14/27 .... 3,002 2,950
L2785730.UP.FTS.B , 19 .13% , 3/14/27 .... 11,428 11,218
FW2754559.UP.FTS.B , 19 .14% , 3/14/27 .. 11,554 11,439
b
L2783530.UP.FTS.B , 19 .22% , 3/14/27 .... 2,819 205
FW2779984.UP.FTS.B , 19 .29% , 3/14/27 .. 3,388 3,331
L2779286.UP.FTS.B , 19 .31% , 3/14/27 .... 2,779 2,732
L2785478.UP.FTS.B , 19 .34% , 3/14/27 .... 23,173 22,778
L2787510.UP.FTS.B , 19 .38% , 3/14/27 .... 9,811 9,647
L2784108.UP.FTS.B , 19 .4% , 3/14/27 .... 9,987 9,889
L2784181.UP.FTS.B , 19 .58% , 3/14/27 .... 11,443 11,253
L2782824.UP.FTS.B , 19 .61% , 3/14/27 .... 5,127 5,041
FW2780425.UP.FTS.B , 19 .66% , 3/14/27 .. 6,977 6,909
L2780913.UP.FTS.B , 19 .68% , 3/14/27 .... 2,978 2,949
L2784343.UP.FTS.B , 19 .81% , 3/14/27 .... 2,331 2,291
L2781737.UP.FTS.B , 19 .91% , 3/14/27 .... 2,330 2,307
L2782045.UP.FTS.B , 19 .92% , 3/14/27 .... 7,324 7,255
L2782730.UP.FTS.B , 19 .94% , 3/14/27 .... 4,669 4,590
L2784726.UP.FTS.B , 19 .97% , 3/14/27 .... 7,664 7,526
FW2785877.UP.FTS.B , 20 .08% , 3/14/27 .. 2,480 2,455
L2780471.UP.FTS.B , 20 .16% , 3/14/27 .... 2,809 2,762
L2785428.UP.FTS.B , 20 .21% , 3/14/27 .... 2,036 147
b
L2779074.UP.FTS.B , 20 .27% , 3/14/27 .... 3,023 101

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2782852.UP.FTS.B , 20 .32% , 3/14/27 .... $ 517 $ 507
L2781217.UP.FTS.B , 20 .42% , 3/14/27 .... 5,971 5,865
b
L2782942.UP.FTS.B , 20 .56% , 3/14/27 .... 5,584 811
FW2785996.UP.FTS.B , 20 .67% , 3/14/27 .. 2,544 2,501
FW2781564.UP.FTS.B , 20 .75% , 3/14/27 .. 1,647 422
FW2785244.UP.FTS.B , 20 .75% , 3/14/27 .. 3,565 3,506
FW2780653.UP.FTS.B , 20 .84% , 3/14/27 .. 5,032 4,950
L2786023.UP.FTS.B , 20 .84% , 3/14/27 .... 3,306 3,248
L2786517.UP.FTS.B , 20 .9% , 3/14/27 .... 7,614 7,487
L2790205.UP.FTS.B , 20 .92% , 3/14/27 .... 804 790
L2780447.UP.FTS.B , 21 .03% , 3/14/27 .... 1,743 1,726
FW2783376.UP.FTS.B , 21 .04% , 3/14/27 .. 1,580 1,554
L2783728.UP.FTS.B , 21 .18% , 3/14/27 .... 1,565 1,539
FW2783359.UP.FTS.B , 21 .23% , 3/14/27 .. 8,067 7,932
FW2780777.UP.FTS.B , 21 .29% , 3/14/27 .. 1,550 1,524
b
L2780757.UP.FTS.B , 21 .34% , 3/14/27 .... 989 73
b
FW2781871.UP.FTS.B , 21 .39% , 3/14/27 .. 6,621 476
L2783471.UP.FTS.B , 21 .41% , 3/14/27 .... 4,782 4,703
L2784388.UP.FTS.B , 21 .47% , 3/14/27 .... 1,677 1,649
L2789869.UP.FTS.B , 21 .53% , 3/14/27 .... 3,668 3,604
L2784140.UP.FTS.B , 21 .67% , 3/14/27 .... 5,761 5,661
L2782992.UP.FTS.B , 21 .68% , 3/14/27 .... 9,544 9,384
L2784561.UP.FTS.B , 22 .05% , 3/14/27 .... 4,256 3,286
L2785618.UP.FTS.B , 22 .23% , 3/14/27 .... 10,951 10,762
L2785258.UP.FTS.B , 22 .27% , 3/14/27 .... 13,504 13,271
L2784609.UP.FTS.B , 22 .31% , 3/14/27 .... 3,087 3,058
b
L2780097.UP.FTS.B , 22 .4% , 3/14/27 .... 3,074 462
L2781968.UP.FTS.B , 22 .4% , 3/14/27 .... 4,814 4,731
L2780470.UP.FTS.B , 22 .46% , 3/14/27 .... 2,438 2,396
L2784446.UP.FTS.B , 22 .46% , 3/14/27 .... 2,151 2,130
FW2790759.UP.FTS.B , 22 .58% , 3/14/27 .. 4,892 3,281
L2787644.UP.FTS.B , 22 .58% , 3/14/27 .... 10,616 10,517
FW2784227.UP.FTS.B , 22 .62% , 3/14/27 .. 1,859 1,827
L2781656.UP.FTS.B , 22 .82% , 3/14/27 .... 2,614 2,571
L2785473.UP.FTS.B , 22 .94% , 3/14/27 .... 4,451 4,375
FW2782255.UP.FTS.B , 22 .97% , 3/14/27 .. 4,360 4,287
FW2784934.UP.FTS.B , 23% , 3/14/27 .... 10,393 10,219
L2780183.UP.FTS.B , 23 .06% , 3/14/27 .... 3,824 3,759
L2784662.UP.FTS.B , 23 .09% , 3/14/27 .... 2,379 2,339
L2784336.UP.FTS.B , 23 .23% , 3/14/27 .... 5,834 5,735
L2784879.UP.FTS.B , 23 .27% , 3/14/27 .... 13,735 13,503
L2760019.UP.FTS.B , 23 .32% , 3/14/27 .... 1,287 847
FW2784660.UP.FTS.B , 23 .39% , 3/14/27 .. 6,179 6,075
L2782909.UP.FTS.B , 23 .52% , 3/14/27 .... 2,153 2,117
L2785861.UP.FTS.B , 23 .55% , 3/14/27 .... 855 841
L2785160.UP.FTS.B , 23 .61% , 3/14/27 .... 2,218 1,468
FW2780693.UP.FTS.B , 23 .64% , 3/14/27 .. 829 815
L2780981.UP.FTS.B , 23 .73% , 3/14/27 .... 1,223 1,202
FW2782598.UP.FTS.B , 23 .76% , 3/14/27 .. 2,154 2,118
FW2779943.UP.FTS.B , 23 .77% , 3/14/27 .. 1,344 1,322
L2777367.UP.FTS.B , 23 .84% , 3/14/27 .... 4,262 4,191
L2755133.UP.FTS.B , 23 .9% , 3/14/27 .... 5,344 5,255
L2782516.UP.FTS.B , 23 .94% , 3/14/27 .... 3,678 3,618
FW2782245.UP.FTS.B , 23 .97% , 3/14/27 .. 1,864 1,833
L2785033.UP.FTS.B , 23 .98% , 3/14/27 .... 1,278 1,257
L2785483.UP.FTS.B , 24 .04% , 3/14/27 .... 12,134 11,933
FW2785302.UP.FTS.B , 24 .36% , 3/14/27 .. 4,092 2,730
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2782467.UP.FTS.B , 24 .36% , 3/14/27 .... $ 8,876 $ 8,729
b
FW2784019.UP.FTS.B , 24 .41% , 3/14/27 .. 1,783 60
L2787675.UP.FTS.B , 24 .41% , 3/14/27 .... 1,688 1,119
L2785189.UP.FTS.B , 24 .51% , 3/14/27 .... 16,984 16,704
L2780976.UP.FTS.B , 24 .53% , 3/14/27 .... 2,010 1,977
L2783176.UP.FTS.B , 24 .55% , 3/14/27 .... 2,513 2,473
FW2784794.UP.FTS.B , 24 .59% , 3/14/27 .. 1,978 1,946
L2789217.UP.FTS.B , 24 .59% , 3/14/27 .... 3,128 2,095
FW2786154.UP.FTS.B , 24 .69% , 3/14/27 .. 2,117 2,083
FW2784504.UP.FTS.B , 24 .71% , 3/14/27 .. 2,178 2,143
L2763354.UP.FTS.B , 24 .72% , 3/14/27 .... 4,889 4,809
FW2789200.UP.FTS.B , 24 .76% , 3/14/27 .. 4,954 4,873
L2782914.UP.FTS.B , 24 .81% , 3/14/27 .... 2,645 2,601
L2782406.UP.FTS.B , 24 .86% , 3/14/27 .... 744 732
FW2785579.UP.FTS.B , 24 .87% , 3/14/27 .. 747 735
b
L2780171.UP.FTS.B , 24 .87% , 3/14/27 .... 315 22
FW2787364.UP.FTS.B , 24 .92% , 3/14/27 .. 2,730 2,686
FW2781259.UP.FTS.B , 24 .94% , 3/14/27 .. 329 323
FW2789180.UP.FTS.B , 24 .98% , 3/14/27 .. 2,119 2,085
L2762807.UP.FTS.B , 25 .04% , 3/14/27 .... 728 490
L2782211.UP.FTS.B , 25 .12% , 3/14/27 .... 2,002 1,969
FW2786218.UP.FTS.B , 25 .14% , 3/14/27 .. 4,028 3,963
FW2779775.UP.FTS.B , 25 .16% , 3/14/27 .. 1,743 1,715
FW2780910.UP.FTS.B , 25 .16% , 3/14/27 .. 3,600 3,542
FW2783634.UP.FTS.B , 25 .18% , 3/14/27 .. 3,843 3,781
FW2784381.UP.FTS.B , 25 .18% , 3/14/27 .. 566 556
FW2782493.UP.FTS.B , 25 .19% , 3/14/27 .. 1,098 1,080
L2785715.UP.FTS.B , 25 .22% , 3/14/27 .... 744 733
L2785508.UP.FTS.B , 25 .24% , 3/14/27 .... 1,395 1,372
L2785846.UP.FTS.B , 25 .26% , 3/14/27 .... 6,727 6,618
L2781289.UP.FTS.B , 25 .32% , 3/14/27 .... 5,983 5,886
L2786994.UP.FTS.B , 25 .32% , 3/14/27 .... 2,346 2,308
L2786111.UP.FTS.B , 25 .33% , 3/14/27 .... 514 506
L2783030.UP.FTS.B , 25 .34% , 3/14/27 .... 5,667 5,575
L2785122.UP.FTS.B , 25 .34% , 3/14/27 .... 848 834
L2779712.UP.FTS.B , 25 .35% , 3/14/27 .... 1,205 1,186
L2783282.UP.FTS.B , 25 .35% , 3/14/27 .... 783 770
L2758245.UP.FTS.B , 25 .36% , 3/14/27 .... 2,605 2,564
L2786791.UP.FTS.B , 25 .38% , 3/14/27 .... 483 475
L2780613.UP.FTS.B , 25 .39% , 3/14/27 .... 3,292 3,239
L2780553.UP.FTS.B , 25 .41% , 3/14/27 .... 748 736
L2784514.UP.FTS.B , 25 .41% , 3/14/27 .... 699 687
L2782792.UP.FTS.B , 25 .44% , 3/14/27 .... 2,845 2,799
L2785196.UP.FTS.B , 25 .44% , 3/14/27 .... 1,363 1,341
L2789729.UP.FTS.B , 25 .45% , 3/14/27 .... 599 589
L2775042.UP.FTS.B , 25 .46% , 3/14/27 .... 505 497
L2780947.UP.FTS.B , 25 .46% , 3/14/27 .... 1,508 1,483
L2781236.UP.FTS.B , 25 .46% , 3/14/27 .... 899 884
FW2785945.UP.FTS.B , 25 .48% , 3/14/27 .. 1,259 1,239
L2781099.UP.FTS.B , 25 .49% , 3/14/27 .... 999 983
L2783689.UP.FTS.B , 25 .5% , 3/14/27 .... 4,803 4,724
L2783570.UP.FTS.B , 25 .53% , 3/14/27 .... 1,947 1,916
FW2785182.UP.FTS.B , 25 .6% , 3/14/27 ... 17,303 17,025
FW2788301.UP.FTS.B , 25 .6% , 3/14/27 ... 2,851 1,921
L2779594.UP.FTS.B , 25 .6% , 3/14/27 .... 1,803 1,774
L2783555.UP.FTS.B , 25 .63% , 3/14/27 .... 1,481 1,457
L2779605.UP.FTS.B , 25 .67% , 3/14/27 .... 851 837

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2783690.UP.FTS.B , 25 .69% , 3/14/27 .. $ 5,287 $ 5,202
FW2787434.UP.FTS.B , 25 .69% , 3/14/27 .. 2,003 1,970
FW2779444.UP.FTS.B , 25 .73% , 3/14/27 .. 2,506 2,466
FW2787230.UP.FTS.B , 25 .75% , 3/14/27 .. 3,758 3,698
FW2785698.UP.FTS.B , 25 .86% , 3/14/27 .. 6,026 5,929
L2780008.UP.FTS.B , 25 .87% , 3/14/27 .... 3,396 850
L2781526.UP.FTS.B , 25 .87% , 3/14/27 .... 2,709 2,666
L2780080.UP.FTS.B , 25 .88% , 3/14/27 .... 4,765 4,689
L2781244.UP.FTS.B , 25 .96% , 3/14/27 .... 3,842 2,581
L2780995.UP.FTS.B , 25 .98% , 3/14/27 .... 7,284 4,890
FW2789885.UP.FTS.B , 26 .1% , 3/14/27 ... 4,453 4,383
L2789391.UP.FTS.B , 26 .18% , 3/14/27 .... 703 691
L2787642.UP.FTS.B , 26 .29% , 3/14/27 .... 1,362 1,340
FW2786626.UP.FTS.B , 26 .35% , 3/14/27 .. 1,139 1,121
FW2781613.UP.FTS.B , 26 .4% , 3/14/27 ... 1,702 1,675
FW2788390.UP.FTS.B , 26 .61% , 3/14/27 .. 1,488 1,464
FW2782433.UP.FTS.B , 26 .73% , 3/14/27 .. 2,736 2,693
b
FW2784337.UP.FTS.B , 26 .73% , 3/14/27 .. 3,675 114
FW2782583.UP.FTS.B , 26 .76% , 3/14/27 .. 2,463 2,425
FW2781134.UP.FTS.B , 26 .83% , 3/14/27 .. 2,575 2,533
FW2785449.UP.FTS.B , 27 .1% , 3/14/27 ... 5,090 5,010
FW2785546.UP.FTS.B , 27 .15% , 3/14/27 .. 2,494 2,455
FW2789041.UP.FTS.B , 27 .27% , 3/14/27 .. 2,631 2,589
FW2782365.UP.FTS.B , 27 .34% , 3/14/27 .. 1,876 1,845
FW2788518.UP.FTS.B , 27 .34% , 3/14/27 .. 2,315 2,278
FW2781329.UP.FTS.B , 27 .46% , 3/14/27 .. 1,277 1,258
FW2780427.UP.FTS.B , 27 .49% , 3/14/27 .. 1,534 1,510
FW2780043.UP.FTS.B , 27 .53% , 3/14/27 .. 331 325
b
FW2784987.UP.FTS.B , 27 .75% , 3/14/27 .. 9,487 97
FW2782891.UP.FTS.B , 27 .85% , 3/14/27 .. 5,170 3,458
FW2784087.UP.FTS.B , 27 .99% , 3/14/27 .. 1,572 1,548
b
FW2783828.UP.FTS.B , 28% , 3/14/27 .... 4,831 345
FW2786129.UP.FTS.B , 28% , 3/14/27 .... 2,515 2,476
b
FW2785385.UP.FTS.B , 28 .06% , 3/14/27 .. 4,408 668
FW2789642.UP.FTS.B , 28 .34% , 3/14/27 .. 5,643 1,461
FW2781108.UP.FTS.B , 28 .46% , 3/14/27 .. 1,870 1,841
FW2781674.UP.FTS.B , 28 .51% , 3/14/27 .. 3,361 3,310
FW2780172.UP.FTS.B , 28 .83% , 3/14/27 .. 1,038 1,023
FW2779355.UP.FTS.B , 29 .22% , 3/14/27 .. 3,066 3,020
b
FW2781786.UP.FTS.B , 29 .22% , 3/14/27 .. 1,130 171
FW2784027.UP.FTS.B , 29 .23% , 3/14/27 .. 7,921 7,803
FW2781563.UP.FTS.B , 29 .25% , 3/14/27 .. 522 514
FW2785470.UP.FTS.B , 29 .28% , 3/14/27 .. 4,799 4,727
FW2779974.UP.FTS.B , 29 .47% , 3/14/27 .. 2,038 2,007
FW2779230.UP.FTS.B , 29 .54% , 3/14/27 .. 5,230 5,152
FW2785701.UP.FTS.B , 29 .6% , 3/14/27 ... 1,099 1,083
FW2780605.UP.FTS.B , 29 .61% , 3/14/27 .. 524 517
FW2783287.UP.FTS.B , 29 .91% , 3/14/27 .. 2,612 2,574
FW2789655.UP.FTS.B , 29 .98% , 3/14/27 .. 8,546 5,706
FW2789631.UP.FTS.B , 30 .08% , 3/14/27 .. 1,947 1,917
FW2788950.UP.FTS.B , 30 .14% , 3/14/27 .. 5,936 5,847
FW2782935.UP.FTS.B , 30 .31% , 3/14/27 .. 4,093 4,033
FW2783523.UP.FTS.B , 30 .41% , 3/14/27 .. 2,093 2,061
FW2790314.UP.FTS.B , 30 .48% , 3/14/27 .. 5,688 5,606
FW2780158.UP.FTS.B , 30 .52% , 3/14/27 .. 896 883
FW2780499.UP.FTS.B , 30 .57% , 3/14/27 .. 911 898
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2789252.UP.FTS.B , 30 .65% , 3/14/27 .. $ 10,587 $ 10,433
FW2785351.UP.FTS.B , 30 .67% , 3/14/27 .. 847 835
FW2780952.UP.FTS.B , 30 .68% , 3/14/27 .. 530 522
FW2787603.UP.FTS.B , 30 .68% , 3/14/27 .. 551 543
FW2783504.UP.FTS.B , 30 .73% , 3/14/27 .. 1,907 1,281
FW2783660.UP.FTS.B , 30 .79% , 3/14/27 .. 1,378 1,358
FW2790078.UP.FTS.B , 30 .9% , 3/14/27 ... 1,498 1,476
FW2783182.UP.FTS.B , 30 .92% , 3/14/27 .. 637 628
FW2790293.UP.FTS.B , 30 .94% , 3/14/27 .. 1,435 1,414
FW2783246.UP.FTS.B , 30 .95% , 3/14/27 .. 392 28
FW2783531.UP.FTS.B , 30 .98% , 3/14/27 .. 5,175 5,098
FW2784675.UP.FTS.B , 30 .98% , 3/14/27 .. 1,124 1,108
b
FW2786195.UP.FTS.B , 30 .98% , 3/14/27 .. 746 53
FW2782332.UP.FTS.B , 30 .99% , 3/14/27 .. 681 671
FW2787448.UP.FTS.B , 31 .05% , 3/14/27 .. 691 681
FW2790081.UP.FTS.B , 31 .07% , 3/14/27 .. 691 681
FW2785866.UP.FTS.B , 31 .08% , 3/14/27 .. 639 629
FW2787532.UP.FTS.B , 31 .09% , 3/14/27 .. 603 594
FW2788870.UP.FTS.B , 31 .1% , 3/14/27 ... 3,086 3,042
b
FW2785064.UP.FTS.B , 31 .11% , 3/14/27 .. 765 55
FW2781136.UP.FTS.B , 31 .12% , 3/14/27 .. 2,024 1,995
FW2789294.UP.FTS.B , 31 .12% , 3/14/27 .. 2,412 2,377
FW2787239.UP.FTS.B , 31 .14% , 3/14/27 .. 2,450 2,415
FW2787162.UP.FTS.B , 31 .15% , 3/14/27 .. 1,811 1,785
FW2780763.UP.FTS.B , 31 .16% , 3/14/27 .. 958 944
FW2781077.UP.FTS.B , 31 .22% , 3/14/27 .. 586 577
FW2783270.UP.FTS.B , 31 .23% , 3/14/27 .. 11,450 7,651
FW2783300.UP.FTS.B , 31 .25% , 3/14/27 .. 1,488 382
FW2779996.UP.FTS.B , 31 .38% , 3/14/27 .. 1,813 1,786
b
FW2784473.UP.FTS.B , 31 .45% , 3/14/27 .. 1,620 –
FW2781466.UP.FTS.B , 31 .46% , 3/14/27 .. 963 647
FW2784706.UP.FTS.B , 31 .51% , 3/14/27 .. 2,714 1,842
FW2780027.UP.FTS.B , 31 .52% , 3/14/27 .. 1,607 1,584
FW2781775.UP.FTS.B , 31 .79% , 3/14/27 .. 877 863
FW2785751.UP.FTS.B , 31 .86% , 3/14/27 .. 1,072 1,057
FW2780155.UP.FTS.B , 31 .91% , 3/14/27 .. 1,342 1,323
L2783467.UP.FTS.B , 14 .77% , 3/15/27 .... 4,941 3,162
L2773530.UP.FTS.B , 21 .6% , 3/15/27 .... 4,286 4,216
L2781494.UP.FTS.B , 6 .32% , 3/17/27 .... 4,555 4,414
b
L2786162.UP.FTS.B , 15 .01% , 3/17/27 .... 14,752 2,019
L2780204.UP.FTS.B , 20 .34% , 3/17/27 .... 4,687 4,610
FW2788471.UP.FTS.B , 31 .09% , 3/19/27 .. 1,162 938
L2783095.UP.FTS.B , 14 .33% , 3/20/27 .... 1,170 1,148
L2788995.UP.FTS.B , 15 .39% , 3/20/27 .... 1,453 1,439
b
L2784421.UP.FTS.B , 22 .65% , 3/20/27 .... 12,383 1,804
L2785417.UP.FTS.B , 23 .7% , 3/20/27 .... 1,031 1,014
FW2789463.UP.FTS.B , 25 .89% , 3/20/27 .. 4,378 4,310
FW2781187.UP.FTS.B , 27 .42% , 3/20/27 .. 1,428 1,407
L2784962.UP.FTS.B , 9 .82% , 3/21/27 .... 12,217 11,934
FW2781024.UP.FTS.B , 15 .1% , 3/21/27 ... 2,536 2,487
FW2783063.UP.FTS.B , 21 .08% , 3/21/27 .. 4,966 3,281
L2785874.UP.FTS.B , 24 .08% , 3/21/27 .... 4,398 4,327
FW1893730.UP.FTS.B , 26 .84% , 3/21/27 .. 5,085 1,296
L2789596.UP.FTS.B , 19 .71% , 3/22/27 .... 2,737 1,798
FW2789132.UP.FTS.B , 21% , 3/23/27 .... 4,244 2,810
L2783023.UP.FTS.B , 22 .68% , 3/23/27 .... 3,187 3,133

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
b
FW2785547.UP.FTS.B , 21 .71% , 3/24/27 .. $ 4,343 $ 609
FW2786929.UP.FTS.B , 30 .3% , 3/24/27 ... 5,229 5,155
L2784724.UP.FTS.B , 14 .06% , 3/26/27 .... 11,056 10,847
FW2789245.UP.FTS.B , 16 .05% , 3/28/27 .. 4,084 4,041
FW2787024.UP.FTS.B , 19% , 3/28/27 .... 24,136 23,722
FW2784959.UP.FTS.B , 22 .93% , 3/28/27 .. 5,418 5,326
b
FW2787432.UP.FTS.B , 24 .27% , 3/28/27 .. 12,120 882
FW2785903.UP.FTS.B , 25 .2% , 3/28/27 ... 4,620 4,546
FW2781941.UP.FTS.B , 30 .87% , 3/28/27 .. 955 942
b
L2016549.UP.FTS.B , 14 .78% , 4/10/27 .... 2,813 375
FW2011916.UP.FTS.B , 16 .6% , 4/10/27 ... 1,614 1,577
FW2018016.UP.FTS.B , 16 .76% , 4/10/27 .. 9,196 4,388
FW2016567.UP.FTS.B , 21 .23% , 4/10/27 .. 3,162 1,546
L2018168.UP.FTS.B , 21 .66% , 4/10/27 .... 3,262 234
L2018248.UP.FTS.B , 24 .88% , 4/10/27 .... 1,679 1,647
FW2016392.UP.FTS.B , 31 .01% , 4/10/27 .. 236 231
FW2016681.UP.FTS.B , 31 .25% , 4/10/27 .. 2,978 2,921
L2931144.UP.FTS.B , 5 .51% , 4/11/27 ..... 3,592 3,478
FW2932165.UP.FTS.B , 5 .86% , 4/11/27 ... 8,142 7,886
L2928632.UP.FTS.B , 5 .88% , 4/11/27 ..... 4,252 4,119
L2931374.UP.FTS.B , 7 .06% , 4/11/27 ..... 2,865 2,775
L2928415.UP.FTS.B , 7 .84% , 4/11/27 ..... 14,449 14,109
L2928839.UP.FTS.B , 7 .91% , 4/11/27 ..... 3,291 3,213
FW2930354.UP.FTS.B , 8 .77% , 4/11/27 ... 8,638 8,438
L2929501.UP.FTS.B , 8 .87% , 4/11/27 ..... 11,225 10,964
L2929733.UP.FTS.B , 9 .1% , 4/11/27 ...... 15,764 15,397
L2928144.UP.FTS.B , 9 .39% , 4/11/27 ..... 8,482 8,283
L2932211.UP.FTS.B , 9 .68% , 4/11/27 ..... 4,131 4,064
L2931292.UP.FTS.B , 9 .71% , 4/11/27 ..... 716 700
L2930583.UP.FTS.B , 9 .81% , 4/11/27 ..... 19,101 18,659
L2929532.UP.FTS.B , 9 .84% , 4/11/27 ..... 7,157 6,989
L2928694.UP.FTS.B , 11 .02% , 4/11/27 .... 6,950 6,803
FW2931075.UP.FTS.B , 11 .12% , 4/11/27 .. 5,669 5,549
FW2928380.UP.FTS.B , 11 .34% , 4/11/27 .. 1,648 1,613
L2929334.UP.FTS.B , 11 .51% , 4/11/27 .... 10,386 10,167
L2931774.UP.FTS.B , 11 .89% , 4/11/27 .... 6,090 5,966
L2930792.UP.FTS.B , 12 .29% , 4/11/27 .... 2,196 2,150
L2932192.UP.FTS.B , 12 .4% , 4/11/27 ..... 13,198 12,922
L2925660.UP.FTS.B , 12 .92% , 4/11/27 .... 665 651
L2930302.UP.FTS.B , 13 .11% , 4/11/27 .... 3,287 3,219
L2929053.UP.FTS.B , 13 .57% , 4/11/27 .... 6,030 5,915
L2931141.UP.FTS.B , 14 .22% , 4/11/27 .... 4,339 4,254
L2931110.UP.FTS.B , 14 .92% , 4/11/27 .... 2,064 2,040
L2929671.UP.FTS.B , 15 .08% , 4/11/27 .... 14,494 14,239
L2928237.UP.FTS.B , 15 .14% , 4/11/27 .... 19,750 19,348
L2930249.UP.FTS.B , 15 .14% , 4/11/27 .... 4,927 4,827
L2930377.UP.FTS.B , 15 .57% , 4/11/27 .... 8,149 8,058
L2927743.UP.FTS.B , 15 .66% , 4/11/27 .... 3,444 3,404
L2928701.UP.FTS.B , 15 .72% , 4/11/27 .... 2,105 2,064
L2928682.UP.FTS.B , 15 .94% , 4/11/27 .... 5,899 5,831
FW2929957.UP.FTS.B , 16 .01% , 4/11/27 .. 6,461 6,331
L2929608.UP.FTS.B , 16 .07% , 4/11/27 .... 458 453
L2932260.UP.FTS.B , 16 .49% , 4/11/27 .... 623 615
L2930475.UP.FTS.B , 16 .55% , 4/11/27 .... 3,066 3,031
L2927859.UP.FTS.B , 16 .57% , 4/11/27 .... 1,161 331
FW2928717.UP.FTS.B , 16 .97% , 4/11/27 .. 3,503 3,464
L2920414.UP.FTS.B , 17 .44% , 4/11/27 .... 12,470 12,335
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
b
FW2930503.UP.FTS.B , 17 .64% , 4/11/27 .. $ 2,872 $ 209
L2929835.UP.FTS.B , 17 .66% , 4/11/27 .... 5,048 4,992
L2931693.UP.FTS.B , 17 .77% , 4/11/27 .... 2,077 2,035
L2930203.UP.FTS.B , 18 .11% , 4/11/27 .... 18,946 18,578
L2929357.UP.FTS.B , 18 .14% , 4/11/27 .... 2,855 2,823
FW2928101.UP.FTS.B , 18 .34% , 4/11/27 .. 1,569 1,540
L2929573.UP.FTS.B , 18 .4% , 4/11/27 ..... 7,135 7,056
FW2931119.UP.FTS.B , 18 .48% , 4/11/27 .. 1,761 1,726
L2926454.UP.FTS.B , 19 .25% , 4/11/27 .... 1,359 1,335
L2932213.UP.FTS.B , 19 .31% , 4/11/27 .... 3,992 3,919
L2927920.UP.FTS.B , 19 .53% , 4/11/27 .... 7,235 7,103
L2930145.UP.FTS.B , 19 .64% , 4/11/27 .... 3,926 3,876
L2929135.UP.FTS.B , 20 .21% , 4/11/27 .... 2,932 713
L2928908.UP.FTS.B , 20 .26% , 4/11/27 .... 487 478
b
L2929578.UP.FTS.B , 20 .69% , 4/11/27 .... 12,380 910
L2927893.UP.FTS.B , 20 .88% , 4/11/27 .... 3,236 3,175
FW2929918.UP.FTS.B , 21 .02% , 4/11/27 .. 289 284
FW2929809.UP.FTS.B , 21 .08% , 4/11/27 .. 6,387 6,266
L2930355.UP.FTS.B , 21 .76% , 4/11/27 .... 2,477 2,431
b
L2931630.UP.FTS.B , 22 .14% , 4/11/27 .... 12,726 913
FW2930816.UP.FTS.B , 22 .15% , 4/11/27 .. 4,646 4,564
L2932038.UP.FTS.B , 22 .19% , 4/11/27 .... 2,638 1,320
L2929277.UP.FTS.B , 22 .4% , 4/11/27 ..... 4,748 4,660
L2929355.UP.FTS.B , 22 .65% , 4/11/27 .... 928 911
FW2928961.UP.FTS.B , 23 .12% , 4/11/27 .. 2,453 2,408
L2932120.UP.FTS.B , 23 .29% , 4/11/27 .... 2,586 2,539
L2931244.UP.FTS.B , 23 .41% , 4/11/27 .... 1,100 1,080
L2931393.UP.FTS.B , 23 .58% , 4/11/27 .... 3,289 3,230
FW2931916.UP.FTS.B , 23 .85% , 4/11/27 .. 3,047 2,992
FW2929160.UP.FTS.B , 24 .21% , 4/11/27 .. 547 537
L2928472.UP.FTS.B , 24 .3% , 4/11/27 ..... 2,722 2,672
L2930096.UP.FTS.B , 24 .39% , 4/11/27 .... 2,034 1,998
L2932289.UP.FTS.B , 24 .85% , 4/11/27 .... 1,233 1,211
L2928413.UP.FTS.B , 25 .03% , 4/11/27 .... 875 859
L2929882.UP.FTS.B , 25 .08% , 4/11/27 .... 372 366
L2930146.UP.FTS.B , 25 .16% , 4/11/27 .... 539 530
L2930022.UP.FTS.B , 25 .21% , 4/11/27 .... 1,238 1,216
L2928316.UP.FTS.B , 25 .25% , 4/11/27 .... 1,736 1,706
b
L2929095.UP.FTS.B , 25 .31% , 4/11/27 .... 1,447 112
L2931438.UP.FTS.B , 25 .31% , 4/11/27 .... 2,632 2,586
b
L2927955.UP.FTS.B , 25 .33% , 4/11/27 .... 303 53
L2930363.UP.FTS.B , 25 .38% , 4/11/27 .... 522 513
b
L2929249.UP.FTS.B , 25 .41% , 4/11/27 .... 912 135
L2931011.UP.FTS.B , 25 .45% , 4/11/27 .... 904 888
L2928194.UP.FTS.B , 25 .48% , 4/11/27 .... 1,220 1,197
L2928800.UP.FTS.B , 25 .5% , 4/11/27 ..... 1,241 1,220
L2924786.UP.FTS.B , 25 .51% , 4/11/27 .... 3,208 3,152
L2929203.UP.FTS.B , 25 .67% , 4/11/27 .... 10,305 10,128
FW2931488.UP.FTS.B , 25 .84% , 4/11/27 .. 2,068 2,033
L2930197.UP.FTS.B , 26 .2% , 4/11/27 ..... 26,070 25,619
FW2928645.UP.FTS.B , 26 .24% , 4/11/27 .. 1,461 1,435
FW2932003.UP.FTS.B , 26 .57% , 4/11/27 .. 6,083 5,979
FW2930544.UP.FTS.B , 27 .01% , 4/11/27 .. 2,630 2,585
FW2930638.UP.FTS.B , 27 .26% , 4/11/27 .. 11,029 10,844
FW2929129.UP.FTS.B , 27 .27% , 4/11/27 .. 8,547 8,403
FW2929101.UP.FTS.B , 27 .56% , 4/11/27 .. 741 728

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2928485.UP.FTS.B , 27 .66% , 4/11/27 .. $ 2,649 $ 2,605
FW2928012.UP.FTS.B , 28 .41% , 4/11/27 .. 2,972 2,924
FW2929560.UP.FTS.B , 28 .47% , 4/11/27 .. 16,732 16,464
FW2929635.UP.FTS.B , 30 .45% , 4/11/27 .. 601 592
FW2930995.UP.FTS.B , 30 .73% , 4/11/27 .. 1,423 1,401
FW2929924.UP.FTS.B , 30 .77% , 4/11/27 .. 676 664
FW2929033.UP.FTS.B , 30 .91% , 4/11/27 .. 2,516 2,475
FW2930708.UP.FTS.B , 30 .94% , 4/11/27 .. 603 594
FW2931261.UP.FTS.B , 30 .94% , 4/11/27 .. 1,920 1,890
FW2931670.UP.FTS.B , 31 .06% , 4/11/27 .. 1,421 1,397
FW2931962.UP.FTS.B , 31 .16% , 4/11/27 .. 607 597
FW2927833.UP.FTS.B , 31 .18% , 4/11/27 .. 825 812
FW2928577.UP.FTS.B , 31 .19% , 4/11/27 .. 660 650
FW2930781.UP.FTS.B , 31 .2% , 4/11/27 ... 721 710
FW2928856.UP.FTS.B , 31 .24% , 4/11/27 .. 1,486 1,463
FW2932028.UP.FTS.B , 31 .51% , 4/11/27 .. 6,974 6,870
b
FW2929182.UP.FTS.B , 32 .25% , 4/11/27 .. 18,169 2,735
L2934719.UP.FTS.B , 5 .89% , 4/12/27 .... 7,090 6,868
L2934939.UP.FTS.B , 5 .94% , 4/12/27 .... 5,134 4,986
L2934674.UP.FTS.B , 5 .99% , 4/12/27 .... 3,092 2,997
L2932966.UP.FTS.B , 6 .09% , 4/12/27 .... 919 892
L2935839.UP.FTS.B , 6 .13% , 4/12/27 .... 2,416 2,341
L2933662.UP.FTS.B , 6 .16% , 4/12/27 .... 10,071 9,754
L2932593.UP.FTS.B , 6 .74% , 4/12/27 .... 2,844 2,756
L2932805.UP.FTS.B , 7 .25% , 4/12/27 .... 5,181 5,035
L2932516.UP.FTS.B , 8 .41% , 4/12/27 .... 1,412 1,383
L2933064.UP.FTS.B , 8 .64% , 4/12/27 .... 17,161 16,770
FW2933047.UP.FTS.B , 9 .38% , 4/12/27 ... 2,532 2,473
L2935039.UP.FTS.B , 9 .98% , 4/12/27 .... 1,530 1,508
L2935520.UP.FTS.B , 10 .08% , 4/12/27 .... 2,131 2,081
FW2934452.UP.FTS.B , 10 .25% , 4/12/27 .. 13,662 13,344
L2933292.UP.FTS.B , 10 .46% , 4/12/27 .... 6,972 6,838
L2934277.UP.FTS.B , 10 .75% , 4/12/27 .... 436 427
L2933170.UP.FTS.B , 10 .92% , 4/12/27 .... 10,299 10,062
FW2934988.UP.FTS.B , 11 .01% , 4/12/27 .. 6,819 6,675
L2935685.UP.FTS.B , 11 .21% , 4/12/27 .... 10,194 9,984
L2934721.UP.FTS.B , 13 .01% , 4/12/27 .... 4,436 4,344
L2932728.UP.FTS.B , 13 .07% , 4/12/27 .... 2,382 2,334
L2932883.UP.FTS.B , 13 .4% , 4/12/27 .... 981 961
L2933032.UP.FTS.B , 13 .49% , 4/12/27 .... 8,593 8,420
FW2932832.UP.FTS.B , 13 .69% , 4/12/27 .. 9,578 9,382
L2934323.UP.FTS.B , 14 .05% , 4/12/27 .... 1,675 1,642
FW2935078.UP.FTS.B , 14 .1% , 4/12/27 ... 1,482 1,452
L2934014.UP.FTS.B , 14 .43% , 4/12/27 .... 7,323 7,174
L2933672.UP.FTS.B , 14 .48% , 4/12/27 .... 765 750
FW2921409.UP.FTS.B , 14 .51% , 4/12/27 .. 1,362 1,335
L2933917.UP.FTS.B , 14 .92% , 4/12/27 .... 3,185 3,120
b
L2933149.UP.FTS.B , 14 .95% , 4/12/27 .... 3,228 301
L2934068.UP.FTS.B , 15 .16% , 4/12/27 .... 2,444 2,395
FW2935322.UP.FTS.B , 15 .48% , 4/12/27 .. 817 801
L2934951.UP.FTS.B , 15 .65% , 4/12/27 .... 642 630
FW2936086.UP.FTS.B , 15 .83% , 4/12/27 .. 2,498 2,470
L2933684.UP.FTS.B , 15 .83% , 4/12/27 .... 4,985 4,887
L2934824.UP.FTS.B , 16 .29% , 4/12/27 .... 3,139 3,105
FW2934062.UP.FTS.B , 16 .46% , 4/12/27 .. 4,903 4,849
L2934330.UP.FTS.B , 17 .26% , 4/12/27 .... 5,017 4,918
FW2928773.UP.FTS.B , 17 .37% , 4/12/27 .. 2,984 2,953
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2929039.UP.FTS.B , 17 .51% , 4/12/27 .... $ 2,001 $ 1,980
FW2921340.UP.FTS.B , 18 .08% , 4/12/27 .. 2,714 2,680
FW2933519.UP.FTS.B , 18 .13% , 4/12/27 .. 4,599 4,549
L2933956.UP.FTS.B , 18 .85% , 4/12/27 .... 3,827 3,786
L2932813.UP.FTS.B , 19 .07% , 4/12/27 .... 6,235 6,123
FW2932660.UP.FTS.B , 19 .24% , 4/12/27 .. 10,970 10,852
FW2935930.UP.FTS.B , 19 .97% , 4/12/27 .. 4,172 4,128
L2934093.UP.FTS.B , 20 .12% , 4/12/27 .... 1,609 1,580
b
L2932535.UP.FTS.B , 20 .15% , 4/12/27 .... 4,578 333
L2933315.UP.FTS.B , 21 .57% , 4/12/27 .... 2,916 2,886
L2934722.UP.FTS.B , 21 .63% , 4/12/27 .... 1,986 1,949
FW2932542.UP.FTS.B , 22 .3% , 4/12/27 ... 8,477 8,324
L2935129.UP.FTS.B , 22 .75% , 4/12/27 .... 4,013 3,943
L2932952.UP.FTS.B , 23 .13% , 4/12/27 .... 2,727 2,679
L2933829.UP.FTS.B , 23 .3% , 4/12/27 .... 15,939 15,657
L2934363.UP.FTS.B , 23 .59% , 4/12/27 .... 4,131 2,060
L2933915.UP.FTS.B , 23 .94% , 4/12/27 .... 4,068 3,998
FW2933926.UP.FTS.B , 24 .54% , 4/12/27 .. 15,353 15,087
L2932713.UP.FTS.B , 24 .66% , 4/12/27 .... 8,154 8,015
FW2934105.UP.FTS.B , 25 .03% , 4/12/27 .. 25,722 25,281
L2934475.UP.FTS.B , 25 .05% , 4/12/27 .... 515 506
L2934307.UP.FTS.B , 25 .18% , 4/12/27 .... 825 811
L2934790.UP.FTS.B , 25 .21% , 4/12/27 .... 1,807 1,776
L2933613.UP.FTS.B , 25 .31% , 4/12/27 .... 1,321 1,299
L2934270.UP.FTS.B , 25 .32% , 4/12/27 .... 723 711
L2933656.UP.FTS.B , 25 .33% , 4/12/27 .... 1,140 1,120
L2935106.UP.FTS.B , 25 .47% , 4/12/27 .... 880 865
L2931662.UP.FTS.B , 25 .5% , 4/12/27 .... 3,401 3,344
L2935140.UP.FTS.B , 25 .88% , 4/12/27 .... 1,665 1,637
FW2932828.UP.FTS.B , 26 .03% , 4/12/27 .. 1,904 986
b
L2932763.UP.FTS.B , 26 .08% , 4/12/27 .... 3,021 447
FW2932450.UP.FTS.B , 26 .13% , 4/12/27 .. 1,720 1,691
L2933446.UP.FTS.B , 26 .13% , 4/12/27 .... 4,429 4,354
FW2934761.UP.FTS.B , 26 .44% , 4/12/27 .. 3,398 3,341
FW2933474.UP.FTS.B , 27 .39% , 4/12/27 .. 1,823 1,793
b
FW2932900.UP.FTS.B , 30 .82% , 4/12/27 .. 2,280 163
FW2932657.UP.FTS.B , 30 .91% , 4/12/27 .. 713 702
FW2933070.UP.FTS.B , 30 .98% , 4/12/27 .. 631 621
FW2933622.UP.FTS.B , 31 .07% , 4/12/27 .. 2,181 2,148
FW2932838.UP.FTS.B , 31 .12% , 4/12/27 .. 714 703
FW2934816.UP.FTS.B , 31 .17% , 4/12/27 .. 4,694 4,622
FW2932550.UP.FTS.B , 31 .41% , 4/12/27 .. 4,852 4,779
FW2934482.UP.FTS.B , 31 .52% , 4/12/27 .. 4,326 4,260
L2926179.UP.FTS.B , 14% , 4/14/27 ...... 14,529 14,238
L2932935.UP.FTS.B , 7 .41% , 4/15/27 .... 8,208 7,951
FW2928215.UP.FTS.B , 17 .86% , 4/15/27 .. 2,601 2,574
FW2782751.UP.FTS.B , 18 .72% , 4/15/27 .. 5,110 3,342
L2933178.UP.FTS.B , 12 .88% , 4/16/27 .... 3,059 2,996
FW2921283.UP.FTS.B , 27 .6% , 4/16/27 ... 1,702 1,133
L2929271.UP.FTS.B , 8 .07% , 4/19/27 .... 14,933 14,469
FW2111536.UP.FTS.B , 24 .67% , 4/24/27 .. 5,228 5,136
L2112103.UP.FTS.B , 24 .86% , 4/24/27 .... 2,871 2,820
FW2110882.UP.FTS.B , 25 .83% , 4/24/27 .. 4,099 4,038
b
FW2112451.UP.FTS.B , 30 .73% , 4/24/27 .. 1,090 174
L2931611.UP.FTS.B , 20 .6% , 5/01/27 ..... 8,378 8,291
L2262094.UP.FTS.B , 15 .17% , 5/16/27 .... 2,500 2,442

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2266091.UP.FTS.B , 16 .62% , 5/16/27 .... $ 4,865 $ 3,100
L2264467.UP.FTS.B , 18 .83% , 5/16/27 .... 14,317 9,201
b
L2264897.UP.FTS.B , 22 .07% , 5/16/27 .... 7,185 620
FW2262937.UP.FTS.B , 29 .28% , 5/16/27 .. 2,870 2,825
FW2266925.UP.FTS.B , 31 .22% , 5/16/27 .. 12,292 3,061
L2268700.UP.FTS.B , 9 .56% , 5/17/27 .... 1,789 1,740
L2267939.UP.FTS.B , 17 .47% , 5/17/27 .... 1,286 1,268
L2267967.UP.FTS.B , 19 .43% , 5/17/27 .... 9,156 8,995
L2269383.UP.FTS.B , 23 .1% , 5/17/27 .... 1,950 1,915
L2267445.UP.FTS.B , 24 .36% , 5/17/27 .... 6,181 6,063
L2269335.UP.FTS.B , 24 .65% , 5/17/27 .... 1,306 1,283
FW2269543.UP.FTS.B , 24 .98% , 5/17/27 .. 6,061 5,949
L2269566.UP.FTS.B , 25 .42% , 5/17/27 .... 2,293 2,254
b
L2270069.UP.FTS.B , 9 .27% , 6/01/27 .... 4,175 302
FW2783542.UP.FTS.B , 14 .99% , 6/14/27 .. 7,905 567
L2473231.UP.FTS.B , 11 .36% , 6/20/27 .... 2,846 2,775
L2474789.UP.FTS.B , 13 .64% , 6/20/27 .... 11,185 10,922
L2472806.UP.FTS.B , 24 .05% , 6/20/27 .... 7,356 4,809
b
L2474417.UP.FTS.B , 25 .31% , 6/20/27 .... 2,279 164
L2471756.UP.FTS.B , 26 .47% , 6/20/27 .... 637 419
FW2478138.UP.FTS.B , 20 .35% , 6/21/27 .. 10,328 10,135
L2441362.UP.FTS.B , 20 .97% , 6/21/27 .... 2,622 2,573
FW2476973.UP.FTS.B , 28 .09% , 6/21/27 .. 1,320 1,303
FW2476585.UP.FTS.B , 28 .45% , 6/21/27 .. 3,088 3,042
b
FW2479731.UP.FTS.B , 10 .13% , 7/06/27 .. 9,749 701
FW2656762.UP.FTS.B , 16 .73% , 7/18/27 .. 11,603 11,454
b
L2657584.UP.FTS.B , 25 .37% , 7/18/27 .... 5,016 753
FW2653443.UP.FTS.B , 31 .19% , 7/18/27 .. 9,272 9,126
L2656455.UP.FTS.B , 11 .03% , 7/27/27 .... 9,785 9,542
L2781769.UP.FTS.B , 7 .86% , 8/14/27 .... 9,166 8,947
L2779827.UP.FTS.B , 9 .72% , 8/14/27 .... 6,000 5,860
FW2780382.UP.FTS.B , 10 .8% , 8/14/27 ... 2,465 2,408
L2784551.UP.FTS.B , 11 .17% , 8/14/27 .... 30,503 18,274
FW2790608.UP.FTS.B , 11 .2% , 8/14/27 ... 3,757 831
L2785893.UP.FTS.B , 13 .78% , 8/14/27 .... 1,076 1,051
b
FW2785433.UP.FTS.B , 14 .35% , 8/14/27 .. 4,169 302
L2784886.UP.FTS.B , 14 .47% , 8/14/27 .... 5,274 5,156
L2785260.UP.FTS.B , 14 .63% , 8/14/27 .... 12,689 12,406
FW2785300.UP.FTS.B , 14 .74% , 8/14/27 .. 24,972 24,421
b
L2787335.UP.FTS.B , 15 .22% , 8/14/27 .... 1,756 76
L2785752.UP.FTS.B , 15 .55% , 8/14/27 .... 6,677 6,598
L2787854.UP.FTS.B , 15 .85% , 8/14/27 .... 1,700 1,680
L2784177.UP.FTS.B , 16 .34% , 8/14/27 .... 3,317 3,277
L2782699.UP.FTS.B , 16 .54% , 8/14/27 .... 14,954 9,007
L2785121.UP.FTS.B , 16 .67% , 8/14/27 .... 14,702 9,122
b
FW2783637.UP.FTS.B , 16 .93% , 8/14/27 .. 5,781 807
L2780752.UP.FTS.B , 17 .46% , 8/14/27 .... 21,842 13,509
b
L2784632.UP.FTS.B , 17 .63% , 8/14/27 .... 4,655 331
L2784502.UP.FTS.B , 17 .69% , 8/14/27 .... 10,949 791
FW2780686.UP.FTS.B , 18 .04% , 8/14/27 .. 596 584
L2781142.UP.FTS.B , 18 .71% , 8/14/27 .... 3,994 2,479
b
L2784145.UP.FTS.B , 19 .03% , 8/14/27 .... 3,769 275
L2780510.UP.FTS.B , 19 .3% , 8/14/27 .... 15,163 15,024
L2780702.UP.FTS.B , 19 .32% , 8/14/27 .... 11,101 10,907
FW2782056.UP.FTS.B , 19 .7% , 8/14/27 ... 4,385 4,336
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2782244.UP.FTS.B , 19 .84% , 8/14/27 .... $ 2,921 $ 2,890
L2782188.UP.FTS.B , 20 .46% , 8/14/27 .... 8,031 7,885
FW2788480.UP.FTS.B , 20 .56% , 8/14/27 .. 3,401 3,341
FW2786123.UP.FTS.B , 20 .87% , 8/14/27 .. 1,711 1,682
L2782941.UP.FTS.B , 21 .84% , 8/14/27 .... 1,619 1,591
b
FW2785231.UP.FTS.B , 21 .88% , 8/14/27 .. 7,572 651
L2780882.UP.FTS.B , 22 .29% , 8/14/27 .... 4,925 4,836
L2785540.UP.FTS.B , 22 .99% , 8/14/27 .... 2,870 1,830
b
L2761176.UP.FTS.B , 23 .49% , 8/14/27 .... 4,042 560
FW2789810.UP.FTS.B , 24 .24% , 8/14/27 .. 1,212 790
FW2780321.UP.FTS.B , 24 .37% , 8/14/27 .. 3,650 3,598
L2781314.UP.FTS.B , 24 .73% , 8/14/27 .... 7,147 7,062
FW2780263.UP.FTS.B , 25% , 8/14/27 .... 2,623 2,585
L2782686.UP.FTS.B , 25% , 8/14/27 ...... 11,098 10,963
FW2780348.UP.FTS.B , 25 .03% , 8/14/27 .. 3,503 2,221
L2788622.UP.FTS.B , 25 .12% , 8/14/27 .... 4,968 4,890
L2780085.UP.FTS.B , 25 .23% , 8/14/27 .... 946 931
L2781090.UP.FTS.B , 25 .39% , 8/14/27 .... 1,174 276
b
FW2786974.UP.FTS.B , 25 .42% , 8/14/27 .. 2,189 159
b
L2784786.UP.FTS.B , 25 .48% , 8/14/27 .... 19,198 2,780
L2771933.UP.FTS.B , 25 .49% , 8/14/27 .... 1,081 1,064
L2782131.UP.FTS.B , 25 .51% , 8/14/27 .... 10,446 10,298
L2782017.UP.FTS.B , 25 .54% , 8/14/27 .... 1,216 1,195
FW2783121.UP.FTS.B , 26 .17% , 8/14/27 .. 3,242 3,202
FW2784070.UP.FTS.B , 26 .88% , 8/14/27 .. 11,453 11,321
b
FW2780366.UP.FTS.B , 27 .22% , 8/14/27 .. 2,593 186
FW2788769.UP.FTS.B , 27 .54% , 8/14/27 .. 13,955 3,303
FW2781808.UP.FTS.B , 28 .36% , 8/14/27 .. 6,346 6,253
FW2781950.UP.FTS.B , 28 .45% , 8/14/27 .. 4,407 4,350
FW2787016.UP.FTS.B , 28 .75% , 8/14/27 .. 11,601 7,504
FW2773545.UP.FTS.B , 29 .8% , 8/14/27 ... 1,107 1,091
b
FW2784677.UP.FTS.B , 29 .98% , 8/14/27 .. 893 64
FW2786761.UP.FTS.B , 30 .87% , 8/14/27 .. 1,470 1,452
FW2788878.UP.FTS.B , 30 .91% , 8/14/27 .. 1,861 1,837
FW2787940.UP.FTS.B , 31 .09% , 8/14/27 .. 5,902 3,799
FW2784788.UP.FTS.B , 31 .17% , 8/14/27 .. 5,207 3,231
FW2788570.UP.FTS.B , 30 .2% , 8/15/27 ... 4,969 4,900
FW2788584.UP.FTS.B , 22 .8% , 8/16/27 ... 7,417 7,300
L2785554.UP.FTS.B , 23 .22% , 8/16/27 .... 8,590 8,456
L2788641.UP.FTS.B , 8 .88% , 8/18/27 .... 5,098 4,976
FW2779874.UP.FTS.B , 16 .55% , 8/19/27 .. 5,451 3,384
b
L2789222.UP.FTS.B , 25 .36% , 8/20/27 .... 1,129 164
FW2788124.UP.FTS.B , 28 .64% , 8/20/27 .. 6,699 6,628
FW2782011.UP.FTS.B , 23 .47% , 8/22/27 .. 3,446 2,205
L2780799.UP.FTS.B , 25 .48% , 8/24/27 .... 13,455 13,247
L2743727.UP.FTS.B , 16 .97% , 8/25/27 .... 1,821 132
FW2789146.UP.FTS.B , 27 .73% , 8/25/27 .. 3,151 3,123
b
L2782423.UP.FTS.B , 18 .4% , 8/28/27 .... 9,622 693
b
L2786225.UP.FTS.B , 19 .38% , 8/28/27 .... 10,393 392
L2785536.UP.FTS.B , 27 .43% , 8/28/27 .... 11,745 11,646
FW2786209.UP.FTS.B , 30 .73% , 8/28/27 .. 928 224
FW2786834.UP.FTS.B , 31 .16% , 8/28/27 .. 3,277 235
b
FW2931457.UP.FTS.B , 11 .32% , 9/11/27 .. 5,210 660
L2929885.UP.FTS.B , 11 .42% , 9/11/27 .... 21,680 21,184
L2927750.UP.FTS.B , 13 .53% , 9/11/27 .... 4,032 3,942

Franklin Limited Duration Income Trust
Schedule of Investments (unaudited)
Franklin Limited Duration Income Trust
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2931559.UP.FTS.B , 14 .36% , 9/11/27 .... $ 25,274 $ 24,726
L2931231.UP.FTS.B , 16 .75% , 9/11/27 .... 13,351 5,571
L2928071.UP.FTS.B , 17 .22% , 9/11/27 .... 558 248
L2930149.UP.FTS.B , 17 .22% , 9/11/27 .... 6,046 2,526
L2929660.UP.FTS.B , 19 .43% , 9/11/27 .... 1,376 746
L2929537.UP.FTS.B , 22 .4% , 9/11/27 ..... 14,367 14,129
b
L2931522.UP.FTS.B , 25 .34% , 9/11/27 .... 9,874 –
L2929019.UP.FTS.B , 25 .49% , 9/11/27 .... 2,153 2,121
FW2928696.UP.FTS.B , 27 .59% , 9/11/27 .. 2,886 1,338
b
FW2929228.UP.FTS.B , 27 .79% , 9/11/27 .. 7,761 1,103
b
FW2929186.UP.FTS.B , 28 .7% , 9/11/27 ... 2,972 425
FW2927928.UP.FTS.B , 29 .77% , 9/11/27 .. 778 769
FW2930626.UP.FTS.B , 30 .39% , 9/11/27 .. 271 266
FW2929535.UP.FTS.B , 30 .91% , 9/11/27 .. 22,687 22,408
L2932384.UP.FTS.B , 13 .22% , 9/12/27 .... 1,822 1,781
L2932973.UP.FTS.B , 16 .22% , 9/12/27 .... 1,846 1,805
L2934264.UP.FTS.B , 17 .04% , 9/12/27 .... 3,643 3,600
FW2933357.UP.FTS.B , 24 .77% , 9/12/27 .. 1,950 1,920
L2935062.UP.FTS.B , 25 .37% , 9/12/27 .... 2,360 549
FW2932656.UP.FTS.B , 27 .65% , 9/12/27 .. 1,804 1,782
FW2928392.UP.FTS.B , 12 .26% , 9/14/27 .. 30,358 18,250
L2935437.UP.FTS.B , 23 .88% , 9/14/27 .... 5,796 5,701
L2909526.UP.FTS.B , 16 .64% , 9/15/27 .... 3,779 3,695
L2928512.UP.FTS.B , 24 .85% , 9/16/27 .... 6,459 6,354
FW2932783.UP.FTS.B , 31 .23% , 9/18/27 .. 9,347 9,274
L2932135.UP.FTS.B , 10 .91% , 9/22/27 .... 11,484 11,213
L2109723.UP.FTS.B , 14 .71% , 9/24/27 .... 20,781 20,304
FW2111832.UP.FTS.B , 31 .16% , 9/24/27 .. 4,874 4,800
L2927958.UP.FTS.B , 15 .19% , 9/26/27 .... 9,000 8,794
L2930990.UP.FTS.B , 23 .44% , 9/26/27 .... 6,140 6,031
L2931286.UP.FTS.B , 24 .62% , 9/26/27 .... 13,299 13,092
FW2266529.UP.FTS.B , 27 .38% , 10/16/27 . 3,741 3,674
FW2268177.UP.FTS.B , 20 .82% , 10/17/27 . 1,901 1,864
FW2269400.UP.FTS.B , 29 .19% , 10/17/27 . 3,765 889
FW2269705.UP.FTS.B , 29 .7% , 10/17/27 .. 3,011 2,962
FW2270320.UP.FTS.B , 31 .1% , 10/17/27 .. 1,103 1,087
FW2471006.UP.FTS.B , 31 .15% , 11/20/27 . 994 980
FW2476186.UP.FTS.B , 6 .33% , 11/21/27 .. 10,823 10,423
b
L2476700.UP.FTS.B , 8 .05% , 11/21/27 .... 1,431 241
FW2657294.UP.FTS.B , 16 .22% , 12/18/27 . 10,350 6,581
FW2656738.UP.FTS.B , 26 .73% , 12/18/27 . 6,472 4,197
FW2657050.UP.FTS.B , 31 .21% , 12/18/27 . 2,474 2,440
L2782861.UP.FTS.B , 13% , 1/14/28 ...... 1,395 1,364
L2784927.UP.FTS.B , 20 .04% , 1/14/28 .... 1,694 1,667
FW2787933.UP.FTS.B , 20 .81% , 1/14/28 .. 485 478
L2790163.UP.FTS.B , 21 .62% , 1/14/28 .... 1,123 1,105
L2781510.UP.FTS.B , 21 .9% , 1/14/28 .... 2,824 1,796
FW2780403.UP.FTS.B , 28 .18% , 1/14/28 .. 3,079 3,039
FW2789113.UP.FTS.B , 34 .45% , 1/14/28 .. 10,034 6,250
FW2779683.UP.FTS.B , 24 .26% , 1/16/28 .. 25,313 25,031
L2786161.UP.FTS.B , 25 .2% , 1/20/28 .... 3,060 3,013
L2771055.UP.FTS.B , 19 .91% , 1/21/28 .... 4,196 4,124
L2785139.UP.FTS.B , 21 .47% , 1/21/28 .... 5,948 3,646
L2931697.UP.FTS.B , 18 .04% , 2/11/28 .... 11,008 10,806
FW2931871.UP.FTS.B , 28 .6% , 2/11/28 ... 12,392 5,300
L2016976.UP.FTS.B , 17 .93% , 11/10/28 ... 2,238 2,192
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2471413.UP.FTS.B , 14 .77% , 1/20/29 .... $ 15,915 $ 15,746
L2474231.UP.FTS.B , 18 .07% , 1/20/29 .... 6,128 6,001
L2475358.UP.FTS.B , 19 .49% , 1/20/29 .... 4,039 3,958
L2470272.UP.FTS.B , 21 .01% , 1/20/29 .... 4,122 4,039
b
L2480052.UP.FTS.B , 11 .51% , 1/21/29 .... 1,445 104
L2476569.UP.FTS.B , 12 .1% , 1/21/29 .... 6,434 6,372
L2478078.UP.FTS.B , 21 .42% , 1/21/29 .... 3,826 3,759
L2479722.UP.FTS.B , 22 .71% , 1/21/29 .... 3,920 3,846
L2478021.UP.FTS.B , 24 .55% , 1/21/29 .... 7,100 6,788
L2481996.UP.FTS.B , 25 .8% , 1/21/29 .... 1,078 1,061
L2476521.UP.FTS.B , 26 .04% , 1/21/29 .... 537 517
L2783362.UP.FTS.B , 25 .93% , 3/14/29 .... 995 979
L2893504.UP.FTS.B , 25 .96% , 4/11/29 .... 189 185
L2927882.UP.FTS.B , 26 .42% , 4/11/29 .... 3,396 3,340
L2472122.UP.FTS.B , 18 .59% , 6/20/29 .... 3,280 1,739
L2477875.UP.FTS.B , 11 .39% , 6/21/29 .... 6,376 6,213
L2781565.UP.FTS.B , 27% , 8/14/29 ...... 2,503 2,519
L2928953.UP.FTS.B , 25 .86% , 9/11/29 .... 2,415 2,310
b
L2928275.UP.FTS.B , 26 .91% , 9/11/29 .... 3,040 375
b
L2655839.UP.FTS.B , 20 .67% , 2/18/35 .... 15 1
b
L2780571.UP.FTS.B , 23 .44% , 3/14/35 .... 395 29
b
L2928046.UP.FTS.B , 27 .24% , 4/11/35 .... 622 191
b
L2931304.UP.FTS.B , 18 .2% , 4/12/35 .... 617 44
5,050,445
Total Marketplace Loans (Cost
$ 55,288,391 ) ......................
$49,559,728
a
The rate shown represents the yield at period end.
b
Defaulted security or security for which income has been deemed uncollectible. See
Note
8
.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Limited
Duration
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $399,648,703
Cost - Non-controlled affiliates (Note 5 c ) ........................................................ 12,390,728
Value - Unaffiliated issuers .................................................................. $384,781,623
Value - Non-controlled affiliates (Note 5 c ) ....................................................... 12,390,728
Cash .................................................................................... 5,251,154
Receivables:
Investment securities sold ................................................................... 4,588,448
Dividends and interest ..................................................................... 4,126,711
Deposits with brokers for:
Reverse repurchase agreements (Note 4 ) ..................................................... 110,000
Unrealized appreciation on unfunded loan commitments (Note 9 ) ....................................... 676
Total assets .......................................................................... 411,249,340
Liabilities:
Payables:
Investment securities purchased .............................................................. 6,784,409
Payable for purchases of TBA securities (Note 1 c ) ................................................. 24,216,943
Credit facility (Note 3 ) ...................................................................... 97,500,000
Management fees ......................................................................... 226,922
Transfer agent fees ........................................................................ 19,538
Trustees' fees and expenses ................................................................. 321
Accrued interest (Note 3 ) ................................................................... 402,919
Reverse repurchase agreements (Note 4 ) ....................................................... 6,389,908
Unrealized depreciation on unfunded loan commitments (Note 9 ) ....................................... 1,653
Accrued expenses and other liabilities ........................................................... 363,440
Total liabilities ......................................................................... 135,906,053
Net assets, at value ................................................................. $275,343,287
Net assets consist of:
Paid-in capital ............................................................................. $351,528,196
Total distributable earnings (losses) ............................................................. (76,184,909)
Net assets, at value ................................................................. $275,343,287
Shares outstanding ......................................................................... 40,405,374
Net asset value per share
a
.................................................................... $6.81
a
Net asset value per share may not recalculate due to rounding.

Franklin Limited Duration Income Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $21,057
Non-controlled affiliates (Note 5 c ) ............................................................. 239,817
Interest:
Unaffiliated issuers ........................................................................ 16,079,678
Total investment income ................................................................... 16,340,552
Expenses:
Management fees (Note 5 a ) ................................................................... 1,406,660
Transfer agent fees ......................................................................... 19,932
Custodian fees ............................................................................ 1,036
Reports to shareholders fees .................................................................. 60,651
Registration and filing fees .................................................................... 11,158
Professional fees ........................................................................... 93,366
Trustees' fees and expenses .................................................................. 1,678
Marketplace lending fees (Note 1 f ) .............................................................. 643,352
Interest expense (Note 3 & 4 ) .................................................................. 2,728,672
Other .................................................................................... 79,959
Total expenses ......................................................................... 5,046,464
Expenses waived/paid by affiliates (Note 5 c ) ................................................... (20,294)
Net expenses ......................................................................... 5,026,170
Net investment income ................................................................ 11,314,382
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,979,110)
Securities sold short ....................................................................... 214
TBA sale commitments ..................................................................... (16,280)
Net realized gain (loss) .................................................................. (2,995,176)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,535,096
Unfunded loan commitments (Note 9 ) .......................................................... (1,941)
Net change in unrealized appreciation (depreciation) ............................................ 1,533,155
Net realized and unrealized gain (loss) ............................................................ (1,462,021)
Net increase (decrease) in net assets resulting from operations .......................................... $9,852,361

Franklin Limited Duration Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual REport

Franklin Limited Duration Income Trust
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,314,382 $25,768,914
Net realized gain (loss) ................................................. (2,995,176) (8,030,434)
Net change in unrealized appreciation (depreciation) ........................... 1,533,155 2,282,826
Net increase (decrease) in net assets resulting from operations ................ 9,852,361 20,021,306
Distributions to shareholders .............................................. (14,909,583) (20,501,755)
Distributions to shareholders from tax return of capital ........................... — (9,317,411)
Total distributions to shareholders .......................................... (14,909,583) (29,819,166)
Net increase (decrease) in net assets ................................... (5,057,222) (9,797,860)
Net assets:
Beginning of period ..................................................... 280,400,509 290,198,369
End of period .......................................................... $275,343,287 $280,400,509

Franklin Limited Duration Income Trust
Financial Statements
Statement of Cash Flows
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Limited
Duration
Income Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 15,988,11 9
Operating expenses paid ..................................................................... (2,429,09 6 )
Interest expense paid ........................................................................ (2,747,630)
Deposits from brokers ....................................................................... 44 0,000
Purchases of long-term investments ............................................................. (199,197,582)
Sales and maturities of long-term investments ..................................................... 208,046,823
Net purchases of short-term investments ......................................................... (618,551)
Cash provided - operating activities .......................................................... 19,482,083
Cash flow from financing activities:
Net change in reverse repurchase agreements ..................................................... (4,104,425)
Cash distributions to shareholders .............................................................. (14,909,583)
Cash used - financing activities ............................................................. (19,014,008)
Net increase (decrease) in cash ................................................................. 468,075
Cash at beginning of period ..................................................................... 4,783,079
Cash at end of period ......................................................................... $5,251,154
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the period ended June 30, 2025
Net increase (decrease) in net assets resulting from operating activities .................................... $ 9,852,361
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (267,270)
Reinvested dividends from non-controlled affiliates ............................................... (239,817)
Interest received in the form of securities ...................................................... (59,417)
Decrease in dividends and interest receivable and other assets ..................................... 273,488
Decrease in interest payable ............................................................... (18,958)
De crease in deposits from brokers ........................................................... 440,000
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (131,598)
Increase in payable for investments purchased ................................................. 4,873,848
Increase in receivable for investments sold ..................................................... (3,545,905)
De crease in cost of investments ............................................................. 9,840,447
Increase in unrealized appreciation on investments. .............................................. (1,535,096)
Net cash provided by operating activities ........................................................... $19,482,083

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as a closed-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
1. Organization and Significant Accounting Policies
(continued)
d. Mortgage Dollar Rolls
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded
on the ex dividend date. The Fund employs a managed
distribution policy whereby the Fund will distribute a level distribution amount to shareholders. The Fund intends to
distribute $0.0615 per share monthly. The Fund’s distribution level may be changed by the Board in the future. Under
the policy, the Fund is managed with a goal of generating
as much of the distribution as possible from net investment
income and short-term capital gains. The balance of the
distribution will then come from long-term capital gains to
the extent permitted and, if necessary, a return of capital.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value).
Under the program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. During the periods ended June 30, 2025 and December 31, 2024, there were no shares repurchased.
3. Credit Facility
The Fund participates in a revolving senior secured margin loan agreement (Credit Facility) with The Bank of New York Mellon
(BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the
Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2025, the Fund had outstanding borrowings of $97,500,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended June 30, 2025, were $97,500,000 and 5.13%, respectively.
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $6,464,494 are up to 31-90 days.
The Fund pledged securities as collateral valued at $7,483,896 which have been identified on the Schedule of Investments.
Any cash collateral that has been delivered to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a receivable for deposits with brokers for reverse repurchase agreements on the Statement of Assets and
Liabilities.
For the period ended June 30, 2025, the average borrowings and the average interest rate were $8,616,072 and 4.9%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
3. Credit Facility
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024 , the Fund deferred late-year ordinary losses of $232 .
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.332% $11,532,360 $82,413,002 $(81,554,634) $— $— $12,390,728 12,390,728 $239,817
Total Affiliated Securities ... $11,532,360 $82,413,002 $(81,554,634) $— $— $12,390,728 $239,817
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 6,148,129
Long term ................................................................................ 47,692,436
Total capital loss carryforwards ............................................................... $53,840,565
Cost of investments .......................................................................... $406,539,487
Unrealized appreciation ........................................................................ $5,551,961
Unrealized depreciation ........................................................................ (21,304,719)
Net unrealized appreciation (depreciation) .......................................................... $(15,752,758)
5. Transactions with Affiliates
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, payments-in-kind and bond discounts and premiums.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$204,071,430 and $212,511,773, respectively.
8. Credit Risk and Defaulted Securities
At June 30, 2025, the Fund had 77.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2025, unfunded commitments were as follows:
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Franklin Limited Duration Income Trust
Clydesdale Acquisition Holdings, Inc. $ 9,195
GC Ferry Acquisition I, Inc. 96,415
June Purchaser LLC 70,055
Signia Aerospace LLC 22,706
Student Transportation of America Holdings, Inc. 13,021
$ 211,393
6. Income Taxes
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. $ — $ 5,917 $ — $ 5,917
Metals & Mining ....................... — 67,067 — 67,067
Oil, Gas & Consumable Fuels ............. 4,188 106,774 — 110,962
Pharmaceuticals ....................... 245,233 — — 245,233
Software ............................. — — 26,325 26,325
Specialty Retail ........................ — — —
a
—
Corporate Bonds :
Aerospace & Defense ................... — 3,587,978 — 3,587,978
Automobile Components ................. — 3,116,871 — 3,116,871
Automobiles .......................... — 697,346 — 697,346
Biotechnology ......................... — 1,297,922 — 1,297,922
Broadline Retail ....................... — 1,990,784 — 1,990,784
Building Products ...................... — 5,699,895 — 5,699,895
Capital Markets ........................ — 2,420,364 — 2,420,364
Chemicals ........................... — 7,230,097 —
a
7,230,097
Commercial Services & Supplies ........... — 6,312,373 — 6,312,373
Construction & Engineering ............... — 394,283 — 394,283
Consumer Finance ..................... — 5,306,720 — 5,306,720
Consumer Staples Distribution & Retail ...... — 724,656 — 724,656
Containers & Packaging ................. — 5,248,554 — 5,248,554
Distributors ........................... — 991,541 — 991,541
Diversified Consumer Services ............ — 1,264,073 — 1,264,073
Diversified REITs ...................... — 2,328,074 — 2,328,074
Diversified Telecommunication Services ..... — 1,969,650 — 1,969,650
Electric Utilities ........................ — 2,430,442 — 2,430,442
Electrical Equipment .................... — 1,268,671 — 1,268,671
Electronic Equipment, Instruments &
Components ........................ — 1,265,038 — 1,265,038
Energy Equipment & Services ............. — 4,766,528 — 4,766,528
Entertainment ......................... — 1,626,756 — 1,626,756
Financial Services ...................... — 8,928,198 — 8,928,198
Food Products ........................ — 682,630 — 682,630
Ground Transportation .................. — 1,635,349 — 1,635,349
Health Care Equipment & Supplies ......... — 1,746,198 — 1,746,198
Health Care Providers & Services .......... — 6,104,910 — 6,104,910
Health Care REITs ..................... — 785,521 — 785,521
Health Care Technology ................. — 950,408 — 950,408
Hotel & Resort REITs ................... — 1,719,435 — 1,719,435
Hotels, Restaurants & Leisure ............. — 10,400,177 —
a
10,400,177
Household Durables .................... — 4,023,065 — 4,023,065
Household Products .................... — 189,342 — 189,342
Independent Power and Renewable Electricity
Producers .......................... — 3,273,223 — 3,273,223
Insurance ............................ — 3,349,016 — 3,349,016
Interactive Media & Services .............. — 359,363 — 359,363
IT Services ........................... — 2,672,722 — 2,672,722
Machinery ............................ — 3,937,311 — 3,937,311
Media ............................... — 7,150,307 — 7,150,307
Metals & Mining ....................... — 2,222,468 — 2,222,468
10. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 1,427,001 $ — $ 1,427,001
Oil, Gas & Consumable Fuels ............. — 13,141,974 —
a
13,141,974
Paper & Forest Products ................. — 353,856 — 353,856
Passenger Airlines ..................... — 984,111 — 984,111
Personal Care Products ................. — 1,584,450 — 1,584,450
Pharmaceuticals ....................... — 1,111,511 — 1,111,511
Professional Services ................... — 439,109 — 439,109
Real Estate Management & Development .... — 2,064,627 — 2,064,627
Software ............................. — 2,890,842 — 2,890,842
Specialized REITs ...................... — 1,035,866 — 1,035,866
Specialty Retail ........................ — 1,260,301 — 1,260,301
Technology Hardware, Storage & Peripherals . — 559,586 — 559,586
Textiles, Apparel & Luxury Goods .......... — 1,855,372 — 1,855,372
Trading Companies & Distributors .......... — 4,039,597 — 4,039,597
Wireless Telecommunication Services ....... — 2,680,146 1,126 2,681,272
Senior Floating Rate Interests ............... — 114,807,813 131,084 114,938,897
Marketplace Loans ....................... — — 49,559,728 49,559,728
Asset-Backed Securities ................... — 20,967,187 — 20,967,187
Mortgage-Backed Securities ................ — 40,973,994 — 40,973,994
Municipal Bonds ......................... — 388,579 — 388,579
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 12,390,728 — — 12,390,728
Total Investments in Securities ........... $12,640,149 $334,813,939
b
$49,718,263 $397,172,351
Other Financial Instruments:
Unfunded Loan Commitments .............. $— $676 $— $676
Total Other Financial Instruments ......... $— $676 $— $676
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 6,389,908 $ — $ 6,389,908
Unfunded Loan Commitments ............... — 1,653 — 1,653
Total Other Financial Instruments ......... $— $6,391,561 $— $6,391,561
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $67,067, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At June 30, 2025, the reconciliation is as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Software .......... $ — $ 1,099,500 $ — $ — $ — $ — $ — $ (1,073,175) $ 26,325 $ (1,073,175)
Specialty Retail ..... —
c
— — — — — — — —
c
—
Corporate Bonds :
Chemicals ........ —
c
18 — — — — — (18) —
c
(18)
Hotels, Restaurants &
Leisure ......... —
c
— — — — — — — —
c
—
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Wireless
Telecommunication
Services ........ 1,192 — (420) — — 414 389 (449) 1,126 129
Senior Floating Rate
Interests :
Diversified Consumer
Services ........ — 131,084 — — — — — — 131,084 —
Marketplace Loans :
Financial Services ... 51,407,861 14,911,848 (16,299,065) — — — (44,090) (416,826) 49,559,728 (926,773)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $51,409,053 $16,142,450 $(16,299,485) $— $— $414 $(43,701) $(1,490,468) $49,718,263 $(1,999,837)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2025, are as follows:
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
period Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
.............
$49,559,728 Discounted cash flow Loss-adjusted
discount rate
-0.2% - 14.7%
(9.9%)
Decrease
Projected loss rate 2.4% - 92.8%
(14.1%)
Decrease
All Other Investments
.............
158,535
c,d
Total
..........................
$49,718,263
a
Weighted based on the relative fair value of the financial instruments .
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs .
d
Includes financial instruments determined to have no value .
10. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Limited Duration Income Trust

franklintempleton.com
Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase
up to 10% of the Fund’s outstanding shares in open-market
transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio
management responsibilities, the Investment Manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Managed Distribution Plan
The Board has implemented a managed distribution plan
where the Fund distributes a level monthly distribution
to shareholders at the fixed rate of $0.0615 per share.
Management will generally distribute amounts necessary to
satisfy the Fund’s plan and the requirements prescribed by
excise tax rules and Subchapter M of the Internal Revenue
Code. The plan is intended to provide shareholders with a
consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the
Fund’s common shares, but there is no assurance that the
plan will be successful in doing so.
Under the managed distribution plan, to the extent that
sufficient investment income is not available on a monthly
basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s
investment performance from the amount of the Fund’s
distributions or from the terms of the Fund’s managed
distribution plan.
The Board may amend the terms of the plan or terminate
the plan at any time. The amendment or termination of the
plan could have an adverse effect on the market price of
the Fund’s common shares. The plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
In compliance with Rule 19a-1 of the Investment Company
Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net
investment income, gain from the sale of securities and
return of principal. However, determination of the actual
source of the Fund’s dividend can only be made at year-end.
The actual source amounts of all Fund dividends will be
included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the
accounting treatment used to calculate the source of the
Fund’s dividends as shown on shareholders’ statements.
Shareholders should refer to their Form 1099-DIV for
the character and amount of distributions for income tax
reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.

Franklin Limited Duration Income Trust
Annual Meeting of Shareholders

franklintempleton.com
Semiannual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (Fund) was held on October
3, 2024. At the Meeting, shareholders elected J. Michael Luttig, Valerie M. Williams and Gregory E. Johnson. as Trustees of
the Fund to hold office for a three year term, set to expire at the 2027 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday and Larry D. Thompson are Trustees of the Fund
who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
J. Michael Luttig
Valerie M. Williams
Gregory E. Johnson
30,672,246
30,672,246
30,672,246
1,858,429
1,858,429
1,858,429

Franklin Limited Duration Income Trust

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

Franklin Limited Duration Income Trust
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN LIMITED DURATION INCOME TRUST
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel to consider the
renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of acquired third-party fund families into the
Franklin Templeton (FT) family of funds and management’s
continued development of strategies to address evolving
changes in domestic policy and continuing geopolitical
concerns. The Board noted that, in 2016, it had authorized
an open-market share repurchase program pursuant to
which the Fund may purchase, from time to time, up to 10%
of the Fund’s common shares in open-market transactions,
at the discretion of management. The Board also noted that,
effective January 1, 2024, the Board authorized a managed
distribution plan pursuant to which the Fund can distribute a level distribution amount to shareholders.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its continued reassessment of the fund
offerings in response to FT acquisitions and the market
environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The
Board specifically noted FT’s commitment to technological

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Shareholder Information

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Semiannual Report
innovation and advancement, including its continued focus
on developing potential use cases for tokenization and the
blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2024. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end general bond funds. The
Board noted that the Fund’s annualized income return for
the one-, three- and five-year periods was above the median
of its Performance Universe, but for the 10-year period was
below the median and in the third quintile of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of the Fund’s Performance Universe. The
Board discussed the Fund’s performance with management
and management explained that the Performance Universe
consisted of a diverse group of funds invested in a wide
range of asset classes, a majority of which did not share
the same limited duration focus as the Fund. Management
further explained that mortgage-backed securities, which is
one of the Fund’s core asset classes, dramatically lagged
most other fixed income sectors adversely impacting the
Fund’s annualized total return. Management also explained
that the Fund’s investment in marketplace loans, while
delivering the expected income returns, generated total
returns that trailed those of broader fixed income markets.
The Board further noted management’s view regarding
the income-related attributes of the Fund (e.g., a fund’s
investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance
relative to its peers on an income return basis was
appropriate given these attributes. The Board also noted
that the Fund’s one- and three-year annualized income
return was above 10.00% and in the second quintile and first quintile (best), respectively, of its Performance Universe and that the Fund’s annualized total return, although below the
median of its Performance Universe for each period, was
positive for each period and 7.26% for the one-year period.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges (as applicable) and for comparative
consistency, was shown for the Fund and for each other fund
in the Expense Group. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and
seven other general bond funds. The Board noted that,
based on common assets, the Management Rate was
below the median of its Expense Group and the actual
total expense ratio for the Fund was above the median
and in the third quintile of its Expense Group. The Board
discussed the above median actual total expense ratio with
management and management explained that it evaluates
the Management Rate and the total expense ratio based on
common assets as well as managed assets (common and
leveraged assets). Management further explained that the
Fund’s actual total expense ratio based on common assets

Franklin Limited Duration Income Trust
Shareholder Information

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Semiannual Report
was above the Expense Group median due to the Fund’s
above median non-management expenses that included
fees the Fund pays for its investment in marketplace loans.
Management also explained that the Fund was the only fund
in the Expense Group that invested in marketplace loans and
that the Fund’s actual total expense ratio based on managed
assets was below the median of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2024, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Limited Duration Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

FTF S 08/25
© 2025 Franklin Templeton Investments. All rights reserved.
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Semiannual Report
Franklin Limited Duration Income Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Limited Duration Income Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 26, 2025